                                                      Registration No. 33-57792
                                                                       811-7466

                            SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                         FORM N-6

                  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                              Post Effective Amendment No. 29


               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                            Post-Effective Amendment No. 13

                                    VEL II ACCOUNT
                OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                             (Exact Name of Registrant)


                  COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                                (Name of Depositor)
                           132 Turnpike Road, Suite 210
                        Southborough, Massachusetts  01772
                            Telephone:  (508) 460-2400
                (Address of Depositor's Principal Executive Office)

           Scott D. Silverman, Senior Vice President, General Counsel and
                               Corporate Secretary
                   Commonwealth Annuity and Life Insurance Company
                          132 Turnpike Road, Suite 210
                       Southborough, Massachusetts  01772
                           Telephone:  (508) 460-2408
                 (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on April 30, 2012 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a) (1) of Rule 485
/ / on (date) pursuant to paragraph (a) (1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                          FLEXIBLE PREMIUM VARIABLE LIFE

Pursuant to Reg. Section 270.24f 2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f 2 Notice was for the issuer's fiscal year ended December 31, 2011 and was filed on or before March 31, 2012.

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                          SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about VEL II (93)
("Vari-Exceptional Life"), an individual or group flexible premium variable life insurance policy issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") (in all jurisdictions except Hawaii and New York) to applicants who were Age 85 years old and under at the time of purchase.


The policies are funded through the VEL II Account of Commonwealth Annuity, a separate investment account referred to as the Separate Account, and a fixed-interest account that is referred to as the General Account. The Separate Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Funds:


GOLDMAN SACHS VARIABLE INSURANCE TRUST
(SERVICE SHARES)
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
SHARES)
Invesco V.I. Global Health Care Fund
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein VPS Large Cap Growth Portfolio

DELAWARE VIP TRUST
Delaware VIP International Value Equity Series

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Asset Manager(SM) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Janus Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

YOU MAY CONTACT OUR SERVICE CENTER AT 1-800-533-7881 TO REQUEST PROSPECTUSES FOR ANY OF THE UNDERLYING FUNDS THAT ARE AVAILABLE AS INVESTMENT OPTIONS UNDER YOUR CONTRACT.


A STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2012 CONTAINING MORE INFORMATION ABOUT THE POLICY IS ON FILE WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. A COPY MAY BE OBTAINED FREE OF CHARGE BY CALLING 1-800-533-7881. THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION CAN ALSO BE OBTAINED FROM THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE (HTTP://WWW.SEC.GOV).


THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.


                              DATED APRIL 30, 2012

                               TABLE OF CONTENTS


SUMMARY OF RISKS AND BENEFITS...............................    4
  WHAT ARE THE POLICY'S BENEFITS?...........................    4
  WHAT ARE THE POLICY'S RISKS?..............................    5

SUMMARY OF RISKS AND BENEFITS: FEE TABLES...................    6
  TRANSACTION FEES..........................................    6
  PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES.......    9
  ANNUAL FUND OPERATING EXPENSES............................   11

THE COMPANY, THE SEPARATE ACCOUNT AND THE FUNDS.............   12
  WHO IS THE COMPANY?.......................................   12
  WHAT IS THE SEPARATE ACCOUNT?.............................   12
  WHAT ARE THE FUNDS?.......................................   12

THE POLICY..................................................   16
  HOW DO I COMMUNICATE WITH THE COMPANY?....................   16
  HOW DO I APPLY FOR A POLICY?..............................   17
  CAN I EXAMINE AND CANCEL THE POLICY OR AN INCREASE IN FACE
    AMOUNT?.................................................   17
  IS THERE A PAID-UP INSURANCE OPTION?......................   18
  DOES THE COMPANY SUPPORT INCENTIVE FUNDING DISCOUNTING?...   18
  HOW DO I MAKE PAYMENTS?...................................   19
  HOW DO I ALLOCATE MY NET PAYMENTS?........................   20
  CAN I MAKE TRANSFERS?.....................................   20
  IS THE TRANSFER PRIVILEGE SUBJECT TO ANY LIMITATIONS?.....   20
  ARE THERE RESTRICTIONS ON DISRUPTIVE TRADING?.............   21
  IS THERE A DOLLAR-COST AVERAGING OPTION OR AUTOMATIC
    REBALANCING OPTION?.....................................   22
  CAN I MAKE FUTURE CHANGES UNDER MY POLICY?................   23
  HOW DO I CHANGE THE FACE AMOUNT OF MY POLICY?.............   23
  CAN I CONVERT MY POLICY INTO A FIXED POLICY?..............   24
  CAN I MAKE POLICY LOANS?..................................   24
  ARE POLICY LOANS PERMITTED IF THE POLICY WAS ISSUED IN
    CONNECTION WITH A TSA PLAN?.............................   26
  CAN I SURRENDER THE POLICY?...............................   26
  CAN I MAKE PARTIAL WITHDRAWALS?...........................   27
  WHAT IS THE POLICY VALUE?.................................   27

THE DEATH BENEFIT...........................................   30
  WHAT ARE THE SUM INSURED OPTIONS?.........................   30
  CAN I CHANGE THE SUM INSURED OPTION?......................   31
  IS A GUARANTEED DEATH BENEFIT AVAILABLE?..................   32
  WHAT ARE THE DEATH PROCEEDS PAYMENT OPTIONS?..............   33

TERMINATION AND REINSTATEMENT...............................   36
  WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY?........   36
  WHAT ARE THE REINSTATEMENT PROVISIONS OF THE POLICY?......   36

CHARGES AND DEDUCTIONS......................................   38
  WHAT CHARGES ARE DEDUCTED FROM PAYMENTS?..................   38
  WHAT IS THE MONTHLY DEDUCTION?............................   38
  WHAT CHARGES ARE MADE AGAINST OR REFLECTED IN THE ASSETS
    OF THE SEPARATE ACCOUNT?................................   40

  HOW IS THE SURRENDER CHARGE CALCULATED?...................   41
  WHAT CHARGES APPLY TO A PARTIAL WITHDRAWAL?...............   43
  WHAT ARE THE TRANSFER CHARGES?............................   44
  WHAT IS THE CHARGE FOR AN INCREASE IN THE FACE AMOUNT?....   44
  ARE THERE ANY OTHER ADMINISTRATIVE CHARGES?...............   44
  DOES THE COMPANY WAIVE CHARGES FOR ANY CLASSES OF
    POLICYOWNERS?...........................................   44

FEDERAL TAX CONSIDERATIONS..................................   45
  HOW ARE THE COMPANY AND THE SEPARATE ACCOUNT TAXED?.......   45
  HOW ARE THE POLICIES TAXED?...............................   45
  HOW ARE POLICY LOANS TAXED?...............................   47
  WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY
    TAXED?..................................................   48
  ARE POLICY DISTRIBUTIONS SUBJECT TO WITHHOLDING?..........   48
  ARE LIFE INSURANCE POLICIES PURCHASED BY RESIDENTS OF
    PUERTO RICO SUBJECT TO UNITED STATES FEDERAL INCOME
    TAX?....................................................   49
  ARE LIFE INSURANCE POLICIES PURCHASED BY NON-RESIDENTS
    ALIENS AND FOREIGN CORPORATIONS SUBJECT TO UNITED STATES
    FEDERAL INCOME TAX?.....................................   49
  ARE THERE TAX IMPLICATIONS FOR NON-INDIVIDUAL OWNERS AND
    BUSINESS BENEFICIARIES OF POLICIES?.....................   49
  WHAT ARE THE DIVERSIFICATION REQUIREMENTS FOR THE SEPARATE
    ACCOUNT?................................................   49
  CAN I BE CONSIDERED THE OWNER OF THE SEPARATE ACCOUNT
    ASSETS FOR TAX PURPOSES?................................   49
  CAN CHANGES IN TAX LAW AFFECT THE POLICY?.................   49

OTHER INFORMATION...........................................   50
  ARE THERE OTHER IMPORTANT POLICY PROVISIONS?..............   50
  CAN THE COMPANY DELAY PAYMENTS TO ME?.....................   51
  DO I HAVE ANY VOTING RIGHTS?..............................   51
  WHAT REPORTS WILL I RECEIVE CONCERNING MY POLICY?.........   52
  ARE THERE ANY PENDING LEGAL PROCEEDINGS INVOLVING THE
    SEPARATE ACCOUNT?.......................................   52
  MAY THE COMPANY ADD, DELETE OR SUBSTITUTE FUNDS?..........   52
  WHAT IS MIXED AND SHARED FUNDING?.........................   53
  WHERE CAN I FIND THE FINANCIAL STATEMENTS OF THE COMPANY
    AND THE VARIABLE ACCOUNT?...............................   53

THE GENERAL ACCOUNT.........................................   54

GLOSSARY OF SPECIAL TERMS...................................   55

                         SUMMARY OF RISKS AND BENEFITS

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The remainder of this Prospectus offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.

The Policy is a life insurance contract with death benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is "variable" because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Unlike traditional insurance policies, the Policy has no fixed schedule for payments. Within limits, you may make payments of any amount and frequency. While you may establish a schedule of payments ("planned payments"), the Policy will not necessarily lapse if you fail to make planned payments, and making planned payments will not guarantee that the Policy will remain in force.

WHAT ARE THE POLICY'S BENEFITS?

While the Policy is in force, it will provide:

    - Life insurance coverage on the named Insured

    - Policy Value

    - Surrender rights and partial withdrawal rights

    - Loan privileges

Other benefits previously available through the policy included:

    - Waiver of Premium Rider--This Rider provides that, during periods of total disability, continuing more than four months, the Company will add to the Policy Value each month an amount selected by you or the amount needed to pay the Policy charges, whichever is greater. This value will be used to keep the Policy in force. This benefit is subject to the Company's maximum issue benefits. Its cost will change yearly.

    - Guaranteed Insurability Rider--This rider guarantees that insurance may be added at various option dates without Evidence of Insurability. This benefit may be exercised on the option dates even if the Insured is disabled.

    - Other Insured Rider--This Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and children of the primary Insured. The Rider includes a feature that allows the "Other Insured" to convert the coverage to a flexible premium adjustable life insurance Policy.

    - Children's Insurance Rider--This rider provides coverage for eligible minor children. It also covers future children, including adopted children and stepchildren.

    - Accidental Death Benefit Rider--This Rider pays an additional benefit for death resulting from a covered accident prior to the Policy anniversary nearest the Insured's Age 70.

    - Exchange Option Rider--This Rider allows you to use the Policy to insure a different person, subject to Company guidelines.

    - Living Benefits Rider--This Rider permits part of the proceeds of the Policy to be available before death if the Insured becomes terminally ill or is permanently confined to a nursing home.

    - Guaranteed Death Benefit Rider--This Rider, WHICH IS AVAILABLE ONLY AT DATE OF ISSUE, (a) guarantees that the Policy will not lapse regardless of the performance of the Separate Account, and (b) provides a guaranteed net death benefit.

WHAT ARE THE POLICY'S RISKS?

There are certain risks associated with the Policy:

    - There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will terminate if Policy Value is insufficient to cover certain monthly charges plus loan interest accrued, or if Outstanding Loans exceed the Policy Value less surrender charges. The Policies are unsuitable as short-term savings vehicles.

    - The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit is in effect. The Guaranteed Death Benefit may not be available in all states.

    - Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value, and will reduce the Death Benefit. ALLOWING THE POLICY TO LAPSE WITH A LOAN OUTSTANDING MAY HAVE SIGNIFICANT TAX CONSEQUENCES. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy loan may have tax consequences.

    - Surrender of the Policy may be subject to a substantial surrender charge. Partial Withdrawals may be subject to surrender charges and a Partial Withdrawal Charge.

    - A Policy may be considered a "modified endowment contract" if total payments during the first seven Policy years (or within seven years of a material change in the Policy) exceed the total net level payments payable, if the Policy had provided paid-up future benefits after seven level annual payments. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis. In addition, a 10% additional penalty tax may be imposed on that part of a distribution that is includible in income.

    - Each Fund is subject to investment risks and other risks. We do not promise that the Funds will meet their investment objectives. Amounts that you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Sub-Accounts invest. Your bear the investment risk that those Funds possibly will not meet their investment objectives. A description of each Fund's investment policies and a comprehensive discussion of the risks of each Fund may by found in the Fund's prospectus.

                   SUMMARY OF RISKS AND BENEFITS: FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                TRANSACTION FEES


                                          WHEN CHARGE IS
CHARGE                                       DEDUCTED                     AMOUNT DEDUCTED
------                             ----------------------------  ---------------------------------
MAXIMUM SALES CHARGE IMPOSED ON                N/A                             None
  PREMIUMS (LOAD)

PREMIUM TAXES                      When a premium payment is     2.50% of each premium payment
                                   made

DEFERRED ACQUISITION COSTS         When a premium payment is     1.00% of each premium payment
  ("DAC TAX" CHARGE)               made

SURRENDER CHARGE--DEFERRED         Upon Surrender or a Decrease  $8.50 per thousand dollars of the
  ADMINISTRATIVE CHARGE(1)         in Face Amount for up to      initial Face Amount or of an
                                   15 years from Date of Issue   increase in Face Amount.
                                   of the Policy or from the
                                   date of increase in Face
                                   Amount, respectively

SURRENDER CHARGE--DEFERRED SALES
  CHARGE(1)
  Minimum and Maximum Charge       Upon Surrender or a Decrease  The minimum charge is $7.68 and
                                   in Face Amount for up to      the maximum charge is $38.25 per
                                   15 years from Date of Issue   $1,000 of Face Amount.
                                   of the Policy or from the
                                   date of increase in Face
                                   Amount, respectively.

  Charge for a representative                                    For a Male Standard Non-Smoker
    Policy owner                                                 Age 54, the rate is $32.36 per
                                                                 $1,000 of Face Amount.

PARTIAL WITHDRAWAL CHARGE(2)       Upon Partial Withdrawals in   5% of any withdrawals in excess
                                   excess of the Free 10%        of the Free 10% Withdrawal
                                   Withdrawal Amount             amount.

PARTIAL WITHDRAWAL TRANSACTION     Upon any Partial Withdrawal   2% of the amount withdrawn, not
  FEE                                                            to exceed $25

INCREASE IN FACE AMOUNT            Upon increasing the Face      $40 administrative fee
                                   Amount of the Policy

                                          WHEN CHARGE IS
CHARGE                                       DEDUCTED                     AMOUNT DEDUCTED
------                             ----------------------------  ---------------------------------
TRANSFER CHARGES                   Upon the 13th transfer and    Currently $10 per transfer,
                                   each subsequent transfers in  guaranteed not to exceed $25 per
                                   a Policy Year.                transfer.

SPLIT OPTION RIDER/EXCHANGE        Upon adding the rider to the  $20 (one-time fee)
  OPTION RIDER                     contract

LIVING BENEFITS RIDER
  Minimum and Maximum Charge       Upon exercising the rider     One-time fee of $150, plus an
                                                                 additional charge based on the
                                                                 present value of expected
                                                                 premiums associated with the
                                                                 benefit.

  Charge for a representative      Upon exercising the rider     Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $13.10 (for a Male Standard,
                                                                 Age 54)

GUARANTEED DEATH BENEFIT RIDER     Upon adding the rider         $25 (one-time fee)
                                   (available only at issue)

PAID-UP INSURANCE OPTION                       N/A                             None

CHANGING NET PAYMENT ALLOCATION    Upon changing allocations of  Currently there is no charge. Any
                                   Net Payments                  future charge is guaranteed not
                                                                 to exceed $25.

CHANGING MONTHLY DEDUCTION         Upon changing allocation of   Currently there is no charge. Any
  ALLOCATION                       the Monthly Deduction         future charge is guaranteed not
                                                                 to exceed $25.

PROVIDING A PROJECTION OF          Upon requesting a projection  Currently there is no charge. Any
  VALUES(3)                        of values                     future charge is guaranteed not
                                                                 to exceed $25.


------------------------

(1) SURRENDER CHARGES--At any time that the Policy is in effect, a Policyowner may elect to surrender the Policy and receive its Surrender Value. A surrender charge is calculated upon issuance of the Policy and upon each increase in Face Amount. The duration of the surrender charge is 15 years for issue Ages 0 through 50, grading down to 10 years for issue Ages 55 and above. The surrender charge is imposed only if, during its duration, you request a full surrender or a decrease in the Face Amount. The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b), where (a) is a dEFERRED ADMINISTRATIVE CHARGE, and (b) is a DEFERRED SALES CHARGE. For purposes of calculating the withdrawal charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Premium Payments in the chronological order in which they were received.

    The DEFERRED ADMINISTRATIVE CHARGE is $8.50 per thousand dollars of the initial Face Amount or of an increase in the Face Amount. The charge is designed to reimburse the Company for administrative costs associated with product research and development, underwriting, Policy administration, decreasing the Face Amount, and surrendering a Policy. Because the maximum surrender charge reduces by 0.5% or more per month (depending on issue Age) after the 40th Policy month from the Date of Issue or the effective date of an increase in the Face Amount, in certain situations some or all of the deferred administrative charge may not be assessed upon surrender of the Policy.

    The DEFERRED SALES CHARGE is equal to 49% of premiums received up to a maximum number of Guideline Annual Premiums that vary by issue Age. This maximum number varies from 1.660714 (for Ages 0 through 55) to 0.948980 (for Age 85). In accordance with state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 of the initial Face Amount. The deferred sales charge varies based on individual characteristics (sexes, issue ages and underwriting classes) of the Insureds. Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, the minimum is $7.68 (for a Female Standard Smoker Age 0) and the maximum is $38.25 (for a Male Standard Smoker Age 53) per $1000 of Face Amount.

    The surrender charge shown in the table may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the front cover of this Prospectus or contact your agent.

(2) PARTIAL WITHDRAWALS--The Company will reduce the amount of the Policy's outstanding Surrender Charge by the amount of the Partial Withdrawal Charge. If no Surrender Charges apply to the Policy at the time of a withdrawal, no partial withdrawal charge will apply to that withdrawal.

(3) PROVIDING A PROJECTION OF VALUES--You may request a free personalized illustration of death benefits, cash surrender values and cash values once annually. The Company may in its discretion provide additional personalized illustrations upon request. We currently do not charge for personal illustrations, but we reserve the right to charge a fee, not to exceed $25, if you request more than one illustration annually.

                                     * * *

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FUND FEES AND EXPENSES. THE SEPARATE ACCOUNT MORTALITY AND EXPENSE RISK FEES AND THE SEPARATE ACCOUNT ADMINISTRATIVE CHARGE ARE DEDUCTED FROM THE SEPARATE ACCOUNT ON A DAILY BASIS. ALL OF THE OTHER FEES ARE CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION.

              PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


                                          WHEN CHARGE IS
CHARGE                                       DEDUCTED                     AMOUNT DEDUCTED
------                             ----------------------------  ---------------------------------
COST OF INSURANCE(1)
  Minimum and Maximum charge                 Monthly             Per $1,000 of original Face
                                                                 Amount, the minimum is $0.05 and
                                                                 the maximum is $83.33

  Charge for a representative                Monthly             Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $0.53 (for a Male Standard
                                                                 Non-Smoker Age 54)

MONTHLY ADMINISTRATIVE FEE                   Monthly             $5.00

SEPARATE ACCOUNT MORTALITY AND                Daily              Annual rate of 0.65% of Separate
  EXPENSE RISK FEES                                              Account assets (guaranteed not to
                                                                 exceed 0.90%)

SEPARATE ACCOUNT ADMINISTRATIVE      Daily for the first ten     Annual rate of 0.15% of Separate
  CHARGE                                   Policy years          Account assets (guaranteed not to
                                                                 exceed 0.25%)

MONTHLY CHARGES FOR OPTIONAL                 Monthly             Varies depending upon the
  BENEFITS(2)                                                    optional benefits selected, and
                                                                 by the individual characteristics
                                                                 of the Insureds

OTHER INSURED RIDER
  Minimum and Maximum charge                 Monthly             Per $1,000 of original Face
                                                                 Amount: the minimum is $0.06 and
                                                                 the maximum is $83.33

  Charge for a representative                Monthly             Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $0.56 (for a Male Standard
                                                                 Non-Smoker Age 54)

WAIVER OF PREMIUM RIDER
  Minimum and Maximum charge                 Monthly             Per $1000 of the monthly benefit,
                                                                 the minimum is $0.01 and the
                                                                 maximum is $187.51

  Charge for a representative                Monthly             Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $0.07 (for a Male Standard
                                                                 Non-Smoker Age 54)

GUARANTEED INSURABILITY RIDER
  Minimum and Maximum charge                 Monthly             Per $1,000 of original Face
                                                                 Amount: the minimum is $0.03 and
                                                                 the maximum is $1.71.

                                          WHEN CHARGE IS
CHARGE                                       DEDUCTED                     AMOUNT DEDUCTED
------                             ----------------------------  ---------------------------------
  Charge for a representative                Monthly             Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $0.81 (for a Male Standard
                                                                 Non-Smoker Age 54)

CHILDREN'S INSURANCE RIDER                   Monthly             $0.40 per $1000 of benefit

ACCIDENTAL DEATH BENEFIT RIDER
  Minimum and Maximum charge                 Monthly             Per $1,000 of original Face
                                                                 Amount: the minimum is $0.07 and
                                                                 the maximum is $0.36.

  Charge for a representative                Monthly             Per $1,000 of original Face
    Policy owner                                                 Amount: a representative charge
                                                                 is $0.09 (for a Male Standard
                                                                 Non-Smoker Age 54)

LOAN INTEREST(3)                     Paid in arrears annually    8% of the loan amount(3)
                                         (accrues daily)

PAID-UP INSURANCE OPTION                       N/A                             None


------------------------

(1) COST OF INSURANCE--Charges vary based on individual characteristics such as the age, Policy year, underwriting class, Face Amount and sex of the Insured. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate that the guaranteed rate shown in your Policy. We calculate a separate cost of insurance rate for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. The charges shown in the table may not be representative of the charge that a particular Policy owner will pay. You may obtain more information about the particular charges that apply to you by contacting us at the address or telephone number shown on the back cover of this Prospectus or contact your agent. For more information about the calculation of the cost of insurance charges, see CHARGES AND DEDUCTIONS.

    Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum Cost of Insurance Charge is $0.02 (for Female Preferred Non-Smoker Age
    25) and the maximum is $83.33 (for a Male Sub-Standard Smoker Rated 500% & $5 Permanent Flat Extra Age 94).

(2) MONTHLY CHARGES FOR OPTIONAL BENEFITS--The charges for these benefits vary depending upon the optional benefits selected, and by the individual characteristics of the Insureds. The charges shown in the table may not be representative of the charge that a particular Policy owner will pay. You may obtain more information about the particular charges that apply to you by contacting us at the address or telephone number shown on the back cover of this Prospectus or contact your agent.

    OTHER INSURED RIDER--Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face
    Amount: the minimum charge is $0.06 and the maximum charge is $83.33

    GUARANTEED INSURABILITY RIDER--Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum is $0.03 (for Female Preferred Smoker Age
    6) and the maximum is $1.71 (for a Male Standard Smoker Age 65).

    ACCIDENTAL DEATH BENEFIT RIDER--Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum is $0.07 (for Female Preferred Smoker Age
    5) and the maximum is $0.36 (for a Male Sub-Standard Smoker Rated Age 65).

(3) POLICY LOANS--Outstanding Policy loans are charged interest at an annual rate of 8.00%, which accrues daily and is payable in arrears. However, as long as the Policy is in force, the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 6.00% per year.

    PREFERRED LOAN OPTION--A preferred loan option is available under the Policy. After the tenth Policy anniversary the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current position is to credit a rate of interest equal to the rate being charged for the preferred loan.

                                     * * *

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSED CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

                         ANNUAL FUND OPERATING EXPENSES


TOTAL ANNUAL FUND OPERATING EXPENSES                 MINIMUM                          MAXIMUM
------------------------------------     -------------------------------  -------------------------------
Expenses that are deducted from Fund     Annual charge of 0.56%           Annual charge of 1.41%
assets, including management fees,       of average daily net assets      of average daily net assets
distribution and/or service (12b-1)
fees and other expenses.



The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time. For the year ended December 31, 2011, the lowest and highest Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements, respectively, are 0.30% (the expense reductions and waivers may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval but remain in effect until April 27, 2013 and prior to such date the expense may not be terminated without the approval of the trustee.) and 1.24% (expense reductions may be terminated at any time). Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.


THE FUND'S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                THE COMPANY, THE SEPARATE ACCOUNT AND THE FUNDS

WHO IS THE COMPANY?

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company and the principal office was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity").

Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity was a direct subsidiary of First Allmerica Financial Life Insurance Company, which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Commonwealth Annuity became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282.

Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

At this time, we are relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

WHAT IS THE SEPARATE ACCOUNT?

In this prospectus, "Separate Account" refers to the VEL II Account of Commonwealth Annuity. The Separate Account is a separate investment account compromised of Sub-Accounts. Each Sub-Account invests in a corresponding investment portfolio ("Fund") of a management investment company. The assets used to fund the variable portion of the Policy are set aside in the Separate Account, and are kept separate from the general assets of the Company. Under Massachusetts law, assets equal to the reserves and other liabilities of the Separate Account may not be charged with any liabilities arising out of any other business of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains or capital losses of the Company, or the other Sub-Accounts. The Company is obligated to pay all amounts promised under the Policies.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company may also offer other variable life insurance policies investing in the Separate Account, which are not discussed in this Prospectus. In addition the Separate Account may invest in other funds that are not available to the Policies described in this prospectus. Subject to the provisions of the Policies, units of the Sub-Accounts are offered on a continuous basis.

WHAT ARE THE FUNDS?

Each Sub-Account invests in a corresponding investment portfolio ("Fund") of an open-end management investment company. The Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Funds may manage publicly traded mutual funds with similar names and objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Funds is set forth below. Certain Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the premium payments made under the Policy. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level. In some states, insurance regulations may restrict the availability of particular Funds.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST BY CALLING 1-800-533-7881.

GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)
ADVISER: GOLDMAN SACHS ASSET MANAGEMENT, L.P.


GOLDMAN SACHS VIT CORE FIXED INCOME FUND--seeks a total return consisting of capital appreciation and income that exceeds the total return of the Barclays Capital U.S. Aggregate Bond Index.


GOLDMAN SACHS VIT EQUITY INDEX FUND--seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND--seeks a high level of current income, consistent with safety of principal.

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT MID CAP VALUE FUND--seeks long-term capital appreciation.

GOLDMAN SACHS VIT MONEY MARKET FUND--The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND--seeks long-term growth of capital.

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND--The Fund seeks long-term growth of capital and dividend income.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES I
SHARES)
ADVISER: INVESCO ADVISORS, INC.


INVESCO V.I. GLOBAL HEALTH CARE FUND--The Fund's investment objective is growth of capital. The Fund invests under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies and governments engaged primarily in the health care industry.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
ADVISER: ALLIANCEBERNSTEIN L.P.

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--seeks long-term growth of capital.

DELAWARE VIP TRUST
ADVISER: DELAWARE MANAGEMENT COMPANY


DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES--seeks long-term growth without undue risk to principal. The Series invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, at least 65% of the Series' total assets will be invested in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside of the United States. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country. The Series' investment manager places emphasis on those securities it believes can offer the best long-term appreciation within a three to five year horizon. The investment manager constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY


FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO--The fund seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. Fidelity Investments Money Management, Inc., FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP EQUITY-INCOME PORTFOLIO--The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500-Registered Trademark- Index. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP GROWTH PORTFOLIO--The fund seeks to achieve capital appreciation. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP HIGH INCOME PORTFOLIO--The fund seeks high level of current income, while also considering growth of capital. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.



FIDELITY VIP OVERSEAS PORTFOLIO--The fund seeks long-term growth of capital. FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
ADVISER: FRANKLIN ADVISERS, INC.


FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND--seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large capitalization companies.



FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND--seeks long-term capital growth. Under normal market conditions, the Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.


JANUS ASPEN SERIES (SERVICE SHARES)
ADVISER: JANUS CAPITAL MANAGEMENT LLC

JANUS ASPEN JANUS PORTFOLIO--seeks long-term growth of capital.

T. ROWE PRICE INTERNATIONAL SERIES, INC.
ADVISER: T. ROWE PRICE ASSOCIATES, INC.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO--seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. Normally at least 80% of the fund's net assets will be invested in stocks. The fund is subject to the risks unique to international investing such as changes in currency values, and also geographic or, potentially, emerging markets risks. The sub-advisers are T. Rowe Price International Ltd and T. Rowe Price Singapore Private Ltd.


                                    *  *  *

If there is a material change in the investment policy of a fund, we will notify you of the change. If you have Policy Value allocated to that fund, you may without charge reallocate the Policy Value to another fund or to the Fixed Account. We must receive your written request within 60 days of the LATEST of the:

    - Effective date of the change in the investment policy OR

    - Receipt of the notice of your right to transfer.

                                   THE POLICY

As of the date of this Prospectus, the Company has effectively ceased issuing new Policies. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures for the benefit of the Company's current Policyowners. The Policy together with its attached application constitutes the entire agreement between you and the Company.

HOW DO I COMMUNICATE WITH THE COMPANY?

You may contact us at the address or telephone number shown on the cover of this Prospectus or by contacting your agent.

EFFECTIVE DATE OF TRANSACTIONS

Once your Policy is in force, the effective date of payments, forms and requests you send is usually determined by the day and time we receive the item in good order at the mailing address that appears in this Prospectus. "Good order" means that we have received all information, letters, forms or other documents, completed to our satisfaction, which we believe are necessary to process the transaction. Premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive in good order before the close of business (usually 4:00 p.m. Eastern time, or the close of the New York Stock Exchange, if earlier) on a business day will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another business day. If we receive your payment or request after the close of business on a business day, your payment or request will be effective as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.

Other forms, notices and requests are normally effective on the day that we receive them in good order, unless the transaction is scheduled to occur on another business day. Assignments, change of owner and change of beneficiary forms are effective as of the day you sign the assignment or form, once we receive them in good order.

WRITTEN REQUESTS

Whenever this Prospectus refers to a communication as a "written request," it means in writing, in form and substance reasonably satisfactory to us, and received at the mailing address indicated on the cover of this Prospectus. We will process the transaction when the written request is received in good order. For some transactions, including assignments, loans, withdrawals, and surrender of the Policy, we require you to use Company forms. You may obtain Company forms by calling 1-800-533-7881. You may also obtain Company forms at our Company web site: https://cwannuity.se2.com.

TELEPHONE REQUESTS

You have the privilege to make telephone requests. The Company and our agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape recorded.

We cannot guarantee that you will always be able to reach us to complete a telephone transaction. We reserve the right to modify or discontinue the privilege to make requests by telephone at any time without prior notice. Under these circumstances, you should submit your request in writing or other form acceptable to us.

HOW DO I APPLY FOR A POLICY?

The Company is not currently issuing new Policies. The following is provided as general information concerning the Company's procedures for issuing policies.

Upon receipt at its Service Office of a completed application from a prospective Policyowner, the Company will follow certain insurance underwriting procedures designed to determine whether the proposed Insured is insurable. This process may involve medical examinations, and may require that further information be provided by the proposed Policyowner before a determination of insurability can be made. The Company reserves the right to reject an application which does not meet its underwriting guidelines, but in underwriting insurance, the Company complies with all applicable federal and state prohibitions concerning unfair discrimination. If the application is approved and the Policy is issued and accepted by you, the initial premium held in the General Account will be credited with interest at a specified rate, beginning not later than the date of receipt of the premium at the Service Office. If a Policy is not issued, the premiums will be returned to you without interest.

It is possible to obtain life insurance protection during the underwriting process through a Conditional Insurance Agreement. If at the time of application you make a payment equal to at least one minimum monthly payment for the Policy as applied for, the Company will provide conditional insurance, subject to the terms of the Conditional Insurance Agreement. This coverage generally will continue for a maximum of 90 days from the date of the application or the completion of a medical exam, should one be required. In no event will any insurance proceeds be paid under the Conditional Insurance Agreement if death is by suicide.

CAN I EXAMINE AND CANCEL THE POLICY OR AN INCREASE IN FACE AMOUNT?

Yes. The Policy provides for an initial "Free-Look" period. You may cancel the Policy by mailing or delivering the Policy to the Service Office or an agent of the Company on or before the latest of:

    - 45 days after the application for the Policy is signed, or

    - 10 days after you receive the Policy (or longer if required by state law), or

    - 10 days after the Company mails or personally delivers a Notice of Withdrawal Rights to you; or

    - 60 days after you receive the Policy, if the Policy was purchased in New York as a replacement for an existing policy.

When you return the Policy, the Company will mail a refund to you within seven days. The refund of any premium paid by check, however, may be delayed until the check has cleared your bank.

Where required by state law, the refund will equal the premiums paid. In all other states or if the Policy was issued in New York as a replacement, the refund will equal the sum of:

(1) the difference between the premiums, including fees and charges paid, and any amounts allocated to the Separate Account, plus

(2) the value of the amounts allocated to the Separate Account, plus

(3) any fees or charges imposed on the amounts allocated to the Separate
    Account.

The amount refunded in (1) above includes any premiums allocated to the General Account.

FREE LOOK WITH FACE AMOUNT INCREASES

After an increase in the Face Amount, the Company will mail or personally deliver a notice of a "Free Look" with respect to the increase. You will have the right to cancel the increase before the latest of:

    - 45 days after the application for the increase is signed, or

    - 10 days after you receive the new specifications pages issued for the increase (or longer if required by state law), or

    - 10 days after the Company mails or delivers a Notice of Withdrawal Rights to you.

Upon canceling the increase, you will receive a credit to your Policy Value of charges which would not have been deducted but for the increase. The amount to be credited will be refunded if you so request. The Company also will waive any surrender charge calculated for the increase.

IS THERE A PAID-UP INSURANCE OPTION?

Upon Written Request, a Policyowner may exercise a paid-up insurance option. Paid-up life insurance is fixed insurance, usually having a reduced Face Amount, for the lifetime of the Insured with no further premiums due. If the Policyowner elects this option, certain Policyowner rights and benefits may be limited.

The paid-up fixed insurance will be in the amount that the Surrender Value of the Policy can purchase for a net single premium at the Insured's Age and Underwriting Class on the date this option is elected. The Company will transfer any Policy Value in the Separate Account to the General Account on the date it receives the Written Request to elect the option. If the Surrender Value exceeds the net single premium necessary for the fixed insurance, the Company will pay the excess to the Policyowner. The net single premium is based on the Commissioners 1980 Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Table B for unisex Policies) with increases in the tables for non-standard risks. Interest will not be less than 4.5%.

IF THE PAID-UP INSURANCE OPTION IS ELECTED, THE FOLLOWING POLICYOWNER RIGHTS AND
  BENEFITS WILL BE AFFECTED:

    - As described above, the paid-up insurance benefit is computed differently from the net death benefit, and the death benefit options will not apply.

    - The Company will transfer the Policy Value in the Separate Account to the General Account on the date it receives the written request to elect the option. The Company will not allow transfers of Policy Value from the General Account back to the Separate Account.

    - The Policyowner may not make further premium payments.

    - The Policyowner may not increase or decrease the Face Amount or make partial withdrawals.

    - Riders will continue only with the Company's consent.

After electing paid-up fixed insurance, the Policyowner may make Policy loans or surrender the Policy for its net cash value. The cash value is equal to the net single premium for paid-up insurance at the Insured's attained age. The net cash value is the cash value less any outstanding loans.

DOES THE COMPANY SUPPORT INCENTIVE FUNDING DISCOUNTING?

Yes. The Company will lower the cost of insurance charges by 5% during any Policy year for which you qualify for an incentive funding discount. To qualify, total premiums paid under the Policy, less any debt, withdrawals and withdrawal charges, and transfers from other policies issued by the Company, must exceed 90% of the guideline level premiums (as defined in Section 7702 of the Internal Revenue Code of 1986 (the "Code"), accumulated from the Date of Issue to the date of qualification. The incentive funding discount is not available in all states.

The amount needed to qualify for the incentive funding discount is determined on the Date of Issue for the first Policy year and on each Policy anniversary for each subsequent Policy year. If the Company receives the proceeds from a Policy issued by an unaffiliated company to be exchanged for the Policy, however, the qualification for the incentive funding discount for the first Policy year will be determined on the date the proceeds are received by the Company, and only insurance charges becoming due after the date such proceeds are received will be eligible for the incentive funding discount.

HOW DO I MAKE PAYMENTS?

Payments are payable to the Company, and may be mailed to the Service Office or paid through one of the Company's authorized agents. All premium payments after the initial premium payment are credited to the Separate Account or the General Account as of date of receipt at the Service Office. Payments received before the close of business (usually 4:00 p.m. Eastern time, or the close of the New York Stock Exchange, if earlier) on a business day will normally be credited to the Variable Account or the Fixed Account as of the end of that day. If we receive your payment after the close of business on a business day, your payment or request will be effective as of the end of the next business day.

PREMIUM FLEXIBILITY

Unlike conventional insurance policies, the Policy does not obligate you to pay premiums in accordance with a rigid and inflexible premium schedule. You may establish a schedule of planned premiums which will be billed by the Company at regular intervals. Failure to pay planned premiums will not itself cause the Policy to lapse. However, if the optional Guaranteed Death Benefit rider is in effect, certain minimum premium payment tests must be met.

You also may make unscheduled premium payments at any time prior to the Final Premium Payment Date or skip planned premium payments, subject to the maximum and minimum premium limitations described below.

You also may elect to pay premiums by means of a monthly automatic payment procedure. Under this procedure, amounts will be deducted each month from your checking account, generally on the Monthly Payment Date, from your checking account and applied as a premium under a Policy. The minimum payment permitted under this procedure is $50.

Premiums are not limited as to frequency and number. No premium payment may be less than $100, however, without the Company's consent. Moreover, premium payments must be sufficient to provide a positive Surrender Value at the end of each Policy month, or the Policy may lapse.

MINIMUM MONTHLY FACTOR

The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

In no event may the total of all premiums paid exceed the current maximum premium limitations set forth in the Policy, which are required by federal tax laws. These maximum premium limitations will change whenever there is any change in the Face Amount, the deletion of a rider, or a change in the Sum Insured Option. If a premium is paid which would result in total premiums exceeding the current maximum premium limitations, the Company will accept only that portion of the premiums that shall make total premiums equal the maximum. Any part of the premiums in excess of that amount will be returned, and no further premiums will be accepted until allowed by the current maximum premium limitation prescribed by Internal Revenue Service ("IRS") rules.

Notwithstanding the current maximum premium limitations, however, the Company will accept a premium that is needed in order to prevent a lapse of the Policy during a Policy year.

HOW DO I ALLOCATE MY NET PAYMENTS?

The Net Premium equals the premium paid less the 3.50% tax expense charge. In the application for a Policy, you indicate the initial allocation of Net Premiums among the General Account and the Sub-Accounts of the Separate Account. You may allocate premiums to one or more Sub-Accounts, but may not have Policy Value in more than 20 Sub-Accounts at any one time. The minimum amount that may be allocated to a Sub-Account is 1% of Net Premium paid. Allocation percentages must be in whole numbers (for example, 33 1/3% may not be chosen) and must total 100%.

FUTURE CHANGES ALLOWED

You may change the allocation of future Net Premiums by written or telephone request. An allocation change will be effective as of the date of receipt of the request in good order at the Service Office.

INVESTMENT RISK

The Policy Value in the Sub-Accounts will vary with their investment experience. You bear this investment risk. The investment performance may affect the Death Proceeds as well. Policyowners should periodically review their allocations of premiums and Policy Value in light of market conditions and overall financial planning requirements.

CAN I MAKE TRANSFERS?

Yes. Subject to the Company's then current rules, you may transfer the Policy Value among the Sub-Accounts or between a Sub-Account and the General Account. However, the Policy Value held in the General Account to secure a Policy loan may not be transferred. If we receive a transfer request after the close of business (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange, if earlier), it will be effected at the end of the next business day.

IS THE TRANSFER PRIVILEGE SUBJECT TO ANY LIMITATIONS?

Yes. The transfer privilege is subject to the Company's consent. The Company reserves the right to impose limitations on transfers including, but not limited to:

    - the minimum or maximum amount that may be transferred,

    - the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account,

    - the minimum period of time between transfers, and

    - the maximum number of transfers in a period.

If you request a transfer from a Sub-Account that is higher than your Policy Value in the Sub-Account on the valuation date for the transfer request (for example, if you request a transfer of $100 from a Sub-Account and the Policy Value in the Sub-Account is only $98 on the valuation date), we will transfer all of the Policy Value in the Sub-Account.

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Currently, transfers to and from the General Account are permitted only if:

    - There has been at least a 90-day period since the last transfer from the General Account, and

    - the amount transferred from the General Account in each transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value under the Policy.

Currently, the first 12 transfers in a Policy year will be free of a transfer charge. Thereafter, a $10 transfer charge will be deducted from the amount transferred for each transfer in that Policy year. The Company may increase or decrease this charge, but it is guaranteed never to exceed $25. Any transfers made with respect to a conversion privilege, Policy loan or material change in investment Policy will not count towards the 12 free transfers.

These rules are subject to change by the Company.

ARE THERE RESTRICTIONS ON DISRUPTIVE TRADING?

This Policy is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Fund (collectively, "Disruptive Trading"). These activities may require the Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Fund's shares, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs of the Funds. As a result, Disruptive Trading may adversely affect an Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policy Owners.

In order to protect our Policy Owners and the Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

    - the number of transfers made over a period of time;

    - the length of time between transfers;

    - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Funds;

    - the dollar amount(s) requested for transfers; and

    - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Policy Owners; and

    - the investment objectives and/or size of the Funds.

We may increase our monitoring of Policy Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Policy Owners. We will also investigate any patterns of disruptive trading identified by the Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-Account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Policy Owner may make during a given period, limit the number of times a Policy Owner may transfer into particular funds during a given period, and place restrictions as to the time or means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. In certain states, the Disruptive Trading Procedures apply dollar or percentage limitations, rather than restrictions on the number of transfers. Subject to the terms of the Policy, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners or other holders of the Funds.

In addition, some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Policy Owner has requested. In the future, some Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

We apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Policy Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Policy Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions, you may experience dilution in the value of your Fund shares. There may be increased brokerage and administrative costs within the Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Fund or its principal underwriter that will obligate us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Fund.

IS THERE A DOLLAR-COST AVERAGING OPTION OR AUTOMATIC REBALANCING OPTION?

Yes. You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Accounts which invest in the Goldman Sachs VIT Money Market Fund and Goldman Sachs VIT Government Income Fund, respectively, to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or

    - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, bi-monthly, quarterly, semi-annual or annual schedule. The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge. Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Payment Date, the automatic transfer will be processed on the next business day. The Dollar-Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

If the policy goes into a grace period (see WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY? under TERMINATION AND REINSTATEMENT), automatic Dollar Cost Averaging and Automatic Account Rebalancing transactions are suspended. If you make sufficient payments to keep the policy in force, Dollar Cost Averaging and Automatic Account Rebalancing will resume with the next scheduled automatic transaction.

CAN I MAKE FUTURE CHANGES UNDER MY POLICY?

Yes. There are several changes you can make after receiving your Policy, within limits. You may:

    - Cancel your Policy under its right-to-examine provision

    - Transfer your ownership to someone else

    - Change the beneficiary

    - Change the allocation of payments, with no tax consequences under current law

    - Make transfers of Policy Value among the funds

    - Adjust the death benefit by increasing or decreasing the Face Amount

    - Add or remove certain optional insurance benefits

HOW DO I CHANGE THE FACE AMOUNT OF MY POLICY?

Subject to certain limitations, you may increase or decrease the specified Face Amount of a Policy at any time by submitting a Written Request to the Company. Any increase or decrease in the specified Face Amount requested by you will become effective on the Monthly Payment Date on or next following the date of receipt of the request at the Service Office or, if Evidence of Insurability is required, the date of approval of the request.

INCREASES IN THE FACE AMOUNT

Along with the Written Request for an increase, you must submit satisfactory Evidence of Insurability. The consent of the Insured also is required whenever the Face Amount is increased. A request for an increase in the Face Amount may not be less than $10,000. You may not increase the Face Amount after the Insured reaches Age 85. An increase must be accompanied by an additional premium if the Surrender Value is less than $50 plus an amount equal to the sum of two Minimum Monthly Factors.

On the effective date of each increase in the Face Amount, a transaction charge of $40 will be deducted from the Policy Value for administrative costs. The effective date of the increase will be the first Monthly Payment Date on or following the date all of the conditions for the increase are met.

An increase in the Face Amount generally will affect the Insurance Amount at Risk, and may affect the portion of the Insurance Amount at Risk included in various Premium Classes (if more than one Premium Class applies), both of which may affect the monthly cost of insurance charges. A surrender charge also will be calculated for the increase.

After increasing the Face Amount, you will have the right (1) during a Free-Look Period, to have the increase canceled and the charges which would not have been deducted but for the increase will be credited to the Policy, and (2) during the first 24 months following the increase, to transfer any or all Policy Value to the General Account free of charge. A refund of charges which would not have been deducted but for the increase will be made at your request.

DECREASES IN THE FACE AMOUNT

The minimum amount for a decrease in the Face Amount is $10,000. The Face Amount in force after any decrease may not be less than $50,000. If, following a decrease in the Face Amount, the Policy would not comply with the maximum premium limitation applicable under the IRS Rules, the decrease may be limited or Policy Value may be returned to the Policyowner (at your election) to the extent necessary to meet the requirements. A return of Policy Value may result in tax liability to you.

A decrease in the Face Amount will affect the total Insurance Amount at Risk and the portion of the Insurance Amount at Risk covered by various Premium Classes, both of which may affect a Policyowner's monthly cost of insurance charges. For purposes of determining the cost of insurance charge, any decrease in the Face Amount will reduce the Face Amount in the following order:

    - the Face Amount provided by the most recent increase;

    - the next most recent increases successively; and

    - the initial Face Amount.

This order also will be used to determine whether a surrender charge will be deducted and in what amount. If you request a decrease in the Face Amount, the amount of any surrender charge deducted will reduce the current Policy Value. You may specify one Sub-Account from which the surrender charge will be deducted. If no specification is provided, the Company will make a Pro-Rata Allocation. The current surrender charge will be reduced by the amount deducted.

CAN I CONVERT MY POLICY INTO A FIXED POLICY?

Once during the first 24 months after the Date of Issue or after the effective date of an increase in Face Amount (assuming the Policy is in force), you may convert your Policy without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Policy Value in the Separate Account to the General Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Policy Value in the Separate Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.

Where required by state law, at your request the Company will issue a flexible premium adjustable life insurance Policy to you. The new Policy will have the same Face Amount, Issue Age, Dates of Issue, and Premium Class as the original Policy.

CAN I MAKE POLICY LOANS?

You may borrow against the Policy Value. Policy loans may be obtained by request to the Company on the sole security of the Policy. The total amount which may be borrowed is the Loan Value. While a loan is outstanding, you may continue to make Premium Payments into the Policy.

In the first Policy year, the Loan Value is 75% of Policy Value reduced by applicable surrender charges, as well as Monthly Deductions and interest on Debt to the end of the Policy year. The Loan Value in the second Policy year and thereafter is 90% of an amount equal to the Policy Value reduced by applicable surrender charges. There is no minimum limit on the amount of the loan.

You must use Company forms to request a loan. You may obtain a Company loan form by calling 1-800-533-7881. You may also obtain a Company loan form at our Company web site, https://cwannuity.se2.com.

The loan amount normally will be paid within seven days after the Company receives the written loan request on a Company loan form at the Service Office, but the Company may delay payments under certain circumstances.

A Policy loan may be allocated among the General Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a Pro-Rata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. The Policy Value in each Sub-Account equal to the Policy loan allocated to such Sub-Account will be transferred to the General Account as security for the loan, and the number of Accumulation Units equal to the Policy Value so transferred will be canceled. This will reduce the Policy Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

The Policy loan rights of Policyowners who are participants under
Section 403(b) plans are restricted.

LOAN AMOUNT EARNS INTEREST IN GENERAL ACCOUNT

As long as the Policy is in force, the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 6.00% per year. NO ADDITIONAL INTEREST WILL BE CREDITED TO SUCH POLICY VALUE.

PREFERRED LOAN OPTION

A preferred loan option is available under the Policy. The preferred loan option will be available upon written request. It may be revoked by you at any time. You may change a preferred loan to a non-preferred loan at any time upon written request. If this option has been selected, after the tenth Policy anniversary the Policy Value in the General Account that is equal to the loan amount will be credited with interest at an effective annual yield of at least 7.5%. The Company's current position is to credit a rate of interest equal to the rate being charged for the preferred loan.

There is some uncertainty as to the tax treatment of preferred loans, which may be treated as a taxable distribution from the Policy. Consult a qualified tax adviser. THE PREFERRED LOAN OPTION IS NOT AVAILABLE IN ALL STATES.

LOAN INTEREST CHARGED

Outstanding Policy loans are charged interest. Interest accrues daily and is payable in arrears at the annual rate of 8%. Interest is due and payable at the end of each Policy year or on a pro-rata basis for such shorter period as the loan may exist. Interest not paid when due will be added to the loan amount and will bear interest at the same rate. If the new loan amount exceeds the Policy Value in the General Account after the due and unpaid interest is added to the loan amount, the Company will the transfer Policy Value equal to that excess loan amount from the Policy Value in each Sub-Account to the General Account as security for the excess loan amount. The Company will allocate the amount transferred among the Sub-Accounts in the same proportion that the Policy Value in each Sub-Account bears to the total Policy Value in all Sub-Accounts.

REPAYMENT OF LOANS

Loans may be repaid at any time prior to the lapse of the Policy. Upon repayment of the Debt, the portion of the Policy Value that is in the General Account securing the loan repaid will be allocated to the various Accounts and increase the Policy Value in such accounts in accordance with your instructions. If you do not make a repayment allocation, the Company will allocate Policy Value in accordance with your most recent premium allocation instructions; provided, however, that loan repayments allocated to the Separate Account cannot exceed the Policy Value previously transferred from the Separate Account to secure the Debt.

If Debt exceeds the Policy Value less the surrender charge, the Policy will terminate. A notice of such pending termination will be mailed to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value.

EFFECT OF POLICY LOANS

Policy loans may be repaid at any time prior to the lapse of the Policy. However, because Policy loans do not participate in the investment experience of the Separate Account, Policy loans will permanently affect the Policy Value and Surrender Value, and may permanently affect the Death Proceeds, whether or not the loan is repaid. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Account(s) is less than or greater than the interest credited to the Policy Value in the General Account that is security for the loan. Moreover, outstanding Policy loans and the accrued interest will be deducted from the proceeds payable upon the death of the Insured or surrender. ALLOWING THE POLICY TO LAPSE WITH A LOAN OUTSTANDING MAY HAVE SIGNIFICANT TAX CONSEQUENCES; PLEASE CONSULT A QUALIFIED TAX ADVISOR.

ARE POLICY LOANS PERMITTED IF THE POLICY WAS ISSUED IN CONNECTION WITH A TSA
PLAN?

If your Policy was issued in connection with a TSA plan, Policy loans are permitted in accordance with the terms of the Policy. However, if a Policy loan does not comply with the requirements of Code Section 72(p), the TSA plan may become disqualified and Policy Values may be includible in your current income. Policy loans must meet the following additional requirements:

    - Loans must be repaid within five years, except when the loan is used to acquire any dwelling unit which within a reasonable time is to be used as the Policy owner's principal residence.

    - All Policy loans must be amortized on a level basis with loan repayments being made not less frequently than quarterly.

    - The sum of all outstanding loan balances for all loans from all of your TSA plans may not exceed the lesser of:

       - $50,000 reduced by the excess (if any) of the highest outstanding balance of loans from all of the Policy owner's TSA plans during the one-year period preceding the date of the loan, minus the outstanding balance of loans from the Policy owner's TSA plans on the date on which such loan was made;

                                       OR

       - 50% of the Policy owner's non-forfeitable accrued benefit in all of his/her TSA plans, but not less than $10,000.

A QUALIFIED TAX ADVISER SHOULD BE CONSULTED BEFORE REQUESTING A POLICY LOAN IN CONNECTION WITH A TSA PLAN.

CAN I SURRENDER THE POLICY?

Yes. You may surrender the Policy and receive its Surrender Value. You must use Company forms to surrender the Policy. You may obtain a Company surrender form by calling 1-800-533-7881. The Surrender Value will be calculated as of the Valuation Date on which the Policy and completed surrender forms are received in good order at the Service Office.

The Surrender Value is equal to:

    - the Policy Value, MINUS

    - any Debt and applicable surrender charges.

A surrender charge is calculated upon issuance of the Policy and from the effective date of any increase in the Face Amount. The duration of the surrender charge is 15 years for issue Ages 0 through 50, grading down to 10 years for issue Ages 55 and above.

The proceeds on surrender may be paid in a single lump sum or under one of the payment options. Normally, the Company will pay the Surrender Value within seven days following the Company's receipt of the surrender request, but the Company may delay payment under the circumstances described under OTHER INFORMATION--CAN THE COMPANY DELAY PAYMENTS TO ME?

The surrender rights of Policyowners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas
ORP) are restricted.

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

CAN I MAKE PARTIAL WITHDRAWALS?

Yes. Any time after the first Policy year, you may withdraw a portion of the Surrender Value of your Policy, subject to the limits stated below. You must use Company forms to request a withdrawal. You may obtain a Company withdrawal form by calling 1-800-533-7881. You may also obtain a Company withdrawal form at our Company web site, https://cwannuity.se2.com. The written request on a Company withdrawal form must indicate the dollar amount you wish to receive and the Accounts from which such amount is to be withdrawn. You may allocate the amount withdrawn among the Sub-Accounts and the General Account. If you do not provide allocation instructions, the Company will make a Pro-Rata Allocation. Each partial withdrawal must be in a minimum amount of $500.

Under Sum Insured Option 1, the Face Amount is reduced by the amount of the withdrawal, and a withdrawal will not be allowed if it would reduce the Face Amount below $40,000. See THE DEATH BENEFIT.

A withdrawal from a Sub-Account will result in the cancellation of the number of Accumulation Units equivalent in value to the amount withdrawn. The amount withdrawn equals the amount requested by you plus the transaction charge and any applicable partial withdrawal charge. Normally, the Company will pay the amount of the partial withdrawal within seven days following the Company's receipt of the partial withdrawal request, but the Company may delay payment under certain circumstances.

The withdrawal rights of Policyowners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas
ORP) are restricted. For important tax consequences which may result from partial withdrawals, see FEDERAL TAX CONSIDERATIONS.

WHAT IS THE POLICY VALUE?

The Policy Value is the total amount available for investment, and is equal to the sum of:

    - your accumulation in the General Account, plus

    - the value of the Accumulation Units in the Sub-Accounts.

The Policy Value is used in determining the Surrender Value (the Policy Value less any Debt and applicable surrender charges). There is no guaranteed minimum Policy Value. Because the Policy Value on any date depends upon a number of variables, it cannot be predetermined.

The Policy Value and the Surrender Value will reflect the frequency and amount of Net Premiums paid, interest credited to accumulations in the General Account, the investment performance of the chosen

Sub-Accounts, any partial withdrawals, any loans, any loan repayments, any loan interest paid or credited, and any charges assessed in connection with the Policy.

CALCULATION OF POLICY VALUE

The Policy Value is determined first on the Date of Issue and thereafter on each Valuation Date. On the Date of Issue, the Policy Value will be the Net Premiums received, plus any interest earned during the underwriting period when premiums are held in the General Account (before being transferred to the Separate Account) less any Monthly Deductions due. On each Valuation Date after the Date of Issue the Policy Value will be:

    - the aggregate of the values in each of the Sub-Accounts on the Valuation Date, determined for each Sub-Account by multiplying the value of an Accumulation Unit in that Sub-Account on that date by the number of such Accumulations Units allocated to the Policy; plus

    - the value in the General Account (including any amounts transferred to the General Account as collateral with respect to a loan).

Thus, the Policy Value is determined by multiplying the number of Accumulation Units in each Sub-Account by the value of the applicable Accumulation Units on the particular Valuation Date, adding the products, and adding the amount of the accumulations in the General Account, if any.

THE ACCUMULATION UNIT

Each Net Premium is allocated to the Sub-Account(s) selected by you. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account.

The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the Net Premium allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units will remain fixed unless changed by a subsequent split of Accumulation Unit value, transfer, partial withdrawal or Policy surrender. In addition, if the Company is deducting the Monthly Deduction or other charges from a Sub-Account, each such deduction will result in cancellation of a number of Accumulation Units equal in value to the amount deducted.

The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account. That experience, in turn, will reflect the investment performance, expenses and charges of the respective Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account. The dollar value of an Accumulation Unit on a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy is received) when there is a sufficient degree of trading in an Fund's securities such that the current net asset value of the Sub-Accounts may be affected materially.

NET INVESTMENT FACTOR

The net investment factor measures the investment performance of a Sub-Account of the Separate Account during the Valuation Period just ended. The net investment factor for each Sub-Account is equal to 1.0000 plus the number arrived at by dividing (a) by (b) and subtracting (c) and (d) from the result, where:

(a) is the investment income of that Sub-Account for the Valuation Period, plus capital gains, realized or unrealized, credited during the Valuation Period; minus capital losses, realized or unrealized, charged during the Valuation Period; adjusted for provisions made for taxes, if any;

(b) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(c) is a charge for each day in the Valuation Period equal, on an annual basis, to 0.65% of the daily net asset value of that Sub-Account for mortality and expense risks. This charge may be increased or decreased by the Company, but may not exceed 0.90%; and

(d) is the Separate Account administrative charge for each day in the Valuation Period equal, on an annual basis, to 0.15% of the daily net asset value of that Sub-Account. The administrative charge may be increased or decreased by the Company, but may not exceed 0.25%. This charge is applicable only during the first ten Policy years.

The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. You bear the investment risk.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company.

                               THE DEATH BENEFIT

As long as the Policy remains in force (see TERMINATION AND REINSTATEMENT), upon due proof of the Insured's death, the Company will pay the Death Proceeds of the Policy to the named Beneficiary. The Company normally will pay the Death Proceeds within seven days of receiving due proof of the Insured's death, but the Company may delay payments under certain circumstances. See OTHER INFORMATION--CAN THE COMPANY DELAY PAYMENTS TO ME? The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy. See THE DEATH BENEFIT--WHAT ARE THE DEATH PROCEEDS PAYMENT OPTIONS?

Prior to the Final Premium Payment Date, the Death Proceeds are equal to:

    - the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death; plus

    - any additional insurance on the Insured's life that is provided by rider; minus

    - any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the Guaranteed Death Benefit Rider is in effect. If the Guaranteed Death Benefit Rider is in effect, the Death Proceed equal the greater of the Face Amount or Surrender Value. The amount of Death Proceeds payable will be determined as of the date the Company receives due proof of the Insured's death for Option 2 and on the date of the Insured's death for Option 1.

WHAT ARE THE SUM INSURED OPTIONS?

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the Option once per Policy year by written request. There is no charge for a change in Option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.

GUIDELINE MINIMUM SUM INSURED

To remain qualified as "life insurance" for federal tax purposes, federal tax law requires that policies have a minimum amount of pure life insurance protection in relation to the size of the Policy Value. The Guideline Minimum Sum Insured is used to determine compliance with this requirement. So long as the Policy qualifies as a life insurance contract, the insurance proceeds will be excluded from the gross income of the Beneficiary.

                      GUIDELINE MINIMUM SUM INSURED TABLE

AGE OF INSURED                                                PERCENTAGE OF
ON DATE OF DEATH                                              POLICY VALUE
----------------                                              -------------
40 and under................................................       250%
45..........................................................       215%
50..........................................................       185%
55..........................................................       150%
60..........................................................       130%
65..........................................................       120%
70..........................................................       115%
75..........................................................       105%

AGE OF INSURED                                                PERCENTAGE OF
ON DATE OF DEATH                                              POLICY VALUE
----------------                                              -------------
80..........................................................       105%
85..........................................................       105%
90..........................................................       105%
95 and above................................................       100%

For the Ages not listed, the progression between the listed Ages is linear.

Under both Option 1 and Option 2, the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under the Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under Option 2, the Sum Insured varies as the Policy Value changes.

For any Face Amount, the amount of the Sum Insured (and the Death Proceeds) will be greater under Option 2 than under Option 1. This is because the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. Under Option 2, however, the cost of insurance included in the Monthly Deduction will be greater, and the rate at which Policy Value will accumulate will be slower (assuming the same specified Face Amount and the same actual premiums paid). See CHARGES AND DEDUCTIONS--WHAT IS THE MONTHLY DEDUCTION?

If you desire to have premium payments and investment performance reflected in the amount of the Sum Insured, you should choose Option 2. If you desire premium payments and investment performance reflected to the maximum extent in the Policy Value, you should select Option 1.

CAN I CHANGE THE SUM INSURED OPTION?

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Service Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.

CHANGE FROM OPTION 1 TO OPTION 2

If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount of less than $40,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Under Option 2, the

Insurance Amount at Risk always will equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance also may be higher or lower than it otherwise would have been without the change in Sum Insured Option. See CHARGES AND DEDUCTIONS--WHAT IS THE MONTHLY DEDUCTION?

CHANGE FROM OPTION 2 TO OPTION 1

If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. The change in option, however, will affect the determination of the Sum Insured from that point on, since the Policy Value no longer will be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will reduce or increase, respectively, the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.

A change in Sum Insured Option may result in total premiums paid exceeding the then-current maximum premium limitation determined by IRS Rules. In such event, the Company will pay the excess to the Policyowner.

IS A GUARANTEED DEATH BENEFIT AVAILABLE?

Yes. An optional Guaranteed Death Benefit Rider is available only at issue of the Policy. If this rider is in effect, the Company:

    - guarantees that your Policy will not lapse regardless of the investment performance of the Separate Account and

    - provides a guaranteed death benefit.

In order to maintain the Guaranteed Death Benefit Rider, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. In addition, a one-time administrative charge of $25 is deducted from Policy Value when the Rider is elected. Certain transactions, including Policy Loans, partial withdrawals, and changes in Sum Insured Options, can result in the termination of the rider. If this rider is terminated, it cannot be reinstated.

GUARANTEED DEATH BENEFIT TESTS

While the Guaranteed Death Benefit Rider is in effect, the Policy will not lapse if the following two tests are met:

1. Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any debt, partial withdrawals and withdrawal charges, must be greater than the Minimum Monthly Factors (if any) multiplied by the number of months which have elapsed since the Date of Issue or the effective date of increase; and

2.  On each Policy anniversary, (a) must exceed (b), where, since the Date of
    Issue:

    (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and debt which is classified as a preferred loan; and

    (b) is the sum of the minimum guaranteed death benefit premiums, as shown on the specifications page of the Policy.

GUARANTEED DEATH BENEFIT

If the Guaranteed Death Benefit Rider is in effect on the Final Premium Payment Date, guaranteed Death Proceeds will be provided as long as the rider is in force. The Death Proceeds will be the greater of:

    - the Face Amount as of the Final Premium Payment Date; or

    - the Policy Value as of the date due proof of death is received by the Company.

TERMINATION OF THE GUARANTEED DEATH BENEFIT RIDER

The Guaranteed Death Benefit Rider will end and may not be reinstated on the first to occur of the following:

    - foreclosure of a Policy Loan; or

    - the date on which the sum of your payments does not meet or exceed the applicable Guaranteed Death Benefit test (above); or any Policy change that results in a negative guideline level premium; or

    - the effective date of a change from Sum Insured Option 2 to Sum Insured Option I, if such change occurs within 5 Policy years of the Final Premium Payment Date; or

    - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Rider terminates. The net amount payable to keep the Policy in force will never exceed the surrender charge plus three Monthly Deductions.

WHAT ARE THE DEATH PROCEEDS PAYMENT OPTIONS?

During the Insured's lifetime, you may arrange for the Death Proceeds to be paid in a single sum or under one or more of the available payment options. These choices also are available at the Final Premium Payment Date and if the Policy is surrendered. The Company may make more payment options available in the future.

If no election is made, the Company will pay the Death Proceeds in a single sum. When the Death Proceeds are payable in a single sum, the Beneficiary may, within one year of the Insured's death, select one or more of the payment options if no payments have yet been made.

Upon Written Request, the Surrender Value or all or part of the Death Proceeds may be placed under one or more of the payment options below or any other option offered by the Company. If you do not make an election, the Company will pay the benefits in a single sum. A certificate will be provided to the payee describing the payment option selected. If a payment option is selected, the Beneficiary may pay to the Company any amount that would otherwise be deducted from the Sum Insured.

The amounts payable under a payment option for each $1,000 value applied will be the greater of:

    - The rate per $1,000 of value applied based on the Company's non-guaranteed current payment option rates for the Policy, or

    - The rate in the Policy for the applicable payment option.

The following payment options are currently available. The amounts payable under these options are paid from the General Account. None is based on the investment experience of the Separate Account.

  Option A:  PAYMENTS FOR A SPECIFIED NUMBER OF YEARS. The Company will make equal payments for any selected number of years (not greater than 30). Payments may be made annually, semi-annually, quarterly or monthly.

  Option B:  LIFETIME MONTHLY PAYMENTS. Payments are based on the payee's age on the date the first payment will be made. One of three variations may be chosen. Depending upon this choice, payments will end:

             (1) upon the death of the payee, with no further payments due (Life Annuity), or
             (2) upon the death of the payee, but not before the sum of the payments made first equals or exceeds the amount applied under this option (Life Annuity with Installment Refund), or
             (3) upon the death of the payee, but not before a selected period (5, 10 or 20 years) has elapsed (Life Annuity with Period Certain).

  Option C:  INTEREST PAYMENTS. The Company will pay interest at a rate determined by the Company each year, but which will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. Payments will end when the amount left with the Company has been withdrawn.
             However, payments will not continue after the death of the payee. Any unpaid balance plus accrued interest will be paid in a lump sum.

  Option D:  PAYMENTS FOR A SPECIFIED AMOUNT. Payments will be made until the unpaid balance is exhausted. Interest will be credited to the unpaid balance. The rate of interest will be determined by the Company each year, but will not be less than 3.5%. Payments may be made annually, semi-annually, quarterly or monthly. The payment level selected must provide for the payment each year of at least 8% of the amount applied.

  Option E:  LIFETIME MONTHLY PAYMENTS FOR TWO PAYEES. One of three variations may be chosen. The greater the percentage amount provided to the surviving payee, the lower the amount of the original payment to the first payee. After the death of one payee, payments will continue to the survivor:

             (1)  in the same amount as the original amount; or
             (2)  in an amount equal to 2/3 of the original amount; or
             (3)  in an amount equal to 1/2 of the original amount.

Payments are based on the payees' ages on the date the first payment is due. Payments will end upon the death of the surviving payee.

SELECTION OF PAYMENT OPTIONS

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Owner and/or the Beneficiary provisions of your Policy, any option selection may be changed before the Death Proceeds become payable. If you make no selection, the Beneficiary may select an option when the Death Proceeds become payable.

If the amount of monthly income payments under Option B(3) for the attained age of the payee are the same for different periods certain, the Company will deem an election to have been made for the longest period certain which could have been elected for such age and amount.

You may give the Beneficiary the right to change from Option C or D to any other option at any time. If the payee selects Option C or D when the Death Proceeds become payable, the payee may reserve the right to change to any other option at a later date. The payee who elects to change options must also be a payee under the new option.

ADDITIONAL DEPOSITS

An additional deposit may be made to any proceeds when they are applied under Option B or E. A charge not to exceed 3% will be made. The Company may limit the amount of this deposit.

RIGHTS AND LIMITATIONS

A payee does not have the right to assign any amount payable under any option. A payee does not have the right to commute any amount payable under Option B or E. A payee will have the right to commute any amount payable under Option A only if the right is reserved in the Written Request selecting the option. If the right to commute is exercised, the commuted values will be computed at the interest rates used to calculate the benefits. The amount left under Option C, and any unpaid balance under Option D, may be withdrawn by the payee only as set forth in the Written Request selecting the option. A corporation or fiduciary payee may select only Option A, C or D. Such selection will be subject to the consent of the Company.

PAYMENT DATES

The first payment under any option, except Option C, will be due on the date the Policy matures by death or otherwise, unless another date is designated. Payments under Option C begin at the end of the first payment period.

The last payment under any option will be made as stated in the description of that option. However, should a payee under Option B or E die prior to the due date of the second monthly payment, the amount applied less the first monthly payment will be paid in a lump sum or under any option other than Option E. A lump sum payment will be made to the surviving payee under Option E or the succeeding payee under Option B.

                         TERMINATION AND REINSTATEMENT

WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY?

The failure to make premium payments will not cause the Policy to lapse unless:

(a) the Surrender Value is insufficient to cover the next Monthly Deduction plus loan interest accrued; or

(b) the Debt exceeds the Policy Value less surrender charges.

If one of these situations occurs, the Policy will be in default. You then will have a grace period of 62 days, measured from the date of default, to make sufficient payments to prevent termination. On the date of default, the Company will send a notice to you and to any assignee of record. The notice will state the amount of premium due and the date on which it is due.

During the grace period, automatic Dollar Cost Averaging ("DCA") and Automatic Account Rebalancing ("AAR") transactions are suspended. If you make sufficient payments to keep the policy in force, DCA and AAR will resume with the next scheduled automatic transaction.

Failure to make a sufficient payment within the grace period will result in termination of the Policy. If the Insured dies during the grace period, the Death Proceeds still will be payable, but any Monthly Deductions due and unpaid through the Policy month in which the Insured dies, and any other overdue charge, will be deducted from the Death Proceeds.

ALLOWING THE POLICY TO TERMINATE WITH A LOAN OUTSTANDING MAY HAVE SIGNIFICANT TAX CONSEQUENCES; PLEASE CONSULT A QUALIFIED TAX ADVISOR.

LIMITED 48-MONTH GUARANTEE

Except for the situation described in (b) above, the Policy is guaranteed not to lapse during the first 48 months after the Date of Issue or the effective date of an increase in the Face Amount if you make a minimum amount of premium payments. The minimum amount paid, minus the Debt, partial withdrawals and partial withdrawal charges, must be at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase, or a Policy Change which causes a change in the Minimum Monthly Factor has been in force. A Policy Change which may cause a change in the amount of the Minimum Monthly Factor is a change in the Face Amount or the deletion of a rider.

Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the Minimum Monthly Factor do not guarantee that the Policy will remain in force.

WHAT ARE THE REINSTATEMENT PROVISIONS OF THE POLICY?

If the Policy has not been surrendered and the Insured is alive, the terminated Policy may be reinstated any time within three years after the date of default and before the Final Premium Payment Date. The reinstatement will be effective on the Monthly Payment Date following the date you submit the following to the
Company:

    - a written application for reinstatement,

    - Evidence of Insurability showing that the Insured is insurable according to the Company's underwriting rules, and

    - a premium that, after the deduction of the tax expense charge, is large enough to cover the minimum amount payable, as described below.

MINIMUM AMOUNT PAYABLE

If reinstatement is requested when fewer than 48 Monthly Deductions have been made since the Date of Issue or the effective date of an increase in the Face Amount, you must pay the lesser of the amount shown in A or B. Under A, the minimum amount payable is the Minimum Monthly Factor for the three-month period beginning on the date of reinstatement. Under B, the minimum amount payable is the sum of:

    - the amount by which the surrender charge as of the date of reinstatement exceeds the Policy Value on the date of default, PLUS

    - Monthly Deductions for the three-month period beginning on the date of reinstatement.

If reinstatement is requested after 48 Monthly Deductions have been made since the Date of Issue of the Policy or any increase in the Face Amount, you must pay the amount shown in B above. The Company reserves the right to increase the Minimum Monthly Factor upon reinstatement.

SURRENDER CHARGE

The surrender charge on the date of reinstatement is the surrender charge which would have been in effect had the Policy remained in force from the Date of Issue. The Policy Value less Debt on the date of default will be restored to the Policy to the extent it does not exceed the surrender charge on the date of reinstatement. Any Policy Value less the Debt as of the date of default which exceeds the surrender charge on the date of reinstatement will not be restored.

POLICY VALUE ON REINSTATEMENT

The Policy Value on the date of reinstatement is:

    - the Net Premium paid to reinstate the Policy increased by interest from the date the payment was received at the Service Office, PLUS

    - an amount equal to the Policy Value less Debt on the date of default to the extent it does not exceed the surrender charge on the date of reinstatement, MINUS

    - the Monthly Deduction due on the date of reinstatement.

You may not reinstate any Debt outstanding on the date of default or foreclosure.

                             CHARGES AND DEDUCTIONS

The following information repeats and expands upon information contained in SUMMARY OF RISKS AND BENEFITS: FEE TABLES. The charges described below will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose options under the Policy.

WHAT CHARGES ARE DEDUCTED FROM PAYMENTS?

Currently, a deduction of 3.50% of premiums for state and local premium taxes and federal taxes imposed for deferred acquisition costs ("DAC taxes") is made from each premium payment. The premium payment, less the tax expense charge, equals the Net Premium. The total charge is a combined state and local premium tax deduction of 2.50% of premiums and a DAC tax deduction of 1% of premiums.

While the premium tax is deducted from each premium payment, some jurisdictions may not impose premium taxes. Premium taxes vary from state to state, ranging from zero to 4.0%, and the 2.50% rate attributable to premiums for state and local premium taxes approximates the average expenses to Commonwealth Annuity associated with the premium taxes. The charge may be higher or lower than the actual premium tax imposed by the applicable jurisdiction. However, Commonwealth Annuity does not expect to make a profit from this charge.

The 1% rate attributable to premiums for DAC taxes approximates the Company's expenses in paying federal taxes for deferred acquisition costs associated with the Policy. The Company reserves the right to increase or decrease the DAC tax charge to reflect changes in the Company's expenses for premium taxes and DAC taxes.

WHAT IS THE MONTHLY DEDUCTION?

Prior to the Final Premium Payment Date, a Monthly Deduction from the Policy Value will be made to cover a charge for the cost of insurance, a charge for any optional insurance benefits added by rider, and a monthly administrative charge. The cost of insurance charge and the monthly administrative charge are discussed below. The Monthly Deduction on or following the effective date of a requested increase in the Face Amount also will include a $40 administrative charge for the increase.

Prior to the Final Premium Payment Date, the Monthly Deduction will be deducted as of each Monthly Payment Date commencing with the Date of Issue of the Policy. It will be allocated to one Sub-Account according to your instructions or, if no allocation is specified, the Company will make a Pro-Rata Allocation. If the Sub-Account you specify does not have sufficient funds to cover the Monthly Deduction, the Company will deduct the charge for that month as if no specification were made. If, however, on subsequent Monthly Payment Dates there is sufficient Policy Value in the Sub-Account you specified, the Monthly Deduction will be deducted from that Sub-Account. No Monthly Deductions will be made on or after the Final Premium Payment Date.

COST OF INSURANCE

This charge is designed to compensate the Company for the anticipated cost of providing Death Proceeds to Beneficiaries of those Insureds who die prior to the Final Premium Payment Date. The cost of insurance is determined on a monthly basis, and is determined separately for the initial Face Amount, for each subsequent increase in the Face Amount, and for riders. Because the cost of insurance depends upon a number of variables, it can vary from month to month.

CALCULATION OF THE CHARGE--If you select Sum Insured Option 2, the monthly cost of insurance charge for the initial Face Amount generally will equal the applicable cost of insurance rate multiplied by the initial Face Amount. If you select Sum Insured Option 1, however, the applicable cost of insurance rate will be multiplied by the initial Face Amount less the Policy Value (minus charges for rider benefits) at the beginning of the Policy month. Thus, the cost of insurance charge may be greater for Policyowners who have selected Sum Insured Option 2 than for those who have selected Sum Insured Option 1 (assuming the same Face Amount in each case and assuming that the Guideline Minimum Sum Insured is not in effect). In other words, since the Sum Insured under Option 1 remains constant while the Sum Insured under Option 2 varies with the Policy Value, any Policy Value increases will reduce the insurance charge under Option 1 but not under Option 2.

INCREASES--If you select Sum Insured Option 2, the monthly insurance charge for each increase in Face Amount (other than an increase caused by a change in Sum Insured Option) will be equal to the cost of insurance rate applicable to that increase multiplied by the increase in the Face Amount. If you select Sum Insured Option 1, the applicable cost of insurance rate will be multiplied by the increase in the Face Amount reduced by any Policy Value (minus rider charges) in excess of the initial Face Amount at the beginning of the Policy month.

EFFECT OF THE GUIDELINE MINIMUM SUM INSURED

If the Guideline Minimum Sum Insured is in effect under either Option, a monthly cost of insurance charge also will be calculated for that additional portion of the Sum Insured that is required to comply with the Guideline rules. This charge will be calculated by:

    - multiplying the cost of insurance rate applicable to the initial Face Amount times the Guideline Minimum Sum Insured (Policy Value times the applicable percentage), MINUS

       - the greater of the Face Amount or the Policy Value (if you selected Sum Insured Option 1)

                                       OR

       - the Face Amount PLUS the Policy Value (if you selected Sum Insured Option 2).

When the Guideline Minimum Sum Insured is in effect, the cost of insurance charge for the initial Face Amount and for any increases will be calculated as set forth above. The monthly cost of insurance charge also will be adjusted for any decreases in the Face Amount.

COST OF INSURANCE RATES

Cost of insurance rates are based on male, female or a blended unisex rate table, Age and Premium Class of the Insured, the effective date of an increase or date of rider, as applicable, the amount of premiums paid less Debt, any partial withdrawals and withdrawal charges, risk classification and the Incentive Funding Discount, if applicable. For those Policies issued on a unisex basis in certain states or in certain cases, sex-distinct rates do not apply.

The cost of insurance rates are determined at the beginning of each Policy year for the initial Face Amount. The cost of insurance rates for an increase in the Face Amount or rider are determined annually on the anniversary of the effective date of each increase or rider. The cost of insurance rates generally increase as the Insured's Age increases. The actual monthly cost of insurance rates will be based on the Company's expectations as to future mortality experience. They will not, however, be greater than the guaranteed cost of insurance rates set forth in the Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary Mortality Tables, Smoker or Non-Smoker (Mortality Table B for unisex Policies) and the Insured's sex and Age. The Tables used for this purpose set forth different mortality estimates for males and females and for smokers and non-smokers. Any change in the cost of insurance rates will apply to all persons of the same insuring Age, sex and Premium Class whose Policies have been in force for the same length of time.

The Premium Class of an Insured will affect the cost of insurance rates. The Company currently places Insureds into preferred Premium Classes, standard Premium Classes and substandard Premium Classes.

In an otherwise identical Policy, an Insured in the preferred Premium Class will have a lower cost of insurance than an Insured in a standard Premium Class who, in turn, will have a lower cost of insurance than an Insured in a substandard Premium Class with a higher mortality risk.

Premium Classes also are divided into two categories: smokers and non-smokers. Non-smoking Insureds will incur lower cost of insurance rates than Insureds who are classified as smokers but who are otherwise in the same Premium Class. Any Insured with an Age at issuance under 18 will be classified initially as regular or substandard. The Insured then will be classified as a smoker at Age 18 unless the Insured provides satisfactory evidence that the Insured is a non-smoker. The Company will provide notice to you of the opportunity for the Insured to be classified as a non-smoker when the Insured reaches Age 18.

The cost of insurance rate is determined separately for the initial Face Amount and for the amount of any increase in the Face Amount. For each increase in the Face Amount you request, at a time when the Insured is in a less favorable Premium Class than previously, a correspondingly higher cost of insurance rate will apply only to that portion of the Insurance Amount at Risk for the increase. For the initial Face Amount and any prior increases, the Company will use the Premium Class previously applicable. On the other hand, if the Insured's Premium Class improves on an increase, the lower cost of insurance rate generally will apply to the entire Insurance Amount at Risk.

MONTHLY ADMINISTRATIVE CHARGE

Prior to the Final Premium Payment Date, a monthly administrative charge of $5 per month will be deducted from the Policy Value. This charge will be used to compensate the Company for expenses incurred in the administration of the Policy, and will compensate the Company for first-year underwriting and other start-up expenses incurred in connection with the Policy. These expenses include the cost of processing applications, conducting medical examinations, determining insurability and the Insured's Premium Class, and establishing Policy records. The Company does not expect to derive a profit from these charges.

WHAT CHARGES ARE MADE AGAINST OR REFLECTED IN THE ASSETS OF THE SEPARATE
ACCOUNT?

The Company assesses each Sub-Account with a charge for mortality and expense risks assumed by the Company, and a charge for administrative expenses of the Separate Account.

MORTALITY AND EXPENSE RISK CHARGE

The Company currently makes a charge on an annual basis of 0.65% of the daily net asset value in each Sub-Account. This charge is for the mortality risk and expense risk which the Company assumes in relation to the variable portion of the Policy. The total charges may be increased or decreased by the Board of Directors of the Company once each year, subject to compliance with applicable state and federal requirements, but it may not exceed 0.90% on an annual basis.

The mortality risk assumed by the Company is that Insureds may live for a shorter time than anticipated, and that the Company therefore will pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policy will exceed the amounts realized from the administrative charges provided in the Policy. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If costs are less than the amounts provided, the difference will be a profit to the Company. To the extent this charge results in a current profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE CHARGE

During the first ten Policy years, the Company assesses a charge on an annual basis of 0.15% of the daily net asset value in each Sub-Account. The charge may be increased or decreased by the Board of Directors of the Company, subject to compliance with applicable state and federal requirements, but it may not exceed 0.25% on an annual basis. The charge is assessed to help defray administrative expenses actually incurred in the administration of the Separate Account and the Sub-Accounts. The administrative functions and expenses assumed by the Company in connection with the Separate Account and the Sub-Accounts include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expenses of preparing and typesetting prospectuses, and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

The Company does not impose the Separate Account administrative charge after the tenth Policy year. On the tenth Policy anniversary, the Company will convert your units in the Sub-Accounts to units that do not reflect the charge. There will be no change in your Policy Value as a result of the conversion, but the number of your units and the corresponding unit values will change.

FUND EXPENSES

Because the Sub-Accounts purchase shares of the Funds, the value of the Accumulation Units of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Funds. The prospectuses and statements of additional information of the Funds contain additional information concerning such fees and expenses.

Currently, no charges are made against the Sub-Accounts for federal or state income taxes. Should the Company determine that taxes will be imposed, the Company may make deductions from the Sub-Account to pay such taxes. See FEDERAL TAX CONSIDERATIONS. The imposition of such taxes would result in a reduction of the Policy Value in the Sub-Accounts.

HOW IS THE SURRENDER CHARGE CALCULATED?

The Policy provides for a contingent surrender charge. A separate surrender charge is calculated upon the issuance of the Policy and for each increase in the Face Amount. A surrender charge may be deducted if you request a full surrender of the Policy or a decrease in the Face Amount.

The surrender charge is comprised of a contingent deferred administrative charge and a contingent deferred sales charge. The contingent deferred administrative charge compensates the Company for expenses incurred in administering the Policy. The contingent deferred sales charge compensates the Company for expenses relating to the distribution of the Policy, including agents' commissions, advertising and the printing of the prospectus and sales literature.

The duration of the surrender charge is 15 years from the Date of Issue or from the effective date of any increase in the Face Amount for issue Ages 0 through 50, grading down to 10 years for issue Ages 55 and above.

The maximum surrender charge calculated upon issuance of the Policy is equal to the sum of (a) plus (b) where:

(a) is a deferred administrative charge equal to $8.50 per thousand dollars of the initial Face Amount, and

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(b) is a deferred sales charge of 49% of premiums received, up to a maximum number of Guideline Annual Premiums subject to the deferred sales charge that varies by issue Age from 1.660714 (for Ages 0 through 55) to 0.948980 (for Age 85).

In accordance with limitations under state insurance regulations, the amount of the maximum surrender charge will not exceed a specified amount per $1,000 initial Face Amount. The maximum surrender charge continues in a level amount for 40 Policy months, and reduces by 0.5% or more per month (depending on issue
Age) thereafter. This reduction in the maximum surrender charge will reduce the deferred sales charge and the deferred administrative charge proportionately.

In accordance with limitations under state insurance regulations, the amount of the Surrender charge will not exceed a specified amount per $1,000 of increase. As is true for the initial Face Amount, (a) is a deferred administrative charge, and (b) is a deferred sales charge. The maximum surrender charge for the increase continues in a level amount for 40 Policy months, and reduces by 0.5% or more per month (depending on Age) thereafter.

MAXIMUM SURRENDER CHARGE DURING FIRST TWO POLICY YEARS--If you surrender the Policy during the first two Policy years following the Date of Issue before making premium payments associated with the initial Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the initial Face Amount, as described above, but the deferred sales charge will not exceed 29% of premiums received, up to one Guideline Annual Premium, plus 9% of premiums received in excess of one Guideline Annual Premium, but less than the maximum number of Guideline Annual Premiums subject to the deferred sales charge.

SEPARATE SURRENDER CHARGE FOR EACH FACE AMOUNT INCREASE--A separate surrender charge will apply to and is calculated for each increase in the Face Amount. The surrender charge for the increase is in addition to that for the initial Face Amount. The maximum surrender charge for the increase is equal to the sum of
(a) plus (b), where (a) is equal to $8.50 per thousand dollars of increase, and
(b) is a deferred sales charge of 49% of premiums associated with the increase, up to a maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge that varies by Age (at the time of increase) from
1.660714 (for Ages 0 through 55) to 0.948980 (for Age 80).

REDUCED CHARGE DURING FIRST TWO YEARS FOLLOWING INCREASE--During the first two Policy years following an increase in the Face Amount before making premium payments associated with the increase in the Face Amount which are at least equal to one Guideline Annual Premium, the deferred administrative charge will be $8.50 per thousand dollars of the Face Amount increase, as described above, but the deferred sales charge imposed will be less than the maximum described above. Upon such a surrender, the deferred sales charge will not exceed 29% of premiums associated with the increase, up to one Guideline Annual Premium (for the increase), plus 9% of premiums associated with the increase in excess of one Guideline Annual Premium, but less than the maximum number of Guideline Annual Premiums (for the increase) subject to the deferred sales charge. See HOW IS THE SURRENDER CHARGE CALCULATED? The premiums associated with the increase are determined as described below.

Additional premium payments may not be required to fund a requested increase in the Face Amount. Therefore, a special rule, which is based on relative Guideline Annual Premium payments, applies to allocate a portion of the existing Policy Value to the increase, and to allocate subsequent premium payments between the initial Policy and the increase. For example, suppose the Guideline Annual Premium is equal to $1,500 before an increase, and is equal to $2,000 as a result of the increase. The Policy Value on the effective date of the increase would be allocated 75% ($1,500/$2,000) to the initial Face Amount and 25% to the increase. All future premiums also would be allocated 75% to the initial Face Amount and 25% to the increase. Thus, existing Policy Value associated with the increase will equal the portion of the Policy Value allocated to the increase on the effective date of the increase,

                                       42
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before any deductions are made. Premiums associated with the increase will equal the portion of the premium payments actually made on or after the effective date of the increase which are allocated to the increase.

See the Statement of Additional Information for examples illustrating the calculation of the maximum surrender charge for the initial Face Amount and for any increases, as well as for the surrender charge based on actual premiums paid or associated with any increases.

POSSIBLE SURRENDER CHARGE ON A FACE AMOUNT DECREASE

A surrender charge may be deducted on a decrease in the Face Amount. In the event of a decrease, the surrender charge deducted is a fraction of the charge that would apply to a full surrender of the Policy. The fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge. If more than one surrender charge is in effect (i.e., pursuant to one or more increases in the Face Amount of a Policy), the surrender charge will be applied in the following order:

    - the most recent increase;

    - the next most recent increases successively, and

    - the initial Face Amount.

Where a decrease causes a partial reduction in an increase or in the initial Face Amount, a proportionate share of the surrender charge for that increase or for the initial Face Amount will be deducted.

WHAT CHARGES APPLY TO A PARTIAL WITHDRAWAL?

Partial withdrawals of Surrender Value may be made after the first Policy year. The minimum withdrawal is $500. Under Option 1, the Face Amount is reduced by the amount of the partial withdrawal, and a partial withdrawal will not be allowed if it would reduce the Face Amount below $40,000.

A transaction charge, which is the smaller of 2% of the amount withdrawn or $25, will be assessed on each partial withdrawal to reimburse the Company for the cost of processing the withdrawal. The Company does not expect to make a profit on this charge. The transaction fee applies to all partial withdrawals, including a Withdrawal without a surrender charge.

A partial withdrawal charge also may be deducted from the Policy Value. For each partial withdrawal you may withdraw an amount equal to 10% of the Policy Value on the date the written withdrawal request is received by the Company less the total of any prior withdrawals in that Policy year which were not subject to the Partial Withdrawal charge, without incurring a partial withdrawal charge. Any partial withdrawal in excess of this amount ("excess withdrawal") will be subject to the partial withdrawal charge. The partial withdrawal charge is equal to 5% of the excess withdrawal up to the amount of the surrender charge(s) on the date of withdrawal. This right is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in Policy year two, the amount you could withdraw in subsequent Policy years would not be increased by the amount you did not withdraw in the second Policy year.

The Policy's outstanding surrender charge will be reduced by the amount of the partial withdrawal charge deducted by proportionately reducing the deferred sales charge component and the deferred administrative charge component. The partial withdrawal charge deducted will decrease existing surrender charges in the following order:

    - first, the surrender charge for the most recent increase in the Face
     Amount;

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    - second, the surrender charge for the next most recent increases successively;

    - last, the surrender charge for the initial Face Amount.

WHAT ARE THE TRANSFER CHARGES?

The first 12 transfers in a Policy year will be free of charge. Thereafter, a transfer charge of $10 will be imposed for each transfer request to reimburse the Company for the administrative costs incurred in processing the transfer request. The Company reserves the right to increase the charge, but it never will exceed $25. The Company also reserves the right to change the number of free transfers allowed in a Policy year.

You may have automatic transfers of at least $100 a month made on a periodic basis:

    - from the Sub-Accounts which invest in the Goldman Sachs VIT Money Market Fund and Goldman Sachs VIT Government Income Fund to one or more of the other Sub-Accounts; or

    - to reallocate Policy Value among the Sub-Accounts.

The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year. Each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made without charge.

If you utilize the Conversion Privilege, Loan Privilege or reallocate Policy Value within 20 days of the Date of Issue of the Policy, any resulting transfer of Policy Value from the Sub-Accounts to the General Account will be free of charge, and in addition to the 12 free transfers in a Policy year.

WHAT IS THE CHARGE FOR AN INCREASE IN THE FACE AMOUNT?

For each increase in the Face Amount you request, a transaction charge of $40 will be deducted from Policy Value to reimburse the Company for administrative costs associated with the increase. This charge is guaranteed not to increase and the Company does not expect to make a profit on this charge.

ARE THERE ANY OTHER ADMINISTRATIVE CHARGES?

The Company reserves the right to impose a charge guaranteed not to exceed $25, for the administrative costs incurred for changing the Net Premium allocation instructions, for changing the allocation of any Monthly Deductions among the various Sub-Accounts, or for a projection of values.

DOES THE COMPANY WAIVE CHARGES FOR ANY CLASSES OF POLICYOWNERS?

No surrender charges, partial withdrawal charges or front-end sales loads are imposed, and no commissions are paid where the Policy owner as of the date of application was within the following class of individuals:

    All employees and directors of the Company and its affiliates and subsidiaries, all employees and registered representatives of any broker-dealer that had entered into a sales agreement with the Company, Epoch Securities, Inc. or the former Principal Underwriter, Security Distributors, Inc., to sell the Policies, and any spouses of the above persons or any children of the above persons.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of the Policy, on loans, withdrawals, or surrenders, on death benefit payments, and on the economic benefit to you or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they currently are interpreted. From time to time legislation is proposed which, if passed, could significantly, adversely and possibly retroactively affect the taxation of the Policy. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

It should be recognized that the following summary of federal income tax aspects of amounts received under the Policy is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the Policyowner is a corporation or the Trustee of an employee benefit plan. A qualified tax adviser always should be consulted with regard to the application of law to individual circumstances.

HOW ARE THE COMPANY AND THE SEPARATE ACCOUNT TAXED?

The Company is taxed as a life insurance company under Subchapter L of the Code and files a consolidated tax return with its parent and affiliates. The Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based on this, no charge is made for federal income taxes which may be attributable to the Separate Account.

Periodically, the Company will review the question of a charge to the Separate Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company ultimately is determined to be other than what the Company believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the Company level, or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Separate Account.

Under current laws the Company also may incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Separate Account.

HOW ARE THE POLICIES TAXED?

The Company believes that the Policy described in this Prospectus will be considered a life insurance contract under Section 7702 of the Code, which generally provides for the taxation of life insurance policies and places limitations on premiums and the relationship of the Policy Value to the Insurance Amount at Risk. If a Policy qualifies as life insurance under
Section 7702 of the Code, (1) the Death Proceeds are excludable from the gross income of the Beneficiary, and (2) any increase in the Policy Value is not taxable until received by the Policyowner or the Policyowner's designee. However, if a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide most of the tax advantages normally provided by life insurance. The Company reserves the right to amend the Policies to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service. Also see WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?, below.

Depending upon the circumstances, a surrender, partial withdrawal, change in the Sum Insured Option, change in the Face Amount, lapse with Policy loan outstanding or assignment of the Policy may have tax consequences. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, Policyowner or Beneficiary.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premiums paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. Policy loans are generally not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment. For an additional discussion of modified endowment contracts, please see WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?, below.

If the Death Benefit is not received in a lump sum but is instead applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will be excludable from the Beneficiary's income, and amounts attributable to interest (occurring after the Insured's death), which will be includable in the Beneficiary's income.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:

    - change beneficiaries,

    - assign the Policy,

    - revoke an assignment,

    - pledge the Policy, or

    - obtain a Policy loan.

If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. Similarly, if you are not the Owner but possess any incidents of ownership over a policy under which you are the Insured, the Death Benefit will be included in your gross estate if you relinquish the incidents of ownerships within the three-year period ending on the Insured's death. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor. In certain circumstances, we may be required to withhold a portion of the Death Benefit to pay generation-skipping transfer taxes.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement.

The Pension Protection Act of 2006 added a new section to the Code that denies the tax-free treatment of death benefits payable under an employer- owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. Any business contemplating the purchase of a Policy on the life of an employee should consult with its legal and tax advisors regarding the applicability of the new legislation to the proposed purchase.

A tax adviser should also be consulted with respect to the 2003 split dollar regulations if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

HOW ARE POLICY LOANS TAXED?

The Company believes that non-preferred loans received under the Policy will be treated as an indebtedness of the Policyowner for federal income tax purposes. Under current law, these loans will not constitute income for the Policyowner while the Policy is in force (but see "Modified Endowment Policies"). There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event pertinent IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable distribution from the Policy.

Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. No tax deduction for interest is allowed on Policy loans exceeding $50,000 in the aggregate, if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any business-owned policies covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals, or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation, or (b) 20 individuals.

Allowing the Policy to lapse with a loan outstanding may have significant tax consequences; please consult with a qualified tax advisor.

POLICIES ISSUED IN CONNECTION WITH TSA PLANS

The Policies issued before September 24, 2007 may be held in connection with tax-sheltered annuity plans ("TSA Plans") of certain public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code.

Under the provisions of Section 403(b) of the Code, payments made for annuity policies purchased for employees under TSA Plans are excludable from the gross income of such employees, to the extent that the aggregate purchase payments in any year do not exceed the maximum contribution permitted under the Code. The Company has received a Private Letter Ruling with respect to the status of the Policies as providing "incidental life insurance" when issued in connection with TSA Plans. In the Private Letter Ruling, the IRS has taken the position that the purchase of a life insurance Policy by the employer as part of a TSA Plan will not violate the "incidental benefit" rule applicable under Section 403(b). The Private Letter Ruling also stated that the use of current or accumulated contributions to purchase a life insurance Policy will not result in current taxation of the premium payments for the life insurance Policy, except for the current cost of the life insurance protection.

A Policy qualifying under Section 403(b) of the Code must provide that withdrawals or other distributions attributable to salary reduction contributions (including earnings) may not begin before the employee attains age 59(1/)(2), separates from service, dies, or becomes disabled. In the case of hardship, a Policyowner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may nonetheless be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

Policy loans are generally permitted in accordance with the terms of the Policy. However, if a Policy loan does not comply with the requirements of Code
Section 72(p), the Policyowner's TSA plan may become disqualified and Policy values may be includible in current income.

WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?

The Technical and Miscellaneous Revenue Act of 1988 ("the 1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." A life insurance policy is treated as a modified endowment contract under Section 7702A of the Code if it meets the definition of life insurance in
Section 7702, but fails the "seven-pay test" of Section 7702A. The Policy would fail to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven Policy years (or within seven years of a material change in the Policy) exceed the sum of the net level premiums that would have been paid, had the Policy provided for paid-up future benefits after the payment of seven level annual premiums. In addition, if benefits are reduced during the first seven Policy years (or within 7 years of a material change in the Policy) during the life of the Policy, there may be adverse tax consequences. Please consult your tax adviser.

If the Policy is considered a modified endowment contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. However, all distributions under the Policy will be taxed on an "income-first" basis. Most distributions received by the Policyowner directly or indirectly (including loans, withdrawals, surrenders, or the assignment or pledge of any portion of the Policy Value) will be includible in gross income to the extent that the cash Surrender Value of the Policy exceeds the Policyowner's investment in the Policy. Any additional amounts will be treated as a return of capital to the extent of the Policyowner's basis in the Policy. With certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same Policyowner during any calendar period will be treated as a single modified endowment contract in determining taxable distributions.

Currently, each Policy is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Policy does not satisfy the seven-pay test, the Company will notify the Policyowner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Policy anniversary, or the Policy will be classified permanently as a modified endowment contract.

ARE POLICY DISTRIBUTIONS SUBJECT TO WITHHOLDING?

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect however, not to have tax withheld from distributions.

ARE LIFE INSURANCE POLICIES PURCHASED BY RESIDENTS OF PUERTO RICO SUBJECT TO UNITED STATES FEDERAL INCOME TAX?

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

ARE LIFE INSURANCE POLICIES PURCHASED BY NON-RESIDENT ALIENS AND FOREIGN CORPORATIONS SUBJECT TO UNITED STATES FEDERAL INCOME TAX?

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Policy owners that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

ARE THERE TAX IMPLICATIONS FOR NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES?

If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, this Policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a beneficiary of a Policy.

WHAT ARE THE DIVERSIFICATION REQUIREMENTS FOR THE SEPARATE ACCOUNT?

The Code also requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury regulations in order to be treated as a life insurance Policy for tax purposes. Although the Company does not have control over the investments of the Funds, the Company believes that the Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements.

CAN I BE CONSIDERED THE OWNER OF THE SEPARATE ACCOUNT ASSETS FOR TAX PURPOSES?

The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. Your rights under this Policy are different than those described by the IRS in rulings in which it found that contract owners were not owners of Separate Account assets. For example, you have the choice to allocate Premiums and Policy Values among more investment options. In addition, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Under the circumstances, we reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However we make no guarantee that such modification to the Policy will be successful.

CAN CHANGES IN TAX LAW AFFECT THE POLICY?

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

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                               OTHER INFORMATION

ARE THERE OTHER IMPORTANT POLICY PROVISIONS?

The following Policy provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations and insurance regulatory agencies in those states.

POLICYOWNER

The Policyowner is the Insured unless another Policyowner has been named in the application for the Policy. The Policyowner generally is entitled to exercise all rights under the Policy while the Insured is alive, subject to the consent of any irrevocable Beneficiary (the consent of a revocable Beneficiary is not required). The consent of the Insured is required whenever the Face Amount of insurance is increased.

BENEFICIARY

The Beneficiary is the person or persons to whom the insurance proceeds are payable upon the Insured's death. Unless otherwise stated in the Policy, the Beneficiary has no rights in the Policy before the death of the Insured. While the Insured is alive, you may change any Beneficiary unless you have declared a Beneficiary to be irrevocable. If no Beneficiary is alive when the Insured dies, the Policyowner (or the Policyowner's estate) will be the Beneficiary. If more than one Beneficiary is alive when the Insured dies, they will be paid in equal shares, unless you have chosen otherwise. Where there is more than one Beneficiary, the interest of a Beneficiary who dies before the Insured will pass to surviving Beneficiaries proportionally, unless otherwise requested.

INCONTESTABILITY

The Company will not contest the validity of the Policy after it has been in force during the Insured's lifetime for two years from the Date of Issue. The Company will not contest the validity of any increase in the Face Amount after such increase or rider has been in force during the Insured's lifetime for two years from its effective date.

SUICIDE

The Death Proceeds will not be paid if the Insured commits suicide, while sane or insane, within two years from the Date of Issue. Instead, the Company will pay the Beneficiary an amount equal to all premiums paid for the Policy, without interest, and less any outstanding Debt and any partial withdrawals. If the Insured commits suicide, while sane or insane, generally within two years from the effective date of any increase in the Sum Insured, the Company's liability with respect to such increase will be limited to a refund of the cost thereof. The Beneficiary will receive the administrative charges and insurance charges paid for such increase.

AGE AND SEX

If the Insured's Age or sex as stated in the application for the Policy is not correct, benefits under the Policy will be adjusted to reflect the correct Age and sex, if death occurs prior to the Final Premium Payment Date. The adjusted benefit will be that which the most recent cost of insurance charge would have purchased for the correct Age and sex. In no event will the Sum Insured be reduced to less than the Guideline Minimum Sum Insured. In the case of a Policy issued on a unisex basis, this provision as it relates to misstatement of sex does not apply.

ASSIGNMENT

To the extent required by state law, the Policyowner may assign the Policy as collateral or make an absolute assignment of the Policy. All rights under the Policy will be transferred to the extent of the assignee's interest. The consent of the assignee may be required in order to make changes in premium allocations, to make transfers, or to exercise other rights under the Policy. The Company is not bound by an assignment or release thereof, unless it is in writing and is recorded at the Service Office. When recorded, the assignment will take effect as of the date the Written Request was signed. Any rights created by the assignment will be subject to any payments made or actions taken by the Company before the assignment is recorded. The Company is not responsible for determining the validity of any assignment or release.

CAN THE COMPANY DELAY PAYMENTS TO ME?

Payments of any amount due from the Separate Account upon surrender, partial withdrawals, or death of the Insured, as well as payments of a Policy loan and transfers, may be postponed whenever: (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC or (2) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets. Payments under the Policy of any amounts derived from the premiums paid by check may be delayed until such time as the check has cleared your bank.

The Company also reserves the right to defer payment of any amount due from the General Account upon surrender, partial withdrawal or death of the Insured, as well as payments of Policy loans and transfers from the General Account, for a period not to exceed six months.

DO I HAVE ANY VOTING RIGHTS?

To the extent required by law, the Company will vote Fund shares held by each Sub-Account in accordance with instructions received from Policyowners with Policy Value in such Sub-Account. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policy, the Company reserves the right to do so.

Each person having a voting interest will be provided with proxy materials of the respective Fund, together with an appropriate form with which to give voting instructions to the Company. Shares held in each Sub-Account for which no timely instructions are received will be voted in proportion to the instructions which have been received by the Company. The Company also will vote shares held in the Separate Account that it owns and which are not attributable to the Policy in the same proportion.

The number of votes which a Policyowner has the right to instruct will be determined by the Company as of the record date established for the Fund. This number is determined by dividing each Policyowner's Policy Value in the Sub-Account, if any, by the net asset value of one share in the corresponding Fund in which the assets of the Sub-Account are invested.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the Fund shares be voted so as (1) to cause a change in the sub-classification or investment objective of one or more of the Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, the Company may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Policyowners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Policyowners.

WHAT REPORTS WILL I RECEIVE CONCERNING MY POLICY?

The Company will maintain the records relating to the Separate Account. Statements of significant transactions (such as premium payments, changes in specified Face Amount, changes in Sum Insured Option, transfers among Sub-Accounts and the General Account, partial withdrawals, increases in loan amount by you, loan repayments, lapse, termination for any reason, and reinstatement) will be sent to you promptly. In addition, you will be sent periodic reports containing financial statements and other information for the Separate Account and the Funds as required by the 1940 Act.

An annual statement also will be sent to you within 30 days after a Policy anniversary. The annual statement will summarize all of the above transactions and deductions of charges during the Policy year. It also will set forth the status of the Death Proceeds, Policy Value, Surrender Value, amounts in the Sub-Accounts and General Account, and any Policy loan(s).

The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.

ARE THERE ANY PENDING LEGAL PROCEEDINGS INVOLVING THE SEPARATE ACCOUNT?

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

    - the Separate Account; or

    - the ability of the principal underwriter to perform its contract with the Separate Account; or

    - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

MAY THE COMPANY ADD, DELETE OR SUBSTITUTE FUNDS?

The Company reserves the right, subject to applicable law, to close Sub-accounts to new investments or transfers, and to make substitutions for the shares of a fund that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Fund are no longer available for investment or if in the Company's judgment further investment in any Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Policyowner and prior approval of the SEC and state insurance authorities, to the extent required by law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by a Policyowner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares of a new Fund or in shares of another investment company. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Policyowners on a basis to be determined by the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Policyowners of all such changes. If the Company deems it to be in the best interest of Policyowners, and subject to any approvals that may be required under applicable law, the Separate Account or any Sub-Account(s) may be operated as a management company under the 1940 Act, may be deregistered under the 1940 Act if registration is no longer required, or may be combined with other Sub-Accounts or other separate accounts of the Company.

WHAT IS MIXED AND SHARED FUNDING?

Shares of the Funds of the Trust also are issued to separate accounts of the Company and its affiliates which issue variable annuity contracts ("mixed funding"). Shares of the portfolios of the Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policyowners or variable annuity contract owners.

Although the Company and the Investment Funds currently do not foresee any such disadvantages to either variable life insurance Policyowners or variable annuity contract owners, the Company and the respective Trustees intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken. If the Trustees were to conclude that separate Funds should be established for variable life and variable annuity separate accounts, the Company will bear the expenses.

WHERE CAN I FIND THE FINANCIAL STATEMENTS OF THE COMPANY AND THE SEPARATE
ACCOUNT?

Financial Statements for the Company and for the Variable Account are included in the Statement of Additional Information. The financial statements of the Company should be considered only as a bearing on our ability to meet our obligations under the Policy. They should not be considered as a bearing on the investment performance of the assets held in the Variable Account.

                              THE GENERAL ACCOUNT

As discussed earlier, you may allocate Net Premiums and transfer Policy Value to the General Account. Because of exemption and exclusionary provisions in the securities law, any amount in the General Account generally is not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, the disclosures in this section have not been reviewed by the SEC. Disclosures regarding the fixed portion of the Policy and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Policy Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees.


A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 4%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.


GENERAL ACCOUNT VALUES AND POLICY LOANS

The Company bears the full investment risk for amounts allocated to the General Account, and guarantees that interest credited to each Policyowner's Policy Value in the General Account will be at an effective annual yield of 4.0% ("Guaranteed Minimum Rate") compounded daily.

The Company may, AT ITS SOLE DISCRETION, credit a higher rate of interest ("excess interest"), although it is not obligated to credit interest in excess of 4%, and might not do so. The excess interest rate, if any, in effect on the date a premium is received at the Service Office, however, is guaranteed on that premium for one year, unless the Policy Value associated with the premium becomes security for a Policy loan. AFTER SUCH INITIAL ONE-YEAR GUARANTEE OF INTEREST ON NET PREMIUM, ANY INTEREST CREDITED ON THE POLICY'S ACCUMULATED VALUE IN THE GENERAL ACCOUNT IN EXCESS OF THE GUARANTEED MINIMUM RATE PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE POLICYOWNER ASSUMES THE RISK THAT INTEREST CREDITED MAY NOT EXCEED THE GUARANTEED MINIMUM RATE.

Even if excess interest is credited to accumulated value in the General Account, no excess interest will be credited to that portion of the Policy Value which is equal to the Debt. Such Policy Value, however, will be credited interest at an effective annual yield of at least 6%.

The Company guarantees that, on each Monthly Payment Date, the Policy Value in the General Account will be the amount of the Net Premiums allocated or the Policy Value transferred to the General Account, plus interest at an annual rate of 4%, plus any excess interest which the Company credits, less the sum of all Policy charges allocable to the General Account and any amounts deducted from the General Account in connection with loans, partial withdrawals, surrenders or transfers.

Policy loans also may be made from the Policy Value in the General Account.

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT:  a measure of your interest in a Sub-Account.

AGE: the Insured's age as of the nearest birthday measured from a Policy anniversary.

BENEFICIARY: the person(s) designated by the Policyowner to receive the insurance proceeds upon the death of the Insured.

COMPANY: Unless otherwise specified, any reference to "We," "our," "us," and "the Company" refers to Commonwealth Annuity and Life Insurance Company.

DATE OF ISSUE: the date set forth in the Policy used to determine the Monthly Payment Date, Policy months, Policy years, and Policy anniversaries.

DEATH PROCEEDS: Prior to the Final Premium Payment Date, the Death Proceeds equal the amount calculated under the applicable Sum Insured Option (Option 1 or Option 2), less Debt outstanding at the time of the Insured's death, partial withdrawals, if any, partial withdrawal charges, and any due and unpaid Monthly Deductions.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the optional Guaranteed Death Benefit Rider is in effect. If the rider is in effect, the Death Proceeds will be greater of
(a) the Face Amount as of the Final Premium Payment Date or (b) the Policy Value as of the date due proof of death for Option 2 and date of death for Option 1 is received by the Company.

DEBT:  all unpaid Policy loans plus interest due or accrued on such loans.

DELIVERY RECEIPT: an acknowledgment, signed by the Policyowner and returned to the Company's Service Office, that the Policyowner has received the Policy and the Notice of Withdrawal Rights.

EVIDENCE OF INSURABILITY: information, including medical information satisfactory to the Company, that is used to determine the Insured's Premium Class.

FACE AMOUNT: the amount of insurance coverage applied for; the Face Amount of each Policy is set forth in the specification pages of the Policy.

FINAL PREMIUM PAYMENT DATE:  the Policy anniversary nearest the Insured's
95th birthday. The Final Premium Payment Date is the latest date on which a premium payment may be made. After this date, the Death Proceeds equal the Surrender Value of the Policy, unless the optional Guaranteed Death Benefit Rider is in effect. The Net Death Benefit may be different before and after the Final Payment Date. See THE DEATH BENEFIT.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUIDELINE ANNUAL PREMIUM: the annual amount of premium that would be payable through the Final Premium Payment Date of a Policy for the specified Sum Insured, if premiums were fixed by the Company as to both timing and amount, and monthly cost of insurance charges were based on the 1980 Commissioners Standard Ordinary Mortality Tables (Mortality Table B, Smoker or Non-Smoker, for unisex Policies), net investment earnings at an annual effective rate of 5%, and fees and charges as set forth in the Policy and any Policy riders. The Sum Insured Option 1 Guideline Annual Premium is used when calculating the maximum surrender charge.

GUIDELINE MINIMUM SUM INSURED: the Guideline Minimum Sum Insured required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Sum Insured varies by age; it is calculated by multiplying the Policy Value by a percentage determined by the Insured's Age.

The percentage factor is a percentage that, when multiplied by the Certificate Value, determines the minimum death benefit required under federal tax laws. For both the Option 1 and the Option 2, the percentage factor is based on the Insured's attained age, as set forth in GUIDELINE MINIMUM SUM INSURED TABLE under THE DEATH BENEFIT, WHAT ARE THE SUM INSURED OPTIONS?

INSURANCE AMOUNT AT RISK:  the Sum Insured less the Policy Value.

LOAN VALUE:  the maximum amount that may be borrowed under the Policy.

MINIMUM MONTHLY FACTOR: The Minimum Monthly Factor is a monthly premium amount calculated by the Company and specified in the Policy. If, in the first 48 Policy months following Date of Issue or the effective date of an increase in the Face Amount or of a Policy Change which causes a change in the Minimum Monthly Factor:

    - You make premium payments (less debt, partial withdrawals and partial withdrawal charges) at least equal to the sum of the Minimum Monthly Factors for the number of months the Policy, increase in Face Amount or Policy Change has been in force, and

    - Debt does not exceed Policy Value less surrender charges, then

    - the Policy is guaranteed not to lapse during that period.

EXCEPT FOR THE 48 POLICY MONTH PERIODS, MAKING MONTHLY PAYMENTS AT LEAST EQUAL TO THE MINIMUM MONTHLY FACTOR DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE.

MONTHLY DEDUCTION: charges deducted monthly from the Policy Value of a Policy prior to the Final Premium Payment Date. The charges include the monthly cost of insurance, the monthly cost of any benefits provided by riders, and the monthly administrative charge.

MONTHLY PAYMENT DATE: the date on which the Monthly Deduction is deducted from the Policy Value.

NET PREMIUM:  an amount equal to the premium less a tax expense charge.

POLICY CHANGE: any change in the Face Amount, the deletion of a rider, or a change in the Sum Insured Option.

POLICY VALUE: the total amount available for investment under a Policy at any time. It is equal to the sum of (a) the value of the Accumulation Units credited to a Policy in the Sub-Accounts, and (b) the accumulation in the General Account credited to that Policy.

POLICYOWNER: the person, persons or entity entitled to exercise the rights and privileges under the Policy.

PREMIUM CLASS: the risk classification that the Company assigns the Insured based on the information in the application and any other Evidence of Insurability considered by the Company. The Insured's Premium Class will affect the cost of insurance charge and the amount of premium required to keep the Policy in force.

PRINCIPAL OFFICE: the Company's office, located at 132 Turnpike Road, Suite 210, Southborough, MA 01772.

PRO-RATA ALLOCATION: In certain circumstances, you may specify from which Sub-Account certain deductions will be made or to which Sub-Account the Policy Value will be allocated. If you do not, the Company will allocate the deduction or Policy Value among the General Account and the Sub-Accounts in the same proportion that the Policy Value in the General Account (less Debt) and the Policy Value in each Sub-Account bear to the total Policy Value on the date of deduction or allocation.

SEPARATE ACCOUNT: A separate account consists of assets segregated from the Company's other assets. The investment performance of the assets of each separate account is determined separately from the other assets of the Company. The assets of a separate account which are equal to the reserves and other contract liabilities are not chargeable with liabilities arising out of any other business which the Company may conduct. In this prospectus, Separate Account refers to the VEL II Account of Commonwealth Annuity and Life Insurance Company.

SERVICE OFFICE: se(2) (an affiliate of Security Benefit Life Insurance Company) and its affiliates (collectively, "se(2)") provide administrative, accounting, and other services to the Company. The principal administrative offices of se(2) are located at One Security Benefit Place, Topeka, Kansas, 66636, Telephone 1-800-533-7881.

SUB-ACCOUNT: a division of a Separate Account. Each Sub-Account invests exclusively in the shares of a corresponding Fund.

SUM INSURED: the amount payable upon the death of the Insured, before the Final Premium Payment Date, prior to deductions for Debt outstanding at the time of the Insured's death, partial withdrawals and partial withdrawal charges, if any, and any due and unpaid Monthly Deductions. The amount of the Sum Insured will depend on the Sum Insured Option chosen, but always will be at least equal to the Face Amount.

SURRENDER VALUE: the amount payable upon a full surrender of the Policy. It is the Policy Value less any Debt and applicable surrender charges.

VALUATION DATE: a day on which the net asset value of the shares of any of the Funds is determined and Accumulation Unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy is received) when there is a sufficient degree of trading in an Fund's securities such that the current net asset value of the Sub-Accounts may be affected materially.

VEL II ACCOUNT:  a separate account of the Company.

WRITTEN REQUEST: a request in writing, by the Policyowner, satisfactory to the Company.

YOU OR YOUR: the Policyowner, as shown in the application or the latest change filed with the Company.

    - THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") INCLUDES ADDITIONAL INFORMATION ABOUT THE VEL II ACCOUNT OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY. THE SAI IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-533-7881.

    - IF YOU OWN A POLICY AND WOULD LIKE MORE INFORMATION OR WOULD LIKE TO REQUEST A PERSONALIZED ILLUSTRATION OF DEATH BENEFITS, CASH SURRENDER VALUES AND CASH VALUES, YOU MAY CALL TOLL FREE 1-800-533-7881.

ALL CORRESPONDENCE MAY BE MAILED TO: COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY. PO BOX 758554, TOPEKA, KS 66675

INFORMATION ABOUT THE VEL II ACCOUNT (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202-942-8090. REPORTS AND OTHER INFORMATION ABOUT THE VEL II ACCOUNT ARE AVAILABLE ON THE COMMISSION'S INTERNET SITE AT HTTP://WWW.SEC.GOV. COPIES OF THIS INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE, BY WRITING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, 450 FIFTH STREET, NW, WASHINGTON, DC 20549-0102.

                               VEL II ACCOUNT

                                     OF

              COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                   STATEMENT OF ADDITIONAL INFORMATION

     INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 30, 2012 ("THE PROSPECTUS") FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES FUNDED BY THE VEL II ACCOUNT OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY. THE PROSPECTUS MAY BE OBTAINED FROM CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, PO BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-533-7881.



                          DATED APRIL 30, 2012












Commonwealth Annuity VEL II Account

                          TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                   3
SERVICES                                                          4
      SERVICE PROVIDERS                                           4
      OTHER SERVICE ARRANGEMENTS                                  4
Underwriters and DISTRIBUTION                                     5
MORE INFORMATION ABOUT DEATH BENEFITS                             6
      GUIDELINE MINIMUM SUM INSURED                               6
      DEATH PROCEEDS                                              6
      EXAMPLES OF SUM INSURED OPTIONS                             7
      CHANGING BETWEEN SUM INSURED OPTIONS                        8
ADDITIONAL INFORMATION ABOUT CHARGES AND DEDUCTIONS               9
      WAIVER OR REDUCTION OF CHARGES                              9
      CALCULATION OF MAXIMUM SURRENDER CHARGES                    9
PERFORMANCE INFORMATION                                          13
      OTHER PERFORMANCE INFORMATION                              13
EXPERTS                                                          15
FINANCIAL STATEMENTS                                            F-1

                  GENERAL INFORMATION AND HISTORY

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly known as "Allmerica Financial Corporation"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282. The Company's principal office (the "Principal Office") was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

In connection with its purchase of the Company, Goldman Sachs provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Goldman Sachs has agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Goldman Sachs. These assurances are not evidence of indebtedness or an obligation or liability of Goldman Sachs, and do not provide Contract Owners with any specific rights or recourse against Goldman Sachs.

The VEL II Account of Commonwealth Annuity and Life Insurance Company (the "Variable Account") is a separate investment account established on February 2, 1993. It meets the definition of "separate account" under federal securities laws, and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). This registration does not involve SEC supervision of the management or investment practices or policies of the Variable Account or of the Companies. We reserve the right, subject to law, to change the names of the Variable Account and the sub-accounts.

Several Sub-Accounts of the Variable Account are available under the VEL II policies (the "Policy"). Each Sub-Account invests in a corresponding investment portfolio:

GOLDMAN SACHS VARIABLE INSURANCE TRUST
--------------------------------------
(SERVICE SHARES)
---------------
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic Growth Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
---------------------------------------------------------------
(SERIES I SHARES)
-----------------
Invesco V.I. Global Health Care Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
---------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio

DELAWARE VIP TRUST
------------------
Delaware VIP International Value Equity Series

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------
Fidelity VIP Asset ManagerSM Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
--------------------------------------------------------------
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
-----------------------------------
Janus Aspen Janus Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
----------------------------------------
T. Rowe Price International Stock Portfolio



                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. Commonwealth Annuity serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. The Company's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP is the Company's Independent Registered Public Accounting Firm.
PricewaterhouseCoopers LLP is located at 185 Asylum Street, Suite 2400, Hartford, CT 06103.

MAIL ROOM AND ADMINISTRATIVE SERVICES. Goldman Sachs and Commonwealth Annuity have retained se2, an affiliate of Security Benefit Life Insurance Company, to provide administrative, accounting, mail room and lockbox services and other services to the Company. The principal administrative offices of se2 are located at One Security Benefit, Topeka, Kansas.

OTHER SERVICE ARRANGEMENTS

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. We and our principal underwriter, Epoch Securities, Inc., ("Epoch") may receive payments from the Funds or their service providers (e.g., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.

The amount of payments we receive from the Funds' service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.03% to 0.22%, and as of the date of this prospectus, we are receiving payments from EACH Fund's service providers.

Additionally, certain of the Funds make payments to us or Epoch under their distribution plans (12b-1 plans). The payment rates currently range from 0.16% to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the payment to us or to Epoch. Conversely, if the value of the Fund goes down, payments to us or to Epoch would decrease.

A Fund's service provider may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

We and/or Epoch also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

                        UNDERWRITERS AND DISTRIBUTION

Effective January 22, 2008, Epoch Securities, Inc., a Delaware company located at 132 Turnpike Road, Southborough, MA 01772 ("Epoch" or "Underwriter") became principal underwriter for the Contracts. Epoch is a corporation organized and existing under the laws of the state of Delaware, and is a wholly-owned subsidiary of The Goldman Sachs. Epoch is a registered broker-dealer with the SEC, and a member of the Financial Industry Regulatory Authority ("FINRA").Epoch red Security Distributors, Inc., located at One Security Benefit Place, Topeka, Kansas 66636, ("SDI"), which had served as principal underwriter from January 1, 2007. The Policies were sold by agents of the Company who were registered representatives of VeraVest Investments, Inc. ("VeraVest") or of certain independent broker-dealers who had selling agreements with VeraVest. The Company has effectively ceased issuing new Policies.


The Company pays commissions to registered representatives who sold the Policy based on a commission schedule. After issue of the Policy or an increase in the Face Amount, commissions generally equal 50% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions generally will not exceed 5.3% of any additional premiums. However, we may pay higher amounts under certain circumstances.

The Company intends to recoup the commission and other sales expense through a combination of the deferred sales charge component of the anticipated surrender and partial withdrawal charges, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company. There is no additional charge to Policyowners or to the Separate Account. Any surrender charge assessed on a Policy will be retained by the Company except for amounts it may pay to the Underwriter for services it performs and expenses it may incur as principal underwriter and general distributor.


The aggregate amounts of commissions paid to Epoch for the years 2009, 2010 and 2011 were$537,438.27, $616,554.03, and $752,343.46, respectively. No commissions were retained by SDI or Epoch for sales of all contracts funded by the VEL II Account (including contracts not described in the Prospectus) for the years 2009, 2010 and 2011.


                 MORE INFORMATION ABOUT DEATH BENEFITS

GUIDELINE MINIMUM SUM INSURED

To remain qualified as "life insurance" for federal tax purposes, federal tax law requires that policies have a minimum amount of pure life insurance protection in relation to the size of the Policy Value. The Guideline Minimum Sum Insured is used to determine compliance with this requirement. So long as the Policy qualifies as a life insurance contract, the insurance proceeds will be excluded from the gross income of the Beneficiary.

The Policy provides two Sum Insured Options: Option 1 and Option 2, as described below. You designate the desired Sum Insured Option in the application. You may change the Option once per Policy year by written request. There is no charge for a change in Option.

Under Option 1, the Sum Insured is equal to the greater of the Face Amount of insurance or the Guideline Minimum Sum Insured. Under Option 2, the Sum Insured is equal to the greater of the Face Amount of insurance plus the Policy Value or the Guideline Minimum Sum Insured.

               AGE OF INSURED             PERCENTAGE OF
              ON DATE OF DEATH             POLICY VALUE
              ----------------            -------------
                  40 and under                 250%
                  45                           215%
                  50                           185%
                  55                           150%
                  60                           130%
                  65                           120%
                  70                           115%
                  75                           105%
                  80                           105%
                  85                           105%
                  90                           105%
                  95 and above                 100%

For the Ages not listed, the progression between the listed Ages is linear.

Under both Option 1 and Option 2, the Sum Insured provides insurance protection. Under Option 1, the Sum Insured remains level unless the applicable percentage of Policy Value under the Guideline Minimum Sum Insured exceeds the Face Amount, in which case the Sum Insured will vary as the Policy Value varies. Under Option 2, the Sum Insured varies as the Policy Value changes.

For any Face Amount, the amount of the Sum Insured (and the Death Proceeds) will be greater under Option 2 than under Option 1. This is because the Policy Value is added to the specified Face Amount and included in the Death Proceeds only under Option 2. Under Option 2, however, the cost of insurance included in the Monthly Deduction will be greater, and the rate at which Policy Value will accumulate will be slower (assuming the same specified Face Amount and the same actual premiums paid).

If you desire to have premium payments and investment performance reflected in the amount of the Sum Insured, you should choose Option 2. If you desire premium payments and investment performance reflected to the maximum extent in the Policy Value, you should select Option 1.

DEATH PROCEEDS

As long as the Policy remains in force, upon due proof of the Insured's death, the Company will pay the Death Proceeds of the Policy to the named Beneficiary. The Company normally will pay the Death Proceeds within seven days of receiving due proof of the Insured's death, but the Company may delay payments under certain circumstances. The Death Proceeds may be received by the Beneficiary in cash or under one or more of the payment options set forth in the Policy. 6 Prior to the Final Premium Payment Date, the Death Proceeds are equal to:

- the Sum Insured provided under Option 1 or Option 2, whichever is elected and in effect on the date of death; plus

- any additional insurance on the Insured's life that is provided by rider;
  minus

- any outstanding Debt, any partial withdrawals and partial withdrawal charges, and any Monthly Deductions due and unpaid through the Policy month in which the Insured dies.

After the Final Premium Payment Date, the Death Proceeds equal the Surrender Value of the Policy, unless the Guaranteed Death Benefit Rider is in effect. If the Guaranteed Death Benefit Rider is in effect, the Death Proceed equal the greater of the Face Amount or Surrender Value. The amount of Death Proceeds payable will be determined as of the date the Company receives due proof of the Insured's death for Option 2 and on the date of the Insured's death for Option 1.

EXAMPLES OF SUM INSURED OPTIONS

For the purposes of the following examples, assume that the Insured is under the Age of 40 and that there is no outstanding Debt.

EXAMPLE OF OPTION 1
Under Option 1, the Face Amount of the Policy generally will equal the Sum Insured. If at any time, however, the Policy Value multiplied by the applicable percentage is less than the Face Amount, the Sum Insured will equal the Face Amount of the Policy.

For example, a Policy with a $50,000 Face Amount will generally have a Sum Insured equal to $50,000. Because the Sum Insured must be equal to or greater than 250% of Policy Value, however, if at any time the Policy Value exceeds $20,000, the Sum Insured will exceed the $50,000 Face Amount. In this example, each additional dollar of Policy Value above $20,000 will increase the Sum Insured by $2.50. For example, a Policy with a Policy Value of $35,000 will have a Guideline Minimum Sum Insured of $87,500 ($35,000 X 2.50); Policy Value of $40,000 will produce a Guideline Minimum Sum Insured of $100,000 ($40,000 X 2.50); and Policy Value of $50,000 will produce a Guideline Minimum Sum Insured of $125,000 ($50,000 X 2.50).

Similarly, so long as Policy Value exceeds $20,000, each dollar taken out of Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $25,000 to $20,000 (because of partial withdrawals, charges or negative investment performance), the Sum Insured will be reduced from $62,500 to $50,000.

The applicable percentage becomes lower as the Insured's Age increases. If the Insured's Age in the above example were, for example, 50 (rather than between 0 and 40), the applicable percentage would be 185%. The Sum Insured would not exceed the $50,000 Face Amount unless the Policy Value exceeded $27,027 (rather than $20,000), and each dollar then added to or taken from Policy Value would change the Sum Insured by $1.85.

EXAMPLE OF OPTION 2
Under Option 2, the Sum Insured is generally equal to the Face Amount of the Policy plus the Policy Value. The Sum Insured under Option 2, however, always will be the greater of:

- the Face Amount plus Policy Value; or

- the Policy Value multiplied by the applicable percentage from the Guideline Minimum Sum Insured Table.

For example, a Policy with a Face Amount of $50,000 and with Policy Value of $5,000 will produce a Sum Insured of $55,000 ($50,000 + $5,000). Policy Value of $10,000 will produce a Sum Insured of $60,000 ($50,000 + $10,000); Policy Value of $25,000 will produce a Sum Insured of $75,000 ($50,000 + $25,000).

According to the Guideline Minimum Sum Insured Table, however, the Sum Insured for the example must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $33,333, 250% of that amount will be the required Sum Insured, which will be greater than the Face Amount plus Policy Value. In this example, each additional dollar of Policy Value above $33,333 will increase the Sum Insured by $2.50. For example, if the Policy Value is $35,000, the Guideline Minimum Sum Insured will be $87,500 ($35,000 X 2.50); Policy Value of $40,000 will produce a Guideline Minimum Sum Insured of $100,000 ($40,000 X 2.50); and Policy Value of $50,000 will produce a Guideline

Minimum Sum Insured of $125,000 ($50,000 X 2.50).

Similarly, if the Policy Value exceeds $33,333, each dollar taken out of the Policy Value will reduce the Sum Insured by $2.50. If, for example, the Policy Value is reduced from $45,000 to $40,000 because of partial withdrawals, charges or negative investment performance, the Sum Insured will be reduced from $112,500 to $100,000. If at any time, however, Policy Value multiplied by the applicable percentage is less than the Face Amount plus Policy Value, then the Sum Insured will be the current Face Amount plus the Policy Value.

The applicable percentage becomes lower as the Insured's Age increases. If the Insured's Age in the above example were 50, the Sum Insured must be at least 1.85 times the Policy Value. The amount of the Sum Insured would be the sum of the Policy Value plus $50,000 unless the Policy Value exceeded $58,824 (rather than $33,000). Each dollar added to or subtracted from the Policy would change the Sum Insured by $1.85.

CHANGING BETWEEN SUM INSURED OPTIONS

Generally, the Sum Insured Option in effect may be changed once each Policy year by sending a Written Request for change to the Principal Office. Changing Sum Insured Options will not require Evidence of Insurability. The effective date of any such change will be the Monthly Payment Date on or following the date of receipt of the request. No charges will be imposed on changes in Sum Insured Options.

CHANGE FROM OPTION 1 TO OPTION 2
If the Sum Insured Option is changed from Option 1 to Option 2, the Face Amount will be decreased to equal the Sum Insured less the Policy Value on the effective date of the change. This change may not be made if it would result in a Face Amount of less than $40,000. A change from Option 1 to Option 2 will not alter the amount of the Sum Insured at the time of the change, but will affect the determination of the Sum Insured from that point on. Because the Policy Value will be added to the new specified Face Amount, the Sum Insured will vary with the Policy Value. Under Option 2, the Insurance Amount at Risk always will equal the Face Amount unless the Guideline Minimum Sum Insured is in effect. The cost of insurance also may be higher or lower than it otherwise would have been without the change in Sum Insured Option.

CHANGE FROM OPTION 2 TO OPTION 1
If the Sum Insured Option is changed from Option 2 to Option 1, the Face Amount will be increased to equal the Sum Insured which would have been payable under Option 2 on the effective date of the change (i.e., the Face Amount immediately prior to the change plus the Policy Value on the date of the change). The amount of the Sum Insured will not be altered at the time of the change. The change in option, however, will affect the determination of the Sum Insured from that point on, since the Policy Value no longer will be added to the Face Amount in determining the Sum Insured; the Sum Insured will equal the new Face Amount (or, if higher, the Guideline Minimum Sum Insured). The cost of insurance may be higher or lower than it otherwise would have been since any increases or decreases in Policy Value will reduce or increase, respectively, the Insurance Amount at Risk under Option 1. Assuming a positive net investment return with respect to any amounts in the Separate Account, changing the Sum Insured Option from Option 2 to Option 1 will reduce the Insurance Amount at Risk and therefore the cost of insurance charge for all subsequent Monthly Deductions, compared to what such charge would have been if no such change were made.

A change in Sum Insured Option may result in total premiums paid exceeding the then-current maximum premium limitation determined by IRS rules. In such event, the Company will pay the excess to the Policyowner.

           ADDITIONAL INFORMATION ABOUT CHARGES AND DEDUCTIONS

WAIVER OR REDUCTION OF CHARGES

The Company may waive or reduce the premium tax charge, administrative charges, surrender charge, or 5% partial withdrawal charge, and will not pay commissions on Policies, where the Insured is within the following class of individuals:

   All employees of First Allmerica Financial Life Insurance Company and its affiliates and subsidiaries located at First Allmerica's home office (or at off-site locations if such employees are on First Allmerica's home office payroll); all directors of First Allmerica and its affiliates and subsidiaries; all retired employees of First Allmerica and its affiliates and subsidiaries eligible under First Allmerica Companies' Pension Plan or any successor plan; all General Agents, agents and field staff of First Allmerica; and all spouses, children, siblings, parents and grandparents of any individuals identified above, who reside in the same household.

CALCULATION OF MAXIMUM SURRENDER CHARGES

A separate surrender charge is calculated upon issuance of the Policy and upon each increase in the Face Amount. The maximum surrender charge is equal to the sum of (a) plus (b), where (a) is a deferred administrative charge equal to $8.50 per $1,000 of initial Face Amount (or Face Amount increase), and (b) is a deferred sales charge of 49% of premiums received up to a maximum number of Guideline Annual Premiums (GAPs) subject to the deferred sales charge that varies by issue Age or Age at time of increase, as applicable:


           APPLICABLE AGE        MAXIMUM GAPS           APPLICABLE AGE          MAXIMUM GAPS
           --------------        ------------           --------------          ------------
                0-55              1.660714                    68                   1.290612
                 56               1.632245                    69                   1.262143
                 57               1.603776                    70                   1.233673
                 58               1.575306                    71                   1.205204
                 59               1.546837                    72                   1.176735
                 60               1.518367                    73                   1.148265
                 61               1.489898                    74                   1.119796
                 62               1.461429                    75                   1.091327
                 63               1.432959                    76                   1.062857
                 64               1.404490                    77                   1.034388
                 65               1.376020                    78                   1.005918
                 66               1.347551                    79                   0.977449
                 67               1.319082                    80                   0.948980

A further limitation is imposed based on the Standard Nonforfeiture Law of each state. The maximum surrender charges upon issuance of the Policy and upon each increase in the Face Amount are shown in the table below. During the first two Policy years following issue or an increase in the Face Amount, the actual surrender charge may be less than the maximum. See CHARGES AND DEDUCTIONS -- "Surrender Charge."

The maximum surrender charge initially remains level and then grades down according to the following schedule:

AGES
0-50                 The maximum surrender charge remains level for the first
                     40 Policy months, reduces by 0.5% for the next 80 Policy months, then decreases by 1% per month to zero at the end of 180 Policy months (15 Policy years).

51 and above         The maximum surrender charge remains level for 40 Policy
                     months and decreases per month by above the percentages
                     below:

                     Age 51 -- 0.78% per month for 128 months
                     Age 52 -- 0.86% per month for 116 months
                     Age 53 -- 0.96% per month for 104 months
                     Age 54 -- 1.09% per month for 92 months
                     Age 55 and over -- 1.25% per month for 80 months

The factors used in calculating the maximum surrender charges vary with the issue Age, sex and Premium Class (Smoker) as indicated in the table below:

            MAXIMUM SURRENDER CHARGE PER $1,000 FACE AMOUNT
            -----------------------------------------------

 AGE AT
ISSUE OR            MALE           MALE        FEMALE        FEMALE
INCREASE         NONSMOKER        SMOKER     NONSMOKER       SMOKER
--------         ---------        -------    ---------       ------
0                                   8.63                       7.68
1                                   8.63                       7.70
2                                   8.78                       7.81
3                                   8.94                       7.93
4                                   9.10                       8.05
5                                   9.27                       8.18
6                                   9.46                       8.32
7                                   9.65                       8.47
8                                   9.86                       8.62
9                                  10.08                       8.78
10                                 10.31                       8.95
11                                 10.55                       9.13
12                                 10.81                       9.32
13                                 11.07                       9.51
14                                 11.34                       9.71
15                                 11.62                       9.92
16                                 11.89                       10.14
17                                 12.16                       10.36
18               10.65             12.44         9.73          10.59
19               10.87             12.73         9.93          10.83
20               11.10             13.02        10.15          11.09
21               11.34             13.33        10.37          11.35
22               11.59             13.66        10.60          11.63
23               11.85             14.01        10.85          11.92
24               12.14             14.38        11.10          12.22
25               12.44             14.77        11.37          12.54
26               12.75             15.19        11.66          12.88
27               13.09             15.64        11.95          13.23
28               13.45             16.11        12.26          13.60
29               13.83             16.62        12.59          13.99
30               14.23             17.15        12.93          14.40
31               14.66             17.72        13.29          14.83
32               15.10             18.32        13.67          15.28
33               15.58             18.96        14.07          15.75
34               16.08             19.63        14.49          16.25
35               16.60             20.35        14.93          16.77
36               17.16             21.10        15.39          17.33
37               17.75             21.89        15.88          17.91
38               18.37             22.73        16.39          18.51
39               19.02             23.55        16.93          19.15
40               19.71             24.28        17.50          19.81
41               20.44             25.04        18.09          20.51

 AGE AT
ISSUE OR            MALE           MALE        FEMALE        FEMALE
INCREASE         NONSMOKER        SMOKER     NONSMOKER       SMOKER
--------         ---------        -------    ---------       ------
   42               21.20          25.85       18.71          21.23
   43               22.02          26.71       19.36          21.98
   44               22.87          27.61       20.04          22.77
   45               23.61          28.56       20.76          23.56
   46               24.36          29.57       21.52          24.23
   47               25.15          30.63       22.33          24.94
   48               26.00          31.16       23.14          24.69
   49               26.90          32.95       23.83          26.47
   50               27.85          34.21       24.57          27.31
   51               28.87          35.56       25.35          28.18
   52               29.96          36.99       26.17          29.11
   53               31.12          38.25       27.05          30.09
   54               32.56          38.25       27.95          31.12
   55               33.67          38.25       28.97          32.21
   56               34.62          38.25       29.65          32.94
   57               35.61          38.25       30.36          33.70
   58               36.65          38.25       31.11          34.49
   59               37.73          38.25       32.74          36.23
   60               38.25          38.25       32.74          36.23
   61               38.25          38.25       33.63          37.18
   62               38.25          38.25       34.57          38.18
   63               38.25          38.25       35.56          38.25
   64               38.25          38.25       36.60          38.25
   65               38.25          38.25       37.68          38.25
   66               38.25          38.25       38.25          38.25
   67               38.25          38.25       38.25          38.25
   68               38.25          38.25       38.25          38.25
   69               38.25          38.25       38.25          38.25
   70               38.25          38.25       38.25          38.25
   71               38.25          38.25       38.25          38.25
   72               38.25          38.25       38.25          38.25
   73               38.25          38.25       38.25          38.25
   74               38.25          38.25       38.25          38.25
   75               38.25          38.25       38.25          38.25
   76               38.25          38.25       38.25          38.25
   77               38.25          38.25       38.25          38.25
   78               38.25          38.25       38.25          38.25
   79               38.25          38.25       38.25          38.25
   80               38.25          38.25       38.25          38.25




EXAMPLES. For the purposes of these examples, assume that a male, Age 35, non-smoker purchases a $100,000 Policy. In this example the Guideline Annual Premium ("GAP") equals $1,118.22. His maximum surrender charge is calculated as follows:

     (a)    Deferred administrative charge                           $850.00
            ($8.50/$1,000 of Face Amount)

     (b)    Deferred sales charge                                    $909.95
            (49% X 1.660714 GAPs)

            TOTAL                                                  $1,759.95
            Maximum surrender charge per Table (16.60 X 100)       $1,660.00

During the first two Policy years after the Date of Issue, the actual surrender charge is the smaller of the maximum surrender charge and the following sum:

     (a)    Deferred administrative charge                             $850.00
            ($8.50/$1,000 of Face Amount)

     (b)    Deferred sales charge                                       Varies
            (not to exceed 29% of Premiums received,
            up to one GAP, plus 9% of premiums
            received in excess of one GAP, but less
            than the maximum number of GAPs subject
            to the deferred sales charge)                   Sum of (a) and (b)


The maximum surrender charge is $1,660. All premiums are associated with the initial Face Amount unless the Face Amount is increased.

EXAMPLE 1:
----------

Assume the Policyowner surrenders the Policy in the tenth Policy month, having paid total premiums of $900. The actual surrender charge would be $1,111.

EXAMPLE 2:
----------

Assume the Policyowner surrenders the Policy in the 120th Policy month. After the 40th Policy month, the maximum surrender charge decreases by 0.5% per month ($8.30 per month in this example.) In this example, the maximum surrender charge would be $996.

The Surrender charge is designed to partially reimburse us for the administrative costs of product research and development, underwriting, policy administration and for distribution expenses, including commissions to our representatives, advertising, and the printing of prospectuses and sales literature.

                                PERFORMANCE INFORMATION

The Policy was first offered to the public in 1993. The Company may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence.

The returns in the tables reflect the charges assessed against the Separate Account (e.g., the mortality and expense risk charge and the administration charge) and all charges and expenses of the Underlying Funds. However, the tax expense charge, the charges that vary with each Policy because they are based on certain factors that vary with the individual characteristics of the Insured (e.g., the Monthly Deduction and Surrender Charges), and transaction charges are not reflected in the rates of return shown below. If these charges were deducted, the returns in the Tables would have been significantly lower. The tables do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges.

In each table, "One-Year Total Return" refers to the total of the income generated by a Sub-Account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 2007. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

OTHER PERFORMANCE INFORMATION

We may compare performance information for a sub-account in reports and promotional literature to:

  -  Standard & Poor's 500 Composite Stock Price Index (S&P 500)

  -  Dow Jones Industrial Average (DJIA)

  -  Shearson, Lehman Aggregate Bond Index

  - Other unmanaged indices of unmanaged securities widely regarded by investors as representative of the securities markets

  - Other groups of variable life separate accounts or other investment products tracked by Lipper Inc.

  - Other services, companies, publications or persons, such as Morningstar, Inc., who rank the investment products on performance or other criteria

  -  The Consumer Price Index

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to Policy owners and prospective Policy owners. These topics may include:

  - The relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation and automatic account rebalancing)

  - The advantages and disadvantages of investing in tax-deferred and taxable investments

  -  Customer profiles and hypothetical payment and investment scenarios

  -  Financial management and tax and retirement planning

  - Investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Policies and the characteristics of and market for the financial instruments.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's

Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/heath insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.


                                  TABLE I
               COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                         AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2011
                         SINCE INCEPTION OF SUB-ACCOUNTS
           (EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES)


The following performance information is based on the periods that the Sub-Accounts have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT THE TAX EXPENSE CHARGE, MONTHLY CHARGES UNDER THE POLICIES, SURRENDER CHARGES, OR TRANSACTION CHARGES. IF THESE CHARGES WERE DEDUCTED, PERFORMANCE WOULD HAVE BEEN SIGNIFICANTLY LOWER IN THE TABLE BELOW. It is assumed that an annual premium payment of $3,000 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.



                                                                                                                  10 YEARS
                                                            SUB-ACCOUNT          FOR YEAR                         OR SINCE
                                                             INCEPTION            ENDED            5            INCEPTION OF
                                                               DATE              12/31/11        YEARS           SUB-ACOUNT
                                                            -----------         ----------      --------       -------------
Goldman Sachs VIT Core Fixed Income Fund                      01/09/06             6.11             4.28             4.12
Goldman Sachs VIT Equity Index Fund                           01/09/06             0.93            -1.29             0.64
Goldman Sachs VIT Government Income Fund                      01/09/06             5.50             4.84             4.54
Goldman Sachs VIT Growth Opportunities Fund                   01/09/06            -4.74             4.29             3.75
Goldman Sachs VIT Mid Cap Value Fund                          01/09/06            -7.34            -0.77             1.19
Goldman Sachs VIT Money Market Fund                           01/09/06            -0.79             0.65             1.16
                                                                                  -3.64            -0.58             0.14
Goldman Sachs VIT Strategic Growth Fund                       01/09/06           -15.84            -7.71            -4.30
Goldman Sachs VIT Strategic International Equity Fund         01/09/06             3.07            -3.44            -1.62
Goldman Sachs VIT Structured U.S. Equity Fund                 01/09/06             6.11             4.28             4.12
AllianceBernstein VPS Large Cap Growth Portfolio               5/1/01             -4.05            -0.88            -0.31
Delaware VIP International Value Equity Series                 7/18/93           -15.12            -5.74             4.55
Fidelity VIP Asset Manager Portfolio                           5/10/94            -3.34             2.60             3.31
Fidelity VIP Equity-Income Portfolio                           7/6/93              0.16            -3.27             2.25
Fidelity VIP Growth Portfolio                                  7/18/93            -0.60             0.56             0.70
Fidelity VIP High Income Portfolio                             7/18/93             3.20             4.77             7.17
Fidelity VIP Overseas Portfolio                                7/20/93           -17.83            -5.57             2.79
FT VIP Franklin Large Cap Growth Securities Fund               5/1/01             -3.34             2.60             3.31
FT VIP Franklin Small-Mid Cap Growth Securities Fund           5/1/01             -5.59             1.39             2.49
Invesco V.I. Global Health Care Fund                           5/1/01              3.12             1.40             1.98
Janus Aspen Janus Portfolio                                    5/1/01             -6.30            -0.54             0.82
T. Rowe Price International Stock Portfolio                    6/21/95           -13.53            -3.27             3.15



PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

EXPERTS


The financial statements of the Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011, and the financial statements of the VEL II Account of the Company as of December 31, 2011 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policies.

        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity, and cash flows present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company and its subsidiaries at December 31, 2011 and December 31,2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
April 19, 2012

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                                                         NOTES      2011        2010
------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT SHARE AND PER SHARE AMOUNTS)
ASSETS
   Investments:
      Available-for-sale fixed maturities at fair value (amortized cost of $3,639.3
         and $2,647.6 in 2011 and 2010, respectively)                                        6,8   $ 3,770.6   $ 2,844.3
      Trading fixed maturities at fair value (amortized cost of $485.0 and $491.2
         in 2011 and 2010, respectively)                                                       8       528.7       526.4
      Equity securities at fair value (cost of $0.1 in 2010)                                   6          --         0.1
      Commercial mortgage loans                                                              6,8       197.5          --
      Policy loans                                                                             8       299.0       306.4
                                                                                                   ---------   ---------
         Total investments                                                                           4,795.8     3,677.2
                                                                                                   ---------   ---------
   Cash and cash equivalents                                                                           478.0       251.4
   Accrued investment income                                                                            45.7        41.7
   Premiums, accounts and notes receivable, net                                                          1.9         2.0
   Reinsurance receivable on paid and unpaid losses, benefits, unearned premiums and
      modified coinsurance                                                                    13     4,639.8     4,725.0
   Value of business acquired                                                                 12        23.1        27.3
   Deferred policy acquisition costs                                                          14       168.8       207.1
   Deferred federal income taxes                                                              10          --        80.4
   Derivative instruments receivable                                                         6,8       146.7       115.0
   Other assets                                                                               16        61.1        31.0
   Separate account assets                                                                     8     3,296.1     4,023.6
                                                                                                   ---------   ---------
         Total assets                                                                              $13,657.0   $13,181.7
                                                                                                   =========   =========

LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits (includes liabilities at fair value of $584.4 and $585.3
         in 2011 and 2010, respectively)                                                       8   $ 5,292.9   $ 5,476.9
      Outstanding claims and losses (includes liabilities at fair value of $7.1 and $5.8
         in 2011 and 2010, respectively)                                                       8        97.5        88.6
      Contractholder deposit funds and other policy liabilities
         (includes liabilities at fair value of $94.6 and $97.2 in 2011 and 2010,
         respectively)                                                                         8     1,634.6       234.7
                                                                                                   ---------   ---------
         Total policy liabilities and accruals                                                       7,025.0     5,800.2
                                                                                                   ---------   ---------
   Derivative instruments payable                                                              8          --        98.0
   Collateral on derivative instruments                                                        8        38.7        11.6
   Securities sold under agreements to repurchase                                              8        99.7        89.6
   Deferred federal income taxes                                                              10        41.9          --
   Dividend payable to shareholder                                                            11       160.0       250.0
   Accrued expenses and other liabilities                                                     16        52.6        69.5
   Reinsurance payable                                                                        13     2,077.0     1,964.0
   Separate account liabilities                                                                8     3,296.1     4,023.6
                                                                                                   ---------   ---------
         Total liabilities                                                                         $12,791.0   $12,306.5
                                                                                                   ---------   ---------

Commitments and contingencies (Notes 17 and 18)

SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized, 2,526 shares issued
      and outstanding                                                                              $     2.5   $     2.5
   Additional paid-in capital                                                                          716.9       716.9
   Accumulated other comprehensive income                                                      6        53.0        94.2
   Retained earnings                                                                                    93.6        61.6
                                                                                                   ---------   ---------
         Total shareholder's equity                                                                    866.0       875.2
                                                                                                   ---------   ---------
         Total liabilities and shareholder's equity                                                $13,657.0   $13,181.7
                                                                                                   =========   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                                  NOTES    2011     2010     2009
--------------------------------------------------------------------------------------------------
(IN MILLIONS)
REVENUES
   Premiums                                                          13  $  47.4   $ 51.0   $ 48.5
   Universal life and investment product policy fees                 13    194.1    200.7    234.7
   Net investment income                                              7    197.3    191.4    323.3
   Net realized investment gains
      Total other-than-temporary impairment ("OTTI") losses           7     (0.2)      --    (10.0)
      OTTI losses recognized in other comprehensive income                    --       --     (2.6)
                                                                         -------------------------
      Net OTTI losses recognized in earnings                                (0.2)      --     (7.4)
      Net realized capital gains, excluding net OTTI losses
         recognized in earnings                                       7    102.0     91.0     30.0
                                                                         -------------------------
   Total net realized investment gains                                     101.8     91.0     22.6
   Other income                                                      16     20.5     26.2      7.1
                                                                         -------------------------
      Total revenues                                                       561.1    560.3    636.2
                                                                         -------------------------

BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses      13    295.2    259.1    346.5
   Policy acquisition expenses                                    12,14     47.6     64.5     96.8
   (Gains)/losses on derivative instruments                           6   (133.0)    (4.9)    27.5
   Other operating expenses                                          16     67.7     79.7     67.6
                                                                         -------------------------
      Total benefits, losses and expenses                                  277.5    398.4    538.4
                                                                         -------------------------

      Income before federal income taxes                                   283.6    161.9     97.8
                                                                         -------------------------

FEDERAL INCOME TAX EXPENSE
   Current tax benefit                                               10    (52.8)      --       --
   Deferred tax expense                                              10    144.4     42.7      6.3
                                                                         -------------------------
      Total federal income tax expense                                      91.6     42.7      6.3
                                                                         -------------------------

Net income                                                               $ 192.0   $119.2   $ 91.5
                                                                         =========================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31,                                             2011     2010     2009
----------------------------------------------------------------------------------------------------
(IN MILLIONS)
                                                                           -------------------------
Net income                                                                 $ 192.0   $119.2   $ 91.5
                                                                           -------------------------
Other comprehensive income, before tax:
   Unrealized gains for the period                                            35.4    134.1    229.7
      Less: reclassification adjustment for gains included in net income    (100.8)   (94.2)   (13.0)
                                                                           -------------------------
   Unrealized (losses)/gains on available-for-sale securities                (65.4)    39.9    216.7
   Net effect on value of business acquired and deferred
      acquisition costs                                                        2.0      2.6    (71.5)
   Cumulative effect of change in accounting principle                          --       --     12.2
                                                                           -------------------------
Other comprehensive (loss)/income, before tax                                (63.4)    42.5    157.4

   Income tax benefit/(expense) related to items of other
      comprehensive income                                                    22.2    (14.9)   (57.9)
                                                                           -------------------------
Other comprehensive (loss)/income, net of tax                                (41.2)    27.6     99.5

                                                                           -------------------------
Comprehensive income                                                       $ 150.8   $146.8   $191.0
                                                                           =========================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                         ACCUMULATED
                                           ADDITIONAL       OTHER                      TOTAL
                                  COMMON     PAID-IN    COMPREHENSIVE   RETAINED   SHAREHOLDER'S
(IN MILLIONS)                      STOCK     CAPITAL    (LOSS)/INCOME   EARNINGS       EQUITY
------------------------------------------------------------------------------------------------
                                   ----------------------------------------------------------
BALANCE AT DECEMBER 31, 2008       $2.5      $466.9        $(25.0)      $ 149.7       $ 594.1
                                   ==========================================================

Net income                                                                 91.5          91.5
Cumulative effect of change in
   accounting principle, net of
   income tax                                                (7.9)         11.0           3.1
Other comprehensive income -
   Net unrealized gains                                      99.5                        99.5
Capital contribution                          250.0                                     250.0
Dividend to shareholder                                                   (60.0)        (60.0)

                                   ----------------------------------------------------------
BALANCE AT DECEMBER 31, 2009       $2.5      $716.9        $ 66.6       $ 192.2       $ 978.2
                                   ==========================================================

Net income                                                                119.2         119.2
Other comprehensive income -
   Net unrealized gains                                      27.6           0.2          27.8
Dividend to shareholder                                                  (250.0)       (250.0)

                                   ----------------------------------------------------------
BALANCE AT DECEMBER 31, 2010       $2.5      $716.9        $ 94.2       $  61.6       $ 875.2
                                   ==========================================================

Net income                                                                192.0         192.0
Other comprehensive loss -
   Net unrealized losses                                    (41.2)                      (41.2)
Dividend to shareholder                                                  (160.0)       (160.0)

                                   ----------------------------------------------------------
BALANCE AT DECEMBER 31, 2011       $2.5      $716.9        $ 53.0       $  93.6       $ 866.0
                                   ==========================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                               2011        2010        2009
-------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                                               $   192.0   $   119.2   $    91.5
   Adjustments to reconcile net income to net cash provided by/(used in)
      operating activities:
      Changes in fair value of trading fixed maturities                          (8.5)       (7.8)      (27.5)
      Net realized investment gains                                            (101.8)      (91.0)      (22.6)
      Non cash derivative activity                                             (116.9)       29.8        27.4
      Net accretion and amortization on investments                             (72.7)      (68.5)      (56.6)
      Net amortization and depreciation                                          47.5        64.8       100.7
      Interest credited to contractholder deposit funds and trust
         instruments supported by funding obligations                            19.5         0.9         0.8
      Deferred federal income taxes                                             144.4        42.7         6.3
      Change in deferred policy acquisition costs                                  --          --        (4.1)
      Change in premiums and notes receivable, net of reinsurance
         premiums payable                                                       113.1        23.2         7.7
      Change in accrued investment income                                        12.1        (0.6)       (5.3)
      Change in policy liabilities and accruals, net                           (185.1)     (430.2)     (372.2)
      Change in reinsurance receivable and modified coinsurance                  85.2        99.1       109.6
      Change in accrued expenses and other liabilities                           (1.5)      (14.4)      (64.1)
      Other, net                                                                 (2.7)      (52.8)       57.6
                                                                            ---------   ---------   ---------
      Net cash provided by/(used in) operating activities                       124.6      (285.6)     (150.8)
                                                                            ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals of available-for-sale fixed maturities          2,636.8     1,776.9     1,509.7
      Proceeds from maturities of available-for-sale fixed maturities            26.9        45.4       519.6
      Proceeds from disposals of trading fixed maturities                       128.1       108.8        68.0
      Proceeds from maturities of trading fixed maturities                        0.2         4.8        49.1
      Proceeds from mortgages sold, matured or collected                         38.6          --          --
      Proceeds from other investments                                           627.1       364.2       349.8
      Reinsurance transactions, net of cash acquired                             26.6          --          --
      Business acquisitions, net of cash acquired                                  --          --         7.2
      Purchase of available-for-sale fixed maturities                        (2,259.5)   (1,515.5)   (2,239.5)
      Purchase of trading fixed maturities                                     (117.0)     (200.7)      (60.5)
      Purchase of other investments                                            (629.5)     (389.1)     (288.4)
                                                                            ---------   ---------   ---------
      Net cash provided by/(used in) investing activities                       478.3       194.8       (85.0)
                                                                            ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
      Settlement of repurchase agreements                                      (139.0)     (101.2)         --
      Proceeds from issuance of repurchase agreements                           149.1       190.6          --
      (Withdrawals from)/deposits in contractholder deposit funds              (120.2)      (46.6)       69.5
      Withdrawals from trust instruments supported by funding obligations       (16.2)       (0.8)       (0.9)
      Capital contribution                                                         --          --       250.0
      Dividend to shareholder                                                  (250.0)         --       (60.0)
                                                                            ---------   ---------   ---------
      Net cash (used in)/provided by financing activities                      (376.3)       42.0       258.6
                                                                            ---------   ---------   ---------
      Net change in cash and cash equivalents                                   226.6       (48.8)       22.8
      Cash and cash equivalents, beginning of period                            251.4       300.2       277.4
                                                                            ---------   ---------   ---------
      Cash and cash equivalents, end of period                              $   478.0   $   251.4   $   300.2
                                                                            =========   =========   =========

      Income taxes received/(paid)                                          $    43.1   $      --   $      --

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of the Commonwealth of Massachusetts, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). The Company insures and reinsures blocks of fixed and variable annuities, universal and variable universal life insurance, traditional life insurance and to a lesser extent group retirement products.

2. BASIS OF PRESENTATION

The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), liabilities for future contract and policyholder benefits, other-than-temporary impairments of investments, and valuation allowance on deferred tax assets. Although these and other estimates and assumptions are based on the best available information, actual results could differ from those estimates.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2011, the Company directly owned all of the outstanding shares of First Allmerica Financial Life Insurance Company ("FAFLIC"), which insures and reinsures run-off blocks of traditional life insurance, universal and variable universal life insurance, group retirement products, variable annuities and an exited accident and health business.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     A. FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments. The Company separates its financial instruments into two categories: cash instruments and derivative contracts. The Company accounts for its financial instruments at fair value, except commercial mortgage loans as discussed below, in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, "Fair Value Measurements and Disclosure". The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Notes 6-8 for further information about investments, investment income and gains and losses and fair value measurements respectively.

Cash instruments include U.S. government and federal agency obligations, asset backed, commercial and residential mortgage backed securities ("structured securities"), investment-grade corporate bonds, money market securities, state, municipal and provincial obligations, mutual funds held in separate accounts, commercial mortgage loans, and other non-derivative financial instruments.

Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter ("OTC") derivatives, or they may be listed and traded on an exchange ("exchange-traded").

The Company has entered into certain OTC derivatives, primarily equity put options, swaps and interest rate swaptions, to manage certain equity market, credit and interest rate risk. These instruments do not qualify for hedge accounting and are carried at fair value with changes flowing through net income.

The Company trades equity futures contracts pursuant to an investment management agreement with Goldman Sachs Asset Management, L.P. ("GSAM"). Exchange-traded futures are effected through a regulated exchange and positions are carried at fair value with changes flowing through net income. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

Depending on the nature of the derivative transaction, the Company maintains Credit Support Agreements ("CSA") with each counterparty, including affiliates. In general, the CSA sets a minimum threshold of exposure that must be collateralized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B. VALUATION OF INVESTMENTS

The Company accounts for its fixed maturity and equity security investments at fair value. Fixed maturities and equity securities may be classified as either available-for-sale or trading. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. Trading securities are carried at fair value, with unrealized gains and losses reported in net investment income. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in net investment income.

Commercial mortgage loans ("CML") acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CML's held by the Company are diversified by property type and geographic area throughout the United States. CML's are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses.

Policy loans represent loans the Company issues to contractholders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried principally at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under FASB ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Non Traditional Long Duration Contracts and for Separate Accounts," are reported as a component of revenues based upon specific identification of the investment assets sold. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under FASB ASC 944-80 accrue to and are borne by the contract holder.

The Company recognizes OTTI for securities classified as available-for-sale in accordance with FASB ASC Topic 320, "Investments-Debt and Equity Securities". At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value, the issuer's ability to meet current and future principal and interest obligations for fixed maturity securities, the length and severity of the impairment, the financial condition and near term and long term prospects for the issuer. In making these evaluations, the Company exercises considerable judgment.

If the Company intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, then the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the amortized cost and fair value of the security). For fixed maturity securities that are considered other-than-temporarily impaired and that the Company does not intend to sell and will not be required to sell, the Company separates the impairment into two components: credit loss and non-credit loss. Credit losses are charged to net realized investment losses and non-credit losses are charged to other comprehensive income.

The credit loss component is the difference between the security's amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security's fair value and the present value of its expected future cash flows is the non-credit loss. For corporate bonds both historical default (by rating) data is used as a proxy for the probability of default, and loss given default (by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities are based on expected loss models, not incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-volume ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

As a result of the Company's adoption of FASB ASC Topic 320 on April 1, 2009, a cumulative effect adjustment, net of tax, of $7.9 million was recorded to increase accumulated other comprehensive loss with a corresponding decrease to accumulated deficit for the non-credit loss component of previously impaired securities that the Company did not intend to sell, nor was it more likely than not that the Company would be required to sell before recovery of amortized cost.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business. The Company also invests cash in overnight tri-party reverse repurchase agreements, in which the Company receives investment grade, highly liquid securities as collateral from counterparties. None of these assets is restricted or segregated for specific business reasons.

     D. DAC AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions, and other costs that are directly related to the successful acquisition of new or renewal insurance contracts. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments.

Acquisition costs related to traditional life products are amortized in proportion to premium revenue recognized. Acquisition costs and sales inducements related to variable annuity products and universal and variable universal life insurance products are amortized in proportion to total estimated gross profits ("EGPs") from investment yields, mortality, surrender charges and expense margins over the deemed economic life of the contracts. DAC and DSI amortization on non-traditional products is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs related to the reinsurance of fixed annuities are amortized in proportion to the reduction in contractholder deposit funds. See Note 14 for further information about DAC.

     E. REINSURANCE

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of FASB ASC 944-40, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long-duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss. Those contracts that do not meet risk transfer requirements are accounted for using deposit accounting.

With respect to ceded reinsurance, the Company values reinsurance recoverables on reported claims at the time the underlying claim is recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverable based on the terms of the reinsurance contracts and historical reinsurance recovery information. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is reported as an asset in the Consolidated Balance Sheets. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders, and failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. There were no valuation allowances deemed necessary at December 31, 2011 and 2010, respectively. See Note 13 for further information about reinsurance.

     F. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be recoverable in accordance with FASB ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     G. VOBA

VOBA represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the contracts using traditional insurance accounting. VOBA is amortized over the life of the policies in relation to the emergence of EGP's from surrender charges, investment income, mortality net of reinsurance ceded and expense margins and actual realized gain/(loss) on investments. The economic life of the variable universal life block of policies is deemed to be 30 years and is amortized accordingly. VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amount.

As a result of the FAFLIC business acquisition, negative VOBA was recognized to reduce the carrying value of the acquired insurance liabilities, except for the closed block participating policies ("Closed Block"), to fair value. Since the acquired contracts do not have any future premiums, negative VOBA is amortized in proportion to the change in the underlying reserves.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives. See Note 12 for further information about VOBA.

     H. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable universal life insurance contractholders and certain pension funds. Assets consist principally of mutual funds at fair value. The investment income and gains and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts. See Note 5 for further information about liabilities for minimum guarantees under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and Separate Accounts."

Separate account assets representing contractholder funds are measured at fair value and reported as a summary total in the Consolidated Balance Sheet, with an equivalent summary total reported for related liabilities.

     I. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. The liabilities associated with the Closed Block traditional life insurance policies are determined using a fair value approach. The fair value is computed using a number of assumptions including asset fair values and market participant assumptions for such items as the Company's credit risk, discount rates, expenses, and capital requirements. The liabilities associated with assumed life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2.0% to 11.25% for annuities and 2.5% to 6.5% for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards.

Liabilities for universal life, variable universal life, fixed annuities and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative and surrender charges. Universal life and variable universal life fund balances are also assessed mortality charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values. See
Note 5 for further information about liabilities for minimum guarantees.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. See Note 15 for further information about outstanding claims, losses and loss adjustment expenses.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     J. PREMIUMS, FEE REVENUES AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses, amortization of the value of business acquired and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges.

Revenues for universal life and investment products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life and fixed annuity fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 14 and Note 5 for further information regarding revaluation of DAC and deferred sales inducements.

     K. CLOSED BLOCK

The Company's wholly-owned subsidiary, FAFLIC, established and began operating a Closed Block for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in-force as of FAFLIC's demutualization on October 16, 1995.

The purpose of the Closed Block is to benefit certain classes of policies and contracts for which the Company has a dividend scale payable. Unless the Commonwealth of Massachusetts Commissioner of Insurance (the "Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block, are reasonably sufficient to support the Closed Block, including provision for payment of policy benefits, certain future expenses and taxes, and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. FAFLIC expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for the Closed Block will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in-force.

The Company elected the fair value option on policies making up the Closed Block. Profitability attributable to the Closed Block is ultimately paid to the policyholders via policy dividends. Dividend payable formulas are set before the outset of the calendar year, and adverse investment performance does not change the dividend liability to the policyholders. A trading fixed maturity portfolio was established to back the Closed Block policy liabilities to match fair value asset and liability movements. See Note 9 for further information about Closed Block.

     L. RECENT ACCOUNTING DEVELOPMENTS

IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS (ASC 820). In January 2010, the FASB issued ASU No. 2010-06, "Fair Value Measurements and Disclosures (Topic
820) - Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 provides amended disclosure requirements related to fair value measurements. Certain of these disclosure requirements became effective for the Company beginning in 2010, while others became effective for the Company beginning in 2011. Since these amended principles require only additional disclosures concerning fair value measurements, adoption did not affect the Company's financial condition, results of operations or cash flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     L. RECENT ACCOUNTING DEVELOPMENTS (CONTINUED)

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS (ASC 944). In October 2010, the FASB issued amended accounting principles regarding accounting for deferred acquisition costs effective for the fiscal year beginning after December 15, 2011. These principles were codified as Accounting Standards Update ("ASU") No. 2010-26, "Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts." These principles clarify the costs that should be deferred by insurance entities when issuing and renewing insurance contracts and also specify that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. As the Company is already in compliance with the provisions of this guidance, adoption of ASU No. 2010-26 will not have an effect on the Company's financial condition, results of income or cash flows.

RECONSIDERATION OF EFFECTIVE CONTROL FOR REPURCHASE AGREEMENTS (ASC 860). In April 2011, the FASB issued ASU No. 2011-03, "Transfers and Servicing (Topic
860) - Reconsideration of Effective Control for Repurchase Agreements." ASU No. 2011-03 changes the assessment of effective control by removing (i) the criterion that requires the transferor to have the ability to repurchase or redeem financial assets on substantially the agreed terms, even in the event of default by the transferee, and (ii) the collateral maintenance implementation guidance related to that criterion. ASU No. 2011-03 is effective for periods beginning after December 15, 2011. The adoption of ASU No. 2011-03 will not affect the Company's financial condition, results of income or cash flows.

AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSs (ASC 820). In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU No. 2011-04 clarifies the application of existing fair value measurement and disclosure requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements. ASU No. 2011-04 is effective for periods beginning after December 15, 2011. Adoption of ASU No. 2011-04 will not materially affect the Company's financial condition, results of income or cash flows.

PRESENTATION OF COMPREHENSIVE INCOME (ASC 220). In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (Topic 220) - Presentation of Comprehensive Income." ASU No. 2011-05 improves the comparability, consistency, and transparency of financial reporting and increases the prominence of items reported in other comprehensive income. ASU No. 2011-05 requires the Company to present all nonowner changes in shareholder's equity in either a single continuous statement of comprehensive income or in two separate but consecutive statements, and to present on the face of the financial statements reclassification adjustments from other comprehensive income to net income. These amendments related to the presentation of other comprehensive income are effective for fiscal years ending after December 15, 2012, while the amendments related to the presentation of reclassification adjustments have been deferred. As the standard only addresses financial statement presentation, adoption will not affect the Company's financial condition, results of income or cash flows.

DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES (ASC 210). In December 2011, the FASB issued ASU No. 2011-11, "Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities." ASU No. 2011-11 will require disclosure of the effect or potential effect of offsetting arrangements on the Company's financial position as well as enhanced disclosure of the rights of setoff associated with the Company's recognized assets and recognized liabilities. ASU No. 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Since these amended principles require only additional disclosures concerning offsetting and related arrangements, adoption will not affect the Company's financial condition, results of income or cash flows.

     M. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

4. SIGNIFICANT TRANSACTIONS

Effective July 1, 2011, the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.5 billion of fixed annuity deposit liabilities and received a ceding commission of approximately $21.3 million. In connection with this transaction, a trust account was established for the sole use and benefit of the Company, and the Company received approximately $1.2 billion of available-for-sale fixed maturities and $239.2 million of commercial mortgage loan assets. See Note 13 for further information on reinsurance.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

4. SIGNIFICANT TRANSACTIONS (CONTINUED)

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow Capital Reinsurance Company, Limited ("Arrow"), a Bermuda domiciled Reinsurance Company. As part of this reinsurance agreement, the returns associated with the derivatives hedging program supporting the variable annuity products are passed to Arrow. In addition, in connection with this transaction, on December 31, 2009, with the approval of the Commonwealth of Massachusetts Commissioner of Insurance, the Company paid a dividend of $60.0 million to Goldman Sachs. See
Note 13 for further information on reinsurance.

On December 18, 2009, the Company entered into an Assumption Reinsurance Agreement with a third party, whereby the third party agreed to assumption reinsure certain individual disability income insurance policies that were 100% coinsured to and serviced by the third party. In connection with the agreement, the Company paid $1.0 and $4.0 million to the third party in 2009 and 2010, respectively. The Company received approval from the Massachusetts Division of Insurance and the New York Insurance Department for the transaction and from several other State insurance departments.

On April 1, 2009, the Company assumed on a 100% coinsurance basis the life and fixed annuity blocks of a third party and its affiliates. Under this coinsurance agreement, the Company assumed $527.2 million of reserves and paid the collective cedants $77.6 million in ceding commission. Subsequently, in the fourth quarter of 2010, the Company assigned to another third party all of its rights, titles, interests and privileges and certain duties and obligations related to the block of fixed annuity contracts originally assumed. Upon closing of the transactions, the Company paid a total novation fee of $1.2 million to the original third party. See Note 13 for further information on reinsurance.

On March 31, 2009, the Company entered into a coinsurance and modified coinsurance agreement with a third party. Under the agreements, the Company assumed $974.6 million in reserves and paid the cedant approximately $204.5 million in ceding commission. Subsequently, on April 1, 2010, the agreement was amended to recognize the cession of all mortality risk to an affiliate of the third party, thereby reducing mortality exposure for the Company.

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following table summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however, modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

FOR THE YEARS ENDED DECEMBER 31,    2011     2010
--------------------------------------------------
(IN MILLIONS)
Beginning balance                  $216.7   $239.4
Provision for GMDB:
   GMDB expense incurred             37.0     39.8
   Volatility (1)                    70.5     14.9
                                   ---------------
                                    107.5     54.7
Claims, net of reinsurance:
   Claims from policyholders        (71.2)   (70.4)
   Claims ceded to reinsurers        60.3     64.0
                                   ---------------
                                    (10.9)    (6.4)
GMDB reinsurance premium            (58.9)   (71.0)
                                   ---------------
Ending balance                     $254.4   $216.7
                                   ===============

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the contractholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2011 and 2010.

     - The projection model uses 500 stochastically generated return scenarios with mean performance ranging from 5% to 10% depending on the underlying fund type.

     - Implied volatilities by duration are based on a combination of over the counter quotes (when available) and historical volatilities. For 2011, volatility assumptions range from 25% to 42% for equities varying by fund type and duration; 4% for bond funds; and 1% for money market funds. For 2010, volatility assumptions range from 23% to 42% for equities varying by fund type and duration; 6% for bond funds; and 1% for money market funds.

     - The mortality assumptions are factors of an industry standard mortality table based on company experience varying by age and gender. Mortality improvement of 1% per year for 10 years is assumed.

     - The full surrender rate assumption varies from 1% to 35% depending on distribution channel, contract type, policy duration, and attained age. The aggregate projected full surrender rates for 2012 and 2013 are approximately 8% and 9%, respectively (full surrender rates include annuitizations, but they do not reflect partial withdrawals or deaths).

     - The partial withdrawal rate assumption varies by distribution channel, tax qualified status, and attained age. Total projected partial withdrawals are from 6% - 7% for all years.

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2011 and 2010. The net amount at risk is the death benefit coverage in-force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

DECEMBER 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)       2011       2010
----------------------------------------------------------------------------
Net deposits paid
   Account value                                         $  2,549   $  2,732
   Net amount at risk                                    $     23   $     22
   Average attained age of contractholders                     63         63
Ratchet (highest historical account value at specified
   anniversary dates)
   Account value                                         $    622   $    756
   Net amount at risk                                    $     93   $     90
   Average attained age of contractholders                     68         68
Roll-up (net deposits accumulated at a specified rate)
   Account value                                         $     33   $     45
   Net amount at risk                                    $     22   $     24
   Average attained age of contractholders                     80         79
Higher of ratchet or roll-up
   Account value                                         $  2,245   $  2,706
   Net amount at risk                                    $  1,362   $  1,326
   Average attained age of contractholders                     76         75
Total of guaranteed benefits categorized above
   Account value                                         $  5,449   $  6,239
   Net amount at risk                                    $  1,500   $  1,462
   Average attained age of contractholders
      (weighted by account value)                              69         69
Number of contractholders                                 133,441    146,931

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

GUARANTEED MINIMUM INCOME BENEFIT

The Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2011 was $8.4 million with a benefit paid of approximately $4.7 million for the year ended December 31, 2011. The GMIB liability as of December 31, 2010 was $11.9 million with a benefit paid of approximately $10.5 million for the year ended December 31, 2010. Similar to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. The following reflects the changes to the deferred sales inducement asset:

FOR THE YEARS ENDED DECEMBER 31,    2011    2010
------------------------------------------------
(IN MILLIONS)
Balance at beginning of year       $  --   $  --
Acquisition expenses deferred        2.9     0.3
Reinsurance ceded                   (2.9)   (0.3)
                                   -------------
Balance at end of year             $  --   $  --
                                   =============

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to a third party was assumed on a modified coinsurance basis. Therefore, the assets related to these liabilities are recorded as a modified coinsurance receivable which is included within recoverable from reinsurers. See Note 13 for further information on reinsurance.

The Company had the following variable annuities with guaranteed minimum returns:

DECEMBER 31,                                  2011         2010
------------------------------------------------------------------
(IN MILLIONS)
Account value                              $     19.4   $     23.8
Range of guaranteed minimum return rates    2.8 - 5.2%   2.8 - 5.7%

Account balances of these contracts with guaranteed minimum returns were invested as follows:

DECEMBER 31,                    2011    2010
--------------------------------------------
(IN MILLIONS)
Asset Type:
   Fixed maturities            $26.7   $28.7
   Cash and cash equivalents     1.8     5.6
                               -------------
Total                          $28.5   $34.3
                               =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS

     A. FIXED MATURITIES AND EQUITY SECURITIES

The amortized cost and fair value for fixed maturities and equity securities were as follows:

AVAILABLE-FOR-SALE FIXED MATURITIES

                                                              GROSS        GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2011                                 COST        GAINS       LOSSES       VALUE
---------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
   and agency securities                        $  456.6     $ 68.2      $    --     $  524.8
States and political subdivisions                  292.8       46.2           --        339.0
Emerging markets                                    18.2        0.2         (0.2)        18.2
Corporate fixed maturities                       1,229.5       84.7         (8.8)     1,305.4
Structured securities                            1,642.2       40.2        (99.2)     1,583.2
                                                ---------------------------------------------
Total available-for-sale fixed maturities       $3,639.3     $239.5      $(108.2)    $3,770.6
                                                =============================================

AVAILABLE-FOR-SALE FIXED MATURITIES AND EQUITY SECURITIES

                                                              GROSS        GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2010                                 COST        GAINS       LOSSES       VALUE
---------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
   and agency securities                        $  469.5     $ 12.4       $(15.7)    $  466.2
States and political subdivisions                  293.5        5.9         (3.8)       295.6
Foreign governments                                  2.0         --           --          2.0
Corporate fixed maturities                         976.2      110.4         (5.9)     1,080.7
Structured securities                              906.4       99.7         (6.3)       999.8
                                                ---------------------------------------------
Total available-for-sale fixed maturities       $2,647.6     $228.4       $(31.7)    $2,844.3
                                                =============================================
Equity securities (1)                           $    0.1     $   --       $   --     $    0.1
                                                =============================================

(1) Amortized cost for available-for-sale fixed maturities and cost for equity securities.

At December 31, 2011 and 2010, the amortized cost and fair value of the assets on deposit with various state and governmental authorities were $88.4 and $92.4 million, and $104.4 and $99.0 million, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturities, to be pledged or received as collateral. At December 31, 2011 and 2010, cash and fixed maturities held as collateral were $40.5 and $15.4 million, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Structured securities are included in the category representing their contractual maturity.

The maturity distribution for available-for-sale fixed maturity securities is as follows:

                                         AMORTIZED     FAIR
AS OF DECEMBER 31, 2011                     COST       VALUE
-------------------------------------------------------------
(IN MILLIONS)
Due in one year or less                   $   24.5   $   24.8
Due after one year through five years        684.8      696.4
Due after five years through ten years       764.7      802.1
Due after ten years                        2,165.3    2,247.3
                                          -------------------
Total                                     $3,639.3   $3,770.6
                                          ===================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     B. COMMERCIAL MORTGAGE LOANS

The maturity distribution for commercial mortgage loans is as follows:

                          AMORTIZED
AS OF DECEMBER 31, 2011      COST
-----------------------------------
(IN MILLIONS)
2012                        $ 10.1
2013                          65.1
2014                          49.2
2015                          59.2
2016                          10.2
2017 and thereafter            3.7
                            ------
   Total                    $197.5
                            ======

Actual maturities could differ from contractual maturities, because borrowers may have the right to prepay with or without prepayment penalties and loans may be refinanced.

The Company individually and collectively evaluates all its mortgage loans for impairment. The credit quality indicator for the Company's CML is an internal measure based on the borrower's ability to pay and the value of the underlying collateral. The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected. There were no loans in arrears and no valuation allowances deemed necessary at December 31, 2011.

The Company diversifies its commercial mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration. The following tables present the Company's CML by geographic region and property type.

                            AMORTIZED
AS OF DECEMBER 31, 2011       COST
-------------------------------------
(IN MILLIONS)
Virginia                      $ 47.7
New York                        40.8
Florida                         36.2
Minnesota                       18.6
Washington                      17.8
California                      16.0
Nebraska                        10.0
Multiple                        10.4
                              ------
   Total by Region            $197.5
                              ======

Office Building               $ 91.8
Apartment                       38.1
Warehouse                       33.9
Retail                          17.0
Other Commercial                15.9
Industrial                       0.8
                              ------
   Total by Property Type     $197.5
                              ======

     C. DERIVATIVE INSTRUMENTS

The Company manages its risk through the purchase of equity derivative put options, swaps and equity futures used to protect against increases in GMDB liability in the event that the market declines; trading in interest rate derivatives to manage certain guaranteed crediting rate risks; and trading in credit derivatives to manage counterparty risk on reinsurance transactions. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     C. DERIVATIVE INSTRUMENTS

The Company's embedded derivatives relate to reinsurance contracts that are accounted for on a modified coinsurance basis. Under such arrangements, the ceding company owns the assets backing the liabilities and transfers the investment returns on the pool of assets to the reinsurer; the reinsurer records a "modco" loan receivable for the assets held by the ceding company. An embedded derivative exists because the arrangement exposes the reinsurer to third-party credit risk.

The Company does not employ hedge accounting.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and Company policies and procedures.

The fair value of the derivative assets and liabilities were as follows:

AS OF DECEMBER 2011
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)

                                                               DERIVATIVE    DERIVATIVE   NUMBER OF
                                                                 ASSETS     LIABILITIES   CONTRACTS
                                                               ------------------------------------
Derivative contracts
   Equity and non-hedging futures                                $ 39.3         $--          9,131
   GMDB product derivatives                                        48.5          --        471,956
   Embedded derivatives under modified coinsurance contracts       58.9          --              3
                                                                 ---------------------------------
   Gross fair value of derivative contracts                      $146.7         $--        481,090
                                                                 =================================

   Fair value included within total assets                       $146.7
                                                                 ======
   Fair value included within total liabilities                                 $--
                                                                                ===

As of December 2010
(In millions, except number of contracts)

                                                               DERIVATIVE    DERIVATIVE   NUMBER OF
                                                                 ASSETS     LIABILITIES   CONTRACTS
                                                               ------------------------------------
Derivative contracts
   Equity and non-hedging futures                                $ 30.5        $  --         7,614
   Foreign currency swap                                            1.6           --             1
   GMDB product derivatives                                        23.9           --       331,192
   Credit                                                            --          1.1             3
   Embedded derivatives under modified coinsurance contracts       59.0         96.9             2
                                                                 ---------------------------------
   Gross fair value of derivative contracts                      $115.0        $98.0       338,812
                                                                 =================================

   Fair value included within total assets                       $115.0
                                                                 ======
   Fair value included within total liabilities                                $98.0
                                                                               =====

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     C. DERIVATIVE INSTRUMENTS (CONTINUED)

The derivative gains and losses for the year ended December 31, 2011 are reported as follows:

                                                                              AMOUNT OF GAIN/(LOSS)
                                   LOCATION OF GAIN/(LOSS) RECOGNIZED IN       RECOGNIZED IN INCOME
DERIVATIVE CONTRACTS               INCOME ON DERIVATIVES                          ON DERIVATIVES
---------------------------------------------------------------------------------------------------
                                                                                    ------
General account derivatives        Net realized investment gains/(losses)           $  3.4
                                                                                    ------
Foreign currency swap              (Gains)/losses on derivative instruments            0.8
GMDB product derivatives           (Gains)/losses on derivative instruments           20.0
Credit default swaps               (Gains)/losses on derivative instruments           (0.6)
Embedded derivatives under
   modified coinsurance contacts   (Gains)/losses on derivative instruments          112.8
                                                                                    ------
                                                                                     133.0
                                                                                    ------
Total gain                                                                          $136.4
                                                                                    ======

The derivative gains and losses for the year ended December 31, 2010 is reported as follows:

                                                                              AMOUNT OF GAIN/(LOSS)
                                   LOCATION OF GAIN/(LOSS) RECOGNIZED IN       RECOGNIZED IN INCOME
DERIVATIVE CONTRACTS               INCOME ON DERIVATIVES                          ON DERIVATIVES
---------------------------------------------------------------------------------------------------
                                                                                    ------
General account derivatives        Net realized investment gains/(losses)           $ (4.4)
                                                                                    ------
Foreign currency swap              (Gains)/losses on derivative instruments           (0.6)
GMDB product derivatives           (Gains)/losses on derivative instruments          (65.5)
Credit default swaps               (Gains)/losses on derivative instruments           (1.6)
Embedded derivatives under
   modified coinsurance contacts   (Gains)/losses on derivative instruments           72.6
                                                                                    ------
                                                                                       4.9
                                                                                    ------
Total gain                                                                          $  0.5
                                                                                    ======

The derivative gains and losses for the year ended December 31, 2009 is reported as follows:

                                                                              AMOUNT OF GAIN/(LOSS)
                                   LOCATION OF GAIN/(LOSS) RECOGNIZED IN       RECOGNIZED IN INCOME
DERIVATIVE CONTRACTS               INCOME ON DERIVATIVES                          ON DERIVATIVES
---------------------------------------------------------------------------------------------------
                                                                                    -------
General account derivatives        Net realized investment gains/(losses)           $   2.4
                                                                                    -------
Foreign currency swap              Losses/(gains) on derivative instruments             2.0
GMDB product derivatives           Losses/(gains) on derivative instruments          (138.2)
Credit default swaps               Losses/(gains) on derivative instruments            (6.9)
Embedded derivatives under
   modified coinsurance contacts   Losses/(gains) on derivative instruments           115.6
                                                                                    -------
                                                                                      (27.5)
                                                                                    -------
Total loss                                                                          $ (25.1)
                                                                                    =======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     D. OTHER-THAN-TEMPORARY IMPAIRMENT

The table below presents a rollforward of the cumulative credit loss component of OTTI impairment losses recognized in earnings on fixed maturity securities still held by the Company at December 31, 2011 and 2010, respectively, for which a portion of the OTTI losses were recognized in other comprehensive income:

                                                         2011    2010
                                                         ----   -----
(IN MILLIONS)
BALANCE AT BEGINNING OF YEAR                             $3.7   $ 5.0

Additions:
Initial impairments - credit loss OTTI recognized on
   securities not previously impaired                     0.2      --

Reductions:
Due to sales (or maturities, pay downs or prepayments)
   during the period of securities previously credit
   loss OTTI impaired                                      --    (1.3)
                                                         ----   -----
BALANCE AT END OF YEAR                                   $3.9   $ 3.7
                                                         ====   =====

     E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's available-for-sale fixed maturities that have been continuously in an unrealized loss position.

                                                  GROSS                       NUMBER OF
DECEMBER 31, 2011                               UNREALIZED     FAIR     SECURITIES WITH GROSS
(IN MILLIONS, EXCEPT NUMBER OF SECURITIES)        LOSSES       VALUE      UNREALIZED LOSSES
---------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-12 months                                    $ 32.6     $  750.4           104
   Greater than 12 months                            1.9         12.8            14
                                                  ---------------------------------
Total investment grade fixed maturities           $ 34.5     $  763.2           118
                                                  ---------------------------------
Below investment grade fixed maturities:
   0-12 months                                    $ 72.3     $  710.1           120
   Greater than 12 months                            1.4          9.2             6
                                                  ---------------------------------
Total below investment grade fixed maturities       73.7        719.3           126
                                                  ---------------------------------
Total fixed maturities                            $108.2     $1,482.5           244
                                                  =================================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $3 thousand at December 31, 2011. The Company's intent is to hold the securities until anticipated recovery above book values.

                                                  GROSS                     NUMBER OF
DECEMBER 31, 2010                               UNREALIZED    FAIR    SECURITIES WITH GROSS
(IN MILLIONS, EXCEPT NUMBER OF SECURITIES)        LOSSES      VALUE     UNREALIZED LOSSES
-------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-12 months                                    $16.5      $413.0             69
   Greater than 12 months                           9.2        43.8              7
                                                  --------------------------------
Total investment grade fixed maturities           $25.7      $456.8             76
                                                  --------------------------------
Below investment grade fixed maturities:
   0-12 months                                    $ 2.4      $ 73.6             16
   Greater than 12 months                           3.6        17.5             10
                                                  --------------------------------
Total below investment grade fixed maturities       6.0        91.1             26
                                                  --------------------------------
Total fixed maturities                            $31.7      $547.9            102
                                                  ================================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $19.5 million at December 31, 2010.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. INVESTMENTS (CONTINUED)

     F. VARIABLE INTEREST ENTITY

Through April 2011, the Company, through its subsidiary FAFLIC, held a Guaranteed Investment Contract through Allmerica Global Funding ("AGF"), a Cayman Islands based entity. AGF was formed as a special purpose vehicle solely for the purposes of issuing debt instruments to third party investors and used the proceeds to purchase investment contracts from the Company. AGF had one medium term note outstanding as of December 31, 2010 for $16.0 million with a 6.0% fixed rate, which was issued in June 1999 and matured on April 12, 2011. AGF was a VIE and was consolidated within the Company as the Company was the primary beneficiary.

     G. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity. The table below excludes residential mortgage-backed securities issued by individual sponsors:

AS OF DECEMBER 31,
ISSUER NAME (IN MILLIONS)     2011      2010
--------------------------------------------
U.S. Treasury and Strips     $453.9   $369.7
Bank of America Large Loan     91.2       --

7. INVESTMENT INCOME AND GAINS AND LOSSES

     A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                 2011     2010     2009
----------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities - interest and other income                    $226.3   $227.6   $206.5
Fixed maturities - change in fair value on trading securities      8.5      7.8     27.5
Commercial mortgage loans                                          5.7       --       --
Equity securities                                                   --       --      3.9
Policy loans                                                      20.9     21.7     19.4
Modified coinsurance interest income                              64.5     70.3     68.7
Short-term investments and miscellaneous income/(loss)             0.2     (7.1)     2.7
                                                                ------------------------
   Gross investment income                                       326.1    320.3    328.7
Less: modified coinsurance interest expenses                    (121.9)  (122.6)      --
Less: investment expenses                                         (6.9)    (6.3)    (5.4)
                                                                ------------------------
Net investment income                                           $197.3   $191.4   $323.3
                                                                ========================

The Company had no fixed maturities on non-accrual status at December 31, 2011, 2010 or 2009. The Company had no fixed maturities which were non-income producing at December 31, 2011, 2010 or 2009.

     B. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized gains and (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,           2011     2010    2009
----------------------------------------------------------------
(IN MILLIONS)
Available-for-sale fixed maturities (1)   $100.8   $94.2   $22.5
Trading fixed maturities                     1.5     1.1     7.3
Commercial mortgage loans                   (1.1)     --      --
Equity securities (2)                         --      --    (9.7)
Other investments                            0.6    (4.3)    2.5
                                          ----------------------
   Net realized investment gains           101.8    91.0    22.6
                                          ======================

(1) The Company recognized other-than-temporary impairments of $0.2, $0.0, and $7.4 million in 2011, 2010, and 2009, respectively.

(2)  The Company had no other-than-temporary impairments in 2011, 2010, or 2009.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

     B. NET REALIZED INVESTMENT GAINS AND LOSSES (CONTINUED)

The proceeds from voluntary sales of available-for-sale fixed maturities and the gross realized gains and gross realized losses on those sales were as follows:

                                   PROCEEDS FROM
                                     VOLUNTARY      GROSS    GROSS
FOR THE YEARS ENDED DECEMBER 31,       SALES        GAINS   LOSSES
------------------------------------------------------------------
(IN MILLIONS)

2011
Fixed maturities                      $2,414.7     $114.7    $13.9

2010
Fixed maturities                      $1,683.3     $105.6    $12.8

2009
Fixed maturities                      $1,354.8     $ 57.3    $38.5

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Inputs are unadjusted quoted prices in active markets to which the Company had access at the measurement date for identical, unrestricted assets and liabilities.

Level 2 Inputs to valuation techniques are observable either directly or indirectly.

Level 3 One or more inputs to valuation techniques are significant and unobservable.

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under FASB ASC 820 as of December 31, 2011 and 2010. As required by FASB ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

DECEMBER 31, 2011 (IN MILLIONS)                          LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
------------------------------------------------------------------------------------------------
Financial Assets
   Available-for-sale fixed maturities
      U.S. Treasury securities and U.S. Government
         and agency securities                           $447.5    $   77.3    $ --     $  524.8
      States and political subdivisions                      --       339.0      --        339.0
      Emerging markets                                       --        18.2      --         18.2
      Corporate fixed maturities                           12.0     1,293.1     0.3      1,305.4
      Structured securities                                  --     1,583.2      --      1,583.2
                                                         ---------------------------------------
         Total available-for-sale fixed maturities        459.5     3,310.8     0.3      3,770.6
                                                         ---------------------------------------

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2011 (IN MILLIONS)                          LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
------------------------------------------------------------------------------------------------
   Trading fixed maturities
      U.S. Treasury securities and U.S. Government
         and agency securities                               6.5        2.6        --        9.1
      States and political subdivisions                       --       30.4        --       30.4
      Corporate fixed maturities                              --      331.4        --      331.4
      Structured securities                                   --      157.8        --      157.8
                                                        ----------------------------------------
         Total trading fixed maturities                      6.5      522.2        --      528.7
                                                        ----------------------------------------
   Derivative instruments receivable
      Interest rate contracts                                 --       32.9        --       32.9
      Equity market contracts                               39.3       14.8       0.8       54.9
      Embedded derivatives - modco loans                      --         --      58.9       58.9
                                                        ----------------------------------------
         Total derivative instruments receivable            39.3       47.7      59.7      146.7
                                                        ----------------------------------------
      Separate account assets                            3,296.1         --        --    3,296.1
                                                        ----------------------------------------
      Total assets at fair value                        $3,801.4   $3,880.7    $ 60.0   $7,742.1
                                                        ========================================
Financial Liabilities
      Closed Block policy liabilities                   $     --   $     --    $686.1   $  686.1
                                                        ----------------------------------------
      Total liabilities at fair value                   $     --   $     --    $686.1   $  686.1
                                                        ========================================

DECEMBER 31, 2010 (IN MILLIONS)                          LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
------------------------------------------------------------------------------------------------
Financial Assets
   Available-for-sale fixed maturities
      U.S. Treasury securities and U.S. Government
         and agency securities                          $  367.4   $   98.8    $   --   $  466.2
      States and political subdivisions                       --      295.6        --      295.6
      Foreign governments                                    2.0         --        --        2.0
      Corporate fixed maturities                              --    1,080.4       0.3    1,080.7
      Structured securities                                   --      999.8        --      999.8
                                                        ----------------------------------------
         Total available-for-sale fixed maturities         369.4    2,474.6       0.3    2,844.3
                                                        ----------------------------------------
   Trading fixed maturities
      U.S. Treasury securities and U.S. Government
         and agency securities                               2.3        2.7        --        5.0
      States and political subdivisions                       --       29.2        --       29.2
      Corporate fixed maturities                              --      302.4        --      302.4
      Structured securities                                   --      189.8        --      189.8
                                                        ----------------------------------------
         Total trading fixed maturities                      2.3      524.1        --      526.4
                                                        ----------------------------------------
      Equity securities                                      0.1         --        --        0.1
   Derivative instruments receivable
      Interest rate contracts                                 --       11.5        --       11.5
      Foreign currency contracts                              --        1.6        --        1.6
      Equity market contracts                               30.5       11.2       1.2       42.9
      Embedded derivatives - modco loan                       --         --      59.0       59.0
                                                        ----------------------------------------
         Total derivative instruments receivable            30.5       24.3      60.2      115.0
                                                        ----------------------------------------
      Separate account assets                            4,023.6         --        --    4,023.6
                                                        ----------------------------------------
      Total assets at fair value                        $4,425.9   $3,023.0    $ 60.5   $7,509.4
                                                        ========================================
Financial Liabilities
   Derivative instruments payable
      Credit contracts                                  $     --   $    0.6    $  0.5   $    1.1
      Embedded derivatives - modco loan                       --         --      96.9       96.9
                                                        ----------------------------------------
      Total derivative instruments payable                    --        0.6      97.4       98.0
                                                        ----------------------------------------
      Closed Block policy liabilities                         --         --     688.3      688.3
                                                        ----------------------------------------
      Total liabilities at fair value                   $     --   $    0.6    $785.7   $  786.3
                                                        ========================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2.

LEVEL 1 CASH INSTRUMENTS:

Level 1 cash instruments include U.S. Treasury, agency and government guaranteed fixed maturity securities, foreign government securities and mutual funds held in separate accounts. Level 1 instruments are valued using quoted market prices for identical unrestricted instruments in active markets.

LEVEL 2 CASH INSTRUMENTS:

Level 2 cash instruments include fixed maturity securities and equity securities for which quoted market prices from active markets are not available. Level 2 cash instruments are priced using observable inputs, which can be verified to quoted prices, recent trading activity for identical or similar instruments, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Consideration is given to the nature of the quotations and the relationship of recent market activity to the prices provided from alternative pricing sources. The Company does not make valuation adjustments to level 2 instruments.

LEVEL 3 CASH INSTRUMENTS:

Level 3 cash instruments have one or more significant valuation inputs that are not observable. Absent evidence to the contrary, level 3 investments are initially valued at transaction price, which is considered to be the best initial estimate of fair value. Subsequently, the Company uses other methodologies to determine fair value, which vary based on the type of instrument.

Valuation inputs and assumptions are changed when corroborated by substantive observable evidence, including values realized on sales of level 3 assets.

DERIVATIVE CONTRACTS

LEVEL 1 DERIVATIVE CONTRACTS:

Level 1 derivatives include exchange traded futures as they are actively traded and are valued at their quoted market price.

LEVEL 2 DERIVATIVE CONTRACTS:

Level 2 derivatives include most types of derivative instruments utilized by the Company and include derivatives for which all significant valuation inputs are corroborated by market evidence. These derivative contracts are principally valued using an income approach. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate that incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate that incorporates the Company's own credit spreads.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence.

INTEREST RATE DERIVATIVES. Valuations for non-option based derivatives are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and repurchase rates. Valuations for option based derivatives are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and interest rate volatility.

FOREIGN CURRENCY DERIVATIVES. Prices for currency derivatives based on the exchange rates of leading industrialized nations, including those with longer tenors, are generally transparent.

EQUITY MARKET DERIVATIVES. Exchange traded and OTC equity derivatives generally have observable market prices, except for contracts with long tenors or reference prices that differ significantly from current market prices.

CREDIT DERIVATIVES. Credit derivatives are valued using inputs that may include credit correlation, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

LEVEL 3 DERIVATIVE CONTRACTS:

Level 3 derivatives include credit derivatives and equity market derivatives, which are valued as described in level 2 but have significant unobservable inputs and also includes embedded derivatives which are principally valued using an income approach as explained in detail below. For level 3 equity derivatives, significant level 3 inputs generally include equity volatility inputs for options that are very long-dated. Valuations are based on present value techniques, which may utilize the swap yield curve and the spot equity and bond index level with significant unobservable inputs.

FAIR VALUE OF OTHER ASSETS AND LIABILITIES

EMBEDDED DERIVATIVES RELATED TO GUARANTEED MINIMUM BENEFITS

These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

CLOSED BLOCK POLICY LIABILITIES

The fair value of the Closed Block policy liabilities is calculated as the sum of the fair value of Closed Block assets, an adjustment to the fair value of Closed Block assets for non-performance risk, fair value of the Closed Block maintenance expenses, and a risk margin based on the cost of holding capital to back the Closed Block.

The estimated fair value for the provision for maintenance expense is determined by calculating the annual cost associated with administering the applicable policies, including servicing costs as well as provisions for overhead, both adjusted for inflation. The annual cost is discounted at a fair value rate, approximating risk free, with a provision for non-performance risk.

The estimated fair value for the provision for cost of capital is determined by calculating an annual cost inherent in having to hold risk capital to back the business. This amount is generally determined by using standard regulatory metrics to determine how much capital should be held. The amount of capital held is reduced by the net investment income that would be earned from the assets backing the capital. The annual cost is discounted at a rate determined to approximate a market participant's hurdle rate.

As the liability cash flows in total are based on the asset cash flows, the basic value of the liabilities are equal to the fair value of the Closed Block assets. By utilizing market participant assumptions, the Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of level 3.

TRANSFERS INTO OR OUT OF LEVEL 3:

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The tables below set forth a summary of changes in the fair value of the Company's level 3 financial assets and liabilities for the years ended December 31, 2011 and 2010. The tables reflect gains and losses for the full year for all financial assets and liabilities categorized as level 3 as at December 31, 2011 and December 31, 2010.

                                                              NET UNREALIZED
                                                              GAINS/(LOSSES)
                                                    NET          RELATING
                                       BALANCE,   REALIZED    TO INSTRUMENTS                      NET TRANSFERS
                                      BEGINNING    GAINS/    STILL HELD AT THE                    IN AND/OR OUT   BALANCE, END
YEAR ENDED DECEMBER 2011               OF YEAR    (LOSSES)     REPORTING DATE   NET SETTLEMENTS     OF LEVEL 3       OF YEAR
------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities
   Corporate fixed maturities           $  0.3     $  --          $   --             $  --             $--           $  0.3
Derivative contracts
   Equity market                           1.2        --             0.2                --            (0.6)             0.8
   Embedded derivative                    59.0        --            (0.1)               --              --             58.9
                                        -----------------------------------------------------------------------------------
   Total derivative contracts             60.2        --             0.1                --            (0.6)            59.7
                                        -----------------------------------------------------------------------------------
Total assets                            $ 60.5        --             0.1                --            (0.6)          $ 60.0
                                        ===================================================================================
Financial Liabilities
Closed Block policy liabilities         $688.3    $(10.7)(1)      $  8.5             $  --             $--           $686.1
Derivative contracts
   Credit                                  0.5       0.4              --              (0.9)             --               --
   Embedded derivative                    96.9        --           (96.9)               --              --               --
                                        -----------------------------------------------------------------------------------
   Total derivative contracts             97.4       0.4           (96.9)             (0.9)             --               --
                                        -----------------------------------------------------------------------------------
Total liabilities                       $785.7    $(10.3)         $(88.4)            $(0.9)            $--           $686.1
                                        ===================================================================================

(1) Included in the net realized gains/(losses) is $1.5 million of realized gains from the Company's trading portfolio offset by maintenance expenses of ($1.0) million, cost of capital charges of ($4.3) million, and policyholder benefits of ($6.9) million for the year ended December 31, 2011.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

                                                              NET UNREALIZED
                                                              GAINS/(LOSSES)
                                                    NET          RELATING
                                       BALANCE,   REALIZED    TO INSTRUMENTS     NET PURCHASES,   NET TRANSFERS
                                      BEGINNING    GAINS/    STILL HELD AT THE    ISSUANCES AND   IN AND/OR OUT   BALANCE, END
YEAR ENDED DECEMBER 2011               OF YEAR    (LOSSES)     REPORTING DATE      SETTLEMENTS      OF LEVEL 3       OF YEAR
------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities
   Corporate fixed maturities           $  0.3     $   --         $   --             $   --            $   --        $  0.3
   Structured securities                  42.6         --             --                 --             (42.6)           --
Derivative contracts
   Foreign currency                        2.1         --             --                 --              (2.1)           --
   Equity market                            --       (0.7)            --                1.9                --           1.2
   Embedded derivative                    59.3         --           (0.3)                --                --          59.0
                                        -----------------------------------------------------------------------------------
   Total derivative contracts             61.4       (0.7)          (0.3)               1.9              (2.1)         60.2
                                        -----------------------------------------------------------------------------------
Total assets                            $104.3     $ (0.7)        $ (0.3)            $  1.9            $(44.7)       $ 60.5
                                        ===================================================================================

Financial Liabilities
Closed Block policy liabilities         $684.1     $   --         $   --             $  4.2(1)         $   --        $688.3
Derivative contracts
   Credit                                   --         --             --                 --               0.5           0.5
   Embedded derivative                   135.2      (28.0)         (44.9)              34.6                --          96.9
                                        -----------------------------------------------------------------------------------
   Total derivative contracts            135.2      (28.0)         (44.9)              34.6               0.5          97.4
                                        -----------------------------------------------------------------------------------
Total liabilities                       $819.3     $(28.0)        $(44.9)            $ 38.8            $  0.5        $785.7
                                        ===================================================================================

(1) Included in the net realized gains/(losses) is $1.5 million of realized gains from the Company's trading portfolio offset by maintenance expenses of ($1.0) million, cost of capital charges of ($4.3) million, and policyholder benefits of ($6.9) million for the year ended December 31, 2011.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments that are not held at fair value as required by FASB ASC 825-10-15, "Financial Instrument Disclosures":

     COMMERCIAL MORTGAGE LOANS

The fair values of mortgages and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

     POLICY LOANS

For policy loans with fixed interest rates, estimated fair values are determined by using discounted cash flow models applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

     SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

During March of 2010, the Company entered into a series of third party repurchase agreements. The notional value as of December 31, 2011 and 2010 was approximately $99.7 and $89.6 million, respectively. The Company posted $99.7 and $89.6 million in Treasury securities as collateral for these transactions as of December 31, 2011 and 2010, respectively. Fair value is estimated based on expected future cash flows and interest rates.

     INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair value of liabilities under supplementary contracts without life contingencies are estimated based on current fund balances and fair value of other individual contract funds represent the present value of future policy benefits.

     GUARANTEED INVESTMENT CONTRACT

Fair values are estimated using discounted cash flow calculations and current interest rates for contracts with similar maturities.

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value as of December 31, 2011 and 2010:

                                                                2011                 2010
                                                        ---------------------------------------
                                                        CARRYING     FAIR     CARRYING    FAIR
DECEMBER 31,                                              VALUE      VALUE      VALUE     VALUE
-----------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
   Commercial mortgage loans                            $  197.5   $  199.9    $   --    $   --
   Policy loans                                            299.0      398.1     306.4     369.3
                                                        ---------------------------------------
                                                        $  496.5   $  598.0    $306.4    $369.3
                                                        =======================================
Financial Liabilities
   Securities sold under agreements to repurchase       $   99.7   $   99.7    $ 89.6    $ 89.6
   Supplementary contracts without life contingencies        5.7        5.7       7.4       7.4
   Guaranteed investment contract                             --         --      16.0      17.6
   Other individual contract deposit funds               1,457.1    1,457.1     106.1     106.1
                                                        ---------------------------------------
                                                        $1,562.5   $1,562.5    $219.1    $220.7
                                                        =======================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. CLOSED BLOCK

Summarized financial information of the Closed Block is as follows:

BALANCE SHEETS
DECEMBER 31                                                                2011     2010
-----------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
   Investments:
   Trading fixed maturities at fair value (amortized cost of $485.0
      and $491.2 in 2011 and 2010, respectively)                          $528.7   $526.4
   Policy loans                                                             93.3     96.8
   Cash and cash equivalents                                                 8.2      3.4
   Accrued investment income                                                 9.3      9.6
   Deferred federal income taxes                                            19.7     20.6
   Other assets                                                              1.4      1.5
                                                                          ---------------
      Total assets                                                        $660.6   $658.3
                                                                          ---------------
LIABILITIES
   Policy liabilities and accruals at fair value                          $596.5   $596.9
   Policyholder dividend obligation at fair value (1)                       76.9     77.9
   Policyholder dividends payable at fair value (1)                         12.7     13.5
   Other liabilities                                                         4.4      7.8
                                                                          ---------------
      Total liabilities                                                   $690.5   $696.1
                                                                          ---------------
Excess of Closed Block liabilities over assets designated to the Closed
   Block and maximum future earnings to be recognized from Closed
   Block assets and liabilities                                           $ 29.9   $ 37.8
                                                                          ===============

(1) Included within contractholder deposit funds and other policy liabilities in the accompanying Consolidated Balance Sheets.

STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31           2011    2010   2009
--------------------------------------------------------------
(IN MILLIONS)

REVENUES
   Premiums and other income             $18.0   $19.4   $22.3
   Net investment income                  46.9    49.5    67.2
   Net realized investment gains           1.5     1.1     7.3
                                         ---------------------
      Total revenues                      66.4    70.0    96.8
                                         ---------------------

BENEFITS AND EXPENSES
   Policy benefits                        54.6    68.3    92.3
   Other expenses                          0.5     0.4     0.4
                                         ---------------------
      Total benefits and expenses         55.1    68.7    92.7
                                         ---------------------

Net contribution from the Closed Block   $11.3   $ 1.3   $ 4.1
                                         ---------------------

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

10. FEDERAL INCOME TAXES

PROVISION FOR INCOME TAXES

Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities. The Company reports interest expense related to income tax matters in Federal income tax expense/(benefit), and income tax penalties in other operating expenses in the Consolidated Statements of Income.

The Company is expected to file a consolidated tax return with Goldman Sachs for the period January 1, 2011 through December 31, 2011. Any net operating loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company. A written agreement sets out the method of allocating tax between the companies and, in general, it is based upon the separately calculated liability of each consolidated member of Goldman Sachs with credit provided for losses used by other group members.

FAFLIC's tax return is ineligible for consolidation with Goldman Sachs until calendar year end 2015 and will file a stand alone tax return for the period January 1, 2011 through December 31, 2011. Due to the purchase of FAFLIC, the capital loss carryforward acquired is subject to I.R.C. Section 382, which provides an annual limit on utilization and can only be used against the income of FAFLIC.

The Company filed a consolidated tax return with FAFLIC for the period January 1, 2010 through December 31, 2010. Both the Company and FAFLIC filed standalone tax returns the period January 1, 2009 through December 31, 2009. The Company received payments for tax benefits in the amount of $57.3 and $0.0 million for 2011 and 2010, respectively.

The tables below present the components of the provision/(benefit) for taxes and a reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate.

FOR THE YEARS ENDED DECEMBER 31,                 2011     2010   2009
---------------------------------------------------------------------
(IN MILLIONS)
Federal income tax expense/(benefit)
   Current tax benefit                          $(52.8)  $  --   $ --
   Deferred tax expense                          144.4    42.7    6.3
                                                ---------------------
Total                                           $ 91.6   $42.7   $6.3
                                                =====================

FOR THE YEARS ENDED DECEMBER 31,                 2011    2010    2009
----------------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax expense             $99.3   $56.7   $ 34.2
   Dividend received deduction                   (4.4)   (4.5)    (3.8)
   Prior years' federal income tax adjustment    (2.9)   (2.9)      --
   Tax credits                                   (0.4)   (0.5)      --
   Valuation allowance                             --    (6.1)   (24.1)
                                                ----------------------
Federal income tax expense                      $91.6   $42.7   $  6.3
                                                ======================

DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilites. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

10. FEDERAL INCOME TAXES (CONTINUED)

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                                  2011       2010
--------------------------------------------------------------
(IN MILLIONS)
Deferred tax asset
   Insurance reserves                       $  70.5    $  69.0
   Sec. 848 capitalization                     50.2       46.7
   Tax credit carryforwards                     6.1       11.0
   Loss carryforwards                          35.4      140.5
   Ceding commission                            6.4       13.4
   Accrued policyholder dividends               4.5        4.7
   Deferred compensation                        2.5        0.1
                                            ------------------
      Subtotal deferred tax asset             175.6      285.4
         Valuation allowance                   (6.1)      (6.1)
                                            ------------------
Total deferred tax asset, net               $ 169.5    $ 279.3
                                            ------------------

Deferred tax liability
      VOBA/DAC                              $ (85.6)   $(101.3)
      Investments, net                       (101.0)     (76.4)
      Fair value adjustment - Closed Block    (15.3)     (12.3)
      Other, net                               (9.5)      (8.9)
                                            ------------------
Total deferred tax liability                 (211.4)    (198.9)
                                            ------------------
Total deferred tax (liability)/asset, net   $ (41.9)   $  80.4
                                            ==================

The Company has recorded a valuation allowance against tax benefits from foreign tax credit carryforwards of $6.1 million for the tax year ended December 31, 2011 and 2010, as it is the Company's opinion that it is more likely than not that these deferred tax assets will not be fully realized. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2011, the Company has foreign tax credit carryforwards of $6.1 million that will expire beginning in 2013, net operating loss carryforwards of $33.3 million that begin to expire in 2017 and no capital loss carryforwards. At December 31, 2010, the Company has foreign tax credit carryforwards of $11.0 million that will expire beginning in 2013, net operating loss carryforwards of $136.3 million that begin to expire in 2017 and no capital loss carryforwards. All tax credits and net operating loss carryforwards for the Company were generated prior to 2006 are subject to annual limitations on utilization. FAFLIC has a capital loss carryforward of $2.1 million at December 31, 2011 and $4.2 million at December 31, 2010 that begin to expire in 2013 and is also subject to annual limitations on utilization.

UNRECOGNIZED TAX BENEFITS

The Company recognizes tax positions in the financials statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between position taken in a tax return and amounts recognized in the financial statements. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will impact the Company's financial condition, results of income or cash flows. As of December 31, 2011 and December 31, 2010, the Company did not record a liability related to accounting for uncertainty in income taxes.

REGULATORY TAX EXAMINATIONS

The Company's and FAFLIC's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. The Company's exam period is open in 2006 and forward. FAFLIC's exam period is open in 2007 and forward. The Hanover Group ("THG") has agreed to indemnify the Company, FAFLIC and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the transaction agreements of both entities.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

11. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers, which affect the dividend paying ability of the Company. The Company must obtain written approval from the Commissioner prior to the declaration of any dividend whilst it maintains a negative unassigned surplus.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Goldman Sachs has an agreement with the Massachusetts Division of Insurance to maintain total adjusted capital levels at a minimum of 100% of the Company's Company Action Level, which was $71.7 and $54.5 million at December 31, 2011 and 2010, respectively. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $403.9 and $430.7 million at December 31, 2011 and 2010, respectively, for the Company.

In 2011, the Company declared a dividend payable of $160.0 million to its stockholder of record, Goldman Sachs, which was paid in January 2012. In 2010, the Company declared a dividend payable of $250.0 million to Goldman Sachs which was paid in January 2011. In 2009, the Company declared and paid a dividend of $60.0 million to Goldman Sachs. The Company received permission from the Commissioner prior to payment of each of the aforementioned dividends.

12. VALUE OF BUSINESS ACQUIRED

The changes in VOBA for the years ended December 31 were as follows:

                                                                  2011    2010
                                                                 -------------
(IN MILLIONS)
   Balance, at beginning of year                                 $27.3   $30.3
   Amortized to expense during the year                           (4.3)   (2.9)
   Adjustment for unrealized investment losses during the year     0.1    (0.1)
                                                                 -------------
   Balance, at end of year                                       $23.1   $27.3
                                                                 =============

In 2009, the amount amortized to expense was $23.8 million.

Estimated future amortization of VOBA as of December 31, 2011 is as follows:

(IN MILLIONS)
   2012                  $ 3.1
   2013                    2.9
   2014                    2.7
   2015                    2.5
   2016                    2.3
   2017 and thereafter     9.6
                         -----
   Total                 $23.1
                         =====

13. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure via reinsurance. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance differs from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

The Company entered into a coinsurance agreement to cede the entire Fidelity Mutual Life Insurance Company ("FML") block of business to its affiliate, Columbia Capital Life Reinsurance Company ("Columbia"). As of December 31, 2011 and 2010, the Company ceded reserves of $525.2 and $553.6 million, respectively. The Company also cedes 100% of its direct fixed annuity insurance business to Columbia. As of December 31, 2011 and 2010, the Company ceded reserves of $33.3 and $35.5 million, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE (CONTINUED)

As previously discussed in Note 4 - Significant Transactions, on December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow acting on behalf of and for the benefit of a segregated account established by Arrow. Upon execution of the treaty, the Company wrote off a net $55.0 million after considering in its reinsurance costs of $76.5 million for VOBA and $61.7 million for DAC associated with the variable annuity business. The Company has evaluated the applicability of ASC 944-815-15 to its modified coinsurance agreement with Arrow. An embedded derivative requiring bifurcation exists and a receivable of $23.2 million and a liability of $96.9 million is reflected on the Consolidated Balance Sheets as of December 31, 2011 and 2010, respectively. As of December 31, 2011 and December 31, 2010, the assumed reserves under this contract were $2.2 and $2.1 billion, respectively. In conjunction with this agreement, Arrow established a trust account for the sole use and benefit of the Company. The Company may withdraw funds from the trust account as reimbursements from Arrow for reinsured activity. As of December 31, 2011 and 2010, the trust account held $129.9 million and $99.6 million, respectively, of cash equivalents and fixed maturities.

The Company maintains a number of reinsurance treaties whereby the Company assumes on a coinsurance basis and modified coinsurance basis life, fixed and variable annuities, universal life and variable universal life insurance policies. The Company also mainatains other reinsurance treaties including the cession of non core universal life business, certain individual disability income policies, and discontinued accident and health insurance. As mentioned in
Note 4 - Significant Transactions, in 2011 the Company entered into a coinsurance agreement with a third party whereby the Company assumed approximately $1.5 billion of fixed annuity deposit liabilities. The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,            2011        2010
--------------------------------------------------------------
(IN MILLIONS)
Policy liabilities and accruals:
   Direct                                $ 3,160.4   $ 3,331.1
   Assumed - non-affiliated                3,864.6     2,469.1
                                         ---------------------
Total policy liabilities and accruals:     7,025.0     5,800.2

   Ceded - affiliated (1)                 (2,729.5)   (2,676.9)
   Ceded - non-affiliated (1)               (621.5)     (809.6)
                                         ---------------------
Net policy liabilities and accruals      $ 3,674.0   $ 2,313.7
                                         =====================

(1) Included within reinsurance receivable on paid and unpaid losses, benefits, unearned premiums and modified coinsurance within the Consolidated Balance Sheets.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that it does not have any uncollectible reinsurance recoverables and, accordingly, the Company has not established any reserves for uncollectible reinsurance at December 31, 2011 or 2010, respectively.

As of December 31, 2011 and 2010, the Company's only concentrations of credit risk greater than 10% of the Company's shareholder's equity were with its affiliates, Columbia and Arrow. Reinsurance recoverables at December 31, 2011 and 2010 of approximately $558.5 and $589.1 million, respectively, related to the blocks of business reinsured with Columbia and approximately $2.2 and $2.1 billion, respectively, related to the block of business reinsured with Arrow.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,                    2011    2010     2009
--------------------------------------------------------------------------
(IN MILLIONS)
Life and accident and health insurance premiums:
   Direct                                          $27.5   $ 32.3   $ 40.2
   Assumed - non-affiliated                         29.0     31.6     27.7
   Ceded - non-affiliated                           (9.1)   (12.9)   (19.4)
                                                   -----------------------
Net premiums                                       $47.4   $ 51.0   $ 48.5
                                                   =======================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,                 2011      2010      2009
--------------------------------------------------------------------------
(IN MILLIONS)
Universal life and investment product
   policy fees:
   Direct                                      $ 112.4   $ 124.7   $ 125.7
   Assumed - affiliated                             --       7.5       7.5
   Assumed - non-affiliated                      155.4     159.9     113.3
   Ceded - affiliated                            (73.7)    (91.4)    (12.5)
   Ceded - non-affiliated                           --        --       0.7
                                               ---------------------------
Net universal life and investment product
   policy fees                                 $ 194.1   $ 200.7   $ 234.7
                                               ===========================

Life and accident and health insurance and
   other individual policy benefits, claims,
   losses and loss adjustment expenses:
   Direct                                      $ 163.1   $ 250.9   $ 338.9
   Assumed - affiliated                             --       2.2     112.8
   Assumed - non-affiliated                      223.3     193.9      16.0
   Ceded - affiliated                           (210.0)   (163.3)   (101.7)
   Ceded - non-affiliated                        118.8     (24.6)    (19.5)
                                               ---------------------------
Net policy benefits, claims, losses and loss
   adjustment expenses                         $ 295.2   $ 259.1   $ 346.5
                                               ===========================

14. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,               2011     2010
-------------------------------------------------------------
(IN MILLIONS)
Balance, at beginning of year                 $207.1   $243.3
Block acquisition                                3.0       --
Amortized to expense during the year           (43.3)   (61.6)
Adjustment for unrealized investment losses
   during the year                               2.0      2.7
Capitalization, other                             --     22.7
                                              ---------------
Balance, at end of year                       $168.8   $207.1
                                              ===============

Effective July 1, 2011, the Company entered into a coinsurance agreement with an unrelated party resulting in an initial DAC balance of $3.0 million.

In 2009, the amount amortized to expense was $65.6 million.

15. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates on accident and health business as new information becomes available and events occur which may impact the resolution of unsettled claims. Changes in these estimates are reflected in current year income. Such development can be either favorable or unfavorable to the Company's financial results.

The liability for future policy benefits and outstanding claims and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $198.3 and $370.4 million at December 31, 2011 and 2010, respectively. This business consists of the Company's exited health businesses. Reinsurance recoverables related to this business were $198.3 and $372.2 million at December 31, 2011 and 2010 respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

16. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

DECEMBER 31,                        2011     2010
-------------------------------------------------
(IN MILLIONS)
State licenses (intangible asset)   $ 5.3   $ 5.3
Accounts receivable                   4.6     8.0
Deferred modco interest expense      31.6    12.2
Taxes receivable                      9.7     0.1
Miscellaneous assets                  9.9     5.4
                                    -------------
Total other assets                  $61.1   $31.0
                                    =============

Accrued expenses and other liabilities consist of the following:

DECEMBER 31,                        2011     2010
-------------------------------------------------
(IN MILLIONS)
Payables in process                 $37.6   $31.0
Policyholder liabilities              0.7    20.7
Taxes payable                         1.2     2.3
Accrued expenses                      7.3     9.2
Miscellaneous liabilities             5.8     6.3
                                    -------------
Total accrued expenses and other
   liabilities                      $52.6   $69.5
                                    =============

Other income consists of the following:

DECEMBER 31,                        2011    2010    2009
--------------------------------------------------------
(IN MILLIONS)
Asset management fees              $ 1.5   $ 1.6   $ 8.3
Reinsurance administration fee      16.8    17.6     2.0
Miscellaneous income/(loss)          2.2     7.0    (3.2)
                                   ---------------------
Total other income                 $20.5   $26.2   $ 7.1
                                   =====================

Other operating expenses consist of the following:

DECEMBER 31,                        2011    2010    2009
--------------------------------------------------------
(IN MILLIONS)
Taxes, licenses and fees           $ 6.2   $ 6.2   $ 6.0
Commission expense                   7.7    13.4     4.4
Fees and operational services       37.1    34.2    36.7
Salaries and benefits                9.8    10.7    11.4
Legal and auditing                   1.9     5.5     4.1
Miscellaneous operating expenses     5.0     9.7     5.0
                                   ---------------------
Total other operating expenses     $67.7   $79.7   $67.6
                                   =====================

17. COMMITMENTS

The Company was allocated certain rental expenses by its parent, primarily for the building lease in Southborough, MA. Rental expenses for these operating leases amounted to $0.5, $0.5 and $0.3 million for the years ended 2011, 2010, and 2009, respectively. The Company does not have direct lease commitments for the Southborough, MA location. On April 19, 2007 the Company entered into a lease agreement for the Elgin, IL office. As of December 31, 2011, lease commitments relating to this lease were $27.3 thousand for 2012 and 2013 and $9.1 thousand for 2014. The base rent is subject to adjustments for taxes, insurance premiums, water and utilities, heating and cooling and common area charges.

The Company has operational servicing agreements with third party administrators for contract/policy administration over certain of the Company's fixed annuity, traditional life, variable annuity and variable universal life business. Additionally, there is a professional services agreement to manage certain aspects of the Company's reinsurance portfolio.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

17. COMMITMENTS (CONTINUED)

As of December 31, 2011, purchase commitments under agreements with third party administrators and other service providers were as follows:

(IN MILLIONS)
   2012                  $15.7
   2013                   14.1
   2014                   12.7
   2015                   12.3
   2016                    3.5
   2017 and thereafter     6.7
                         -----
   Total                 $65.0
                         =====

18. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement, although several of the representatives and warranties have expired. THG has also agreed to indemnify Goldman Sachs for certain litigation, regulatory matters and other liabilities related to the pre-closing activities of the business being transferred. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position or results of income.

19. RELATED PARTY TRANSACTIONS

The Company has administration, shared services, management services, and investment management services agreements with related parties. These affiliates provide legal, compliance, technology, operations, financial reporting, human resources, risk management, distribution services. The Company recorded expenses for these agreements of $14.1, $10.1, and $6.8 million for the years ended December 31, 2011, 2010, and 2009, respectively, and had $0.4 and $0.2 million payable at December 31, 2011 and 2010, respectively.

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow acting on behalf of, and for the benefit of a segregated account established by Arrow. Under this agreement, Arrow agreed to pay the Company certain fees for continued administration of the variable annuity business. The Company received fee income from Arrow of $15.0 and $15.7 million for the years ended December 31, 2011 and 2010, respectively, and had $1.9 and $1.4 million receivable at December 31, 2011 and 2010, respectively.

The Company provides management services, administrative support, and use of Company facilities for affiliates and receives certain distribution and administration fees from affiliates. The Company recorded income from these agreements of $7.5, $7.9, and $6.1 million for the years ended December 31, 2011, 2010, and 2009, respectively, and had $0.9 and $1.3 million receivable at December 31, 2011 and 2010, respectively.

The Company has entered into several derivative transactions with affiliates, which resulted in income of $28.1 million for the year ended December 31, 2011 and expenses of $7.8 and $78.0 million for the years ended December 31, 2010 and 2009, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

19. RELATED PARTY TRANSACTIONS (CONTINUED)

In December 2011, the Company entered into an agreement with an affiliate to purchase a $25.0 million secured note. Under this agreement, the secured note maintains an interest rate of 2.77% and matures on July 15, 2014. The Company recognized interest income of $30.8 thousand from this transaction for the year ended December 31, 2011. This amount is recorded within net investment income within the Consolidated Statements of Income. At December 31, 2011, the amortized cost and fair value of the secured note were $25.0 and $24.8 million, respectively. These amounts are recorded within available-for-sale fixed maturities within the Consolidated Balance Sheets.

The employees of the Company participate in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSUs) to certain employees of the Company as part of their overall compensation. Unvested RSUs require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0.3, $0.1 and $0.5 million relating to RSUs for the years ended December 31, 2011, 2010 and 2009, respectively.

20. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because fixed maturities are required to be carried at amortized cost, policy acquisition costs are expensed when incurred, asset valuation and interest maintenance reserves are required, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory capital and surplus was as follows:

                                                                (UNAUDITED)
   December 31,                                                    2011             2010
------------------------------------------------------------ ---------------- ----------------
   (IN MILLIONS)
   Commonwealth Annuity                                         $     374.6      $     411.6
   FAFLIC                                                              85.9            189.0

Statutory net income/(loss) was as follows:                      (UNAUDITED)
   For the years ended December 31,                                  2011           2010             2009
--------------------------------------------------------------- ------------- ---------------- ---------------
   (IN MILLIONS)
   Commonwealth Annuity                                            $  122.4          $ 161.9        $ (140.6)
   FAFLIC                                                              19.5             37.1            10.8

21. SUBSEQUENT EVENT

On April 5, 2012, Arrow registered with the Bermuda Registrar of Companies and changed its name to Ariel Capital Reinsurance Company, Limited. The change of name does not have any impact to the reinsurance agreements between the Company and Arrow.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and Life Insurance Company and the Contract Owners of VEL II Account of Commonwealth
Annuity and Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts constituting VEL II Account of Commonwealth Annuity and Life Insurance Company at December 31, 2011, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended December 31, 2011, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2011 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 19, 2012

VEL II ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

                                                    ALLIANCE-      DELAWARE VIP
                                                 BERNSTEIN VPS    INTERNATIONAL      FIDELITY VIP     FIDELITY VIP
                                                    LARGE CAP      VALUE EQUITY   ASSET MANAGER(SM)  EQUITY-INCOME    FIDELITY VIP
                                                GROWTH PORTFOLIO      SERIES          PORTFOLIO        PORTFOLIO    GROWTH PORTFOLIO
                                                     CLASS B      STANDARD CLASS    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS
                                                ----------------  --------------  -----------------  -------------  ----------------
ASSETS:
Investments in shares of the Underlying Funds,
   at fair value                                   $1,496,730       $5,974,744        $4,012,634       $25,614,754     $23,738,739
                                                   ----------       ----------        ----------       -----------     -----------
   Total assets                                     1,496,730        5,974,744         4,012,634        25,614,754      23,738,739
LIABILITIES:                                               --               --                --                --              --
                                                   ----------       ----------        ----------       -----------     -----------
   Net assets                                      $1,496,730       $5,974,744        $4,012,634       $25,614,754     $23,738,739
                                                   ==========       ==========        ==========       ===========     ===========
NET ASSETS BY CATEGORY:
   Accumulation reserves                            1,496,730        5,974,744         4,012,634        25,614,754      23,738,739
                                                   ----------       ----------        ----------       -----------     -----------
                                                   $1,496,730       $5,974,744        $4,012,634       $25,614,754     $23,738,739
                                                   ==========       ==========        ==========       ===========     ===========
Investments in shares of the Underlying Funds,
   at cost                                         $1,267,103       $9,149,932        $4,158,003       $30,620,811     $22,509,043
Underlying Fund shares held                            57,193          665,339           290,771         1,370,506         643,501

Units outstanding and unit fair values by
   distribution category:
Vari-Exceptional Life 93 (policies during the
   first 10 policy years):
   Units outstanding, December 31, 2011               213,876           38,011            48,176           234,952         135,461
   Unit fair value, December 31, 2011              $ 0.832339       $ 2.757650        $ 2.447825       $  3.234413     $  2.901130

Vari-Exceptional Life 93 (policies after 10
   policy years):
   Units outstanding, December 31, 2011               846,539        3,151,527         2,416,242        14,841,616      13,712,918
   Unit fair value, December 31, 2011              $ 1.557763       $ 1.862565        $ 1.611886       $  1.674671     $  1.702464

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

DECEMBER 31, 2011

                                                                                  FT VIP FRANKLIN  FT VIP FRANKLIN
                                                                    FIDELITY VIP      LARGE CAP      SMALL-MID CAP    GOLDMAN SACHS
                                                FIDELITY VIP HIGH     OVERSEAS         GROWTH           GROWTH       VIT CORE FIXED
                                                 INCOME PORTFOLIO    PORTFOLIO    SECURITIES FUND   SECURITIES FUND    INCOME FUND
                                                  INITIAL CLASS    INITIAL CLASS      CLASS 2           CLASS 2      SERVICE SHARES
                                                -----------------  -------------  ---------------  ----------------  --------------
ASSETS:
Investments in shares of the Underlying Funds,
   at fair value                                   $ 7,928,674       $6,305,745      $ 608,554        $2,535,912       $8,491,624
                                                   -----------       ----------      ---------        ----------       ----------
   Total assets                                      7,928,674        6,305,745        608,554         2,535,912        8,491,624
LIABILITIES:                                                --               --             --                --               --
                                                   -----------       ----------      ---------        ----------       ----------
   Net assets                                      $ 7,928,674       $6,305,745      $ 608,554        $2,535,912       $8,491,624
                                                   ===========       ==========      =========        ==========       ==========
NET ASSETS BY CATEGORY:
   Accumulation reserves                             7,928,674        6,305,745        608,554         2,535,912        8,491,624
                                                   -----------       ----------      ---------        ----------       ----------
                                                   $ 7,928,674       $6,305,745      $ 608,554        $2,535,912       $8,491,624
                                                   ===========       ==========      =========        ==========       ==========
Investments in shares of the Underlying Funds,
   at cost                                         $10,077,716       $8,156,963      $ 588,118        $2,234,322       $8,270,146
Underlying Fund shares held                          1,470,997          462,637         41,854           123,763          814,154

Units outstanding and unit fair values by
   distribution category:
Vari-Exceptional Life 93 (policies during the
   first 10 policy years):
   Units outstanding, December 31, 2011                 53,061           45,452        139,707           254,135          185,196
   Unit fair value, December 31, 2011              $  2.223282       $ 1.972628      $0.945857        $ 1.192289       $ 2.262708

Vari-Exceptional Life 93 (policies after 10
   policy years):
   Units outstanding, December 31, 2011              4,016,265        3,461,990        309,216         1,128,080        5,875,864
   Unit fair value, December 31, 2011              $  1.944768       $ 1.795524      $1.540708        $ 1.979389       $ 1.373854

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

DECEMBER 31, 2011

                                                                                  GOLDMAN SACHS
                                                  GOLDMAN SACHS    GOLDMAN SACHS    VIT GROWTH    GOLDMAN SACHS    GOLDMAN SACHS
                                                VIT EQUITY INDEX  VIT GOVERNMENT  OPPORTUNITIES    VIT MID CAP       VIT MONEY
                                                      FUND          INCOME FUND        FUND         VALUE FUND      MARKET FUND
                                                 SERVICE SHARES   SERVICE SHARES  SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                                                ----------------  --------------  --------------  --------------  --------------
ASSETS:
Investments in shares of the Underlying Funds,
   at fair value                                   $20,316,630      $3,468,468      $12,147,674     $13,095,545     $6,684,005
                                                   -----------      ----------      -----------     -----------     ----------
   Total assets                                     20,316,630       3,468,468       12,147,674      13,095,545      6,684,005
LIABILITIES:                                                --              --               --              --             --
                                                   -----------      ----------      -----------     -----------     ----------
   Net assets                                      $20,316,630      $3,468,468      $12,147,674     $13,095,545     $6,684,005
                                                   ===========      ==========      ===========     ===========     ==========
NET ASSETS BY CATEGORY:
   Accumulation reserves                            20,316,630       3,468,468       12,147,674      13,095,545      6,684,005
                                                   -----------      ----------      -----------     -----------     ----------
                                                   $20,316,630      $3,468,468      $12,147,674     $13,095,545     $6,684,005
                                                   ===========      ==========      ===========     ===========     ==========
Investments in shares of the Underlying Funds,
   at cost                                         $20,844,275      $3,344,953      $13,660,829     $15,480,322     $6,684,005
Underlying Fund shares held                          2,186,935         324,156        1,916,037         998,897      6,684,005

Units outstanding and unit fair values by
   distribution category:
Vari-Exceptional Life 93 (policies during the
   first 10 policy years):
   Units outstanding, December 31, 2011                161,596          65,272          103,202         115,398        213,538
   Unit fair value, December 31, 2011              $  3.201476      $ 2.184663      $  4.617921     $  4.390131     $ 1.558404

Vari-Exceptional Life 93 (policies after 10
   policy years):
   Units outstanding, December 31, 2011             11,770,574       2,445,028        4,425,576       5,916,162      5,730,396
   Unit fair value, December 31, 2011              $  1.682100      $ 1.360259      $  2.637192     $  2.127888     $ 1.108340

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

DECEMBER 31, 2011

                                                                 GOLDMAN SACHS
                                                 GOLDMAN SACHS   VIT STRATEGIC   GOLDMAN SACHS     INVESCO V.I.
                                                 VIT STRATEGIC   INTERNATIONAL   VIT STRUCTURED   GLOBAL HEALTH     JANUS ASPEN
                                                  GROWTH FUND     EQUITY FUND   U.S.EQUITY FUND     CARE FUND     JANUS PORTFOLIO
                                                SERVICE SHARES  SERVICE SHARES   SERVICE SHARES  SERIES I SHARES   SERVICE SHARES
                                                --------------  --------------  ---------------  ---------------  ---------------
ASSETS:
Investments in shares of the Underlying Funds,
   at fair value                                  $22,362,307     $ 8,313,047     $12,223,314       $ 447,081        $ 789,358
                                                  -----------     -----------     -----------       ---------        ---------
   Total assets                                    22,362,307       8,313,047      12,223,314         447,081          789,358
LIABILITIES:                                               --              --              --              --               --
                                                  -----------     -----------     -----------       ---------        ---------
   Net assets                                     $22,362,307     $ 8,313,047     $12,223,314       $ 447,081        $ 789,358
                                                  ===========     ===========     ===========       =========        =========
NET ASSETS BY CATEGORY:
   Accumulation reserves                           22,362,307       8,313,047      12,223,314         447,081          789,358
                                                  -----------     -----------     -----------       ---------        ---------
                                                  $22,362,307     $ 8,313,047     $12,223,314       $ 447,081        $ 789,358
                                                  ===========     ===========     ===========       =========        =========
Investments in shares of the Underlying Funds,
   at cost                                        $19,810,774     $11,895,821     $15,984,743       $ 415,871        $ 651,729
Underlying Fund shares held                         1,922,812       1,151,392       1,129,696          25,739           34,927

Units outstanding and unit fair values by
   distribution category:
Vari-Exceptional Life 93 (policies during the
   first 10 policy years):
   Units outstanding, December 31, 2011               121,483         137,947          68,830         115,982          110,549
   Unit fair value, December 31, 2011             $  2.295483     $  1.563418     $  2.414113       $1.243008        $0.856487

Vari-Exceptional Life 93 (policies after 10
   policy years):
   Units outstanding, December 31, 2011            13,572,515       5,633,265       8,038,320         173,198          423,791
   Unit fair value, December 31, 2011             $  1.627071     $  1.437422     $  1.499959       $1.748953        $1.639190

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

DECEMBER 31, 2011

                                                 T. ROWE PRICE
                                                 INTERNATIONAL
                                                STOCK PORTFOLIO
                                                ---------------
ASSETS:
Investments in shares of the Underlying Funds,
   at fair value                                   $4,694,181
                                                   ----------
   Total assets                                     4,694,181
LIABILITIES:                                               --
                                                   ----------
   Net assets                                      $4,694,181
                                                   ==========
NET ASSETS BY CATEGORY:
   Accumulation reserves                            4,694,181
                                                   ----------
                                                   $4,694,181
                                                   ==========
Investments in shares of the Underlying Funds,
   at cost                                         $5,255,433
Underlying Fund shares held                           395,133

Units outstanding and unit fair values by
   distribution category:
Vari-Exceptional Life 93 (policies during the
   first 10 policy years):
   Units outstanding, December 31, 2011               106,859
   Unit fair value, December 31, 2011              $ 1.600505

Vari-Exceptional Life 93 (policies after 10
   policy years):
   Units outstanding, December 31, 2011             2,443,447
   Unit fair value, December 31, 2011              $ 1.851136

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                   ALLIANCE-      DELAWARE VIP
                                                BERNSTEIN VPS    INTERNATIONAL      FIDELITY VIP     FIDELITY VIP
                                                   LARGE CAP      VALUE EQUITY   ASSET MANAGER(SM)  EQUITY-INCOME    FIDELITY VIP
                                               GROWTH PORTFOLIO      SERIES          PORTFOLIO        PORTFOLIO    GROWTH PORTFOLIO
                                                    CLASS B      STANDARD CLASS    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS
                                               ----------------  --------------  -----------------  -------------  ----------------
INVESTMENT INCOME:
   Dividends                                      $   1,467       $    90,626        $  83,363        $ 667,036       $  92,702
EXPENSES:
   Mortality and expense risk fees                   10,929            47,313           30,428          180,752         171,318
   Administrative expense fees                          533               355              310            2,257           1,282
                                                  ---------       -----------        ---------        ---------       ---------
      Total expenses                                 11,462            47,668           30,738          183,009         172,600
                                                  ---------       -----------        ---------        ---------       ---------
      Net investment income (loss)                   (9,995)           42,958           52,625          484,027         (79,898)
                                                  ---------       -----------        ---------        ---------       ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                            --                --           20,475               --          90,545
   Net realized gain (loss) from sales of
      investments                                    57,486          (327,234)          18,164         (688,857)        362,659
                                                  ---------       -----------        ---------        ---------       ---------
      Net realized gain (loss)                       57,486          (327,234)          38,639         (688,857)        453,204
   Change in unrealized gain (loss)                (107,227)         (731,072)        (230,787)         368,305        (345,758)
                                                  ---------       -----------        ---------        ---------       ---------
      Net realized and unrealized gain (loss)       (49,741)       (1,058,306)        (192,148)        (320,552)        107,446
                                                  ---------       -----------        ---------        ---------       ---------
      Net increase (decrease) in net assets
         from operations                          $ (59,736)      $(1,015,348)       $(139,523)       $ 163,475       $  27,548
                                                  =========       ===========        =========        =========       =========

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                 FT VIP FRANKLIN  FT VIP FRANKLIN
                                                                   FIDELITY VIP      LARGE CAP      SMALL-MID CAP   GOLDMAN SACHS
                                               FIDELITY VIP HIGH     OVERSEAS         GROWTH           GROWTH       VIT CORE FIXED
                                                INCOME PORTFOLIO    PORTFOLIO    SECURITIES FUND   SECURITIES FUND   INCOME FUND
                                                 INITIAL CLASS    INITIAL CLASS      CLASS 2           CLASS 2      SERVICE SHARES
                                               -----------------  -------------  ---------------  ----------------  --------------
INVESTMENT INCOME:
   Dividends                                       $ 550,572       $   104,634      $  4,310         $      --         $217,105
EXPENSES:
   Mortality and expense risk fees                    54,732            49,618         4,285            18,736           56,646
   Administrative expense fees                           360               364           255               832            1,269
                                                   ---------       -----------      --------         ---------         --------
      Total expenses                                  55,092            49,982         4,540            19,568           57,915
                                                   ---------       -----------      --------         ---------         --------
      Net investment income (loss)                   495,480            54,652          (230)          (19,568)         159,190
                                                   ---------       -----------      --------         ---------         --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                             --            14,702            --                --               --
   Net realized gain (loss) from sales of
      investments                                   (263,789)          (88,691)        4,099           113,720            9,074
                                                   ---------       -----------      --------         ---------         --------
      Net realized gain (loss)                      (263,789)          (73,989)        4,099           113,720            9,074
   Change in unrealized gain (loss)                   51,357        (1,334,493)      (18,498)         (227,919)         355,526
                                                   ---------       -----------      --------         ---------         --------
      Net realized and unrealized gain (loss)       (212,432)       (1,408,482)      (14,399)         (114,199)         364,600
                                                   ---------       -----------      --------         ---------         --------
      Net increase (decrease) in net assets
         from operations                           $ 283,048       $(1,353,830)     $(14,629)        $(133,767)        $523,790
                                                   =========       ===========      ========         =========         ========

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                 GOLDMAN SACHS
                                                 GOLDMAN SACHS    GOLDMAN SACHS    VIT GROWTH    GOLDMAN SACHS    GOLDMAN SACHS
                                               VIT EQUITY INDEX  VIT GOVERNMENT  OPPORTUNITIES    VIT MID CAP       VIT MONEY
                                                     FUND          INCOME FUND        FUND         VALUE FUND      MARKET FUND
                                                SERVICE SHARES   SERVICE SHARES  SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                                               ----------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
   Dividends                                       $345,942         $ 33,131       $      --      $    77,453       $    445
EXPENSES:
   Mortality and expense risk fees                  142,325           23,264          89,095           97,102         43,134
   Administrative expense fees                        1,583              579           1,182            1,403            969
                                                   --------         --------       ---------      -----------       --------
      Total expenses                                143,908           23,843          90,277           98,505         44,103
                                                   --------         --------       ---------      -----------       --------
      Net investment income (loss)                  202,034            9,288         (90,277)         (21,052)       (43,658)
                                                   --------         --------       ---------      -----------       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                            --          133,417         212,290               --             --
   Net realized gain (loss) from sales of
      investments                                   (25,652)          28,146        (220,720)        (240,096)            --
                                                   --------         --------       ---------      -----------       --------
      Net realized gain (loss)                      (25,652)         161,563          (8,430)        (240,096)            --
   Change in unrealized gain (loss)                  83,621           23,889        (561,727)        (753,967)            --
                                                   --------         --------       ---------      -----------       --------
      Net realized and unrealized gain (loss)        57,969          185,452        (570,157)        (994,063)            --
                                                   --------         --------       ---------      -----------       --------
      Net increase (decrease) in net assets
         from operations                           $260,003         $194,740       $(660,434)     $(1,015,115)      $(43,658)
                                                   ========         ========       =========      ===========       ========

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                GOLDMAN SACHS
                                                GOLDMAN SACHS   VIT STRATEGIC   GOLDMAN SACHS     INVESCO V.I.
                                                VIT STRATEGIC   INTERNATIONAL   VIT STRUCTURED   GLOBAL HEALTH     JANUS ASPEN
                                                 GROWTH FUND     EQUITY FUND   U.S.EQUITY FUND     CARE FUND     JANUS PORTFOLIO
                                               SERVICE SHARES  SERVICE SHARES   SERVICE SHARES  SERIES I SHARES   SERVICE SHARES
                                               --------------  --------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
   Dividends                                    $    51,027     $   298,736       $ 189,726         $    --         $  3,896
EXPENSES:
   Mortality and expense risk fees                  161,009          64,533          85,502           2,966            5,878
   Administrative expense fees                        1,182             902             673             260              335
                                                -----------     -----------       ---------         -------         ---------
      Total expenses                                162,191          65,435          86,175           3,226            6,213
                                                -----------     -----------       ---------         -------         ---------
      Net investment income (loss)                 (111,164)        233,301         103,551          (3,226)          (2,317)
                                                -----------     -----------       ---------         -------         ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                            --              --              --              --               --
   Net realized gain (loss) from sales of
      investments                                   501,193        (398,141)       (599,437)          9,222           34,546
                                                -----------     -----------       ---------         -------         ---------
      Net realized gain (loss)                      501,193        (398,141)       (599,437)          9,222           34,546
   Change in unrealized gain (loss)              (1,239,990)     (1,333,498)        918,675          13,368          (85,960)
                                                -----------     -----------       ---------         -------         ---------
      Net realized and unrealized gain (loss)      (738,797)     (1,731,639)        319,238          22,590          (51,414)
                                                -----------     -----------       ---------         -------         ---------
      Net increase (decrease) in net assets
         from operations                        $  (849,961)    $(1,498,338)      $ 422,789         $19,364         $(53,731)
                                                ===========     ===========       =========         =======         =========

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                T. ROWE PRICE
                                                INTERNATIONAL
                                               STOCK PORTFOLIO
                                               ---------------
INVESTMENT INCOME:
   Dividends                                      $  82,191
EXPENSES:
   Mortality and expense risk fees                   35,392
   Administrative expense fees                          696
                                                  ---------
      Total expenses                                 36,088
                                                  ---------
      Net investment income (loss)                   46,103
                                                  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
   Capital gain distributions                            --
   Net realized gain (loss) from sales of
      investments                                    15,732
                                                  ---------
      Net realized gain (loss)                       15,732
   Change in unrealized gain (loss)                (777,280)
                                                  ---------
      Net realized and unrealized gain (loss)      (761,548)
                                                  ---------
      Net increase (decrease) in net assets
         from operations                          $(715,445)
                                                  =========

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                           ALLIANCEBERNSTEIN VPS        DELAWARE VIP             FIDELITY VIP
                                                 LARGE CAP          INTERNATIONAL VALUE       ASSET MANAGER(SM)
                                             GROWTH PORTFOLIO          EQUITY SERIES               PORTFOLIO
                                                 CLASS B               STANDARD CLASS           INITIAL CLASS
                                          ----------------------  -----------------------  -----------------------
                                             2011        2010        2011         2010        2011         2010
                                          ----------  ----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $   (9,995) $   (7,256) $    42,958  $  231,435  $    52,625  $   49,262
   Net realized gain (loss)                   57,486      29,927     (327,234)   (450,687)      38,639     (42,313)
   Change in unrealized gain (loss)         (107,227)    123,509     (731,072)    938,505     (230,787)    599,636
                                          ----------  ----------  -----------  ----------  -----------  ----------
   Net increase (decrease) in net assets
      from operations                        (59,736)    146,180   (1,015,348)    719,253     (139,523)    606,585
                                          ----------  ----------  -----------  ----------  -----------  ----------
FROM POLICY TRANSACTIONS:
   Net premiums                              101,299     112,425      397,463     443,970      284,857     323,180
   Terminations                             (140,439)   (162,361)    (544,234)   (572,302)    (738,422)   (305,791)
   Insurance and other charges              (114,857)   (122,641)    (522,663)   (564,841)    (417,226)   (460,263)
   Transfers                                 (72,045)    (53,649)     (94,507)    (87,064)     (32,769)      9,320
   Other transfers from (to) the General
      Account                                   (702)         64       (3,252)        232        2,657        (128)
                                          ----------  ----------  -----------  ----------  -----------  ----------
   Net increase (decrease) in net assets
      from policy transactions              (226,744)   (226,162)    (767,193)   (780,005)    (900,903)   (433,682)
                                          ----------  ----------  -----------  ----------  -----------  ----------
   Net increase (decrease) in net assets    (286,480)    (79,982)  (1,782,541)    (60,752)  (1,040,426)    172,903
NET ASSETS:
   Beginning of year                       1,783,210   1,863,192    7,757,285   7,818,037    5,053,060   4,880,157
                                          ----------  ----------  -----------  ----------  -----------  ----------
   End of year                            $1,496,730  $1,783,210  $ 5,974,744  $7,757,285  $ 4,012,634  $5,053,060
                                          ==========  ==========  ===========  ==========  ===========  ==========

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                FIDELITY VIP              FIDELITY VIP              FIDELITY VIP
                                           EQUITY-INCOME PORTFOLIO      GROWTH PORTFOLIO       HIGH INCOME PORTFOLIO
                                                INITIAL CLASS             INITIAL CLASS            INITIAL CLASS
                                          ------------------------  ------------------------  -----------------------
                                              2011         2010         2011         2010        2011         2010
                                          -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $   484,027  $   314,270  $   (79,898) $  (100,417) $  495,480  $  587,099
   Net realized gain (loss)                  (688,857)  (1,214,177)     453,204     (277,591)   (263,789)   (361,695)
   Change in unrealized gain (loss)           368,305    4,686,564     (345,758)   5,766,043      51,357     801,782
                                          -----------  -----------  -----------  -----------  ----------  ----------
   Net increase (decrease) in net assets
      from operations                         163,475    3,786,657       27,548    5,388,035     283,048   1,027,186
                                          -----------  -----------  -----------  -----------  ----------  ----------
FROM POLICY TRANSACTIONS:
   Net premiums                             1,672,931    1,852,837    1,775,616    2,034,906     525,700     574,740
   Terminations                            (2,113,378)  (2,206,703)  (2,098,474)  (2,390,550)   (588,631)   (666,471)
   Insurance and other charges             (2,260,726)  (2,394,669)  (2,256,968)  (2,332,746)   (763,800)   (807,937)
   Transfers                               (1,161,897)    (794,616)  (1,003,085)    (912,493)   (157,706)    (13,760)
   Other transfers from (to) the General
      Account                                  (1,869)         787       (1,041)       1,000         (85)       (152)
                                          -----------  -----------  -----------  -----------  ----------  ----------
   Net increase (decrease) in net assets
      from policy transactions             (3,864,939)  (3,542,364)  (3,583,952)  (3,599,883)   (984,522)   (913,580)
                                          -----------  -----------  -----------  -----------  ----------  ----------
   Net increase (decrease) in net assets   (3,701,464)     244,293   (3,556,404)   1,788,152    (701,474)    113,606
NET ASSETS:
   Beginning of year                       29,316,218   29,071,925   27,295,143   25,506,991   8,630,148   8,516,542
                                          -----------  -----------  -----------  -----------  ----------  ----------
   End of year                            $25,614,754  $29,316,218  $23,738,739  $27,295,143  $7,928,674  $8,630,148
                                          ===========  ===========  ===========  ===========  ==========  ==========

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                      FT VIP FRANKLIN       FT VIP FRANKLIN
                                                FIDELITY VIP         LARGE CAP GROWTH     SMALL-MID CAP GROWTH
                                             OVERSEAS PORTFOLIO       SECURITIES FUND       SECURITIES FUND
                                                INITIAL CLASS             CLASS 2               CLASS 2
                                          ------------------------  ------------------  -----------------------
                                              2011         2010       2011      2010       2011        2010
                                          -----------  -----------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $    54,652  $    54,952  $   (230) $    768  $  (19,568) $  (19,127)
   Net realized gain (loss)                   (73,989)    (263,959)    4,099    (4,564)    113,720       7,778
   Change in unrealized gain (loss)        (1,334,493)   1,106,997   (18,498)   68,345    (227,919)    680,746
                                          -----------  -----------  --------  --------  ----------  ----------
   Net increase (decrease) in net assets
      from operations                      (1,353,830)     897,990   (14,629)   64,549    (133,767)    669,397
                                          -----------  -----------  --------  --------  ----------  ----------
FROM POLICY TRANSACTIONS:
   Net premiums                               465,434      524,952    45,466    51,273     174,373     185,147
   Terminations                              (534,422)    (677,976)  (19,173)  (82,133)   (276,972)   (231,000)
   Insurance and other charges               (553,197)    (603,480)  (51,881)  (51,634)   (208,708)   (210,995)
   Transfers                                  (13,510)    (461,782)  (31,667)   24,589     (81,884)    (91,253)
   Other transfers from (to) the General
      Account                                  (1,168)        (476)       (7)       35      (1,574)        260
                                          -----------  -----------  --------  --------  ----------  ----------
   Net increase (decrease) in net assets
      from policy transactions               (636,863)  (1,218,762)  (57,262)  (57,870)   (394,765)   (347,841)
                                          -----------  -----------  --------  --------  ----------  ----------
   Net increase (decrease) in net assets   (1,990,693)    (320,772)  (71,891)    6,679    (528,532)    321,556
NET ASSETS:
   Beginning of year                        8,296,438    8,617,210   680,445   673,766   3,064,444   2,742,888
                                          -----------  -----------  --------  --------  ----------  ----------
   End of year                            $ 6,305,745  $ 8,296,438  $608,554  $680,445  $2,535,912  $3,064,444
                                          ===========  ===========  ========  ========  ==========  ==========

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                             GOLDMAN SACHS VIT        GOLDMAN SACHS VIT        GOLDMAN SACHS VIT
                                          CORE FIXED INCOME FUND      EQUITY INDEX FUND      GOVERNMENT INCOME FUND
                                              SERVICE SHARES           SERVICE SHARES            SERVICE SHARES
                                          ----------------------  ------------------------  -----------------------
                                             2011        2010         2011         2010        2011         2010
                                          ----------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $  159,190  $  213,129  $   202,034  $   205,780  $    9,288  $   40,388
   Net realized gain (loss)                    9,074     (23,707)     (25,652)    (385,583)    161,563      61,569
   Change in unrealized gain (loss)          355,526     381,121       83,621    3,104,244      23,889      72,267
                                          ----------  ----------  -----------  -----------  ----------  ----------
   Net increase (decrease) in net assets
      from operations                        523,790     570,543      260,003    2,924,441     194,740     174,224
                                          ----------  ----------  -----------  -----------  ----------  ----------
FROM POLICY TRANSACTIONS:
   Net premiums                              547,863     632,408    1,616,867    1,830,318     309,463     309,838
   Terminations                             (648,747)   (807,307)  (1,603,897)  (1,808,055)   (188,993)   (511,914)
   Insurance and other charges              (748,290)   (822,403)  (2,120,958)  (2,238,116)   (444,926)   (457,080)
   Transfers                                 (41,116)    220,029     (736,656)    (316,222)    (84,790)     47,024
   Other transfers from (to) the General
      Account                                    104          45         (103)         626           3         (31)
                                          ----------  ----------  -----------  -----------  ----------  ----------
   Net increase (decrease) in net assets
      from policy transactions              (890,186)   (777,228)  (2,844,747)  (2,531,449)   (409,243)   (612,163)
                                          ----------  ----------  -----------  -----------  ----------  ----------
   Net increase (decrease) in net assets    (366,396)   (206,685)  (2,584,744)     392,992    (214,503)   (437,939)
NET ASSETS:
   Beginning of year                       8,858,020   9,064,705   22,901,374   22,508,382   3,682,971   4,120,910
                                          ----------  ----------  -----------  -----------  ----------  ----------
   End of year                            $8,491,624  $8,858,020  $20,316,630  $22,901,374  $3,468,468  $3,682,971
                                          ==========  ==========  ===========  ===========  ==========  ==========

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                              GOLDMAN SACHS VIT          GOLDMAN SACHS VIT        GOLDMAN SACHS VIT
                                          GROWTH OPPORTUNITIES FUND     MID CAP VALUE FUND        MONEY MARKET FUND
                                                SERVICE SHARES            SERVICE SHARES           SERVICE SHARES
                                          -------------------------  ------------------------  -----------------------
                                              2011         2010          2011         2010        2011         2010
                                          -----------  ------------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $   (90,277) $   (94,582)  $   (21,052) $   (35,033) $  (43,658) $   (47,653)
   Net realized gain (loss)                    (8,430)    (494,633)     (240,096)    (583,351)         --           --
   Change in unrealized gain (loss)          (561,727)   3,011,820      (753,967)   3,909,891          --           --
                                          -----------  -----------   -----------  -----------  ----------  -----------
   Net increase (decrease) in net assets
      from operations                        (660,434)   2,422,605    (1,015,115)   3,291,507     (43,658)     (47,653)
                                          -----------  -----------   -----------  -----------  ----------  -----------
FROM POLICY TRANSACTIONS:
   Net premiums                               659,963      735,478       712,973      793,161     943,772    1,015,475
   Terminations                            (1,238,908)  (1,146,775)   (1,141,183)  (1,254,880)   (749,052)  (1,035,485)
   Insurance and other charges               (964,684)  (1,051,586)   (1,075,679)  (1,150,329)   (941,940)    (998,412)
   Transfers                                 (491,127)    (459,889)     (604,978)    (431,412)    888,656      154,073
   Other transfers from (to) the General
      Account                                   5,963          (19)       (1,993)       1,871         (72)          31
                                          -----------  -----------   -----------  -----------  ----------  -----------
   Net increase (decrease) in net assets
      from policy transactions             (2,028,793)  (1,922,791)   (2,110,860)  (2,041,589)    141,364     (864,318)
                                          -----------  -----------   -----------  -----------  ----------  -----------
   Net increase (decrease) in net assets   (2,689,227)     499,814    (3,125,975)   1,249,918      97,706     (911,971)
NET ASSETS:
   Beginning of year                       14,836,901   14,337,087    16,221,520   14,971,602   6,586,299    7,498,270
                                          -----------  -----------   -----------  -----------  ----------  -----------
   End of year                            $12,147,674  $14,836,901   $13,095,545  $16,221,520  $6,684,005  $ 6,586,299
                                          ===========  ===========   ===========  ===========  ==========  ===========

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                              GOLDMAN SACHS VIT     GOLDMAN SACHS VIT STRATEGIC       GOLDMAN SACHS VIT
                                            STRATEGIC GROWTH FUND    INTERNATIONAL EQUITY FUND   STRUCTURED U.S. EQUITY FUND
                                               SERVICE SHARES              SERVICE SHARES              SERVICE SHARES
                                          ------------------------  ---------------------------  ---------------------------
                                              2011         2010          2011         2010           2011          2010
                                          -----------  -----------   -----------  -----------     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $  (111,164) $  (123,531)  $   233,301  $    61,167     $   103,551  $    75,704
   Net realized gain (loss)                   501,193      216,734      (398,141)    (495,223)       (599,437)    (894,126)
   Change in unrealized gain (loss)        (1,239,990)   2,258,491    (1,333,498)   1,351,918         918,675    2,290,920
                                          -----------  -----------   -----------  -----------     -----------  -----------
   Net increase (decrease) in net assets
      from operations                        (849,961)   2,351,694    (1,498,338)     917,862         422,789    1,472,498
                                          -----------  -----------   -----------  -----------     -----------  -----------
FROM POLICY TRANSACTIONS:
   Net premiums                             1,819,099    2,089,467       654,512      754,535       1,008,431    1,150,356
   Terminations                            (2,127,525)  (2,252,105)     (910,594)    (878,427)     (1,009,490)  (1,196,633)
   Insurance and other charges             (2,186,593)  (2,418,718)     (746,145)    (848,683)     (1,231,286)  (1,330,917)
   Transfers                                 (738,951)    (577,005)      (29,293)    (206,000)       (556,360)    (244,390)
   Other transfers from (to) the General
      Account                                   1,686         (122)         (932)        (444)           (100)         122
                                          -----------  -----------   -----------  -----------     -----------  -----------
   Net increase (decrease) in net assets
      from policy transactions             (3,232,284)  (3,158,483)   (1,032,452)  (1,179,019)     (1,788,805)  (1,621,462)
                                          -----------  -----------   -----------  -----------     -----------  -----------
   Net increase (decrease) in net assets   (4,082,245)    (806,789)   (2,530,790)    (261,157)     (1,366,016)    (148,964)
NET ASSETS:
   Beginning of year                       26,444,552   27,251,341    10,843,837   11,104,994      13,589,330   13,738,294
                                          -----------  -----------   -----------  -----------     -----------  -----------
   End of year                            $22,362,307  $26,444,552   $ 8,313,047  $10,843,837     $12,223,314  $13,589,330
                                          ===========  ===========   ===========  ===========     ===========  ===========

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                INVESCO V.I.            JANUS ASPEN
                                          GLOBAL HEALTH CARE FUND     JANUS PORTFOLIO            T. ROWE PRICE
                                              SERIES I SHARES         SERVICE SHARES     INTERNATIONAL STOCK PORTFOLIO
                                          -----------------------  --------------------  -----------------------------
                                              2011       2010         2011       2010           2011        2010
                                            --------  ---------    ---------  ---------     -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)             $ (3,226) $ (3,296)    $  (2,317) $  (3,223)    $    46,103  $   13,419
   Net realized gain (loss)                    9,222      (306)       34,546     25,179          15,732     (47,705)
   Change in unrealized gain (loss)           13,368    23,747       (85,960)    96,096        (777,280)    758,631
                                            --------  --------     ---------  ---------     -----------  ----------
   Net increase (decrease) in net assets
      from operations                         19,364    20,145       (53,731)   118,052        (715,445)    724,345
                                            --------  --------     ---------  ---------     -----------  ----------
FROM POLICY TRANSACTIONS:
   Net premiums                               33,415    33,937        53,011     59,080         291,732     317,156
   Terminations                              (53,510)  (22,182)      (94,714)   (84,207)       (308,356)   (438,341)
   Insurance and other charges               (29,079)  (31,085)      (70,815)   (75,983)       (366,862)   (401,205)
   Transfers                                  18,037    (6,904)      (15,782)   (39,509)       (108,923)     54,568
   Other transfers from (to) the General
      Account                                     --        (9)           29         11            (837)       (101)
                                            --------  --------     ---------  ---------     -----------  ----------
   Net increase (decrease) in net assets
      from policy transactions               (31,137)  (26,243)     (128,271)  (140,608)       (493,246)   (467,923)
                                            --------  --------     ---------  ---------     -----------  ----------
   Net increase (decrease) in net assets     (11,773)   (6,098)     (182,002)   (22,556)     (1,208,691)    256,422
NET ASSETS:
   Beginning of year                         458,854   464,952       971,360    993,916       5,902,872   5,646,450
                                            --------  --------     ---------  ---------     -----------  ----------
   End of year                              $447,081  $458,854     $ 789,358  $ 971,360     $ 4,694,181  $5,902,872
                                            ========  ========     =========  =========     ===========  ==========

The accompanying notes are an integral part of these financial statements.

VEL II ACCOUNT

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     VEL II Account (the "Separate Account"), which funds the Vari-Exceptional Life 93 variable life insurance policies, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on June 10, 1993, for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain flexible premium variable life insurance policies (the "Policies") issued by Commonwealth Annuity. Commonwealth Annuity is the Sponsor of the Separate Account. Commonwealth Annuity is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs").

     Commonwealth Annuity is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Commonwealth Annuity by the SEC.

     Twenty-one Sub-Accounts are currently offered by the Separate Account, all of which had activity during the year.

     Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS

Aim Variable Insurance Funds (Invesco Variable Insurance Funds)
AllianceBernstein Variable Products Series Fund, Inc.
Delaware VIP Trust
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
T. Rowe Price International Series, Inc.

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     INVESTMENTS - Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of

VEL II ACCOUNT
operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

     FINANCIAL INSTRUMENTS - FASB ASC Topic 820 "Fair Value Measurements and Disclosures" clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under FASB ASC Topic 820, fair value measurements do not include transaction costs. FASB ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

     The three levels of the fair value hierarchy under FASB ASC Topic 820 are described below:

                         Basis of Fair Value Measurement

     Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

     Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

     Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

     A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The open-ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

     RECEIVABLE FROM AND PAYABLE TO COMMONWEALTH ANNUITY - These represent transactions not settled with the general account.

     STATEMENTS OF CHANGES IN NET ASSETS - Policy Owners may allocate their Policy Values to variable investment options in the Separate Account and to the Fixed Account, which is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed interest rate. Net Premiums represent payments received under the Policies (excluding amounts allocated to the Fixed Account) reduced by refunds made during the initial free-look period, and by applicable deductions, charges, and state premium taxes. Terminations are payments to Policy Owners and beneficiaries made under the terms of the Policies and amounts that Policy Owners have requested to be withdrawn and paid to them. Insurance and other charges are deductions from Policy Values for policy fees such as Cost of Insurance. Cost of Insurance are charges based on individual characteristics such as the age, Policy year, underwriting class, Face amount and sex of the insured. Transfers are amounts that Policy Owners have directed to be moved among funds, including permitted transfers from and to the Fixed Account. Other transfers from (to) the General Account include Policy loan activity and death claims.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes

VEL II ACCOUNT
that would be attributable to the Policies. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2011.

     DIVERSIFICATION REQUIREMENT - Under the provisions of Section 817(h) of the IRC, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     On the Date of Issue and each Monthly Payment Date, Commonwealth Annuity makes a Deduction comprised of the following charges: a charge for the cost of insurance protection under the Policies; a charge for any optional insurance benefits added by rider, and an administrative charge as compensation for expenses incurred in administration of the Policies, first year underwriting, and other start up expenses associated with the Policies. The Deduction on or following the effective date of a requested increase in the Face Amount also includes a $40 administrative charge for the increase.

     The Policy Owner may allocate the Deduction to one Sub-Account. In the absence of allocation instructions, or if the Sub-Account chosen does not have sufficient funds to cover the Deduction, Commonwealth Annuity makes a pro-rata allocation among the Sub-Accounts in the Policy. No Deductions are made after the Final Premium Payment date.

     Commonwealth Annuity also assesses a Mortality and Expense Risk Charge and a Separate Account Administrative Charge. The Mortality and Expense Risk Charge compensates Commonwealth Annuity for assuming mortality and expense risks for variable interests in the Policy. The mortality risk assumed by Commonwealth Annuity is that Insureds may live for a shorter time than anticipated, and that Commonwealth Annuity therefore will pay an aggregate amount of Death Proceeds greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges provided in the Policies. If the charge for mortality and expense risks is not sufficient to cover mortality experience and expenses, Commonwealth Annuity absorbs the losses. If the charge is higher than mortality and expense risk expenses, the difference is a profit to Commonwealth Annuity. This charge may be increased or decreased, subject to state and federal law; but, it may not exceed the maximum limitations.

     The Separate Account Administrative Charge is assessed to help defray administrative expenses incurred in the administration of the Separate Account and the Sub-Accounts.

     Fees and charges may be deducted daily, monthly, or annually. They may be deducted from the net assets of each sub-account (Unit Fair Value deductions) or deducted from individual policies (Policy deductions). Current fees and charges are summarized in the table below. For more detailed information about fees and charges, refer to the product prospectus.

VEL II ACCOUNT

                                                    VARI-EXCEPTIONAL LIFE 93
                                        ----------------------------------------
Mortality and Expense Risk
   Frequency                                                 Daily
   Deduction Method                                     Unit Fair Value
   Rate (Annual)                                             0.65%

Separate Account Administrative Charge
   Frequency                                                 Daily
   Deduction Method                                     Unit Fair Value
   Rate (Current Annual)                                     0.15%
   Rate (Maximum Annual)                0.25% during the first 10 policy years, with no
                                                    charge imposed thereafter

Cost of Insurance Charge
   Frequency                                                Monthly
   Deduction Method                                          Policy
   Rate (Annual)                                        Varies by Policy

Charges for Optional Benefits
   Frequency                                                Monthly
   Deduction Method                                          Policy
   Rate (Annual)                                        Varies by Policy

Administrative  Charge
   Frequency                                                Monthly
   Deduction Method                                          Policy
   Maximum Annual Fee                                          $5

     A surrender charge may be deducted upon request of a full surrender of the Policy or a decrease in the Face Amount if less than a certain number of years have lapsed from the Date of Issue or from the effective date of any increase in the Face Amount. The maximum surrender charge is a detailed calculation. For more information see the prospectus.

     Some states and municipalities impose premium taxes, which currently range up to 5.0%, on variable life policies.

     The disclosures above include current fees and charges. There are certain other fees and charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Policy terms. Detailed descriptions of these fees and charges are available in the product prospectus.

     Epoch Securities, Inc. ("Epoch") is the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Goldman Sachs.

     Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2011, management fees of the underlying Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of Goldman Sachs VIT funds. The Goldman Sachs VIT funds' advisory agreement provided for fees ranging from 0.22% to 0.99% based on individual portfolios and average daily net assets. According to a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund paid a fee equal to an annual rate of 0.07% to 0.25% of the fund's average daily net assets.

VEL II ACCOUNT

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2011 were as follows:

                        INVESTMENT PORTFOLIOS                           PURCHASES     SALES
--------------------------------------------------------------------   ----------   ----------
AllianceBernstein VPS Large Cap Growth Portfolio Class B               $   63,166   $  299,906
Delaware VIP International Value Equity Series Standard Class             438,132    1,162,367
Fidelity VIP Asset Manager(SM) Portfolio Initial Class                    314,748    1,142,551
Fidelity VIP Equity-Income Portfolio Initial Class                        961,844    4,342,756
Fidelity VIP Growth Portfolio Initial Class                               414,569    3,987,874
Fidelity VIP High Income Portfolio Initial Class                          726,127    1,215,169
Fidelity VIP Overseas Portfolio Initial Class                             377,602      945,111
FT VIP Franklin Large Cap Growth Securities Fund Class 2                   33,686       91,178
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2              191,950      606,283
Goldman Sachs VIT Core Fixed Income Fund Service Shares                   734,993    1,465,989
Goldman Sachs VIT Equity Index Fund Service Shares                        501,879    3,144,592
Goldman Sachs VIT Government Income Fund Service Shares                   351,013      617,550
Goldman Sachs VIT Growth Opportunities Fund Service Shares                337,667    2,244,447
Goldman Sachs VIT Mid Cap Value Fund Service Shares                       229,789    2,361,701
Goldman Sachs VIT Money Market Fund Service Shares                      1,497,299    1,399,593
Goldman Sachs VIT Strategic Growth Fund Service Shares                    369,742    3,713,190
Goldman Sachs VIT Strategic International Equity Fund Service Shares      982,504    1,781,654
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares              260,688    1,945,942
Invesco V.I. Global Health Care Fund Series I Shares                       46,476       80,840
Janus Aspen Janus Portfolio Service Shares                                 27,353      157,941
T. Rowe Price International Stock Portfolio                               414,757      861,900

VEL II ACCOUNT

NOTE 5 - FINANCIAL HIGHLIGHTS

     Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

                                          AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                        VALUES     VALUES                 INCOME     RATIOS   RATIOS    RETURNS     RETURNS
                                        LOWEST    HIGHEST      NET        RATIOS     LOWEST  HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO CLASS B
2011                       1,060,415   0.832339   1.557763   1,496,730     0.09       0.65     0.80      (4.05)      (3.90)
2010                       1,327,140   0.867445   1.621019   1,783,210     0.27       0.65     0.80       8.95        9.12
2009                       1,598,906   0.796173   1.485574   1,863,192      N/A       0.65     0.80      36.01       36.21
2008                       1,919,106   0.585381   1.090612   1,529,012      N/A       0.65     0.80     (40.30)     (40.21)
2007                       2,575,337   0.980574   1.824129   3,134,166      N/A       0.65     0.80      12.70       12.88
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
2011                       3,189,538   2.757650   1.862565   5,974,744     1.25       0.65     0.80     (15.12)     (14.99)
2010                       3,484,691   3.248889   2.191027   7,757,285     3.78       0.65     0.80      10.04       10.20
2009                       3,803,264   2.952569   1.988192   7,818,038     3.12       0.65     0.80      33.65       33.85
2008                       4,160,810   2.209174   1.485366   6,523,660     2.37       0.65     0.80     (42.88)     (42.80)
2007                       4,468,827   3.867822   2.596643  13,151,515     2.10       0.65     0.80       4.39        4.55
FIDELITY VIP ASSET MANAGER(SM) PORTFOLIO INITIAL CLASS
2011                       2,464,418   2.447825   1.611886   4,012,634     1.79       0.65     0.80      (3.34)      (3.19)
2010                       2,963,817   2.532412   1.665064   5,053,060     1.69       0.65     0.80      13.35       13.52
2009                       3,158,070   2.234131   1.466736   4,880,157     2.46       0.65     0.80      28.08       28.27
2008                       3,116,441   1.744328   1.143450   3,907,364     2.70       0.65     0.80     (29.29)     (29.18)
2007                       3,118,187   2.466871   1.614639   5,965,900     6.00       0.65     0.80      14.58       14.75
FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS
2011                      15,076,568   3.234413   1.674671  25,614,754     2.41       0.65     0.80       0.16        0.32
2010                      16,940,123   3.229138   1.669412  29,316,218     1.79       0.65     0.80      14.23       14.40
2009                      18,754,877   2.826921   1.459258  29,071,925     2.25       0.65     0.80      29.17       29.36
2008                      20,944,825   2.188603   1.128054  25,923,299     2.44       0.65     0.80     (43.11)     (43.03)
2007                      21,389,885   3.847300   1.979995  51,156,431     1.74       0.65     0.80       0.72        0.87
FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS
2011                      13,848,379   2.901130   1.702464  23,738,739     0.35       0.65     0.80      (0.60)      (0.45)
2010                      15,589,604   2.918635   1.710149  27,295,143     0.27       0.65     0.80      23.18       23.37
2009                      17,300,039   2.369420   1.386249  25,506,991     0.44       0.65     0.80      27.26       27.45
2008                      18,815,702   1.861875   1.087656  22,585,837     0.80       0.65     0.80     (47.59)     (47.51)
2007                      19,691,986   3.552550   2.072169  48,032,642     0.82       0.65     0.80      25.95       26.14

VEL II ACCOUNT

                                          AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE    TOTAL        TOTAL
                                        VALUES    VALUES                  INCOME     RATIOS   RATIOS   RETURNS      RETURNS
                                        LOWEST    HIGHEST       NET       RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS
2011                       4,069,326   2.223282   1.944768   7,928,674     6.57       0.65     0.80       3.20        3.35
2010                       4,559,418   2.154387   1.881651   8,630,148     7.66       0.65     0.80      12.91       13.08
2009                       5,053,163   1.907992   1.663946   8,516,542     7.88       0.65     0.80      42.81       43.02
2008                       5,781,470   1.336069   1.163419   6,878,004     8.36       0.65     0.80     (25.59)     (25.47)
2007                       6,576,411   1.795442   1.561067  10,804,601     8.07       0.65     0.80       1.96        2.12
FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS
2011                       3,507,442   1.972628   1.795524   6,305,745     1.38       0.65     0.80     (17.83)     (17.70)
2010                       3,786,393   2.400585   2.181747   8,296,438     1.36       0.65     0.80      12.21       12.38
2009                       4,386,330   2.139388   1.941421   8,617,210     2.14       0.65     0.80      25.52       25.71
2008                       4,837,452   1.704448   1.544396   7,605,054     2.56       0.65     0.80     (44.25)     (44.17)
2007                       5,334,638   3.057566   2.766255  15,198,016     3.31       0.65     0.80      16.37       16.55
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND CLASS 2
2011                         448,923   0.945857   1.540708     608,554     0.66       0.65     0.80      (2.30)      (2.15)
2010                         507,121   0.968079   1.574511     680,445     0.83       0.65     0.80      10.70       10.86
2009                         578,186   0.874541   1.420236     673,766     1.43       0.65     0.80      28.69       28.89
2008                         736,686   0.679547   1.101904     636,815     1.30       0.65     0.80     (35.05)     (34.95)
2007                         925,816   1.046304   1.694043   1,111,704     0.74       0.65     0.80       5.38        5.54
FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND CLASS 2
2011                       1,382,215   1.192289   1.979389   2,535,912      N/A       0.65     0.80      (5.59)      (5.45)
2010                       1,681,508   1.262920   2.093480   3,064,444      N/A       0.65     0.80      26.60       26.79
2009                       2,013,796   0.997547   1.651089   2,742,888      N/A       0.65     0.80      42.43       42.64
2008                       2,541,643   0.700392   1.157513   2,303,163      N/A       0.65     0.80     (42.96)     (42.87)
2007                       3,208,438   1.227810   2.026089   4,650,047      N/A       0.65     0.80      10.35       10.52
GOLDMAN SACHS VIT CORE FIXED INCOME FUND SERVICE SHARES
2011                       6,061,060   2.262708   1.373854   8,491,624     2.50       0.65     0.80       6.11        6.27
2010                       6,481,443   2.132455   1.292808   8,858,020     3.03       0.65     0.80       6.32        6.48
2009                       6,893,869   2.005751   1.214152   9,064,705     4.85       0.65     0.80      13.76       13.94
2008                       7,350,937   1.763083   1.065649   8,830,900     5.00       0.65     0.80      (9.31)      (9.18)
2007                       8,534,414   1.944153   1.173315  12,464,624     4.57       0.65     0.80       5.96        6.12

VEL II ACCOUNT

                                          AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                        VALUES     VALUES                 INCOME     RATIOS   RATIOS    RETURNS     RETURNS
                                        LOWEST    HIGHEST       NET       RATIOS    LOWEST   HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
GOLDMAN SACHS VIT EQUITY INDEX FUND SERVICE SHARES
2011                      11,932,170   3.201476   1.682100  20,316,630     1.59       0.65     0.80       0.93        1.09
2010                      13,240,497   3.171822   1.664003  22,901,374     1.62       0.65     0.80      14.00       14.18
2009                      14,017,193   2.782189   1.457395  22,508,382     2.00       0.65     0.80      25.27       25.46
2008                      15,119,714   2.220882   1.161604  20,675,873     1.70       0.65     0.80     (37.77)     (37.67)
2007                      15,159,701   3.568638   1.863704  38,551,959     1.71       0.65     0.80       4.48        4.64
GOLDMAN SACHS VIT GOVERNMENT INCOME FUND SERVICE SHARES
2011                       2,510,300   2.184663   1.360259   3,468,468     0.93       0.65     0.80       5.50        5.66
2010                       2,675,556   2.070815   1.287426   3,682,971     1.73       0.65     0.80       4.35        4.51
2009                       2,989,053   1.984433   1.231856   4,120,910     3.48       0.65     0.80       5.59        5.75
2008                       3,177,942   1.879425   1.164903   4,352,416     4.35       0.65     0.80       2.33        2.48
2007                       3,350,158   1.836665   1.136679   4,878,330     4.00       0.65     0.80       6.48        6.64
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND SERVICE SHARES
2011                       4,528,778   4.617921   2.637192  12,147,674      N/A       0.65     0.80      (4.74)      (4.59)
2010                       5,179,545   4.847601   2.764180  14,836,901      N/A       0.65     0.80      18.41       18.59
2009                       5,731,065   4.094015   2.330944  14,337,087      N/A       0.65     0.80      57.32       57.56
2008                       6,447,981   2.602285   1.479384  10,653,689      N/A       0.65     0.80     (41.28)     (41.19)
2007                       6,608,327   4.431717   2.515606  20,493,778      N/A       0.65     0.80      18.42       18.60
GOLDMAN SACHS VIT MID CAP VALUE FUND SERVICE SHARES
2011                       6,031,560   4.390131   2.127888  13,095,545     0.52       0.65     0.80      (7.34)      (7.20)
2010                       6,763,682   4.738008   2.293035  16,221,520     0.44       0.65     0.80      23.70       23.88
2009                       7,440,232   3.830371   1.850977  14,971,602     1.54       0.65     0.80      31.72       31.92
2008                       8,277,440   2.907978   1.403121  13,088,237     0.75       0.65     0.80     (37.71)     (37.62)
2007                       8,292,312   4.668809   2.249324  24,368,445     0.64       0.65     0.80       2.33        2.49
GOLDMAN SACHS VIT MONEY MARKET FUND SERVICE SHARES
2011                       5,943,934   1.558404   1.108340   6,684,005     0.01       0.65     0.80      (0.79)      (0.65)
2010                       5,652,628   1.570877   1.115575   6,586,299     0.01       0.65     0.80      (0.80)      (0.65)
2009                       6,073,597   1.583502   1.122824   7,498,270     0.16       0.65     0.80      (0.65)      (0.50)
2008                       6,260,337   1.593927   1.128495   8,112,349     2.25       0.65     0.80       1.43        1.59
2007                       6,773,433   1.571404   1.110848   9,048,383     4.86       0.65     0.80       4.14        4.30

VEL II ACCOUNT

                                          AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                        VALUES     VALUES                 INCOME     RATIOS   RATIOS    RETURNS     RETURNS
                                        LOWEST    HIGHEST       NET       RATIOS     LOWEST  HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND SERVICE SHARES
2011                      13,693,998   2.295483   1.627071  22,362,307     0.21       0.65     0.80      (3.64)      (3.49)
2010                      15,419,967   2.382196   1.685987  26,444,552     0.19       0.65     0.80       9.61        9.78
2009                      16,882,549   2.173265   1.535794  27,251,341     0.21       0.65     0.80      46.32       46.54
2008                      19,026,990   1.485314   1.048045  21,627,388      N/A       0.65     0.80     (42.41)     (42.33)
2007                      20,022,857   2.579290   1.817214  42,404,196     0.07       0.65     0.80       9.13        9.30
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND SERVICE SHARES
2011                       5,771,212   1.563418   1.437422   8,313,047     3.03       0.65     0.80     (15.84)     (15.72)
2010                       6,312,447   1.857758   1.705449  10,843,837     1.26       0.65     0.80       9.20        9.37
2009                       7,004,087   1.701166   1.559336  11,104,994     1.61       0.65     0.80      27.34       27.54
2008                       7,905,662   1.335885   1.222665   9,908,249     2.68       0.65     0.80     (46.52)     (46.44)
2007                       8,485,383   2.498023   2.282838  20,266,460     1.28       0.65     0.80       6.99        7.16
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND SERVICE SHARES
2011                       8,107,150   2.414113   1.499959  12,223,314     1.45       0.65     0.80       3.07        3.22
2010                       9,130,322   2.342288   1.453132  13,589,330     1.25       0.65     0.80      11.70       11.87
2009                      10,024,865   2.096984   1.298991  13,738,294     1.83       0.65     0.80      19.92       20.11
2008                      11,149,731   1.748592   1.081545  13,107,657     1.31       0.65     0.80     (37.63)     (37.54)
2007                      11,646,896   2.803730   1.731534  24,426,498     0.94       0.65     0.80      (2.50)      (2.36)
INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I SHARES
2011                         289,180   1.243008   1.748953     447,081      N/A       0.65     0.80       3.12        3.27
2010                         314,815   1.205437   1.693521     458,854      N/A       0.65     0.80       4.45        4.61
2009                         348,365   1.154072   1.618907     464,952     0.35       0.65     0.80      26.65       26.85
2008                         398,580   0.911199   1.276287     400,123      N/A       0.65     0.80     (29.19)     (29.08)
2007                         418,220   1.286856   1.799730     571,207      N/A       0.65     0.80      10.96       11.13
JANUS ASPEN JANUS PORTFOLIO SERVICE SHARES
2011                         534,340   0.856487   1.639190     789,358     0.43       0.65     0.80      (6.30)      (6.15)
2010                         703,805   0.914034   1.746687     971,360     0.36       0.65     0.80      13.34       13.52
2009                         870,986   0.806425   1.538724     993,916     0.40       0.65     0.80      34.93       35.13
2008                       1,177,683   0.597678   1.138703     935,759     0.60       0.65     0.80     (40.35)     (40.26)
2007                       1,280,530   1.001957   1.906058   1,553,146     0.57       0.65     0.80      13.88       14.05

VEL II ACCOUNT

                                          AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                      --------------------              ----------------------------------------------------
                                      UNIT FAIR  UNIT FAIR              INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                        VALUES     VALUES                 INCOME     RATIOS   RATIOS    RETURNS     RETURNS
                                        LOWEST    HIGHEST       NET       RATIOS     LOWEST  HIGHEST    LOWEST      HIGHEST
                             UNITS     ($) (4)    ($) (4)   ASSETS ($)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                          ----------  ---------  ---------  ----------  ----------  -------  -------  ----------  ----------
T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
2011                       2,550,306   1.600505   1.851136   4,694,181     1.52       0.65     0.80     (13.53)     (13.40)
2010                       2,809,760   1.851001   2.137611   5,902,872     0.92       0.65     0.80      13.54       13.71
2009                       3,096,613   1.630266   1.879843   5,646,450     2.65       0.65     0.80      51.17       51.40
2008                       3,588,652   1.078436   1.241657   4,248,553     1.99       0.65     0.80     (49.11)     (49.04)
2007                       4,003,458   2.119300   2.436339   9,061,501     1.31       0.65     0.80      12.13       12.30

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized policy expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. Charges made directly to policy owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.

NOTE 6 - SUBSEQUENT EVENT

     In January 2012, Commonwealth Annuity was informed of pricing errors that required correction of net asset values by certain Underlying Funds. Commonwealth Annuity recorded the corrections within the 2011 financial statements. Any required changes to Policy Owners will be addressed in the first quarter of 2012.

                                  PART C: OTHER INFORMATION

ITEM 26.        EXHIBITS

(A)  BOARD OF DIRECTORS RESOLUTION.

       Certified copy of Resolutions of the Board of Directors of the Company of January 21, 1993 establishing the VEL II Account was previously filed on February 13, 1998 in Post-Effective Amendment No. 10 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(B)  CUSTODIAN AGREEMENTS.

       Not applicable.

(C)  UNDERWRITING CONTRACTS.

       (1) Registered Representatives/Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

       (2) Sales Agreements with broker-dealers were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and are incorporated by reference herein.

       (3) Agreements with broker-dealer were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and are incorporated by reference herein.

       (4) Commission Schedule was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

       (5) General Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

       (6) Career Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

       (7) Consolidated Underwriting and Administrative Service Agreement dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (8) Service Agreement by and between the Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (9) Service Agreement dated March 13, 2012 by and between the Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, se2 and Security Distributors, Inc. is filed herewith. Expense Sharing Agreement dated August 18, 2010 between The Goldman Sachs Group, Inc. and Epoch Securities, Inc. was previously filed on April 28, 2011 in Post-Effective Amendment No. 28 of Registration No. 333-57792/811-7466 on Form S-6, and is incorporated by reference herein.

             Shared Services Agreement dated January 22, 2008 between Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(D)  POLICY.

       (1) Policy and initial Policy endorsements were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and are incorporated by reference herein. The following endorsements were previously filed on February 27, 1998 in Post-Effective Amendment No. 8 of this Registration Statement on Form S-6, and are incorporated by reference herein.

       (2) Paid-Up Life Insurance Option Endorsement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

       (3) Preferred Loan Endorsement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

       (4) 403(b) Life Insurance Policy Endorsement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

       (5) Guaranteed Death Benefit Rider was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(E)  APPLICATION.

       (1) Application was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 of this Registration Statement on Form S-6, and is incorporated by reference herein.

(F)  DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BYLAWS.

       (1) Articles of Organization and Bylaws, as amended, of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 22 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein. Bylaws, as amended of the Company, effective as of December 30, 2005 were previously filed on April 28, 2006 in Post-Effective Amendment No. 22 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein. Articles of Incorporation and Bylaws, as amended of the Company, effective as of October 1, 1995 were previously filed on September 29, 1995 in Post-Effective Amendment No. 5 of this Registration Statement on Form S-6, and are incorporated by reference herein.

(G)  REINSURANCE CONTRACTS.

       (1) Reinsurance contract dated January 1, 2001 among First Allmerica Financial Life Insurance Company and General & Cologne Life Re of America was previously filed on February 10, 2003in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (2) Reinsurance contract dated January 1, 2001 among Allmerica Financial Life Insurance and Annuity Company and Reinsurance Company of Missouri, Inc. was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (3) Reinsurance contract dated July 1, 2000 among First Allmerica Financial Life Insurance Company and Life Reassurance Corporation of America (Swiss Re) was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (4) Reinsurance contract dated April 1, 2000 among First Allmerica Financial Life Insurance Company and Munich American Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (5) Reinsurance contract dated January 1, 2000 among First Allmerica Financial Life Insurance Company and Security Life of Denver Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (6) Reinsurance contract dated January 1, 2000 among First Allmerica Financial Life Insurance Company and Life Reassurance Corporation of America (Swiss Re) was previously on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (7)   Reinsurance contract dated November 1, 1999 among First
             Allmerica Financial Life Insurance Company and RGA Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (8) Reinsurance contract dated January 1, 1999 among First Allmerica Financial Life Insurance Company and AXA

             Re Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (9) Reinsurance contract dated January 1, 1998 among Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (10) Reinsurance contract dated April 1, 1996 among First Allmerica Financial Life Insurance Company and Transamerica Occidental Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (11) Reinsurance contract dated March 1, 1996 among First Allmerica Financial Life Insurance Company and Northwestern National Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (12) Reinsurance contract dated March 1, 1996 among First Allmerica Financial Life Insurance Company and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (13) Reinsurance contract dated November 22, 1995 among First Allmerica Financial Life Insurance Company and Life Reassurance Corporation of America was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (14)  Reinsurance contract dated January 1, 1995 among State Mutual
             Life Assurance Company of America and Life Reinsurance Corporation of America was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (15) Reinsurance contract dated January 1, 1994 among State Mutual Life Assurance Company of America and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (16)  Reinsurance contract dated January 1, 1993 among State Mutual
             Life Assurance Company of America and Life Reassurance Corporation of America was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (17)  Reinsurance contract dated January 1, 1993 among State Mutual
             Life Assurance Company and The Cologne Life Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (18) Reinsurance contract dated February 26, 1991 among State Mutual Life Assurance Company of America and The Lincoln National Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (19) Reinsurance contract dated May 1, 1989 among State Mutual Life Assurance Company of America and General American Life Insurance Company was previously filed in on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (20) Reinsurance contract dated May 1, 1989 among State Mutual Life Assurance Company of America and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (21) Reinsurance contract dated July 1, 1986 among State Mutual Life Assurance Company of America and General American Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (22) Reinsurance contract dated August 1, 1983 among State Mutual Life Assurance Company of America and The Lincoln National Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (23)  Reinsurance contract dated August 1, 1983 among State Mutual
             Life Assurance Company and Connecticut General Life Insurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (24)  Reinsurance contract dated August 1, 1983 among State Mutual
             Life Assurance Company and Cologne Life Reinsurance Company was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

(H)  PARTICIPATION AGREEMENTS.

       (1) Amendment to the Delaware VIP Trust Participation Agreement dated December 31, 2007 was previously filed on April 28, 2011 in Post-Effective Amendment No. 28 of Registration No. 333-57792/811-7466 on Form S-6, and is incorporated by reference herein. Amendment dated May 1, 2001 to the Delaware Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 11 on Form S-6, and is incorporated by reference herein.

       (2)   Amendment to Schedule A dated October 1, 2000 to the T. Rowe
             Price International Series, Inc. Participation Agreement was previously filed on April 27, 2001 in Post-Effective Amendment
             No. 4 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 on Form S-6, and is incorporated by reference herein.

       (3) Amendment dated August 1, 2007 to the Participation Agreement with Janus Aspen Series was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Amendment dated February 25, 2000 to the Janus Aspen Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement between the Company and Janus Distributors, Inc. dated May 27, 1999 was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein.

       (4) Amendment dated August 16, 2010 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 28, 2011 in Post-Effective Amendment No. 28 of Registration No. 333-57792/811-7466 on Form S-6, and is incorporated by reference herein. Amendments No. 2 and 1 dated May 1, 2009 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein. Form of Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 333-57792/811-7466, and is incorporated by reference herein. Participation Agreement between the Company and Franklin Templeton Variable Insurance Products Trust dated March 1, 2000 was previously filed in Pre-Effective Amendment No. 1 of Registration No. 333-93031/811-09631 on Form S-6, and is incorporated by referenced herein.

       (5) Amendment No. 1 dated April 30, 2010 and Amendment to Participation Agreement dated May 1, 2008 to Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 28, 2011 in Post-Effective Amendment No. 28 of Registration No. 333-57792/811-7466 on Form S-6, and is incorporated by reference herein. Form of Amendment 1 dated April 30, 2010 to the Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Amended and Restated Participation Agreement among Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Amendment dated May 1, 2002 to the Alliance Amended and Restated Participation Agreement was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 333-57792/811-7466, and is incorporated by reference herein. Merger and Consolidated Agreement and Amended and Restated Participation Agreement with Alliance were previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration No. 333-84879/811-09529 on Form S-6, and are incorporated by reference herein.

       (6) Amendment dated October 31, 2001 to the INVESCO Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration No. 333-84879/811-09529 on Form S-6, and is incorporated by reference herein. Participation Agreement dated March 21, 2000 between the Company and INVESCO Variable Investments Funds, Inc. were previously filed in April 2002 in Post-Effective Amendment No. 15 of Registration Statement No. 33-57792/811-7466 on Form S-6, and are incorporated by reference herein.

       (7) Amendment dated May 1, 2011 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company is filed herewith. Form of Amendment dated May 1, 2011 to Participation Agreement, Amendment No. 3 dated February 11, 2011, Amendment dated September 1, 2010 and Fund/SERV and Networking Supplement dated August 12, 2008 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company were previously filed on April 28, 2012 in Post-Effective Amendment No. 28 of Registration No. 333-57792/811-7466 on Form S-6, and are incorporated by reference herein. Amendment No. 1 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and
             Commonwealth Annuity and Life Insurance Company. Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman,
             Sachs & Co., and Commonwealth Annuity And Life Insurance
             Company was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.
             Amended and Restated Participation Agreement dated August 1,
             2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity And Life Insurance Company was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Participation Agreement dated January 2, 2006 between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co, and Allmerica Financial Life Insurance and Annuity Company was previously filed on April 28, 2006 in Post-Effective Amendment No. 22 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (8) Amendment 10 dated April 30, 2010 to the AIM Participation Agreement dated July 27, 1998 was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. And Commonwealth Annuity And Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Post-Effective Amendment No. 25 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (9) First Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement with Variable Insurance Products Funds dated April 30, 2010 and Amended and Restated Participation Agreement dated April 30, 2010 was previously filed on April 29, 2010 in Post-Effective Amendment No. 27 of Registration Statement No. 33-57792/811-7466, and are incorporated by reference herein.

(I)  ADMINISTRATIVE CONTRACTS.

       (1) Assignment and Assumption of the Third Party Administrator Agreement and Related Work Assignments dated October 1, 2009 is filed herewith. Third Party Agreement (TPA) between Security Benefit Life Insurance Co, Security Distributors, Inc and The Goldman Sachs Group, Inc. was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (2) Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement is filed herewith. Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Asset Management L.P. was previously filed on April 27, 2007 in Post-Effective Amendment No. 24 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Form of Administrative Services

             Agreement dated January 2, 2006 between the Company and Goldman Sachs Variable Insurance Trust was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (3) Amendment to Work Assignment dated March 6, 2012 is filed herewith. Work Assignment between Security Benefit Life Insurance Co, Security Distributors, Inc and the Company was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (4)   Restructuring Agreement dated as of December 30, 2005 between
             The Hanover Insurance Group, Inc., Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company was previously filed on April 27, 2007 in Post-Effective Amendment No. 24 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Form of Restructuring Agreement between First Allmerica Financial Life Insurance Company and Allmerica Financial Life Insurance and Annuity Company was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

       (5) Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed on April 27, 2007 in Post-Effective Amendment No. 24 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Form of Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed in February 27, 2006 in Post-Effective Amendment No. 21 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein

       (6)   Directors' Powers of Attorney are filed herewith.

(J)  OTHER MATERIAL CONTRACTS.

       Not Applicable.

(K)  LEGAL OPINION.

       Opinion of Counsel was previously filed on April 25, 2008 in Post-Effective Amendment No. 24 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

(L)  ACTUARIAL OPINION.

       Not Applicable. The Registration Statement does not include illustrations.

(M)  CALCULATION.

       Not Applicable. The Registration Statement does not include illustrations.

(N)  OTHER OPINIONS.

       Consent of Independent Registered Public Accounting Firm is filed herewith.

(O)  OMITTED FINANCIAL STATEMENTS.

       Financial Statements included in Part B Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements for the VEL II Account of Commonwealth Annuity and Life Insurance Company.

(P)  INITIAL CAPITAL AGREEMENTS.

       Not Applicable.

(Q)  REDEEMABILITY EXEMPTION.

       Not Applicable. Any such disclosures are included in the prospectus and/or SAI.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

       The principal business address of most of the following Directors and Officers* is:
       200 West St
       New York, NY  10282-2198

       The principal business address of the other following Directors and Officers is:
       132 Turnpike Road, Suite 210
       Southborough, MA 01772.

                    DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

Allan Levine*                              Chairman of the Board of Directors
Manda J. D'Agata*                          Director,  Vice President and Treasurer
Kathleen M. Redgate*                       Director
Michael S. Rotter*                         Director  (Vice Chairman)
Nicholas Helmuth von Moltke*               Director,  President and Chief Executive Officer
Gilles M. Dellaert*                        Vice President and Co-Chief Risk Officer
John J. Fowler                             Senior Vice President and Chief Financial Officer
Jane S. Grosso                             Vice President and Controller
Jonathan Hecht*                            Vice President & Chief Actuary
Kim Lee*                                   Vice President & Co-Chief Risk Officer
Kevin F. Leavey                            Vice President and Product Actuary
Justin MacNeil                             Vice President - Tax
Samuel Ramos*                              Vice President & Assistant Corporate Secretary
Jason M. Roach                             Vice President-Operations
Scott D. Silverman                         Senior Vice President, General Counsel and Corporate Secretary
Sheila B. St. Hilaire                      Vice President-Legal and Assistant Secretary
Joel Volcy                                 Senior Vice President and Chief Operating Officer
Margot K. Wallin                           Vice President, Special Investigative Officer & Chief Compliance Officer
Robert E. Winawer                          Vice President -Risk


ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

                          THE GOLDMAN SACHS GROUP, INC.

These entities are directly or indirectly controlled by or under common control with the Company.

    THE GOLDMAN SACHS GROUP, INC. 2011 FR Y-6 ORGANIZATION CHART (SECTION 2a)

ROW                                                                     NAICS CODES/                         STATE/
ID   DEPTH LEGAL ENTITY NAME                                            DESCRIPTION            CITY          PROVINCE COUNTRY
------------------------------------------------------------------------------------------------------------------------------------
1    1     THE GOLDMAN SACHS GROUP, INC.                                523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
2    2       77 WATER STREET MANAGEMENT CO. LLC                         561110 - Office        Wilmington    DE       UNITED STATES
                                                                        administration
                                                                        services
3    2       986 E 181ST ST LIHTC LLC                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4    2       ARCHON GEN-PAR, INC.                                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
5    3         ARCHON GROUP, L.P.                                       541611 -               Irving        TX       UNITED STATES
                                                                        Administrative
                                                                        Management and
                                                                        General Management
                                                                        Consulting Services
6    4           AGCH GEN-PAR, L.L.C.                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
7    5             ARCHON GROUP CANADA HOLDINGS, L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
8    6               GS CANADA SPECIALTY LENDING COMPANY                525990 - Other         Halifax                CANADA
                                                                        Financial Vehicles
9    4           ARCHON ACQUISITION, LLC                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
10   4           ARCHON ADMINISTRATIVE SERVICES, L.L.C.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
11   4           ARCHON CAPITAL (NON-POOLING), L.P.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
12   5             ARCAP JPMC2000FL1, L.L.C.                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
13   4           ARCHON GROUP CANADA HOLDINGS, L.P.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
14   4           ARCHON INTERNATIONAL HOLDINGS, L.L.C.                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
15   5             GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD             525990 - Other         Mexico City            MEXICO
                     LIMITADA                                           Financial Vehicles
16   4           ARCHON RESIDENTIAL MANAGEMENT GEN-PAR, INC.            525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
17   5             ARCHON RESIDENTIAL MANAGEMENT, L.P.                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
18   4           ARCHON RESIDENTIAL MANAGEMENT, L.P.                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
19   4           ARCHON THAILAND, LLC                                   525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
20   4           ARCHON/PPM, L.L.C.                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
21   4           AVELO MORTGAGE, L.L.C.                                 522292 - Real          Wilmington    DE       UNITED STATES
                                                                        Estate Credit
22   4           AWH ARCHON GEN-PAR, L.L.C.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
23   5             ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
24   4           BANGKOK CAPITAL ALLIANCE HOLDINGS LLC                  522390 - Other         Irving        TX       UNITED STATES
                                                                        Activities Related
                                                                        to Credit
                                                                        Intermediation
25   4           GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
26   4           GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA      525990 - Other         Mexico City            MEXICO
                                                                        Financial Vehicles
27   4           GSSLG GEN-PAR, L.L.C.                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
28   5             GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
29   2       ARCHON GROUP, L.P.                                         541611 -               Irving        TX       UNITED STATES
                                                                        Administrative
                                                                        Management and
                                                                        General Management
                                                                        Consulting Services
30   2       ARCHON INTERNATIONAL, INC.                                 551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
31   3         ARCHON CAPITAL BANK DEUTSCHLAND GMBH                     522110 -               Hof                    GERMANY
                                                                        Commercial Banking
32   3         ARCHON GROUP DEUTSCHLAND GMBH                            525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
33   4           GSW IMMOBILIEN AG                                      531390 - Other         Berlin                 GERMANY
                                                                        activities related
                                                                        to real estate
34   3         ARCHON GROUP ITALIA, S.R.L.                              523999 -               Milan                  ITALY (OTHER)
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
35   4           SGC S.R.L. SOCIETA GESTIONE CREDITI                    525990 - Other         Milan                  ITALY (OTHER)
                                                                        Financial Vehicles
36   5             SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI       525990 - Other         London                 UNITED KINGDOM
                     S.P.A.                                             Financial Vehicles                            (OTHER)
37   5             SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO              52399 - All Other      Milan                  ITALY (OTHER)
                     CREDITI SRL                                        Financial
                                                                        Investment
                                                                        Activities
38   2       ARIEL CAPITAL REINSURANCE COMPANY, LIMITED                 524130 -               Hamilton               BERMUDA
                                                                        Reinsurance
                                                                        Carriers
39   2       ARROW CORPORATE MEMBER HOLDINGS LLC                        551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
40   3         GOLDMAN SACHS PROPERTY AND CASUALTY                      524298 - All Other     London                 UNITED KINGDOM
                                                                        Insurance Related                             (OTHER)
                                                                        Activities
41   4           ARROW CORPORATE MEMBER LIMITED                         524210 - Insurance     London                 UNITED KINGDOM
                                                                        Agencies and                                  (OTHER)
                                                                        Brokerages
42   2       ARROW REINSURANCE COMPANY, LIMITED                         524130 -               Hamilton               BERMUDA
                                                                        Reinsurance
                                                                        Carriers
43   2       AUGUSTA ADVISORS, L.L.C.                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
44   3         AUGUSTA, L.P.                                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
45   2       BIRCHFIELD ESTATES LTD                                     531120 - Lessors       London                 UNITED KINGDOM
                                                                        of nonresidential                             (OTHER)
                                                                        buildings (except
                                                                        mini warehouses)
46   2       BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.        531390 - Other         New York      NY       UNITED STATES
                                                                        activities related
                                                                        to real estate
47   2       BRIDGE STREET 2011 ADVISORS, L.L.C.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
48   3         BRIDGE STREET 2011, L.P.                                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
49   2       BRIDGE STREET 2011 OFFSHORE ADVISORS, INC.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
50   3         BRIDGE STREET 2011 OFFSHORE, L.P.                        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
51   2       BRIDGE STREET ASIA FUND, L.P.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
52   2       BRIDGE STREET FUND 1996, L.P.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
53   2       BRIDGE STREET FUND 1999, L.P.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
54   3         STONE STREET FUND 1999, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
55   2       BRIDGE STREET FUND 2000, L.P.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
56   3         STONE STREET FUND 2000, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
57   4           EACCESS HOLDINGS L.L.C.                                551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
58   2       BRIDGE STREET REAL ESTATE FUND 1996, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
59   2       BRIDGE STREET REAL ESTATE FUND 1998, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
60   2       BRIDGE STREET REAL ESTATE FUND 1999, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
61   2       BRIDGE STREET REAL ESTATE FUND 2000, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
62   3         STONE STREET REAL ESTATE FUND 2000, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
63   4           WH13/TWENTY-FOUR B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
64   2       BRIDGE STREET SPECIAL OPPORTUNITIES 2000, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
65   3         BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
66   4           EACCESS HOLDINGS L.L.C.                                551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
67   2       BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
68   2       BRIDGEWATER ODC, LLC                                       531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
69   2       BROAD STREET (BEIJING) MANAGEMENT HOLDINGS LLC             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
70   3         GOLDMAN SACHS BROAD STREET (BEIJING) EQUITY INVESTMENT   525990 - Other         Beijing                CHINA, PEOPLES
                 MANAGEMENT CO., LTD.                                   Financial Vehicles                            REPUBLIC OF
71   2       CHX Holdings, Inc.                                         551112 - Offices       Chicago       IL       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
72   3         CHICAGO STOCK EXCHANGE, INC.                             523210 -               Chicago       IL       UNITED STATES
                                                                        Securities and
                                                                        Commodity Exchanges
73   2       CIP 2011 PARTNERS ADVISORS, L.L.C.                         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
74   3         CIP 2011 PARTNERS, L.P.                                  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
75   3         CIP 2011-A PARTNERS, L.P.                                551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
76   2       CIP 2011 PARTNERS OFFSHORE ADVISORS, INC.                  551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
77   3         CIP 2011 PARTNERS OFFSHORE, L.P.                         551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
78   2       COLUMBIA CAPITAL LIFE REINSURANCE COMPANY                  524130 -               Washington    DC       UNITED STATES
                                                                        Reinsurance
                                                                        Carriers
79   3         CHARLESTON CAPITAL REINSURANCE, LLC                      524130 -               Washington    DC       UNITED STATES
                                                                        Reinsurance
                                                                        Carriers

                                                                        TOTAL      TOTAL
                                                                        VOTING     NON-VOTING
ROW                                                                     PERCENTAGE PERCENTAGE
ID   DEPTH LEGAL ENTITY NAME                                            HELD       HELD        COMMENTS
---------------------------------------------------------------------------------------------------------------------
1    1     THE GOLDMAN SACHS GROUP, INC.                                N/A        N/A         Top Entity



2    2       77 WATER STREET MANAGEMENT CO. LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3    2       986 E 181ST ST LIHTC LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4    2       ARCHON GEN-PAR, INC.                                       100        N/A

5    3         ARCHON GROUP, L.P.                                       N/A        N/A         The direct holder is a
                                                                                               General Partner.



6    4           AGCH GEN-PAR, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
7    5             ARCHON GROUP CANADA HOLDINGS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
8    6               GS CANADA SPECIALTY LENDING COMPANY                100        N/A

9    4           ARCHON ACQUISITION, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
10   4           ARCHON ADMINISTRATIVE SERVICES, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
11   4           ARCHON CAPITAL (NON-POOLING), L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
12   5             ARCAP JPMC2000FL1, L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
13   4           ARCHON GROUP CANADA HOLDINGS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
14   4           ARCHON INTERNATIONAL HOLDINGS, L.L.C.                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
15   5             GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD             N/A        N/A         The direct holder is a
                     LIMITADA                                                                  Managing Member.
16   4           ARCHON RESIDENTIAL MANAGEMENT GEN-PAR, INC.            100        N/A

17   5             ARCHON RESIDENTIAL MANAGEMENT, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
18   4           ARCHON RESIDENTIAL MANAGEMENT, L.P.                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
19   4           ARCHON THAILAND, LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
20   4           ARCHON/PPM, L.L.C.                                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
21   4           AVELO MORTGAGE, L.L.C.                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
22   4           AWH ARCHON GEN-PAR, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
23   5             ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
24   4           BANGKOK CAPITAL ALLIANCE HOLDINGS LLC                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


25   4           GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
26   4           GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD LIMITADA      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
27   4           GSSLG GEN-PAR, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
28   5             GOLDMAN SACHS SPECIALTY LENDING GROUP, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
29   2       ARCHON GROUP, L.P.                                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.



30   2       ARCHON INTERNATIONAL, INC.                                 100        N/A


31   3         ARCHON CAPITAL BANK DEUTSCHLAND GMBH                     100        N/A

32   3         ARCHON GROUP DEUTSCHLAND GMBH                            100        N/A

33   4           GSW IMMOBILIEN AG                                      50         N/A


34   3         ARCHON GROUP ITALIA, S.R.L.                              100        N/A




35   4           SGC S.R.L. SOCIETA GESTIONE CREDITI                    100        N/A

36   5             SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI       100        N/A
                     S.P.A.
37   5             SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO              100        N/A
                     CREDITI SRL


38   2       ARIEL CAPITAL REINSURANCE COMPANY, LIMITED                 100        N/A


39   2       ARROW CORPORATE MEMBER HOLDINGS LLC                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

40   3         GOLDMAN SACHS PROPERTY AND CASUALTY                      100        N/A


41   4           ARROW CORPORATE MEMBER LIMITED                         100        N/A         This holding represents
                                                                                               ownership in Redeemable
                                                                                               shares.
42   2       ARROW REINSURANCE COMPANY, LIMITED                         100        N/A


43   2       AUGUSTA ADVISORS, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
44   3         AUGUSTA, L.P.                                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
45   2       BIRCHFIELD ESTATES LTD                                     100        N/A



46   2       BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.        N/A        32


47   2       BRIDGE STREET 2011 ADVISORS, L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
48   3         BRIDGE STREET 2011, L.P.                                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
49   2       BRIDGE STREET 2011 OFFSHORE ADVISORS, INC.                 100        N/A

50   3         BRIDGE STREET 2011 OFFSHORE, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
51   2       BRIDGE STREET ASIA FUND, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
52   2       BRIDGE STREET FUND 1996, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
53   2       BRIDGE STREET FUND 1999, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
54   3         STONE STREET FUND 1999, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
55   2       BRIDGE STREET FUND 2000, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
56   3         STONE STREET FUND 2000, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
57   4           EACCESS HOLDINGS L.L.C.                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

58   2       BRIDGE STREET REAL ESTATE FUND 1996, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
59   2       BRIDGE STREET REAL ESTATE FUND 1998, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
60   2       BRIDGE STREET REAL ESTATE FUND 1999, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
61   2       BRIDGE STREET REAL ESTATE FUND 2000, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
62   3         STONE STREET REAL ESTATE FUND 2000, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
63   4           WH13/TWENTY-FOUR B.V.                                  100        N/A

64   2       BRIDGE STREET SPECIAL OPPORTUNITIES 2000, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
65   3         BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
66   4           EACCESS HOLDINGS L.L.C.                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

67   2       BRIDGE STREET SPECIAL OPPORTUNITIES FUND 2000, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
68   2       BRIDGEWATER ODC, LLC                                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

69   2       BROAD STREET (BEIJING) MANAGEMENT HOLDINGS LLC             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
70   3         GOLDMAN SACHS BROAD STREET (BEIJING) EQUITY INVESTMENT   100        N/A
                 MANAGEMENT CO., LTD.
71   2       CHX Holdings, Inc.                                         26         N/A


72   3         CHICAGO STOCK EXCHANGE, INC.                             100        N/A


73   2       CIP 2011 PARTNERS ADVISORS, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

74   3         CIP 2011 PARTNERS, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.

75   3         CIP 2011-A PARTNERS, L.P.                                N/A        N/A         The direct holder is a
                                                                                               General Partner.

76   2       CIP 2011 PARTNERS OFFSHORE ADVISORS, INC.                  100        N/A


77   3         CIP 2011 PARTNERS OFFSHORE, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.

78   2       COLUMBIA CAPITAL LIFE REINSURANCE COMPANY                  100        N/A


79   3         CHARLESTON CAPITAL REINSURANCE, LLC                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.

80   2       COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY            524113 - Direct        Southborough  MA       UNITED STATES
                                                                        Life Insurance
                                                                        Carriers
81   3         FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY         524113 - Direct        Southborough  MA       UNITED STATES
                                                                        Life Insurance
                                                                        Carriers
82   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      Wilmington    DE       UNITED STATES
                 CORE FIXED INCOME FUND                                 Investment Funds
83   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      New York      NY       UNITED STATES
                 EQUITY INDEX FUND                                      Investment Funds
84   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      New York      NY       UNITED STATES
                 GOVERNMENT INCOME FUND                                 Investment Funds
85   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      Wilmington    DE       UNITED STATES
                 GROWTH OPPORTUNITIES FUND                              Investment Funds
86   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      Wilmington    DE       UNITED STATES
                 MID CAP VALUE FUND                                     Investment Funds
87   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      New York      NY       UNITED STATES
                 MONEY MARKET FUND                                      Investment Funds
88   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      New York      NY       UNITED STATES
                 STRATEGIC GROWTH FUND                                  Investment Funds
89   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      New York      NY       UNITED STATES
                 STRATEGIC INTERNATIONAL EQUITY FUND                    Investment Funds
90   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   525910 - Open-End      Wilmington    DE       UNITED STATES
                 STRUCTURED U.S. EQUITY FUND                            Investment Funds
91   2       CREDIT AND ASSET REPACKAGING VEHICLE CORPORATION           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
92   2       DIRECT EDGE HOLDINGS LLC                                   551112 - Offices       Jersey City   NJ       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
93   3         DIRECT EDGE ECN LLC                                      523120 -               Jersey City   NJ       UNITED STATES
                                                                        Securities
                                                                        Brokerage
94   3         DIRECT EDGE, INC.                                        523210 -               Jersey City   NJ       UNITED STATES
                                                                        Securities and
                                                                        Commodity Exchanges
95   4           EDGA EXCHANGE, INC.                                    523210 -               Jersey City   NJ       UNITED STATES
                                                                        Securities and
                                                                        Commodity Exchanges
96   4           EDGX EXCHANGE, INC.                                    523210 -               Jersey City   NJ       UNITED STATES
                                                                        Securities and
                                                                        Commodity Exchanges
97   2       EASTPORT CAPITAL CORP.                                     524298 - All Other     NEW YORK      NY       UNITED STATES
                                                                        Insurance Related
                                                                        Activities
98   3         EPF FINANCIAL, LLC                                       524298 - All Other     NEW YORK      NY       UNITED STATES
                                                                        Insurance Related
                                                                        Activities
99   2       ELQ HOLDINGS (DEL) LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
100  3         ELQ HOLDINGS (UK) LTD                                    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
101  4           ELQ INVESTORS II LTD                                   525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
102  5             VESTRA WEALTH LLP                                    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
103  6               VESTRA ASSET MANAGEMENT LTD.                       525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
104  6               VESTRA CAPITAL LIMITED                             525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
105  6               VESTRA INVESTMENTS LTD                             525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
106  6               VESTRA NOMINEES LIMITED                            525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
107  6               VESTRA SOLUTIONS LIMITED                           525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
108  6               VESTRA WEALTH (JERSEY) LIMITED                     525990 - Other         St Helier              JERSEY
                                                                        Financial Vehicles
109  6               VESTRA WEALTH (JERSEY) NOMINEES LIMITED            525990 - Other         St Helier              JERSEY
                                                                        Financial Vehicles
110  6               VESTRA WEALTH LIMITED                              525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
111  4           ELQ INVESTORS III LTD                                  525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
112  2       EPOCH SECURITIES, INC.                                     523110 -               Southborough  MA       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
113  2       EQUILEND HOLDINGS LLC                                      551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
114  3         EQUILEND CANADA CORP.                                    523120 -               Ontario                CANADA
                                                                        Securities
                                                                        Brokerage
115  3         EQUILEND EUROPE LIMITED                                  523120 -               London                 UNITED KINGDOM
                                                                        Securities                                    (OTHER)
                                                                        Brokerage
116  3         EQUILEND LLC                                             523120 -               New York      NY       UNITED STATES
                                                                        Securities
                                                                        Brokerage
117  2       ESSENT GROUP LTD.                                          551112 - Offices       Hamilton               BERMUDA
                                                                        of Other Holding
                                                                        Companies
118  3         ESSENT REINSURANCE LTD.                                  524130 -               Hamilton               BERMUDA
                                                                        Reinsurance
                                                                        Carriers
119  3         ESSENT US HOLDINGS, INC.                                 551112 - Offices       Radnor        PA       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
120  4           CUW SOLUTIONS, LLC                                     525990 - Other         Radnor        PA       UNITED STATES
                                                                        Financial Vehicles
121  4           ESSENT GUARANTY OF PA, INC.                            524126 - Direct        Radnor        PA       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
122  4           ESSENT GUARANTY, INC.                                  524126 - Direct        Radnor        PA       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
123  5               ESSENT SOLUTIONS, LLC                              561499 - All Other     Radnor        PA       UNITED STATES
                                                                        Business Support
                                                                        Services
124  2       FBDC ADVISORS OFFSHORE, INC.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
125  3         FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
126  3         FBDC INVESTORS OFFSHORE, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
127  4           FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
128  2       FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
129  2       FEDERAL BOULEVARD, L.L.C.                                  531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
130  2       FRANKLIN HOLDINGS (BERMUDA), LTD.                          525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
131  2       FREEDOMPAY, INC.                                           525990 - Other         Newtown       PA       UNITED STATES
                                                                        Financial Vehicles     Square
132  2       GCN CE HOLDINGS CORPORATION                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
133  2       GOLDMAN SACHS (AO) L.L.C.                                  523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
134  2       GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.               551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
135  3         GOLDMAN SACHS HOLDINGS (HONG KONG) LIMITED               551112 - Offices       Central                HONG KONG
                                                                        of Other Holding
                                                                        Companies
136  4           GOLDMAN SACHS (ASIA) FINANCE                           523110 -               Ebene                  MAURITIUS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
137  5             GOLDMAN SACHS (INDIA) SECURITIES PRIVATE             523110 -               Mumbai                 INDIA (OTHER)
                     LIMITED                                            Investment Banking
                                                                        and Securities
                                                                        Dealing
138  5             GOLDMAN SACHS STRUCTURED PRODUCTS (ASIA)             523110 -               George Town            CAYMAN ISLANDS
                     LIMITED                                            Investment Banking
                                                                        and Securities
                                                                        Dealing
139  4           GOLDMAN SACHS (ASIA) L.L.C.                            523110 -               Central                HONG KONG
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
140  5             GOLDMAN SACHS GAO HUA SECURITIES COMPANY             523110 -               Beijing                CHINA, PEOPLES
                     LIMITED                                            Investment Banking                            REPUBLIC OF
                                                                        and Securities
                                                                        Dealing
141  4           GOLDMAN SACHS (ASIA) SECURITIES LIMITED                523120 -               Hong Kong              HONG KONG
                                                                        Securities
                                                                        Brokerage
142  4           GOLDMAN SACHS (HONG KONG) COMPANY LIMITED              525990 - Other         Hong Kong              HONG KONG
                                                                        Financial Vehicles
143  5             KPL FUNDING LIMITED                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
144  4           GOLDMAN SACHS (LABUAN) INVESTMENT BANK LIMITED         523110 -               Federal                MALAYSIA
                                                                        Investment Banking     Territory of           (OTHER)
                                                                        and Securities         Labuan
                                                                        Dealing
145  4           GOLDMAN SACHS FOREIGN EXCHANGE (SINGAPORE) PTE.        551112 - Offices       Singapore              SINGAPORE
                                                                        of Other Holding
                                                                        Companies
146  5             GOLDMAN SACHS (SINGAPORE) PTE                        523110 -               Singapore              SINGAPORE
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
147  5             GOLDMAN SACHS FUTURES PTE LTD                        523999 -               Singapore              SINGAPORE
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
148  5             GOLDMAN SACHS INDIA INVESTMENTS (SINGAPORE)          523110 -               Singapore              SINGAPORE
                     PTE. LTD.                                          Investment Banking
                                                                        and Securities
                                                                        Dealing
149  5             GOLDMAN SACHS REALTY ASIA PACIFIC PTE. LTD.          551114 -               Singapore              SINGAPORE
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
150  5             J. ARON & COMPANY (SINGAPORE) PTE.                   523130 - Commodity     Singapore              SINGAPORE
                                                                        Contracts Dealing
151  4           GOLDMAN SACHS FUTURES (ASIA) LIMITED                   523140 - Commodity     Central                HONG KONG
                                                                        Contracts Brokerage
152  4           Goldman Sachs (Malaysia) Sdn. Bhd.                     523110 -               Kuala Lumpur           MALAYSIA
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
153  2       GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                     551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
154  3         ELBE FUNDING LIMITED                                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
155  4           RHYS TRUST                                             523991 - Trust,        Saint Helier           JERSEY
                                                                        Fiduciary, and
                                                                        Custody Activities
156  5             SAPIEN LIMITED                                       525990 - Other         Saint Helier           JERSEY
                                                                        Financial Vehicles
157  6               SARGASSO LIMITED                                   525990 - Other         Saint Helier           JERSEY
                                                                        Financial Vehicles
158  3         GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                      551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
159  4           BEESTON INVESTMENTS LIMITED                            523110 -               George Town            CAYMAN ISLANDS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
160  3         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.             551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
161  3         GOLDMAN SACHS (CAYMAN) TRUST, LIMITED                    525990 - Other         Camana Bay             CAYMAN ISLANDS
                                                                        Financial Vehicles
162  3         GOLDMAN SACHS AG                                         522110 -               Frankfurt am           GERMANY
                                                                        Commercial Banking     Main
163  4           GOLDMAN, SACHS & CO. BETEILIGUNGS GMBH                 551112 - Offices       Frankfurt am           GERMANY
                                                                        of Other Holding       Main
                                                                        Companies

80   2       COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY            100        N/A


81   3         FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY         100        N/A


82   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   100        N/A
                 CORE FIXED INCOME FUND
83   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   100        N/A
                 EQUITY INDEX FUND
84   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   100        N/A
                 GOVERNMENT INCOME FUND
85   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   100        N/A
                 GROWTH OPPORTUNITIES FUND
86   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   13         N/A
                 MID CAP VALUE FUND
87   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   100        N/A
                 MONEY MARKET FUND
88   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   61         N/A
                 STRATEGIC GROWTH FUND
89   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   46         N/A
                 STRATEGIC INTERNATIONAL EQUITY FUND
90   3         GOLDMAN SACHS VARIABLE INSURANCE TRUST - GOLDMAN SACHS   24         N/A
                 STRUCTURED U.S. EQUITY FUND
91   2       CREDIT AND ASSET REPACKAGING VEHICLE CORPORATION           100        N/A

92   2       DIRECT EDGE HOLDINGS LLC                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

93   3         DIRECT EDGE ECN LLC                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.

94   3         DIRECT EDGE, INC.                                        100        N/A


95   4           EDGA EXCHANGE, INC.                                    100        N/A


96   4           EDGX EXCHANGE, INC.                                    100        N/A


97   2       EASTPORT CAPITAL CORP.                                     100        N/A


98   3         EPF FINANCIAL, LLC                                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

99   2       ELQ HOLDINGS (DEL) LLC                                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
100  3         ELQ HOLDINGS (UK) LTD                                    100        100

101  4           ELQ INVESTORS II LTD                                   100        N/A

102  5             VESTRA WEALTH LLP                                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
103  6               VESTRA ASSET MANAGEMENT LTD.                       100        N/A

104  6               VESTRA CAPITAL LIMITED                             100        N/A

105  6               VESTRA INVESTMENTS LTD                             100        N/A

106  6               VESTRA NOMINEES LIMITED                            100        N/A

107  6               VESTRA SOLUTIONS LIMITED                           100        N/A

108  6               VESTRA WEALTH (JERSEY) LIMITED                     100        N/A

109  6               VESTRA WEALTH (JERSEY) NOMINEES LIMITED            100        N/A

110  6               VESTRA WEALTH LIMITED                              100        N/A

111  4           ELQ INVESTORS III LTD                                  100        N/A

112  2       EPOCH SECURITIES, INC.                                     100        N/A



113  2       EQUILEND HOLDINGS LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

114  3         EQUILEND CANADA CORP.                                    100        N/A


115  3         EQUILEND EUROPE LIMITED                                  100        N/A


116  3         EQUILEND LLC                                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

117  2       ESSENT GROUP LTD.                                          28         N/A


118  3         ESSENT REINSURANCE LTD.                                  100        N/A


119  3         ESSENT US HOLDINGS, INC.                                 100        N/A


120  4           CUW SOLUTIONS, LLC                                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
121  4           ESSENT GUARANTY OF PA, INC.                            100        N/A



122  4           ESSENT GUARANTY, INC.                                  100        N/A



123  5               ESSENT SOLUTIONS, LLC                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

124  2       FBDC ADVISORS OFFSHORE, INC.                               100        N/A

125  3         FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
126  3         FBDC INVESTORS OFFSHORE, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
127  4           FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
128  2       FBDC INVESTORS OFFSHORE HOLDINGS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
129  2       FEDERAL BOULEVARD, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

130  2       FRANKLIN HOLDINGS (BERMUDA), LTD.                          20         N/A

131  2       FREEDOMPAY, INC.                                           32         N/A

132  2       GCN CE HOLDINGS CORPORATION                                100        N/A

133  2       GOLDMAN SACHS (AO) L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


134  2       GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

135  3         GOLDMAN SACHS HOLDINGS (HONG KONG) LIMITED               100        N/A


136  4           GOLDMAN SACHS (ASIA) FINANCE                           100        N/A



137  5             GOLDMAN SACHS (INDIA) SECURITIES PRIVATE             100        N/A
                     LIMITED


138  5             GOLDMAN SACHS STRUCTURED PRODUCTS (ASIA)             100        N/A
                     LIMITED


139  4           GOLDMAN SACHS (ASIA) L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


140  5             GOLDMAN SACHS GAO HUA SECURITIES COMPANY             N/A        N/A         The direct holder is a
                     LIMITED                                                                   Non-Managing Member.


141  4           GOLDMAN SACHS (ASIA) SECURITIES LIMITED                100        N/A


142  4           GOLDMAN SACHS (HONG KONG) COMPANY LIMITED              100        N/A

143  5             KPL FUNDING LIMITED                                  100        N/A

144  4           GOLDMAN SACHS (LABUAN) INVESTMENT BANK LIMITED         100        N/A



145  4           GOLDMAN SACHS FOREIGN EXCHANGE (SINGAPORE) PTE.        100        N/A


146  5             GOLDMAN SACHS (SINGAPORE) PTE                        79         N/A



147  5             GOLDMAN SACHS FUTURES PTE LTD                        100        N/A




148  5             GOLDMAN SACHS INDIA INVESTMENTS (SINGAPORE)          100        N/A
                     PTE. LTD.


149  5             GOLDMAN SACHS REALTY ASIA PACIFIC PTE. LTD.          100        N/A




150  5             J. ARON & COMPANY (SINGAPORE) PTE.                   100        N/A

151  4           GOLDMAN SACHS FUTURES (ASIA) LIMITED                   100        N/A

152  4           Goldman Sachs (Malaysia) Sdn. Bhd.                     100        N/A



153  2       GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                     100        N/A


154  3         ELBE FUNDING LIMITED                                     100        N/A

155  4           RHYS TRUST                                             N/A        N/A         The direct holder is a
                                                                                               Trustee.

156  5             SAPIEN LIMITED                                       100        N/A

157  6               SARGASSO LIMITED                                   100        N/A

158  3         GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

159  4           BEESTON INVESTMENTS LIMITED                            100        N/A



160  3         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

161  3         GOLDMAN SACHS (CAYMAN) TRUST, LIMITED                    100        N/A

162  3         GOLDMAN SACHS AG                                         100        N/A

163  4           GOLDMAN, SACHS & CO. BETEILIGUNGS GMBH                 100        N/A


164  5             Goldman Sachs Gives gemeinnutzige GmbH               523991 - Trust,        Frankfurt am           GERMANY
                                                                        Fiduciary, and         Main
                                                                        Custody Activities
165  4           GOLDMAN, SACHS & CO. VERWALTUNGS GMBH                  525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
166  5             EACCESS HOLDINGS L.L.C.                              551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
167  5             GS CAPITAL PARTNERS 2000 GMBH & CO.                  525990 - Other         Berlin                 GERMANY
                     BETEILIGUNGS KG                                    Financial Vehicles
168  6               FS Invest S.a r.l.                                 525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
169  6               GS 2000-I, L.L.C.                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
170  7                   GOLDMAN SACHS 1, L.P.                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
171  7                   GOLDMAN SACHS 5, L.P.                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
172  6               GSCP 2000 GMBH CCH HOLDING I                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
173  7                 GSCP 2000 GERMANY CEBRIDGE HOLDINGS              525990 - Other         Wilmington    DE       UNITED STATES
                         CORP.                                          Financial Vehicles
174  7                 GSCP 2000 GMBH CCH HOLDING, L.P.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
175  8                   CEQUEL COMMUNICATIONS HOLDINGS, LLC            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
176  6               GSCP 2000 GMBH CCH HOLDING II                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
177  7                 GSCP 2000 GMBH CCH HOLDING, L.P.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
178  6               GSCP GMBH CEBRIDGE HOLDING CORP. II                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
179  4           GOLDMAN, SACHS MANAGEMENT GP GMBH                      525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
180  5             GS CAPITAL PARTNERS 2000 GMBH & CO.                  525990 - Other         Berlin                 GERMANY
                     BETEILIGUNGS KG                                    Financial Vehicles
181  5             GS CAPITAL PARTNERS V GMBH & CO. KG                  525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
182  6               ALCHEMY HOLDING S.A.R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
183  7                 Nybrojarl New1 AB                                525990 - Other         Stockholm              SWEDEN
                                                                        Financial Vehicles
184  8                   AHLSELL AB (PUBL)                              525990 - Other         Mumbai                 INDIA (OTHER)
                                                                        Financial Vehicles
185  9                     Nybrojarl New3 AB                            525990 - Other         Stockholm              SWEDEN
                                                                        Financial Vehicles
186  10                      NYBROJARL HOLDING AB                       525990 - Other         Stockholm              SWEDEN
                                                                        Financial Vehicles
187  11                          NYBROJARL INVEST AB                    525990 - Other         Stockholm              SWEDEN
                                                                        Financial Vehicles
188  12                            Ahlsell Group AB                     525990 - Other         Stockholm              SWEDEN
                                                                        Financial Vehicles
189  6               ARAMARK HOLDINGS CORPORATION                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
190  6               ATHENA PIKCO LUX S.A R.L.                          525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
191  7                 PRYSMIAN (LUX) S.A R.L.                          525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
192  6               DEJAKOO CAYMAN I CORP.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
193  7                 GS DEJAKOO, L.L.C.                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
194  6               EDUCATION MANAGEMENT CORPORATION                   525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
195  6               FS Invest S.a r.l.                                 525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
196  6               GOLDMAN SACHS CAPITAL PARTNERS V-II FUND,          525990 - Other         George Town            CAYMAN ISLANDS
                       L.P.                                             Financial Vehicles
197  7                 GOLDMAN SACHS 1, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
198  7                 GOLDMAN SACHS 2, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
199  7                 GOLDMAN SACHS 3, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
200  7                 GOLDMAN SACHS 4, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
201  7                 GOLDMAN SACHS 5, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
202  6               GRE OCNS HOLDINGS                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
203  7                 OCNS CAYMAN GP                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
204  8                   OCNS CAYMAN, L.P.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
205  6               GS Lux Management Services S.a r.l.                525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
206  6               GSCP V EDMC GP, L.L.C.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
207  7                 GSCP V EDMC HOLDINGS, L.P.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
208  8                   EDUCATION MANAGEMENT CORPORATION               525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
209  6               GSCP V EDMC HOLDINGS, L.P.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
210  6               GSCP V GERMANY CEBRIDGE HOLDINGS CORP.             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
211  7                 GSCP V GERMANY CEBRIDGE HOLDINGS, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
212  8                   CEQUEL COMMUNICATIONS HOLDINGS, LLC            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
213  6               GSCP V GERMANY KNIGHT HOLDINGS CORP.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
214  7                 GSCP V GERMANY KNIGHT HOLDINGS, L.P.             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
215  8                   Kinder Morgan Holdco LLC                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
216  6               GSCP V GMBH KNIGHT HOLDINGS                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
217  7                 GSCP V GERMANY KNIGHT HOLDINGS, L.P.             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
218  6               MULBERRY HOLDINGS I, LLC                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
219  7                 HEALTHMARKETS, INC.                              524114 - Direct        North         TX       UNITED STATES
                                                                        Health and Medical     Richland Hills
                                                                        Insurance Carriers
220  6               PVF HOLDINGS LLC                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
221  6               SEVRES II S.A.R.L.                                 525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
222  7                 MEDIANNUAIRE HOLDING                             525990 - Other         Paris                  FRANCE (OTHER)
                                                                        Financial Vehicles
223  6               SUNGARD CAPITAL CORP.                              51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
224  7                 SUNGARD CAPITAL CORP. II                         51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
225  6               SUPERLIFT HOLDING S.A R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
226  6               UES OCNS HOLDINGS                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
227  7                 OCNS CAYMAN GP                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
228  4           GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG    525990 - Other         Berlin                 GERMANY
                                                                        Financial Vehicles
229  4           GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW             525990 - Other         Berlin                 GERMANY
                   PARTNERSHIP                                          Financial Vehicles
230  4           GSCP III MANAGING PARTNER AG & CO. KG                  551112 - Offices       Frankfurt am           GERMANY
                                                                        of Other Holding       Main
                                                                        Companies
231  5             GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW          525990 - Other         Frankfurt am           GERMANY
                     PARTNERSHIP                                        Financial Vehicles     Main
232  3         GOLDMAN SACHS GLOBAL SERVICES II LIMITED                 541990 - All Other     George Town            CAYMAN ISLANDS
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
233  4           GOLDMAN SACHS SERVICES (B.V.I.) LIMITED                54121 -                Tortola                BRITISH VIRGIN
                                                                        Accounting, Tax                               ISLANDS
                                                                        Preparation,
                                                                        Bookkeeping and
                                                                        Payroll Services
234  3         HILLTOP INVESTMENTS LIMITED                              523110 -               George Town            CAYMAN ISLANDS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
235  3         LORRAINE FUNDING LIMITED                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
236  4           CHILTERN TRUST                                         523991 - Trust,        Saint Helier           JERSEY
                                                                        Fiduciary, and
                                                                        Custody Activities
237  2       GOLDMAN SACHS (CHINA) L.L.C.                               551114 -               New York      NY       UNITED STATES
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
238  2       GOLDMAN SACHS (NETHERLANDS) B.V.                           525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
239  3         GOLDMAN SACHS GESTION S.G.I.I.C. S.A.                    523930 -               Madrid                 SPAIN
                                                                        Investment Advice
240  2       GOLDMAN SACHS (UK) L.L.C.                                  551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
241  3         GOLDMAN SACHS BANK (EUROPE) PLC                          522110 -               Dublin                 IRELAND
                                                                        Commercial Banking
242  3         GOLDMAN SACHS GROUP HOLDINGS (U.K.)                      551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
243  4           AMAGANSETT FINANCING LIMITED                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
244  4           FLEET TRADE & TRANSPORT LIMITED                        523130 - Commodity     London                 UNITED KINGDOM
                                                                        Contracts Dealing                             (OTHER)
245  4           GOLDMAN SACHS (MONACO) S.A.M.                          523930 -               Monaco                 MONACO
                                                                        Investment Advice
246  4           GOLDMAN SACHS (RUSSIA)                                 523110 -               London                 UNITED KINGDOM
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
247  4           GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL           523920 - Portfolio     London                 UNITED KINGDOM
                                                                        Management                                    (OTHER)

164  5             Goldman Sachs Gives gemeinnutzige GmbH               100        N/A


165  4           GOLDMAN, SACHS & CO. VERWALTUNGS GMBH                  100        N/A

166  5             EACCESS HOLDINGS L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

167  5             GS CAPITAL PARTNERS 2000 GMBH & CO.                  N/A        N/A         The direct holder is a
                     BETEILIGUNGS KG                                                           Limited Partner.
168  6               FS Invest S.a r.l.                                 44         N/A

169  6               GS 2000-I, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
170  7                   GOLDMAN SACHS 1, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
171  7                   GOLDMAN SACHS 5, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
172  6               GSCP 2000 GMBH CCH HOLDING I                       100        N/A

173  7                 GSCP 2000 GERMANY CEBRIDGE HOLDINGS              100        N/A
                         CORP.
174  7                 GSCP 2000 GMBH CCH HOLDING, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
175  8                   CEQUEL COMMUNICATIONS HOLDINGS, LLC            37         N/A

176  6               GSCP 2000 GMBH CCH HOLDING II                      100        N/A

177  7                 GSCP 2000 GMBH CCH HOLDING, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
178  6               GSCP GMBH CEBRIDGE HOLDING CORP. II                100        N/A

179  4           GOLDMAN, SACHS MANAGEMENT GP GMBH                      100        N/A

180  5             GS CAPITAL PARTNERS 2000 GMBH & CO.                  N/A        N/A         The direct holder is a
                     BETEILIGUNGS KG                                                           General Partner.
181  5             GS CAPITAL PARTNERS V GMBH & CO. KG                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
182  6               ALCHEMY HOLDING S.A.R.L.                           99         96

183  7                 Nybrojarl New1 AB                                100        N/A

184  8                   AHLSELL AB (PUBL)                              100        N/A

185  9                     Nybrojarl New3 AB                            100        N/A

186  10                      NYBROJARL HOLDING AB                       100        N/A

187  11                          NYBROJARL INVEST AB                    100        N/A

188  12                            Ahlsell Group AB                     100        N/A

189  6               ARAMARK HOLDINGS CORPORATION                       20         N/A

190  6               ATHENA PIKCO LUX S.A R.L.                          100        N/A

191  7                 PRYSMIAN (LUX) S.A R.L.                          100        N/A

192  6               DEJAKOO CAYMAN I CORP.                             100        N/A

193  7                 GS DEJAKOO, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
194  6               EDUCATION MANAGEMENT CORPORATION                   42         N/A

195  6               FS Invest S.a r.l.                                 44         N/A

196  6               GOLDMAN SACHS CAPITAL PARTNERS V-II FUND,          N/A        N/A         The direct holder is a
                       L.P.                                                                    Limited Partner.
197  7                 GOLDMAN SACHS 1, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
198  7                 GOLDMAN SACHS 2, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
199  7                 GOLDMAN SACHS 3, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
200  7                 GOLDMAN SACHS 4, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
201  7                 GOLDMAN SACHS 5, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
202  6               GRE OCNS HOLDINGS                                  100        N/A

203  7                 OCNS CAYMAN GP                                   70         N/A

204  8                   OCNS CAYMAN, L.P.                              N/A        N/A         The direct holder is a
                                                                                               General Partner.
205  6               GS Lux Management Services S.a r.l.                100        N/A

206  6               GSCP V EDMC GP, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
207  7                 GSCP V EDMC HOLDINGS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
208  8                   EDUCATION MANAGEMENT CORPORATION               42         N/A

209  6               GSCP V EDMC HOLDINGS, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
210  6               GSCP V GERMANY CEBRIDGE HOLDINGS CORP.             100        N/A

211  7                 GSCP V GERMANY CEBRIDGE HOLDINGS, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
212  8                   CEQUEL COMMUNICATIONS HOLDINGS, LLC            37         N/A

213  6               GSCP V GERMANY KNIGHT HOLDINGS CORP.               100        N/A

214  7                 GSCP V GERMANY KNIGHT HOLDINGS, L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
215  8                   Kinder Morgan Holdco LLC                       25         N/A

216  6               GSCP V GMBH KNIGHT HOLDINGS                        100        N/A

217  7                 GSCP V GERMANY KNIGHT HOLDINGS, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
218  6               MULBERRY HOLDINGS I, LLC                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
219  7                 HEALTHMARKETS, INC.                              20         N/A


220  6               PVF HOLDINGS LLC                                   63         N/A

221  6               SEVRES II S.A.R.L.                                 73         73

222  7                 MEDIANNUAIRE HOLDING                             29         N/A

223  6               SUNGARD CAPITAL CORP.                              10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


224  7                 SUNGARD CAPITAL CORP. II                         100        N/A



225  6               SUPERLIFT HOLDING S.A R.L.                         44         N/A

226  6               UES OCNS HOLDINGS                                  99         N/A

227  7                 OCNS CAYMAN GP                                   70         N/A

228  4           GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
229  4           GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW             N/A        N/A         The direct holder is a
                   PARTNERSHIP                                                                 Managing Member.
230  4           GSCP III MANAGING PARTNER AG & CO. KG                  N/A        N/A         The direct holder is a
                                                                                               General Partner.

231  5             GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW          N/A        N/A         The direct holder is a
                     PARTNERSHIP                                                               General Partner.
232  3         GOLDMAN SACHS GLOBAL SERVICES II LIMITED                 100        N/A



233  4           GOLDMAN SACHS SERVICES (B.V.I.) LIMITED                100        N/A




234  3         HILLTOP INVESTMENTS LIMITED                              100        N/A



235  3         LORRAINE FUNDING LIMITED                                 100        N/A

236  4           CHILTERN TRUST                                         N/A        N/A         The direct holder is a
                                                                                               Trustee.

237  2       GOLDMAN SACHS (CHINA) L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.



238  2       GOLDMAN SACHS (NETHERLANDS) B.V.                           100        N/A

239  3         GOLDMAN SACHS GESTION S.G.I.I.C. S.A.                    100        N/A

240  2       GOLDMAN SACHS (UK) L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

241  3         GOLDMAN SACHS BANK (EUROPE) PLC                          100        N/A

242  3         GOLDMAN SACHS GROUP HOLDINGS (U.K.)                      100        N/A         This holding represents
                                                                                               ownership in Preferred
                                                                                               shares.
243  4           AMAGANSETT FINANCING LIMITED                           100        N/A

244  4           FLEET TRADE & TRANSPORT LIMITED                        100        N/A

245  4           GOLDMAN SACHS (MONACO) S.A.M.                          99         N/A

246  4           GOLDMAN SACHS (RUSSIA)                                 99         N/A



247  4           GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL           100        N/A         This holding represents
                                                                                               ownership in Ordinary B
                                                                                               shares.

248  5             AUSTRALIA ENHANCED INCOME II MASTER COMPANY          525990 - Other         Dublin                 IRELAND
                     (IRELAND) LIMITED                                  Financial Vehicles


249  5             GOLDMAN SACHS ASIA HIGH YIELD BOND FX SUB-TRUST      525910 - Open-End      London                 UNITED KINGDOM
                                                                        Investment Funds                              (OTHER)


250  5             GOLDMAN SACHS ASIA PORTFOLIO (A SUBFUND OF           525910 - Open-End      Luxembourg             LUXEMBOURG
                     GOLDMAN SACHS FUNDS)                               Investment Funds


251  5             GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II      525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


252  5             GOLDMAN SACHS BANK (EUROPE) PLC                      522110 -               Dublin                 IRELAND
                                                                        Commercial Banking
253  5             GOLDMAN SACHS BLENDED CURRENCY FUND (A SUBFUND       525910 - Open-End      Dublin                 IRELAND
                     OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)          Investment Funds


254  6               GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC        525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
255  5             GOLDMAN SACHS BRICS EQUITY PASSIVE FUND  (A          525910 - Open-End      Dublin                 IRELAND
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)  Investment Funds


256  5             GOLDMAN SACHS BRICS PORTFOLIO (A SUBFUND OF          525910 - Open-End      Luxembourg             LUXEMBOURG
                     GOLDMAN SACHS FUNDS)                               Investment Funds


257  5             GOLDMAN SACHS CHINA OPPORTUNITY PORTFOLIO (A         525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


258  5             GOLDMAN SACHS COMMODITIES ALPHA PORTFOLIO (A         525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


259  5             GOLDMAN SACHS CORPORATE CREDIT INVESTMENT            525910 - Open-End      Dublin                 IRELAND
                     FUND   (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL   Investment Funds
                       FUNDS II PLC)

260  6               CCIF LOANS LIMITED                                 525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
261  5             GOLDMAN SACHS DEDICATED INVESTMENT FUND   (A         525910 - Open-End      Dublin                 IRELAND
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)  Investment Funds


262  5             GOLDMAN SACHS EMERGING MARKET BOND PLUS              525910 - Open-End      George Town            CAYMAN ISLANDS
                     SUB-TRUST                                          Investment Funds


263  5             GOLDMAN SACHS EMERGING MARKETS CORE EQUITY           525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


264  5             GOLDMAN SACHS EMERGING MARKETS CORPORATE BOND        525910 - Open-End      Luxembourg             LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)     Investment Funds


265  5             GOLDMAN SACHS EMERGING MARKETS DEBT LOCAL            525910 - Open-End      Dublin                 IRELAND
                     FEEDER (A SUBFUND OF GOLDMAN SACHS GLOBAL FUNDS)   Investment Funds


266  5             GOLDMAN SACHS EURO FIXED INCOME PLUS PORTFOLIO       525910 - Open-End      Luxembourg             LUXEMBOURG
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                 Investment Funds


267  5             GOLDMAN SACHS EURO GOVERNMENT LIQUID RESERVES        525910 - Open-End      Dublin                 IRELAND
                     FUND (A SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)  Investment Funds


268  5             GOLDMAN SACHS EURO LIQUID RESERVES FUND, A           525910 - Open-End      Dublin                 IRELAND
                     SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC          Investment Funds


269  5             GOLDMAN SACHS EURO MONEY MARKET FUND  (A             525910 - Open-End      Dublin                 IRELAND
                     SUB-FUND OF GOLDMAN SACHS MONEY MARKET FUNDS)      Investment Funds


270  5             GOLDMAN SACHS EUROPE AGGREGATE BOND PORTFOLIO        525910 - Open-End      Luxembourg             LUXEMBOURG
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                 Investment Funds


271  5             GOLDMAN SACHS EUROPE CONCENTRATED EQUITY             525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


272  5             GOLDMAN SACHS EUROPE CORE EQUITY PORTFOLIO (A        525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


273  5             GOLDMAN SACHS EUROPE CORE FLEX PORTFOLIO (A          525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


274  5             GOLDMAN SACHS EUROPE PORTFOLIO (A SUBFUND OF         525910 - Open-End      Luxembourg             LUXEMBOURG
                     GOLDMAN SACHS FUNDS)                               Investment Funds


275  5             GOLDMAN SACHS FCP - US ENHANCED CORE EQUITY          525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO                                          Investment Funds


276  5             GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC          525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


277  5             GOLDMAN SACHS GBP LIBOR TRACKER - 3 MONTHS           525910 - Open-End      Dublin                 IRELAND
                     FUND  (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL    Investment Funds
                     FUNDS PLC)

278  5             GOLDMAN SACHS GLOBAL CORE EQUITY PORTFOLIO (A        525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


279  5             GOLDMAN SACHS GLOBAL CORPORATE FUND 1 (IN            525910 - Open-End      George Town            CAYMAN ISLANDS
                     JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)  Investment Funds


280  5             GOLDMAN SACHS GLOBAL CORPORATE FUND 2 (IN            525910 - Open-End      George Town            CAYMAN ISLANDS
                     JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)  Investment Funds


281  5             GOLDMAN SACHS GLOBAL CORPORATE MARKET CYCLE          525910 - Open-End      Dublin                 IRELAND
                     FUND (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL     Investment Funds
                     FUNDS PLC)

282  5             GOLDMAN SACHS GLOBAL CORPORATE PORTFOLIO             525910 - Open-End      Luxembourg             LUXEMBOURG
                     (HEDGED) (A SUBFUND OF GOLDMAN SACHS FUNDS)        Investment Funds


283  5             GOLDMAN SACHS GLOBAL CREDIT PORTFOLIO (HEDGED)       525910 - Open-End      Luxembourg             LUXEMBOURG
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                 Investment Funds


284  5             GOLDMAN SACHS GLOBAL CURRENCY FUND                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


285  5             GOLDMAN SACHS GLOBAL CURRENCY FUND - DOLLAR          525910 - Open-End      Dublin                 IRELAND
                     PLUS                                               Investment Funds


286  5             GOLDMAN SACHS GLOBAL CURRENCY FUND - EURO PLUS       525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


287  5             GOLDMAN SACHS GLOBAL CURRENCY PLUS PORTFOLIO         525910 - Open-End      Luxembourg             LUXEMBOURG
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                 Investment Funds


288  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS CONCENTRATED   525910 - Open-End      Luxembourg             LUXEMBOURG
                     EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN SACHS       Investment Funds
                     FUNDS)

289  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS DEBT           525910 - Open-End      Luxembourg             LUXEMBOURG
                     LOCAL PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS) Investment Funds


290  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS DEBT           525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


291  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS EQUITY         525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


292  5             GOLDMAN SACHS GLOBAL EQUITY PARTNERS PORTFOLIO       525910 - Open-End      Luxembourg             LUXEMBOURG
                     (PREVIOUSLY GLOBAL PCP EQUITY PORTFOLIO) (A        Investment Funds
                     SUBFUND OF GOLDMAN SACHS FUNDS)

293  5             GOLDMAN SACHS GLOBAL EQUITY PORTFOLIO (A             525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


294  5             GOLDMAN SACHS GLOBAL FIXED INCOME PLUS               525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (HEDGED) (A SUBFUND OF GOLDMAN SACHS     Investment Funds
                     FUNDS)

295  5             GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (A       525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


296  5             GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO          525910 - Open-End      Luxembourg             LUXEMBOURG
                     (HEDGED) (A SUBFUND OF GOLDMAN SACHS FUNDS)        Investment Funds


297  5             GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO (A         525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


298  5             GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO II         525910 - Open-End      Dublin                 IRELAND
                     (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS    Investment Funds
                     PLC)

299  5             GOLDMAN SACHS GLOBAL LIBOR PLUS I PORTFOLIO (A       525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


300  5             GOLDMAN SACHS GLOBAL LOWER BETA EQUITY FUND          525910 - Open-End      London                 UNITED KINGDOM
                                                                        Investment Funds                              (OTHER)


301  5             GOLDMAN SACHS GLOBAL SMALL CAP CORE EQUITY           525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


302  5             GOLDMAN SACHS GLOBAL STRATEGIC INCOME BOND           525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO  (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds
303  5             GOLDMAN SACHS GLOBAL TACTICAL ASSET ALLOCATION       525910 - Open-End      Dublin                 IRELAND
                     FUNDS-GOLDMAN SACHS GTAA EQUITY STRATEGY FUND      Investment Funds


304  5             GOLDMAN SACHS GMS ALPHA+ EQUITY ADVISORS 1 (A        525910 - Open-End      Dublin                 IRELAND
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)  Investment Funds


305  5             GOLDMAN SACHS GMS ASIA (EX-JAPAN) EQUITY             525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS II)    Investment Funds


306  5             GOLDMAN SACHS GMS DYNAMIC WORLD EQUITY               525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


307  5             GOLDMAN SACHS GMS EUROPE EQUITY PORTFOLIO (A         525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                 Investment Funds


308  5             GOLDMAN SACHS GMS GLOBAL EQUITY PORTFOLIO (A         525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                 Investment Funds


309  5             GOLDMAN SACHS GMS JAPAN EQUITY PORTFOLIO (A          525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS II SICAV)           Investment Funds


310  5             GOLDMAN SACHS GMS US EQUITY PORTFOLIO (A             525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                 Investment Funds


311  5             GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


312  5             GOLDMAN SACHS INDIA EQUITY PORTFOLIO (A              525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


313  5             GOLDMAN SACHS JAPAN CORE EQUITY PORTFOLIO (A         525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


314  5             GOLDMAN SACHS JAPAN CORE FLEX PORTFOLIO (A           525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


315  5             GOLDMAN SACHS JAPAN PORTFOLIO (A SUBFUND OF          525910 - Open-End      Luxembourg             LUXEMBOURG
                     GOLDMAN SACHS FUNDS)                               Investment Funds


316  5             GOLDMAN SACHS JAPAN SMALL CAP PORTFOLIO (A           525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


317  5             GOLDMAN SACHS KOREA EQUITY PORTFOLIO (A              525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


318  5             GOLDMAN SACHS N-11 EQUITY PORTFOLIO (A SUBFUND       525910 - Open-End      Luxembourg             LUXEMBOURG
                     OF GOLDMAN SACHS FUNDS)                            Investment Funds


319  5             GOLDMAN SACHS PRIME ENERGY RESERVES PORTFOLIO        525910 - Open-End      Luxembourg             LUXEMBOURG
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                 Investment Funds


320  5             GOLDMAN SACHS QUANTITATIVE TOTAL CURRENCY            525910 - Open-End      Dublin                 IRELAND
                     MASTER FUND (A SUB FUND OF GOLDMAN SACHS TOTAL     Investment Funds
                     CURRENCY FUNDS PLC)

321  5             GOLDMAN SACHS SPECIALISED FIXED INCOME               525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


322  5             GOLDMAN SACHS STERLING BROAD FIXED INCOME PLUS       525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


323  5             GOLDMAN SACHS STERLING BROAD FIXED INCOME            525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


324  5             GOLDMAN SACHS STERLING CREDIT PORTFOLIO (A           525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


325  5             GOLDMAN SACHS STERLING GOVERNMENT LIQUID             525910 - Open-End      Dublin                 IRELAND
                     RESERVES FUND (A SUB-FUND OF THE GOLDMANS SACHS    Investment Funds
                     FUNDS, PLC)

326  5             GOLDMAN SACHS STERLING LIQUID RESERVES FUND (A       525910 - Open-End      Dublin                 IRELAND
                     SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)         Investment Funds


327  5             GOLDMAN SACHS STRATEGIC ABSOLUTE RETURN BOND         525910 - Open-End      Luxembourg             LUXEMBOURG
                     II PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)    Investment Funds


328  5             GOLDMAN SACHS STRATEGIC COMMODITIES PORTFOLIO        525910 - Open-End      Luxembourg             LUXEMBOURG
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                 Investment Funds


329  5             GOLDMAN SACHS TACTICAL TILT PORTFOLIO (A             525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                 Investment Funds


330  5             GOLDMAN SACHS TRUST-GOLDMAN SACHS INDIA EQUITY       525910 - Open-End      Chicago       IL       UNITED STATES
                     FUND                                               Investment Funds
331  6               GOLDMAN SACHS MAURITIUS INDIA EQUITY FUND LTD.     525910 - Open-End      Ebene                  MAURITIUS
                                                                        Investment Funds

248  5             AUSTRALIA ENHANCED INCOME II MASTER COMPANY          N/A        N/A         The direct holder has
                     (IRELAND) LIMITED                                                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
249  5             GOLDMAN SACHS ASIA HIGH YIELD BOND FX SUB-TRUST      N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
250  5             GOLDMAN SACHS ASIA PORTFOLIO (A SUBFUND OF           N/A        N/A         The direct holder has
                     GOLDMAN SACHS FUNDS)                                                      Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
251  5             GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II      N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
252  5             GOLDMAN SACHS BANK (EUROPE) PLC                      100        N/A

253  5             GOLDMAN SACHS BLENDED CURRENCY FUND (A SUBFUND       N/A        N/A         The direct holder has
                     OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
254  6               GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC        10         N/A

255  5             GOLDMAN SACHS BRICS EQUITY PASSIVE FUND  (A          N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
256  5             GOLDMAN SACHS BRICS PORTFOLIO (A SUBFUND OF          N/A        N/A         The direct holder has
                     GOLDMAN SACHS FUNDS)                                                      Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
257  5             GOLDMAN SACHS CHINA OPPORTUNITY PORTFOLIO (A         N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
258  5             GOLDMAN SACHS COMMODITIES ALPHA PORTFOLIO (A         N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
259  5             GOLDMAN SACHS CORPORATE CREDIT INVESTMENT            N/A        N/A         The direct holder has
                     FUND   (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL                          Control through a
                       FUNDS II PLC)                                                           Management Agreement or
                                                                                               other arrangements.
260  6               CCIF LOANS LIMITED                                 100        N/A

261  5             GOLDMAN SACHS DEDICATED INVESTMENT FUND   (A         N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
262  5             GOLDMAN SACHS EMERGING MARKET BOND PLUS              N/A        N/A         The direct holder has
                     SUB-TRUST                                                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
263  5             GOLDMAN SACHS EMERGING MARKETS CORE EQUITY           N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
264  5             GOLDMAN SACHS EMERGING MARKETS CORPORATE BOND        N/A        N/A         The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
265  5             GOLDMAN SACHS EMERGING MARKETS DEBT LOCAL            N/A        N/A         The direct holder has
                     FEEDER (A SUBFUND OF GOLDMAN SACHS GLOBAL FUNDS)                          Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
266  5             GOLDMAN SACHS EURO FIXED INCOME PLUS PORTFOLIO       N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
267  5             GOLDMAN SACHS EURO GOVERNMENT LIQUID RESERVES        N/A        N/A         The direct holder has
                     FUND (A SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
268  5             GOLDMAN SACHS EURO LIQUID RESERVES FUND, A           N/A        N/A         The direct holder has
                     SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
269  5             GOLDMAN SACHS EURO MONEY MARKET FUND  (A             N/A        N/A         The direct holder has
                     SUB-FUND OF GOLDMAN SACHS MONEY MARKET FUNDS)                             Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
270  5             GOLDMAN SACHS EUROPE AGGREGATE BOND PORTFOLIO        N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
271  5             GOLDMAN SACHS EUROPE CONCENTRATED EQUITY             N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
272  5             GOLDMAN SACHS EUROPE CORE EQUITY PORTFOLIO (A        N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
273  5             GOLDMAN SACHS EUROPE CORE FLEX PORTFOLIO (A          N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
274  5             GOLDMAN SACHS EUROPE PORTFOLIO (A SUBFUND OF         N/A        N/A         The direct holder has
                     GOLDMAN SACHS FUNDS)                                                      Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
275  5             GOLDMAN SACHS FCP - US ENHANCED CORE EQUITY          N/A        N/A         The direct holder has
                     PORTFOLIO                                                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
276  5             GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND PLC          N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
277  5             GOLDMAN SACHS GBP LIBOR TRACKER - 3 MONTHS           N/A        N/A         The direct holder has
                     FUND  (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL                           Control through a
                     FUNDS PLC)                                                                Management Agreement or
                                                                                               other arrangements.
278  5             GOLDMAN SACHS GLOBAL CORE EQUITY PORTFOLIO (A        N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
279  5             GOLDMAN SACHS GLOBAL CORPORATE FUND 1 (IN            N/A        N/A         The direct holder has
                     JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
280  5             GOLDMAN SACHS GLOBAL CORPORATE FUND 2 (IN            N/A        N/A         The direct holder has
                     JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
281  5             GOLDMAN SACHS GLOBAL CORPORATE MARKET CYCLE          N/A        N/A         The direct holder has
                     FUND (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL                            Control through a
                     FUNDS PLC)                                                                Management Agreement or
                                                                                               other arrangements.
282  5             GOLDMAN SACHS GLOBAL CORPORATE PORTFOLIO             N/A        N/A         The direct holder has
                     (HEDGED) (A SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
283  5             GOLDMAN SACHS GLOBAL CREDIT PORTFOLIO (HEDGED)       N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
284  5             GOLDMAN SACHS GLOBAL CURRENCY FUND                   N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
285  5             GOLDMAN SACHS GLOBAL CURRENCY FUND - DOLLAR          N/A        N/A         The direct holder has
                     PLUS                                                                      Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
286  5             GOLDMAN SACHS GLOBAL CURRENCY FUND - EURO PLUS       N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
287  5             GOLDMAN SACHS GLOBAL CURRENCY PLUS PORTFOLIO         N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
288  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS CONCENTRATED   N/A        N/A         The direct holder has
                     EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                              Control through a
                     FUNDS)                                                                    Management Agreement or
                                                                                               other arrangements.
289  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS DEBT           N/A        N/A         The direct holder has
                     LOCAL PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
290  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS DEBT           N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
291  5             GOLDMAN SACHS GLOBAL EMERGING MARKETS EQUITY         N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
292  5             GOLDMAN SACHS GLOBAL EQUITY PARTNERS PORTFOLIO       N/A        N/A         The direct holder has
                     (PREVIOUSLY GLOBAL PCP EQUITY PORTFOLIO) (A                               Control through a
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Management Agreement or
                                                                                               other arrangements.
293  5             GOLDMAN SACHS GLOBAL EQUITY PORTFOLIO (A             N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
294  5             GOLDMAN SACHS GLOBAL FIXED INCOME PLUS               N/A        N/A         The direct holder has
                     PORTFOLIO (HEDGED) (A SUBFUND OF GOLDMAN SACHS                            Control through a
                     FUNDS)                                                                    Management Agreement or
                                                                                               other arrangements.
295  5             GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO (A       N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
296  5             GOLDMAN SACHS GLOBAL FIXED INCOME PORTFOLIO          N/A        N/A         The direct holder has
                     (HEDGED) (A SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
297  5             GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO (A         N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
298  5             GOLDMAN SACHS GLOBAL HIGH YIELD PORTFOLIO II         N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS                           Control through a
                     PLC)                                                                      Management Agreement or
                                                                                               other arrangements.
299  5             GOLDMAN SACHS GLOBAL LIBOR PLUS I PORTFOLIO (A       N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
300  5             GOLDMAN SACHS GLOBAL LOWER BETA EQUITY FUND          N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
301  5             GOLDMAN SACHS GLOBAL SMALL CAP CORE EQUITY           N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
302  5             GOLDMAN SACHS GLOBAL STRATEGIC INCOME BOND
                     PORTFOLIO  (A SUBFUND OF GOLDMAN SACHS FUNDS)
303  5             GOLDMAN SACHS GLOBAL TACTICAL ASSET ALLOCATION       N/A        N/A         The direct holder has
                     FUNDS-GOLDMAN SACHS GTAA EQUITY STRATEGY FUND                             Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
304  5             GOLDMAN SACHS GMS ALPHA+ EQUITY ADVISORS 1 (A        N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
305  5             GOLDMAN SACHS GMS ASIA (EX-JAPAN) EQUITY             N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS II)                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
306  5             GOLDMAN SACHS GMS DYNAMIC WORLD EQUITY               N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
307  5             GOLDMAN SACHS GMS EUROPE EQUITY PORTFOLIO (A         N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
308  5             GOLDMAN SACHS GMS GLOBAL EQUITY PORTFOLIO (A         N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
309  5             GOLDMAN SACHS GMS JAPAN EQUITY PORTFOLIO (A          N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS II SICAV)                                  Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
310  5             GOLDMAN SACHS GMS US EQUITY PORTFOLIO (A             N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
311  5             GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST        N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
312  5             GOLDMAN SACHS INDIA EQUITY PORTFOLIO (A              N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
313  5             GOLDMAN SACHS JAPAN CORE EQUITY PORTFOLIO (A         N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
314  5             GOLDMAN SACHS JAPAN CORE FLEX PORTFOLIO (A           N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
315  5             GOLDMAN SACHS JAPAN PORTFOLIO (A SUBFUND OF          N/A        N/A         The direct holder has
                     GOLDMAN SACHS FUNDS)                                                      Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
316  5             GOLDMAN SACHS JAPAN SMALL CAP PORTFOLIO (A           N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
317  5             GOLDMAN SACHS KOREA EQUITY PORTFOLIO (A              N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
318  5             GOLDMAN SACHS N-11 EQUITY PORTFOLIO (A SUBFUND       N/A        N/A         The direct holder has
                     OF GOLDMAN SACHS FUNDS)                                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
319  5             GOLDMAN SACHS PRIME ENERGY RESERVES PORTFOLIO        N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
320  5             GOLDMAN SACHS QUANTITATIVE TOTAL CURRENCY            N/A        N/A         The direct holder has
                     MASTER FUND (A SUB FUND OF GOLDMAN SACHS TOTAL                            Control through a
                     CURRENCY FUNDS PLC)                                                       Management Agreement or
                                                                                               other arrangements.
321  5             GOLDMAN SACHS SPECIALISED FIXED INCOME               N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
322  5             GOLDMAN SACHS STERLING BROAD FIXED INCOME PLUS       N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
323  5             GOLDMAN SACHS STERLING BROAD FIXED INCOME            N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
324  5             GOLDMAN SACHS STERLING CREDIT PORTFOLIO (A           N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
325  5             GOLDMAN SACHS STERLING GOVERNMENT LIQUID             N/A        N/A         The direct holder has
                     RESERVES FUND (A SUB-FUND OF THE GOLDMANS SACHS                           Control through a
                     FUNDS, PLC)                                                               Management Agreement or
                                                                                               other arrangements.
326  5             GOLDMAN SACHS STERLING LIQUID RESERVES FUND (A       N/A        N/A         The direct holder has
                     SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)                                Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
327  5             GOLDMAN SACHS STRATEGIC ABSOLUTE RETURN BOND         N/A        N/A         The direct holder has
                     II PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
328  5             GOLDMAN SACHS STRATEGIC COMMODITIES PORTFOLIO        N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS FUNDS)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
329  5             GOLDMAN SACHS TACTICAL TILT PORTFOLIO (A             N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS II)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
330  5             GOLDMAN SACHS TRUST-GOLDMAN SACHS INDIA EQUITY
                     FUND
331  6               GOLDMAN SACHS MAURITIUS INDIA EQUITY FUND LTD.     100        N/A


332  5             GOLDMAN SACHS US CORE EQUITY PORTFOLIO (A            525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


333  5             GOLDMAN SACHS US EQUITY ABSOLUTE RETURN              525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A Subfund of Goldman Sachs Funds)       Investment Funds


334  5             GOLDMAN SACHS US EQUITY PORTFOLIO (A SUBFUND         525910 - Open-End      Luxembourg             LUXEMBOURG
                     OF GOLDMAN SACHS FUNDS)                            Investment Funds


335  5             GOLDMAN SACHS US FIXED INCOME FEEDER                 525910 - Open-End      Dublin                 IRELAND
                     PORTFOLIO  (A SUBFUND OF GOLDMAN SACHS GLOBAL      Investment Funds
                     FUNDS)

336  5             GOLDMAN SACHS US FIXED INCOME PORTFOLIO (A           525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


337  5             GOLDMAN SACHS US GROWTH EQUITY PORTFOLIO (A          525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


338  5             GOLDMAN SACHS US MORTGAGE BACKED SECURITIES          525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


339  5             GOLDMAN SACHS US SMALL CAP CORE EQUITY               525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)       Investment Funds


340  5             GOLDMAN SACHS US SUPERCONCENTRATED GROWTH            525910 - Open-End      Luxembourg             LUXEMBOURG
                     PORTFOLIO                                          Investment Funds


341  5             GOLDMAN SACHS US VALUE EQUITY PORTFOLIO (A           525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


342  5             GOLDMAN SACHS US$ LIBOR TRACKER 3 MONTHS FUND        525910 - Open-End      Dublin                 IRELAND
                     (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS    Investment Funds
                     PLC)

343  5             GOLDMAN SACHS US$ LIQUID RESERVES FUND, A            525910 - Open-End      Dublin                 IRELAND
                     SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC           Investment Funds


344  5             GOLDMAN SACHS US$ MONEY MARKET FUND  (A              525910 - Open-End      Dublin                 IRELAND
                     SUBFUND OF GOLDMAN SACHS MONEY MARKET FUNDS)       Investment Funds


345  5             GOLDMAN SACHS US$ TREASURY LIQUID RESERVES           525910 - Open-End      Dublin                 IRELAND
                     FUND (A SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)  Investment Funds


346  5             GOLDMAN SACHS YEN LIQUID RESERVES FUND, (A           525910 - Open-End      Dublin                 IRELAND
                     SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)         Investment Funds


347  5             GS GLOBAL SUBORDINATED DEBT SECURITIES FX            525910 - Open-End      George Town            CAYMAN ISLANDS
                     SUB-TRUST                                          Investment Funds


348  5             GSAM GLOBAL SUSTAIN EQUITY PORTFOLIO (A              525910 - Open-End      Luxembourg             LUXEMBOURG
                     SUBFUND OF GOLDMAN SACHS FUNDS)                    Investment Funds


349  5             GSAMI China Equity Portfolio (a sub-fund of          525910 - Open-End      Dublin                 IRELAND
                     GSAMI China Funds, Public Limited Company)         Investment Funds


350  5             Goldman Sachs Brazil Equity Portfolio (A             525910 - Open-End      Luxembourg             LUXEMBOURG
                     Subfund of Goldman Sachs Funds)                    Investment Funds


351  4           GOLDMAN SACHS BANK (EUROPE) PLC                        522110 -               Dublin                 IRELAND
                                                                        Commercial Banking
352  4           GOLDMAN SACHS HOLDINGS (U.K.)                          551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
353  5             DUNVEGAN INVESTMENTS, LTD.                           523110 -               George Town            CAYMAN ISLANDS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
354  5             FORRES LLC                                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
355  6               FORRES INVESTMENTS LIMITED                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
356  5             GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE       523920 - Portfolio     Mumbai                 INDIA (OTHER)
                     LIMITED                                            Management
357  6               BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE         523920 - Portfolio     Mumbai                 INDIA (OTHER)
                       LIMITED                                          Management
358  7                 BENCHMARK ASSET MANAGEMENT COMPANY               523920 - Portfolio     Ebene                  MAURITIUS
                         MAURITIUS LTD.                                 Management
359  5             GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL         523920 - Portfolio     London                 UNITED KINGDOM
                                                                        Management                                    (OTHER)

360  5             GOLDMAN SACHS BANK (EUROPE) PLC                      522110 -               Dublin                 IRELAND
                                                                        Commercial Banking
361  5             GOLDMAN SACHS INTERNATIONAL                          523110 -               London                 UNITED KINGDOM
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
362  6               ARES FINANCE S.r.l.                                525990 - Other         Milan                  ITALY (OTHER)
                                                                        Financial Vehicles
363  6               AVK Rohr Limited                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


364  6               DUNVEGAN INVESTMENTS, LTD.                         523110 -               George Town            CAYMAN ISLANDS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
365  6               GGICO MIDDLE EAST EQUITY FUND LIMITED              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


366  6               GOLDMAN SACHS (JERSEY) LIMITED                     523999 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Financial
                                                                        Investment
                                                                        Activities
367  6               GOLDMAN SACHS BANK (EUROPE) PLC                    522110 -               Dublin                 IRELAND
                                                                        Commercial Banking
368  6               GOLDMAN SACHS EUROPE LIMITED                       523930 -               Saint Helier           JERSEY
                                                                        Investment Advice
369  6               GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


370  7                 COOLMORE SPMA LIMITED                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
371  8                   MA COOLMORE LIMITED                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
372  9                     COOLMORE TRADING LIMITED                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
373  7                 MA ALTERNATIVE BETA TREND UCITS LIMITED          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
374  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                525990 - Other         George Town            CAYMAN ISLANDS
                         CONVERTIBLE ARBITRAGE LIMITED                  Financial Vehicles
375  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                525990 - Other         George Town            CAYMAN ISLANDS
                         EQUITY HEDGE LIMITED                           Financial Vehicles
376  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                525990 - Other         George Town            CAYMAN ISLANDS
                         EVENT DRIVEN LIMITED                           Financial Vehicles
377  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                525990 - Other         George Town            CAYMAN ISLANDS
                         MACRO LIMITED                                  Financial Vehicles
378  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                525990 - Other         George Town            CAYMAN ISLANDS
                         RELATIVE VALUE LIMITED                         Financial Vehicles
379  7                 SIGNUM MANAGED ACCOUNT I LIMITED                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


380  6               GOLDMAN SACHS SECURITIES (NOMINEES) LIMITED        523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
381  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            525910 - Open-End      Luxembourg             LUXEMBOURG
                       DYNAMO-J11 V12 PORTFOLIO                         Investment Funds


382  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            525910 - Open-End      Luxembourg             LUXEMBOURG
                       GLOBAL TRACKER PORTFOLIO                         Investment Funds


383  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            525910 - Open-End      Luxembourg             LUXEMBOURG
                       GOLDMAN SACHS SYSTEMATIC ABSOLUTE RETURN TRACKER Investment Funds
                       JPY STRATEGY PORTFOLIO

384  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            525910 - Open-End      Luxembourg             LUXEMBOURG
                       S&P GSCI ENHANCED STRATEGY PORTFOLIO             Investment Funds


385  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            525910 - Open-End      Luxembourg             LUXEMBOURG
                       S&P GSCI LIGHT ENERGY PORTFOLIO                  Investment Funds


386  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            525910 - Open-End      Luxembourg             LUXEMBOURG
                       SYSTEMATIC MI VOLTAR4 (10-11) PORTFOLIO          Investment Funds


387  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            525910 - Open-End      Luxembourg             LUXEMBOURG
                       SYSTEMATIC MI VOLTAR4 (15-11) PORTFOLIO          Investment Funds


388  6               GOLDMAN SACHS SPECIALIZED                          525910 - Open-End      Luxembourg             LUXEMBOURG
                       INVESTMENTS-DYNAMO-J11 V5 PORTFOLIO              Investment Funds


389  6               GOLDMAN SACHS SPECIALIZED                          525910 - Open-End      Luxembourg             LUXEMBOURG
                       INVESTMENTS-GLOBAL TRACKER PORTFOLIO II          Investment Funds


390  6               GOLDMAN SACHS STRATEGIC INVESTMENTS                525910 - Open-End      Dublin                 IRELAND
                       PLC-GOLDMAN SACHS DIVIDEND-LINKED EQUITY INCOME  Investment Funds
                       PORTFOLIO

391  6               GOLDMAN SACHS STRUCTURED INVESTMENT SICAV          525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS ALTERNATIVE BETA MACRO UCITS     Investment Funds
                       PORTFOLIO

392  6               GOLDMAN SACHS STRUCTURED INVESTMENTS II            525910 - Open-End      Luxembourg             LUXEMBOURG
                       SICAV - GOLDMAN SACHS ABSOLUTE RETURN TRACKER    Investment Funds
                       INDEX ETF PORTFOLIO

393  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - 10 YR MATURITY FLOATING RATE EURO PORTFOLIO    Investment Funds


394  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - 15 YR MATURITY FLOATING RATE EURO PORTFOLIO    Investment Funds


395  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - 20 YR MATURITY FLOATING RATE EURO PORTFOLIO    Investment Funds


396  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - BRICS NIFTY 50 DEVELOPED MARKETS PORTFOLIO     Investment Funds


397  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - BRICS NIFTY 50 EMERGING MARKETS PORTFOLIO      Investment Funds


398  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - DIVERSIFIED STRATEGIES PORTFOLIO               Investment Funds


399  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - DYNAMO-CHF PORTFOLIO                           Investment Funds


400  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS ABSOLUTE RETURN TRACKER INDEX    Investment Funds
                       PORTFOLIO

401  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS ALTERNATIVE BETA COMPOSITE I     Investment Funds
                       UCITS PORTFOLIO

402  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS ALTERNATIVE BETA EVENT DRIVEN    Investment Funds
                       UCITS PORTFOLIO

403  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS ALTERNATIVE BETA TREND UCITS     Investment Funds
                       PORTFOLIO

404  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS COMMODITY ALPHA PORTFOLIO        Investment Funds


405  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS COMMODITY ALPHA-BETA PORTFOLIO   Investment Funds


406  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS DIVIDEND LINKED PORTFOLIO ON THE Investment Funds
                       DOW JONES EURO STOXX 50 (R) INDEX

407  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS DOW JONES - UBS ENHANCED         Investment Funds
                       STRATEGY PORTFOLIO

408  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS FLOATING RATE EURO PORTFOLIO     Investment Funds


409  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         525910 - Open-End      Luxembourg             LUXEMBOURG
                       - GOLDMAN SACHS ALTERNATIVE BETA EQUITY LONG     Investment Funds
                       SHORT UCITS PORTFOLIO

410  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               525910 - Open-End      Luxembourg             LUXEMBOURG
                       SICAV-ALTERNATIVE ALPHA TACTICAL TRADING INDEX   Investment Funds
                       PORTFOLIO

411  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               525910 - Open-End      Luxembourg             LUXEMBOURG
                       SICAV-GSQUARTIX DYNAMO PORTFOLIO                 Investment Funds


412  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               525910 - Open-End      Luxembourg             LUXEMBOURG
                       SICAV-MACRO HARVESTER PORTFOLIO                  Investment Funds


413  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               525910 - Open-End      Luxembourg             LUXEMBOURG
                       SICAV-REDUCED VOLATILITY VELOCITY AND CARRY      Investment Funds
                       STRATEGY PORTFOLIO

414  6               GSQUARTIX PUBLIC LIMITED COMPANY - GSQUARTIX       525910 - Open-End      Dublin                 IRELAND
                       BRICS NIFTY 50 DEVELOPED MARKETS PORTFOLIO       Investment Funds
415  6               MA WCM FF Limited                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles

332  5             GOLDMAN SACHS US CORE EQUITY PORTFOLIO (A            N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
333  5             GOLDMAN SACHS US EQUITY ABSOLUTE RETURN              N/A        N/A         The direct holder has
                     PORTFOLIO (A Subfund of Goldman Sachs Funds)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
334  5             GOLDMAN SACHS US EQUITY PORTFOLIO (A SUBFUND         N/A        N/A         The direct holder has
                     OF GOLDMAN SACHS FUNDS)                                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
335  5             GOLDMAN SACHS US FIXED INCOME FEEDER                 N/A        N/A         The direct holder has
                     PORTFOLIO  (A SUBFUND OF GOLDMAN SACHS GLOBAL                             Control through a
                     FUNDS)                                                                    Management Agreement or
                                                                                               other arrangements.
336  5             GOLDMAN SACHS US FIXED INCOME PORTFOLIO (A           N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
337  5             GOLDMAN SACHS US GROWTH EQUITY PORTFOLIO (A          N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
338  5             GOLDMAN SACHS US MORTGAGE BACKED SECURITIES          N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
339  5             GOLDMAN SACHS US SMALL CAP CORE EQUITY               N/A        N/A         The direct holder has
                     PORTFOLIO (A SUBFUND OF GOLDMAN SACHS FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
340  5             GOLDMAN SACHS US SUPERCONCENTRATED GROWTH            N/A        N/A         The direct holder has
                     PORTFOLIO                                                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
341  5             GOLDMAN SACHS US VALUE EQUITY PORTFOLIO (A           N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
342  5             GOLDMAN SACHS US$ LIBOR TRACKER 3 MONTHS FUND        N/A        N/A         The direct holder has
                     (A SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS                           Control through a
                     PLC)                                                                      Management Agreement or
                                                                                               other arrangements.
343  5             GOLDMAN SACHS US$ LIQUID RESERVES FUND, A            N/A        N/A         The direct holder has
                     SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC                                  Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
344  5             GOLDMAN SACHS US$ MONEY MARKET FUND  (A              N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS MONEY MARKET FUNDS)                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
345  5             GOLDMAN SACHS US$ TREASURY LIQUID RESERVES           N/A        N/A         The direct holder has
                     FUND (A SUB-FUND OF THE GOLDMAN SACHS FUNDS, PLC)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
346  5             GOLDMAN SACHS YEN LIQUID RESERVES FUND, (A           N/A        N/A         The direct holder has
                     SUB-FUND OF THE GOLDMANS SACHS FUNDS, PLC)                                Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
347  5             GS GLOBAL SUBORDINATED DEBT SECURITIES FX            N/A        N/A         The direct holder has
                     SUB-TRUST                                                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
348  5             GSAM GLOBAL SUSTAIN EQUITY PORTFOLIO (A              N/A        N/A         The direct holder has
                     SUBFUND OF GOLDMAN SACHS FUNDS)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
349  5             GSAMI China Equity Portfolio (a sub-fund of          N/A        N/A         The direct holder has
                     GSAMI China Funds, Public Limited Company)                                Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
350  5             Goldman Sachs Brazil Equity Portfolio (A             N/A        N/A         The direct holder has
                     Subfund of Goldman Sachs Funds)                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
351  4           GOLDMAN SACHS BANK (EUROPE) PLC                        100        N/A

352  4           GOLDMAN SACHS HOLDINGS (U.K.)                          100        N/A


353  5             DUNVEGAN INVESTMENTS, LTD.                           100        N/A         This holding represents
                                                                                               ownership in Ordinary B
                                                                                               shares.

354  5             FORRES LLC                                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
355  6               FORRES INVESTMENTS LIMITED                         100        N/A

356  5             GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE       100        N/A
                     LIMITED
357  6               BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE         100        N/A
                       LIMITED
358  7                 BENCHMARK ASSET MANAGEMENT COMPANY               100        N/A
                         MAURITIUS LTD.
359  5             GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL         99         N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
360  5             GOLDMAN SACHS BANK (EUROPE) PLC                      100        N/A

361  5             GOLDMAN SACHS INTERNATIONAL                          100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.

362  6               ARES FINANCE S.r.l.                                100        N/A

363  6               AVK Rohr Limited                                                          Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
364  6               DUNVEGAN INVESTMENTS, LTD.                         100        N/A         This holding represents
                                                                                               ownership in Preferred A
                                                                                               shares.

365  6               GGICO MIDDLE EAST EQUITY FUND LIMITED                                     Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
366  6               GOLDMAN SACHS (JERSEY) LIMITED                     100        N/A




367  6               GOLDMAN SACHS BANK (EUROPE) PLC                    100        N/A

368  6               GOLDMAN SACHS EUROPE LIMITED                       91         N/A

369  6               GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED                                Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
370  7                 COOLMORE SPMA LIMITED                            N/A        43

371  8                   MA COOLMORE LIMITED                            N/A        100

372  9                     COOLMORE TRADING LIMITED                     N/A        100

373  7                 MA ALTERNATIVE BETA TREND UCITS LIMITED          N/A        100

374  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                N/A        100
                         CONVERTIBLE ARBITRAGE LIMITED
375  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                N/A        100
                         EQUITY HEDGE LIMITED
376  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                N/A        100
                         EVENT DRIVEN LIMITED
377  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                N/A        100
                         MACRO LIMITED
378  7                 MA GOLDMAN SACHS ALTERNATIVE BETA                100        N/A
                         RELATIVE VALUE LIMITED
379  7                 SIGNUM MANAGED ACCOUNT I LIMITED                                        Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
380  6               GOLDMAN SACHS SECURITIES (NOMINEES) LIMITED        100        N/A


381  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            N/A        N/A         The direct holder has
                       DYNAMO-J11 V12 PORTFOLIO                                                Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
382  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            N/A        N/A         The direct holder has
                       GLOBAL TRACKER PORTFOLIO                                                Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
383  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            N/A        N/A         The direct holder has
                       GOLDMAN SACHS SYSTEMATIC ABSOLUTE RETURN TRACKER                        Control through a
                       JPY STRATEGY PORTFOLIO                                                  Management Agreement or
                                                                                               other arrangements.
384  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            N/A        N/A         The direct holder has
                       S&P GSCI ENHANCED STRATEGY PORTFOLIO                                    Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
385  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            N/A        N/A         The direct holder has
                       S&P GSCI LIGHT ENERGY PORTFOLIO                                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
386  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            N/A        N/A         The direct holder has
                       SYSTEMATIC MI VOLTAR4 (10-11) PORTFOLIO                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
387  6               GOLDMAN SACHS SPECIALIZED INVESTMENTS -            N/A        N/A         The direct holder has
                       SYSTEMATIC MI VOLTAR4 (15-11) PORTFOLIO                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
388  6               GOLDMAN SACHS SPECIALIZED                          N/A        N/A         The direct holder has
                       INVESTMENTS-DYNAMO-J11 V5 PORTFOLIO                                     Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
389  6               GOLDMAN SACHS SPECIALIZED                          N/A        N/A         The direct holder has
                       INVESTMENTS-GLOBAL TRACKER PORTFOLIO II                                 Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
390  6               GOLDMAN SACHS STRATEGIC INVESTMENTS                N/A        N/A         The direct holder has
                       PLC-GOLDMAN SACHS DIVIDEND-LINKED EQUITY INCOME                         Control through a
                       PORTFOLIO                                                               Management Agreement or
                                                                                               other arrangements.
391  6               GOLDMAN SACHS STRUCTURED INVESTMENT SICAV          N/A        N/A         The direct holder has
                       - GOLDMAN SACHS ALTERNATIVE BETA MACRO UCITS                            Control through a
                       PORTFOLIO                                                               Management Agreement or
                                                                                               other arrangements.
392  6               GOLDMAN SACHS STRUCTURED INVESTMENTS II            N/A        N/A         The direct holder has
                       SICAV - GOLDMAN SACHS ABSOLUTE RETURN TRACKER                           Control through a
                       INDEX ETF PORTFOLIO                                                     Management Agreement or
                                                                                               other arrangements.
393  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - 10 YR MATURITY FLOATING RATE EURO PORTFOLIO                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
394  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - 15 YR MATURITY FLOATING RATE EURO PORTFOLIO                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
395  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - 20 YR MATURITY FLOATING RATE EURO PORTFOLIO                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
396  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - BRICS NIFTY 50 DEVELOPED MARKETS PORTFOLIO                            Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
397  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - BRICS NIFTY 50 EMERGING MARKETS PORTFOLIO                             Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
398  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - DIVERSIFIED STRATEGIES PORTFOLIO                                      Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
399  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - DYNAMO-CHF PORTFOLIO                                                  Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
400  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS ABSOLUTE RETURN TRACKER INDEX                           Control through a
                       PORTFOLIO                                                               Management Agreement or
                                                                                               other arrangements.
401  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS ALTERNATIVE BETA COMPOSITE I                            Control through a
                       UCITS PORTFOLIO                                                         Management Agreement or
                                                                                               other arrangements.
402  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS ALTERNATIVE BETA EVENT DRIVEN                           Control through a
                       UCITS PORTFOLIO                                                         Management Agreement or
                                                                                               other arrangements.
403  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS ALTERNATIVE BETA TREND UCITS                            Control through a
                       PORTFOLIO                                                               Management Agreement or
                                                                                               other arrangements.
404  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS COMMODITY ALPHA PORTFOLIO                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
405  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS COMMODITY ALPHA-BETA PORTFOLIO                          Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
406  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS DIVIDEND LINKED PORTFOLIO ON THE                        Control through a
                       DOW JONES EURO STOXX 50 (R) INDEX                                       Management Agreement or
                                                                                               other arrangements.
407  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS DOW JONES - UBS ENHANCED                                Control through a
                       STRATEGY PORTFOLIO                                                      Management Agreement or
                                                                                               other arrangements.
408  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS FLOATING RATE EURO PORTFOLIO                            Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
409  6               GOLDMAN SACHS STRUCTURED INVESTMENTS SICAV         N/A        N/A         The direct holder has
                       - GOLDMAN SACHS ALTERNATIVE BETA EQUITY LONG                            Control through a
                       SHORT UCITS PORTFOLIO                                                   Management Agreement or
                                                                                               other arrangements.
410  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               N/A        N/A         The direct holder has
                       SICAV-ALTERNATIVE ALPHA TACTICAL TRADING INDEX                          Control through a
                       PORTFOLIO                                                               Management Agreement or
                                                                                               other arrangements.
411  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               N/A        N/A         The direct holder has
                       SICAV-GSQUARTIX DYNAMO PORTFOLIO                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
412  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               N/A        N/A         The direct holder has
                       SICAV-MACRO HARVESTER PORTFOLIO                                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
413  6               GOLDMAN SACHS STRUCTURED INVESTMENTS               N/A        N/A         The direct holder has
                       SICAV-REDUCED VOLATILITY VELOCITY AND CARRY                             Control through a
                       STRATEGY PORTFOLIO                                                      Management Agreement or
                                                                                               other arrangements.
414  6               GSQUARTIX PUBLIC LIMITED COMPANY - GSQUARTIX       100        N/A
                       BRICS NIFTY 50 DEVELOPED MARKETS PORTFOLIO
415  6               MA WCM FF Limited                                                         Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.

416  6               SIGNUM MANAGED ACCOUNT I LIMITED                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


417  6               SIGNUM MANAGED ACCOUNT III LIMITED                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


418  6               SPHERE FUNDO DE INVESTIMENTO MULTIMERCADO          525910 - Open-End      Rio de Janeiro         BRAZIL
                       - INVESTIMENTO NO EXTERIOR CREDITO PRIVADO       Investment Funds
419  7                 SPHERE FUND                                      525910 - Open-End      Sao Paulo              BRAZIL
                                                                        Investment Funds
420  6               Signum AVK Limited                                 525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles


421  6               ULTEGRA FINANCE LIMITED                            525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles


422  5             GOLDMAN SACHS SAUDI ARABIA                           525990 - Other         Riyadh                 SAUDI ARABIA
                                                                        Financial Vehicles
423  5             GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE        523991 - Trust,        Mumbai                 INDIA (OTHER)
                     LIMITED                                            Fiduciary, and
                                                                        Custody Activities
424  6               BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED          523991 - Trust,        Mumbai                 INDIA (OTHER)
                                                                        Fiduciary, and
                                                                        Custody Activities
425  7                 BENCHMARK MUTUAL FUND                            523920 - Portfolio     Mumbai                 INDIA (OTHER)
                                                                        Management
426  6               GOLDMAN SACHS BANKING INDEX EXCHANGE               525910 - Open-End      Mumbai                 INDIA (OTHER)
                       TRADED SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL Investment Funds
                       FUND
427  6               GOLDMAN SACHS DERIVATIVE FUND - SUB FUND           525910 - Open-End      Mumbai                 INDIA (OTHER)
                       OF GOLDMAN SACHS MUTUAL FUND                     Investment Funds
428  6               GOLDMAN SACHS EQUITY & DERIVATIVES                 525910 - Open-End      Mumbai                 INDIA (OTHER)
                       OPPORTUNITIES FUND - SUB FUND OF GOLDMAN SACHS   Investment Funds
                       MUTUAL FUND
429  6               GOLDMAN SACHS GOLD EXCHANGE TRADED SCHEME          525910 - Open-End      Mumbai                 INDIA (OTHER)
                       - SUB FUND OF GOLDMAN SACHS MUTUAL FUND          Investment Funds
430  6               GOLDMAN SACHS HANG SENG EXCHANGE TRADED            525910 - Open-End      Mumbai                 INDIA (OTHER)
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND   Investment Funds
431  6               GOLDMAN SACHS INFRASTRUCTURE EXCHANGE              525910 - Open-End      Mumbai                 INDIA (OTHER)
                       TRADED SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL Investment Funds
                       FUND
432  6               GOLDMAN SACHS LIQUID EXCHANGE TRADED               525910 - Open-End      Mumbai                 INDIA (OTHER)
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND   Investment Funds
433  6               GOLDMAN SACHS MUTUAL FUND                          523920 - Portfolio     Mumbai                 INDIA (OTHER)
                                                                        Management
434  6               GOLDMAN SACHS NIFTY EXCHANGE TRADED SCHEME         525910 - Open-End      Mumbai                 INDIA (OTHER)
                       - SUB FUND OF GOLDMAN SACHS MUTUAL FUND          Investment Funds
435  6               GOLDMAN SACHS NIFTY JUNIOR EXCHANGE TRADED         525910 - Open-End      Mumbai                 INDIA (OTHER)
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND   Investment Funds
436  6               GOLDMAN SACHS PSU BANK EXCHANGE TRADED             525910 - Open-End      Mumbai                 INDIA (OTHER)
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND   Investment Funds
437  6               GOLDMAN SACHS S&P CNX NIFTY SHARIAH INDEX          525910 - Open-End      Mumbai                 INDIA (OTHER)
                       EXCHANGE TRADED SCHEME - SUB FUND OF GOLDMAN     Investment Funds
                       SACHS MUTUAL FUND
438  6               GOLDMAN SACHS SHORT TERM FUND - SUB FUND           525910 - Open-End      Mumbai                 INDIA (OTHER)
                       OF GOLDMAN SACHS MUTUAL FUND                     Investment Funds
439  6               Goldman Sachs S&P CNX 500 Fund - Sub fund          525910 - Open-End      Mumbai                 INDIA (OTHER)
                       of Goldman Sachs Mutual Fund                     Investment Funds
440  5             MONTAGUE PLACE CUSTODY SERVICES                      523991 - Trust,        London                 UNITED KINGDOM
                                                                        Fiduciary, and                                (OTHER)
                                                                        Custody Activities
441  4           GOLDMAN SACHS INTERNATIONAL                            523110 -               London                 UNITED KINGDOM
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
442  4           GOLDMAN SACHS INTERNATIONAL BANK                       522110 -               London                 UNITED KINGDOM
                                                                        Commercial Banking                            (OTHER)
443  4           GOLDMAN SACHS SAUDI ARABIA                             525990 - Other         Riyadh                 SAUDI ARABIA
                                                                        Financial Vehicles
444  4           GS LEASING HOLDINGS LIMITED                            551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
445  5             BEHEER- EN BELEGGINGSMAATSCHAPPIJ BEFRACO B.V.       525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
446  4           GS LEASING MANAGEMENT LIMITED                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
447  4           GS LIQUID TRADING PLATFORM I PCC                       525990 - Other         Saint Helier           JERSEY
                                                                        Financial Vehicles
448  4           GS LIQUID TRADING PLATFORM II LIMITED                  525990 - Other         Saint Helier           JERSEY
                                                                        Financial Vehicles
449  4           KILLINGHOLME POWER GROUP LIMITED                       551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
450  5             KILLINGHOLME HOLDINGS LIMITED                        551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
451  4           MONEY PARTNERS HOLDINGS LIMITED                        551112 - Offices       Uxbridge               UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
452  5             MONEY PARTNERS LIMITED                               522310 - Mortgage      Uxbridge               UNITED KINGDOM
                                                                        and Nonmortgage                               (OTHER)
                                                                        Loan Brokers
453  4           MONTAGUE PLACE CUSTODY SERVICES                        523991 - Trust,        London                 UNITED KINGDOM
                                                                        Fiduciary, and                                (OTHER)
                                                                        Custody Activities
454  4           NUFCOR INTERNATIONAL LIMITED                           523130 - Commodity     London                 UNITED KINGDOM
                                                                        Contracts Dealing                             (OTHER)
455  5             NUFCOR CAPITAL LIMITED                               523930 -               London                 UNITED KINGDOM
                                                                        Investment Advice                             (OTHER)
456  4           PUMBAA FINANCE B.V.                                    525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
457  4           PUMBAA LUXEMBOURG S.A R.L.                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
458  4           SCADBURY UK LIMITED                                    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
459  5             GS EQUIPMENT FINANCE I LIMITED                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
460  5             GS EQUIPMENT FINANCE II LIMITED                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
461  5             GS LEASING NO. 1 LIMITED                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
462  6               GS LEASING                                         525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
463  5             GS LEASING NO. 3 LIMITED                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
464  6               GS LEASING                                         525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
465  5             SCADBURY ASSETS                                      525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
466  5             SCADBURY FUNDING LIMITED                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
467  6               SCADBURY ASSETS                                    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
468  6               SCADBURY II ASSETS LIMITED                         551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
469  4           SHIRE UK LIMITED                                       551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
470  5             GS FUNDING INVESTMENTS LIMITED                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
471  5             GS FUNDING MANAGEMENT LIMITED                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
472  5             HECHSHIRE                                            523110 -               London                 UNITED KINGDOM
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
473  5             KILLINGHOLME GENERATION LIMITED                      551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
474  6               GS KILLINGHOLME CAYMAN INVESTMENTS LTD.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
475  7                 GS KILLINGHOLME CAYMAN INVESTMENTS II            525990 - Other         George Town            CAYMAN ISLANDS
                         LTD                                            Financial Vehicles
476  8                   GS KILLINGHOLME CAYMAN INVESTMENTS             525990 - Other         George Town            CAYMAN ISLANDS
                         III                                            Financial Vehicles
477  7                 GS KILLINGHOLME CAYMAN INVESTMENTS III           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
478  6               KPL ACQUISITIONS LIMITED                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
479  7                 KPL HOLDINGS LIMITED                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
480  6               KPL FINANCE LIMITED                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
481  5             SHIRE ASSETS                                         525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
482  5             SHIRE FUNDING LIMITED                                525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
483  6               KILLINGHOLME GENERATION LIMITED                    551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
484  6               SHIRE ASSETS                                       525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
485  5             SHIRE II ASSETS LIMITED                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
486  3         GOLDMAN SACHS PROPERTY MANAGEMENT                        53131 -                London                 UNITED KINGDOM
                                                                        Nonresidential                                (OTHER)
                                                                        property managers
487  2       GOLDMAN SACHS 1, L.P.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
488  2       GOLDMAN SACHS 2, L.P.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
489  2       GOLDMAN SACHS 2002 EXCHANGE FUND ADVISORS, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
490  3         GOLDMAN SACHS 2002 EXCHANGE PLACE FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
491  4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
492  2       GOLDMAN SACHS 2004 EXCHANGE FUND ADVISORS, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
493  3         GOLDMAN SACHS 2004 EXCHANGE PLACE FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
494  4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
495  2       GOLDMAN SACHS 2005 EXCHANGE FUND ADVISORS, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
496  3         GOLDMAN SACHS 2005 EXCHANGE PLACE FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
497  4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
498  4           GSEP 2005 REALTY CORP.                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
499  2       GOLDMAN SACHS 230 PARK INVESTORS, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

416  6               SIGNUM MANAGED ACCOUNT I LIMITED                                          Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
417  6               SIGNUM MANAGED ACCOUNT III LIMITED                                        Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
418  6               SPHERE FUNDO DE INVESTIMENTO MULTIMERCADO          100        N/A
                       - INVESTIMENTO NO EXTERIOR CREDITO PRIVADO
419  7                 SPHERE FUND                                      100        N/A

420  6               Signum AVK Limited                                                        Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
421  6               ULTEGRA FINANCE LIMITED                                                   Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
422  5             GOLDMAN SACHS SAUDI ARABIA                           100        N/A

423  5             GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE        100        N/A
                     LIMITED

424  6               BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED          100        N/A


425  7                 BENCHMARK MUTUAL FUND                            N/A        N/A         The direct holder is a
                                                                                               Trustee.
426  6               GOLDMAN SACHS BANKING INDEX EXCHANGE                                      The direct holder is a
                       TRADED SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL                        Trustee.
                       FUND
427  6               GOLDMAN SACHS DERIVATIVE FUND - SUB FUND                                  The direct holder is a
                       OF GOLDMAN SACHS MUTUAL FUND                                            Trustee.
428  6               GOLDMAN SACHS EQUITY & DERIVATIVES                                        The direct holder is a
                       OPPORTUNITIES FUND - SUB FUND OF GOLDMAN SACHS                          Trustee.
                       MUTUAL FUND
429  6               GOLDMAN SACHS GOLD EXCHANGE TRADED SCHEME                                 The direct holder is a
                       - SUB FUND OF GOLDMAN SACHS MUTUAL FUND                                 Trustee.
430  6               GOLDMAN SACHS HANG SENG EXCHANGE TRADED                                   The direct holder is a
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND                          Trustee.
431  6               GOLDMAN SACHS INFRASTRUCTURE EXCHANGE                                     The direct holder is a
                       TRADED SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL                        Trustee.
                       FUND
432  6               GOLDMAN SACHS LIQUID EXCHANGE TRADED                                      The direct holder is a
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND                          Trustee.
433  6               GOLDMAN SACHS MUTUAL FUND                          N/A        N/A         The direct holder is a
                                                                                               Trustee.
434  6               GOLDMAN SACHS NIFTY EXCHANGE TRADED SCHEME                                The direct holder is a
                       - SUB FUND OF GOLDMAN SACHS MUTUAL FUND                                 Trustee.
435  6               GOLDMAN SACHS NIFTY JUNIOR EXCHANGE TRADED                                The direct holder is a
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND                          Trustee.
436  6               GOLDMAN SACHS PSU BANK EXCHANGE TRADED                                    The direct holder is a
                       SCHEME - SUB FUND OF GOLDMAN SACHS MUTUAL FUND                          Trustee.
437  6               GOLDMAN SACHS S&P CNX NIFTY SHARIAH INDEX                                 The direct holder is a
                       EXCHANGE TRADED SCHEME - SUB FUND OF GOLDMAN                            Trustee.
                       SACHS MUTUAL FUND
438  6               GOLDMAN SACHS SHORT TERM FUND - SUB FUND                                  The direct holder is a
                       OF GOLDMAN SACHS MUTUAL FUND                                            Trustee.
439  6               Goldman Sachs S&P CNX 500 Fund - Sub fund                                 The direct holder is a
                       of Goldman Sachs Mutual Fund                                            Trustee.
440  5             MONTAGUE PLACE CUSTODY SERVICES                      100        N/A


441  4           GOLDMAN SACHS INTERNATIONAL                            100        N/A         This holding represents
                                                                                               ownership in Preferred B
                                                                                               shares.

442  4           GOLDMAN SACHS INTERNATIONAL BANK                       100        N/A

443  4           GOLDMAN SACHS SAUDI ARABIA                             100        N/A

444  4           GS LEASING HOLDINGS LIMITED                            100        N/A


445  5             BEHEER- EN BELEGGINGSMAATSCHAPPIJ BEFRACO B.V.       100        N/A

446  4           GS LEASING MANAGEMENT LIMITED                          100        N/A

447  4           GS LIQUID TRADING PLATFORM I PCC                       100        N/A

448  4           GS LIQUID TRADING PLATFORM II LIMITED                  100        N/A

449  4           KILLINGHOLME POWER GROUP LIMITED                       100        N/A


450  5             KILLINGHOLME HOLDINGS LIMITED                        100        N/A


451  4           MONEY PARTNERS HOLDINGS LIMITED                        100        N/A


452  5             MONEY PARTNERS LIMITED                               100        N/A


453  4           MONTAGUE PLACE CUSTODY SERVICES                        100        N/A


454  4           NUFCOR INTERNATIONAL LIMITED                           100        N/A

455  5             NUFCOR CAPITAL LIMITED                               100        N/A

456  4           PUMBAA FINANCE B.V.                                    100        N/A

457  4           PUMBAA LUXEMBOURG S.A R.L.                             100        N/A

458  4           SCADBURY UK LIMITED                                    100        N/A

459  5             GS EQUIPMENT FINANCE I LIMITED                       100        N/A

460  5             GS EQUIPMENT FINANCE II LIMITED                      100        N/A

461  5             GS LEASING NO. 1 LIMITED                             100        N/A

462  6               GS LEASING                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
463  5             GS LEASING NO. 3 LIMITED                             100        N/A

464  6               GS LEASING                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
465  5             SCADBURY ASSETS                                      100        N/A

466  5             SCADBURY FUNDING LIMITED                             100        N/A

467  6               SCADBURY ASSETS                                    100        N/A

468  6               SCADBURY II ASSETS LIMITED                         100        N/A


469  4           SHIRE UK LIMITED                                       100        N/A


470  5             GS FUNDING INVESTMENTS LIMITED                       100        N/A

471  5             GS FUNDING MANAGEMENT LIMITED                        100        N/A

472  5             HECHSHIRE                                            100        100



473  5             KILLINGHOLME GENERATION LIMITED                      100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
474  6               GS KILLINGHOLME CAYMAN INVESTMENTS LTD.            100        N/A

475  7                 GS KILLINGHOLME CAYMAN INVESTMENTS II            100        N/A
                         LTD
476  8                   GS KILLINGHOLME CAYMAN INVESTMENTS             N/A        N/A         The direct holder is a
                         III                                                                   General Partner.
477  7                 GS KILLINGHOLME CAYMAN INVESTMENTS III           N/A        N/A         The direct holder is a
                                                                                               General Partner.
478  6               KPL ACQUISITIONS LIMITED                           100        N/A

479  7                 KPL HOLDINGS LIMITED                             100        N/A

480  6               KPL FINANCE LIMITED                                100        N/A

481  5             SHIRE ASSETS                                         100        N/A

482  5             SHIRE FUNDING LIMITED                                100        N/A

483  6               KILLINGHOLME GENERATION LIMITED                    100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
484  6               SHIRE ASSETS                                       100        N/A

485  5             SHIRE II ASSETS LIMITED                              100        N/A

486  3         GOLDMAN SACHS PROPERTY MANAGEMENT                        100        N/A


487  2       GOLDMAN SACHS 1, L.P.                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
488  2       GOLDMAN SACHS 2, L.P.                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
489  2       GOLDMAN SACHS 2002 EXCHANGE FUND ADVISORS, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
490  3         GOLDMAN SACHS 2002 EXCHANGE PLACE FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
491  4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
492  2       GOLDMAN SACHS 2004 EXCHANGE FUND ADVISORS, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
493  3         GOLDMAN SACHS 2004 EXCHANGE PLACE FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
494  4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
495  2       GOLDMAN SACHS 2005 EXCHANGE FUND ADVISORS, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
496  3         GOLDMAN SACHS 2005 EXCHANGE PLACE FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
497  4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
498  4           GSEP 2005 REALTY CORP.                                 100        N/A

499  2       GOLDMAN SACHS 230 PARK INVESTORS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

500  3         W2007 230 PARK, LLC                                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
501  2       GOLDMAN SACHS 3, L.P.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
502  2       GOLDMAN SACHS 4, L.P.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
503  2       GOLDMAN SACHS 49 FUND, LLC                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
504  2       GOLDMAN SACHS 5, L.P.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
505  2       GOLDMAN SACHS ARGENTINA L.L.C.                             523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
506  2       GOLDMAN SACHS ASSET BACKED SECURITIES CORP.                522320 - Financial     Wilmington    DE       UNITED STATES
                                                                        Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
507  2       GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                   523920 - Portfolio     Tokyo                  JAPAN
                                                                        Management
508  2       GOLDMAN SACHS ASSET MANAGEMENT, L.P.                       523920 - Portfolio     New York      NY       UNITED STATES
                                                                        Management
509  3         ACADIAN: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN     525910 - Open-End      New York      NY       UNITED STATES
                 SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,    Investment Funds
                 L.L.C.
510  3         ALTRINSIC: NON-US EQUITY LLC                             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
511  4           ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
512  3         ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) LLC              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
513  3         ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) [SERIES], A      525910 - Open-End      New York      NY       UNITED STATES
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES      Investment Funds
                 MANAGED PORTFOLIOS, L.L.C.
514  3         COF ASSET TRUST 11/11                                    525990 - Other         Newark        DE       UNITED STATES
                                                                        Financial Vehicles


515  3         DONALD SMITH: SMALL CAP VALUE [SERIES], A SERIES OF      525910 - Open-End      New York      NY       UNITED STATES
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED        Investment Funds
                 PORTFOLIOS, L.L.C.
516  3         DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3     525910 - Open-End      New York      NY       UNITED STATES
                 [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER     Investment Funds
                 STRATEGIES MANAGED PORTFOLIOS, L.L.C.
517  4           GMS DISCOVERY FUND, LLC                                525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
518  3         DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5     525910 - Open-End      New York      NY       UNITED STATES
                 [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER     Investment Funds
                 STRATEGIES MANAGED PORTFOLIOS, L.L.C.
519  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A         525910 - Open-End      New York      NY       UNITED STATES
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES      Investment Funds
                 MANAGED PORTFOLIOS, L.L.C.
520  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 [SERIES],  SERIES   525910 - Open-End      New York      NY       UNITED STATES
                 OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED     Investment Funds
                 PORTFOLIOS, L.L.C.
521  4           GMS DISCOVERY FUND, LLC                                525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
522  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 [SERIES], A         525910 - Open-End      New York      NY       UNITED STATES
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES      Investment Funds
                 MANAGED PORTFOLIOS,  L.L.C.
523  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 LLC                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
524  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE          525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
525  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 LLC                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
526  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE          525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER  L.P.                                         Investment Funds
527  3         EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 LLC        525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
528  4           EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1          525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE MASTER L.P.                                 Investment Funds
529  3         FAIRHOLME: DYNAMIC EQUITY [SERIES], A SERIES OF          525910 - Open-End      New York      NY       UNITED STATES
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED        Investment Funds
                 PORTFOLIOS, L.L.C.
530  3         GMS DISCOVERY FUND, LLC                                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
531  3         GOLDMAN SACHS 130/30 FUNDAMENTAL EQUITY STRATEGY FUND    525990 - Other         Wilmington    DE       UNITED STATES
                 SEED ACCOUNT, LLC                                      Financial Vehicles
532  3         GOLDMAN SACHS 2007 LIQUIDITY ADVISORS, L.L.C.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
533  4           GOLDMAN SACHS LIQUIDITY PARTNERS 2007 OFFSHORE,        525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
534  4           GOLDMAN SACHS LIQUIDITY PARTNERS 2007, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
535  4           GS CREDIT OPPORTUNITIES 2007, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
536  5             GS MEZZANINE PARTNERS V, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
537  6               GS MEZZANINE PARTNERS V ONSHORE FUND,              525990 - Other         New York      NY       UNITED STATES
                       L.L.C.                                           Financial Vehicles
538  7                 GS MEZZANINE PARTNERS V ONSHORE FUND,            525990 - Other         New York      NY       UNITED STATES
                         L.P.                                           Financial Vehicles
539  8                   GS Lux Management Services S.a r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
540  8                   GSMP V ONSHORE INTERNATIONAL, LTD.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
541  9                     UMBRELLASTREAM LIMITED  PARTNERSHIP          525990 - Other         St. Peter              GUERNSEY
                             INCORPORATED                               Financial Vehicles     Port
542  8                   GSMP V ONSHORE INVESTMENT FUND,                525990 - Other         George Town            CAYMAN ISLANDS
                           LTD.                                         Financial Vehicles
543  8                   GSMP V ONSHORE S.a. r.l.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
544  8                   GSMP V ONSHORE SENIOR S.A R.L.                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
545  8                   GSMP V ONSHORE US, LTD.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
546  6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
547  3         GOLDMAN SACHS 49 FUND, LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


548  3         GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.              523920 - Portfolio     Sao Paulo              BRAZIL
                                                                        Management
549  4           GERDAU PREVIDENCIA FUNDO DE INVESTIMENTO EM ACOES 2    525910 - Open-End      Rio de                 BRAZIL
                                                                        Investment Funds       Janeiro


550  4           GOLDMAN SACHS ACOES TOP FUNDO DE INVESTIMENTO EM       525910 - Open-End      Rio de                 BRAZIL
                   COTAS DE FUNDOS DE INVESTIMENTO EM ACOES             Investment Funds       Janeiro


551  4           GOLDMAN SACHS HEDGE INSTITUCIONAL FUNDO DE             525910 - Open-End      Rio de                 BRAZIL
                   INVESTIMENTO EM COTAS DE FUNDO DE INVESTIMENTO       Investment Funds       Janeiro
                   MULTIMERCADO

552  5             GOLDMAN SACHS MASTER HEDGE INSTITUCIONAL FUNDO       525910 - Open-End      Rio de                 BRAZIL
                     DE INVESTIMENTO MULTIMERCADO                       Investment Funds       Janeiro
553  4           GOLDMAN SACHS IBOVESPA PLUS FUNDO DE INVESTIMENTO      525910 - Open-End      Sao Paulo              BRAZIL
                     EM COTAS DE FUNDOS DE INVESTIMENTO EM ACOES        Investment Funds


554  5             GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO DE       525910 - Open-End      Rio de                 BRAZIL
                     INVESTIMENTO EM ACOES                              Investment Funds       Janeiro
555  4           GOLDMAN SACHS IMA-B ATIVO FUNDO DE INVESTIMENTO EM     525910 - Open-End      Rio de                 BRAZIL
                     COTAS DE FUNDOS DE INVESTIMENTO RENDA FIXA         Investment Funds       Janeiro


556  5             GOLDMAN SACHS MASTER IMA-B ATIVO FUNDO DE            525910 - Open-End      Rio de                 BRAZIL
                     INVESTIMENTO RENDA FIXA                            Investment Funds       Janeiro
557  4           GOLDMAN SACHS KISTA - FUNDO EXCLUSIVO DE               525910 - Open-End      Rio de                 BRAZIL
                     INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO EM Investment Funds       Janeiro
                     ACOES

558  5             GOLDMAN SACHS MASTER IBX ATIVO - FUNDO DE            525910 - Open-End      Rio de                 BRAZIL
                     NVESTIMENTO EM ACOES                               Investment Funds       Janeiro
559  4           GOLDMAN SACHS MASTER ACOES TOP FUNDO DE                525910 - Open-End      Rio de                 BRAZIL
                     INVESTIMENTO EM ACOES                              Investment Funds       Janeiro


560  4           GOLDMAN SACHS MULTIESTRATEGIA FUNDO DE                 525910 - Open-End      Sao Paulo              BRAZIL
                   INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO      Investment Funds
                   MULTIMERCADO

561  5             GOLDMAN SACHS MASTER HEDGE FUNDO DE                  525910 - Open-End      Rio de                 BRAZIL
                     INVESTIMENTO MULTIMERCADO                          Investment Funds       Janeiro
562  4           GOLDMAN SACHS MULTIMANAGER ITAU PLUS 15 - FUNDO DE     525910 - Open-End      Sao Paulo              BRAZIL
                   INVESTIMENTO MULTIMERCADO                            Investment Funds


563  4           GOLDMAN SACHS RENDA FIXA PLUS FUNDO DE                 525910 - Open-End      Sao Paulo              BRAZIL
                   INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO      Investment Funds


564  5             GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE             525910 - Open-End      Rio de                 BRAZIL
                     INVESTIMENTO                                       Investment Funds       Janeiro
565  3         GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                 523920 - Portfolio     Tokyo                  JAPAN
                                                                        Management
566  3         GOLDMAN SACHS ASSET MANAGEMENT KOREA CO., LTD.           523920 - Portfolio     Chong Ro-Gu            KOREA, SOUTH
                                                                        Management
567  4           GOLDMAN SACHS BRICS SECURITIES FEEDER INVESTMENT       525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   TRUST (EQUITY-FOFS)                                  Investment Funds


568  4           GOLDMAN SACHS BRICS SECURITIES MASTER INVESTMENT       525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   TRUST                                                Investment Funds


569  4           GOLDMAN SACHS GLOBAL HIGH YIELD SECURITIES FEEDER      525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   INVESTMENT TRUST (DEBT-FUND OF FUNDS)                Investment Funds


570  4           GOLDMAN SACHS GLOBAL HIGH YIELD SECURITIES MASTER      525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   INVESTMENT TRUST (DEBT-FUND OF FUNDS)                Investment Funds


571  4           GOLDMAN SACHS KOREA SECURITIES MASTER INVESTMENT       525910 - Open-End      Seoul                  KOREA, SOUTH
                   TRUST [EQUITY]                                       Investment Funds


572  4           GOLDMAN SACHS US EQUITY SECURITIES FEEDER              525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   INVESTMENT TRUST                                     Investment Funds


573  4           GOLDMAN SACHS US EQUITY SECURITIES MASTER              525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   INVESTMENT TRUST                                     Investment Funds


574  4           HOLEINONE PP DERIV. 3                                  525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                                                                        Investment Funds


575  4           INVESTPOOL PRIVATE PLACEMENT SECURITIES 156-3          525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   [GOVERN BOND]                                        Investment Funds


576  4           INVESTPOOL PRIVATE PLACEMENT SECURITIES INVESTMENT     525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                   TRUST 78-11 [BOND]                                   Investment Funds


577  3         GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II          525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


578  3         GOLDMAN SACHS BANK LOAN SUB-TRUST (IN JAPAN FOR          525910 - Open-End      George Town            CAYMAN ISLANDS
                 QUALIFIED INSTITUTIONAL INVESTORS ONLY)                Investment Funds


579  4           GOLDMAN SACHS BANK LOAN PORTFOLIO   (A SUBFUND OF      525910 - Open-End      Dublin                 IRELAND
                   GOLDMAN SACHS INSTITUTIONAL FUNDS II PLC)            Investment Funds
580  5             ABS Loans 2007 Limited                               525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
581  3         GOLDMAN SACHS CANADIAN LONG DURATION PLUS FIXED INCOME   525910 - Open-End      Toronto       ON       CANADA
                 FUND                                                   Investment Funds


582  3         GOLDMAN SACHS CATASTROPHE RISK PREMIUM OPPORTUNITIES     525990 - Other         Wilmington    DE       UNITED STATES
                 ADVISORS III, L.L.C.                                   Financial Vehicles
583  3         GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND, LLC          525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds

500  3         W2007 230 PARK, LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
501  2       GOLDMAN SACHS 3, L.P.                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
502  2       GOLDMAN SACHS 4, L.P.                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
503  2       GOLDMAN SACHS 49 FUND, LLC                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
504  2       GOLDMAN SACHS 5, L.P.                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
505  2       GOLDMAN SACHS ARGENTINA L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


506  2       GOLDMAN SACHS ASSET BACKED SECURITIES CORP.                100        N/A





507  2       GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                   100        N/A

508  2       GOLDMAN SACHS ASSET MANAGEMENT, L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
509  3         ACADIAN: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN     N/A        N/A         The direct holder is a
                 SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,                           Managing Member.
                 L.L.C.
510  3         ALTRINSIC: NON-US EQUITY LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
511  4           ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
512  3         ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
513  3         ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) [SERIES], A      N/A        N/A         The direct holder is a
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES                             Managing Member.
                 MANAGED PORTFOLIOS, L.L.C.
514  3         COF ASSET TRUST 11/11                                    N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
515  3         DONALD SMITH: SMALL CAP VALUE [SERIES], A SERIES OF      N/A        N/A         The direct holder is a
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                               Managing Member.
                 PORTFOLIOS, L.L.C.
516  3         DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 3     N/A        N/A         The direct holder is a
                 [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER                            Managing Member.
                 STRATEGIES MANAGED PORTFOLIOS, L.L.C.
517  4           GMS DISCOVERY FUND, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
518  3         DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO 5     N/A        N/A         The direct holder is a
                 [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL MANAGER                            Managing Member.
                 STRATEGIES MANAGED PORTFOLIOS, L.L.C.
519  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A         N/A        N/A         The direct holder is a
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES                             Managing Member.
                 MANAGED PORTFOLIOS, L.L.C.
520  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 [SERIES],  SERIES   N/A        N/A         The direct holder is a
                 OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                            Managing Member.
                 PORTFOLIOS, L.L.C.
521  4           GMS DISCOVERY FUND, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
522  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 [SERIES], A         N/A        N/A         The direct holder is a
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES                             Managing Member.
                 MANAGED PORTFOLIOS,  L.L.C.
523  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 LLC                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
524  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE          N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 Limited Partner.
525  3         DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 LLC                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
526  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE          N/A        N/A         The direct holder is a
                   MASTER  L.P.                                                                Limited Partner.
527  3         EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 LLC        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
528  4           EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1          N/A        N/A         The direct holder is a
                   OFFSHORE MASTER L.P.                                                        Limited Partner.
529  3         FAIRHOLME: DYNAMIC EQUITY [SERIES], A SERIES OF          N/A        N/A         The direct holder is a
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                               Managing Member.
                 PORTFOLIOS, L.L.C.
530  3         GMS DISCOVERY FUND, LLC                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
531  3         GOLDMAN SACHS 130/30 FUNDAMENTAL EQUITY STRATEGY FUND    N/A        N/A         The direct holder is a
                 SEED ACCOUNT, LLC                                                             Managing Member.
532  3         GOLDMAN SACHS 2007 LIQUIDITY ADVISORS, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
533  4           GOLDMAN SACHS LIQUIDITY PARTNERS 2007 OFFSHORE,        N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
534  4           GOLDMAN SACHS LIQUIDITY PARTNERS 2007, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
535  4           GS CREDIT OPPORTUNITIES 2007, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
536  5             GS MEZZANINE PARTNERS V, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
537  6               GS MEZZANINE PARTNERS V ONSHORE FUND,              N/A        N/A         The direct holder is a
                       L.L.C.                                                                  Non-Managing Member.
538  7                 GS MEZZANINE PARTNERS V ONSHORE FUND,            N/A        N/A         The direct holder is a
                         L.P.                                                                  General Partner.
539  8                   GS Lux Management Services S.a r.l.            100        N/A

540  8                   GSMP V ONSHORE INTERNATIONAL, LTD.             100        N/A

541  9                     UMBRELLASTREAM LIMITED  PARTNERSHIP          N/A        43
                             INCORPORATED
542  8                   GSMP V ONSHORE INVESTMENT FUND,                100        N/A
                           LTD.
543  8                   GSMP V ONSHORE S.a. r.l.                       100        N/A

544  8                   GSMP V ONSHORE SENIOR S.A R.L.                 100        N/A

545  8                   GSMP V ONSHORE US, LTD.                        100        N/A

546  6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
547  3         GOLDMAN SACHS 49 FUND, LLC                               N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
548  3         GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.              100        N/A

549  4           GERDAU PREVIDENCIA FUNDO DE INVESTIMENTO EM ACOES 2    N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
550  4           GOLDMAN SACHS ACOES TOP FUNDO DE INVESTIMENTO EM       N/A        N/A         The direct holder has
                   COTAS DE FUNDOS DE INVESTIMENTO EM ACOES                                    Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
551  4           GOLDMAN SACHS HEDGE INSTITUCIONAL FUNDO DE             N/A        N/A         The direct holder has
                   INVESTIMENTO EM COTAS DE FUNDO DE INVESTIMENTO                              Control through a
                   MULTIMERCADO                                                                Management Agreement or
                                                                                               other arrangements.
552  5             GOLDMAN SACHS MASTER HEDGE INSTITUCIONAL FUNDO       100        N/A
                     DE INVESTIMENTO MULTIMERCADO
553  4           GOLDMAN SACHS IBOVESPA PLUS FUNDO DE INVESTIMENTO      N/A        N/A         The direct holder has
                     EM COTAS DE FUNDOS DE INVESTIMENTO EM ACOES                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
554  5             GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO DE       100        N/A
                     INVESTIMENTO EM ACOES
555  4           GOLDMAN SACHS IMA-B ATIVO FUNDO DE INVESTIMENTO EM     N/A        N/A         The direct holder has
                     COTAS DE FUNDOS DE INVESTIMENTO RENDA FIXA                                Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
556  5             GOLDMAN SACHS MASTER IMA-B ATIVO FUNDO DE            100        N/A
                     INVESTIMENTO RENDA FIXA
557  4           GOLDMAN SACHS KISTA - FUNDO EXCLUSIVO DE               N/A        N/A         The direct holder has
                     INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO EM                        Control through a
                     ACOES                                                                     Management Agreement or
                                                                                               other arrangements.
558  5             GOLDMAN SACHS MASTER IBX ATIVO - FUNDO DE            100        N/A
                     NVESTIMENTO EM ACOES
559  4           GOLDMAN SACHS MASTER ACOES TOP FUNDO DE                N/A        N/A         The direct holder has
                     INVESTIMENTO EM ACOES                                                     Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
560  4           GOLDMAN SACHS MULTIESTRATEGIA FUNDO DE                 N/A        N/A         The direct holder has
                   INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO                             Control through a
                   MULTIMERCADO                                                                Management Agreement or
                                                                                               other arrangements.
561  5             GOLDMAN SACHS MASTER HEDGE FUNDO DE                  100        N/A
                     INVESTIMENTO MULTIMERCADO
562  4           GOLDMAN SACHS MULTIMANAGER ITAU PLUS 15 - FUNDO DE     N/A        N/A         The direct holder has
                   INVESTIMENTO MULTIMERCADO                                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
563  4           GOLDMAN SACHS RENDA FIXA PLUS FUNDO DE                 N/A        N/A         The direct holder has
                   INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO                             Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
564  5             GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE             100        N/A
                     INVESTIMENTO
565  3         GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.                 100        N/A

566  3         GOLDMAN SACHS ASSET MANAGEMENT KOREA CO., LTD.           100        N/A

567  4           GOLDMAN SACHS BRICS SECURITIES FEEDER INVESTMENT       N/A        N/A         The direct holder has
                   TRUST (EQUITY-FOFS)                                                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
568  4           GOLDMAN SACHS BRICS SECURITIES MASTER INVESTMENT       N/A        N/A         The direct holder has
                   TRUST                                                                       Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
569  4           GOLDMAN SACHS GLOBAL HIGH YIELD SECURITIES FEEDER      N/A        N/A         The direct holder has
                   INVESTMENT TRUST (DEBT-FUND OF FUNDS)                                       Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
570  4           GOLDMAN SACHS GLOBAL HIGH YIELD SECURITIES MASTER      N/A        N/A         The direct holder has
                   INVESTMENT TRUST (DEBT-FUND OF FUNDS)                                       Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
571  4           GOLDMAN SACHS KOREA SECURITIES MASTER INVESTMENT       N/A        N/A         The direct holder has
                   TRUST [EQUITY]                                                              Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
572  4           GOLDMAN SACHS US EQUITY SECURITIES FEEDER              N/A        N/A         The direct holder has
                   INVESTMENT TRUST                                                            Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
573  4           GOLDMAN SACHS US EQUITY SECURITIES MASTER              N/A        N/A         The direct holder has
                   INVESTMENT TRUST                                                            Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
574  4           HOLEINONE PP DERIV. 3                                  N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
575  4           INVESTPOOL PRIVATE PLACEMENT SECURITIES 156-3          N/A        N/A         The direct holder has
                   [GOVERN BOND]                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
576  4           INVESTPOOL PRIVATE PLACEMENT SECURITIES INVESTMENT     N/A        N/A         The direct holder has
                   TRUST 78-11 [BOND]                                                          Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
577  3         GOLDMAN SACHS AUSTRALIA ENHANCED INCOME FUND II          N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
578  3         GOLDMAN SACHS BANK LOAN SUB-TRUST (IN JAPAN FOR          N/A        N/A         The direct holder has
                 QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                       Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
579  4           GOLDMAN SACHS BANK LOAN PORTFOLIO   (A SUBFUND OF      75         N/A
                   GOLDMAN SACHS INSTITUTIONAL FUNDS II PLC)
580  5             ABS Loans 2007 Limited                               100        N/A

581  3         GOLDMAN SACHS CANADIAN LONG DURATION PLUS FIXED INCOME   N/A        N/A         The direct holder has
                 FUND                                                                          Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
582  3         GOLDMAN SACHS CATASTROPHE RISK PREMIUM OPPORTUNITIES     N/A        N/A         The direct holder is a
                 ADVISORS III, L.L.C.                                                          Managing Member.
583  3         GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND, LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.

584  3         GOLDMAN SACHS COMMODITY OPPORTUNITIES TRUST (A SUBFUND   525910 - Open-End      Dublin                 IRELAND
                 OF GOLDMAN SACHS SELECT INVESTMENT FUNDS II)           Investment Funds


585  3         GOLDMAN SACHS CONCENTRATED MEZZANINE AND DISTRESSED      525990 - Other         New York      NY       UNITED STATES
                 FUND, LLC                                              Financial Vehicles
586  4           GS MEZZANINE PARTNERS 2006, L.P.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
587  5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
588  6               GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
589  7                 GSMP 2006 ONSHORE INVESTMENT FUND, L.L.C.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
590  8                   GS Lux Management Services S.a r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
591  8                   GSMP 2006 ONSHORE INTERNATIONAL, LTD.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
592  9                     GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL,    525990 - Other         George Town            CAYMAN ISLANDS
                             LTD.                                       Financial Vehicles
593  10                      GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL   525990 - Other         George Town            CAYMAN ISLANDS
                               (BRENNTAG), LTD.                         Financial Vehicles
594  10                      GSMP 2006 Onshore Holdings S.a r.l.        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
595  9                     SEVRES II S.A.R.L.                           525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
596  8                   GSMP 2006 ONSHORE US, LTD.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
597  9                     GSMP 2006 ONSHORE HOLDINGS US, LTD.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
598  7                 GSMP 2006 ONSHORE S.A.R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
599  5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
600  3         GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES GP, LLC          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
601  4           GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER         525910 - Open-End      George Town            CAYMAN ISLANDS
                   FUND, L.P.                                           Investment Funds
602  3         GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND, LLC      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
603  3         GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 GP, L.L.C.       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
604  4           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND           525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Investment Funds
605  5             GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER       525910 - Open-End      George Town            CAYMAN ISLANDS
                     FUND, L.P.                                         Investment Funds
606  4           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND, L.P.     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
607  5             GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER       525910 - Open-End      George Town            CAYMAN ISLANDS
                     FUND, L.P.                                         Investment Funds
608  4           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER         525910 - Open-End      George Town            CAYMAN ISLANDS
                   FUND, L.P.                                           Investment Funds
609  3         GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008    525990 - Other         Wilmington    DE       UNITED STATES
                 ADVISORS, L.L.C.                                       Financial Vehicles
610  4           GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL       525910 - Open-End      George Town            CAYMAN ISLANDS
                   2008 FUND, L.P.                                      Investment Funds
611  3         GOLDMAN SACHS DIRECT STRATEGIES EMPLOYEE FUND, LLC       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
612  3         GOLDMAN SACHS DIRECT STRATEGIES QEP EMPLOYEE FUND, LLC   525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
613  3         GOLDMAN SACHS EMERGING MARKET BOND LOCAL SUB-TRUST       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


614  3         GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


615  3         GOLDMAN SACHS EMERGING MARKET BOND SUB-TRUST (IN JAPAN   525910 - Open-End      George Town            CAYMAN ISLANDS
                 FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)            Investment Funds


616  3         GOLDMAN SACHS EMERGING MARKETS GP, LLC                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
617  4           GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING         525910 - Open-End      George Town            CAYMAN ISLANDS
                   MARKETS MASTER FUND, L.P.                            Investment Funds
618  3         GOLDMAN SACHS EMERGING MARKETS INVESTMENT GRADE BOND     525910 - Open-End      George Town            CAYMAN ISLANDS
                 SUB-TRUST                                              Investment Funds


619  3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND, LLC   525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
620  3         GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND, LLC    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
621  4           GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING         525910 - Open-End      George Town            CAYMAN ISLANDS
                   MARKETS MASTER FUND, L.P.                            Investment Funds
622  3         GOLDMAN SACHS ENHANCED COMMODITY SUB-TRUST (IN JAPAN     525910 - Open-End      George Town            CAYMAN ISLANDS
                 FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)            Investment Funds


623  3         GOLDMAN SACHS EXOTIC BALANCE FUND (IN JAPAN FOR          525910 - Open-End      George Town            CAYMAN ISLANDS
                 QUALIFIED INSTITUTIONAL INVESTORS ONLY)                Investment Funds


624  3         GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND, LLC        525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
625  4           GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
626  3         GOLDMAN SACHS GLOBAL ALPHA EMPLOYEE FUND, LLC            525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
627  3         GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND PLC       525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


628  3         GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND, LLC      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
629  3         GOLDMAN SACHS GLOBAL EQUITY PARTNERS I, LLC              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
630  3         GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT       525990 - Other         Wilmington    DE       UNITED STATES
                 FUND, LLC                                              Financial Vehicles


631  3         GOLDMAN SACHS GLOBAL HIGH YIELD BOND SUB-TRUST (IN       525910 - Open-End      George Town            CAYMAN ISLANDS
                 JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)      Investment Funds


632  3         GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
633  4           GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER         525910 - Open-End      George Town            CAYMAN ISLANDS
                   FUND, L.P.                                           Investment Funds
634  3         GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT OFFSHORE, LTD. 525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


635  3         GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT, LLC           525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
636  3         GOLDMAN SACHS GLOBAL VOLATILITY GP, LLC                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
637  4           GOLDMAN SACHS GLOBAL VOLATILITY MASTER FUND, L.P.      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
638  3         GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST            525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


639  3         GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                  523930 -               New York      NY       UNITED STATES
                                                                        Investment Advice
640  4           GOLDMAN SACHS ACCESS FUND GSIP/LH GP, LLC              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
641  5             Goldman Sachs Access - Goldman Sachs                 525910 - Open-End      New York      NY       UNITED STATES
                     Investment Partners/Liberty Harbor, L.P.           Investment Funds
642  4           GOLDMAN SACHS ACCESS FUNDS GP, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
643  5             GOLDMAN SACHS DIVERSIFIED STRATEGIES FUND, L.P.      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
644  4           GOLDMAN SACHS BH FUND ONSHORE, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
645  4           GOLDMAN SACHS CLASSIC OFFSHORE HOLDINGS, LTD.          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


646  5             GOLDMAN SACHS CLASSIC HOLDINGS, LLC                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
647  4           GOLDMAN SACHS DEWORDE ONSHORE, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
648  4           GOLDMAN SACHS DIRECT STRATEGIES PLC                    525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


649  4           GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR PORTFOLIO       525910 - Open-End      George Town            CAYMAN ISLANDS
                   YEN FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS)     Investment Funds


650  5             TE JENKINS INVESTORS, LTD.                           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
651  4           GOLDMAN SACHS EP PARTNERS SPC                          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
652  4           GOLDMAN SACHS EP PARTNERS, LLC                         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
653  4           GOLDMAN SACHS FUNDS II SICAV - GOLDMAN SACHS           525990 - Other         Luxembourg             LUXEMBOURG
                   DYNAMIC ALTERNATIVE STRATEGIES PORTFOLIO             Financial Vehicles
654  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC         525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


655  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT II, LLC         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
656  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC             525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


657  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT, LLC            525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
658  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES            525910 - Open-End      Dublin                 IRELAND
                   (IRELAND)                                            Investment Funds


659  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II         525910 - Open-End      Dublin                 IRELAND
                   (IRELAND)                                            Investment Funds


660  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II, LLC    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
661  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES, LLC       525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
662  4           GOLDMAN SACHS GLOBAL RELATIVE VALUE II, LLC            525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
663  4           GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


664  4           GOLDMAN SACHS GLOBAL RELATIVE VALUE, LLC               525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
665  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC           525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


666  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING II, LLC          525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
667  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING III, LLC         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds

584  3         GOLDMAN SACHS COMMODITY OPPORTUNITIES TRUST (A SUBFUND   N/A        N/A         The direct holder has
                 OF GOLDMAN SACHS SELECT INVESTMENT FUNDS II)                                  Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
585  3         GOLDMAN SACHS CONCENTRATED MEZZANINE AND DISTRESSED      N/A        N/A         The direct holder is a
                 FUND, LLC                                                                     Managing Member.
586  4           GS MEZZANINE PARTNERS 2006, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
587  5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
588  6               GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
589  7                 GSMP 2006 ONSHORE INVESTMENT FUND, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
590  8                   GS Lux Management Services S.a r.l.            100        N/A

591  8                   GSMP 2006 ONSHORE INTERNATIONAL, LTD.          100        N/A

592  9                     GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL,    100        N/A
                             LTD.
593  10                      GSMP 2006 ONSHORE HOLDINGS INTERNATIONAL   100        N/A
                               (BRENNTAG), LTD.
594  10                      GSMP 2006 Onshore Holdings S.a r.l.        100        N/A

595  9                     SEVRES II S.A.R.L.                           73         73

596  8                   GSMP 2006 ONSHORE US, LTD.                     100        N/A

597  9                     GSMP 2006 ONSHORE HOLDINGS US, LTD.          100        N/A

598  7                 GSMP 2006 ONSHORE S.A.R.L.                       100        N/A

599  5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
600  3         GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES GP, LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
601  4           GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER         N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
602  3         GOLDMAN SACHS CORPORATE CREDIT INVESTMENT FUND, LLC      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
603  3         GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 GP, L.L.C.       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
604  4           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND           N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
605  5             GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER       N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.
606  4           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
607  5             GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER       N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.
608  4           GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 MASTER         N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
609  3         GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL 2008    N/A        N/A         The direct holder is a
                 ADVISORS, L.L.C.                                                              Managing Member.
610  4           GOLDMAN SACHS CREDIT OPPORTUNITIES INSTITUTIONAL       N/A        N/A         The direct holder is a
                   2008 FUND, L.P.                                                             General Partner.
611  3         GOLDMAN SACHS DIRECT STRATEGIES EMPLOYEE FUND, LLC       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
612  3         GOLDMAN SACHS DIRECT STRATEGIES QEP EMPLOYEE FUND, LLC   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
613  3         GOLDMAN SACHS EMERGING MARKET BOND LOCAL SUB-TRUST       N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
614  3         GOLDMAN SACHS EMERGING MARKET BOND PLUS SUB-TRUST        N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
615  3         GOLDMAN SACHS EMERGING MARKET BOND SUB-TRUST (IN JAPAN   N/A        N/A         The direct holder has
                 FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
616  3         GOLDMAN SACHS EMERGING MARKETS GP, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
617  4           GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING         N/A        N/A         The direct holder is a
                   MARKETS MASTER FUND, L.P.                                                   General Partner.
618  3         GOLDMAN SACHS EMERGING MARKETS INVESTMENT GRADE BOND     N/A        N/A         The direct holder has
                 SUB-TRUST                                                                     Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
619  3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND, LLC   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
620  3         GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND, LLC    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
621  4           GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING         N/A        N/A         The direct holder is a
                   MARKETS MASTER FUND, L.P.                                                   Limited Partner.
622  3         GOLDMAN SACHS ENHANCED COMMODITY SUB-TRUST (IN JAPAN     N/A        N/A         The direct holder has
                 FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
623  3         GOLDMAN SACHS EXOTIC BALANCE FUND (IN JAPAN FOR          N/A        N/A         The direct holder has
                 QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                       Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
624  3         GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND, LLC        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
625  4           GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
626  3         GOLDMAN SACHS GLOBAL ALPHA EMPLOYEE FUND, LLC            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
627  3         GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND PLC       N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
628  3         GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND, LLC      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
629  3         GOLDMAN SACHS GLOBAL EQUITY PARTNERS I, LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
630  3         GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT       N/A        N/A         The direct holder has
                 FUND, LLC                                                                     Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
631  3         GOLDMAN SACHS GLOBAL HIGH YIELD BOND SUB-TRUST (IN       N/A        N/A         The direct holder has
                 JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                             Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
632  3         GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
633  4           GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER         N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  Limited Partner.
634  3         GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT OFFSHORE, LTD. N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
635  3         GOLDMAN SACHS GLOBAL OPPORTUNITIES SELECT, LLC           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
636  3         GOLDMAN SACHS GLOBAL VOLATILITY GP, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
637  4           GOLDMAN SACHS GLOBAL VOLATILITY MASTER FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
638  3         GOLDMAN SACHS GROWTH MARKETS EQUITY SUB-TRUST            N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
639  3         GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
640  4           GOLDMAN SACHS ACCESS FUND GSIP/LH GP, LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
641  5             Goldman Sachs Access - Goldman Sachs                 N/A        N/A         The direct holder is a
                     Investment Partners/Liberty Harbor, L.P.                                  General Partner.
642  4           GOLDMAN SACHS ACCESS FUNDS GP, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
643  5             GOLDMAN SACHS DIVERSIFIED STRATEGIES FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
644  4           GOLDMAN SACHS BH FUND ONSHORE, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
645  4           GOLDMAN SACHS CLASSIC OFFSHORE HOLDINGS, LTD.          N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
646  5             GOLDMAN SACHS CLASSIC HOLDINGS, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
647  4           GOLDMAN SACHS DEWORDE ONSHORE, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
648  4           GOLDMAN SACHS DIRECT STRATEGIES PLC                    N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
649  4           GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR PORTFOLIO       N/A        N/A         The direct holder has
                   YEN FUND (FOR QUALIFIED INSTITUTIONAL INVESTORS)                            Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
650  5             TE JENKINS INVESTORS, LTD.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
651  4           GOLDMAN SACHS EP PARTNERS SPC                          100        N/A

652  4           GOLDMAN SACHS EP PARTNERS, LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
653  4           GOLDMAN SACHS FUNDS II SICAV - GOLDMAN SACHS           N/A        N/A         The direct holder is a
                   DYNAMIC ALTERNATIVE STRATEGIES PORTFOLIO                                    Managing Member.
654  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC         N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
655  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT II, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
656  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC             N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
657  4           GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT, LLC            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
658  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES            N/A        N/A         The direct holder has
                   (IRELAND)                                                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
659  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II         N/A        N/A         The direct holder has
                   (IRELAND)                                                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
660  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II, LLC    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
661  4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES, LLC       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
662  4           GOLDMAN SACHS GLOBAL RELATIVE VALUE II, LLC            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
663  4           GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC                N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
664  4           GOLDMAN SACHS GLOBAL RELATIVE VALUE, LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
665  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC           N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
666  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING II, LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
667  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING III, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.

668  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING                  525910 - Open-End      Dublin                 IRELAND
                   INSTITUTIONAL PLC                                    Investment Funds


669  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC              525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


670  5             TE JENKINS INVESTORS, LTD.                           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
671  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
672  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
673  4           GOLDMAN SACHS GLOBAL TRADING ADVISORS LLC              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
674  4           GOLDMAN SACHS GREEN ORCHARD FUND (FOR QUALIFIED        525910 - Open-End      George Town            CAYMAN ISLANDS
                   INSTITUTIONAL INVESTORS)                             Investment Funds


675  4           GOLDMAN SACHS GTT INSTITUTIONAL YEN FUND, A            525910 - Open-End      Dublin                 IRELAND
                   SUB-FUND OF GOLDMAN SACHS MULTI MANAGER FUNDS        Investment Funds


676  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING                525910 - Open-End      Dublin                 IRELAND
                     INSTITUTIONAL PLC                                  Investment Funds
677  4           GOLDMAN SACHS GTT INSTITUTIONAL YEN UNIT TRUST         525910 - Open-End      George Town            CAYMAN ISLANDS
                   (FOR QUALIFIED INSTITUTIONAL INVESTORS)              Investment Funds


678  4           GOLDMAN SACHS GTT YEN (PA) FUND, A SUB-FUND OF         525910 - Open-End      Dublin                 IRELAND
                   GOLDMAN SACHS MULTI MANAGER FUNDS                    Investment Funds


679  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
680  4           GOLDMAN SACHS GTT YEN FUND, A SUB-FUND OF GOLDMAN      525910 - Open-End      Dublin                 IRELAND
                   SACHS MULTI MANAGER FUNDS                            Investment Funds


681  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
682  4           GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2007), LLC     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
683  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
684  4           GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2008), LLC     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
685  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
686  4           GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LLC            525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
687  4           GOLDMAN SACHS HEDGE FUND PARTNERS II, LLC              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
688  4           GOLDMAN SACHS HEDGE FUND PARTNERS III, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
689  4           GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LLC            525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
690  4           GOLDMAN SACHS HEDGE FUND PARTNERS, LLC                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
691  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO II PLC              525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


692  5             GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC           525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
693  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          525910 - Open-End      Dublin                 IRELAND
                     (IRELAND)                                          Investment Funds
694  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          525910 - Open-End      Dublin                 IRELAND
                     SPV LIMITED                                        Investment Funds
695  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC           525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
696  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC              525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
697  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC         525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
698  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
699  5             GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
700  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO III PLC             525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


701  5             GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC       525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
702  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II       525910 - Open-End      Dublin                 IRELAND
                     (IRELAND)                                          Investment Funds
703  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II       525910 - Open-End      Dublin                 IRELAND
                     SPV LIMITED                                        Investment Funds
704  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC           525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
705  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC              525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
706  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING III PLC        525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
707  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
708  5             GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
709  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO INSTITUTIONAL PLC   525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


710  5             TE JENKINS INVESTORS, LTD.                           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
711  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO PLC                 525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


712  5             GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC           525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
713  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          525910 - Open-End      Dublin                 IRELAND
                     (IRELAND)                                          Investment Funds
714  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          525910 - Open-End      Dublin                 IRELAND
                     SPV LIMITED                                        Investment Funds
715  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC              525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
716  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
717  5             GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
718  4           GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LLC              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
719  4           GOLDMAN SACHS MARKET INDEPENDENT FUND (2007), LLC      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
720  4           GOLDMAN SACHS MARKET INDEPENDENT FUND, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
721  4           GOLDMAN SACHS MULTI-STRATEGY DILLON TRUST              525910 - Open-End      New York      NY       UNITED STATES
                   PORTFOLIO, LLC                                       Investment Funds
722  4           GOLDMAN SACHS MULTI-STRATEGY G-FAMILY FUND, LLC        525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
723  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
724  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO (NJ), LLC       525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
725  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
726  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO FDEG            525990 - Other         New York      NY       UNITED STATES
                   FAMILY, LLC                                          Financial Vehicles
727  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            525910 - Open-End      New York      NY       UNITED STATES
                   (BROADSCOPE) HOLDINGS, LLC                           Investment Funds
728  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO III, L.P.       525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
729  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IX, LTD.        525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


730  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO MAGUIRE, LLC    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
731  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SMG FAMILY      525910 - Open-End      New York      NY       UNITED STATES
                   FUND, LLC                                            Investment Funds
732  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
733  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO WST, LLC        525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
734  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO XI, LLC         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
735  4           GOLDMAN SACHS PRINCETON FUND, LLC                      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
736  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
737  4           GOLDMAN SACHS PROPRIETARY ACCESS FUND, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
738  4           GOLDMAN SACHS RP PARTNERS SPC                          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
739  4           GOLDMAN SACHS RP PARTNERS, LLC                         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
740  4           GOLDMAN SACHS SELECT ACCESS FUND, L.P.                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
741  4           GOLDMAN SACHS SHERWOOD FUND, LLC                       525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
742  4           GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE         525910 - Open-End      New York      NY       UNITED STATES
                   FUND, LLC                                            Investment Funds
743  4           GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
744  4           GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, L.P.          525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
745  4           GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT PARTNERS, LLC  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
746  4           GOLDMAN SACHS SYM FUND (FOR QUALIFIED                  525910 - Open-End      George Town            CAYMAN ISLANDS
                   INSTITUTIONAL INVESTORS)                             Investment Funds


747  4           GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LLC  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
748  5             GOLDMAN SACHS WEST STREET PARTNERS MASTER            525910 - Open-End      New York      NY       UNITED STATES
                     FUND, LLC                                          Investment Funds
749  4           GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE         525910 - Open-End      New York      NY       UNITED STATES
                   FUND 2006, LLC                                       Investment Funds
750  4           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
751  4           GOLDMAN SACHS WEST STREET PARTNERS, LLC                525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds

668  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING                  N/A        N/A         The direct holder has
                   INSTITUTIONAL PLC                                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
669  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC              N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
670  5             TE JENKINS INVESTORS, LTD.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
671  4           GOLDMAN SACHS GLOBAL TACTICAL TRADING, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
672  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
673  4           GOLDMAN SACHS GLOBAL TRADING ADVISORS LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
674  4           GOLDMAN SACHS GREEN ORCHARD FUND (FOR QUALIFIED        N/A        N/A         The direct holder has
                   INSTITUTIONAL INVESTORS)                                                    Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
675  4           GOLDMAN SACHS GTT INSTITUTIONAL YEN FUND, A            N/A        N/A         The direct holder has
                   SUB-FUND OF GOLDMAN SACHS MULTI MANAGER FUNDS                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
676  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING                100        N/A
                     INSTITUTIONAL PLC
677  4           GOLDMAN SACHS GTT INSTITUTIONAL YEN UNIT TRUST         N/A        N/A         The direct holder has
                   (FOR QUALIFIED INSTITUTIONAL INVESTORS)                                     Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
678  4           GOLDMAN SACHS GTT YEN (PA) FUND, A SUB-FUND OF         N/A        N/A         The direct holder has
                   GOLDMAN SACHS MULTI MANAGER FUNDS                                           Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
679  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            57         N/A

680  4           GOLDMAN SACHS GTT YEN FUND, A SUB-FUND OF GOLDMAN      N/A        N/A         The direct holder has
                   SACHS MULTI MANAGER FUNDS                                                   Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
681  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            57         N/A

682  4           GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2007), LLC     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
683  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
684  4           GOLDMAN SACHS HEDGE FUND OPPORTUNITIES (2008), LLC     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
685  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
686  4           GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LLC            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
687  4           GOLDMAN SACHS HEDGE FUND PARTNERS II, LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
688  4           GOLDMAN SACHS HEDGE FUND PARTNERS III, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
689  4           GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LLC            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
690  4           GOLDMAN SACHS HEDGE FUND PARTNERS, LLC                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
691  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO II PLC              N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
692  5             GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC           57         N/A

693  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          34         N/A
                     (IRELAND)
694  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          59         N/A
                     SPV LIMITED
695  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC           83         N/A

696  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC              36         N/A

697  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING II PLC         23         N/A

698  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            57         N/A

699  5             GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
700  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO III PLC             N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
701  5             GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT  II PLC       57         N/A

702  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II       35         N/A
                     (IRELAND)
703  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II       32         N/A
                     SPV LIMITED
704  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE II PLC           83         N/A

705  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC              36         N/A

706  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING III PLC        85         N/A

707  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            57         N/A

708  5             GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
709  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO INSTITUTIONAL PLC   N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
710  5             TE JENKINS INVESTORS, LTD.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
711  4           GOLDMAN SACHS HEDGE FUND PORTFOLIO PLC                 N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
712  5             GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC           57         N/A

713  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          34         N/A
                     (IRELAND)
714  5             GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES          59         N/A
                     SPV LIMITED
715  5             GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC              36         N/A

716  5             GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC            57         N/A

717  5             GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
718  4           GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
719  4           GOLDMAN SACHS MARKET INDEPENDENT FUND (2007), LLC      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
720  4           GOLDMAN SACHS MARKET INDEPENDENT FUND, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
721  4           GOLDMAN SACHS MULTI-STRATEGY DILLON TRUST              N/A        N/A         The direct holder is a
                   PORTFOLIO, LLC                                                              Managing Member.
722  4           GOLDMAN SACHS MULTI-STRATEGY G-FAMILY FUND, LLC        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
723  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
724  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO (NJ), LLC       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
725  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
726  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO FDEG            N/A        N/A         The direct holder is a
                   FAMILY, LLC                                                                 Managing Member.
727  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            N/A        N/A         The direct holder is a
                   (BROADSCOPE) HOLDINGS, LLC                                                  Managing Member.
728  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO III, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
729  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IX, LTD.        N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
730  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO MAGUIRE, LLC    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
731  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SMG FAMILY      N/A        N/A         The direct holder is a
                   FUND, LLC                                                                   Managing Member.
732  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
733  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO WST, LLC        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
734  4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO XI, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
735  4           GOLDMAN SACHS PRINCETON FUND, LLC                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
736  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
737  4           GOLDMAN SACHS PROPRIETARY ACCESS FUND, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
738  4           GOLDMAN SACHS RP PARTNERS SPC                          100        N/A

739  4           GOLDMAN SACHS RP PARTNERS, LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
740  4           GOLDMAN SACHS SELECT ACCESS FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
741  4           GOLDMAN SACHS SHERWOOD FUND, LLC                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
742  4           GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE         N/A        N/A         The direct holder is a
                   FUND, LLC                                                                   Managing Member.
743  4           GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
744  4           GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
745  4           GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT PARTNERS, LLC  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
746  4           GOLDMAN SACHS SYM FUND (FOR QUALIFIED                  N/A        N/A         The direct holder has
                   INSTITUTIONAL INVESTORS)                                                    Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
747  4           GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LLC  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
748  5             GOLDMAN SACHS WEST STREET PARTNERS MASTER            N/A        N/A         The direct holder is a
                     FUND, LLC                                                                 Non-Managing Member.
749  4           GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE         N/A        N/A         The direct holder is a
                   FUND 2006, LLC                                                              Managing Member.
750  4           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LLC    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
751  4           GOLDMAN SACHS WEST STREET PARTNERS, LLC                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

752  5             GOLDMAN SACHS WEST STREET PARTNERS MASTER            525910 - Open-End      New York      NY       UNITED STATES
                     FUND, LLC                                          Investment Funds
753  4           GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND          525910 - Open-End      New York      NY       UNITED STATES
                   2007, LLC                                            Investment Funds
754  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2006         525910 - Open-End      New York      NY       UNITED STATES
                   SEGREGATED PORTFOLIO                                 Investment Funds
755  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2007         525910 - Open-End      New York      NY       UNITED STATES
                   SEGREGATED PORTFOLIO                                 Investment Funds
756  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2011         525910 - Open-End      New York      NY       UNITED STATES
                   SEGREGATED PORTFOLIO                                 Investment Funds
757  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2006         525910 - Open-End      George Town            CAYMAN ISLANDS
                   SEGREGATED PORTFOLIO                                 Investment Funds
758  4           GS EH HOLDINGS, LLC                                    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
759  4           Goldman Sachs Multi-Strategy Portfolio RT, LLC         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
760  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
761  4           HEDGE FUND MANAGERS (DISCOVERY): 2011, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
762  4           HEDGE FUND SEEDING STRATEGY: 2011 ADVISORS LLC         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
763  5             HEDGE FUND SEEDING STRATEGY OFFSHORE: 2011 LP        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
764  4           HEDGE FUND SEEDING STRATEGY: 2011 LLC                  525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
765  4           HIGHBRIDGE MANAGED PORTFOLIO FEEDER, LTD.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
766  4           HIGHBRIDGE MANAGED PORTFOLIO MASTER, LTD.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
767  4           MULTI-STRATEGY PORTFOLIO AMERICAN HONDA MASTER         525910 - Open-End      George Town            CAYMAN ISLANDS
                   RETIREMENT FUND, LTD.                                Investment Funds


768  4           MULTI-STRATEGY PORTFOLIO CASELTON FUND, LTD.           525910 - Open-End      New York      NEW YORK UNITED STATES
                                                                        Investment Funds


769  4           MULTI-STRATEGY PORTFOLIO RLTM, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
770  4           MULTI-STRATEGY PORTFOLIO UNION BLUE FUND               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


771  4           MULTI-STRATEGY PORTFOLIO WANEK, LLC                    525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds


772  4           SELECT COMMODITIES STRATEGIES, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
773  4           SELECT FUNDAMENTAL STRATEGIES, LLC                     525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
774  4           SELECT TRADING STRATEGIES, LLC                         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
775  4           SRK FAMILY FUND, LLC                                   525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
776  4           STRATEGIC ASIA PARTNERS ASSET TRUST                    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


777  4           STRATEGIC ASIA PARTNERS EMPLOYEE FUND ASSET TRUST      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


778  4           TE CALEL INVESTORS, LTD.                               525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
779  4           TE CALEL PORTFOLIO, LTD.                               525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
780  4           TE JENKINS INVESTORS, LTD.                             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
781  4           TE JENKINS PORTFOLIO, LTD.                             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
782  4           THEOREMA MANAGED PORTFOLIO FEEDER, LTD.                525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
783  4           THEOREMA MANAGED PORTFOLIO MASTER, LTD.                525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
784  3         GOLDMAN SACHS INDIA FUND LIMITED                         525910 - Open-End      Ebene                  MAURITIUS
                                                                        Investment Funds


785  3         GOLDMAN SACHS KOKUSAI EQUITY MASTER FUND (A SUBFUND OF   525910 - Open-End      Dublin                 IRELAND
                 GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                 Investment Funds


786  3         GOLDMAN SACHS KOKUSAI FIXED INCOME PASSIVE SUB-TRUST     525910 - Open-End      George Town            CAYMAN ISLANDS
                 (IN JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)  Investment Funds


787  3         GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 ADVISORS,    525990 - Other         Wilmington    DE       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
788  4           GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 FUND,      525910 - Open-End      George Town            CAYMAN ISLANDS
                   L.P.                                                 Investment Funds
789  3         GOLDMAN SACHS LIQUIDITY PARTNERS 2007 PMD FUND, LLC      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
790  3         GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES ADVISORS,    525990 - Other         Wilmington    DE       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
791  4           GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES FUND,      525990 - Other         New York      NY       UNITED STATES
                   L.P.                                                 Financial Vehicles
792  4           GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES            525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE FUND, L.P.                                  Financial Vehicles
793  3         GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008 ADVISORS,    525990 - Other         Wilmington    DE       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
794  3         GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND, LLC         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
795  4           GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER          525910 - Open-End      George Town            CAYMAN ISLANDS
                   FUND, L.P.                                           Investment Funds
796  3         GOLDMAN SACHS SUPERCONCENTRATED GROWTH GP, LLC           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
797  4           GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND            525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Investment Funds
798  5             GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER        525910 - Open-End      George Town            CAYMAN ISLANDS
                     FUND, L.P.                                         Investment Funds
799  4           GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER          525910 - Open-End      George Town            CAYMAN ISLANDS
                   FUND, L.P.                                           Investment Funds
800  3         GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND, LLC      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
801  3         GOLDMAN SACHS US EQUITY MARKET NEUTRAL FUND (UNIT        525910 - Open-End      Dublin                 IRELAND
                 TRUST) (IN JAPAN CLASS B FOR QUALIFIED INSTITUTIONAL   Investment Funds
                 INVESTORS ONLY)  (A SUBFUND OF GOLDMAN SACHS SELECT
                 INVESTMENT FUNDS)
802  3         GOLDMAN SACHS YEN LIBOR PLUS FUND #1 (IN JAPAN FOR       525910 - Open-End      George Town            CAYMAN ISLANDS
                 QUALIFIED INSTITUTIONAL INVESTORS ONLY)                Investment Funds


803  3         GS CREDIT BALANCE FUND                                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


804  3         GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


805  3         GS TACS ENHANCED DIVIDEND (U.S. LARGE CAP), LLC          525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
806  3         GS TACS MARKET CONTINUOUS (INTERNATIONAL), LLC           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
807  3         GS TACS MARKET CONTINUOUS (U.S. LARGE CAP), LLC          525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
808  3         GS TC ADVISORS, L.L.C.                                   525990 - Other         George Town            Cayman Islands
                                                                        Financial Vehicles
809  4           GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
810  3         GSAM (GMS Cayman GP) Ltd.                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
811  4           ACADIAN: NON-US EQUITY OFFSHORE L.P.                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
812  4           ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
813  4           ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE L.P.  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
814  4           ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE       525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
815  4           ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) OFFSHORE L.P.  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
816  4           DONALD SMITH: SMALL CAP VALUE OFFSHORE L.P.            525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
817  4           DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO     525910 - Open-End      George Town            CAYMAN ISLANDS
                   3 OFFSHORE L.P.                                      Investment Funds
818  4           DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO     525910 - Open-End      George Town            CAYMAN ISLANDS
                   5 OFFSHORE L.P.                                      Investment Funds
819  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
820  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
821  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
822  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE          525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
823  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE          525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER  L.P.                                         Investment Funds
824  4           EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1          525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE L.P.                                        Investment Funds
825  5             EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1        525910 - Open-End      George Town            CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                               Investment Funds
826  4           EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1          525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE MASTER L.P.                                 Investment Funds
827  4           FAIRHOLME: DYNAMIC EQUITY OFFSHORE L.P.                525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
828  4           LATEEF: DYNAMIC EQUITY OFFSHORE L.P.                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
829  4           LATEEF: DYNAMIC EQUITY OFFSHORE MASTER L.P.            525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
830  4           LSV: NON-US EQUITY OFFSHORE L.P.                       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
831  4           NON-US EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
832  4           NON-US EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
833  4           NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
834  4           NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
835  5             NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE         525910 - Open-End      George Town            CAYMAN ISLANDS
                     MASTER L.P.                                        Investment Funds

752  5             GOLDMAN SACHS WEST STREET PARTNERS MASTER            N/A        N/A         The direct holder is a
                     FUND, LLC                                                                 Non-Managing Member.
753  4           GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND          N/A        N/A         The direct holder is a
                   2007, LLC                                                                   Managing Member.
754  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2006         N/A        N/A         The direct holder is a
                   SEGREGATED PORTFOLIO                                                        Managing Member.
755  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2007         N/A        N/A         The direct holder is a
                   SEGREGATED PORTFOLIO                                                        Managing Member.
756  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC 2011         N/A        N/A         The direct holder is a
                   SEGREGATED PORTFOLIO                                                        Managing Member.
757  4           GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2006         N/A        N/A         The direct holder is a
                   SEGREGATED PORTFOLIO                                                        Managing Member.
758  4           GS EH HOLDINGS, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
759  4           Goldman Sachs Multi-Strategy Portfolio RT, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
760  5             GOLDMAN SACHS SHERWOOD FUND, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
761  4           HEDGE FUND MANAGERS (DISCOVERY): 2011, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
762  4           HEDGE FUND SEEDING STRATEGY: 2011 ADVISORS LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
763  5             HEDGE FUND SEEDING STRATEGY OFFSHORE: 2011 LP        N/A        N/A         The direct holder is a
                                                                                               General Partner.
764  4           HEDGE FUND SEEDING STRATEGY: 2011 LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
765  4           HIGHBRIDGE MANAGED PORTFOLIO FEEDER, LTD.              100        N/A

766  4           HIGHBRIDGE MANAGED PORTFOLIO MASTER, LTD.              100        N/A

767  4           MULTI-STRATEGY PORTFOLIO AMERICAN HONDA MASTER         N/A        N/A         The direct holder has
                   RETIREMENT FUND, LTD.                                                       Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
768  4           MULTI-STRATEGY PORTFOLIO CASELTON FUND, LTD.           N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
769  4           MULTI-STRATEGY PORTFOLIO RLTM, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
770  4           MULTI-STRATEGY PORTFOLIO UNION BLUE FUND               N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
771  4           MULTI-STRATEGY PORTFOLIO WANEK, LLC                    N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
772  4           SELECT COMMODITIES STRATEGIES, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
773  4           SELECT FUNDAMENTAL STRATEGIES, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
774  4           SELECT TRADING STRATEGIES, LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
775  4           SRK FAMILY FUND, LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
776  4           STRATEGIC ASIA PARTNERS ASSET TRUST                    N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
777  4           STRATEGIC ASIA PARTNERS EMPLOYEE FUND ASSET TRUST      N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
778  4           TE CALEL INVESTORS, LTD.                               100        N/A

779  4           TE CALEL PORTFOLIO, LTD.                               100        N/A

780  4           TE JENKINS INVESTORS, LTD.                             100        N/A

781  4           TE JENKINS PORTFOLIO, LTD.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
782  4           THEOREMA MANAGED PORTFOLIO FEEDER, LTD.                100        N/A

783  4           THEOREMA MANAGED PORTFOLIO MASTER, LTD.                100        N/A

784  3         GOLDMAN SACHS INDIA FUND LIMITED                         N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
785  3         GOLDMAN SACHS KOKUSAI EQUITY MASTER FUND (A SUBFUND OF   N/A        N/A         The direct holder has
                 GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
786  3         GOLDMAN SACHS KOKUSAI FIXED INCOME PASSIVE SUB-TRUST     N/A        N/A         The direct holder has
                 (IN JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
787  3         GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 ADVISORS,    N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
788  4           GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008 FUND,      N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
789  3         GOLDMAN SACHS LIQUIDITY PARTNERS 2007 PMD FUND, LLC      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
790  3         GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES ADVISORS,    N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
791  4           GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES FUND,      N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
792  4           GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES            N/A        N/A         The direct holder is a
                   OFFSHORE FUND, L.P.                                                         General Partner.
793  3         GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008 ADVISORS,    N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
794  3         GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
795  4           GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER          N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  Limited Partner.
796  3         GOLDMAN SACHS SUPERCONCENTRATED GROWTH GP, LLC           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
797  4           GOLDMAN SACHS SUPERCONCENTRATED GROWTH FUND            N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
798  5             GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER        N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.
799  4           GOLDMAN SACHS SUPERCONCENTRATED GROWTH MASTER          N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
800  3         GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND, LLC      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
801  3         GOLDMAN SACHS US EQUITY MARKET NEUTRAL FUND (UNIT        N/A        N/A         The direct holder has
                 TRUST) (IN JAPAN CLASS B FOR QUALIFIED INSTITUTIONAL                          Control through a
                 INVESTORS ONLY)  (A SUBFUND OF GOLDMAN SACHS SELECT                           Management Agreement or
                 INVESTMENT FUNDS)                                                             other arrangements.
802  3         GOLDMAN SACHS YEN LIBOR PLUS FUND #1 (IN JAPAN FOR       N/A        N/A         The direct holder has
                 QUALIFIED INSTITUTIONAL INVESTORS ONLY)                                       Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
803  3         GS CREDIT BALANCE FUND                                   N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
804  3         GS GLOBAL SUBORDINATED DEBT SECURITIES FX SUB-TRUST      N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
805  3         GS TACS ENHANCED DIVIDEND (U.S. LARGE CAP), LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
806  3         GS TACS MARKET CONTINUOUS (INTERNATIONAL), LLC           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
807  3         GS TACS MARKET CONTINUOUS (U.S. LARGE CAP), LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
808  3         GS TC ADVISORS, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
809  4           GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
810  3         GSAM (GMS Cayman GP) Ltd.                                100        N/A

811  4           ACADIAN: NON-US EQUITY OFFSHORE L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
812  4           ALTRINSIC: NON-US EQUITY OFFSHORE MASTER L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
813  4           ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
814  4           ARTISAN: DYNAMIC EQUITY (GLOBAL EQUITY) OFFSHORE       N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 General Partner.
815  4           ARTISAN: DYNAMIC EQUITY (NON-US EQUITY) OFFSHORE L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
816  4           DONALD SMITH: SMALL CAP VALUE OFFSHORE L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
817  4           DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO     N/A        N/A         The direct holder is a
                   3 OFFSHORE L.P.                                                             General Partner.
818  4           DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS: PORTFOLIO     N/A        N/A         The direct holder is a
                   5 OFFSHORE L.P.                                                             General Partner.
819  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
820  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
821  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
822  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 OFFSHORE          N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 General Partner.
823  4           DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 OFFSHORE          N/A        N/A         The direct holder is a
                   MASTER  L.P.                                                                General Partner.
824  4           EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1          N/A        N/A         The direct holder is a
                   OFFSHORE L.P.                                                               General Partner.
825  5             EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1        N/A        N/A         The direct holder is a
                     OFFSHORE MASTER L.P.                                                      Limited Partner.
826  4           EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1          N/A        N/A         The direct holder is a
                   OFFSHORE MASTER L.P.                                                        General Partner.
827  4           FAIRHOLME: DYNAMIC EQUITY OFFSHORE L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
828  4           LATEEF: DYNAMIC EQUITY OFFSHORE L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
829  4           LATEEF: DYNAMIC EQUITY OFFSHORE MASTER L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
830  4           LSV: NON-US EQUITY OFFSHORE L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
831  4           NON-US EQUITY MANAGERS: PORTFOLIO 1 OFFSHORE L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
832  4           NON-US EQUITY MANAGERS: PORTFOLIO 2 OFFSHORE L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
833  4           NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE           N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 General Partner.
834  4           NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
835  5             NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE         N/A        N/A         The direct holder is a
                     MASTER L.P.                                                               Limited Partner.

836  4           NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
837  4           NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE L.P.      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
838  5             NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE         525910 - Open-End      George Town            CAYMAN ISLANDS
                     MASTER L.P.                                        Investment Funds
839  4           NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
840  4           PICTET: NON-US EQUITY OFFSHORE L.P.                    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
841  5             PICTET: NON-US EQUITY OFFSHORE MASTER L.P.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
842  4           PICTET: NON-US EQUITY OFFSHORE MASTER L.P.             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
843  4           SMALL CAP MANAGERS: PORTFOLIO 1 OFFSHORE L.P.          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
844  4           SPRUCEGROVE: NON-US EQUITY OFFSHORE L.P.               525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
845  4           TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1             525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE L.P.                                        Investment Funds
846  4           TRILOGY: NON-US EQUITY OFFSHORE L.P.                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
847  4           VONTOBEL: NON-US EQUITY OFFSHORE L.P.                  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
848  5             VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.         525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
849  4           VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
850  4           WILLIAM BLAIR: NON-US EQUITY OFFSHORE L.P.             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
851  3         GSAM INDIA HOLDINGS LIMITED                              551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
852  4           GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE         523920 - Portfolio     Mumbai                 INDIA (OTHER)
                   LIMITED                                              Management
853  4           GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE          523991 - Trust,        Mumbai                 INDIA (OTHER)
                   LIMITED                                              Fiduciary, and
                                                                        Custody Activities
854  3         LATEEF: DYNAMIC EQUITY LLC                               525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
855  3         LIBERTY HARBOR I AGGREGATING FUND, LLC                   525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
856  4           LIBERTY HARBOR MASTER FUND I, L.P.                     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
857  5             GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER       525910 - Open-End      George Town            CAYMAN ISLANDS
                     FUND, L.P.                                         Investment Funds
858  5             LH (MAURITIUS) II LIMITED                            525910 - Open-End      Ebene                  MAURITIUS
                                                                        Investment Funds
859  5             LH (MAURITIUS) LIMITED                               525910 - Open-End      Ebene                  MAURITIUS
                                                                        Investment Funds
860  3         LIBERTY HARBOR I GP, LLC                                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
861  4           LIBERTY HARBOR MASTER FUND I, L.P.                     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
862  4           LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
863  5             LIBERTY HARBOR MASTER FUND I, L.P.                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
864  3         LIBERTY HARBOR I QP FUND, LLC                            525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
865  4           LIBERTY HARBOR I AGGREGATING FUND, LLC                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
866  3         LIBERTY HARBOR I, LLC                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
867  4           LIBERTY HARBOR I AGGREGATING FUND, LLC                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
868  3         LIBERTY HARBOR NATURAL RESOURCES FUND, LLC               525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
869  3         LIBERTY HARBOR NATURAL RESOURCES OFFSHORE GP, LLC        525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
870  4           LIBERTY HARBOR NATURAL RESOURCES FUND OFFSHORE, L.P.   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
871  3         LIBERTY HARBOR SPECIAL INVESTMENTS, LLC                  525910 - Open-End      Wilmington    DE       UNITED STATES
                                                                        Investment Funds
872  3         LSV: NON-US EQUITY LLC                                   525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
873  3         Liberty Harbor Distressed Credit Opportunities           525990 - Other         New York      NY       UNITED STATES
                 Advisors, LLC                                          Financial Vehicles
874  4           LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
875  4           LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES         525990 - Other         George Town            CAYMAN ISLANDS
                   FUND OFFSHORE, L.P.                                  Financial Vehicles
876  5             LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES       525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, LTD.                            Financial Vehicles
877  6               LIBERTY HARBOR DISTRESSED CREDIT                   525990 - Other         George Town            CAYMAN ISLANDS
                       AGGREGATOR I, L.P.                               Financial Vehicles
878  4           Liberty Harbor Distressed Credit Opportunities         525990 - Other         New York      NY       UNITED STATES
                   Fund, L.P.                                           Financial Vehicles
879  5             LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I,       525990 - Other         George Town            CAYMAN ISLANDS
                     L.P.                                               Financial Vehicles
880  3         NON-US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


881  3         NON-US EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A SERIES   525910 - Open-End      New York      NY       UNITED STATES
                 OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED     Investment Funds
                 PORTFOLIOS, L.L.C.
882  3         NON-US EQUITY MANAGERS: PORTFOLIO 2 [SERIES], A SERIES   525910 - Open-End      New York      NY       UNITED STATES
                 OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED     Investment Funds
                 PORTFOLIOS, L.L.C.
883  3         NON-US EQUITY MANAGERS: PORTFOLIO 3 LLC                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
884  4           NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
885  3         NON-US EQUITY MANAGERS: PORTFOLIO 4 LLC                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
886  4           NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
887  3         NON-US EQUITY MANAGERS: PORTFOLIO 5 LLC                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
888  4           NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                   MASTER L.P.                                          Investment Funds
889  3         PICTET: NON-US EQUITY LLC                                525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
890  4           PICTET: NON-US EQUITY OFFSHORE MASTER L.P.             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
891  3         RA Program (A) Unit Trust (for Qualified Institutional   525990 - Other         George Town            CAYMAN ISLANDS
                   Investors only)                                      Financial Vehicles


892  4           RA PROGRAM (B) UNIT TRUST                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
893  5             GS RA Program I Trading, Inc.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
894  6               GS RA PROGRAM I, L.P.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
895  7                 GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
896  8                   GS VAN GOGH LUX I S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
897  8                   GS VAN GOGH LUX II S.A R.L.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
898  8                   GSPEH RAVEN MANAGER STAKE LLC                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
899  8                   GSV HEYDEN HOLDINGS, L.P.                      551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
900  8                   GSV RIVERA HOLDINGS, LLC                       551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
901  8                   GSVF-IV OFFSHORE RAVEN MANAGER                 525990 - Other         New York      NY       UNITED STATES
                           STAKE LLC                                    Financial Vehicles
902  8                   PRIVATE EQUITY HOLDINGS FOREIGN                551112 - Offices       George Town            CAYMAN ISLANDS
                           INCOME BLOCKER, LTD.                         of Other Holding
                                                                        Companies
903  7                 GS RA I HG6, L.P.                                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
904  7                 GS RA PROGRAM I FOREIGN INCOME                   525990 - Other         George Town            CAYMAN ISLANDS
                         BLOCKER, LTD.                                  Financial Vehicles
905  7                 GSV ENERGY HOLDINGS, INC.                        551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
906  7                 GSVA OFFSHORE HOLDINGS, INC.                     551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
907  8                   GSVA HOLDINGS, L.P.                            551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
908  7                 GSVF AHO INVESTMENTS CORP.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
909  3         SMALL CAP MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF    525910 - Open-End      New York      NY       UNITED STATES
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED        Investment Funds
                 PORTFOLIOS, L.L.C.
910  3         SPRUCEGROVE: NON-US EQUITY LLC                           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
911  3         TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1 [SERIES], A   525910 - Open-End      New York      NY       UNITED STATES
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES      Investment Funds
                 MANAGED PORTFOLIOS, L.L.C.
912  3         TRILOGY: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN     525910 - Open-End      New York      NY       UNITED STATES
                 SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,    Investment Funds
                 L.L.C.
913  3         US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


914  3         VONTOBEL: NON-US EQUITY LLC                              525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
915  4           VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
916  3         WILLIAM BLAIR: NON-US EQUITY LLC                         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
917  2       GOLDMAN SACHS BANK AG                                      522110 -               Zurich                 SWITZERLAND
                                                                        Commercial Banking                            (OTHER)
918  2       GOLDMAN SACHS BANK USA                                     522110 -               New York      NY       UNITED STATES
                                                                        Commercial Banking
919  3         GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.          522292 - Real          Irving        TX       UNITED STATES
                                                                        Estate Credit

836  4           NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE           N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 General Partner.
837  4           NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
838  5             NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE         N/A        N/A         The direct holder is a
                     MASTER L.P.                                                               Limited Partner.
839  4           NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE           N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 General Partner.
840  4           PICTET: NON-US EQUITY OFFSHORE L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
841  5             PICTET: NON-US EQUITY OFFSHORE MASTER L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
842  4           PICTET: NON-US EQUITY OFFSHORE MASTER L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
843  4           SMALL CAP MANAGERS: PORTFOLIO 1 OFFSHORE L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
844  4           SPRUCEGROVE: NON-US EQUITY OFFSHORE L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
845  4           TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1             N/A        N/A         The direct holder is a
                   OFFSHORE L.P.                                                               General Partner.
846  4           TRILOGY: NON-US EQUITY OFFSHORE L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
847  4           VONTOBEL: NON-US EQUITY OFFSHORE L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
848  5             VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
849  4           VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
850  4           WILLIAM BLAIR: NON-US EQUITY OFFSHORE L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
851  3         GSAM INDIA HOLDINGS LIMITED                              100        N/A


852  4           GOLDMAN SACHS ASSET MANAGEMENT (INDIA) PRIVATE         100        N/A
                   LIMITED
853  4           GOLDMAN SACHS TRUSTEE COMPANY (INDIA) PRIVATE          100        N/A
                   LIMITED

854  3         LATEEF: DYNAMIC EQUITY LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
855  3         LIBERTY HARBOR I AGGREGATING FUND, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
856  4           LIBERTY HARBOR MASTER FUND I, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
857  5             GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES MASTER       N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.
858  5             LH (MAURITIUS) II LIMITED                            100        N/A

859  5             LH (MAURITIUS) LIMITED                               100        N/A

860  3         LIBERTY HARBOR I GP, LLC                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
861  4           LIBERTY HARBOR MASTER FUND I, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
862  4           LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
863  5             LIBERTY HARBOR MASTER FUND I, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
864  3         LIBERTY HARBOR I QP FUND, LLC                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
865  4           LIBERTY HARBOR I AGGREGATING FUND, LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
866  3         LIBERTY HARBOR I, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
867  4           LIBERTY HARBOR I AGGREGATING FUND, LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
868  3         LIBERTY HARBOR NATURAL RESOURCES FUND, LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
869  3         LIBERTY HARBOR NATURAL RESOURCES OFFSHORE GP, LLC        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
870  4           LIBERTY HARBOR NATURAL RESOURCES FUND OFFSHORE, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
871  3         LIBERTY HARBOR SPECIAL INVESTMENTS, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
872  3         LSV: NON-US EQUITY LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
873  3         Liberty Harbor Distressed Credit Opportunities           N/A        N/A         The direct holder is a
                 Advisors, LLC                                                                 Managing Member.
874  4           LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
875  4           LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES         N/A        N/A         The direct holder is a
                   FUND OFFSHORE, L.P.                                                         General Partner.
876  5             LIBERTY HARBOR DISTRESSED CREDIT OPPORTUNITIES       100        N/A
                     OFFSHORE HOLDINGS, LTD.
877  6               LIBERTY HARBOR DISTRESSED CREDIT                   N/A        N/A         The direct holder is a
                       AGGREGATOR I, L.P.                                                      Limited Partner.
878  4           Liberty Harbor Distressed Credit Opportunities         N/A        N/A         The direct holder is a
                   Fund, L.P.                                                                  General Partner.
879  5             LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I,       N/A        N/A         The direct holder is a
                     L.P.                                                                      Limited Partner.
880  3         NON-US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]              N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
881  3         NON-US EQUITY MANAGERS: PORTFOLIO 1 [SERIES], A SERIES   N/A        N/A         The direct holder is a
                 OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                            Managing Member.
                 PORTFOLIOS, L.L.C.
882  3         NON-US EQUITY MANAGERS: PORTFOLIO 2 [SERIES], A SERIES   N/A        N/A         The direct holder is a
                 OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                            Managing Member.
                 PORTFOLIOS, L.L.C.
883  3         NON-US EQUITY MANAGERS: PORTFOLIO 3 LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
884  4           NON-US EQUITY MANAGERS: PORTFOLIO 3 OFFSHORE           N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 Limited Partner.
885  3         NON-US EQUITY MANAGERS: PORTFOLIO 4 LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
886  4           NON-US EQUITY MANAGERS: PORTFOLIO 4 OFFSHORE           N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 Limited Partner.
887  3         NON-US EQUITY MANAGERS: PORTFOLIO 5 LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
888  4           NON-US EQUITY MANAGERS: PORTFOLIO 5 OFFSHORE           N/A        N/A         The direct holder is a
                   MASTER L.P.                                                                 Limited Partner.
889  3         PICTET: NON-US EQUITY LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
890  4           PICTET: NON-US EQUITY OFFSHORE MASTER L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
891  3         RA Program (A) Unit Trust (for Qualified Institutional   N/A        N/A         The direct holder has
                   Investors only)                                                             Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
892  4           RA PROGRAM (B) UNIT TRUST                              100        N/A

893  5             GS RA Program I Trading, Inc.                        100        N/A

894  6               GS RA PROGRAM I, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
895  7                 GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
896  8                   GS VAN GOGH LUX I S.A R.L.                     100        N/A

897  8                   GS VAN GOGH LUX II S.A R.L.                    100        N/A

898  8                   GSPEH RAVEN MANAGER STAKE LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
899  8                   GSV HEYDEN HOLDINGS, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

900  8                   GSV RIVERA HOLDINGS, LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

901  8                   GSVF-IV OFFSHORE RAVEN MANAGER                 N/A        N/A         The direct holder is a
                           STAKE LLC                                                           Managing Member.
902  8                   PRIVATE EQUITY HOLDINGS FOREIGN                100        N/A
                           INCOME BLOCKER, LTD.

903  7                 GS RA I HG6, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
904  7                 GS RA PROGRAM I FOREIGN INCOME                   100        N/A
                         BLOCKER, LTD.
905  7                 GSV ENERGY HOLDINGS, INC.                        99         N/A


906  7                 GSVA OFFSHORE HOLDINGS, INC.                     100        N/A


907  8                   GSVA HOLDINGS, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

908  7                 GSVF AHO INVESTMENTS CORP.                       99         N/A

909  3         SMALL CAP MANAGERS: PORTFOLIO 1 [SERIES], A SERIES OF    N/A        N/A         The direct holder is a
                 GOLDMAN SACHS GLOBAL MANAGER STRATEGIES MANAGED                               Managing Member.
                 PORTFOLIOS, L.L.C.
910  3         SPRUCEGROVE: NON-US EQUITY LLC                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
911  3         TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1 [SERIES], A   N/A        N/A         The direct holder is a
                 SERIES OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES                             Managing Member.
                 MANAGED PORTFOLIOS, L.L.C.
912  3         TRILOGY: NON-US EQUITY [SERIES], A SERIES OF GOLDMAN     N/A        N/A         The direct holder is a
                 SACHS GLOBAL MANAGER STRATEGIES MANAGED PORTFOLIOS,                           Managing Member.
                 L.L.C.
913  3         US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]                  N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
914  3         VONTOBEL: NON-US EQUITY LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
915  4           VONTOBEL: NON-US EQUITY OFFSHORE MASTER L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
916  3         WILLIAM BLAIR: NON-US EQUITY LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
917  2       GOLDMAN SACHS BANK AG                                      100        N/A

918  2       GOLDMAN SACHS BANK USA                                     100        N/A

919  3         GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

920  3         GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, LLC           551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
921  4           GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.        522292 - Real          Irving        TX       UNITED STATES
                                                                        Estate Credit
922  3         GOLDMAN SACHS HOLDINGS (NETHERLANDS) B.V.                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
923  4           GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.  523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
924  3         GOLDMAN SACHS MORTGAGE COMPANY                           522294 - Secondary     New York      NY       UNITED STATES
                                                                        Market Financing
925  4           A/C GP (NON-POOLING), L.L.C.                           551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
926  5             ARCHON CAPITAL (NON-POOLING), L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
927  4           ARCHON CAPITAL (NON-POOLING), L.P.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
928  4           GS MEZZCO GP, L.L.C.                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
929  3         GOLDMAN SACHS REAL ESTATE FUNDING CORP.                  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
930  4           GOLDMAN SACHS MORTGAGE COMPANY                         522294 - Secondary     New York      NY       UNITED STATES
                                                                        Market Financing
931  3         GSCP (DEL) INC.                                          551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
932  4           GOLDMAN SACHS CREDIT PARTNERS L.P.                     522294 - Secondary     New York      NY       UNITED STATES
                                                                        Market Financing
933  5             GS LOAN PARTNERS HOLDINGS LLC                        551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
934  6               GS LOAN PARTNERS LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
935  5             GSFS INVESTMENTS IV, LLC                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
936  4           GSCP (DEL) LLC                                         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
937  5             GOLDMAN SACHS CREDIT PARTNERS L.P.                   522294 - Secondary     New York      NY       UNITED STATES
                                                                        Market Financing
938  3         GSMMDPGP, INC.                                           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
939  4           GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.  523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
940  3         WILLIAM STREET COMMITMENT CORPORATION                    522298 - All Other     New York      NY       UNITED STATES
                                                                        Nondepository
                                                                        Credit
                                                                        Intermediation
941  3         WILLIAM STREET CREDIT CORPORATION                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
942  3         WILLIAM STREET LLC                                       522298 - All Other     New York      NY       UNITED STATES
                                                                        Nondepository
                                                                        Credit
                                                                        Intermediation
943  2       GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
944  3         LVB ACQUISITION HOLDING, LLC                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
945  2       GOLDMAN SACHS BMET INVESTORS, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
946  3         LVB ACQUISITION HOLDING, LLC                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
947  2       GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                   523999 -               Halifax       NS       CANADA
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
948  2       GOLDMAN SACHS CANADA FINANCE CO.                           525990 - Other         Halifax       NS       CANADA
                                                                        Financial Vehicles
949  2       GOLDMAN SACHS CANADA FINANCE INC.                          551112 - Offices       Calgary       AB       CANADA
                                                                        of Other Holding
                                                                        Companies
950  3         GOLDMAN SACHS CANADA FINANCE CO.                         525990 - Other         Halifax       NS       CANADA
                                                                        Financial Vehicles
951  2       GOLDMAN SACHS CANADA INC.                                  523110 -               Toronto       ON       CANADA
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
952  3         GS GLOBAL FUNDING II, CO.                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
953  4           GS GLOBAL FUNDING III, CO.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
954  5             GS GLOBAL FUNDING IV, LLC                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
955  2       GOLDMAN SACHS CAPITAL I                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
956  2       GOLDMAN SACHS CAPITAL II                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
957  2       GOLDMAN SACHS CAPITAL III                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
958  2       GOLDMAN SACHS CAPITAL PARTNERS V-I GP, L.L.C.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
959  3         GOLDMAN SACHS CAPITAL PARTNERS V-I, L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
960  3         GOLDMAN SACHS CAPITAL PARTNERS V-I, LTD.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
961  3         GOLDMAN SACHS CAPITAL PARTNERS V-IA, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
962  4           GOLDMAN SACHS 3, L.P.                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
963  4           GOLDMAN SACHS 4, L.P.                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
964  4           GOLDMAN SACHS 5, L.P.                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
965  3         GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
966  2       GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
967  2       GOLDMAN SACHS CAPITAL PARTNERS V-II GP, L.L.C.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
968  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY       525990 - Other         Wilmington    DE       UNITED STATES
               VOTECO, LLC                                              Financial Vehicles
969  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY     525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
970  4           Goldman Sachs Developing Markets Real Estate           525990 - Other         London                 UNITED KINGDOM
                   Cooperatief U.A.                                     Financial Vehicles                            (OTHER)
971  5             DMREF ADMIN CAYMAN                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
972  5             GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE         525990 - Other         Amsterdam              NETHERLANDS
                     PARTNERS (US) B.V.                                 Financial Vehicles
973  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE FUND GP,      525990 - Other         New York      NY       UNITED STATES
               L.L.C.                                                   Financial Vehicles
974  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    525990 - Other         New York      NY       UNITED STATES
                 PMD ESC FUND, L.P.                                     Financial Vehicles
975  4           GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE           525990 - Other         New York      NY       UNITED STATES
                   PARTNERS PMD QP FUND, L.P.                           Financial Vehicles
976  5             GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE         525990 - Other         George Town            CAYMAN ISLANDS
                     PARTNERS (US), L.P.                                Financial Vehicles
977  6               GOLDMAN SACHS DEVELOPING MARKETS REAL              525990 - Other         Amsterdam              NETHERLANDS
                       ESTATE PARTNERS (US) COOPERATIEF U.A.            Financial Vehicles
978  7                 DMREF ADMIN CAYMAN                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
979  7                 GOLDMAN SACHS DEVELOPING MARKETS REAL            525990 - Other         Amsterdam              NETHERLANDS
                         ESTATE PARTNERS (US) B.V.                      Financial Vehicles
980  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    525990 - Other         New York      NY       UNITED STATES
                 PMD QP FUND, L.P.                                      Financial Vehicles
981  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD ESC     525990 - Other         George Town            CAYMAN ISLANDS
                 FUND OFFSHORE, LTD.                                    Financial Vehicles
982  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD QP      525990 - Other         George Town            CAYMAN ISLANDS
                 FUND OFFSHORE, LTD.                                    Financial Vehicles
983  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS      525990 - Other         Amsterdam              NETHERLANDS
               (GERMANY) COOPERATIEF U.A.                               Financial Vehicles
984  3         DMREF ADMIN CAYMAN                                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
985  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS      525990 - Other         New York      NY       UNITED STATES
               (GERMANY) GP, LLC                                        Financial Vehicles
986  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    525990 - Other         George Town            CAYMAN ISLANDS
                 (GERMANY), L.P.                                        Financial Vehicles
987  4           GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE           525990 - Other         Amsterdam              NETHERLANDS
                   PARTNERS (GERMANY) COOPERATIEF U.A.                  Financial Vehicles
988  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US) 525990 - Other         Amsterdam              NETHERLANDS
               COOPERATIEF U.A.                                         Financial Vehicles
989  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US) 525990 - Other         New York      NY       UNITED STATES
               GP, LLC                                                  Financial Vehicles
990  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    525990 - Other         George Town            CAYMAN ISLANDS
                 (US), L.P.                                             Financial Vehicles
991  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
992  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA         525990 - Other         Amsterdam              NETHERLANDS
                 COOPERATIEF U.A.                                       Financial Vehicles
993  4           DMREF ADMIN CAYMAN                                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
994  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA           525990 - Other         Amsterdam              NETHERLANDS
               COOPERATIEF U.A.                                         Financial Vehicles
995  2       GOLDMAN SACHS DEVELOPING MARKETS S.A.R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
996  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
997  2       GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
998  3         BUCK HOLDINGS L.P.                                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
999  3         BUCK HOLDINGS, LLC                                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1000 2       GOLDMAN SACHS DGC INVESTORS, L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1001 3           BUCK HOLDINGS L.P.                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1002 3           BUCK HOLDINGS, LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1003 2       GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

920  3         GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, LLC           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

921  4           GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
922  3         GOLDMAN SACHS HOLDINGS (NETHERLANDS) B.V.                100        N/A

923  4           GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.


924  3         GOLDMAN SACHS MORTGAGE COMPANY                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
925  4           A/C GP (NON-POOLING), L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.

926  5             ARCHON CAPITAL (NON-POOLING), L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
927  4           ARCHON CAPITAL (NON-POOLING), L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
928  4           GS MEZZCO GP, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
929  3         GOLDMAN SACHS REAL ESTATE FUNDING CORP.                  100        N/A


930  4           GOLDMAN SACHS MORTGAGE COMPANY                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
931  3         GSCP (DEL) INC.                                          100        N/A


932  4           GOLDMAN SACHS CREDIT PARTNERS L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
933  5             GS LOAN PARTNERS HOLDINGS LLC                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

934  6               GS LOAN PARTNERS LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
935  5             GSFS INVESTMENTS IV, LLC                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
936  4           GSCP (DEL) LLC                                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

937  5             GOLDMAN SACHS CREDIT PARTNERS L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
938  3         GSMMDPGP, INC.                                           100        N/A


939  4           GOLDMAN SACHS MITSUI MARINE DERIVATIVE PRODUCTS, L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.


940  3         WILLIAM STREET COMMITMENT CORPORATION                    100        N/A



941  3         WILLIAM STREET CREDIT CORPORATION                        100        N/A

942  3         WILLIAM STREET LLC                                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.


943  2       GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
944  3         LVB ACQUISITION HOLDING, LLC                             24         N/A

945  2       GOLDMAN SACHS BMET INVESTORS, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
946  3         LVB ACQUISITION HOLDING, LLC                             24         N/A

947  2       GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                   100        N/A




948  2       GOLDMAN SACHS CANADA FINANCE CO.                           100        N/A

949  2       GOLDMAN SACHS CANADA FINANCE INC.                          100        N/A


950  3         GOLDMAN SACHS CANADA FINANCE CO.                         100        N/A

951  2       GOLDMAN SACHS CANADA INC.                                  100        N/A



952  3         GS GLOBAL FUNDING II, CO.                                100        N/A

953  4           GS GLOBAL FUNDING III, CO.                             100        N/A

954  5             GS GLOBAL FUNDING IV, LLC                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
955  2       GOLDMAN SACHS CAPITAL I                                    100        N/A

956  2       GOLDMAN SACHS CAPITAL II                                   100        N/A

957  2       GOLDMAN SACHS CAPITAL III                                  100        N/A

958  2       GOLDMAN SACHS CAPITAL PARTNERS V-I GP, L.L.C.              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
959  3         GOLDMAN SACHS CAPITAL PARTNERS V-I, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
960  3         GOLDMAN SACHS CAPITAL PARTNERS V-I, LTD.                 100        N/A

961  3         GOLDMAN SACHS CAPITAL PARTNERS V-IA, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
962  4           GOLDMAN SACHS 3, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
963  4           GOLDMAN SACHS 4, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
964  4           GOLDMAN SACHS 5, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
965  3         GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
966  2       GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
967  2       GOLDMAN SACHS CAPITAL PARTNERS V-II GP, L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
968  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY       N/A        N/A         The direct holder is a
               VOTECO, LLC                                                                     Managing Member.
969  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE COMPANY     100        N/A

970  4           Goldman Sachs Developing Markets Real Estate           N/A        N/A         The direct holder is a
                   Cooperatief U.A.                                                            Non-Managing Member.
971  5             DMREF ADMIN CAYMAN                                   99         N/A

972  5             GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE         75         N/A
                     PARTNERS (US) B.V.
973  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE FUND GP,      N/A        N/A         The direct holder is a
               L.L.C.                                                                          Non-Managing Member.
974  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    N/A        N/A         The direct holder is a
                 PMD ESC FUND, L.P.                                                            General Partner.
975  4           GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE           N/A        N/A         The direct holder is a
                   PARTNERS PMD QP FUND, L.P.                                                  Limited Partner.
976  5             GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE         N/A        N/A         The direct holder is a
                     PARTNERS (US), L.P.                                                       Limited Partner.
977  6               GOLDMAN SACHS DEVELOPING MARKETS REAL              100        N/A
                       ESTATE PARTNERS (US) COOPERATIEF U.A.
978  7                 DMREF ADMIN CAYMAN                               99         N/A

979  7                 GOLDMAN SACHS DEVELOPING MARKETS REAL            75         N/A
                         ESTATE PARTNERS (US) B.V.
980  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    N/A        N/A         The direct holder is a
                 PMD QP FUND, L.P.                                                             General Partner.
981  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD ESC     100        N/A
                 FUND OFFSHORE, LTD.
982  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PMD QP      100        N/A
                 FUND OFFSHORE, LTD.
983  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS      99         N/A
               (GERMANY) COOPERATIEF U.A.
984  3         DMREF ADMIN CAYMAN                                       99         N/A

985  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS      N/A        N/A         The direct holder is a
               (GERMANY) GP, LLC                                                               Non-Managing Member.
986  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    N/A        N/A         The direct holder is a
                 (GERMANY), L.P.                                                               General Partner.
987  4           GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE           99         N/A
                   PARTNERS (GERMANY) COOPERATIEF U.A.
988  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US) 100        N/A
               COOPERATIEF U.A.
989  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS (US) N/A        N/A         The direct holder is a
               GP, LLC                                                                         Non-Managing Member.
990  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE PARTNERS    N/A        N/A         The direct holder is a
                 (US), L.P.                                                                    General Partner.
991  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA           100        N/A         This holding represents
                                                                                               ownership in A-2 shares.
992  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA         N/A        N/A         The direct holder is a
                 COOPERATIEF U.A.                                                              Non-Managing Member.
993  4           DMREF ADMIN CAYMAN                                     99         N/A

994  2       GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA           N/A        N/A         The direct holder is a
               COOPERATIEF U.A.                                                                Non-Managing Member.
995  2       GOLDMAN SACHS DEVELOPING MARKETS S.A.R.L.                  100        N/A

996  3         GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE SCA         100        N/A         This holding represents
                                                                                               ownership in A-1 shares.
997  2       GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
998  3         BUCK HOLDINGS L.P.                                       N/A        23

999  3         BUCK HOLDINGS, LLC                                       28         N/A

1000 2       GOLDMAN SACHS DGC INVESTORS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1001 3           BUCK HOLDINGS L.P.                                     N/A        23

1002 3           BUCK HOLDINGS, LLC                                     28         N/A

1003 2       GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1004 3           CEQUEL COMMUNICATIONS HOLDINGS, LLC                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1005 3           FREEDOMPAY, INC.                                       525990 - Other         Newtown SquarePA       UNITED STATES
                                                                        Financial Vehicles
1006 3           FS Invest S.a r.l.                                     525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
1007 3           GS 2000-I, L.L.C.                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1008 3           SUNGARD CAPITAL CORP.                                  51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
1009 3           UES OCNS HOLDINGS                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1010 2       GOLDMAN SACHS DIRECT STRATEGIES FUND II OFFSHORE, LTD.     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1011 2       GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUNDS   525990 - Other         New York      NY       UNITED STATES
               GP, L.L.C.                                               Financial Vehicles
1012 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE     525990 - Other         George Town            CAYMAN ISLANDS
                   FUND OFFSHORE, L.P.                                  Financial Vehicles
1013 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE     525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
1014 2       GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND   525990 - Other         New York      NY       UNITED STATES
               GP, L.L.C.                                               Financial Vehicles
1015 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE    525990 - Other         George Town            CAYMAN ISLANDS
                   FUND OFFSHORE, LTD.                                  Financial Vehicles
1016 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE    525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
1017 2       GOLDMAN SACHS DYNAMIC OPPORTUNITIES LIMITED                525910 - Open-End      St. Peter Port         GUERNSEY
                                                                        Investment Funds
1018 2       GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE HOLDINGS,    525990 - Other         George Town            CAYMAN ISLANDS
               L.P.                                                     Financial Vehicles
1019 3           GS ESF QEP OFFSHORE HOLDINGS CORP.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1020 2       GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1021 2       GOLDMAN SACHS EDMC INVESTORS, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1022 3           EDUCATION MANAGEMENT CORPORATION                       525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
1023 2       GOLDMAN SACHS EUR EURIBOR TRACKER - 6 MONTHS FUND (A       525910 - Open-End      Dublin                 IRELAND
               SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)        Investment Funds
1024 2       GOLDMAN SACHS EURO EURIBOR TRACKER 3 MONTHS FUND (A        525910 - Open-End      Dublin                 IRELAND
               SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)        Investment Funds
1025 2       GOLDMAN SACHS EUSA OFFSHORE ADVISORS, INC.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1026 2       GOLDMAN SACHS FINANCIAL MARKETS L.L.C.                     551114 -               New York      NY       UNITED STATES
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1027 3           GOLDMAN SACHS FINANCIAL MARKETS, L.P.                  523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1028 2       GOLDMAN SACHS FINANCIAL MARKETS, L.P.                      523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1029 2       GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles


1030 2       GOLDMAN SACHS FINANZPRODUKTE GMBH                          525990 - Other         Eschborn               GERMANY
                                                                        Financial Vehicles


1031 2       GOLDMAN SACHS GBP LIBOR TRACKER - 6 MONTHS FUND (A SUBFUND 525910 - Open-End      Dublin                 IRELAND
               OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                Investment Funds
1032 2       GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT FUND,   525990 - Other         Wilmington    DE       UNITED STATES
               LLC                                                      Financial Vehicles
1033 2       GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                       551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1034 3           ARROW CORPORATE MEMBER HOLDINGS LLC                    551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1035 3           CER HOLDINGS GP                                        551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1036 4             CER HOLDINGS LP                                      551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1037 5             CER INVESTMENTS 1                                    523999 -               George Town            CAYMAN ISLANDS
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
1038 3           GOLDMAN SACHS (AO) L.L.C.                              523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1039 3           GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                    551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1040 3           GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.           551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1041 4             BEIJING DE SHANG VENTURE CAPITAL COMPANY LIMITED     551112 - Offices       Beijing                CHINA, PEOPLES
                                                                        of Other Holding                              REPUBLIC OF
                                                                        Companies

1042 5             BEIJING GAO HUA SECURITIES COMPANY LIMITED           523120 -               Beijing                CHINA, PEOPLES
                                                                        Securities                                    REPUBLIC OF
                                                                        Brokerage
1043 6                 GOLDMAN SACHS GAO HUA SECURITIES COMPANY         523110 -               Beijing                CHINA, PEOPLES
                         LIMITED                                        Investment Banking                            REPUBLIC OF
                                                                        and Securities
                                                                        Dealing
1044 4             BEIJING GAO WANG VENTURE CAPITAL COMPANY LIMITED     551112 - Offices       Beijing                CHINA, PEOPLES
                                                                        of Other Holding                              REPUBLIC OF
                                                                        Companies

1045 5             BEIJING GAO HUA SECURITIES COMPANY LIMITED           523120 -               Beijing                CHINA, PEOPLES
                                                                        Securities                                    REPUBLIC OF
                                                                        Brokerage
1046 4             BEIJING HOU FENG VENTURE CAPITAL COMPANY LIMITED     551112 - Offices       Beijing                CHINA, PEOPLES
                                                                        of Other Holding                              REPUBLIC OF
                                                                        Companies

1047 5             BEIJING GAO HUA SECURITIES COMPANY LIMITED           523120 -               Beijing                CHINA, PEOPLES
                                                                        Securities                                    REPUBLIC OF
                                                                        Brokerage
1048 4             CORNWALL INVESTMENTS LIMITED                         523110 -               George Town            CAYMAN ISLANDS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1049 4             GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1050 4             GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED           551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1051 5             AKIMOTOKO (DELAWARE) L.L.C.                          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1052 5             EXPRESS INVESTMENTS III PRIVATE LTD.                 525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                               Labuan
1053 5             GS MONGOLIA INVESTMENTS LIMITED                      525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                               Labuan
1054 5             KIRORO (DELAWARE) L.L.C.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1055 5             MATSU (DELAWARE) L.L.C.                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1056 5             MERCER INVESTMENTS IV PRIVATE LTD.                   525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                                Labuan
1057 6                 RONG SHENG ASSET MANAGEMENT CO. LTD.             525990 - Other         Beijing                CHINA, PEOPLES
                                                                        Financial Vehicles                            REPUBLIC OF
1058 5             MERCER INVESTMENTS V PRIVATE LTD.                    551114 -               Federal                MALAYSIA
                                                                        Corporate,             Territory of           (OTHER)
                                                                        Subsidiary, and        Labuan
                                                                        Regional Managing
                                                                        Offices
1059 6                 BEIJING GOLDMAN SACHS CONSULTING CO., LTD.       525990 - Other         Beijing                CHINA, PEOPLES
                                                                        Financial Vehicles                            REPUBLIC OF
1060 5             SAGAMIKO (DELAWARE) L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1061 4             GS ASIAN VENTURE (DELAWARE) L.L.C.                   551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1062 5             BROAD STREET (HONG KONG) INVESTOR LIMITED            525990 - Other         Hong Kong              HONG KONG
                                                                        Financial Vehicles
1063 6                 BROAD STREET (CAYMAN) GP LIMITED                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1064 7                   BROAD STREET (BEIJING) INVESTMENT MANAGEMENT   525990 - Other         Beijing                CHINA, PEOPLES
                           CENTRE (LIMITED PARTNERSHIP)                 Financial Vehicles                            REPUBLIC OF
1065 8                   BEIJING GOLDMAN SACHS INVESTMENT               525990 - Other         Beijing                CHINA, PEOPLES
                           CENTER (LIMITED PARTNERSHIP)                 Financial Vehicles                            REPUBLIC OF
1066 8                   BROAD STREET (BEIJING) 2011                    525990 - Other         Beijing                CHINA, PEOPLES
                           INVESTMENT CENTER (LIMITED PARTNERSHIP)      Financial Vehicles                            REPUBLIC OF
1067 9                       BEIJING GOLDMAN SACHS                      525990 - Other         Beijing                CHINA, PEOPLES
                               INVESTMENT CENTER (LIMITED PARTNERSHIP)  Financial Vehicles                            REPUBLIC OF
1068 6                 BROAD STREET (CAYMAN) LP LIMITED                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1069 7                   BROAD STREET (BEIJING) INVESTMENT              525990 - Other         Beijing                CHINA, PEOPLES
                           MANAGEMENT CENTRE (LIMITED PARTNERSHIP)      Financial Vehicles                            REPUBLIC OF
1070 5             DHONI CAYMAN GP LTD.                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1071 6                 DHONI CAYMAN LIMITED PARTNERSHIP                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1072 5             DHONI CAYMAN HOLDINGS LTD.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1073 6                 DHONI CAYMAN LIMITED PARTNERSHIP                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1074 5             GOLDMAN SACHS CHINA INVESTMENTS (MAURITIUS) LIMITED  525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1075 5             GOLDMAN SACHS RE INVESTMENTS HOLDINGS LIMITED        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1076 5             GS COMMODITY ASSET HOLDINGS (CAYMAN) LTD.            523999 -               George Town            CAYMAN ISLANDS
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
1077 5             GS HONY HOLDINGS I LTD.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1078 5             GS HONY HOLDINGS II LTD.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1079 5             GSPS ASIA LIMITED                                    525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1080 6                 GREEN LOTUS LIMITED                              525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1081 6                 GSPS DAI VIET LTD.                               525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1082 6                 NAM VIET LTD.                                    525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1083 5             TIGER STRATEGIC INVESTMENTS LTD                      551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1084 6                 JADE DRAGON (MAURITIUS) LIMITED                  525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1085 7                   GOLDMAN SACHS CHINA STRATEGIC                  525990 - Other         Ebene                  MAURITIUS
                           INVESTMENTS LIMITED                          Financial Vehicles
1086 7                   GOLDMAN SACHS CHINA VENTURE I                  551112 - Offices       Ebene                  MAURITIUS
                           (MAURITIUS) LIMITED                          of Other Holding
                                                                        Companies
1087 8                   JADE DRAGON VENTURE INVESTMENT LIMITED         525990 - Other         Beijing                CHINA, PEOPLES
                                                                        Financial Vehicles                            REPUBLIC OF

1004 3           CEQUEL COMMUNICATIONS HOLDINGS, LLC                    37         N/A

1005 3           FREEDOMPAY, INC.                                       32         N/A

1006 3           FS Invest S.a r.l.                                     44         N/A

1007 3           GS 2000-I, L.L.C.                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1008 3           SUNGARD CAPITAL CORP.                                  10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


1009 3           UES OCNS HOLDINGS                                      99         N/A

1010 2       GOLDMAN SACHS DIRECT STRATEGIES FUND II OFFSHORE, LTD.     100        N/A

1011 2       GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE FUNDS   N/A        N/A         The direct holder is a
               GP, L.L.C.                                                                      Non-Managing Member.
1012 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE     N/A        N/A         The direct holder is a
                   FUND OFFSHORE, L.P.                                                         General Partner.
1013 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES II EMPLOYEE     N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
1014 2       GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE FUND   N/A        N/A         The direct holder is a
               GP, L.L.C.                                                                      Non-Managing Member.
1015 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE    100        N/A
                   FUND OFFSHORE, LTD.
1016 3           GOLDMAN SACHS DISTRESSED OPPORTUNITIES III EMPLOYEE    N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
1017 2       GOLDMAN SACHS DYNAMIC OPPORTUNITIES LIMITED                100        N/A

1018 2       GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE HOLDINGS,    N/A        N/A         The direct holder is a
               L.P.                                                                            Limited Partner.
1019 3           GS ESF QEP OFFSHORE HOLDINGS CORP.                     100        N/A

1020 2       GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1021 2       GOLDMAN SACHS EDMC INVESTORS, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1022 3           EDUCATION MANAGEMENT CORPORATION                       42         N/A

1023 2       GOLDMAN SACHS EUR EURIBOR TRACKER - 6 MONTHS FUND (A       100        N/A
               SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)
1024 2       GOLDMAN SACHS EURO EURIBOR TRACKER 3 MONTHS FUND (A        100        N/A
               SUBFUND OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)
1025 2       GOLDMAN SACHS EUSA OFFSHORE ADVISORS, INC.                 100        N/A

1026 2       GOLDMAN SACHS FINANCIAL MARKETS L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.



1027 3           GOLDMAN SACHS FINANCIAL MARKETS, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.


1028 2       GOLDMAN SACHS FINANCIAL MARKETS, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.


1029 2       GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED                                        Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
1030 2       GOLDMAN SACHS FINANZPRODUKTE GMBH                                                 Entity is not controlled
                                                                                               for FRY-10 purposes but is
                                                                                               controlled for FRY-11
                                                                                               purposes.
1031 2       GOLDMAN SACHS GBP LIBOR TRACKER - 6 MONTHS FUND (A SUBFUND 28         N/A
               OF GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)
1032 2       GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY LONG/SHORT FUND,   N/A        N/A         The direct holder is a
               LLC                                                                             Non-Managing Member.
1033 2       GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1034 3           ARROW CORPORATE MEMBER HOLDINGS LLC                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1035 3           CER HOLDINGS GP                                        100        N/A


1036 4             CER HOLDINGS LP                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.

1037 5             CER INVESTMENTS 1                                    100        N/A




1038 3           GOLDMAN SACHS (AO) L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


1039 3           GOLDMAN SACHS (ASIA PACIFIC) L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1040 3           GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1041 4             BEIJING DE SHANG VENTURE CAPITAL COMPANY LIMITED     N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1042 5             BEIJING GAO HUA SECURITIES COMPANY LIMITED           75         N/A


1043 6                 GOLDMAN SACHS GAO HUA SECURITIES COMPANY         N/A        N/A         The direct holder is a
                         LIMITED                                                               Non-Managing Member.


1044 4             BEIJING GAO WANG VENTURE CAPITAL COMPANY LIMITED     N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1045 5             BEIJING GAO HUA SECURITIES COMPANY LIMITED           75         N/A


1046 4             BEIJING HOU FENG VENTURE CAPITAL COMPANY LIMITED     N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1047 5             BEIJING GAO HUA SECURITIES COMPANY LIMITED           75         N/A


1048 4             CORNWALL INVESTMENTS LIMITED                         100        N/A



1049 4             GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1050 4             GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED           100        N/A


1051 5             AKIMOTOKO (DELAWARE) L.L.C.                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1052 5             EXPRESS INVESTMENTS III PRIVATE LTD.                 100        N/A


1053 5             GS MONGOLIA INVESTMENTS LIMITED                      100        N/A


1054 5             KIRORO (DELAWARE) L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1055 5             MATSU (DELAWARE) L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1056 5             MERCER INVESTMENTS IV PRIVATE LTD.                   100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
1057 6                 RONG SHENG ASSET MANAGEMENT CO. LTD.             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1058 5             MERCER INVESTMENTS V PRIVATE LTD.                    100        N/A




1059 6                 BEIJING GOLDMAN SACHS CONSULTING CO., LTD.       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1060 5             SAGAMIKO (DELAWARE) L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1061 4             GS ASIAN VENTURE (DELAWARE) L.L.C.                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1062 5             BROAD STREET (HONG KONG) INVESTOR LIMITED            100        N/A

1063 6                 BROAD STREET (CAYMAN) GP LIMITED                 100        N/A

1064 7                   BROAD STREET (BEIJING) INVESTMENT MANAGEMENT   N/A        N/A         The direct holder is a
                           CENTRE (LIMITED PARTNERSHIP)                                        General Partner.
1065 8                   BEIJING GOLDMAN SACHS INVESTMENT               N/A        N/A         The direct holder is a
                           CENTER (LIMITED PARTNERSHIP)                                        General Partner.
1066 8                   BROAD STREET (BEIJING) 2011                    N/A        N/A         The direct holder is a
                           INVESTMENT CENTER (LIMITED PARTNERSHIP)                             General Partner.
1067 9                       BEIJING GOLDMAN SACHS                      N/A        N/A         The direct holder is a
                               INVESTMENT CENTER (LIMITED PARTNERSHIP)                         Limited Partner.
1068 6                 BROAD STREET (CAYMAN) LP LIMITED                 100        N/A

1069 7                   BROAD STREET (BEIJING) INVESTMENT              N/A        N/A         The direct holder is a
                           MANAGEMENT CENTRE (LIMITED PARTNERSHIP)                             Limited Partner.
1070 5             DHONI CAYMAN GP LTD.                                 100        N/A

1071 6                 DHONI CAYMAN LIMITED PARTNERSHIP                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
1072 5             DHONI CAYMAN HOLDINGS LTD.                           100        N/A

1073 6                 DHONI CAYMAN LIMITED PARTNERSHIP                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1074 5             GOLDMAN SACHS CHINA INVESTMENTS (MAURITIUS) LIMITED  100        N/A

1075 5             GOLDMAN SACHS RE INVESTMENTS HOLDINGS LIMITED        100        N/A

1076 5             GS COMMODITY ASSET HOLDINGS (CAYMAN) LTD.            100        N/A




1077 5             GS HONY HOLDINGS I LTD.                              100        N/A

1078 5             GS HONY HOLDINGS II LTD.                             100        N/A

1079 5             GSPS ASIA LIMITED                                    100        N/A

1080 6                 GREEN LOTUS LIMITED                              100        N/A

1081 6                 GSPS DAI VIET LTD.                               100        N/A

1082 6                 NAM VIET LTD.                                    100        N/A

1083 5             TIGER STRATEGIC INVESTMENTS LTD                      100        N/A


1084 6                 JADE DRAGON (MAURITIUS) LIMITED                  100        N/A

1085 7                   GOLDMAN SACHS CHINA STRATEGIC                  100        N/A
                           INVESTMENTS LIMITED
1086 7                   GOLDMAN SACHS CHINA VENTURE I                  100        N/A
                           (MAURITIUS) LIMITED

1087 8                   JADE DRAGON VENTURE INVESTMENT LIMITED         100        N/A

1088 7                   GOLDMAN SACHS CHINA VENTURE II                 551112 - Offices       Ebene                  MAURITIUS
                           (MAURITIUS) LIMITED                          of Other Holding
                                                                        Companies
1089 8                   JADE DRAGON VENTURE INVESTMENT                 525990 - Other         Beijing                CHINA, PEOPLES
                           LIMITED                                      Financial Vehicles                            REPUBLIC OF
1090 7                   PANDA INVESTMENTS LTD                          551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1091 8                   GOLDMAN SACHS STRATEGIC                        525990 - Other         Ebene                  MAURITIUS
                           INVESTMENTS II LIMITED                       Financial Vehicles
1092 8                   GS STRATEGIC INVESTMENTS LIMITED               525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1093 9                       M. PALLONJI ENTERPRISES                    525990 - Other         Mumbai                 INDIA (OTHER)
                               PRIVATE LIMITED                          Financial Vehicles
1094 7                   ZAHEER HOLDINGS (MAURITIUS)                    551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1095 8                   ZAHEER MAURITIUS                               525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1096 5             TRIUMPH II INVESTMENTS (IRELAND) LIMITED             525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1097 5             VANTAGE QUEST (MAURITIUS) LIMITED                    525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1098 5             VANTAGE STRIDE (MAURITIUS) LIMITED                   525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1099 6                 WWD RUBY LIMITED                                 525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
1100 4             GSAF HOLDINGS NOMINEE I LIMITED                      525990 - Other         Tortola                BRITISH VIRGIN
                                                                        Financial Vehicles                            ISLANDS
1101 4             GSAF HOLDINGS NOMINEE II LIMITED                     525990 - Other         Tortola                BRITISH VIRGIN
                                                                        Financial Vehicles                            ISLANDS
1102 4             KIRI (DELAWARE) L.L.C.                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1103 4             SHIGA (DELAWARE) L.L.C.                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1104 3           GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                 551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1105 3           GOLDMAN SACHS (CAYMAN) TRUST, LIMITED                  525990 - Other         Camana Bay             CAYMAN ISLANDS
                                                                        Financial Vehicles
1106 3           GOLDMAN SACHS (CHINA) L.L.C.                           551114 -               New York      NY       UNITED STATES
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1107 3           GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1108 4             GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1109 3           GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)         551112 - Offices       NEW YORK      NY       UNITED STATES
                   HOLDINGS LP                                          of Other Holding
                                                                        Companies
1110 4             GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) CO.   523999 -               Halifax       NS       CANADA
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
1111 3           GOLDMAN SACHS ARGENTINA L.L.C.                         523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1112 3           GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.            523920 - Portfolio     Sao Paulo              BRAZIL
                                                                        Management
1113 3           GOLDMAN SACHS ASSET MANAGEMENT, L.P.                   523920 - Portfolio     New York      NY       UNITED STATES
                                                                        Management
1114 3           GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP 551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1115 4             GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)            523130 - Commodity     Halifax       NS       CANADA
                     CORPORATION                                        Contracts Dealing
1116 3           GOLDMAN SACHS GLOBAL SERVICES II LIMITED               541990 - All Other     George Town            CAYMAN ISLANDS
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
1117 3           GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.     551114 -               Col Lomas de           MEXICO
                                                                        Corporate,             Chapultepec
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1118 4             GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD         523120 -               Mexico City            MEXICO
                     ANONIMA DE CAPITAL VARIABLE, SOCIEDAD FINANCIERA   Securities Brokerage
                     DE OBJETO MULTIPLE, ENTIDAD NO REGULADA
1119 4             GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.             522298 - All Other     Mexico City            MEXICO
                                                                        Nondepository
                                                                        Credit
                                                                        Intermediation
1120 3           GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED             551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1121 3           GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC               551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1122 4             GOLDMAN SACHS (RUSSIA)                               523110 -               London                 UNITED KINGDOM
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
1123 4             GOLDMAN SACHS STRATEGIC INVESTMENTS (U.K.) LIMITED   523999 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Financial
                                                                        Investment
                                                                        Activities
1124 5             CMC Markets PLC                                      551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1125 6                 CMC MARKETS UK HOLDINGS LIMITED                  551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1126 7                   CLIENT2CLIENT.COM LIMITED                      523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1127 7                   CMC Group Limited                              523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1128 7                   CMC MARKETS UK PLC                             523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1129 8                   CMC Markets US LLC                             523910 -               Wilmington    DE       UNITED STATES
                                                                        Miscellaneous
                                                                        Intermediation
1130 7                   CMC Spreadbet Plc                              523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1131 7                   CMC Trustees Limited                           523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1132 7                   DEAL4FREE.COM LIMITED                          522320 - Financial     London                 UNITED KINGDOM
                                                                        Transactions                                  (OTHER)
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
1133 7                   Information Internet Limited                   541511 - Computer      London                 UNITED KINGDOM
                                                                        program or                                    (OTHER)
                                                                        software
                                                                        development
1134 7                   MARKETMAKER LIMITED                            523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1135 6                 CMC Markets (Finance) Limited                    523910 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1136 6                 CMC Markets Overseas Holdings Limited            551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1137 7                   CMC Markets Asia Limited                       523910 -               Wan Chai               HONG KONG
                                                                        Miscellaneous
                                                                        Intermediation
1138 7                   CMC Markets Canada Inc                         523910 -               Toronto       ON       CANADA
                                                                        Miscellaneous
                                                                        Intermediation
1139 7                   CMC Markets Development (pty) Limited          523910 -               Sunninghill            SOUTH AFRICA
                                                                        Miscellaneous
                                                                        Intermediation
1140 7                   CMC Markets Digital Options GmbH               541511 - Computer      Vienna                 AUSTRIA
                                                                        program or
                                                                        software
                                                                        development
1141 7                   CMC Markets Group Australia Pty Ltd.           551112 - Offices       Sydney                 AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1142 8                   CMC MARKETS ASIA PACIFIC PTY LIMITED           541990 - All Other     Sydney                 AUSTRALIA
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
1143 9                       CMC Markets Pty Ltd                        523910 -               Sydney                 AUSTRALIA
                                                                        Miscellaneous
                                                                        Intermediation
1144 10                        CMC International Financial Consulting   541990 - All Other     Beijing                CHINA, PEOPLES
                                 (Beijing) Co., Ltd                     Professional,                                 REPUBLIC OF
                                                                        Scientific, and
                                                                        Technical Services
1145 8                   CMC Markets Stockbroking Limited               523120 -               Sydney                 AUSTRALIA
                                                                        Securities
                                                                        Brokerage
1146 9                       CMC Markets Stockbroking Limited Nominees  522320 - Financial     Sydney                 AUSTRALIA
                               (No.2 Account) Pty Limited               Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
1147 8                   CMC Markets Stockbroking Limited               522320 - Financial     Sydney                 AUSTRALIA
                           Nominees Pty Limited                         Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
1148 7                   CMC Markets Japan KK                           523910 -               Tokyo                  JAPAN
                                                                        Miscellaneous
                                                                        Intermediation
1149 7                   CMC Markets NZ Limited                         523910 -               Auckland               NEW ZEALAND
                                                                        Miscellaneous                                 (OTHER)
                                                                        Intermediation
1150 7                   CMC Markets Singapore Pte. Ltd                 541990 - All Other     Singapore              SINGAPORE
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
1151 7                   CMC Markets South Africa (pty) Limited         523910 -               Sunninghill            SOUTH AFRICA
                                                                        Miscellaneous
                                                                        Intermediation
1152 7                   REDMONITOR GMBH                                522320 - Financial     Vienna                 AUSTRIA
                                                                        Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
1153 5             TURQUOISE GLOBAL HOLDINGS LIMITED                    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1154 4             TEX FUNDING                                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1155 3           GOLDMAN SACHS IRELAND LLC                              551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1156 4             GOLDMAN SACHS IRELAND GROUP LIMITED                  551112 - Offices       Dublin                 IRELAND
                                                                        of Other Holding
                                                                        Companies
1157 5             GOLDMAN SACHS IRELAND HOLDINGS LIMITED               551112 - Offices       Dublin                 IRELAND
                                                                        of Other Holding
                                                                        Companies
1158 6                 GOLDMAN SACHS BANK (EUROPE) PLC                  522110 -               Dublin                 IRELAND
                                                                        Commercial Banking
1159 3           GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED             525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1160 4             GOLDMAN SACHS STRATEGIC EUROPE PARTNERS EURO FUND,   525910 - Open-End      Dublin                 IRELAND
                     A SUB-FUND OF GOLDMAN SACHS GLOBAL MULTI           Investment Funds
                     MANAGER FUNDS

1161 4             SCIOS INVESTMENT TRUST (IRELAND)                     525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


1162 3           GOLDMAN SACHS PARIS INC. ET CIE                        522110 -               Paris                  FRANCE (OTHER)
                                                                        Commercial Banking
1163 3           GOLDMAN SACHS SAUDI ARABIA                             525990 - Other         Riyadh                 SAUDI ARABIA
                                                                        Financial Vehicles
1164 3           GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A             522110 -               Sao Paulo              BRAZIL
                                                                        Commercial Banking
1165 4             GARDA FUNDO DE INVESTIMENTO EM DIREITOS              525910 - Open-End      Osasco                 BRAZIL
                     CREDITORIOS NAO-PADRONIZADOS MULTICARTEIRA         Investment Funds
1166 4             GOLDMAN SACHS DO BRASIL CORRETORA DE TITULOS E       523120 -               Sao Paulo              BRAZIL
                     VALORES MOBILIARIOS S/A                            Securities
                                                                        Brokerage
1167 3           GS (ASIA) L.P.                                         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1168 4             GOLDMAN SACHS (JAPAN) LTD.                           551112 - Offices       Tortola                BRITISH VIRGIN
                                                                        of Other Holding                              ISLANDS
                                                                        Companies
1169 5             GOLDMAN SACHS JAPAN CO., LTD.                        523110 -               Tokyo                  JAPAN
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1170 6                 GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR           525910 - Open-End      George Town            CAYMAN ISLANDS
                         PORTFOLIO YEN FUND (FOR QUALIFIED              Investment Funds
                         INSTITUTIONAL INVESTORS)
1171 5             GOLDMAN SACHS JAPAN HOLDINGS, LTD.                   541990 - All Other     Tokyo                  JAPAN
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services

1088 7                   GOLDMAN SACHS CHINA VENTURE II                 100        N/A
                           (MAURITIUS) LIMITED

1089 8                   JADE DRAGON VENTURE INVESTMENT                 100        N/A
                           LIMITED
1090 7                   PANDA INVESTMENTS LTD                          100        N/A


1091 8                   GOLDMAN SACHS STRATEGIC                        100        N/A
                           INVESTMENTS II LIMITED
1092 8                   GS STRATEGIC INVESTMENTS LIMITED               100        N/A

1093 9                       M. PALLONJI ENTERPRISES                    39         N/A
                               PRIVATE LIMITED
1094 7                   ZAHEER HOLDINGS (MAURITIUS)                    98         N/A


1095 8                   ZAHEER MAURITIUS                               100        N/A

1096 5             TRIUMPH II INVESTMENTS (IRELAND) LIMITED             100        N/A

1097 5             VANTAGE QUEST (MAURITIUS) LIMITED                    100        N/A

1098 5             VANTAGE STRIDE (MAURITIUS) LIMITED                   100        N/A

1099 6                 WWD RUBY LIMITED                                 100        N/A

1100 4             GSAF HOLDINGS NOMINEE I LIMITED                      100        N/A

1101 4             GSAF HOLDINGS NOMINEE II LIMITED                     100        N/A

1102 4             KIRI (DELAWARE) L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1103 4             SHIGA (DELAWARE) L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1104 3           GOLDMAN SACHS (CAYMAN) HOLDING COMPANY                 100        N/A


1105 3           GOLDMAN SACHS (CAYMAN) TRUST, LIMITED                  100        N/A

1106 3           GOLDMAN SACHS (CHINA) L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.



1107 3           GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION           100        N/A


1108 4             GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1109 3           GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)         N/A        N/A         The direct holder is a
                   HOLDINGS LP                                                                 Limited Partner.

1110 4             GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA) CO.   100        N/A




1111 3           GOLDMAN SACHS ARGENTINA L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


1112 3           GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.            100        N/A

1113 3           GOLDMAN SACHS ASSET MANAGEMENT, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1114 3           GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS, LP N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1115 4             GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)            100        N/A
                     CORPORATION
1116 3           GOLDMAN SACHS GLOBAL SERVICES II LIMITED               100        N/A



1117 3           GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.



1118 4             GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD         100        N/A
                     ANONIMA DE CAPITAL VARIABLE, SOCIEDAD FINANCIERA
                     DE OBJETO MULTIPLE, ENTIDAD NO REGULADA
1119 4             GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.             100        100



1120 3           GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED             100        N/A


1121 3           GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1122 4             GOLDMAN SACHS (RUSSIA)                               99         N/A



1123 4             GOLDMAN SACHS STRATEGIC INVESTMENTS (U.K.) LIMITED   100        N/A




1124 5             CMC Markets PLC                                      9          N/A


1125 6                 CMC MARKETS UK HOLDINGS LIMITED                  100        N/A


1126 7                   CLIENT2CLIENT.COM LIMITED                      100        N/A


1127 7                   CMC Group Limited                              100        N/A


1128 7                   CMC MARKETS UK PLC                             100        N/A


1129 8                   CMC Markets US LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1130 7                   CMC Spreadbet Plc                              100        N/A


1131 7                   CMC Trustees Limited                           100        N/A


1132 7                   DEAL4FREE.COM LIMITED                          100        N/A





1133 7                   Information Internet Limited                   100        N/A



1134 7                   MARKETMAKER LIMITED                            100        N/A


1135 6                 CMC Markets (Finance) Limited                    100        N/A


1136 6                 CMC Markets Overseas Holdings Limited            100        N/A


1137 7                   CMC Markets Asia Limited                       100        N/A


1138 7                   CMC Markets Canada Inc                         100        N/A


1139 7                   CMC Markets Development (pty) Limited          100        N/A


1140 7                   CMC Markets Digital Options GmbH               N/A        N/A         The direct holder is a
                                                                                               Managing Member.


1141 7                   CMC Markets Group Australia Pty Ltd.           100        N/A


1142 8                   CMC MARKETS ASIA PACIFIC PTY LIMITED           100        N/A



1143 9                       CMC Markets Pty Ltd                        100        N/A


1144 10                        CMC International Financial Consulting   N/A        N/A         The direct holder is a
                                 (Beijing) Co., Ltd                                            Managing Member.


1145 8                   CMC Markets Stockbroking Limited               100        N/A


1146 9                       CMC Markets Stockbroking Limited Nominees  100        N/A
                               (No.2 Account) Pty Limited




1147 8                   CMC Markets Stockbroking Limited               100        N/A
                           Nominees Pty Limited




1148 7                   CMC Markets Japan KK                           100        N/A


1149 7                   CMC Markets NZ Limited                         100        N/A


1150 7                   CMC Markets Singapore Pte. Ltd                 100        N/A



1151 7                   CMC Markets South Africa (pty) Limited         100        N/A


1152 7                   REDMONITOR GMBH                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.




1153 5             TURQUOISE GLOBAL HOLDINGS LIMITED                    14         N/A

1154 4             TEX FUNDING                                          100        N/A

1155 3           GOLDMAN SACHS IRELAND LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1156 4             GOLDMAN SACHS IRELAND GROUP LIMITED                  100        N/A


1157 5             GOLDMAN SACHS IRELAND HOLDINGS LIMITED               100        N/A


1158 6                 GOLDMAN SACHS BANK (EUROPE) PLC                  100        N/A

1159 3           GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED             100        N/A

1160 4             GOLDMAN SACHS STRATEGIC EUROPE PARTNERS EURO FUND,   N/A        N/A         The direct holder has
                     A SUB-FUND OF GOLDMAN SACHS GLOBAL MULTI                                  Control through a
                     MANAGER FUNDS                                                             Management Agreement or
                                                                                               other arrangements.
1161 4             SCIOS INVESTMENT TRUST (IRELAND)                     N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1162 3           GOLDMAN SACHS PARIS INC. ET CIE                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
1163 3           GOLDMAN SACHS SAUDI ARABIA                             100        N/A

1164 3           GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A             100        N/A

1165 4             GARDA FUNDO DE INVESTIMENTO EM DIREITOS              100        N/A
                     CREDITORIOS NAO-PADRONIZADOS MULTICARTEIRA
1166 4             GOLDMAN SACHS DO BRASIL CORRETORA DE TITULOS E       100        N/A
                     VALORES MOBILIARIOS S/A

1167 3           GS (ASIA) L.P.                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.

1168 4             GOLDMAN SACHS (JAPAN) LTD.                           100        N/A


1169 5             GOLDMAN SACHS JAPAN CO., LTD.                        100        N/A



1170 6                 GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR           100        N/A
                         PORTFOLIO YEN FUND (FOR QUALIFIED
                         INSTITUTIONAL INVESTORS)
1171 5             GOLDMAN SACHS JAPAN HOLDINGS, LTD.                   100        N/A

1172 5             MLT INVESTMENTS LTD.                                 551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1173 6                 ELEVATECH LIMITED                                525990 - Other         Hong Kong              HONG KONG
                                                                        Financial Vehicles
1174 6                 GLOBAL TECHNOLOGIES INTERNATIONAL LIMITED        525990 - Other         Tortola                BRITISH VIRGIN
                                                                        Financial Vehicles                            ISLANDS
1175 6                 GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA)       525990 - Other         Wilmington    DE       UNITED STATES
                         L.L.C.                                         Financial Vehicles
1176 7                   AGALIA CAPITAL LTD.                            525990 - Other         Tortola                BRITISH VIRGIN
                                                                        Financial Vehicles                            ISLANDS
1177 3           GS ASIAN VENTURE (DELAWARE) L.L.C.                     551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1178 3           GS FINANCIAL SERVICES L.P. (DEL)                       551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1179 4             BEST II INVESTMENTS (DELAWARE) L.L.C.                551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1180 5                 TRIUMPH III INVESTMENTS (IRELAND) LIMITED        525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1181 5                 TRIUMPH INVESTMENTS (IRELAND) LIMITED            525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1182 4             BEST INVESTMENTS (DELAWARE) L.L.C.                   525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
1183 4             CAPITAL INVESTMENTS (U.S.) III, L.L.C.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1184 4             FRANKFURTER MOBILIEN LIMITED                         525990 - Other         Saint Helier           JERSEY
                                                                        Financial Vehicles
1185 4                 GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)   551112 - Offices       NEW YORK      NY       UNITED STATES
                         HOLDINGS LLC                                   of Other Holding
                                                                        Companies
1186 5             GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)       551112 - Offices       NEW YORK      NY       UNITED STATES
                     HOLDINGS LP                                        of Other Holding
                                                                        Companies
1187 4             GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)       551112 - Offices       NEW YORK      NY       UNITED STATES
                     HOLDINGS LP                                        of Other Holding
                                                                        Companies
1188 4             GOLDMAN SACHS CAPITAL INVESTMENTS LIMITED            525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1189 5                  GOLDMAN SACHS CAPITAL INVESTMENTS II LIMITED    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1190 4             GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS   551112 - Offices       NEW YORK      NY       UNITED STATES
                     LLC                                                of Other Holding
                                                                        Companies
1191 5                 GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)        551112 - Offices       New York      NY       UNITED STATES
                         HOLDINGS, LP                                   of Other Holding
                                                                        Companies
1192 4             GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)            551112 - Offices       New York      NY       UNITED STATES
                     HOLDINGS, LP                                       of Other Holding
                                                                        Companies
1193 4             GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1194 4             GS ASIAN VENTURE (DELAWARE) L.L.C.                   551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1195 4             GS CAPITAL FUNDING, INC.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1196 5             GS CAPITAL FUNDING (UK) II LIMITED                   551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1197 6                 GS CAPITAL FUNDING (CAYMAN) LIMITED              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1198 4             GS DIVERSIFIED FINANCE III, LLC                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1199 5                 GS DIVERSIFIED HOLDINGS II LLC                   551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1200 4             GS DIVERSIFIED FINANCE V, LLC                        551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1201 4             GS DIVERSIFIED HOLDINGS II LLC                       551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1202 4             GS GLOBAL FUNDING II, CO.                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1203 4             GS LONGPORT INVESTMENT CORPORATION                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1204 4             GS Wind Power I, LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1205 4             GSFS (CAYMAN) 2002 A LIMITED                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1206 4             JLQ LLC                                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1207 5                 GK SPICA                                         525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1208 5                 JUPITER INVESTMENT CO., LTD.                     525990 - Other         Minato-ku              JAPAN
                                                                        Financial Vehicles
1209 6                     GK BLUE SQUARE                               525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1210 6                     NVCC CHINESE NEW STARS I PARTNERSHIP         525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1211 4             JTGLQ COMPANY                                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1212 5                 GS STRATEGIC INVESTMENTS JAPAN LLC               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1213 4             LANDPRO INVESTMENTS (DELAWARE) L.L.C.                551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1214 5                 BAEKDU INVESTMENTS LIMITED                       551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1215 4             LANSDALE INVESTMENTS LIMITED                         523110 -               George Town            CAYMAN ISLANDS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1216 4             MHLQ, S. DE R.L. DE C.V.                             525990 - Other         Guadalajara            MEXICO
                                                                        Financial Vehicles
1217 4             MLQ2 (DELAWARE) LLC                                  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1218 5             MBD Holdings GK                                      551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies
1219 6                 GK IZUMO CAPITAL                                 525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1220 6                 GK JUPITER INVESTMENT II                         525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1221 6                 GK MISHIMA CAPITAL                               525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1222 6                 GK OUKA                                          525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1223 6                 GK SHIROKAWA                                     525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1224 6                 GK TERAMACHI CAPITAL                             525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1225 6                 SH OUKA HOLDINGS                                 525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1226 7                   GK OUKA                                        525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1227 4             NAEBA (DELAWARE) L.L.C.                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1228 4             NJLQ (IRELAND) LIMITED                               525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1229 4             RESTAMOVE IRELAND LIMITED                            523110 -               Dublin                 IRELAND
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1230 4             SENNA INVESTMENTS (IRELAND) LIMITED                  525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1231 4             SHIZUOKA (DELAWARE) L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1232 4             SINGEL COOL ONE B.V.                                 525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
1233 5                 ARCHON GROUP (FRANCE)                            525990 - Other         Paris                  FRANCE (OTHER)
                                                                        Financial Vehicles
1234 6                 Archon Group Gestion                             525990 - Other         Paris                  FRANCE (OTHER)
                                                                        Financial Vehicles
1235 4             SINGEL COOL TWO B.V.                                 525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
1236 5                 ARCHON GROUP (FRANCE)                            525990 - Other         Paris                  FRANCE (OTHER)
                                                                        Financial Vehicles
1237 4             STRATEGIC INVESTMENT JV LLC                          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1238 4             UNI OCNS HOLDINGS                                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1239 3           GS INDIA HOLDINGS L.P.                                 551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1240 4             GOLDMAN SACHS (MAURITIUS) NBFC L.L.C.                551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1241 5             GOLDMAN SACHS (INDIA) CAPITAL MARKETS PRIVATE        523110 -               Mumbai                 INDIA (OTHER)
                     LIMITED                                            Investment Banking
                                                                        and Securities
                                                                        Dealing
1242 5             GOLDMAN SACHS SERVICES PRIVATE LIMITED               541990 - All Other     Bangalore              INDIA (OTHER)
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
1243 6                 BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE       523920 - Portfolio     Mumbai                 INDIA (OTHER)
                         LIMITED                                        Management
1244 6                 BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED        523991 - Trust,        Mumbai                 INDIA (OTHER)
                                                                        Fiduciary, and
                                                                        Custody Activities
1245 6                 GOLDMAN SACHS TRUSTEE COMPANY (INDIA)            523991 - Trust,        Mumbai                 INDIA (OTHER)
                         PRIVATE LIMITED                                Fiduciary, and
                                                                        Custody Activities
1246 6                 Goldman Sachs (India) Finance Private            522294 - Secondary     Mumbai                 INDIA (OTHER)
                         Limited                                        Market Financing
1247 5             Goldman Sachs (India) Finance Private Limited        522294 - Secondary     Mumbai                 INDIA (OTHER)
                                                                        Market Financing
1248 5             Paternoster India Private Limited                    524113 - Direct        London                 UNITED KINGDOM
                                                                        Life Insurance                                (OTHER)
                                                                        Carriers
1249 4             GOLDMAN SACHS INVESTMENTS (MAURITIUS) I LIMITED      523110 -               Ebene                  MAURITIUS
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1250 5             GOLDMAN SACHS (MAURITIUS) L.L.C.                     551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1251 6                 GOLDMAN SACHS (INDIA) CAPITAL MARKETS            523110 -               Mumbai                 INDIA (OTHER)
                         PRIVATE LIMITED                                Investment Banking
                                                                        and Securities
                                                                        Dealing
1252 6                 GOLDMAN SACHS (INDIA) SECURITIES PRIVATE         523110 -               Mumbai                 INDIA (OTHER)
                         LIMITED                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1253 6                 GOLDMAN SACHS SERVICES PRIVATE LIMITED           541990 - All Other     Bangalore              INDIA (OTHER)
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
1254 6                 Paternoster India Private Limited                524113 - Direct        London                 UNITED KINGDOM
                                                                        Life Insurance                                (OTHER)
                                                                        Carriers
1255 4             VANTAGE GROUND (MAURITIUS) LIMITED                   551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies

1172 5             MLT INVESTMENTS LTD.                                 100        N/A


1173 6                 ELEVATECH LIMITED                                100        N/A

1174 6                 GLOBAL TECHNOLOGIES INTERNATIONAL LIMITED        100        N/A

1175 6                 GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA)       N/A        N/A         The direct holder is a
                         L.L.C.                                                                Managing Member.
1176 7                   AGALIA CAPITAL LTD.                            75         N/A

1177 3           GS ASIAN VENTURE (DELAWARE) L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1178 3           GS FINANCIAL SERVICES L.P. (DEL)                       N/A        N/A         The direct holder is a
                                                                                               General Partner.

1179 4             BEST II INVESTMENTS (DELAWARE) L.L.C.                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1180 5                 TRIUMPH III INVESTMENTS (IRELAND) LIMITED        100        N/A

1181 5                 TRIUMPH INVESTMENTS (IRELAND) LIMITED            100        N/A

1182 4             BEST INVESTMENTS (DELAWARE) L.L.C.                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1183 4             CAPITAL INVESTMENTS (U.S.) III, L.L.C.               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1184 4             FRANKFURTER MOBILIEN LIMITED                         99         N/A

1185 4                 GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)   N/A        N/A         The direct holder is a
                         HOLDINGS LLC                                                              Managing Member.

1186 5             GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)       N/A        N/A         The direct holder is a
                     HOLDINGS LP                                                               General Partner.

1187 4             GOLDMAN SACHS ADMINISTRATION SERVICES (CANADA)       N/A        N/A         The direct holder is a
                     HOLDINGS LP                                                               Limited Partner.

1188 4             GOLDMAN SACHS CAPITAL INVESTMENTS LIMITED            100        N/A

1189 5                 GOLDMAN SACHS CAPITAL INVESTMENTS II LIMITED     100        N/A

1190 4             GOLDMAN SACHS GLOBAL COMMODITIES (CANADA) HOLDINGS   N/A        N/A         The direct holder is a
                     LLC                                                                       Non-Managing Member.

1191 5                 GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)        N/A        N/A         The direct holder is a
                         HOLDINGS, LP                                                              General Partner.

1192 4             GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)            N/A        N/A         The direct holder is a
                     HOLDINGS, LP                                                              Limited Partner.

1193 4             GOLDMAN SACHS STRATEGIC INVESTMENTS (ASIA) L.L.C.    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1194 4             GS ASIAN VENTURE (DELAWARE) L.L.C.                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1195 4             GS CAPITAL FUNDING, INC.                             100        N/A

1196 5             GS CAPITAL FUNDING (UK) II LIMITED                   100        N/A


1197 6                 GS CAPITAL FUNDING (CAYMAN) LIMITED              100        N/A

1198 4             GS DIVERSIFIED FINANCE III, LLC                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1199 5                 GS DIVERSIFIED HOLDINGS II LLC                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1200 4             GS DIVERSIFIED FINANCE V, LLC                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1201 4             GS DIVERSIFIED HOLDINGS II LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1202 4             GS GLOBAL FUNDING II, CO.                            100        N/A

1203 4             GS LONGPORT INVESTMENT CORPORATION                   100        N/A

1204 4             GS Wind Power I, LLC                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1205 4             GSFS (CAYMAN) 2002 A LIMITED                         100        N/A

1206 4             JLQ LLC                                              100        N/A

1207 5                 GK SPICA                                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1208 5                 JUPITER INVESTMENT CO., LTD.                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1209 6                     GK BLUE SQUARE                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1210 6                     NVCC CHINESE NEW STARS I PARTNERSHIP         N/A        N/A         The direct holder is a
                                                                                               General Partner.
1211 4             JTGLQ COMPANY                                        100        N/A

1212 5                 GS STRATEGIC INVESTMENTS JAPAN LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1213 4             LANDPRO INVESTMENTS (DELAWARE) L.L.C.                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1214 5                 BAEKDU INVESTMENTS LIMITED                       100        N/A


1215 4             LANSDALE INVESTMENTS LIMITED                         100        N/A



1216 4             MHLQ, S. DE R.L. DE C.V.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1217 4             MLQ2 (DELAWARE) LLC                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1218 5             MBD Holdings GK                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1219 6                 GK IZUMO CAPITAL                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1220 6                 GK JUPITER INVESTMENT II                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1221 6                 GK MISHIMA CAPITAL                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1222 6                 GK OUKA                                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1223 6                 GK SHIROKAWA                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1224 6                 GK TERAMACHI CAPITAL                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1225 6                 SH OUKA HOLDINGS                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1226 7                   GK OUKA                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1227 4             NAEBA (DELAWARE) L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1228 4             NJLQ (IRELAND) LIMITED                               100        N/A

1229 4             RESTAMOVE IRELAND LIMITED                            100        N/A



1230 4             SENNA INVESTMENTS (IRELAND) LIMITED                  100        N/A

1231 4             SHIZUOKA (DELAWARE) L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1232 4             SINGEL COOL ONE B.V.                                 100        N/A

1233 5             ARCHON GROUP (FRANCE)                                100        N/A

1234 6                 Archon Group Gestion                             100        N/A

1235 4             SINGEL COOL TWO B.V.                                 100        N/A

1236 5                 ARCHON GROUP (FRANCE)                            100        N/A

1237 4             STRATEGIC INVESTMENT JV LLC                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1238 4             UNI OCNS HOLDINGS                                    100        N/A

1239 3           GS INDIA HOLDINGS L.P.                                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1240 4             GOLDMAN SACHS (MAURITIUS) NBFC L.L.C.                100        N/A


1241 5             GOLDMAN SACHS (INDIA) CAPITAL MARKETS PRIVATE        84         N/A
                     LIMITED


1242 5             GOLDMAN SACHS SERVICES PRIVATE LIMITED               100        99



1243 6                 BENCHMARK ASSET MANAGEMENT COMPANY PRIVATE       100        N/A
                         LIMITED
1244 6                 BENCHMARK TRUSTEE COMPANY PRIVATE LIMITED        100        N/A


1245 6                 GOLDMAN SACHS TRUSTEE COMPANY (INDIA)            100        N/A
                         PRIVATE LIMITED

1246 6                 Goldman Sachs (India) Finance Private            100        N/A
                         Limited
1247 5             Goldman Sachs (India) Finance Private Limited        100        100

1248 5             Paternoster India Private Limited                    100        N/A         This holding represents
                                                                                               ownership in Equity.

1249 4             GOLDMAN SACHS INVESTMENTS (MAURITIUS) I LIMITED      100        N/A



1250 5             GOLDMAN SACHS (MAURITIUS) L.L.C.                     100        N/A


1251 6                 GOLDMAN SACHS (INDIA) CAPITAL MARKETS            84         N/A
                         PRIVATE LIMITED


1252 6                 GOLDMAN SACHS (INDIA) SECURITIES PRIVATE         100        N/A
                         LIMITED


1253 6                 GOLDMAN SACHS SERVICES PRIVATE LIMITED           100        99



1254 6                 Paternoster India Private Limited                100        N/A         This holding represents
                                                                                               ownership in Equity.

1255 4             VANTAGE GROUND (MAURITIUS) LIMITED                   100        N/A

1256 3           GSEM (DEL) HOLDINGS, L.P.                              551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1257 4             CER HOLDINGS LP                                      551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1258 4             GOLDMAN SACHS FINANCIAL MARKETS PTY LTD              523130 - Commodity     Sydney                 AUSTRALIA
                                                                        Contracts Dealing
1259 4             GOLDMAN SACHS INVESTMENT PARTNERS HOLDCO CAYMAN      551112 - Offices       George Town            CAYMAN ISLANDS
                     LTD.                                               of Other Holding
                                                                        Companies
1260 5             GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                     AGGREGATING FUND, L.P.                             Investment Funds
1261 6                 GOLDMAN SACHS INVESTMENT PARTNERS                525910 - Open-End      George Town            CAYMAN ISLANDS
                         AGGREGATING FUND HOLDINGS OFFSHORE, L.P.       Investment Funds
1262 7                   GOLDMAN SACHS INVESTMENT PARTNERS              525910 - Open-End      Wilmington    DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.) I, LLC      Investment Funds
1263 7                   GOLDMAN SACHS INVESTMENT PARTNERS              525910 - Open-End      Wilmington    DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.) II, LLC     Investment Funds
1264 7                   GOLDMAN SACHS INVESTMENT PARTNERS              525910 - Open-End      Wilmington    DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.) III, LLC    Investment Funds
1265 7                   GOLDMAN SACHS INVESTMENT PARTNERS              525910 - Open-End      Wilmington    DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.) IV, LLC     Investment Funds
1266 7                   GOLDMAN SACHS INVESTMENT PARTNERS              525910 - Open-End      Wilmington    DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.) V, LLC      Investment Funds
1267 6                 GOLDMAN SACHS INVESTMENT PARTNERS MASTER         525910 - Open-End      George Town            CAYMAN ISLANDS
                         FUND, L.P.                                     Investment Funds
1268 7                   GOLDMAN SACHS GSIP FUND (IRELAND)              525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
1269 8                   GOLDMAN SACHS GSIP MASTER COMPANY              525910 - Open-End      Dublin                 IRELAND
                           (IRELAND) LIMITED                            Investment Funds
1270 7                   GOLDMAN SACHS INVESTMENT PARTNERS              525910 - Open-End      Luxembourg             LUXEMBOURG
                           HOLDINGS (LUX) OFFSHORE S.A.R.L              Investment Funds
1271 7                   GS INVESTMENT PARTNERS (MAURITIUS) I           525910 - Open-End      Ebene                  MAURITIUS
                           LIMITED                                      Investment Funds
1272 8                   GS INVESTMENT PARTNERS (MAURITIUS)             525910 - Open-End      Ebene                  MAURITIUS
                           II LIMITED                                   Investment Funds
1273 8                   GS INVESTMENT PARTNERS (MAURITIUS)             525990 - Other         Ebene                  MAURITIUS
                           V LIMITED                                    Financial Vehicles
1274 8                   Goldman Sachs TDN Investors                    525990 - Other         George Town            CAYMAN ISLANDS
                           Offshore, L.P.                               Financial Vehicles
1275 9                       GS INVESTMENT PARTNERS                     525990 - Other         Ebene                  MAURITIUS
                               (MAURITIUS) IV LIMITED                   Financial Vehicles
1276 4             GOLDMAN SACHS MIDDLE EAST (CAYMAN) LIMITED           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1277 5             GOLDMAN SACHS SAUDI ARABIA                           525990 - Other         Riyadh                 SAUDI ARABIA
                                                                        Financial Vehicles
1278 4             GOLDMAN SACHS SAUDI ARABIA                           525990 - Other         Riyadh                 SAUDI ARABIA
                                                                        Financial Vehicles
1279 4             GS INVESTMENTS (CAYMAN) LTD.                         523999 -               George Town            CAYMAN ISLANDS
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
1280 5             SOURCE HOLDINGS LIMITED                              551112 - Offices       Tortola                BRITISH VIRGIN
                                                                        of Other Holding                              ISLANDS
                                                                        Companies
1281 6                 Source Investment Management Limited             523920 - Portfolio     Dublin                 IRELAND
                                                                        Management
1282 6                 Source UK Services Limited                       522294 - Secondary     London                 UNITED KINGDOM
                                                                        Market Financing                              (OTHER)
1283 4             GSEM BERMUDA HOLDINGS, L.P.                          551112 - Offices       Hamilton               BERMUDA
                                                                        of Other Holding
                                                                        Companies
1284 5             GS EQUITY MARKETS, L.P.                              525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
1285 5             GSEM (DEL) LLC                                       551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1286 6                 GS EQUITY MARKETS, L.P.                          525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
1287 3           GSEM BERMUDA HOLDINGS, L.P.                            551112 - Offices       Hamilton               BERMUDA
                                                                        of Other Holding
                                                                        Companies
1288 3           GSPS (DEL) L.P.                                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1289 4             GSPS BERMUDA CORPORATION LIMITED                     525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
1290 3           J. ARON (CHINA) HOLDINGS L.L.C.                        551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1291 4             J. ARON (CHINA) COMMODITIES TRADING COMPANY LIMITED  523130 - Commodity     Shanghai               CHINA, PEOPLES
                                                                        Contracts Dealing                             REPUBLIC OF
1292 3           LS UNIT TRUST 2009-I                                   525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
1293 3           MEP GS INVESTOR (GP) LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1294 4             MEP GS INVESTOR L.P.                                 525990 - Other         LONDON                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1295 5             MERCHANT EQUITY PARTNERS, L.P.                       525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
1296 3           MLQ, L.L.C.                                            551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1297 4             CMLQ INVESTORS COMPANY                               525990 - Other         Halifax       NS       CANADA
                                                                        Financial Vehicles
1298 4             ELQ HOLDINGS (DEL) LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1299 4             MEP GS INVESTOR (CAYCO) LIMITED                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1300 5             MEP GS INVESTOR L.P.                                 525990 - Other         LONDON                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1301 4             MLQ INVESTORS, L.P.                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1302 5             AR HOLDINGS (DELAWARE) L.L.C.                        551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1303 6                 AR HOLDINGS GK                                   551114 -               Tokyo                  JAPAN
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1304 7                   GK GOLDMAN SACHS SSG I                         525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1305 7                   GK KAGURAZAKA HOLDINGS                         551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies
1306 8                   GK ARISUGAWA FINANCE                           525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1307 8                   GK SAKURAZAKA CAPITAL                          525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1308 7                   GK NISHI-AZABU SHINYO HOSHOU                   525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1309 7                   GS PSI HOLDINGS GK                             551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies
1310 8                   GOLDMAN SACHS PSI JAPAN GK                     525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1311 7                   SH ERF HOLDINGS                                525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1312 6                 GK YAMAMOTO KAIUN HOLDINGS                       525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1313 7                   YAMAMOTO KAIUN CO., LTD.                       525990 - Other         Kure-shi               JAPAN
                                                                        Financial Vehicles
1314 6                 GOLDMAN SACHS CREDIT PARTNERS (JAPAN), LTD.      523910 -               Tokyo                  JAPAN
                                                                        Miscellaneous
                                                                        Intermediation
1315 7                   ROPPONGI DOMAIN LLC                            551114 -               George Town            CAYMAN ISLANDS
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1316 5             DOTONBORI KAIHATSU CAYMAN CO., LTD.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1317 5             ENDEAVOR CAYMAN LTD.                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1318 5             FOREST GREEN LTD.                                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1319 5             GK CRYSTAL INVESTMENT                                525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1320 5             GK KAGURAZAKA HOLDINGS                               551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies
1321 5             GK YAMAMOTO KAIUN HOLDINGS                           525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1322 5             GOLDMAN SACHS REALTY JAPAN LTD.                      551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies
1323 6                 BLUE DAISY CO., LTD.                             525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1324 6                 DANDELION INVESTMENTS CO., LTD.                  525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1325 6                 GAC PERSONAL CO., LTD.                           52399 - All Other      Tokyo                  JAPAN
                                                                        Financial
                                                                        Investment
                                                                        Activities
1326 7                   HYOGO WIDE SERVICE CO., LTD.                   525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1327 7                   MIDORI DATA CO., LTD.                          525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1328 7                   WAKABA HOKEN DAIKO CO., LTD.                   524210 - Insurance     Tokyo                  JAPAN
                                                                        Agencies and
                                                                        Brokerages
1329 6                 GK ARISUGAWA FINANCE                             525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1330 6                 GK CRYSTAL INVESTMENT                            525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1331 6                 JUPITER INVESTMENT CO., LTD.                     525990 - Other         Minato-ku              JAPAN
                                                                        Financial Vehicles
1332 6                 REAL ESTATE CREATION FUND CO., LTD.              525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1333 6                 REC INVESTMENTS CO., LTD.                        525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1334 6                 S.H. MINATO HOLDINGS                             525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles


1335 7                   GREEN MOUNTAIN ONE CO., LTD                    525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1336 6                 SAKURAZAKA KAIHATSU CO., LTD.                    525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1337 6                 SH IZUMO HOLDINGS                                551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies

1338 7                   GK IZUMO CAPITAL                               525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1339 6                 SH MISHIMA HOLDINGS                              551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies

1256 3           GSEM (DEL) HOLDINGS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               General Partner.

1257 4             CER HOLDINGS LP                                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1258 4             GOLDMAN SACHS FINANCIAL MARKETS PTY LTD              100        N/A

1259 4             GOLDMAN SACHS INVESTMENT PARTNERS HOLDCO CAYMAN      100        N/A
                     LTD.

1260 5             GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE           N/A        N/A         The direct holder is a
                     AGGREGATING FUND, L.P.                                                    Limited Partner.
1261 6                 GOLDMAN SACHS INVESTMENT PARTNERS                N/A        N/A         The direct holder is a
                         AGGREGATING FUND HOLDINGS OFFSHORE, L.P.                              Limited Partner.
1262 7                   GOLDMAN SACHS INVESTMENT PARTNERS              N/A        N/A         The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.) I, LLC                             Non-Managing Member.
1263 7                   GOLDMAN SACHS INVESTMENT PARTNERS              N/A        N/A         The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.) II, LLC                            Non-Managing Member.
1264 7                   GOLDMAN SACHS INVESTMENT PARTNERS              N/A        N/A         The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.) III, LLC                           Non-Managing Member.
1265 7                   GOLDMAN SACHS INVESTMENT PARTNERS              N/A        N/A         The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.) IV, LLC                            Non-Managing Member.
1266 7                   GOLDMAN SACHS INVESTMENT PARTNERS              N/A        N/A         The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.) V, LLC                             Non-Managing Member.
1267 6                 GOLDMAN SACHS INVESTMENT PARTNERS MASTER         N/A        N/A         The direct holder is a
                         FUND, L.P.                                                            Limited Partner.
1268 7                   GOLDMAN SACHS GSIP FUND (IRELAND)              100        N/A

1269 8                   GOLDMAN SACHS GSIP MASTER COMPANY              100        N/A
                           (IRELAND) LIMITED
1270 7                   GOLDMAN SACHS INVESTMENT PARTNERS              100        N/A
                           HOLDINGS (LUX) OFFSHORE S.A.R.L
1271 7                   GS INVESTMENT PARTNERS (MAURITIUS) I           100        N/A
                           LIMITED
1272 8                   GS INVESTMENT PARTNERS (MAURITIUS)             100        N/A
                           II LIMITED
1273 8                   GS INVESTMENT PARTNERS (MAURITIUS)             100        N/A
                           V LIMITED
1274 8                   Goldman Sachs TDN Investors                    N/A        N/A         The direct holder is a
                           Offshore, L.P.                                                      Limited Partner.
1275 9                       GS INVESTMENT PARTNERS                     100        N/A
                               (MAURITIUS) IV LIMITED
1276 4             GOLDMAN SACHS MIDDLE EAST (CAYMAN) LIMITED           100        N/A

1277 5             GOLDMAN SACHS SAUDI ARABIA                           100        N/A

1278 4             GOLDMAN SACHS SAUDI ARABIA                           100        N/A

1279 4             GS INVESTMENTS (CAYMAN) LTD.                         100        N/A




1280 5             SOURCE HOLDINGS LIMITED                              22         N/A


1281 6                 Source Investment Management Limited             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1282 6                 Source UK Services Limited                       100        N/A

1283 4             GSEM BERMUDA HOLDINGS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1284 5             GS EQUITY MARKETS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               General Partner.
1285 5             GSEM (DEL) LLC                                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1286 6                 GS EQUITY MARKETS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1287 3           GSEM BERMUDA HOLDINGS, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.

1288 3           GSPS (DEL) L.P.                                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
1289 4             GSPS BERMUDA CORPORATION LIMITED                     100        N/A

1290 3           J. ARON (CHINA) HOLDINGS L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1291 4             J. ARON (CHINA) COMMODITIES TRADING COMPANY LIMITED  100        N/A

1292 3           LS UNIT TRUST 2009-I                                   N/A        N/A         The direct holder is a
                                                                                               Trustee.
1293 3           MEP GS INVESTOR (GP) LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1294 4             MEP GS INVESTOR L.P.                                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
1295 5             MERCHANT EQUITY PARTNERS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1296 3           MLQ, L.L.C.                                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1297 4             CMLQ INVESTORS COMPANY                               100        N/A

1298 4             ELQ HOLDINGS (DEL) LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1299 4             MEP GS INVESTOR (CAYCO) LIMITED                      100        N/A

1300 5             MEP GS INVESTOR L.P.                                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1301 4             MLQ INVESTORS, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
1302 5             AR HOLDINGS (DELAWARE) L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1303 6                 AR HOLDINGS GK                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.



1304 7                   GK GOLDMAN SACHS SSG I                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1305 7                   GK KAGURAZAKA HOLDINGS                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1306 8                   GK ARISUGAWA FINANCE                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1307 8                   GK SAKURAZAKA CAPITAL                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1308 7                   GK NISHI-AZABU SHINYO HOSHOU                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1309 7                   GS PSI HOLDINGS GK                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1310 8                   GOLDMAN SACHS PSI JAPAN GK                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1311 7                   SH ERF HOLDINGS                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1312 6                 GK YAMAMOTO KAIUN HOLDINGS                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1313 7                   YAMAMOTO KAIUN CO., LTD.                       100        N/A

1314 6                 GOLDMAN SACHS CREDIT PARTNERS (JAPAN), LTD.      100        N/A


1315 7                   ROPPONGI DOMAIN LLC                            100        N/A




1316 5             DOTONBORI KAIHATSU CAYMAN CO., LTD.                  N/A        N/A         The direct holder has Other
                                                                                               Management Control
1317 5             ENDEAVOR CAYMAN LTD.                                 N/A        N/A         The direct holder has Other
                                                                                               Management Control
1318 5             FOREST GREEN LTD.                                    N/A        N/A         The direct holder has Other
                                                                                               Management Control
1319 5             GK CRYSTAL INVESTMENT                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1320 5             GK KAGURAZAKA HOLDINGS                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1321 5             GK YAMAMOTO KAIUN HOLDINGS                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1322 5             GOLDMAN SACHS REALTY JAPAN LTD.                      100        N/A


1323 6                 BLUE DAISY CO., LTD.                             100        N/A

1324 6                 DANDELION INVESTMENTS CO., LTD.                  100        N/A

1325 6                 GAC PERSONAL CO., LTD.                           100        N/A



1326 7                   HYOGO WIDE SERVICE CO., LTD.                   100        N/A

1327 7                   MIDORI DATA CO., LTD.                          100        N/A

1328 7                   WAKABA HOKEN DAIKO CO., LTD.                   100        N/A


1329 6                 GK ARISUGAWA FINANCE                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1330 6                 GK CRYSTAL INVESTMENT                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1331 6                 JUPITER INVESTMENT CO., LTD.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1332 6                 REAL ESTATE CREATION FUND CO., LTD.              100        N/A

1333 6                 REC INVESTMENTS CO., LTD.                        100        N/A

1334 6                 S.H. MINATO HOLDINGS                             N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
1335 7                   GREEN MOUNTAIN ONE CO., LTD                    100        N/A

1336 6                 SAKURAZAKA KAIHATSU CO., LTD.                    100        N/A

1337 6                 SH IZUMO HOLDINGS                                N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1338 7                   GK IZUMO CAPITAL                                                      The direct holder is a
                                                                                               Non-Managing Member.
1339 6                 SH MISHIMA HOLDINGS                              N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.

1340 7                   GK MISHIMA CAPITAL                             525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1341 6                 SH SHIROKAWA HOLDINGS                            551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies

1342 7                   GK SHIROKAWA                                   525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1343 6                 SH TERAMACHI HOLDINGS                            551112 - Offices       Tokyo                  JAPAN
                                                                        of Other Holding
                                                                        Companies

1344 7                   GK TERAMACHI CAPITAL                           525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1345 6                 SH WHITE FLOWER                                  525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles


1346 7                   GK FRANGIPANI                                  525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1347 6                 WHITE OCEAN CO., LTD.                            525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1348 5             GS GFKL INVESTOR LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1349 6                 DOVULL SPV GMBH & CO. KG                         525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
1350 5             GS PIA HOLDINGS GK                                   525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1351 6                 CRANE HOLDINGS LTD.                              525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1352 7                   SG INVESTMENTS KK                              525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1353 6                 GK JUPITER INVESTMENT III                        525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1354 6                 GS TK HOLDINGS I GK                              525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1355 7                   EACCESS LTD.                                   517110 -               Tokyo                  JAPAN
                                                                        Telecommunications
                                                                        carriers, WIRED
1356 6                 GS TK HOLDINGS III GK                            525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1357 7                   EACCESS LTD.                                   517110 -               Tokyo                  JAPAN
                                                                        Telecommunications
                                                                        carriers, WIRED
1358 6                 GS TK HOLDINGS V GK                              525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1359 7                   EACCESS LTD.                                   517110 -               Tokyo                  JAPAN
                                                                        Telecommunications
                                                                        carriers, WIRED
1360 5             Impact Holding Cayman Co., Ltd.                      551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1361 5             K.K. MINATO SAIKEN KAISHU                            551114 -               Tokyo                  JAPAN
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1362 5             KAIHIN CAYMAN CO., LTD.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1363 5             KEISEN KAIHATSU CAYMAN CO., LTD.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1364 5             KINMIRAI CAYMAN CO., LTD                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1365 5             KUROBE CAYMAN CO., LTD.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1366 5             LINDEN WOOD IIS LTD.                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1367 6                 CMA CO., LTD.                                    525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1368 5             LINDEN WOOD, LTD.                                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1369 5             LUIGI CAYMAN CO., LTD.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1370 5             MUSASHI CAYMAN CO., LTD.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1371 5             MUSASHINO CAYMAN CO., LTD.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1372 5             PIA HOLDINGS CAYMAN                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1373 6                 GS PIA HOLDINGS GK                               525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1374 5             RUBY REALTY CAYMAN LTD.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1375 5             SAYAMA CAYMAN CO., LTD.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1376 5             SHINING PARTNERS LTD.                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1377 5             SHIOHAMA CAYMAN CO., LTD.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1378 5             SOLAR WIND II LTD.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1379 5             SOLAR WIND LTD.                                      525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1380 5             SOUTH WIND REALTY FINANCE (CAYMAN) COMPANY           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1381 6                 ISEZAKI KAIHATSU CO., LTD.                       525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1382 6                 SPORTS SHINKO FINANCE CO., LTD.                  522298 - All Other     Tokyo                  JAPAN
                                                                        Nondepository
                                                                        Credit
                                                                        Intermediation
1383 5             SP CAYMAN 2 LTD.                                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1384 5             UNIVERSAL REALTY CO., LTD.                           525990 - Other         Tokyo                  JAPAN
                                                                        Financial Vehicles
1385 4             MTGLQ INVESTORS, L.P.                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1386 5             ASSET MANAGEMENT COMPANY OF AMERICA, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1387 5             CDMC HOLDING COMPANY GEN-PAR, L.L.C.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1388 6                 CDMC, L.P.                                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1389 7                   DEMAC FINANCIAL SERVICES, s.r.o.               525990 - Other         Praha                  CZECH REPUBLIC
                                                                        Financial Vehicles
1390 5             CDMC, L.P.                                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1391 5             CDV-1 HOLDING COMPANY GEN-PAR, L.L.C.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1392 6                 CDV-1 HOLDING COMPANY, L.P.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1393 7                   CDV-1, LTD.                                    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1394 8                   CRE-1 a.s.                                     525990 - Other         Praha                  CZECH REPUBLIC
                                                                        Financial Vehicles
1395 5             CDV-1 HOLDING COMPANY, L.P.                          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1396 5             CMLQ INVESTORS COMPANY                               525990 - Other         Halifax       NS       CANADA
                                                                        Financial Vehicles
1397 5             DAC HOLDINGS I, L.L.C.                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1398 6                 DAC HOLDINGS VII, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1399 7                   FARRAGUT INVESTMENTS UK 1 LLC                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1400 8                   POWER BIRD LIMITED PARTNERSHIP                 525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1401 6                 DAC HOLDINGS VIII, L.L.C.                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1402 7                   POWER BIRD LIMITED PARTNERSHIP                 525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1403 5             DADELAND RETAIL LLC                                  551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1404 5             DBGS FRANKLIN HOLDINGS LLC                           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1405 6                 DBGS FRANKLIN LLC                                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1406 5             ELQ INVESTORS, LTD                                   525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1407 6                 CDV-2, LTD.                                      525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1408 7                   QAF ASSETS s.r.o.                              525990 - Other         Praha                  CZECH REPUBLIC
                                                                        Financial Vehicles
1409 6                 CERBERUS BAVARIAN INVESTMENTS B.V.               525990 - Other         Baarn                  NETHERLANDS
                                                                        Financial Vehicles
1410 6                 CONRAD P4 LTD.                                   525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1411 6                 G.S.Q SPV (1) LIMITED                            525990 - Other         Lagos                  NIGERIA
                                                                        Financial Vehicles
1412 6                 GOLDMAN SACHS CREDIT PARTNERS (EUROPE) LTD       523999 -               London                 UNITED KINGDOM
                                                                        Miscellaneous                                 (OTHER)
                                                                        Financial
                                                                        Investment
                                                                        Activities
1413 6                 GS EUROPEAN OPPORTUNITIES FUND B.V.              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
1414 7                   BLOSSOM HOLDING III BV                         525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
1415 7                   GS EUROPEAN STRATEGIC INVESTMENT GROUP         525990 - Other         London                 UNITED KINGDOM
                           (2009) LTD                                   Financial Vehicles                            (OTHER)
1416 7                   GS EUROPEAN STRATEGIC INVESTMENT GROUP         525990 - Other         Amsterdam              NETHERLANDS
                           B.V.                                         Financial Vehicles
1417 8                   STICHTING ADMINISTRATIEKANTOOR                 551112 - Offices       Amsterdam              NETHERLANDS
                           TREOFAN                                      of Other Holding
                                                                        Companies
1418 7                   MATTERHORN ACQUISITIONS LTD.                   525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1419 7                   PMF-2, LTD                                     525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1420 7                   YELLOW ACQUISITIONS LTD                        525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1421 6                 GS EUROPEAN OPPORTUNITIES FUND II GP LTD         525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1422 7                   GS EUROPEAN OPPORTUNITIES FUND II L.P.         525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1423 8                   GS EUROPEAN INVESTMENT GROUP II LTD            525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)

1340 7                   GK MISHIMA CAPITAL                                                    The direct holder is a
                                                                                               Non-Managing Member.
1341 6                 SH SHIROKAWA HOLDINGS                            N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1342 7                   GK SHIROKAWA                                                          The direct holder is a
                                                                                               Non-Managing Member.
1343 6                 SH TERAMACHI HOLDINGS                            N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1344 7                   GK TERAMACHI CAPITAL                                                  The direct holder is a
                                                                                               Non-Managing Member.
1345 6                 SH WHITE FLOWER                                  N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1346 7                   GK FRANGIPANI                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1347 6                 WHITE OCEAN CO., LTD.                            100        N/A

1348 5             GS GFKL INVESTOR LLC                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1349 6                 DOVULL SPV GMBH & CO. KG                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1350 5             GS PIA HOLDINGS GK                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1351 6                 CRANE HOLDINGS LTD.                              100        N/A

1352 7                   SG INVESTMENTS KK                              61         N/A

1353 6                 GK JUPITER INVESTMENT III                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1354 6                 GS TK HOLDINGS I GK                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1355 7                   EACCESS LTD.                                   30         N/A


1356 6                 GS TK HOLDINGS III GK                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1357 7                   EACCESS LTD.                                   30         N/A


1358 6                 GS TK HOLDINGS V GK                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1359 7                   EACCESS LTD.                                   30         N/A


1360 5             Impact Holding Cayman Co., Ltd.                      100        N/A


1361 5             K.K. MINATO SAIKEN KAISHU                            100        N/A




1362 5             KAIHIN CAYMAN CO., LTD.                              N/A        N/A         The direct holder has Other
                                                                                               Management Control
1363 5             KEISEN KAIHATSU CAYMAN CO., LTD.                     N/A        N/A         The direct holder has Other
                                                                                               Management Control
1364 5             KINMIRAI CAYMAN CO., LTD                             N/A        N/A         The direct holder has Other
                                                                                               Management Control
1365 5             KUROBE CAYMAN CO., LTD.                              N/A        N/A         The direct holder has Other
                                                                                               Management Control
1366 5             LINDEN WOOD IIS LTD.                                 100        N/A

1367 6                 CMA CO., LTD.                                    100        N/A

1368 5             LINDEN WOOD, LTD.                                    100        N/A

1369 5             LUIGI CAYMAN CO., LTD.                               N/A        N/A         The direct holder has Other
                                                                                               Management Control
1370 5             MUSASHI CAYMAN CO., LTD.                             100        N/A

1371 5             MUSASHINO CAYMAN CO., LTD.                           N/A        N/A         The direct holder has Other
                                                                                               Management Control
1372 5             PIA HOLDINGS CAYMAN                                  100        N/A

1373 6                 GS PIA HOLDINGS GK                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1374 5             RUBY REALTY CAYMAN LTD.                              N/A        N/A         The direct holder has Other
                                                                                               Management Control
1375 5             SAYAMA CAYMAN CO., LTD.                              N/A        N/A         The direct holder has Other
                                                                                               Management Control
1376 5             SHINING PARTNERS LTD.                                100        N/A

1377 5             SHIOHAMA CAYMAN CO., LTD.                            N/A        N/A         The direct holder has Other
                                                                                               Management Control
1378 5             SOLAR WIND II LTD.                                   100        N/A

1379 5             SOLAR WIND LTD.                                      100        N/A

1380 5             SOUTH WIND REALTY FINANCE (CAYMAN) COMPANY           100        N/A

1381 6                 ISEZAKI KAIHATSU CO., LTD.                       100        N/A

1382 6                 SPORTS SHINKO FINANCE CO., LTD.                  100        N/A



1383 5             SP CAYMAN 2 LTD.                                     N/A        N/A         The direct holder has Other
                                                                                               Management Control
1384 5             UNIVERSAL REALTY CO., LTD.                           100        N/A

1385 4             MTGLQ INVESTORS, L.P.                                N/A        N/A         The direct holder is a
                                                                                               General Partner.
1386 5             ASSET MANAGEMENT COMPANY OF AMERICA, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1387 5             CDMC HOLDING COMPANY GEN-PAR, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1388 6                 CDMC, L.P.                                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
1389 7                   DEMAC FINANCIAL SERVICES, s.r.o.               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1390 5             CDMC, L.P.                                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1391 5             CDV-1 HOLDING COMPANY GEN-PAR, L.L.C.                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1392 6                 CDV-1 HOLDING COMPANY, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
1393 7                   CDV-1, LTD.                                    100        100

1394 8                   CRE-1 a.s.                                     100        N/A

1395 5             CDV-1 HOLDING COMPANY, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1396 5             CMLQ INVESTORS COMPANY                               100        N/A

1397 5             DAC HOLDINGS I, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1398 6                 DAC HOLDINGS VII, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1399 7                   FARRAGUT INVESTMENTS UK 1 LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1400 8                   POWER BIRD LIMITED PARTNERSHIP                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
1401 6                 DAC HOLDINGS VIII, L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1402 7                   POWER BIRD LIMITED PARTNERSHIP                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1403 5             DADELAND RETAIL LLC                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1404 5             DBGS FRANKLIN HOLDINGS LLC                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1405 6                 DBGS FRANKLIN LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1406 5             ELQ INVESTORS, LTD                                   100        100

1407 6                 CDV-2, LTD.                                      100        N/A

1408 7                   QAF ASSETS s.r.o.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1409 6                 CERBERUS BAVARIAN INVESTMENTS B.V.               50         N/A

1410 6                 CONRAD P4 LTD.                                   100        N/A

1411 6                 G.S.Q SPV (1) LIMITED                            100        N/A

1412 6                 GOLDMAN SACHS CREDIT PARTNERS (EUROPE) LTD       100        N/A




1413 6                 GS EUROPEAN OPPORTUNITIES FUND B.V.              100        N/A

1414 7                   BLOSSOM HOLDING III BV                         100        N/A

1415 7                   GS EUROPEAN STRATEGIC INVESTMENT GROUP         100        N/A
                           (2009) LTD
1416 7                   GS EUROPEAN STRATEGIC INVESTMENT GROUP         100        N/A
                           B.V.
1417 8                   STICHTING ADMINISTRATIEKANTOOR                 N/A        N/A         The direct holder is a
                           TREOFAN                                                             Non-Managing Member.

1418 7                   MATTERHORN ACQUISITIONS LTD.                   100        N/A

1419 7                   PMF-2, LTD                                     100        N/A

1420 7                   YELLOW ACQUISITIONS LTD                        100        N/A

1421 6                 GS EUROPEAN OPPORTUNITIES FUND II GP LTD         100        N/A

1422 7                   GS EUROPEAN OPPORTUNITIES FUND II L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
1423 8                   GS EUROPEAN INVESTMENT GROUP II LTD            100        N/A

1424 8                   KRETA ACQUISITIONS LTD                         525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1425 9                       KRETA IMMOBILIEN GMBH                      525990 - Other         Hof                    GERMANY
                                                                        Financial Vehicles
1426 8                   KYPRIS ACQUISITIONS LTD                        525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1427 9                       KYPRIS IMMOBILIEN GMBH                     525990 - Other         Hof                    GERMANY
                                                                        Financial Vehicles
1428 8                   POSEIDON ACQUISITIONS LTD                      525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1429 9                       POSEIDON IMMOBILIEN GMBH                   525990 - Other         Hof                    GERMANY
                                                                        Financial Vehicles
1430 7                   SANA ACQUISITIONS LTD                          525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1431 6                 GS EUROPEAN OPPORTUNITIES FUND II L.P.           525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1432 6                 KILLINGHOLME POWER                               525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1433 6                 MB ACQUISITIONS B.V.                             525990 - Other         Baarn                  NETHERLANDS
                                                                        Financial Vehicles
1434 7                   MB CAPITAL GMBH                                525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
1435 6                 MONT BLANC ACQUISITIONS LTD                      525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1436 7                   KILLINGHOLME POWER                             525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1437 6                 NEG (TPL) LIMITED                                525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1438 6                 PMF-1, LTD                                       525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1439 6                 QMH LIMITED                                      525990 - Other         Essex                  UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1440 6                 SCC SEQUOIA CREDIT CONSOLIDATION LIMITED         525990 - Other         Limassol               CYPRUS
                                                                        Financial Vehicles
1441 7                   CROMAN INVESTMENTS LIMITED                     525990 - Other         Limassol               CYPRUS
                                                                        Financial Vehicles
1442 7                   RINANI INVESTMENTS LIMITED                     525990 - Other         Limassol               CYPRUS
                                                                        Financial Vehicles
1443 7                   SCC ASSETS MANAGEMENT                          525990 - Other         Moscow                 RUSSIA
                                                                        Financial Vehicles
1444 7                   SEQUOIA CREDIT CONSOLIDATION                   525990 - Other         Moscow                 RUSSIA
                                                                        Financial Vehicles
1445 6                 SOUTH WALES TPL INVESTMENTS LIMITED              525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1446 6                 STICHTING ADMINISTRATIEKANTOOR TREOFAN           551112 - Offices       Amsterdam              NETHERLANDS
                                                                        of Other Holding
                                                                        Companies
1447 6                 TELE SPV LIMITED                                 525990 - Other         Lagos                  NIGERIA
                                                                        Financial Vehicles
1448 6                 WESTERN POWER INVESTMENTS LIMITED                525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1449 6                 YORAM LIMITED                                    525990 - Other         Lagos                  NIGERIA
                                                                        Financial Vehicles
1450 6                 YPSILON PORTFOLIO LTD                            525990 - Other         LONDON                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1451 7                   YPSILON PORTFOLIO BETEILIGUNGS GMBH            525990 - Other         Hof                    GERMANY
                                                                        Financial Vehicles
1452 5             FAIRWAY RESOURCES GP, LLC                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1453 6                 FAIRWAY RESOURCES PARTNERS, LP                   525990 - Other         Southlake     TX       UNITED STATES
                                                                        Financial Vehicles
1454 7                   FAIRWAY RESOURCES OPERATING, LLC               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1455 5             FAIRWAY RESOURCES PARTNERS, LP                       525990 - Other         Southlake     TX       UNITED STATES
                                                                        Financial Vehicles
1456 5             GCN HOLDING LLC                                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1457 6                 GCN HOLDING (CANADA) ULC                         525990 - Other         Halifax       NS       CANADA
                                                                        Financial Vehicles
1458 5             GS EUROPEAN OPPORTUNITIES FUND B.V.                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
1459 5             GS EUROPEAN OPPORTUNITIES FUND GP, LLC               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1460 6                 GS EUROPEAN OPPORTUNITIES FUND L.P.              525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1461 5             GS EUROPEAN OPPORTUNITIES FUND L.P.                  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1462 5             GS GUERNSEY INVESTMENTS LIMITED                      525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
1463 5             GS MACRO INVESTMENTS LLC                             551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1464 6                 GS MACRO INVESTMENTS IV, LLC                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1465 6                 GS MACRO INVESTMENTS V, LLC                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1466 5             GSEMI HOLDINGS CORPORATION                           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1467 6                 GS Euro Investments                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1468 6                 GS Euro Management                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1469 5             HILTON GLOBAL HOLDINGS LLC                           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1470 5             LIQUIDITY ASSETS LIMITED                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1471 5             MLQ HOLDCO, L.L.C.                                   551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1472 6                 MLQ BK REO, L.L.C.                               531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
1473 5             MLQ-MLL, LLC                                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1474 5             MTGRP, L.L.C.                                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1475 6                 NZ PROPERTY FINANCE PARTNERS                     525990 - Other         Singapore              SINGAPORE
                                                                        Financial Vehicles
1476 5             NCS I LLC                                            525990 - Other         Dallas        TX       UNITED STATES
                                                                        Financial Vehicles
1477 6                 NCS Holding Company, Inc.                        525990 - Other         Dallas        TX       UNITED STATES
                                                                        Financial Vehicles
1478 7                   ACFI Funding Corp.                             525990 - Other         Boise         ID       UNITED STATES
                                                                        Financial Vehicles
1479 7                   ACLC Funding Corp.                             525990 - Other         Boise         ID       UNITED STATES
                                                                        Financial Vehicles
1480 7                   Amresco Commercial Finance, LLC                525990 - Other         Boise         ID       UNITED STATES
                                                                        Financial Vehicles
1481 7                   Amresco SBA Holdings, Inc.                     525990 - Other         Dallas        TX       UNITED STATES
                                                                        Financial Vehicles
1482 8                   40 Maplecrest Road, LLC                        525990 - Other         Dallas        TX       UNITED STATES
                                                                        Financial Vehicles
1483 8                   Independence Funding Holding                   525990 - Other         Dallas        TX       UNITED STATES
                           Company, LLC                                 Financial Vehicles
1484 7                   CLC Funding Corp.                              525990 - Other         Boise         ID       UNITED STATES
                                                                        Financial Vehicles
1485 7                   NCS Securities Holding Corp.                   525990 - Other         Boise         ID       UNITED STATES
                                                                        Financial Vehicles
1486 5             POWER RECEIVABLE FINANCE, LLC                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1487 5             PRESIDIO, LLC                                        525990 - Other         Los Angeles   CA       UNITED STATES
                                                                        Financial Vehicles
1488 5             REMARK FUNDING CO., LLC                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1489 5             REP MCR REALTY, L.L.C.                               531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
1490 5             REP PEB REALTY, L.L.C.                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1491 5             SCLQ, S. DE R.L. DE C.V.                             525990 - Other         Guadalajara            MEXICO
                                                                        Financial Vehicles
1492 5             SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI       525990 - Other         London                 UNITED KINGDOM
                     S.P.A.                                             Financial Vehicles                            (OTHER)
1493 5             SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO              52399 - All Other      Milan                  ITALY (OTHER)
                     CREDITI SRL                                        Financial Investment
                                                                        Activities
1494 5             SPARTA INSURANCE HOLDINGS, INC.                      551112 - Offices       Hartford      CT       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1495 6                 SPARTA Insurance Company                         524126 - Direct        Hartford      CT       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
1496 7                   SPARTA AMERICAN INSURANCE COMPANY              524126 - Direct        Hartford      CT       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
1497 7                   SPARTA SPECIALTY INSURANCE COMPANY             524126 - Direct        Hartford      CT       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
1498 5             SPF ONE IL, LLC                                      525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
1499 3           MLQ2 (DELAWARE) LLC                                    551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1500 3           NATURAL RESOURCES INVESTMENTS S.L.                     551112 - Offices       Madrid                 SPAIN
                                                                        of Other Holding
                                                                        Companies
1501 3           ROTHESAY LIFE, L.L.C.                                  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1502 4             ROTHESAY LIFE (CAYMAN) LIMITED                       551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1503 5             Paternoster Limited                                  524113 - Direct        London                 UNITED KINGDOM
                                                                        Life Insurance                                (OTHER)
                                                                        Carriers
1504 6                 PATERNOSTER ASSURANCE LIMITED                    524113 - Direct        London                 UNITED KINGDOM
                                                                        Life Insurance                                (OTHER)
                                                                        Carriers
1505 6                 Paternoster Financial Services Limited           524113 - Direct        London                 UNITED KINGDOM
                                                                        Life Insurance                                (OTHER)
                                                                        Carriers
1506 6                 Paternoster Holdings Limited                     551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1507 7                   Paternoster UK Limited                         524113 - Direct        London                 UNITED KINGDOM
                                                                        Life Insurance                                (OTHER)
                                                                        Carriers

1424 8                   KRETA ACQUISITIONS LTD                         100        N/A

1425 9                       KRETA IMMOBILIEN GMBH                      100        N/A

1426 8                   KYPRIS ACQUISITIONS LTD                        100        N/A

1427 9                       KYPRIS IMMOBILIEN GMBH                     100        N/A

1428 8                   POSEIDON ACQUISITIONS LTD                      100        N/A

1429 9                       POSEIDON IMMOBILIEN GMBH                   100        N/A

1430 7                   SANA ACQUISITIONS LTD                          100        N/A

1431 6                 GS EUROPEAN OPPORTUNITIES FUND II L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1432 6                 KILLINGHOLME POWER                               99         100

1433 6                 MB ACQUISITIONS B.V.                             100        N/A

1434 7                   MB CAPITAL GMBH                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1435 6                 MONT BLANC ACQUISITIONS LTD                      100        N/A

1436 7                   KILLINGHOLME POWER                             99         N/A

1437 6                 NEG (TPL) LIMITED                                100        N/A

1438 6                 PMF-1, LTD                                       100        N/A

1439 6                 QMH LIMITED                                      90         N/A

1440 6                 SCC SEQUOIA CREDIT CONSOLIDATION LIMITED         45         N/A

1441 7                   CROMAN INVESTMENTS LIMITED                     100        N/A

1442 7                   RINANI INVESTMENTS LIMITED                     100        N/A

1443 7                   SCC ASSETS MANAGEMENT                          100        N/A

1444 7                   SEQUOIA CREDIT CONSOLIDATION                   100        N/A

1445 6                 SOUTH WALES TPL INVESTMENTS LIMITED              100        N/A

1446 6                 STICHTING ADMINISTRATIEKANTOOR TREOFAN           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1447 6                 TELE SPV LIMITED                                 100        N/A

1448 6                 WESTERN POWER INVESTMENTS LIMITED                100        N/A

1449 6                 YORAM LIMITED                                    100        N/A

1450 6                 YPSILON PORTFOLIO LTD                            100        100

1451 7                   YPSILON PORTFOLIO BETEILIGUNGS GMBH            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1452 5             FAIRWAY RESOURCES GP, LLC                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1453 6                 FAIRWAY RESOURCES PARTNERS, LP                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
1454 7                   FAIRWAY RESOURCES OPERATING, LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1455 5             FAIRWAY RESOURCES PARTNERS, LP                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1456 5             GCN HOLDING LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1457 6                 GCN HOLDING (CANADA) ULC                         100        N/A

1458 5             GS EUROPEAN OPPORTUNITIES FUND B.V.                  100        N/A

1459 5             GS EUROPEAN OPPORTUNITIES FUND GP, LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1460 6                 GS EUROPEAN OPPORTUNITIES FUND L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
1461 5             GS EUROPEAN OPPORTUNITIES FUND L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1462 5             GS GUERNSEY INVESTMENTS LIMITED                      99         N/A

1463 5             GS MACRO INVESTMENTS LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1464 6                 GS MACRO INVESTMENTS IV, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1465 6                 GS MACRO INVESTMENTS V, LLC                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1466 5             GSEMI HOLDINGS CORPORATION                           100        N/A


1467 6                 GS Euro Investments                              100        N/A

1468 6                 GS Euro Management                               100        N/A

1469 5             HILTON GLOBAL HOLDINGS LLC                           26         N/A


1470 5             LIQUIDITY ASSETS LIMITED                             100        N/A

1471 5             MLQ HOLDCO, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1472 6                 MLQ BK REO, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1473 5             MLQ-MLL, LLC                                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1474 5             MTGRP, L.L.C.                                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1475 6                 NZ PROPERTY FINANCE PARTNERS                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
1476 5             NCS I LLC                                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1477 6                 NCS Holding Company, Inc.                        100        N/A

1478 7                   ACFI Funding Corp.                             100        N/A

1479 7                   ACLC Funding Corp.                             100        N/A

1480 7                   Amresco Commercial Finance, LLC                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1481 7                   Amresco SBA Holdings, Inc.                     100        N/A

1482 8                   40 Maplecrest Road, LLC                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1483 8                   Independence Funding Holding                   N/A        N/A         The direct holder is a
                           Company, LLC                                                        Managing Member.
1484 7                   CLC Funding Corp.                              100        N/A

1485 7                   NCS Securities Holding Corp.                   100        N/A

1486 5             POWER RECEIVABLE FINANCE, LLC                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1487 5             PRESIDIO, LLC                                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1488 5             REMARK FUNDING CO., LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1489 5             REP MCR REALTY, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1490 5             REP PEB REALTY, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1491 5             SCLQ, S. DE R.L. DE C.V.                             100        N/A

1492 5             SOCIETA ACQUISIZIONE E RIFANANZIAMENTO CREDITI       100        N/A
                     S.P.A.
1493 5             SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO              100        N/A
                     CREDITI SRL

1494 5             SPARTA INSURANCE HOLDINGS, INC.                      25         N/A


1495 6                 SPARTA Insurance Company                         100        N/A



1496 7                   SPARTA AMERICAN INSURANCE COMPANY              100        N/A



1497 7                   SPARTA SPECIALTY INSURANCE COMPANY             100        N/A



1498 5             SPF ONE IL, LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1499 3           MLQ2 (DELAWARE) LLC                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1500 3           NATURAL RESOURCES INVESTMENTS S.L.                     100        N/A


1501 3           ROTHESAY LIFE, L.L.C.                                  100        N/A


1502 4             ROTHESAY LIFE (CAYMAN) LIMITED                       100        N/A


1503 5             Paternoster Limited                                  100        N/A


1504 6                 PATERNOSTER ASSURANCE LIMITED                    100        N/A


1505 6                 Paternoster Financial Services Limited           100        N/A


1506 6                 Paternoster Holdings Limited                     100        N/A


1507 7                   Paternoster UK Limited                         100        N/A

1508 6                 Paternoster Services Limited                     524113 - Direct        London                 UNITED KINGDOM
                                                                        Life Insurance                                (OTHER)
                                                                        Carriers
1509 7                   EMAP PENSION TRUSTEES LIMITED                  524210 - Insurance     London                 UNITED KINGDOM
                                                                        Agencies and                                  (OTHER)
                                                                        Brokerages
1510 5             ROTHESAY LIFE LIMITED                                524210 - Insurance     London                 UNITED KINGDOM
                                                                        Agencies and                                  (OTHER)
                                                                        Brokerages
1511 3           SPA UNIT TRUST 2009-I                                  525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
1512 3           SPA UNIT TRUST 2009-II                                 525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
1513 2       GOLDMAN SACHS GLOBAL SERVICES I LIMITED                    541990 - All Other     George Town            CAYMAN ISLANDS
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
1514 2       GOLDMAN SACHS GROUP HOLDINGS (U.K.)                        551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1515 2       GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.         551114 -               Col Lomas de           MEXICO
                                                                        Corporate,             Chapultepec
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1516 2       GOLDMAN SACHS HEADQUARTERS LLC                             531390 - Other         New York      NY       UNITED STATES
                                                                        activities related
                                                                        to real estate
1517 2       GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                    523930 -               New York      NY       UNITED STATES
                                                                        Investment Advice
1518 2       GOLDMAN SACHS HEDGE QUALIFICADO FUNDO DE INVESTIMENTO EM   525910 - Open-End      Rio de Janeiro         BRAZIL
               COTAS DE FUNDO DE INVESTIMENTO MULTIMERCADO              Investment Funds
1519 3           GOLDMAN SACHS MASTER HEDGE FUNDO DE INVESTIMENTO       525910 - Open-End      Rio de Janeiro         BRAZIL
                   MULTIMERCADO                                         Investment Funds
1520 2       GOLDMAN SACHS HOLDINGS ANZ PTY LIMITED                     551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1521 3           GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD         551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1522 4             501 INVESTMENT COMPANY PTY LTD                       551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1523 5             501-2 INVESTMENT PARTNERSHIP                         551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1524 4             502 INVESTMENT COMPANY PTY LTD                       551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1525 5             501-2 INVESTMENT PARTNERSHIP                         551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1526 4             AXM Pty Ltd                                          551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1527 4             CATUMNAL HOLDINGS PTY LTD                            522190 - Other         Melbourne              AUSTRALIA
                                                                        Depository Credit
                                                                        Intermediation
1528 4             CATUMNAL NOMINEES PTY LTD                            523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1529 4             COLLINS STREET ENTERPRISES PTY LTD                   551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1530 5             CATUMNAL HOLDINGS PTY LTD                            522190 - Other         Melbourne              AUSTRALIA
                                                                        Depository Credit
                                                                        Intermediation
1531 5             GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD             551114 -               Melbourne              AUSTRALIA
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1532 6                 GOLDMAN SACHS AUSTRALIA (UK) LIMITED             523930 -               London                 UNITED KINGDOM
                                                                        Investment Advice                             (OTHER)
1533 4             Chartres Trading Pty Ltd                             551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1534 4             GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2          525910 - Open-End      Sydney                 AUSTRALIA
                                                                        Investment Funds
1535 4             GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2 -        525910 - Open-End      Sydney                 AUSTRALIA
                     ACCESS FUND                                        Investment Funds
1536 5             GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2          525910 - Open-End      Sydney                 AUSTRALIA
                                                                        Investment Funds
1537 4             GOLDMAN SACHS AUSTRALIA HOLDINGS PTY LTD             551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1538 5             GOLDMAN SACHS AUSTRALIA EQUITY PTY LTD               551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1539 6                 GOLDMAN SACHS AUSTRALIA NOMINEES PTY LTD         523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1540 4             GOLDMAN SACHS AUSTRALIA INC.                         523120 -               New York      NY       UNITED STATES
                                                                        Securities
                                                                        Brokerage
1541 4             GOLDMAN SACHS AUSTRALIA INTERNATIONAL PTY LTD        551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1542 5             GOLDMAN SACHS NEW ZEALAND HOLDINGS LIMITED           551112 - Offices       Auckland               NEW ZEALAND
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1543 6                 GOLDMAN SACHS NEW ZEALAND MANAGEMENT             551112 - Offices       Auckland               NEW ZEALAND
                         LIMITED                                        of Other Holding                              (OTHER)
                                                                        Companies
1544 7                   DEVELOPMENT SECURITIES LIMITED                 523110 -               Auckland               NEW ZEALAND
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
1545 7                   GOLDMAN SACHS NEW ZEALAND EQUITY               523999 -               Auckland               NEW ZEALAND
                           FINANCE LIMITED                              Miscellaneous                                 (OTHER)
                                                                        Financial Investment
                                                                        Activities
1546 7                   GOLDMAN SACHS NEW ZEALAND LIMITED              523120 -               Auckland               NEW ZEALAND
                                                                        Securities                                    (OTHER)
                                                                        Brokerage
1547 8                   EQUITY NOMINEES LIMITED                        523991 - Trust,        Auckland               NEW ZEALAND
                                                                        Fiduciary, and                                (OTHER)
                                                                        Custody Activities
1548 7                   GOLDMAN SACHS NEW ZEALAND MEZZANINE            523920 - Portfolio     Auckland               NEW ZEALAND
                           LIMITED                                      Management                                    (OTHER)
1549 8                   GOLDMAN SACHS COLLATERAL MEZZANINE             525990 - Other         Auckland               NEW ZEALAND
                           (NZ) FUND 05                                 Financial Vehicles                            (OTHER)


1550 7                   GOLDMAN SACHS NEW ZEALAND PRIVATE              523920 - Portfolio     Auckland               NEW ZEALAND
                           EQUITY LIMITED                               Management                                    (OTHER)
1551 8                   GOLDMAN SACHS NEW ZEALAND                      525990 - Other         Auckland               NEW ZEALAND
                           TRANS-TASMAN PRIVATE EQUITY FUND 07 LIMITED  Financial Vehicles                            (OTHER)
1552 7                   GOLDMAN SACHS NEW ZEALAND SECURITIES           523120 -               Auckland               NEW ZEALAND
                           LIMITED                                      Securities                                    (OTHER)
                                                                        Brokerage
1553 8                   WARSAND NOMINEES LIMITED                       523991 - Trust,        Auckland               NEW ZEALAND
                                                                        Fiduciary, and                                (OTHER)
                                                                        Custody Activities
1554 7                   PORTFOLIO CUSTODIAN LIMITED                    523991 - Trust,        Auckland               NEW ZEALAND
                                                                        Fiduciary, and                                (OTHER)
                                                                        Custody Activities
1555 6                 VALCRON INVESTMENTS LIMITED                      551112 - Offices       Auckland               NEW ZEALAND
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
1556 7                   GOLDMAN SACHS NEW ZEALAND MANAGEMENT           551112 - Offices       Auckland               NEW ZEALAND
                           LIMITED                                      of Other Holding                              (OTHER)
                                                                        Companies
1557 5             KIWIWARRH (NZ) LIMITED                               525990 - Other         Auckland               NEW ZEALAND
                                                                        Financial Vehicles                            (OTHER)
1558 5             Rothmill Investment Company Limited                  523999 -               George Town            CAYMAN ISLANDS
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
1559 4             GOLDMAN SACHS AUSTRALIA PIA (MANAGEMENT) PTY LTD     523920 - Portfolio     Melbourne              AUSTRALIA
                                                                        Management
1560 4             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (CARRIED      523991 - Trust,        Melbourne              AUSTRALIA
                     INTEREST) PTY LTD                                  Fiduciary, and
                                                                        Custody Activities
1561 4             GOLDMAN SACHS AUSTRALIA PTY LTD                      523120 -               Melbourne              AUSTRALIA
                                                                        Securities
                                                                        Brokerage
1562 5             AMBYNE NOMINEES PTY LTD                              523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1563 6                 201 INVESTMENT COMPANY PTY LTD                   551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1564 7                   201-2 INVESTMENT PARTNERSHIP                   551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1565 6                 202 INVESTMENT COMPANY PTY LTD                   551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1566 7                   201-2 INVESTMENT PARTNERSHIP                   551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1567 5             Darling Nominees Pty Ltd                             523991 - Trust,        Sydney                 AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1568 5             FREMANTLE NOMINEES PTY LTD                           523991 - Trust,        Perth                  AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1569 5             GOLDMAN SACHS AUSTRALIA FUTURES PTY LTD              523210 -               Melbourne              AUSTRALIA
                                                                        Securities and
                                                                        Commodity Exchanges
1570 5             GOLDMAN SACHS AUSTRALIA NOMINEE HOLDINGS PTY LTD     523999 -               Melbourne              AUSTRALIA
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
1571 5             Harbour Nominees Pty Ltd                             523991 - Trust,        Sydney                 AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1572 5             Hedonwick Nominees Pty Ltd                           523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1573 5             JBW Melbourne Nominees Pty Ltd                       523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1574 5             JBW SYDNEY NOMINEES PTY. LIMITED                     523991 - Trust,        Sydney                 AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1575 5             Medonola Nominees Pty Ltd                            523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1576 5             Melton Nominees Pty Ltd                              523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1577 5             Moreton Nominees Pty Ltd                             523991 - Trust,        Brisbane               AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1578 5             PERRODON NOMINEES PTY LTD                            523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1579 5             TORRENS NOMINEES PTY LTD                             523991 - Trust,        Adelaide               AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1580 5             WEREFUND PROPRIETARY LIMITED                         523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1581 6                 GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD         551114 -               Melbourne              AUSTRALIA
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1582 5             WERESYD PTY LTD                                      523991 - Trust,        Sydney                 AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1583 5             WINSTONOLA NOMINEES PTY LTD                          551114 -               Melbourne              AUSTRALIA
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1584 4             GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD             551114 -               Melbourne              AUSTRALIA
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
1585 4             Grancill Pty Ltd                                     551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1586 4             High Income Investments Pty Ltd                      551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1587 4             IRREWARRA INVESTMENTS PTY LTD                        523110 -               Melbourne              AUSTRALIA
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1588 4             Leveraged Income Pty Ltd                             551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1589 4             REGISTERED TRADERS PTY LTD                           551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1590 4             TAROMO PTY LTD                                       551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1591 5             AUSTRALIAN MEDIA INVESTMENTS PTY LTD                 551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies

1508 6                 Paternoster Services Limited                     100        N/A


1509 7                   EMAP PENSION TRUSTEES LIMITED                  100        N/A


1510 5             ROTHESAY LIFE LIMITED                                100        N/A


1511 3           SPA UNIT TRUST 2009-I                                  N/A        N/A         The direct holder is a
                                                                                               Trustee.
1512 3           SPA UNIT TRUST 2009-II                                 N/A        N/A         The direct holder is a
                                                                                               Trustee.
1513 2       GOLDMAN SACHS GLOBAL SERVICES I LIMITED                    100        N/A



1514 2       GOLDMAN SACHS GROUP HOLDINGS (U.K.)                        100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
1515 2       GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE C.V.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.



1516 2       GOLDMAN SACHS HEADQUARTERS LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1517 2       GOLDMAN SACHS HEDGE FUND STRATEGIES LLC                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1518 2       GOLDMAN SACHS HEDGE QUALIFICADO FUNDO DE INVESTIMENTO EM   100        N/A
               COTAS DE FUNDO DE INVESTIMENTO MULTIMERCADO
1519 3           GOLDMAN SACHS MASTER HEDGE FUNDO DE INVESTIMENTO       100        N/A
                   MULTIMERCADO
1520 2       GOLDMAN SACHS HOLDINGS ANZ PTY LIMITED                     100        N/A


1521 3           GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD         100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
1522 4             501 INVESTMENT COMPANY PTY LTD                       100        N/A


1523 5             501-2 INVESTMENT PARTNERSHIP                         N/A        N/A         The direct holder is a
                                                                                               General Partner.

1524 4             502 INVESTMENT COMPANY PTY LTD                       100        N/A


1525 5             501-2 INVESTMENT PARTNERSHIP                         N/A        N/A         The direct holder is a
                                                                                               General Partner.

1526 4             AXM Pty Ltd                                          100        N/A


1527 4             CATUMNAL HOLDINGS PTY LTD                            100        N/A


1528 4             CATUMNAL NOMINEES PTY LTD                            100        N/A


1529 4             COLLINS STREET ENTERPRISES PTY LTD                   100        N/A


1530 5             CATUMNAL HOLDINGS PTY LTD                            100        N/A


1531 5             GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD             100        N/A         This holding represents
                                                                                               ownership in Class B shares.



1532 6                 GOLDMAN SACHS AUSTRALIA (UK) LIMITED             100        N/A

1533 4             Chartres Trading Pty Ltd                             100        N/A


1534 4             GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2          67         N/A

1535 4             GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2 -        3          N/A
                     ACCESS FUND
1536 5             GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2          67         N/A

1537 4             GOLDMAN SACHS AUSTRALIA HOLDINGS PTY LTD             100        N/A


1538 5             GOLDMAN SACHS AUSTRALIA EQUITY PTY LTD               100        N/A


1539 6                 GOLDMAN SACHS AUSTRALIA NOMINEES PTY LTD         100        N/A


1540 4             GOLDMAN SACHS AUSTRALIA INC.                         100        N/A


1541 4             GOLDMAN SACHS AUSTRALIA INTERNATIONAL PTY LTD        100        N/A


1542 5             GOLDMAN SACHS NEW ZEALAND HOLDINGS LIMITED           100        N/A


1543 6                 GOLDMAN SACHS NEW ZEALAND MANAGEMENT             100        N/A         This holding represents
                         LIMITED                                                               ownership in Class A shares.

1544 7                   DEVELOPMENT SECURITIES LIMITED                 100        N/A



1545 7                   GOLDMAN SACHS NEW ZEALAND EQUITY               100        N/A
                           FINANCE LIMITED


1546 7                   GOLDMAN SACHS NEW ZEALAND LIMITED              100        N/A


1547 8                   EQUITY NOMINEES LIMITED                        100        N/A


1548 7                   GOLDMAN SACHS NEW ZEALAND MEZZANINE            100        N/A
                           LIMITED
1549 8                   GOLDMAN SACHS COLLATERAL MEZZANINE             N/A        N/A         The direct holder has
                           (NZ) FUND 05                                                        Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1550 7                   GOLDMAN SACHS NEW ZEALAND PRIVATE              100        N/A
                           EQUITY LIMITED
1551 8                   GOLDMAN SACHS NEW ZEALAND                      100        N/A
                           TRANS-TASMAN PRIVATE EQUITY FUND 07 LIMITED
1552 7                   GOLDMAN SACHS NEW ZEALAND SECURITIES           100        N/A
                           LIMITED

1553 8                   WARSAND NOMINEES LIMITED                       100        N/A


1554 7                   PORTFOLIO CUSTODIAN LIMITED                    100        N/A


1555 6                 VALCRON INVESTMENTS LIMITED                      100        N/A


1556 7                   GOLDMAN SACHS NEW ZEALAND MANAGEMENT           100        N/A         This holding represents
                           LIMITED                                                             ownership in Class B shares.

1557 5             KIWIWARRH (NZ) LIMITED                               100        N/A

1558 5             Rothmill Investment Company Limited                  100        N/A




1559 4             GOLDMAN SACHS AUSTRALIA PIA (MANAGEMENT) PTY LTD     100        N/A

1560 4             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (CARRIED      100        N/A
                     INTEREST) PTY LTD

1561 4             GOLDMAN SACHS AUSTRALIA PTY LTD                      100        N/A


1562 5             AMBYNE NOMINEES PTY LTD                              100        N/A


1563 6                 201 INVESTMENT COMPANY PTY LTD                   100        N/A


1564 7                   201-2 INVESTMENT PARTNERSHIP                   N/A        N/A         The direct holder is a
                                                                                               General Partner.

1565 6                 202 INVESTMENT COMPANY PTY LTD                   100        N/A


1566 7                   201-2 INVESTMENT PARTNERSHIP                   N/A        N/A         The direct holder is a
                                                                                               General Partner.

1567 5             Darling Nominees Pty Ltd                             100        N/A


1568 5             FREMANTLE NOMINEES PTY LTD                           100        N/A


1569 5             GOLDMAN SACHS AUSTRALIA FUTURES PTY LTD              100        N/A


1570 5             GOLDMAN SACHS AUSTRALIA NOMINEE HOLDINGS PTY LTD     100        N/A




1571 5             Harbour Nominees Pty Ltd                             100        N/A


1572 5             Hedonwick Nominees Pty Ltd                           100        N/A


1573 5             JBW Melbourne Nominees Pty Ltd                       100        N/A


1574 5             JBW SYDNEY NOMINEES PTY. LIMITED                     100        N/A


1575 5             Medonola Nominees Pty Ltd                            100        N/A


1576 5             Melton Nominees Pty Ltd                              100        N/A


1577 5             Moreton Nominees Pty Ltd                             100        N/A


1578 5             PERRODON NOMINEES PTY LTD                            100        N/A


1579 5             TORRENS NOMINEES PTY LTD                             100        N/A


1580 5             WEREFUND PROPRIETARY LIMITED                         100        N/A


1581 6                 GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD         100        N/A         This holding represents
                                                                                               ownership in Class C shares.



1582 5             WERESYD PTY LTD                                      100        N/A


1583 5             WINSTONOLA NOMINEES PTY LTD                          100        N/A




1584 4             GOLDMAN SACHS AUSTRALIA SERVICES PTY LTD             100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.


1585 4             Grancill Pty Ltd                                     100        N/A


1586 4             High Income Investments Pty Ltd                      100        N/A


1587 4             IRREWARRA INVESTMENTS PTY LTD                        50         N/A



1588 4             Leveraged Income Pty Ltd                             100        N/A


1589 4             REGISTERED TRADERS PTY LTD                           100        N/A


1590 4             TAROMO PTY LTD                                       100        N/A


1591 5             AUSTRALIAN MEDIA INVESTMENTS PTY LTD                 100        N/A

1592 5             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (A            523991 - Trust,        Melbourne              AUSTRALIA
                     UNITS) PTY LTD                                     Fiduciary, and
                                                                        Custody Activities
1593 5             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (B            523991 - Trust,        Melbourne              AUSTRALIA
                     UNITS) PTY LTD                                     Fiduciary, and
                                                                        Custody Activities
1594 5             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY               523991 - Trust,        Melbourne              AUSTRALIA
                     (GENERAL PARTNER) PTY LTD                          Fiduciary, and
                                                                        Custody Activities
1595 5             TATARA PTY LTD                                       522190 - Other         Melbourne              AUSTRALIA
                                                                        Depository Credit
                                                                        Intermediation
1596 4             WERENOM PROPRIETARY LIMITED                          551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1597 5             GOLDMAN SACHS AUSTRALIA CAPITAL MARKETS LIMITED      523110 -               Melbourne              AUSTRALIA
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1598 6                 COLLINS STREET FINANCIAL SERVICES PTY LTD        522190 - Other         Melbourne              AUSTRALIA
                                                                        Depository Credit
                                                                        Intermediation
1599 6                 EQUITY FINANCE NOMINEES PTY LTD                  523991 - Trust,        Canberra               AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1600 6                 GOLDMAN SACHS ASSET MANAGEMENT AUSTRALIA         523920 - Portfolio     Melbourne              AUSTRALIA
                         PTY LTD                                        Management
1601 7                   GOLDMAN SACHS AUSTRALIA ENHANCED               525910 - Open-End      Dublin                 IRELAND
                           INCOME FUND II                               Investment Funds


1602 6                 GOLDMAN SACHS AUSTRALIA MANAGED FUNDS            523920 - Portfolio     Melbourne              AUSTRALIA
                         LIMITED                                        Management
1603 7                   ASIAN EQUITIES KEYSTONE FUND                   525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1604 7                   BRIC EQUITIES KEYSTONE FUND                    525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1605 7                   BRIC II KEYSTONE FUND                          525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1606 7                   COMMODITY HINDSIGHT KEYSTONE FUND              525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1607 7                   EUROPEAN EQUITIES KEYSTONE FUND                525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1608 7                   FOOD, FEED, FUEL II KEYSTONE FUND              525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1609 7                   FOOD, FEED, FUEL KEYSTONE FUND                 525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1610 7                   GLOBAL ALPHA FUND                              525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1611 7                   GLOBAL ALPHA FUND IDPS                         525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1612 7                   GLOBAL EQUITY HINDSIGHT KEYSTONE FUND          525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1613 7                   GOLDMAN SACHS A$ CASH RESERVES FUND            525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1614 7                   GOLDMAN SACHS AUSTRALIA QUANTITATIVE           525910 - Open-End      Melbourne              AUSTRALIA
                           EQUITY FUND                                  Investment Funds
1615 7                   GOLDMAN SACHS AUSTRALIAN EQUITIES FUND         525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1616 7                   GOLDMAN SACHS AUSTRALIAN EQUITIES              525910 - Open-End      Melbourne              AUSTRALIA
                           POOLED FUND                                  Investment Funds
1617 7                   GOLDMAN SACHS AUSTRALIAN EQUITIES              525910 - Open-End      Melbourne              AUSTRALIA
                           WHOLESALE FUND                               Investment Funds
1618 7                   GOLDMAN SACHS AUSTRALIAN                       525910 - Open-End      Melbourne              AUSTRALIA
                           INFRASTRUCTURE WHOLESALE FUND                Investment Funds
1619 7                   GOLDMAN SACHS CASH TRUST                       525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1620 7                   GOLDMAN SACHS COLLATERAL MEZZANINE             525990 - Other         Melbourne              AUSTRALIA
                           FUND 05                                      Financial Vehicles
1621 7                   GOLDMAN SACHS CORE PLUS AUSTRALIAN             525910 - Open-End      Melbourne              AUSTRALIA
                           FIXED INCOME FUND                            Investment Funds
1622 7                   GOLDMAN SACHS DIVERSIFIED GROWTH FUND          525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1623 7                   GOLDMAN SACHS DIVERSIFIED GROWTH               525910 - Open-End      Melbourne              AUSTRALIA
                           POOLED FUND                                  Investment Funds
1624 7                   GOLDMAN SACHS DIVERSIFIED GROWTH               525910 - Open-End      Melbourne              AUSTRALIA
                           WHOLESALE FUND                               Investment Funds
1625 7                   GOLDMAN SACHS EMERGING LEADERS FUND            525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1626 7                   GOLDMAN SACHS EMERGING LEADERS POOLED          525910 - Open-End      Melbourne              AUSTRALIA
                           FUND                                         Investment Funds
1627 7                   GOLDMAN SACHS EMERGING LEADERS                 525910 - Open-End      Melbourne              AUSTRALIA
                           WHOLESALE FUND                               Investment Funds
1628 7                   GOLDMAN SACHS ENHANCED INCOME FUND             525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1629 7                   GOLDMAN SACHS ENHANCED INCOME POOLED           525910 - Open-End      Melbourne              AUSTRALIA
                           FUND                                         Investment Funds
1630 7                   GOLDMAN SACHS ENHANCED INCOME                  525910 - Open-End      Melbourne              AUSTRALIA
                           WHOLESALE FUND                               Investment Funds
1631 7                   GOLDMAN SACHS GLOBAL FLEX FUND                 525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1632 7                   GOLDMAN SACHS GLOBAL FLEX POOLED FUND          525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1633 7                   GOLDMAN SACHS GLOBAL HIGH YIELD POOLED         525910 - Open-End      Melbourne              AUSTRALIA
                           FUND                                         Investment Funds
1634 7                   GOLDMAN SACHS GLOBAL SMALL COMPANIES           525910 - Open-End      Melbourne              AUSTRALIA
                           FUND                                         Investment Funds
1635 7                   GOLDMAN SACHS GLOBAL SMALL COMPANIES           525910 - Open-End      Melbourne              AUSTRALIA
                           POOLED FUND                                  Investment Funds
1636 7                   GOLDMAN SACHS GLOBAL SMALL COMPANIES           525910 - Open-End      Melbourne              AUSTRALIA
                           WHOLESALE FUND                               Investment Funds
1637 7                   GOLDMAN SACHS HEDGED GLOBAL FLEX FUND          525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1638 7                   GOLDMAN SACHS INCOME PLUS POOLED FUND          525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1639 7                   GOLDMAN SACHS INCOME PLUS WHOLESALE            525910 - Open-End      Melbourne              AUSTRALIA
                           FUND                                         Investment Funds
1640 7                   GOLDMAN SACHS INTERNATIONAL FUND               525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1641 7                   GOLDMAN SACHS INTERNATIONAL POOLED FUND        525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1642 7                   GOLDMAN SACHS INTERNATIONAL WHOLESALE          525910 - Open-End      Melbourne              AUSTRALIA
                           FUND                                         Investment Funds
1643 7                   GOLDMAN SACHS INVESTMENT FUND                  525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1644 7                   GOLDMAN SACHS LEADERS FUND                     525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1645 7                   GOLDMAN SACHS PREMIER AUSTRALIAN               525910 - Open-End      Melbourne              AUSTRALIA
                           EQUITIES FUND                                Investment Funds
1646 7                   GOLDMAN SACHS PREMIER AUSTRALIAN               525910 - Open-End      Melbourne              AUSTRALIA
                           EQUITIES POOLED FUND                         Investment Funds
1647 7                   GOLDMAN SACHS RESOURCES FUND                   525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1648 7                   GOLDMAN SACHS RESOURCES POOLED FUND            525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1649 7                   MULTI-STRATEGY FUND                            525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1650 7                   PORTFOLIO ADVANTAGE                            525910 - Open-End      Melbourne              AUSTRALIA
                                                                        Investment Funds
1651 7                   PRIVATE EQUITY FUND 2000                       525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1652 7                   SUSTAINABILITY KEYSTONE FUND                   525990 - Other         Melbourne              AUSTRALIA
                                                                        Financial Vehicles
1653 6                 WERECAP NOMINEES PTY LTD                         523991 - Trust,        Melbourne              AUSTRALIA
                                                                        Fiduciary, and
                                                                        Custody Activities
1654 3           GS HLDGS ANZ II PTY LTD                                551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1655 4             GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD       551112 - Offices       Melbourne              AUSTRALIA
                                                                        of Other Holding
                                                                        Companies
1656 2       GOLDMAN SACHS HOUSING AND HEALTH CARE CAPITAL CORPORATION  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1657 3           GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY  525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1658 2       GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY      525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1659 2       GOLDMAN SACHS IBOVESPA ATIVO - FUNDO DE INVESTIMENTO EM    525910 - Open-End      Rio de Janeiro         BRAZIL
               COTAS DE FUNDOS DE INVESTIMENTO EM ACOES                 Investment Funds
1660 3           GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO DE         525910 - Open-End      Rio de Janeiro         BRAZIL
                   INVESTIMENTO EM ACOES                                Investment Funds
1661 2       GOLDMAN SACHS IBX ATIVO - FUNDO DE INVESTIMENTO EM COTAS   525910 - Open-End      Rio de Janeiro         BRAZIL
               DE FUNDOS DE INVESTIMENTO EM ACOES                       Investment Funds
1662 3           GOLDMAN SACHS MASTER IBX ATIVO - FUNDO DE INVESTIMENTO 525910 - Open-End      Rio de Janeiro         BRAZIL
                   EM ACOES                                             Investment Funds
1663 2       GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1664 2       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    525990 - Other         New York      NY       UNITED STATES
               ADVISORS, L.L.C.                                         Financial Vehicles
1665 3           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              525990 - Other         New York      NY       UNITED STATES
                   OPPORTUNITIES FUND, L.P.                             Financial Vehicles
1666 4             GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE            525910 - Open-End      George Town            CAYMAN ISLANDS
                     OPPORTUNITIES HOLDINGS, L.P.                       Investment Funds
1667 5             PRIVATE OPPORTUNITIES (MAURITIUS) I LIMITED          551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1668 5             PRIVATE OPPORTUNITIES (MAURITIUS) II LIMITED         551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
1669 5             SANDS (CAYMAN) LTD.                                  551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1670 2       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    525990 - Other         George Town            CAYMAN ISLANDS
               HOLDINGS ADVISORS, INC.                                  Financial Vehicles
1671 3           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              525910 - Open-End      George Town            CAYMAN ISLANDS
                   OPPORTUNITIES HOLDINGS, L.P.                         Investment Funds
1672 2       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    525990 - Other         George Town            CAYMAN ISLANDS
               OFFSHORE ADVISORS, INC.                                  Financial Vehicles
1673 3           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              525990 - Other         George Town            CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.           Financial Vehicles
1674 4             GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE            525990 - Other         Wilmington    DE       UNITED STATES
                     OPPORTUNITIES HOLDINGS I CORP.                     Financial Vehicles
1675 4             GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE            525910 - Open-End      George Town            CAYMAN ISLANDS
                     OPPORTUNITIES HOLDINGS, L.P.                       Investment Funds

1592 5             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (A            100        N/A
                     UNITS) PTY LTD

1593 5             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY (B            100        N/A
                     UNITS) PTY LTD

1594 5             GOLDMAN SACHS AUSTRALIA PRIVATE EQUITY               100        N/A
                     (GENERAL PARTNER) PTY LTD

1595 5             TATARA PTY LTD                                       100        N/A


1596 4             WERENOM PROPRIETARY LIMITED                          100        N/A


1597 5             GOLDMAN SACHS AUSTRALIA CAPITAL MARKETS LIMITED      100        N/A



1598 6                 COLLINS STREET FINANCIAL SERVICES PTY LTD        100        N/A


1599 6                 EQUITY FINANCE NOMINEES PTY LTD                  100        N/A


1600 6                 GOLDMAN SACHS ASSET MANAGEMENT AUSTRALIA         100        N/A
                         PTY LTD
1601 7                   GOLDMAN SACHS AUSTRALIA ENHANCED               N/A        N/A         The direct holder has
                           INCOME FUND II                                                      Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1602 6                 GOLDMAN SACHS AUSTRALIA MANAGED FUNDS            100        N/A
                         LIMITED
1603 7                   ASIAN EQUITIES KEYSTONE FUND                   N/A        N/A         The direct holder is a
                                                                                               Trustee.
1604 7                   BRIC EQUITIES KEYSTONE FUND                    N/A        N/A         The direct holder is a
                                                                                               Trustee.
1605 7                   BRIC II KEYSTONE FUND                          N/A        N/A         The direct holder is a
                                                                                               Trustee.
1606 7                   COMMODITY HINDSIGHT KEYSTONE FUND              N/A        N/A         The direct holder is a
                                                                                               Trustee.
1607 7                   EUROPEAN EQUITIES KEYSTONE FUND                N/A        N/A         The direct holder is a
                                                                                               Trustee.
1608 7                   FOOD, FEED, FUEL II KEYSTONE FUND              N/A        N/A         The direct holder is a
                                                                                               Trustee.
1609 7                   FOOD, FEED, FUEL KEYSTONE FUND                 N/A        N/A         The direct holder is a
                                                                                               Trustee.
1610 7                   GLOBAL ALPHA FUND                              N/A        N/A         The direct holder is a
                                                                                               Trustee.
1611 7                   GLOBAL ALPHA FUND IDPS                         N/A        N/A         The direct holder is a
                                                                                               Trustee.
1612 7                   GLOBAL EQUITY HINDSIGHT KEYSTONE FUND          N/A        N/A         The direct holder is a
                                                                                               Trustee.
1613 7                   GOLDMAN SACHS A$ CASH RESERVES FUND            N/A        N/A         The direct holder is a
                                                                                               Trustee.
1614 7                   GOLDMAN SACHS AUSTRALIA QUANTITATIVE           N/A        N/A         The direct holder is a
                           EQUITY FUND                                                         Trustee.
1615 7                   GOLDMAN SACHS AUSTRALIAN EQUITIES FUND         N/A        N/A         The direct holder is a
                                                                                               Trustee.
1616 7                   GOLDMAN SACHS AUSTRALIAN EQUITIES              N/A        N/A         The direct holder is a
                           POOLED FUND                                                         Trustee.
1617 7                   GOLDMAN SACHS AUSTRALIAN EQUITIES              N/A        N/A         The direct holder is a
                           WHOLESALE FUND                                                      Trustee.
1618 7                   GOLDMAN SACHS AUSTRALIAN                       N/A        N/A         The direct holder is a
                           INFRASTRUCTURE WHOLESALE FUND                                       Trustee.
1619 7                   GOLDMAN SACHS CASH TRUST                       N/A        N/A         The direct holder is a
                                                                                               Trustee.
1620 7                   GOLDMAN SACHS COLLATERAL MEZZANINE             N/A        N/A         The direct holder is a
                           FUND 05                                                             Trustee.
1621 7                   GOLDMAN SACHS CORE PLUS AUSTRALIAN             N/A        N/A         The direct holder is a
                           FIXED INCOME FUND                                                   Trustee.
1622 7                   GOLDMAN SACHS DIVERSIFIED GROWTH FUND          N/A        N/A         The direct holder is a
                                                                                               Trustee.
1623 7                   GOLDMAN SACHS DIVERSIFIED GROWTH               N/A        N/A         The direct holder is a
                           POOLED FUND                                                         Trustee.
1624 7                   GOLDMAN SACHS DIVERSIFIED GROWTH               N/A        N/A         The direct holder is a
                           WHOLESALE FUND                                                      Trustee.
1625 7                   GOLDMAN SACHS EMERGING LEADERS FUND            N/A        N/A         The direct holder is a
                                                                                               Trustee.
1626 7                   GOLDMAN SACHS EMERGING LEADERS POOLED          N/A        N/A         The direct holder is a
                           FUND                                                                Trustee.
1627 7                   GOLDMAN SACHS EMERGING LEADERS                 N/A        N/A         The direct holder is a
                           WHOLESALE FUND                                                      Trustee.
1628 7                   GOLDMAN SACHS ENHANCED INCOME FUND             N/A        N/A         The direct holder is a
                                                                                               Trustee.
1629 7                   GOLDMAN SACHS ENHANCED INCOME POOLED           N/A        N/A         The direct holder is a
                           FUND                                                                Trustee.
1630 7                   GOLDMAN SACHS ENHANCED INCOME                  N/A        N/A         The direct holder is a
                           WHOLESALE FUND                                                      Trustee.
1631 7                   GOLDMAN SACHS GLOBAL FLEX FUND                 N/A        N/A         The direct holder is a
                                                                                               Trustee.
1632 7                   GOLDMAN SACHS GLOBAL FLEX POOLED FUND          N/A        N/A         The direct holder is a
                                                                                               Trustee.
1633 7                   GOLDMAN SACHS GLOBAL HIGH YIELD POOLED         N/A        N/A         The direct holder is a
                           FUND                                                                Trustee.
1634 7                   GOLDMAN SACHS GLOBAL SMALL COMPANIES           N/A        N/A         The direct holder is a
                           FUND                                                                Trustee.
1635 7                   GOLDMAN SACHS GLOBAL SMALL COMPANIES           N/A        N/A         The direct holder is a
                           POOLED FUND                                                         Trustee.
1636 7                   GOLDMAN SACHS GLOBAL SMALL COMPANIES           N/A        N/A         The direct holder is a
                           WHOLESALE FUND                                                      Trustee.
1637 7                   GOLDMAN SACHS HEDGED GLOBAL FLEX FUND          N/A        N/A         The direct holder is a
                                                                                               Trustee.
1638 7                   GOLDMAN SACHS INCOME PLUS POOLED FUND          N/A        N/A         The direct holder is a
                                                                                               Trustee.
1639 7                   GOLDMAN SACHS INCOME PLUS WHOLESALE            N/A        N/A         The direct holder is a
                           FUND                                                                Trustee.
1640 7                   GOLDMAN SACHS INTERNATIONAL FUND               N/A        N/A         The direct holder is a
                                                                                               Trustee.
1641 7                   GOLDMAN SACHS INTERNATIONAL POOLED FUND        N/A        N/A         The direct holder is a
                                                                                               Trustee.
1642 7                   GOLDMAN SACHS INTERNATIONAL WHOLESALE          N/A        N/A         The direct holder is a
                           FUND                                                                Trustee.
1643 7                   GOLDMAN SACHS INVESTMENT FUND                  N/A        N/A         The direct holder is a
                                                                                               Trustee.
1644 7                   GOLDMAN SACHS LEADERS FUND                     N/A        N/A         The direct holder is a
                                                                                               Trustee.
1645 7                   GOLDMAN SACHS PREMIER AUSTRALIAN               N/A        N/A         The direct holder is a
                           EQUITIES FUND                                                       Trustee.
1646 7                   GOLDMAN SACHS PREMIER AUSTRALIAN               N/A        N/A         The direct holder is a
                           EQUITIES POOLED FUND                                                Trustee.
1647 7                   GOLDMAN SACHS RESOURCES FUND                   N/A        N/A         The direct holder is a
                                                                                               Trustee.
1648 7                   GOLDMAN SACHS RESOURCES POOLED FUND            N/A        N/A         The direct holder is a
                                                                                               Trustee.
1649 7                   MULTI-STRATEGY FUND                            N/A        N/A         The direct holder is a
                                                                                               Trustee.
1650 7                   PORTFOLIO ADVANTAGE                            N/A        N/A         The direct holder is a
                                                                                               Trustee.
1651 7                   PRIVATE EQUITY FUND 2000                       N/A        N/A         The direct holder is a
                                                                                               Trustee.
1652 7                   SUSTAINABILITY KEYSTONE FUND                   N/A        N/A         The direct holder is a
                                                                                               Trustee.
1653 6                 WERECAP NOMINEES PTY LTD                         100        N/A


1654 3           GS HLDGS ANZ II PTY LTD                                100        N/A


1655 4             GOLDMAN SACHS AUSTRALIA GROUP HOLDINGS PTY LTD       100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
1656 2       GOLDMAN SACHS HOUSING AND HEALTH CARE CAPITAL CORPORATION  100        N/A


1657 3           GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY  N/A        N/A         The direct holder is a
                                                                                               General Partner.
1658 2       GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING COMPANY      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1659 2       GOLDMAN SACHS IBOVESPA ATIVO - FUNDO DE INVESTIMENTO EM    100        N/A
               COTAS DE FUNDOS DE INVESTIMENTO EM ACOES
1660 3           GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO DE         100        N/A
                   INVESTIMENTO EM ACOES
1661 2       GOLDMAN SACHS IBX ATIVO - FUNDO DE INVESTIMENTO EM COTAS   100        N/A
               DE FUNDOS DE INVESTIMENTO EM ACOES
1662 3           GOLDMAN SACHS MASTER IBX ATIVO - FUNDO DE INVESTIMENTO 100        N/A
                   EM ACOES
1663 2       GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO                  38         N/A

1664 2       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    N/A        N/A         The direct holder is a
               ADVISORS, L.L.C.                                                                Managing Member.
1665 3           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              N/A        N/A         The direct holder is a
                   OPPORTUNITIES FUND, L.P.                                                    General Partner.
1666 4             GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE            N/A        N/A         The direct holder is a
                     OPPORTUNITIES HOLDINGS, L.P.                                              Limited Partner.
1667 5             PRIVATE OPPORTUNITIES (MAURITIUS) I LIMITED          100        N/A


1668 5             PRIVATE OPPORTUNITIES (MAURITIUS) II LIMITED         100        N/A


1669 5             SANDS (CAYMAN) LTD.                                  100        N/A


1670 2       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    100        N/A
               HOLDINGS ADVISORS, INC.
1671 3           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              N/A        N/A         The direct holder is a
                   OPPORTUNITIES HOLDINGS, L.P.                                                General Partner.
1672 2       GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE OPPORTUNITIES    100        N/A
               OFFSHORE ADVISORS, INC.
1673 3           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              N/A        N/A         The direct holder is a
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                                  General Partner.
1674 4             GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE            100        N/A
                     OPPORTUNITIES HOLDINGS I CORP.
1675 4             GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE            N/A        N/A         The direct holder is a
                     OPPORTUNITIES HOLDINGS, L.P.                                              Limited Partner.

1676 3         GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE                525990 - Other         George Town            CAYMAN ISLANDS
                 OPPORTUNITIES FUND OFFSHORE, L.P.                      Financial Vehicles
1677 4           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              525990 - Other         George Town            CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.           Financial Vehicles
1678 2       GOLDMAN SACHS INVESTMENTS LTD.                             525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
1679 2       GOLDMAN SACHS IRELAND GROUP HOLDINGS LLC                   525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
1680 3         GOLDMAN SACHS IRELAND LLC                                551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1681 2       GOLDMAN SACHS ISRAEL LLC                                   523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities Dealing
1682 2       GOLDMAN SACHS IUT MANAGEMENT LIMITED                       523920 - Portfolio     Dublin                 IRELAND
                                                                        Management
1683 3         LS UNIT TRUST 2009-I                                     525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


1684 3         SPA UNIT TRUST 2009-I                                    525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


1685 3         SPA UNIT TRUST 2009-II                                   525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds


1686 2       GOLDMAN SACHS KMI INVESTORS, L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1687 3         Kinder Morgan Holdco LLC                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1688 2       GOLDMAN SACHS KOREA EQUITY FEEDER INVESTMENT TRUST NO.1    525910 - Open-End      Chong Ro-Gu            KOREA, SOUTH
                                                                        Investment Funds
1689 2       GOLDMAN SACHS LONDON PROPERTY LIMITED                      531120 - Lessors       London                 UNITED KINGDOM
                                                                        of nonresidential                             (OTHER)
                                                                        buildings (except
                                                                        mini warehouses)
1690 2       GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                 525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1691 2       GOLDMAN SACHS MANAGEMENT, INC.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1692 3         COF SPV 11/11, LTD.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1693 3         COIF SPV 3/11, LTD.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1694 3         GOLDMAN SACHS 2006 EXCHANGE FUND ADVISORS, L.L.C.        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1695 4           GOLDMAN SACHS 2006 EXCHANGE PLACE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1696 5             GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.       525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
1697 5             GSEP 2006 REALTY CORP.                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1698 3         GOLDMAN SACHS ABSOLUTE RETURN FUND OFFSHORE, LTD.        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1699 3         GOLDMAN SACHS ALPHA LIMITED PARTNERS STRATEGIES, LTD.    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1700 3         GOLDMAN SACHS ALPHA-BETA CONTINUUM FUND SPV, LTD.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1701 3         GOLDMAN SACHS BH FUND OFFSHORE, SPC                      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1702 3         GOLDMAN SACHS COMMODITIES FUND OFFSHORE, LTD.            525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1703 4           GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND     525910 - Open-End      George Town            CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                                  Investment Funds
1704 3         GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND OFFSHORE,     525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1705 3         GOLDMAN SACHS DIRECT STRATEGIES - QUANTITATIVE AND       525990 - Other         George Town            CAYMAN ISLANDS
                 ACTIVE FUND OFFSHORE (L HOLDINGS), LTD.                Financial Vehicles
1706 3         GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE (L    525990 - Other         George Town            CAYMAN ISLANDS
                 HOLDINGS), LTD.                                        Financial Vehicles
1707 3         GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE, LTD  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1708 3         GOLDMAN SACHS DIRECT STRATEGIES OFFSHORE EMPLOYEE        525910 - Open-End      George Town            CAYMAN ISLANDS
                 FUND, LTD.                                             Investment Funds
1709 3         GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND        525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE (L HOLDINGS), LTD.                            Financial Vehicles
1710 3         GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND        525910 - Open-End      George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Investment Funds
1711 3         GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1712 3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND        525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE SPV, LTD.                                     Financial Vehicles
1713 3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND        525910 - Open-End      George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Investment Funds
1714 3         GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND         525910 - Open-End      George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Investment Funds
1715 4           GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING         525910 - Open-End      George Town            CAYMAN ISLANDS
                   MARKETS MASTER FUND, L.P.                            Investment Funds
1716 3         GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND OFFSHORE,   525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1717 4           GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1718 3         GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT INSTITUTIONAL,    525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1719 3         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES              525910 - Open-End      George Town            CAYMAN ISLANDS
                 INSTITUTIONAL, LTD.                                    Investment Funds
1720 3         GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND OFFSHORE, LTD.   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1721 3         GOLDMAN SACHS GLOBAL RELATIVE VALUE INSTITUTIONAL, LTD.  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1722 3         GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL,     525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1723 3         GOLDMAN SACHS GLOBAL TRADING ADVISORS, LTD.              525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1724 4           TE JENKINS INVESTORS, LTD.                             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1725 3         GOLDMAN SACHS GLOBAL VOLATILITY FUND OFFSHORE, LTD.      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1726 4           GOLDMAN SACHS GLOBAL VOLATILITY MASTER FUND, L.P.      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1727 3         GOLDMAN SACHS HEDGE FUND DYNAMIC STRATEGIES, LTD.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1728 3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES FUND, LTD.        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1729 3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES INSTITUTIONAL,    525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1730 3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LTD.             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1731 3         GOLDMAN SACHS HEDGE FUND PARTNERS INSTITUTIONAL, LTD.    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1732 3         GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LTD.             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1733 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV        525910 - Open-End      Dublin                 IRELAND
                   LIMITED                                              Investment Funds
1734 3         GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.               525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1735 3         GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, LTD.       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1736 4           GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1737 5             GSIP ERISA FUND (IRELAND)                            525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
1738 6               GSIP ERISA MASTER COMPANY (IRELAND) LIMITED        525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
1739 3         GOLDMAN SACHS INVESTMENT PARTNERS JAPAN MANAGER          525910 - Open-End      Camana Bay             CAYMAN ISLANDS
                 OFFSHORE EMPLOYEE FUND, LTD.                           Investment Funds
1740 3         GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE EMPLOYEE      525910 - Open-End      Camana Bay             CAYMAN ISLANDS
                 FUND, LTD.                                             Investment Funds
1741 4           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE             525910 - Open-End      George Town            CAYMAN ISLANDS
                   AGGREGATING FUND, L.P.                               Investment Funds
1742 3         GOLDMAN SACHS MANAGEMENT PARTNERS, L.P.                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1743 4           GOLDMAN SACHS 1998 EXCHANGE PLACE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1744 4           GOLDMAN SACHS 1999 EXCHANGE PLACE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1745 4           GOLDMAN SACHS 2000 EXCHANGE PLACE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1746 5             GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.       525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
1747 4           GOLDMAN SACHS 2001 EXCHANGE PLACE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1748 5             GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.       525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
1749 4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
1750 4           GOLDMAN SACHS GLOBAL ALPHA FUND, L.P.                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1751 4           MANAGING DIRECTOR INVESTMENT FUND I, L.P.              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1752 3         GOLDMAN SACHS MARKET INDEPENDENT FUND (2007) LTD.        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1753 3         GOLDMAN SACHS MARKET INDEPENDENT FUND, LTD.              525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1754 3         GOLDMAN SACHS MULTI-STRATEGY OPPORTUNISTIC FUND, LTD.    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1755 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO COIS, LTD.        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1756 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II, LTD.          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1757 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A              525910 - Open-End      George Town            CAYMAN ISLANDS
                 (BROADSCOPE), LTD.                                     Investment Funds
1758 4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            525910 - Open-End      George Town            CAYMAN ISLANDS
                   (BROADSCOPE) HOLDINGS A, LTD.                        Investment Funds
1759 5             GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A          525910 - Open-End      New York      NY       UNITED STATES
                     (BROADSCOPE) HOLDINGS, LLC                         Investment Funds

1676 3         GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE                N/A        N/A         The direct holder is a
                 OPPORTUNITIES FUND OFFSHORE, L.P.                                             General Partner.
1677 4           GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE              N/A        N/A         The direct holder is a
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                                  Limited Partner.
1678 2       GOLDMAN SACHS INVESTMENTS LTD.                             100        N/A

1679 2       GOLDMAN SACHS IRELAND GROUP HOLDINGS LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1680 3         GOLDMAN SACHS IRELAND LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1681 2       GOLDMAN SACHS ISRAEL LLC                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1682 2       GOLDMAN SACHS IUT MANAGEMENT LIMITED                       100        N/A

1683 3         LS UNIT TRUST 2009-I                                     N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1684 3         SPA UNIT TRUST 2009-I                                    N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1685 3         SPA UNIT TRUST 2009-II                                   N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
1686 2       GOLDMAN SACHS KMI INVESTORS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1687 3         Kinder Morgan Holdco LLC                                 25         N/A

1688 2       GOLDMAN SACHS KOREA EQUITY FEEDER INVESTMENT TRUST NO.1    90         N/A

1689 2       GOLDMAN SACHS LONDON PROPERTY LIMITED                      100        N/A



1690 2       GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED                 100        N/A

1691 2       GOLDMAN SACHS MANAGEMENT, INC.                             100        N/A

1692 3         COF SPV 11/11, LTD.                                      100        100

1693 3         COIF SPV 3/11, LTD.                                      100        N/A

1694 3         GOLDMAN SACHS 2006 EXCHANGE FUND ADVISORS, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1695 4           GOLDMAN SACHS 2006 EXCHANGE PLACE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1696 5             GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1697 5             GSEP 2006 REALTY CORP.                               100        N/A

1698 3         GOLDMAN SACHS ABSOLUTE RETURN FUND OFFSHORE, LTD.        100        N/A

1699 3         GOLDMAN SACHS ALPHA LIMITED PARTNERS STRATEGIES, LTD.    100        N/A

1700 3         GOLDMAN SACHS ALPHA-BETA CONTINUUM FUND SPV, LTD.        100        N/A

1701 3         GOLDMAN SACHS BH FUND OFFSHORE, SPC                      100        N/A

1702 3         GOLDMAN SACHS COMMODITIES FUND OFFSHORE, LTD.            100        N/A

1703 4           GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND     N/A        N/A         The direct holder is a
                   INSTITUTIONAL, LTD.                                                         Non-Managing Member.
1704 3         GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND OFFSHORE,     100        N/A
                 LTD.
1705 3         GOLDMAN SACHS DIRECT STRATEGIES - QUANTITATIVE AND       100        N/A
                 ACTIVE FUND OFFSHORE (L HOLDINGS), LTD.
1706 3         GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE (L    100        N/A
                 HOLDINGS), LTD.
1707 3         GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND OFFSHORE, LTD  100        N/A

1708 3         GOLDMAN SACHS DIRECT STRATEGIES OFFSHORE EMPLOYEE        100        N/A
                 FUND, LTD.
1709 3         GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND        100        N/A
                 OFFSHORE (L HOLDINGS), LTD.
1710 3         GOLDMAN SACHS DIRECT STRATEGIES QUANTITATIVE FUND        100        N/A
                 OFFSHORE, LTD.
1711 3         GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD     100        N/A

1712 3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND        100        N/A
                 OFFSHORE SPV, LTD.
1713 3         GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND        100        N/A
                 OFFSHORE, LTD.
1714 3         GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE FUND         100        N/A
                 OFFSHORE, LTD.
1715 4           GOLDMAN SACHS QUANTITATIVE STRATEGIES EMERGING         N/A        N/A         The direct holder is a
                   MARKETS MASTER FUND, L.P.                                                   Limited Partner.
1716 3         GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK FUND OFFSHORE,   100        N/A
                 LTD.
1717 4           GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1718 3         GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT INSTITUTIONAL,    100        N/A
                 LTD.
1719 3         GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES              100        N/A
                 INSTITUTIONAL, LTD.
1720 3         GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND OFFSHORE, LTD.   100        N/A

1721 3         GOLDMAN SACHS GLOBAL RELATIVE VALUE INSTITUTIONAL, LTD.  100        N/A

1722 3         GOLDMAN SACHS GLOBAL TACTICAL TRADING INSTITUTIONAL,     100        N/A
                 LTD.
1723 3         GOLDMAN SACHS GLOBAL TRADING ADVISORS, LTD.              100        N/A

1724 4           TE JENKINS INVESTORS, LTD.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1725 3         GOLDMAN SACHS GLOBAL VOLATILITY FUND OFFSHORE, LTD.      100        N/A

1726 4           GOLDMAN SACHS GLOBAL VOLATILITY MASTER FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1727 3         GOLDMAN SACHS HEDGE FUND DYNAMIC STRATEGIES, LTD.        100        N/A

1728 3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES FUND, LTD.        100        N/A

1729 3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES INSTITUTIONAL,    100        N/A
                 LTD.
1730 3         GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LTD.             100        N/A

1731 3         GOLDMAN SACHS HEDGE FUND PARTNERS INSTITUTIONAL, LTD.    100        N/A

1732 3         GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LTD.             100        N/A

1733 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV        59         N/A
                   LIMITED
1734 3         GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.               100        N/A

1735 3         GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, LTD.       100        N/A

1736 4           GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1737 5             GSIP ERISA FUND (IRELAND)                            100        N/A

1738 6               GSIP ERISA MASTER COMPANY (IRELAND) LIMITED        100        N/A

1739 3         GOLDMAN SACHS INVESTMENT PARTNERS JAPAN MANAGER          100        N/A
                 OFFSHORE EMPLOYEE FUND, LTD.
1740 3         GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE EMPLOYEE      100        N/A
                 FUND, LTD.
1741 4           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE             N/A        N/A         The direct holder is a
                   AGGREGATING FUND, L.P.                                                      Limited Partner.
1742 3         GOLDMAN SACHS MANAGEMENT PARTNERS, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
1743 4           GOLDMAN SACHS 1998 EXCHANGE PLACE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1744 4           GOLDMAN SACHS 1999 EXCHANGE PLACE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1745 4           GOLDMAN SACHS 2000 EXCHANGE PLACE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1746 5             GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1747 4           GOLDMAN SACHS 2001 EXCHANGE PLACE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1748 5             GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1749 4           GOLDMAN SACHS EXCHANGE PLACE MASTER FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
1750 4           GOLDMAN SACHS GLOBAL ALPHA FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
1751 4           MANAGING DIRECTOR INVESTMENT FUND I, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
1752 3         GOLDMAN SACHS MARKET INDEPENDENT FUND (2007) LTD.        100        N/A

1753 3         GOLDMAN SACHS MARKET INDEPENDENT FUND, LTD.              100        N/A

1754 3         GOLDMAN SACHS MULTI-STRATEGY OPPORTUNISTIC FUND, LTD.    100        N/A

1755 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO COIS, LTD.        100        N/A

1756 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II, LTD.          100        N/A

1757 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A              100        N/A
                 (BROADSCOPE), LTD.
1758 4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            100        N/A
                   (BROADSCOPE) HOLDINGS A, LTD.
1759 5             GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A          N/A        N/A         The direct holder is a
                     (BROADSCOPE) HOLDINGS, LLC                                                Non-Managing Member.

1760 4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            525910 - Open-End      George Town            CAYMAN ISLANDS
                   (BROADSCOPE) HOLDINGS B, LTD.                        Investment Funds
1761 5             GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A          525910 - Open-End      New York      NY       UNITED STATES
                     (BROADSCOPE) HOLDINGS, LLC                         Investment Funds
1762 4           MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)             525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS SP, LTD.                                    Financial Vehicles
1763 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IV, LTD.          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1764 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO NG, LTD.          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1765 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SAF FUND, LTD.    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1766 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO V, LTD.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1767 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VI, LTD.          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1768 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VII, LTD.         525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1769 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VIII, LTD.        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1770 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO X, LTD.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1771 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO, LTD.             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1772 3         GOLDMAN SACHS MULTI-U PORTFOLIO LTD.                     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1773 3         GOLDMAN SACHS PMD SPECIAL OPPORTUNITY OFFSHORE FUND,     525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1774 3         GOLDMAN SACHS PRINCETON FUND, LTD.                       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1775 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV        525910 - Open-End      Dublin                 IRELAND
                   LIMITED                                              Investment Funds
1776 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES ALPHA FUND        525910 - Open-End      George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Investment Funds
1777 4           GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND     525910 - Open-End      George Town            CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                                  Investment Funds
1778 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES FUND              525910 - Open-End      George Town            CAYMAN ISLANDS
                 INSTITUTIONAL, LTD.                                    Investment Funds
1779 4           GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND     525910 - Open-End      George Town            CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                                  Investment Funds
1780 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND       525910 - Open-End      George Town            CAYMAN ISLANDS
                 INSTITUTIONAL, LTD.                                    Investment Funds
1781 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND       525910 - Open-End      George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Investment Funds
1782 3         GOLDMAN SACHS SELECT FUND II, LTD.                       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1783 3         GOLDMAN SACHS SELECT FUND, LTD.                          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1784 3         GOLDMAN SACHS STRATEGIC ALTERNATIVES FUND OFFSHORE,      525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1785 3         GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND,     525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1786 3         GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LTD.              525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1787 3         GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, LTD.            525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1788 3         GOLDMAN SACHS TC FUND OFFSHORE, LTD.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1789 4           GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1790 3         GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND           525910 - Open-End      George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Investment Funds
1791 3         GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LTD.   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1792 4           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND,        525910 - Open-End      George Town            CAYMAN ISLANDS
                   LTD.                                                 Investment Funds
1793 3         GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND      525910 - Open-End      George Town            CAYMAN ISLANDS
                 2006, LTD                                              Investment Funds
1794 3         GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1795 3         GOLDMAN SACHS WEST STREET PARTNERS, LTD.                 525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1796 4           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND,        525910 - Open-End      George Town            CAYMAN ISLANDS
                   LTD.                                                 Investment Funds
1797 3         GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007,      525910 - Open-End      George Town            CAYMAN ISLANDS
                 LTD.                                                   Investment Funds
1798 3         GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2007           525910 - Open-End      George Town            CAYMAN ISLANDS
                 SEGREGATED PORTFOLIO                                   Investment Funds
1799 3         GREEN CYPRESS FUND, LTD.                                 525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1800 4           GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1801 3         GS DEWORDE PORTFOLIO SPC LLC                             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1802 3         GS DIRECT STRATEGIES FUND II OFFSHORE (L HOLDINGS), LTD. 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1803 3         Goldman Sachs Sherwood Fund, Ltd.                        525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1804 3         LIBERTY HARBOR CONVEX STRATEGIES, LTD.                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1805 3         LIBERTY HARBOR I OFFSHORE PMD FUND, LTD.                 525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1806 4           LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1807 3         LIBERTY HARBOR OFFSHORE I, LTD.                          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1808 4           LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1809 3         MARKET INDEPENDENT FUND (2007) SPV, LTD.                 525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1810 3         MULTI-STRATEGY PORTFOLIO ROCKTENN, LTD.                  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1811 3         SELECT COMMODITIES STRATEGIES, LTD.                      525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1812 4           TE JENKINS INVESTORS, LTD.                             525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1813 2       GOLDMAN SACHS NEW JERSEY L.L.C.                            541990 - All Other     Jersey City   NJ       UNITED STATES
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
1814 2       GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1815 3         GOLDMAN SACHS PEG COMBO KE FUND, L.P.                    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1816 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
1817 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1818 5             YES NETWORK HOLDING COMPANY, LLC                     525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
1819 4           GOLDMAN SACHS VINTAGE FUND V, L.P.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1820 5             GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1821 5             VINTAGE V ONSHORE CONSTABLE HOLDINGS, INC.           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1822 2       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND    525990 - Other         New York      NY       UNITED STATES
               GP, L.L.C.                                               Financial Vehicles
1823 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE       525990 - Other         George Town            CAYMAN ISLANDS
                 FUND OFFSHORE, L.P.                                    Financial Vehicles
1824 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE       525990 - Other         New York      NY       UNITED STATES
                 FUND, L.P.                                             Financial Vehicles
1825 2       GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND IV, LLC   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1826 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I, LLC      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1827 3         GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P. 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1828 3         GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1829 4           GS CAPITAL PARTNERS III OFFSHORE, L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1830 5             EACCESS HOLDINGS L.L.C.                              551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1831 3         GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.               525990 - Other         George Town           CAYMAN ISLANDS
                                                                        Financial Vehicles
1832 3         GS VINTAGE FUND OFFSHORE, L.P.                           525990 - Other         George Town           CAYMAN ISLANDS
                                                                        Financial Vehicles
1833 4           VF Holdings, L.L.C.                                    525990 - Other         New York      NY      UNITED STATES
                                                                        Financial Vehicles
1834 3         NBK/GS PRIVATE EQUITY PARTNERS, L.P.                     525990 - Other         George Town           CAYMAN ISLANDS
                                                                        Financial Vehicles
1835 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND II, LLC     525990 - Other         New York      NY      UNITED STATES
                                                                        Financial Vehicles
1836 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II           525990 - Other         George Town           CAYMAN ISLANDS
                 OFFSHORE HOLDINGS, L.P.                                Financial Vehicles
1837 3         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE          525990 - Other         George Town           CAYMAN ISLANDS
                 HOLDINGS, L.P.                                         Financial Vehicles
1838 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    525990 - Other         George Town           CAYMAN ISLANDS
                 OFFSHORE HOLDINGS, L.P.                                Financial Vehicles
1839 4           MULTI-STRATEGY HOLDINGS, L.P.                          525990 - Other         George Town           CAYMAN ISLANDS
                                                                        Financial Vehicles
1840 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA      UNITED STATES
                                                                        Financial Vehicles
1841 5             SUNGARD CAPITAL CORP.                                51821 - Data           New York      NY      UNITED STATES
                                                                        Processing, Hosting
                                                                        and Related Services
1842 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         525990 - Other         George Town           CAYMAN ISLANDS
                 OFFSHORE HOLDINGS, L.P.                                Financial Vehicles
1843 4           MULTI-STRATEGY HOLDINGS, L.P.                          525990 - Other         George Town           CAYMAN ISLANDS
                                                                        Financial Vehicles

1760 4           GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A            100        N/A
                   (BROADSCOPE) HOLDINGS B, LTD.
1761 5             GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A          N/A        N/A         The direct holder is a
                     (BROADSCOPE) HOLDINGS, LLC                                                Non-Managing Member.
1762 4           MULTI-STRATEGY PORTFOLIO II-A (BROADSCOPE)             100        N/A
                   HOLDINGS SP, LTD.
1763 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IV, LTD.          100        N/A

1764 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO NG, LTD.          100        N/A

1765 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SAF FUND, LTD.    100        N/A

1766 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO V, LTD.           100        N/A

1767 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VI, LTD.          100        N/A

1768 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VII, LTD.         100        N/A

1769 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VIII, LTD.        100        N/A

1770 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO X, LTD.           100        N/A

1771 3         GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO, LTD.             100        N/A

1772 3         GOLDMAN SACHS MULTI-U PORTFOLIO LTD.                     100        N/A

1773 3         GOLDMAN SACHS PMD SPECIAL OPPORTUNITY OFFSHORE FUND,     100        N/A
                 LTD.
1774 3         GOLDMAN SACHS PRINCETON FUND, LTD.                       100        N/A

1775 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES SPV        59         N/A
                   LIMITED
1776 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES ALPHA FUND        100        N/A
                 OFFSHORE, LTD.
1777 4           GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND     N/A        N/A         The direct holder is a
                   INSTITUTIONAL, LTD.                                                         Non-Managing Member.
1778 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES FUND              100        N/A
                 INSTITUTIONAL, LTD.
1779 4           GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND     N/A        N/A         The direct holder is a
                   INSTITUTIONAL, LTD.                                                         Non-Managing Member.
1780 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND       100        N/A
                 INSTITUTIONAL, LTD.
1781 3         GOLDMAN SACHS QUANTITATIVE COMMODITIES MASTER FUND       100        N/A
                 OFFSHORE, LTD.
1782 3         GOLDMAN SACHS SELECT FUND II, LTD.                       100        N/A

1783 3         GOLDMAN SACHS SELECT FUND, LTD.                          100        N/A

1784 3         GOLDMAN SACHS STRATEGIC ALTERNATIVES FUND OFFSHORE,      100        N/A
                 LTD.
1785 3         GOLDMAN SACHS STRATEGIC ASIA PARTNERS EMPLOYEE FUND,     100        N/A
                 LTD.
1786 3         GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LTD.              100        N/A

1787 3         GOLDMAN SACHS STRATEGIC EUROPE PARTNERS, LTD.            100        N/A

1788 3         GOLDMAN SACHS TC FUND OFFSHORE, LTD.                     100        N/A

1789 4           GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1790 3         GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN FUND           100        N/A
                 OFFSHORE, LTD.
1791 3         GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE FUND, LTD.   100        N/A

1792 4           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND,        N/A        N/A         The direct holder is a
                   LTD.                                                                        Managing Member.
1793 3         GOLDMAN SACHS WEST STREET PARTNERS II EMPLOYEE FUND      100        N/A
                 2006, LTD
1794 3         GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND, LTD.     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1795 3         GOLDMAN SACHS WEST STREET PARTNERS, LTD.                 100        N/A

1796 4           GOLDMAN SACHS WEST STREET PARTNERS MASTER FUND,        N/A        N/A         The direct holder is a
                   LTD.                                                                        Managing Member.
1797 3         GOLDMAN SACHS WEST STREET PORTFOLIOS PMD FUND 2007,      100        N/A
                 LTD.
1798 3         GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC 2007           100        N/A
                 SEGREGATED PORTFOLIO
1799 3         GREEN CYPRESS FUND, LTD.                                 100        N/A

1800 4           GOLDMAN SACHS DYNAMIC RISK MASTER FUND OFFSHORE, LTD   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1801 3         GS DEWORDE PORTFOLIO SPC LLC                             100        N/A

1802 3         GS DIRECT STRATEGIES FUND II OFFSHORE (L HOLDINGS), LTD. 100        N/A

1803 3         Goldman Sachs Sherwood Fund, Ltd.                        100        N/A

1804 3         LIBERTY HARBOR CONVEX STRATEGIES, LTD.                   100        N/A

1805 3         LIBERTY HARBOR I OFFSHORE PMD FUND, LTD.                 100        N/A

1806 4           LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1807 3         LIBERTY HARBOR OFFSHORE I, LTD.                          100        N/A

1808 4           LIBERTY HARBOR OFFSHORE I AGGREGATING FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1809 3         MARKET INDEPENDENT FUND (2007) SPV, LTD.                 100        N/A

1810 3         MULTI-STRATEGY PORTFOLIO ROCKTENN, LTD.                  100        N/A

1811 3         SELECT COMMODITIES STRATEGIES, LTD.                      100        N/A

1812 4           TE JENKINS INVESTORS, LTD.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1813 2       GOLDMAN SACHS NEW JERSEY L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.


1814 2       GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1815 3         GOLDMAN SACHS PEG COMBO KE FUND, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
1816 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  Limited Partner.
1817 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1818 5             YES NETWORK HOLDING COMPANY, LLC                     30         N/A

1819 4           GOLDMAN SACHS VINTAGE FUND V, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1820 5             GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1821 5             VINTAGE V ONSHORE CONSTABLE HOLDINGS, INC.           100        N/A


1822 2       GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE FUND    N/A        N/A         The direct holder is a
               GP, L.L.C.                                                                      Managing Member.
1823 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE       N/A        N/A         The direct holder is a
                 FUND OFFSHORE, L.P.                                                           General Partner.
1824 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED EMPLOYEE       N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
1825 2       GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND IV, LLC   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1826 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I, LLC      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1827 3         GS DISTRESSED OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P. N/A       N/A          The direct holder is a
                                                                                               Limited Partner.
1828 3         GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.            N/A       N/A          The direct holder is a
                                                                                               Limited Partner.
1829 4           GS CAPITAL PARTNERS III OFFSHORE, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1830 5             EACCESS HOLDINGS L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1831 3         GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1832 3         GS VINTAGE FUND OFFSHORE, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1833 4           VF Holdings, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1834 3         NBK/GS PRIVATE EQUITY PARTNERS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1835 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND II, LLC     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1836 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II           N/A        N/A         The direct holder is a
                 OFFSHORE HOLDINGS, L.P.                                                       Limited Partner.
1837 3         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE          N/A        N/A         The direct holder is a
                 HOLDINGS, L.P.                                                                Limited Partner.
1838 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    N/A        N/A         The direct holder is a
                 OFFSHORE HOLDINGS, L.P.                                                       Limited Partner.
1839 4           MULTI-STRATEGY HOLDINGS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1840 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

1841 5             SUNGARD CAPITAL CORP.                                10         N/A         Class L


1842 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         N/A        N/A         The direct holder is a
                 OFFSHORE HOLDINGS, L.P.                                                       Limited Partner.
1843 4           MULTI-STRATEGY HOLDINGS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1844 3         GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS,     525990 - Other         George Town            CAYMAN ISLANDS
                 L.P.                                                   Financial Vehicles
1845 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND III, LLC    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1846 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                 HOLDINGS, L.P.                                         Financial Vehicles
1847 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                525990 - Other         George Town            CAYMAN ISLANDS
                 OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.             Financial Vehicles
1848 3         GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1849 4           VF III HOLDINGS, L.P.                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1850 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND IV, LLC     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1851 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND    525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE HOLDINGS, L.P.                                Financial Vehicles
1852 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     525990 - Other         George Town            CAYMAN ISLANDS
                 FUND OFFSHORE HOLDINGS, L.P.                           Financial Vehicles
1853 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND V, LLC      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1854 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII, LLC    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1855 3         GS PE CSEC ENERGY HOLDINGS, L.P.                         525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
1856 4           GSVA HOLDINGS, L.P.                                    551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
1857 2       GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND   525990 - Other         New York      NY       UNITED STATES
               GP, L.L.C.                                               Financial Vehicles
1858 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE      525990 - Other         George Town            CAYMAN ISLANDS
                 FUND OFFSHORE, LTD.                                    Financial Vehicles
1859 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE      525990 - Other         New York      NY       UNITED STATES
                 FUND, L.P.                                             Financial Vehicles
1860 2       GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND   525990 - Other         New York      NY       UNITED STATES
               GP, L.L.C.                                               Financial Vehicles
1861 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE      525990 - Other         George Town            CAYMAN ISLANDS
                 FUND OFFSHORE, LTD.                                    Financial Vehicles
1862 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE      525990 - Other         New York      NY       UNITED STATES
                 FUND, L.P.                                             Financial Vehicles
1863 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA PMD QP        525990 - Other         New York      NY       UNITED STATES
                 FUND, L.P.                                             Financial Vehicles
1864 4           PRIVATE EQUITY PARTNERS ASIA PMD QP FUND FOREIGN       551112 - Offices       New York      NY       UNITED STATES
                   INCOME BLOCKER, L.L.C.                               of Other Holding
                                                                        Companies
1865 3         Goldman Sachs Private Equity Partners Asia PMD QP Fund   525990 - Other         George Town            CAYMAN ISLANDS
                 Offshore, Ltd.                                         Financial Vehicles
1866 2       GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND GP, 525990 - Other         New York      NY       UNITED STATES
               L.L.C.                                                   Financial Vehicles
1867 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE        525990 - Other         New York      NY       UNITED STATES
                 FUND, L.P.                                             Financial Vehicles
1868 4           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
1869 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND     525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Financial Vehicles
1870 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND,    525990 - Other         New York      NY       UNITED STATES
                 L.P.                                                   Financial Vehicles
1871 2       GOLDMAN SACHS PROPERTY MANAGEMENT                          53131 -                London                 UNITED KINGDOM
                                                                        Nonresidential                                (OTHER)
                                                                        property managers
1872 2       GOLDMAN SACHS PROPRIETARY ACCESS FUND OFFSHORE, LTD.       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
1873 3         GOLDMAN SACHS GLOBAL ALPHA FUND PLC                      525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
1874 2       GOLDMAN SACHS REAL ESTATE ADVISORS GERMANY GMBH            525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
1875 3         LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co.   525990 - Other         London                 UNITED KINGDOM
                 KG                                                     Financial Vehicles                            (OTHER)
1876 2       GOLDMAN SACHS REAL ESTATE ADVISORS, L.L.C.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1877 3         GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1878 4           GOLDMAN SACHS REAL ESTATE OPERATOR INTEREST            525990 - Other         Wilmington    DE       UNITED STATES
                   HOLDINGS, L.L.C.                                     Financial Vehicles
1879 3         GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1880 3         LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co.   525990 - Other         London                 UNITED KINGDOM
                 KG                                                     Financial Vehicles                            (OTHER)
1881 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)      525990 - Other         George Town            CAYMAN ISLANDS
               LIMITED PARTNERSHIP                                      Financial Vehicles
1882 3         GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
1883 4           GSREMP DB ATP POOL 1 GP-B, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1884 5             GSREMP DB ATP POOL 1-B, L.P.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1885 4           GSREMP DB ATP POOL 1-B, L.P.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1886 3         GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE GP, LLC       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1887 4           GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND,       525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
1888 3         GSREMP ASSET HOLDING OFFSHORE GP, LLC                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1889 4           GSREMP ASSET HOLDING OFFSHORE, L.P.                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1890 5             GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1891 6               GSREMP ACQUISITION JOINT HOLDING, L.P.             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1892 5             GSREMP ACQUISITION JOINT HOLDING, L.P.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1893 3         GSREMP ASSET HOLDING OFFSHORE, L.P.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1894 3         GSREMP FINANCE OFFSHORE GP, LLC                          525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1895 4           GSREMP FINANCE OFFSHORE, L.P.                          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1896 5             GSREMP BWY POOL 1 GP, L.L.C.                         525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1897 6               GSREMP BWY POOL 1, LP                              525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1898 5             GSREMP BWY POOL 1, LP                                525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1899 5             GSREMP DB POOL 1 GP- B, L.L.C.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1900 6               GSREMP DB POOL 1-B, L.P.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1901 5             GSREMP DB POOL 1-B, L.P.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1902 3         GSREMP FINANCE OFFSHORE, L.P.                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1903 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY)      525990 - Other         New York      NY       UNITED STATES
               LIMITED PARTNERSHIP                                      Financial Vehicles
1904 3         GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1905 4           GS REAL ESTATE MEZZANINE PARTNERS TREATY               525990 - Other         Wilmington    DE       UNITED STATES
                   ORIGINATION GP, L.L.C.                               Financial Vehicles
1906 5             GS Real Estate Mezzanine Partners Treaty             525990 - Other         Wilmington    DE       UNITED STATES
                     Origination, L.P.                                  Financial Vehicles
1907 4           GS Real Estate Mezzanine Partners Treaty               525990 - Other         Wilmington    DE       UNITED STATES
                   Origination, L.P.                                    Financial Vehicles
1908 4           GSREMP DB ATP POOL 1 GP-C, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1909 5             GSREMP DB ATP POOL 1-C, L.P.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1910 4           GSREMP DB ATP POOL 1-C, L.P.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1911 3         GS REAL ESTATE MEZZANINE PARTNERS TREATY GP, LLC         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1912 4           GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1913 3         GSREMP ASSET HOLDING TREATY GP, LLC                      551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1914 4           GSREMP ASSET HOLDING TREATY, L.P.                      551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1915 5             GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1916 5             GSREMP ACQUISITION JOINT HOLDING, L.P.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1917 5             GSREMP ASSET HOLDING FUNDING TREATY, L.P.            551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1918 6               GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.        551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1919 7                 GSREMP ORIGINATION JOINT HOLDING, L.P.           522292 - Real          Wilmington    DE       UNITED STATES
                                                                        Estate Credit
1920 6               GSREMP ORIGINATION JOINT HOLDING, L.P.             522292 - Real          Wilmington    DE       UNITED STATES
                                                                        Estate Credit
1921 5             GSREMP Asset Holding Funding Treaty GP, LLC          551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1922 6               GSREMP ASSET HOLDING FUNDING TREATY, L.P.          551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1923 5             GSREMP MONTAGE JOINT HOLDING GP, L.L.C.              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1924 6               GSREMP MONTAGE JOINT HOLDING, L.P.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1925 5             GSREMP MONTAGE JOINT HOLDING, L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1926 3         GSREMP ASSET HOLDING TREATY, L.P.                        551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1927 3         GSREMP FINANCE TREATY GP, LLC                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles

1844 3         GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE HOLDINGS,     N/A        N/A         The direct holder is a
                 L.P.                                                                          Limited Partner.
1845 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND III, LLC    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1846 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE       N/A        N/A         The direct holder is a
                 HOLDINGS, L.P.                                                                Limited Partner.
1847 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                N/A        N/A         The direct holder is a
                 OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                                    Limited Partner.
1848 3         GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1849 4           VF III HOLDINGS, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1850 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND IV, LLC     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1851 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY FUND    N/A        N/A         The direct holder is a
                 OFFSHORE HOLDINGS, L.P.                                                       Limited Partner.
1852 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     N/A        N/A         The direct holder is a
                 FUND OFFSHORE HOLDINGS, L.P.                                                  Limited Partner.
1853 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND V, LLC      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1854 2       GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII, LLC    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1855 3         GS PE CSEC ENERGY HOLDINGS, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1856 4           GSVA HOLDINGS, L.P.                                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1857 2       GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE FUND   N/A        N/A         The direct holder is a
               GP, L.L.C.                                                                      Non-Managing Member.
1858 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE      100        N/A
                 FUND OFFSHORE, LTD.
1859 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 EMPLOYEE      N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
1860 2       GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE FUND   N/A        N/A         The direct holder is a
               GP, L.L.C.                                                                      Non-Managing Member.
1861 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE      100        N/A
                 FUND OFFSHORE, LTD.
1862 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA EMPLOYEE      N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
1863 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA PMD QP        N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
1864 4           PRIVATE EQUITY PARTNERS ASIA PMD QP FUND FOREIGN       N/A        N/A         The direct holder is a
                   INCOME BLOCKER, L.L.C.                                                      Managing Member.

1865 3         Goldman Sachs Private Equity Partners Asia PMD QP Fund   100        N/A
                 Offshore, Ltd.
1866 2       GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND GP, N/A        N/A         The direct holder is a
               L.L.C.                                                                          Non-Managing Member.
1867 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE        N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
1868 4           YES NETWORK HOLDING COMPANY, LLC                       30         N/A

1869 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND     100        N/A
                 OFFSHORE, LTD.
1870 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX PMD QP FUND,    N/A        N/A         The direct holder is a
                 L.P.                                                                          General Partner.
1871 2       GOLDMAN SACHS PROPERTY MANAGEMENT                          100        N/A


1872 2       GOLDMAN SACHS PROPRIETARY ACCESS FUND OFFSHORE, LTD.       100        N/A

1873 3         GOLDMAN SACHS GLOBAL ALPHA FUND PLC                      1          N/A

1874 2       GOLDMAN SACHS REAL ESTATE ADVISORS GERMANY GMBH            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1875 3         LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co.   N/A        N/A         The direct holder is a
                 KG                                                                            General Partner.
1876 2       GOLDMAN SACHS REAL ESTATE ADVISORS, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1877 3         GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
1878 4           GOLDMAN SACHS REAL ESTATE OPERATOR INTEREST            N/A        N/A         The direct holder is a
                   HOLDINGS, L.L.C.                                                            Non-Managing Member.
1879 3         GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
1880 3         LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co.   N/A        N/A         The direct holder is a
                 KG                                                                            General Partner.
1881 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)      N/A        N/A         The direct holder is a
               LIMITED PARTNERSHIP                                                             Limited Partner.
1882 3         GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1883 4           GSREMP DB ATP POOL 1 GP-B, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1884 5             GSREMP DB ATP POOL 1-B, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
1885 4           GSREMP DB ATP POOL 1-B, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1886 3         GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE GP, LLC       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1887 4           GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE FUND,       N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
1888 3         GSREMP ASSET HOLDING OFFSHORE GP, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1889 4           GSREMP ASSET HOLDING OFFSHORE, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
1890 5             GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1891 6               GSREMP ACQUISITION JOINT HOLDING, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
1892 5             GSREMP ACQUISITION JOINT HOLDING, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1893 3         GSREMP ASSET HOLDING OFFSHORE, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1894 3         GSREMP FINANCE OFFSHORE GP, LLC                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1895 4           GSREMP FINANCE OFFSHORE, L.P.                          N/A        N/A         The direct holder is a
                                                                                               General Partner.
1896 5             GSREMP BWY POOL 1 GP, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1897 6               GSREMP BWY POOL 1, LP                              N/A        N/A         The direct holder is a
                                                                                               General Partner.
1898 5             GSREMP BWY POOL 1, LP                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1899 5             GSREMP DB POOL 1 GP- B, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1900 6               GSREMP DB POOL 1-B, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1901 5             GSREMP DB POOL 1-B, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1902 3         GSREMP FINANCE OFFSHORE, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1903 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY)      N/A        N/A         The direct holder is a
               LIMITED PARTNERSHIP                                                             Limited Partner.
1904 3         GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1905 4           GS REAL ESTATE MEZZANINE PARTNERS TREATY               N/A        N/A         The direct holder is a
                   ORIGINATION GP, L.L.C.                                                      Managing Member.
1906 5             GS Real Estate Mezzanine Partners Treaty             N/A        N/A         The direct holder is a
                     Origination, L.P.                                                         General Partner.
1907 4           GS Real Estate Mezzanine Partners Treaty               N/A        N/A         The direct holder is a
                   Origination, L.P.                                                           Limited Partner.
1908 4           GSREMP DB ATP POOL 1 GP-C, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1909 5             GSREMP DB ATP POOL 1-C, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
1910 4           GSREMP DB ATP POOL 1-C, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1911 3         GS REAL ESTATE MEZZANINE PARTNERS TREATY GP, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1912 4           GS REAL ESTATE MEZZANINE PARTNERS TREATY FUND, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
1913 3         GSREMP ASSET HOLDING TREATY GP, LLC                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1914 4           GSREMP ASSET HOLDING TREATY, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.

1915 5             GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1916 5             GSREMP ACQUISITION JOINT HOLDING, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1917 5             GSREMP ASSET HOLDING FUNDING TREATY, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1918 6               GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1919 7                 GSREMP ORIGINATION JOINT HOLDING, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1920 6               GSREMP ORIGINATION JOINT HOLDING, L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1921 5             GSREMP Asset Holding Funding Treaty GP, LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1922 6               GSREMP ASSET HOLDING FUNDING TREATY, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.

1923 5             GSREMP MONTAGE JOINT HOLDING GP, L.L.C.              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1924 6               GSREMP MONTAGE JOINT HOLDING, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
1925 5             GSREMP MONTAGE JOINT HOLDING, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1926 3         GSREMP ASSET HOLDING TREATY, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1927 3         GSREMP FINANCE TREATY GP, LLC                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1928 4           GSREMP FINANCE TREATY, L.P.                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1929 5             GSREMP BWY POOL 1 GP, L.L.C.                         525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1930 5             GSREMP BWY POOL 1, LP                                525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1931 5             GSREMP DB POOL 1 GP- C, L.L.C.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1932 6               GSREMP DB POOL 1-C, L.P.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1933 5             GSREMP DB POOL 1-C, L.P.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1934 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)        525990 - Other         New York      NY       UNITED STATES
               LIMITED PARTNERSHIP                                      Financial Vehicles
1935 3         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1936 4           GS REAL ESTATE MEZZANINE PARTNERS ONSHORE              525990 - Other         Wilmington    DE       UNITED STATES
                   ORIGINATION GP, L.L.C.                               Financial Vehicles
1937 5             GS REAL ESTATE MEZZANINE PARTNERS ONSHORE            525990 - Other         Wilmington    DE       UNITED STATES
                     ORIGINATION, L.P.                                  Financial Vehicles
1938 4           GS REAL ESTATE MEZZANINE PARTNERS ONSHORE              525990 - Other         Wilmington    DE       UNITED STATES
                   ORIGINATION, L.P.                                    Financial Vehicles
1939 4           GSREMP DB ATP POOL 1 GP-A, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1940 5             GSREMP DB ATP POOL 1-A, L.P.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1941 4           GSREMP DB ATP POOL 1-A, L.P.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1942 3         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE GP, LLC        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1943 4           GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1944 3         GSREMP ASSET HOLDING ONSHORE GP, LLC                     551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1945 4           GSREMP ASSET HOLDING ONSHORE, L.P.                     551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1946 5             GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1947 5             GSREMP ACQUISITION JOINT HOLDING, L.P.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1948 5             GSREMP ASSET HOLDING FUNDING ONSHORE GP, LLC         551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1949 6               GSREMP ASSET HOLDING FUNDING ONSHORE, L.P.         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1950 7                 GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.      551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1951 7                 GSREMP ORIGINATION JOINT HOLDING, L.P.           522292 - Real          Wilmington    DE       UNITED STATES
                                                                        Estate Credit
1952 5             GSREMP MONTAGE JOINT HOLDING GP, L.L.C.              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1953 5             GSREMP MONTAGE JOINT HOLDING, L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1954 3         GSREMP ASSET HOLDING ONSHORE, L.P.                       551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1955 3         GSREMP FINANCE ONSHORE GP, LLC                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1956 4           GSREMP FINANCE ONSHORE, L.P.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1957 5             GSREMP BWY POOL 1 GP, L.L.C.                         525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1958 5             GSREMP BWY POOL 1, LP                                525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
1959 5             GSREMP DB POOL 1 GP- A, L.L.C.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1960 6               GSREMP DB POOL 1-A, L.P.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1961 5             GSREMP DB POOL 1-A, L.P.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1962 5             GSREMP ORIGINATION FINANCE JH GP, L.L.C.             551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
1963 6               GSREMP ORIGINATION FINANCE JH, L.P.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1964 7                 GSREMP ORIGINATION TWO JOINT HOLDING GP,         551112 - Offices       Irving        TX       UNITED STATES
                           L.L.C.                                       of Other Holding
                                                                        Companies
1965 8                   GSREMP ORIGINATION TWO JOINT HOLDING, L.P.     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1966 7                 GSREMP ORIGINATION TWO JOINT HOLDING, L.P.       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1967 5             GSREMP ORIGINATION FINANCE JH, L.P.                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1968 3         GSREMP FINANCE ONSHORE, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1969 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD FUNDS     525990 - Other         New York      NY       UNITED STATES
               G.P., L.L.C.                                             Financial Vehicles
1970 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP      525990 - Other         New York      NY       UNITED STATES
                 FUND, L.P.                                             Financial Vehicles
1971 4           GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)    525990 - Other         New York      NY       UNITED STATES
                   LIMITED PARTNERSHIP                                  Financial Vehicles
1972 3         Goldman Sachs Real Estate Mezzanine Partners Employee    525990 - Other         George Town            CAYMAN ISLANDS
                 Holdings, LP                                           Financial Vehicles
1973 4           GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)  525990 - Other         George Town            CAYMAN ISLANDS
                   LIMITED PARTNERSHIP                                  Financial Vehicles
1974 3         Goldman Sachs Real Estate Mezzanine Partners Override    525990 - Other         New York      NY       UNITED STATES
                 Fund 2008, L.P.                                        Financial Vehicles
1975 3         Goldman Sachs Real Estate Mezzanine Partners Override    525990 - Other         George Town            CAYMAN ISLANDS
                 Offshore Fund 2008, LTD.                               Financial Vehicles
1976 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND   525990 - Other         George Town            CAYMAN ISLANDS
               OFFSHORE, LTD.                                           Financial Vehicles
1977 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND,  525990 - Other         New York      NY       UNITED STATES
               L.P.                                                     Financial Vehicles
1978 2       GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1979 3         GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1980 2       GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUNDS GP,      525990 - Other         New York      NY       UNITED STATES
               L.L.C.                                                   Financial Vehicles
1981 3         GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1982 2       GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1983 2       GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
1984 2       GOLDMAN SACHS RENDA FIXA FUNDO DE INVESTIMENTO EM COTAS DE 525910 - Open-End      Rio de Janeiro         BRAZIL
               FUNDO DE INVESTIMENTO                                    Investment Funds
1985 3         GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE INVESTIMENTO    525910 - Open-End      Rio de Janeiro         BRAZIL
                                                                        Investment Funds
1986 2       GOLDMAN SACHS REPRESENTACOES LTDA.                         523110 -               Sao Paulo              BRAZIL
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
1987 2       GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1988 2       GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1989 2       GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1990 2       GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1991 2       GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1992 2       GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
1993 2       GOLDMAN SACHS RISK ADVISORS, L.P.                          524298 - All Other     NEW YORK      NY       UNITED STATES
                                                                        Insurance Related
                                                                        Activities
1994 3         ARROW CAPITAL INVESTMENT SERVICES, LTD.                  524298 - All Other     Hamilton               BERMUDA
                                                                        Insurance Related
                                                                        Activities
1995 3         ARROW CAPITAL RISK SERVICES LIMITED                      524298 - All Other     Hamilton               BERMUDA
                                                                        Insurance Related
                                                                        Activities
1996 2       GOLDMAN SACHS RISK SERVICES L.L.C.                         524210 - Insurance     NEW YORK      NY       UNITED STATES
                                                                        Agencies and
                                                                        Brokerages
1997 2       GOLDMAN SACHS SECURED FINANCE LIMITED                      525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
1998 2       GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC.             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
1999 2       GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC. II          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2000 3         GOLDMAN SACHS SPECIALTY LENDING CLO-I, LTD.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2001 2       GOLDMAN SACHS TRUST - GOLDMAN SACHS U.S. EQUITY FUND       525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
2002 2       GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2003 3         TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2004 4           TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP       525990 - Other         Fort Worth    TX       UNITED STATES
                                                                        Financial Vehicles
2005 3         TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP         525990 - Other         Fort Worth    TX       UNITED STATES
                                                                        Financial Vehicles
2006 2       GOLDMAN SACHS TXU INVESTORS, L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2007 3         TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2008 3         TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP         525990 - Other         Fort Worth    TX       UNITED STATES
                                                                        Financial Vehicles
2009 2       GOLDMAN SACHS US DOLLAR LIBOR TRACKER 6 MONTHS FUND        525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
2010 2       GOLDMAN SACHS VINTAGE III EMPLOYEE FUNDS GP, L.L.C.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2011 3         GOLDMAN SACHS VINTAGE III EMPLOYEE FUND OFFSHORE, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles

1928 4           GSREMP FINANCE TREATY, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
1929 5             GSREMP BWY POOL 1 GP, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1930 5             GSREMP BWY POOL 1, LP                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1931 5             GSREMP DB POOL 1 GP- C, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1932 6               GSREMP DB POOL 1-C, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1933 5             GSREMP DB POOL 1-C, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1934 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)        N/A        N/A         The direct holder is a
               LIMITED PARTNERSHIP                                                             Limited Partner.
1935 3         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1936 4           GS REAL ESTATE MEZZANINE PARTNERS ONSHORE              N/A        N/A         The direct holder is a
                   ORIGINATION GP, L.L.C.                                                      Managing Member.
1937 5             GS REAL ESTATE MEZZANINE PARTNERS ONSHORE            N/A        N/A         The direct holder is a
                     ORIGINATION, L.P.                                                         General Partner.
1938 4           GS REAL ESTATE MEZZANINE PARTNERS ONSHORE              N/A        N/A         The direct holder is a
                   ORIGINATION, L.P.                                                           Limited Partner.
1939 4           GSREMP DB ATP POOL 1 GP-A, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1940 5             GSREMP DB ATP POOL 1-A, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
1941 4           GSREMP DB ATP POOL 1-A, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1942 3         GS REAL ESTATE MEZZANINE PARTNERS ONSHORE GP, LLC        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1943 4           GS REAL ESTATE MEZZANINE PARTNERS ONSHORE FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
1944 3         GSREMP ASSET HOLDING ONSHORE GP, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1945 4           GSREMP ASSET HOLDING ONSHORE, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.

1946 5             GSREMP ACQUISITION JOINT HOLDING GP, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1947 5             GSREMP ACQUISITION JOINT HOLDING, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1948 5             GSREMP ASSET HOLDING FUNDING ONSHORE GP, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1949 6               GSREMP ASSET HOLDING FUNDING ONSHORE, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.

1950 7                 GSREMP ORIGINATION JOINT HOLDING GP, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Managing Member.

1951 7                 GSREMP ORIGINATION JOINT HOLDING, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1952 5             GSREMP MONTAGE JOINT HOLDING GP, L.L.C.              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1953 5             GSREMP MONTAGE JOINT HOLDING, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1954 3         GSREMP ASSET HOLDING ONSHORE, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1955 3         GSREMP FINANCE ONSHORE GP, LLC                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1956 4           GSREMP FINANCE ONSHORE, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1957 5             GSREMP BWY POOL 1 GP, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
1958 5             GSREMP BWY POOL 1, LP                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1959 5             GSREMP DB POOL 1 GP- A, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
1960 6               GSREMP DB POOL 1-A, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
1961 5             GSREMP DB POOL 1-A, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1962 5             GSREMP ORIGINATION FINANCE JH GP, L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1963 6               GSREMP ORIGINATION FINANCE JH, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
1964 7                 GSREMP ORIGINATION TWO JOINT HOLDING GP,         N/A        N/A         The direct holder is a
                           L.L.C.                                                              Non-Managing Member.

1965 8                   GSREMP ORIGINATION TWO JOINT HOLDING, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
1966 7                 GSREMP ORIGINATION TWO JOINT HOLDING, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1967 5             GSREMP ORIGINATION FINANCE JH, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1968 3         GSREMP FINANCE ONSHORE, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1969 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD FUNDS     N/A        N/A         The direct holder is a
               G.P., L.L.C.                                                                    Non-Managing Member.
1970 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP      N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
1971 4           GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)    N/A        N/A         The direct holder is a
                   LIMITED PARTNERSHIP                                                         Limited Partner.
1972 3         Goldman Sachs Real Estate Mezzanine Partners Employee    N/A        N/A         The direct holder is a
                 Holdings, LP                                                                  General Partner.
1973 4           GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)  N/A        N/A         The direct holder is a
                   LIMITED PARTNERSHIP                                                         Limited Partner.
1974 3         Goldman Sachs Real Estate Mezzanine Partners Override    N/A        N/A         The direct holder is a
                 Fund 2008, L.P.                                                               General Partner.
1975 3         Goldman Sachs Real Estate Mezzanine Partners Override    100        N/A
                 Offshore Fund 2008, LTD.
1976 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND   100        N/A
               OFFSHORE, LTD.
1977 2       GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS PMD QP FUND,  N/A        N/A         The direct holder is a
               L.P.                                                                            Limited Partner.
1978 2       GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1979 3         GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1980 2       GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUNDS GP,      N/A        N/A         The direct holder is a
               L.L.C.                                                                          Non-Managing Member.
1981 3         GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
1982 2       GOLDMAN SACHS REAL ESTATE PARTNERS INSTITUTIONAL, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1983 2       GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
1984 2       GOLDMAN SACHS RENDA FIXA FUNDO DE INVESTIMENTO EM COTAS DE 100        N/A
               FUNDO DE INVESTIMENTO
1985 3         GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE INVESTIMENTO    100        N/A

1986 2       GOLDMAN SACHS REPRESENTACOES LTDA.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


1987 2       GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO           61         N/A

1988 2       GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO           60         N/A

1989 2       GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO           50         N/A

1990 2       GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO           33         N/A

1991 2       GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO           51         N/A

1992 2       GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO           74         N/A

1993 2       GOLDMAN SACHS RISK ADVISORS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

1994 3         ARROW CAPITAL INVESTMENT SERVICES, LTD.                  100        N/A


1995 3         ARIEL RE BERMUDA LIMITED                                 100        N/A


1996 2       GOLDMAN SACHS RISK SERVICES L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

1997 2       GOLDMAN SACHS SECURED FINANCE LIMITED                      100        N/A

1998 2       GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC.             100        N/A

1999 2       GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC. II          100        N/A

2000 3         GOLDMAN SACHS SPECIALTY LENDING CLO-I, LTD.              100        N/A

2001 2       GOLDMAN SACHS TRUST - GOLDMAN SACHS U.S. EQUITY FUND       100        N/A

2002 2       GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2003 3         TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2004 4           TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP       100        11

2005 3         TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP         100        11

2006 2       GOLDMAN SACHS TXU INVESTORS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2007 3         TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2008 3         TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP         100        11

2009 2       GOLDMAN SACHS US DOLLAR LIBOR TRACKER 6 MONTHS FUND        100        N/A

2010 2       GOLDMAN SACHS VINTAGE III EMPLOYEE FUNDS GP, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2011 3         GOLDMAN SACHS VINTAGE III EMPLOYEE FUND OFFSHORE, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.

2012 3         GOLDMAN SACHS VINTAGE III EMPLOYEE FUND, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2013 4           VF III HOLDINGS, L.P.                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2014 2       GOLDMAN SACHS VOL-HOLDINGS, LLC                            551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2015 3         VOLBROKER.COM LIMITED                                    525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2016 4           TFS-ICAP Limited                                       525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2017 4           TFS-ICAP, LLC                                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2018 4           TRADITION FINANCIAL SERVICES GMBH                      525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2019 2       GOLDMAN SACHS YES INVESTORS ADVISORS, L.L.C.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2020 3         GOLDMAN SACHS YES INVESTORS, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2021 4           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
2022 2       GOLDMAN SACHS YES INVESTORS, L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2023 2       GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A                 522110 -               Sao Paulo              BRAZIL
                                                                        Commercial Banking
2024 2       GOLDMAN, SACHS & CO.                                       523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
2025 3         ATLANTIC CAPITAL BANCSHARES, INC.                        522110 -               Atlanta       GA       UNITED STATES
                                                                        Commercial Banking
2026 3         AUGUSTA ADVISORS, L.L.C.                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles


2027 3         AVENUE FINANCIAL HOLDINGS, INC.                          522110 -               Nashville     TN       UNITED STATES
                                                                        Commercial Banking
2028 3         BAMM HOLLOW, LLC                                         531390 - Other         West Trenton  NJ       UNITED STATES
                                                                        activities related
                                                                        to real estate
2029 3         CHI-X GLOBAL HOLDINGS LLC                                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2030 3         CHILTERN TRUST                                           523991 - Trust,        Saint Helier           JERSEY
                                                                        Fiduciary, and
                                                                        Custody Activities
2031 3         CIP 2011 PARTNERS ADVISORS, L.L.C.                       551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies

2032 3         DERIVIX CORP.                                            541990 - All Other     Beverly       MA       UNITED STATES
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
2033 3         FLURET TRUST                                             523991 - Trust,        Saint Helier           JERSEY
                                                                        Fiduciary, and
                                                                        Custody Activities

2034 3         GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.             551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2035 3         GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION             551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2036 3         GOLDMAN SACHS HOPU I PMD FUND GP, L.L.C.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2037 4           GOLDMAN SACHS HOPU I PMD QP FUND, L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2038 3         GOLDMAN SACHS PARENTIS LIMITED                           551114 -               George Town            CAYMAN ISLANDS
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
2039 4           GOLDMAN SACHS SERVICES LIMITED                         54121 -                Tortola                BRITISH VIRGIN
                                                                        Accounting, Tax                               ISLANDS
                                                                        Preparation,
                                                                        Bookkeeping and
                                                                        Payroll Services
2040 3         GOLDMAN SACHS PARIS INC. ET CIE                          522110 -               Paris                  FRANCE (OTHER)
                                                                        Commercial Banking
2041 3         GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


2042 3         GOLDMAN SACHS PMD SPECIAL OPPORTUNITY FUND, LLC          525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
2043 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND   525990 - Other         New York      NY       UNITED STATES
                 GP, L.L.C.                                             Financial Vehicles


2044 3         GOLDMAN SACHS REPRESENTACOES LTDA.                       523110 -               Sao Paulo              BRAZIL
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
2045 3         GS CAPITAL PARTNERS V EMPLOYEE FUNDS GP, L.L.C.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2046 4           GS CAPITAL PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2047 5             GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2048 6               GS CAPITAL PARTNERS V FUND, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2049 7                 ALCHEMY HOLDING S.A.R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2050 7                 ARAMARK HOLDINGS CORPORATION                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2051 7                 ATHENA PIKCO LUX S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2052 7                 EDAM HOLDING S.A R.L.                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2053 8                   EDAM ACQUISITION HOLDING I COOPERATIEF U.A.    525990 - Other         Hilversum              NETHERLANDS
                                                                        Financial Vehicles
2054 7                 EDUCATION MANAGEMENT CORPORATION                 525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
2055 7                 FS Invest S.a r.l.                               525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
2056 7                 GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2057 7                 GRE OCNS HOLDINGS                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2058 7                 GS DEJAKOO II, LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2059 8                   GS DEJAKOO, L.L.C.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2060 7                 GS Lux Management Services S.a r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2061 7                 GS PRYSMIAN CO-INVEST LP                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2062 8                   ATHENA PIKCO LUX S.A R.L.                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2063 7                 GSCP V CEBRIDGE HOLDINGS CORP.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2064 8                   GSCP V CEBRIDGE HOLDINGS, L.P.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2065 9                     CEQUEL COMMUNICATIONS HOLDINGS, LLC          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2066 7                 GSCP V CEBRIDGE HOLDINGS, L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2067 7                 GSCP V EDMC GP, L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2068 7                 GSCP V EDMC HOLDINGS, L.P.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2069 7                 HAR JPN CAYMAN HOLDINGS                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2070 8                   OCNS CAYMAN GP                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2071 7                 Kinder Morgan Holdco LLC                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2072 7                 MULBERRY HOLDINGS I, LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2073 7                 OCNS CAYMAN, L.P.                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2074 7                 PVF HOLDINGS LLC                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2075 7                 SUNGARD CAPITAL CORP.                            51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
2076 7                 UES OCNS HOLDINGS                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2077 6               GSCP V ADVISORS, L.L.C.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2078 7                 GS CAPITAL PARTNERS V FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2079 7                 GS PRYSMIAN CO-INVEST GP LIMITED                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2080 8                   GS PRYSMIAN CO-INVEST LP                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2081 6               SEVRES II S.A.R.L.                                 525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2082 6               SUPERLIFT HOLDING S.A R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2083 4           GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2084 4           GS CAPITAL PARTNERS V EMPLOYEE JAPAN FUND, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2085 5             GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2086 4           GS CAPITAL PARTNERS V PCP FUND OFFSHORE, LTD.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2087 5             GS CAPITAL PARTNERS V PCP FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2088 6               GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2089 6               GS CAPITAL PARTNERS V GMBH & CO. KG                525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2090 6               GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2091 7                 ALCHEMY HOLDING S.A.R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2092 7                 ARAMARK HOLDINGS CORPORATION                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2093 7                 ATHENA PIKCO LUX S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2094 7                 DEJAKOO CAYMAN CORP.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2095 7                 EDUCATION MANAGEMENT CORPORATION                 525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles

2012 3         GOLDMAN SACHS VINTAGE III EMPLOYEE FUND, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
2013 4           VF III HOLDINGS, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2014 2       GOLDMAN SACHS VOL-HOLDINGS, LLC                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2015 3         VOLBROKER.COM LIMITED                                    21         N/A

2016 4           TFS-ICAP Limited                                       49         N/A

2017 4           TFS-ICAP, LLC                                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2018 4           TRADITION FINANCIAL SERVICES GMBH                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2019 2       GOLDMAN SACHS YES INVESTORS ADVISORS, L.L.C.               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2020 3         GOLDMAN SACHS YES INVESTORS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
2021 4           YES NETWORK HOLDING COMPANY, LLC                       30         N/A

2022 2       GOLDMAN SACHS YES INVESTORS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2023 2       GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A                 100        N/A

2024 2       GOLDMAN, SACHS & CO.                                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.


2025 3         ATLANTIC CAPITAL BANCSHARES, INC.                        9          N/A

2026 3         AUGUSTA ADVISORS, L.L.C.                                 N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2027 3         AVENUE FINANCIAL HOLDINGS, INC.                          9          N/A

2028 3         BAMM HOLLOW, LLC                                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2029 3         CHI-X GLOBAL HOLDINGS LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2030 3         CHILTERN TRUST                                           N/A        N/A         The direct holder is a
                                                                                               Trustee.

2031 3         CIP 2011 PARTNERS ADVISORS, L.L.C.                       N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2032 3         DERIVIX CORP.                                            42         N/A



2033 3         FLURET TRUST                                             N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2034 3         GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2035 3         GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION             100        N/A


2036 3         GOLDMAN SACHS HOPU I PMD FUND GP, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2037 4           GOLDMAN SACHS HOPU I PMD QP FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
2038 3         GOLDMAN SACHS PARENTIS LIMITED                           100        N/A




2039 4           GOLDMAN SACHS SERVICES LIMITED                         100        N/A




2040 3         GOLDMAN SACHS PARIS INC. ET CIE                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2041 3         GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.               N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2042 3         GOLDMAN SACHS PMD SPECIAL OPPORTUNITY FUND, LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2043 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND   N/A        N/A         The direct holder has
                 GP, L.L.C.                                                                    Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2044 3         GOLDMAN SACHS REPRESENTACOES LTDA.                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


2045 3         GS CAPITAL PARTNERS V EMPLOYEE FUNDS GP, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2046 4           GS CAPITAL PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.     100        N/A

2047 5             GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2048 6               GS CAPITAL PARTNERS V FUND, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2049 7                 ALCHEMY HOLDING S.A.R.L.                         99         96

2050 7                 ARAMARK HOLDINGS CORPORATION                     20         N/A

2051 7                 ATHENA PIKCO LUX S.A R.L.                        100        N/A

2052 7                 EDAM HOLDING S.A R.L.                            100        N/A

2053 8                   EDAM ACQUISITION HOLDING I COOPERATIEF U.A.    33         N/A

2054 7                 EDUCATION MANAGEMENT CORPORATION                 42         N/A

2055 7                 FS Invest S.a r.l.                               44         N/A

2056 7                 GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2057 7                 GRE OCNS HOLDINGS                                100        N/A

2058 7                 GS DEJAKOO II, LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2059 8                   GS DEJAKOO, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2060 7                 GS Lux Management Services S.a r.l.              100        N/A

2061 7                 GS PRYSMIAN CO-INVEST LP                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2062 8                   ATHENA PIKCO LUX S.A R.L.                      100        N/A

2063 7                 GSCP V CEBRIDGE HOLDINGS CORP.                   100        N/A

2064 8                   GSCP V CEBRIDGE HOLDINGS, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2065 9                     CEQUEL COMMUNICATIONS HOLDINGS, LLC          37         N/A

2066 7                 GSCP V CEBRIDGE HOLDINGS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2067 7                 GSCP V EDMC GP, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2068 7                 GSCP V EDMC HOLDINGS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2069 7                 HAR JPN CAYMAN HOLDINGS                          100        N/A

2070 8                   OCNS CAYMAN GP                                 70         N/A

2071 7                 Kinder Morgan Holdco LLC                         25         N/A

2072 7                 MULBERRY HOLDINGS I, LLC                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2073 7                 OCNS CAYMAN, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2074 7                 PVF HOLDINGS LLC                                 63         N/A

2075 7                 SUNGARD CAPITAL CORP.                            10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


2076 7                 UES OCNS HOLDINGS                                99         N/A

2077 6               GSCP V ADVISORS, L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2078 7                 GS CAPITAL PARTNERS V FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
2079 7                 GS PRYSMIAN CO-INVEST GP LIMITED                 100        N/A

2080 8                   GS PRYSMIAN CO-INVEST LP                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
2081 6               SEVRES II S.A.R.L.                                 73         73

2082 6               SUPERLIFT HOLDING S.A R.L.                         44         N/A

2083 4           GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
2084 4           GS CAPITAL PARTNERS V EMPLOYEE JAPAN FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
2085 5             GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2086 4           GS CAPITAL PARTNERS V PCP FUND OFFSHORE, LTD.          100        N/A

2087 5             GS CAPITAL PARTNERS V PCP FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2088 6               GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2089 6               GS CAPITAL PARTNERS V GMBH & CO. KG                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2090 6               GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2091 7                 ALCHEMY HOLDING S.A.R.L.                         99         96

2092 7                 ARAMARK HOLDINGS CORPORATION                     20         N/A

2093 7                 ATHENA PIKCO LUX S.A R.L.                        100        N/A

2094 7                 DEJAKOO CAYMAN CORP.                             100        N/A

2095 7                 EDUCATION MANAGEMENT CORPORATION                 42         N/A

2096 7                 FS Invest S.a r.l.                               525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
2097 7                 GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2098 7                 GRE OCNS HOLDINGS                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2099 7                 GS DEJAKOO I, LLC                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2100 8                   DEJAKOO CAYMAN CORP.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2101 8                   GS DEJAKOO, L.L.C.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2102 7                 GS DEJAKOO, L.L.C.                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2103 7                 GS Lux Management Services S.a r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2104 7                 GSCP V EDMC GP, L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2105 7                 GSCP V EDMC HOLDINGS, L.P.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2106 7                 GSCP V INSTITUTIONAL CEBRIDGE HOLDINGS CORP.     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2107 8                   GSCP V INSTITUTIONAL CEBRIDGE HOLDINGS, L.P.   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2108 9                     CEQUEL COMMUNICATIONS HOLDINGS, LLC          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2109 7                 GSCP V INSTITUTIONAL CEBRIDGE HOLDINGS, L.P.     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2110 7                 HAR JPN CAYMAN HOLDINGS                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2111 7                 Kinder Morgan Holdco LLC                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2112 7                 MULBERRY HOLDINGS II, LLC                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2113 7                 PVF HOLDINGS LLC                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2114 7                 SUNGARD CAPITAL CORP.                            51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
2115 6               GS CAPITAL PARTNERS V OFFSHORE, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2116 7                 GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2117 8                   ALCHEMY HOLDING S.A.R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2118 8                   ARAMARK HOLDINGS CORPORATION                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2119 8                   ATHENA PIKCO LUX S.A R.L.                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2120 8                   EDUCATION MANAGEMENT CORPORATION               525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
2121 8                   FS Invest S.a r.l.                             525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
2122 8                   GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P. 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2123 8                   GRE OCNS HOLDINGS                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2124 8                   GS DEJAKOO II, LLC                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2125 8                   GS Lux Management Services S.a r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2126 8                   GSCP V EDMC GP, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2127 8                   GSCP V EDMC HOLDINGS, L.P.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2128 8                   GSCP V OFFSHORE CEBRIDGE HOLDINGS CORP.        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2129 9                     GSCP V OFFSHORE CEBRIDGE HOLDINGS, L.P.      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2130 10                      CEQUEL COMMUNICATIONS HOLDINGS, LLC        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2131 8                   GSCP V OFFSHORE CEBRIDGE HOLDINGS, L.P.        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2132 8                   GSCP V OFFSHORE KNIGHT HOLDINGS CORP.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2133 9                     GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2134 10                      Kinder Morgan Holdco LLC                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2135 8                   GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2136 8                   HAR JPN CAYMAN HOLDINGS                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2137 8                   MULBERRY HOLDINGS I, LLC                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2138 8                   PVF HOLDINGS LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2139 8                   SUNGARD CAPITAL CORP.                          51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
2140 8                   UES OCNS HOLDINGS                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2141 7                 GSCP V OFFSHORE ADVISORS, L.L.C.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2142 8                   GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2143 8                   GS PRYSMIAN CO-INVEST GP LIMITED               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2144 7                 SEVRES II S.A.R.L.                               525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2145 7                 SUPERLIFT HOLDING S.A R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2146 6               GS CAPITAL PARTNERS V, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2147 7                 GS CAPITAL PARTNERS V FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2148 7                 GSCP V ADVISORS, L.L.C.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2149 6               GSCP V AIV, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2150 7                 SEVRES II S.A.R.L.                               525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2151 7                 SUPERLIFT HOLDING S.A R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2152 6               GSCP V INSTITUTIONAL AIV, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2153 7                 SEVRES II S.A.R.L.                               525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2154 7                 SUPERLIFT HOLDING S.A R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2155 4           GS CAPITAL PARTNERS V PCP FUND, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2156 4           GS CAPITAL PARTNERS V PIA FUND OFFSHORE, LTD.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2157 5             GS CAPITAL PARTNERS V PIA FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2158 6               GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2159 6               GS CAPITAL PARTNERS V GMBH & CO. KG                525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2160 6               GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2161 6               GS CAPITAL PARTNERS V OFFSHORE, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2162 6               GS CAPITAL PARTNERS V, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2163 6               GSCP V AIV, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2164 6               GSCP V INSTITUTIONAL AIV, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2165 4           GSCP V OVERRIDE OFFSHORE, LTD                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2166 4           GSCP V OVERRIDE, L.P.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2167 3         GS CAPITAL PARTNERS VI EMPLOYEE FUNDS GP, L.L.C.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2168 4           GS CAPITAL PARTNERS V PCP JAPAN FUND, L.P.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2169 5             GS CAPITAL PARTNERS V PCP FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2170 4           GS CAPITAL PARTNERS V PIA FUND, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2171 4           GS CAPITAL PARTNERS VI EMPLOYEE FUND OFFSHORE, LTD.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2172 4           GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2173 5             GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2174 6               BUCK HOLDINGS L.P.                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2175 6               GS CAPITAL PARTNERS VI FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2176 7                 BLADERUNNER S.A.R.L.                             551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
2177 7                 BUCK HOLDINGS L.P.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2178 7                 BUCK HOLDINGS, LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2179 7                 CASA HOLDINGS II, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles

2096 7                 FS Invest S.a r.l.                               44         N/A

2097 7                 GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2098 7                 GRE OCNS HOLDINGS                                100        N/A

2099 7                 GS DEJAKOO I, LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2100 8                   DEJAKOO CAYMAN CORP.                           100        N/A

2101 8                   GS DEJAKOO, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2102 7                 GS DEJAKOO, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2103 7                 GS Lux Management Services S.a r.l.              100        N/A

2104 7                 GSCP V EDMC GP, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2105 7                 GSCP V EDMC HOLDINGS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2106 7                 GSCP V INSTITUTIONAL CEBRIDGE HOLDINGS CORP.     100        N/A

2107 8                   GSCP V INSTITUTIONAL CEBRIDGE HOLDINGS, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2108 9                     CEQUEL COMMUNICATIONS HOLDINGS, LLC          37         N/A

2109 7                 GSCP V INSTITUTIONAL CEBRIDGE HOLDINGS, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2110 7                 HAR JPN CAYMAN HOLDINGS                          100        N/A

2111 7                 Kinder Morgan Holdco LLC                         25         N/A

2112 7                 MULBERRY HOLDINGS II, LLC                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2113 7                 PVF HOLDINGS LLC                                 63         N/A

2114 7                 SUNGARD CAPITAL CORP.                            10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


2115 6               GS CAPITAL PARTNERS V OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2116 7                 GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2117 8                   ALCHEMY HOLDING S.A.R.L.                       99         96

2118 8                   ARAMARK HOLDINGS CORPORATION                   20         N/A

2119 8                   ATHENA PIKCO LUX S.A R.L.                      100        N/A

2120 8                   EDUCATION MANAGEMENT CORPORATION               42         N/A

2121 8                   FS Invest S.a r.l.                             44         N/A

2122 8                   GOLDMAN SACHS CAPITAL PARTNERS V-II FUND,      N/A        N/A         The direct holder is a
                             L.P.                                                              Limited Partner.
2123 8                   GRE OCNS HOLDINGS                              100        N/A

2124 8                   GS DEJAKOO II, LLC                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2125 8                   GS Lux Management Services S.a r.l.            100        N/A

2126 8                   GSCP V EDMC GP, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2127 8                   GSCP V EDMC HOLDINGS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2128 8                   GSCP V OFFSHORE CEBRIDGE HOLDINGS CORP.        100        N/A

2129 9                     GSCP V OFFSHORE CEBRIDGE HOLDINGS, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2130 10                      CEQUEL COMMUNICATIONS HOLDINGS, LLC        37         N/A

2131 8                   GSCP V OFFSHORE CEBRIDGE HOLDINGS, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
2132 8                   GSCP V OFFSHORE KNIGHT HOLDINGS CORP.          100        N/A

2133 9                     GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2134 10                      Kinder Morgan Holdco LLC                   25         N/A

2135 8                   GSCP V OFFSHORE KNIGHT HOLDINGS, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2136 8                   HAR JPN CAYMAN HOLDINGS                        100        N/A

2137 8                   MULBERRY HOLDINGS I, LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2138 8                   PVF HOLDINGS LLC                               63         N/A

2139 8                   SUNGARD CAPITAL CORP.                          10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


2140 8                   UES OCNS HOLDINGS                              99         N/A

2141 7                 GSCP V OFFSHORE ADVISORS, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2142 8                   GS CAPITAL PARTNERS V OFFSHORE FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2143 8                   GS PRYSMIAN CO-INVEST GP LIMITED               100        N/A

2144 7                 SEVRES II S.A.R.L.                               73         73

2145 7                 SUPERLIFT HOLDING S.A R.L.                       44         N/A

2146 6               GS CAPITAL PARTNERS V, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2147 7                 GS CAPITAL PARTNERS V FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2148 7                 GSCP V ADVISORS, L.L.C.                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2149 6               GSCP V AIV, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2150 7                 SEVRES II S.A.R.L.                               73         73

2151 7                 SUPERLIFT HOLDING S.A R.L.                       44         N/A

2152 6               GSCP V INSTITUTIONAL AIV, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2153 7                 SEVRES II S.A.R.L.                               73         73

2154 7                 SUPERLIFT HOLDING S.A R.L.                       44         N/A

2155 4           GS CAPITAL PARTNERS V PCP FUND, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2156 4           GS CAPITAL PARTNERS V PIA FUND OFFSHORE, LTD.          100        N/A

2157 5             GS CAPITAL PARTNERS V PIA FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2158 6               GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2159 6               GS CAPITAL PARTNERS V GMBH & CO. KG                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2160 6               GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2161 6               GS CAPITAL PARTNERS V OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2162 6               GS CAPITAL PARTNERS V, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2163 6               GSCP V AIV, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2164 6               GSCP V INSTITUTIONAL AIV, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2165 4           GSCP V OVERRIDE OFFSHORE, LTD                          100        N/A

2166 4           GSCP V OVERRIDE, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
2167 3         GS CAPITAL PARTNERS VI EMPLOYEE FUNDS GP, L.L.C.         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2168 4           GS CAPITAL PARTNERS V PCP JAPAN FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
2169 5             GS CAPITAL PARTNERS V PCP FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2170 4           GS CAPITAL PARTNERS V PIA FUND, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2171 4           GS CAPITAL PARTNERS VI EMPLOYEE FUND OFFSHORE, LTD.    100        N/A

2172 4           GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
2173 5             GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2174 6               BUCK HOLDINGS L.P.                                 N/A        23

2175 6               GS CAPITAL PARTNERS VI FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2176 7                 BLADERUNNER S.A.R.L.                             100        N/A


2177 7                 BUCK HOLDINGS L.P.                               N/A        23

2178 7                 BUCK HOLDINGS, LLC                               28         N/A

2179 7                 CASA HOLDINGS II, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2180 7                 COMPASS DELAWARE HOLDINGS I CORP.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2181 7                 COMPASS INVESTORS INC.                           525990 - Other         Briarcliff    NY       UNITED STATES
                                                                        Financial Vehicles     Manor
2182 8                   COMPASS ACQUISITION HOLDINGS CORP.             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2183 9                     USI HOLDINGS CORPORATION                     524210 - Insurance     Briarcliff    NY       UNITED STATES
                                                                        Agencies and           Manor
                                                                        Brokerages
2184 10                      USI Insurance Services LLC                 524210 - Insurance     Briarcliff    NY       UNITED STATES
                                                                        Agencies and           Manor
                                                                        Brokerages
2185 11                        AMERICAN INSURANCE ADMINISTRATORS,       525990 - Other         Columbus      OH       UNITED STATES
                                 INC.                                   Financial Vehicles
2186 11                        ANCO CORPORATION                         525990 - Other         Briarcliff    NY       UNITED STATES
                                                                        Financial Vehicles     Manor
2187 12                          ANCO INSURANCE SERVICES OF HOUSTON,    525990 - Other         Briarcliff    NY       UNITED STATES
                                   INC.                                 Financial Vehicles     Manor
2188 12                          INTER/NATIONAL RENTAL INSURANCE        525990 - Other         Briarcliff    NY       UNITED STATES
                                   INC.                                 Financial Vehicles     Manor
2189 12                          MD PREMIUM FINANCE CORPORATION         525990 - Other         Houston       TX       UNITED STATES
                                                                        Financial Vehicles
2190 12                          REGIONAL INSURANCE MANAGEMENT          525990 - Other         Houston       TX       UNITED STATES
                                   SERVICES, INC.                       Financial Vehicles
2191 11                        BMI INSURANCE SERVICES, INC              524210 - Insurance     Briarcliff    NY       UNITED STATES
                                                                        Agencies and           Manor
                                                                        Brokerages
2192 11                        CAMPBELL, GALT & NEWLANDS, INC.          525990 - Other         Portland      OR       UNITED STATES
                                                                        Financial Vehicles
2193 11                        COLONIAL PREMIUM FINANCE COMPANY         525990 - Other         Norfolk       VA       UNITED STATES
                                                                        Financial Vehicles
2194 11                        CUSTOM BENEFIT PROGRAMS, INC.            525990 - Other         Hammonton     NJ       UNITED STATES
                                                                        Financial Vehicles
2195 12                          TURNER P. WILLIAMS & ASSOCIATES, LLC   525990 - Other         Hammonton     NJ       UNITED STATES
                                                                        Financial Vehicles
2196 11                        EMERSON REID LLC                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2197 12                          MY BENEFIT ADVISOR, LLC                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2198 11                        KIBBLE & PRENTICE HOLDING COMPANY        524210 - Insurance     Seattle       WA       UNITED STATES
                                                                        Agencies and
                                                                        Brokerages
2199 11                        SIGNATURE PREMIUM FINANCE, INC.          525990 - Other         Philadelphia  PA       UNITED STATES
                                                                        Financial Vehicles
2200 11                        SUMMIT GLOBAL PARTNERS, INC.             525990 - Other         Dallas        TX       UNITED STATES
                                                                        Financial Vehicles
2201 12                          MERIDIAN CREDIT SERVICES, INC.         525990 - Other         Dallas        TX       UNITED STATES
                                                                        Financial Vehicles
2202 12                          SGP BENEFITS OF TEXAS, INC.            525990 - Other         Dallas        TX       UNITED STATES
                                                                        Financial Vehicles
2203 12                          SUMMIT GLOBAL PARTNERS OF TEXAS,       525990 - Other         Dallas        TX       UNITED STATES
                                     INC.                               Financial Vehicles
2204 12                          USI SOUTHWEST, INC.                    525990 - Other         Albuquerque   NM       UNITED STATES
                                                                        Financial Vehicles
2205 12                          USI of Tennessee, Inc.                 525990 - Other         Memphis       TN       UNITED STATES
                                                                        Financial Vehicles
2206 12                          VISTA INSURANCE PARTNERS OF            525990 - Other         Chicago       IL       UNITED STATES
                                     ILLINOIS, INC.                     Financial Vehicles
2207 12                          VISTA INSURANCE PARTNERS, INC.         525990 - Other         San Antonio   TX       UNITED STATES
                                                                        Financial Vehicles
2208 13                            SUMMIT GLOBAL PARTNERS OF OKLAHOMA,  525990 - Other         Dallas        TX       UNITED STATES
                                     INC.                               Financial Vehicles
2209 11                        U.S.I. INSURANCE SERVICES OF             525990 - Other         Woburn        MA       UNITED STATES
                                 MASSACHUSETTS, INC.                    Financial Vehicles
2210 12                          NETCARE SERVICES, INC.                 525990 - Other         Woburn        MA       UNITED STATES
                                                                        Financial Vehicles
2211 11                        USI CONSULTING GROUP, INC.               525990 - Other         Glastonbury   CT       UNITED STATES
                                                                        Financial Vehicles
2212 12                          BENEFIT STRATEGIES OF MAINE, INC.      525990 - Other         Manchester    NH       UNITED STATES
                                                                        Financial Vehicles
2213 12                          USI ADVISORS, INC.                     525990 - Other         Glastonbury   CT       UNITED STATES
                                                                        Financial Vehicles
2214 12                          USI CONSULTING GROUP OF NEW YORK,      525990 - Other         New York      NY       UNITED STATES
                                     INC.                               Financial Vehicles
2215 12                          USI SECURITIES, INC.                   525990 - Other         Glastonbury   CT       UNITED STATES
                                                                        Financial Vehicles
2216 11                        USI INSURANCE SERVICES CORPORATION OF    525990 - Other         Briarcliff    NY       UNITED STATES
                                   ILLINOIS, INC.                       Financial Vehicles     Manor
2217 11                        USI INSURANCE SERVICES OF NEW ENGLAND,   525990 - Other         Bedford       NH       UNITED STATES
                                   INC.                                 Financial Vehicles
2218 12                          INEX ALTERNATIVE PROGRAMS, INC.        525990 - Other         Manchester    NH       UNITED STATES
                                                                        Financial Vehicles
2219 12                          USI INSURANCE SERVICES OF RHODE        525990 - Other         Briarcliff    NY       UNITED STATES
                                     ISLAND, INC.                       Financial Vehicles     Manor
2220 11                        USI INSURANCE SERVICES OF NORTHERN       525990 - Other         Briarcliff    NY       UNITED STATES
                                   CALIFORNIA, INC.                     Financial Vehicles     Manor
2221 11                        USI Insurance Services of Connecticut,   525990 - Other         Meriden       CT       UNITED STATES
                                   Inc.                                 Financial Vehicles
2222 11                        USI MIDATLANTIC, INC.                    525990 - Other         Plymouth      PA       UNITED STATES
                                                                        Financial Vehicles     Meeting
2223 11                        USI MIDWEST, INC.                        525990 - Other         Cincinnati    OH       UNITED STATES
                                                                        Financial Vehicles
2224 11                        USI OF SOUTHERN CALIFORNIA INSURANCE     525990 - Other         Woodland      CA       UNITED STATES
                                   SERVICES, INC.                       Financial Vehicles     Hills
2225 11                        USI PROPERTY SERVICES LLC                524210 - Insurance     Briarcliff    NY       UNITED STATES
                                                                        Agencies and           Manor
                                                                        Brokerages
2226 11                        USI of San Diego Insurance Services,     525990 - Other         Woodland      CA       UNITED STATES
                                   Inc.                                 Financial Vehicles     Hills
2227 7                 CUCINA HOLDINGS SARL                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2228 7                 GS EDAM DEBT HOLDINGS                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2229 7                 GS LUX DEBT HOLDINGS II S.A.R.L.                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2230 7                 GS LUX DEBT HOLDINGS S.A.R.L.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2231 7                 GS Lux Management Services S.a r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2232 7                 GS MACE HOLDINGS LIMITED                         551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
2233 7                 GS SUNRAY HOLDINGS, L.L.C.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2234 8                   GS SUNRAY HOLDINGS SUBCO I, L.L.C.             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2235 9                     Hyatt Hotels Corporation                     531390 - Other         Chicago       IL       UNITED STATES
                                                                        activities related
                                                                        to real estate
2236 8                   GS SUNRAY HOLDINGS SUBCO II, L.L.C.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2237 9                     Hyatt Hotels Corporation                     531390 - Other         Chicago       IL       UNITED STATES
                                                                        activities related
                                                                        to real estate
2238 7                 GS TELE CAYMAN                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2239 7                 GSCP VI AA ONE HOLDING SARL                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2240 7                 GSCP VI NORTH HOLDINGS S.A R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2241 8                   GSCP VI NORTH HOLDINGS CORP.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2242 9                     RED SKY HOLDINGS L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2243 7                 GSCPVI BHC CAYMAN LTD.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2244 7                 GYMBO HOLDINGS, L.P.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2245 7                 HAWKER BEECHCRAFT, INC                           525990 - Other         Wichita       KS       UNITED STATES
                                                                        Financial Vehicles
2246 7                 HWBCC LLC                                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2247 8                   HWBCC LP                                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2248 7                 HWBCC LP                                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2249 7                 INVESTMENT HOLDING ENTITY GP, LTD.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2250 8                   PAPERCO HOLDINGS II, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2251 8                   STEEL HOLDINGS, L.P.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2252 7                 KAR HOLDINGS II, LLC                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2253 7                 Kinder Morgan Holdco LLC                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2254 7                 LUX GSCP 6 / GSOP DEBT S.A R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2255 7                 LVB ACQUISITION HOLDING, LLC                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2256 7                 NORTH HOLDINGS CAYMAN CORP.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2257 7                 ONTEX I S.A R.L.                                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2258 8                   ONTEX II S.A R.L.                              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2259 9                     ONTEX II-A S.A R.L.                          525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2260 10                      ONTEX III S.A R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2261 11                        ONTEX IV S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2262 12                          ONV TOPCO N.V.                         551112 - Offices       Zele                   BELGIUM
                                                                        of Other Holding
                                                                        Companies
2263 7                 PAPERCO HOLDINGS, L.P.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles

2180 7                 COMPASS DELAWARE HOLDINGS I CORP.                100        N/A

2181 7                 COMPASS INVESTORS INC.                           85         N/A

2182 8                   COMPASS ACQUISITION HOLDINGS CORP.             100        N/A

2183 9                     USI HOLDINGS CORPORATION                     87         N/A


2184 10                      USI Insurance Services LLC                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2185 11                        AMERICAN INSURANCE ADMINISTRATORS,       100        N/A
                                   INC.
2186 11                        ANCO CORPORATION                         100        N/A

2187 12                          ANCO INSURANCE SERVICES OF HOUSTON,    100        N/A
                                     INC.
2188 12                          INTER/NATIONAL RENTAL INSURANCE        100        N/A
                                     INC.
2189 12                          MD PREMIUM FINANCE CORPORATION         100        N/A

2190 12                          REGIONAL INSURANCE MANAGEMENT          100        N/A
                                     SERVICES, INC.
2191 11                        BMI INSURANCE SERVICES, INC              100        N/A


2192 11                        CAMPBELL, GALT & NEWLANDS, INC.          100        N/A

2193 11                        COLONIAL PREMIUM FINANCE COMPANY         100        N/A

2194 11                        CUSTOM BENEFIT PROGRAMS, INC.            100        N/A

2195 12                          TURNER P. WILLIAMS & ASSOCIATES, LLC   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2196 11                        EMERSON REID LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2197 12                          MY BENEFIT ADVISOR, LLC                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2198 11                        KIBBLE & PRENTICE HOLDING COMPANY        100        N/A


2199 11                        SIGNATURE PREMIUM FINANCE, INC.          100        N/A

2200 11                        SUMMIT GLOBAL PARTNERS, INC.             100        N/A

2201 12                          MERIDIAN CREDIT SERVICES, INC.         100        N/A

2202 12                          SGP BENEFITS OF TEXAS, INC.            100        N/A

2203 12                          SUMMIT GLOBAL PARTNERS OF TEXAS,       100        N/A
                                     INC.
2204 12                          USI SOUTHWEST, INC.                    100        N/A

2205 12                          USI of Tennessee, Inc.                 100        N/A

2206 12                          VISTA INSURANCE PARTNERS OF            100        N/A
                                     ILLINOIS, INC.
2207 12                          VISTA INSURANCE PARTNERS, INC.         100        N/A

2208 13                            SUMMIT GLOBAL PARTNERS OF OKLAHOMA,  100        N/A
                                     INC.
2209 11                        U.S.I. INSURANCE SERVICES OF             100        N/A
                                   MASSACHUSETTS, INC.
2210 12                          NETCARE SERVICES, INC.                 100        N/A

2211 11                        USI CONSULTING GROUP, INC.               100        N/A

2212 12                          BENEFIT STRATEGIES OF MAINE, INC.      100        N/A

2213 12                          USI ADVISORS, INC.                     100        N/A

2214 12                          USI CONSULTING GROUP OF NEW YORK,      100        N/A
                                     INC.
2215 12                          USI SECURITIES, INC.                   100        N/A

2216 11                        USI INSURANCE SERVICES CORPORATION OF    100        N/A
                                   ILLINOIS, INC.
2217 11                        USI INSURANCE SERVICES OF NEW ENGLAND,   100        N/A
                                   INC.
2218 12                          INEX ALTERNATIVE PROGRAMS, INC.        100        N/A

2219 12                          USI INSURANCE SERVICES OF RHODE        100        N/A
                                     ISLAND, INC.
2220 11                        USI INSURANCE SERVICES OF NORTHERN       100        N/A
                                   CALIFORNIA, INC.
2221 11                        USI Insurance Services of Connecticut,   100        N/A
                                   Inc.
2222 11                        USI MIDATLANTIC, INC.                    100        N/A

2223 11                        USI MIDWEST, INC.                        100        N/A

2224 11                        USI OF SOUTHERN CALIFORNIA INSURANCE     100        N/A
                                   SERVICES, INC.
2225 11                        USI PROPERTY SERVICES LLC                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2226 11                        USI of San Diego Insurance Services,     100        N/A
                                   Inc.
2227 7                 CUCINA HOLDINGS SARL                             100        N/A

2228 7                 GS EDAM DEBT HOLDINGS                            99         N/A

2229 7                 GS LUX DEBT HOLDINGS II S.A.R.L.                 100        N/A

2230 7                 GS LUX DEBT HOLDINGS S.A.R.L.                    100        N/A

2231 7                 GS Lux Management Services S.a r.l.              100        N/A

2232 7                 GS MACE HOLDINGS LIMITED                         100        N/A


2233 7                 GS SUNRAY HOLDINGS, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2234 8                   GS SUNRAY HOLDINGS SUBCO I, L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2235 9                     Hyatt Hotels Corporation                     7          N/A


2236 8                   GS SUNRAY HOLDINGS SUBCO II, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2237 9                     Hyatt Hotels Corporation                     7          N/A


2238 7                 GS TELE CAYMAN                                   100        N/A

2239 7                 GSCP VI AA ONE HOLDING SARL                      100        N/A

2240 7                 GSCP VI NORTH HOLDINGS S.A R.L.                  100        N/A

2241 8                   GSCP VI NORTH HOLDINGS CORP.                   100        N/A

2242 9                     RED SKY HOLDINGS L.P.                        N/A        21

2243 7                 GSCPVI BHC CAYMAN LTD.                           100        N/A

2244 7                 GYMBO HOLDINGS, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2245 7                 HAWKER BEECHCRAFT, INC                           46         N/A

2246 7                 HWBCC LLC                                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2247 8                   HWBCC LP                                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
2248 7                 HWBCC LP                                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2249 7                 INVESTMENT HOLDING ENTITY GP, LTD.               100        N/A

2250 8                   PAPERCO HOLDINGS II, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2251 8                   STEEL HOLDINGS, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
2252 7                 KAR HOLDINGS II, LLC                             34         N/A

2253 7                 Kinder Morgan Holdco LLC                         25         N/A

2254 7                 LUX GSCP 6 / GSOP DEBT S.A R.L.                  100        N/A

2255 7                 LVB ACQUISITION HOLDING, LLC                     24         N/A

2256 7                 NORTH HOLDINGS CAYMAN CORP.                      100        N/A

2257 7                 ONTEX I S.A R.L.                                 50         N/A

2258 8                   ONTEX II S.A R.L.                              100        N/A

2259 9                     ONTEX II-A S.A R.L.                          100        N/A

2260 10                      ONTEX III S.A R.L.                         100        N/A

2261 11                        ONTEX IV S.A R.L.                        100        N/A

2262 12                          ONV TOPCO N.V.                         100        N/A


2263 7                 PAPERCO HOLDINGS, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

2264 7                 PAPERCO INVESTMENTS, L.P.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2265 7                 PROSIGHT INVESTMENT LLC                          551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2266 8                   PROSIGHT GLOBAL HOLDINGS LIMITED               551112 - Offices       Hamilton               BERMUDA
                                                                        of Other Holding
                                                                        Companies
2267 9                     PROSIGHT GLOBAL, INC.                        551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2268 10                      ProSight Specialty Insurance Holdings,     551112 - Offices       New York      NY       UNITED STATES
                               Inc.                                     of Other Holding
                                                                        Companies
2269 11                        PROSIGHT SPECIALTY INSURANCE GROUP,      551112 - Offices       New York      NY       UNITED STATES
                                 INC.                                   of Other Holding
                                                                        Companies
2270 12                          GOTHAM INSURANCE COMPANY               524126 - Direct        New York      NY       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
2271 12                          MUTUAL MARINE OFFICE OF THE MIDWEST,   524210 - Insurance     New York      NY       UNITED STATES
                                   INC.                                 Agencies and
                                                                        Brokerages
2272 12                          NEW YORK MARINE AND GENERAL            524126 - Direct        New York      NY       UNITED STATES
                                   INSURANCE COMPANY                    Property and
                                                                        Casualty Insurance
                                                                        Carriers
2273 13                            GOTHAM INSURANCE COMPANY             524126 - Direct        New York      NY       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
2274 13                            SOUTHWEST MARINE AND GENERAL         524126 - Direct        New York      NY       UNITED STATES
                                     INSURANCE COMPANY                  Property and
                                                                        Casualty Insurance
                                                                        Carriers
2275 12                          PACIFIC MUTUAL MARINE OFFICE, INC.     524210 - Insurance     New York      NY       UNITED STATES
                                                                        Agencies and
                                                                        Brokerages
2276 12                          PROSIGHT SPECIALTY MANAGEMENT          524210 - Insurance     New York      NY       UNITED STATES
                                   COMPANY, INC.                        Agencies and
                                                                        Brokerages
2277 9                     PROSIGHT SPECIALTY INTERNATIONAL             551112 - Offices       Hamilton               BERMUDA
                             HOLDINGS LIMITED                           of Other Holding
                                                                        Companies
2278 10                      PROSIGHT SPECIALTY BERMUDA LIMITED         525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
2279 10                      PROSIGHT SPECIALTY EUROPEAN HOLDINGS       551112 - Offices       Hamilton               BERMUDA
                               LIMITED                                  of Other Holding
                                                                        Companies
2280 11                        EC UNDERWRITING CORPORATE MEMBER         525990 - Other         London                 UNITED KINGDOM
                                 LIMITED                                Financial Vehicles                            (OTHER)
2281 11                        TSM AGENCIES LIMITED                     525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2282 11                        TSM CAPITAL LIMITED                      525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2283 7                 PVF HOLDINGS LLC                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2284 7                 PaperCo Holdings II, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2285 7                 STEAK HOLDINGS, L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2286 8                   PAPERCO INVESTMENTS, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2287 7                 STEEL HOLDINGS, L.P.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2288 7                 TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2289 7                 TEXAS ENERGY FUTURE HOLDINGS LIMITED             525990 - Other         Fort Worth    TX       UNITED STATES
                         PARTNERSHIP                                    Financial Vehicles
2290 7                 U.S. SECURITY ASSOCIATES, L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2291 7                 Xella International Holdings S.a.r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2292 6               UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED    525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
2293 4           GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2294 4           GS CAPITAL PARTNERS VI PIA FUND OFFSHORE, LTD.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2295 4           GS CAPITAL PARTNERS VI PIA FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2296 5             GS CAPITAL PARTNERS VI GMBH & CO. KG                 525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2297 6               BLADERUNNER S.A.R.L.                               551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
2298 6               BUCK HOLDINGS L.P.                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2299 6               BUCK HOLDINGS, LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2300 6               COMPASS INVESTORS INC.                             525990 - Other         Briarcliff    NY       UNITED STATES
                                                                        Financial Vehicles     Manor
2301 6               CUCINA HOLDINGS SARL                               525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2302 6               EDAM ACQUISITION HOLDING I COOPERATIEF U.A.        525990 - Other         Hilversum              NETHERLANDS
                                                                        Financial Vehicles
2303 6               GS EDAM DEBT HOLDINGS                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2304 6               GS LUX DEBT HOLDINGS II S.A.R.L.                   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2305 6               GS LUX DEBT HOLDINGS S.A.R.L.                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2306 6               GS Lux Management Services S.a r.l.                525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2307 6               GS MACE HOLDINGS LIMITED                           551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
2308 6               GS SUNRAY GERMAN FUND I, LTD.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2309 7                 GS SUNRAY GERMAN FUND, L.P.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2310 8                   GS SUNRAY HOLDINGS, L.L.C.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2311 6               GS SUNRAY GERMAN FUND II, LTD.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2312 7                 GS SUNRAY GERMAN FUND, L.P.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2313 6               GS TELE CAYMAN                                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2314 6               GSCP VI AA ONE HOLDING SARL                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2315 6               GSCP VI GERMANY KNIGHT HOLDINGS CORP.              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2316 7                 GSCP VI GERMANY KNIGHT HOLDINGS, L.P.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2317 8                   Kinder Morgan Holdco LLC                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2318 6               GSCP VI GERMANY TXU HOLDINGS CAYMAN, LTD.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2319 7                 GSCP VI GERMANY TXU HOLDINGS, L.P.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2320 8                   TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2321 8                   TEXAS ENERGY FUTURE HOLDINGS LIMITED           525990 - Other         Fort Worth    TX       UNITED STATES
                           PARTNERSHIP                                  Financial Vehicles
2322 6               GSCP VI GERMANY TXU HOLDINGS, LTD.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2323 7                 GSCP VI GERMANY TXU HOLDINGS, L.P.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2324 6               GSCP VI GMBH CASA HOLDINGS II (CAYMAN) LTD.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2325 7                 CASA HOLDINGS II, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2326 6               GSCP VI GMBH CASA HOLDINGS II INC.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2327 7                 CASA HOLDINGS II, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2328 6               GSCP VI GMBH COMPASS CAYMAN GP CORP.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2329 7                 GSCP VI GMBH COMPASS HOLDINGS L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2330 8                   COMPASS CAYMAN HOLDINGS L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2331 6               GSCP VI GMBH COMPASS CAYMAN LTD.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2332 7                 GSCP VI GMBH COMPASS HOLDINGS L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2333 6               GSCP VI GMBH GYMBO HOLDINGS, L.L.C.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2334 7                 GYMBO HOLDINGS, L.P.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2335 6               GSCP VI GMBH KNIGHT HOLDINGS                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2336 7                 GSCP VI GERMANY KNIGHT HOLDINGS, L.P.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2337 6               GSCP VI GMBH NAVI GP, LTD.                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2338 7                 GSCP VI GMBH NAVI, L.P.                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2339 6               GSCP VI GMBH NAVI, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2340 6               GSCP VI GMBH PAPERCO INVESTMENTS, L.L.C.           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2341 7                 PAPERCO INVESTMENTS, L.P.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2342 6               GSCP VI GMBH STEEL HOLDINGS, L.L.C.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2343 6               GSCP VI GmbH Investment Holdings (Cayman) Ltd.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2344 7                 GSCP VI GMBH PAPERCO HOLDINGS, L.L.C.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2345 7                 GSCP VI GmbH PaperCo, L.L.C.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2346 7                 GYMBO HOLDINGS, L.P.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2347 6               GSCP VI NORTH HOLDINGS S.A R.L.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles

2264 7                 PAPERCO INVESTMENTS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2265 7                 PROSIGHT INVESTMENT LLC                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2266 8                   PROSIGHT GLOBAL HOLDINGS LIMITED               51         N/A


2267 9                     PROSIGHT GLOBAL, INC.                        100        N/A


2268 10                      ProSight Specialty Insurance Holdings,     100        N/A
                                 Inc.

2269 11                        PROSIGHT SPECIALTY INSURANCE GROUP,      100        N/A
                                   INC.

2270 12                          GOTHAM INSURANCE COMPANY               100        N/A



2271 12                          MUTUAL MARINE OFFICE OF THE MIDWEST,   100        N/A
                                     INC.

2272 12                          NEW YORK MARINE AND GENERAL            100        N/A
                                     INSURANCE COMPANY


2273 13                            GOTHAM INSURANCE COMPANY             100        N/A



2274 13                            SOUTHWEST MARINE AND GENERAL         100        N/A
                                     INSURANCE COMPANY


2275 12                          PACIFIC MUTUAL MARINE OFFICE, INC.     100        N/A


2276 12                          PROSIGHT SPECIALTY MANAGEMENT          100        N/A
                                     COMPANY, INC.

2277 9                     PROSIGHT SPECIALTY INTERNATIONAL             100        N/A
                               HOLDINGS LIMITED

2278 10                      PROSIGHT SPECIALTY BERMUDA LIMITED         100        N/A

2279 10                      PROSIGHT SPECIALTY EUROPEAN HOLDINGS       100        N/A
                                 LIMITED

2280 11                        EC UNDERWRITING CORPORATE MEMBER         100        N/A
                                   LIMITED
2281 11                        TSM AGENCIES LIMITED                     100        N/A

2282 11                        TSM CAPITAL LIMITED                      100        N/A

2283 7                 PVF HOLDINGS LLC                                 63         N/A

2284 7                 PaperCo Holdings II, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2285 7                 STEAK HOLDINGS, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2286 8                   PAPERCO INVESTMENTS, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2287 7                 STEEL HOLDINGS, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2288 7                 TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2289 7                 TEXAS ENERGY FUTURE HOLDINGS LIMITED             100        11
                           PARTNERSHIP
2290 7                 U.S. SECURITY ASSOCIATES, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2291 7                 Xella International Holdings S.a.r.l.            50         N/A

2292 6               UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED    N/A        43

2293 4           GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2294 4           GS CAPITAL PARTNERS VI PIA FUND OFFSHORE, LTD.         100        N/A

2295 4           GS CAPITAL PARTNERS VI PIA FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
2296 5             GS CAPITAL PARTNERS VI GMBH & CO. KG                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2297 6               BLADERUNNER S.A.R.L.                               100        N/A


2298 6               BUCK HOLDINGS L.P.                                 N/A        23

2299 6               BUCK HOLDINGS, LLC                                 28         N/A

2300 6               COMPASS INVESTORS INC.                             85         N/A

2301 6               CUCINA HOLDINGS SARL                               100        N/A

2302 6               EDAM ACQUISITION HOLDING I COOPERATIEF U.A.        33         N/A

2303 6               GS EDAM DEBT HOLDINGS                              99         N/A

2304 6               GS LUX DEBT HOLDINGS II S.A.R.L.                   100        N/A

2305 6               GS LUX DEBT HOLDINGS S.A.R.L.                      100        N/A

2306 6               GS Lux Management Services S.a r.l.                100        N/A

2307 6               GS MACE HOLDINGS LIMITED                           100        N/A


2308 6               GS SUNRAY GERMAN FUND I, LTD.                      100        N/A

2309 7                 GS SUNRAY GERMAN FUND, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2310 8                   GS SUNRAY HOLDINGS, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2311 6               GS SUNRAY GERMAN FUND II, LTD.                     100        N/A

2312 7                 GS SUNRAY GERMAN FUND, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2313 6               GS TELE CAYMAN                                     100        N/A

2314 6               GSCP VI AA ONE HOLDING SARL                        100        N/A

2315 6               GSCP VI GERMANY KNIGHT HOLDINGS CORP.              100        N/A

2316 7                 GSCP VI GERMANY KNIGHT HOLDINGS, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2317 8                   Kinder Morgan Holdco LLC                       25         N/A

2318 6               GSCP VI GERMANY TXU HOLDINGS CAYMAN, LTD.          100        N/A

2319 7                 GSCP VI GERMANY TXU HOLDINGS, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2320 8                   TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2321 8                   TEXAS ENERGY FUTURE HOLDINGS LIMITED           100        11
                             PARTNERSHIP
2322 6               GSCP VI GERMANY TXU HOLDINGS, LTD.                 100        N/A

2323 7                 GSCP VI GERMANY TXU HOLDINGS, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
2324 6               GSCP VI GMBH CASA HOLDINGS II (CAYMAN) LTD.        100        N/A

2325 7                 CASA HOLDINGS II, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2326 6               GSCP VI GMBH CASA HOLDINGS II INC.                 100        N/A

2327 7                 CASA HOLDINGS II, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2328 6               GSCP VI GMBH COMPASS CAYMAN GP CORP.               100        N/A

2329 7                 GSCP VI GMBH COMPASS HOLDINGS L.P.              N/A        N/A          The direct holder is a
                                                                                               General Partner.
2330 8                   COMPASS CAYMAN HOLDINGS L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2331 6               GSCP VI GMBH COMPASS CAYMAN LTD.                   100        N/A

2332 7                 GSCP VI GMBH COMPASS HOLDINGS L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2333 6               GSCP VI GMBH GYMBO HOLDINGS, L.L.C.                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2334 7                 GYMBO HOLDINGS, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2335 6               GSCP VI GMBH KNIGHT HOLDINGS                       100        N/A

2336 7                 GSCP VI GERMANY KNIGHT HOLDINGS, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
2337 6               GSCP VI GMBH NAVI GP, LTD.                         100        N/A

2338 7                 GSCP VI GMBH NAVI, L.P.                          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2339 6               GSCP VI GMBH NAVI, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2340 6               GSCP VI GMBH PAPERCO INVESTMENTS, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2341 7                 PAPERCO INVESTMENTS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2342 6               GSCP VI GMBH STEEL HOLDINGS, L.L.C.                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2343 6               GSCP VI GmbH Investment Holdings (Cayman) Ltd.     100        N/A

2344 7                 GSCP VI GMBH PAPERCO HOLDINGS, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2345 7                 GSCP VI GmbH PaperCo, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2346 7                 GYMBO HOLDINGS, L.P.                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
2347 6               GSCP VI NORTH HOLDINGS S.A R.L.                    100        N/A

2348 6               GSCPVI BHC CAYMAN LTD.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2349 6               HAR JPN CAYMAN HOLDINGS                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2350 6               HAWKER BEECHCRAFT, INC                             525990 - Other         Wichita       KS       UNITED STATES
                                                                        Financial Vehicles
2351 6               HWBCC LLC                                          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2352 6               HWBCC LP                                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2353 6               KAR HOLDINGS II, LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2354 6               LUX GSCP 6 / GSOP DEBT S.A R.L.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2355 6               LVB ACQUISITION HOLDING, LLC                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2356 6               MFI HOLDING CORPORATION                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2357 6               NORTH HOLDINGS CAYMAN CORP.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2358 6               OCEANS14 GMBH, LTD.                                551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
2359 6               ONTEX I S.A R.L.                                   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2360 6               PROSIGHT INVESTMENT LLC                            551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2361 6               PVF HOLDINGS LLC                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2362 6               STEAK HOLDINGS, L.L.C.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2363 6               STEEL HOLDINGS, L.P.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2364 6               UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED    525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
2365 6               Xella International Holdings S.a.r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2366 5             GS CAPITAL PARTNERS VI OFFSHORE, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2367 6               GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2368 7                 BLADERUNNER S.A.R.L.                             551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
2369 7                 BUCK HOLDINGS L.P.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2370 7                 BUCK HOLDINGS, LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2371 7                 CASA HOLDINGS II, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2372 7                 COMPASS INVESTORS INC.                           525990 - Other         Briarcliff    NY       UNITED STATES
                                                                        Financial Vehicles     Manor
2373 7                 CUCINA HOLDINGS SARL                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2374 7                 GS EDAM DEBT HOLDINGS                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2375 7                 GS LUX DEBT HOLDINGS II S.A.R.L.                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2376 7                 GS LUX DEBT HOLDINGS S.A.R.L.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2377 7                 GS Lux Management Services S.a r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2378 7                 GS MACE HOLDINGS LIMITED                         551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
2379 7                 GS SUNRAY OFFSHORE FUND, L.P.                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2380 8                   GS SUNRAY HOLDINGS, L.L.C.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2381 7                 GS SUNRAY OFFSHORE FUND, LTD.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2382 8                   GS SUNRAY OFFSHORE FUND, L.P.                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2383 7                 GS TELE CAYMAN                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2384 7                 GSCP VI AA ONE HOLDING SARL                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2385 7                 GSCP VI NORTH HOLDINGS S.A R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2386 7                 GSCP VI OFFSHORE CASA HOLDINGS II INC.           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2387 8                   CASA HOLDINGS II, L.L.C.                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2388 7                 GSCP VI OFFSHORE COMPASS CAYMAN GP CORP.         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2389 8                   GSCP VI OFFSHORE COMPASS HOLDINGS L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2390 9                     COMPASS CAYMAN HOLDINGS L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2391 7                 GSCP VI OFFSHORE COMPASS HOLDINGS L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2392 7                 GSCP VI OFFSHORE GYMBO HOLDINGS, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2393 8                   GYMBO HOLDINGS, L.P.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2394 7                 GSCP VI OFFSHORE KNIGHT HOLDINGS CORP.           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2395 8                   GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2396 9                     Kinder Morgan Holdco LLC                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2397 7                 GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2398 7                 GSCP VI OFFSHORE PAPERCO HOLDINGS, L.L.C.        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2399 7                 GSCP VI OFFSHORE PAPERCO INVESTMENTS, L.L.C.     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2400 8                   PAPERCO INVESTMENTS, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2401 7                 GSCP VI OFFSHORE STEEL HOLDINGS, L.L.C.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2402 7                 GSCP VI Offshore PaperCo, L.L.C.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2403 7                 GSCPVI BHC CAYMAN LTD.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2404 7                 GYMBO HOLDINGS, L.P.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2405 7                 HAWKER BEECHCRAFT, INC                           525990 - Other         Wichita       KS       UNITED STATES
                                                                        Financial Vehicles
2406 7                 HWBCC LLC                                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2407 7                 HWBCC LP                                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2408 7                 KAR HOLDINGS II, LLC                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2409 7                 LUX GSCP 6 / GSOP DEBT S.A R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2410 7                 LVB ACQUISITION HOLDING, LLC                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2411 7                 NORTH HOLDINGS CAYMAN CORP.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2412 7                 ONTEX I S.A R.L.                                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2413 7                 PROSIGHT INVESTMENT LLC                          551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2414 7                 PVF HOLDINGS LLC                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2415 7                 STEAK HOLDINGS, L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2416 7                 STEEL HOLDINGS, L.P.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2417 7                 Xella International Holdings S.a.r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2418 6               GSCP VI OFFSHORE ADVISORS, L.L.C.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2419 7                 GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2420 6               GSCP VI OFFSHORE TXU HOLDINGS CAYMAN GP, LLC       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2421 7                 GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2422 8                   GSCP VI OFFSHORE TXU HOLDINGS, L.P.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2423 9                     TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2424 9                     TEXAS ENERGY FUTURE HOLDINGS LIMITED         525990 - Other         Fort Worth    TX       UNITED STATES
                               PARTNERSHIP                              Financial Vehicles
2425 6               GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2426 6               GSCP VI OFFSHORE TXU HOLDINGS, L.P.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2427 6               MFI HOLDING CORPORATION                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2428 6               UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED    525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
2429 5             GS CAPITAL PARTNERS VI PARALLEL, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2430 6               BLADERUNNER S.A.R.L.                               551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
2431 6               BUCK HOLDINGS L.P.                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

2348 6               GSCPVI BHC CAYMAN LTD.                             100        N/A

2349 6               HAR JPN CAYMAN HOLDINGS                            100        N/A

2350 6               HAWKER BEECHCRAFT, INC                             46         N/A

2351 6               HWBCC LLC                                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2352 6               HWBCC LP                                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2353 6               KAR HOLDINGS II, LLC                               34         N/A

2354 6               LUX GSCP 6 / GSOP DEBT S.A R.L.                    100        N/A

2355 6               LVB ACQUISITION HOLDING, LLC                       24         N/A

2356 6               MFI HOLDING CORPORATION                            72         N/A

2357 6               NORTH HOLDINGS CAYMAN CORP.                        100        N/A

2358 6               OCEANS14 GMBH, LTD.                                100        N/A


2359 6               ONTEX I S.A R.L.                                   50         N/A

2360 6               PROSIGHT INVESTMENT LLC                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2361 6               PVF HOLDINGS LLC                                   63         N/A

2362 6               STEAK HOLDINGS, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2363 6               STEEL HOLDINGS, L.P.                               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2364 6               UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED    N/A        43

2365 6               Xella International Holdings S.a.r.l.              50         N/A

2366 5             GS CAPITAL PARTNERS VI OFFSHORE, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2367 6               GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2368 7                 BLADERUNNER S.A.R.L.                             100        N/A


2369 7                 BUCK HOLDINGS L.P.                               N/A        23

2370 7                 BUCK HOLDINGS, LLC                               28         N/A

2371 7                 CASA HOLDINGS II, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2372 7                 COMPASS INVESTORS INC.                           85         N/A

2373 7                 CUCINA HOLDINGS SARL                             100        N/A

2374 7                 GS EDAM DEBT HOLDINGS                            99         N/A

2375 7                 GS LUX DEBT HOLDINGS II S.A.R.L.                 100        N/A

2376 7                 GS LUX DEBT HOLDINGS S.A.R.L.                    100        N/A

2377 7                 GS Lux Management Services S.a r.l.              100        N/A

2378 7                 GS MACE HOLDINGS LIMITED                         100        N/A


2379 7                 GS SUNRAY OFFSHORE FUND, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
2380 8                   GS SUNRAY HOLDINGS, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2381 7                 GS SUNRAY OFFSHORE FUND, LTD.                    100        N/A

2382 8                   GS SUNRAY OFFSHORE FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2383 7                 GS TELE CAYMAN                                   100        N/A

2384 7                 GSCP VI AA ONE HOLDING SARL                      100        N/A

2385 7                 GSCP VI NORTH HOLDINGS S.A R.L.                  100        N/A

2386 7                 GSCP VI OFFSHORE CASA HOLDINGS II INC.           100        N/A

2387 8                   CASA HOLDINGS II, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2388 7                 GSCP VI OFFSHORE COMPASS CAYMAN GP CORP.         100        N/A

2389 8                   GSCP VI OFFSHORE COMPASS HOLDINGS L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2390 9                     COMPASS CAYMAN HOLDINGS L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
2391 7                 GSCP VI OFFSHORE COMPASS HOLDINGS L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2392 7                 GSCP VI OFFSHORE GYMBO HOLDINGS, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2393 8                   GYMBO HOLDINGS, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2394 7                 GSCP VI OFFSHORE KNIGHT HOLDINGS CORP.           100        N/A

2395 8                   GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2396 9                     Kinder Morgan Holdco LLC                     25         N/A

2397 7                 GSCP VI OFFSHORE KNIGHT HOLDINGS, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
2398 7                 GSCP VI OFFSHORE PAPERCO HOLDINGS, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2399 7                 GSCP VI OFFSHORE PAPERCO INVESTMENTS, L.L.C.     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2400 8                   PAPERCO INVESTMENTS, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2401 7                 GSCP VI OFFSHORE STEEL HOLDINGS, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2402 7                 GSCP VI Offshore PaperCo, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2403 7                 GSCPVI BHC CAYMAN LTD.                           100        N/A

2404 7                 GYMBO HOLDINGS, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2405 7                 HAWKER BEECHCRAFT, INC                           46         N/A

2406 7                 HWBCC LLC                                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2407 7                 HWBCC LP                                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2408 7                 KAR HOLDINGS II, LLC                             34         N/A

2409 7                 LUX GSCP 6 / GSOP DEBT S.A R.L.                  100        N/A

2410 7                 LVB ACQUISITION HOLDING, LLC                     24         N/A

2411 7                 NORTH HOLDINGS CAYMAN CORP.                      100        N/A

2412 7                 ONTEX I S.A R.L.                                 50         N/A

2413 7                 PROSIGHT INVESTMENT LLC                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2414 7                 PVF HOLDINGS LLC                                 63         N/A

2415 7                 STEAK HOLDINGS, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2416 7                 STEEL HOLDINGS, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2417 7                 Xella International Holdings S.a.r.l.            50         N/A

2418 6               GSCP VI OFFSHORE ADVISORS, L.L.C.                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2419 7                 GS CAPITAL PARTNERS VI OFFSHORE FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
2420 6               GSCP VI OFFSHORE TXU HOLDINGS CAYMAN GP, LLC       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2421 7                 GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
2422 8                   GSCP VI OFFSHORE TXU HOLDINGS, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2423 9                     TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2424 9                     TEXAS ENERGY FUTURE HOLDINGS LIMITED         100        11
                               PARTNERSHIP
2425 6               GSCP VI OFFSHORE TXU HOLDINGS CAYMAN, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2426 6               GSCP VI OFFSHORE TXU HOLDINGS, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
2427 6               MFI HOLDING CORPORATION                            72         N/A

2428 6               UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED    N/A        43

2429 5             GS CAPITAL PARTNERS VI PARALLEL, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2430 6               BLADERUNNER S.A.R.L.                               100        N/A


2431 6               BUCK HOLDINGS L.P.                                 N/A        23

2432 6               BUCK HOLDINGS, LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2433 6               CASA HOLDINGS II, L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2434 6               COMPASS DELAWARE HOLDINGS II CORP.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2435 6               COMPASS INVESTORS INC.                             525990 - Other         Briarcliff    NY       UNITED STATES
                                                                        Financial Vehicles     Manor
2436 6               CUCINA HOLDINGS SARL                               525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2437 6               EDAM ACQUISITION HOLDING I COOPERATIEF U.A.        525990 - Other         Hilversum              NETHERLANDS
                                                                        Financial Vehicles
2438 6               GS EDAM DEBT HOLDINGS                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2439 6               GS LUX DEBT HOLDINGS II S.A.R.L.                   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2440 6               GS LUX DEBT HOLDINGS S.A.R.L.                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2441 6               GS Lux Management Services S.a r.l.                525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2442 6               GS MACE HOLDINGS LIMITED                           551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
2443 6               GS SUNRAY HOLDINGS PARALLEL, L.L.C.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2444 7                 GS SUNRAY HOLDINGS PARALLEL SUBCO, L.L.C.        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2445 8                   Hyatt Hotels Corporation                       531390 - Other         Chicago       IL       UNITED STATES
                                                                        activities related
                                                                        to real estate
2446 6               GS TELE CAYMAN                                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2447 6               GSCP VI AA ONE PARALLEL HOLDING SARL               525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2448 6               GSCP VI PARALLEL NORTH HOLDINGS S.A.R.L.           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2449 7                 GSCP VI PARALLEL NORTH HOLDING CORP.             525990 - Other         Halifax       NS       CANADA
                                                                        Financial Vehicles
2450 8                   RED SKY HOLDINGS L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2451 6               GSCP VI PARALLEL PROSIGHT, L.L.C.                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2452 7                 ProSight Parallel Investment LLC                 551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2453 8                   PROSIGHT GLOBAL HOLDINGS LIMITED               551112 - Offices       Hamilton               BERMUDA
                                                                        of Other Holding
                                                                        Companies
2454 6               GSCP VI PARALLEL WHITELABEL B LLC                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2455 7                 GSCP VI PARALLEL WHITELABEL S LLC                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2456 8                   ONTEX I S.A R.L.                               525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2457 6               GSCP VI PARALLEL WHITELABEL S LLC                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2458 6               GSCPVI BHC CAYMAN LTD.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2459 6               GYMBO HOLDINGS, L.P.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2460 6               HAWKER BEECHCRAFT, INC                             525990 - Other         Wichita       KS       UNITED STATES
                                                                        Financial Vehicles
2461 6               HWBCC LLC                                          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2462 6               HWBCC LP                                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2463 6               KAR HOLDINGS II, LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2464 6               Kinder Morgan Holdco LLC                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2465 6               LUX GSCP 6 / GSOP DEBT S.A R.L.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2466 6               LVB ACQUISITION HOLDING, LLC                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2467 6               MFI HOLDING CORPORATION                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2468 6               NORTH HOLDINGS CAYMAN CORP.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2469 6               PAPERCO INVESTMENTS, L.P.                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2470 6               PVF HOLDINGS LLC                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2471 6               STEAK HOLDINGS, L.L.C.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2472 6               STEEL HOLDINGS, L.P.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2473 6               TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2474 6               TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP   525990 - Other         Fort Worth    TX       UNITED STATES
                                                                        Financial Vehicles
2475 6               VALOUR HOLDINGS GP, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2476 7                 U.S. SECURITY ASSOCIATES, L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2477 6               Xella International Holdings S.a.r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2478 5             GS CAPITAL PARTNERS VI, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2479 6               GS CAPITAL PARTNERS VI FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2480 6               MFI HOLDING CORPORATION                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2481 4           GS CAPITAL PARTNERS VI PIA PMD QP FUND OFFSHORE, LTD.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2482 4           GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2483 4           GS CAPITAL PARTNERS VI PMD ESC FUND OFFSHORE, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2484 4           GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2485 4           GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE,    525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
2486 4           GS CAPITAL PARTNERS VI PMD QP FUND OFFSHORE, LTD.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2487 4           GS CAPITAL PARTNERS VI PMD QP FUND, L.P.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2488 5             GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2489 5             GS CAPITAL PARTNERS VI GMBH & CO. KG                 525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2490 5             GS CAPITAL PARTNERS VI OFFSHORE, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2491 5             GS CAPITAL PARTNERS VI PARALLEL, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2492 5             GS CAPITAL PARTNERS VI, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2493 3         GS DIRECT, L.L.C.                                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


2494 4           GOLDMAN SACHS CLEAN TECHNOLOGY INVESTMENTS GK          525990 - Other         Minato-ku              JAPAN
                                                                        Financial Vehicles
2495 4           GS CHROMA HOLDINGS LIMITED                             525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
2496 4           GS DIRECT GD LIMITED                                   525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
2497 4           GS DIRECT PHARMA LIMITED                               525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
2498 4           GS DIRECT VALENTINE HOLDINGS                           551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
2499 4           GS LOGISTICS HOLDINGS LTD                              525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
2500 4           GS PHERECLUS HOLDINGS LIMITED                          525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
2501 4           GS Treasure S.a r.l.                                   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2502 4           VGG HOLDING LLC                                        525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
2503 4           YES NETWORK HOLDING COMPANY, LLC                       525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
2504 3         GS LOAN PARTNERS I EMPLOYEE FUNDS GP, L.L.C.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2505 4           GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2506 5             GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2507 6               GS LOAN PARTNERS I ONSHORE, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2508 7                 GSLP I ONSHORE INVESTMENT FUND, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2509 8                   GS Lux Management Services S.a r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2510 8                   GSLP I ONSHORE HOLDINGS FUND, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2511 8                   GSLP I ONSHORE S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2512 9                     GSLP I ONSHORE (BRENNTAG) S.A R.L.           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2513 4           GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2514 3         GS MEZZANINE PARTNERS 2006 EMPLOYEE FUNDS GP, L.L.C.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2515 4           GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND OFFSHORE,     525990 - Other         George Town            CAYMAN ISLANDS
                   LTD.                                                 Financial Vehicles

2432 6               BUCK HOLDINGS, LLC                                 28         N/A

2433 6               CASA HOLDINGS II, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2434 6               COMPASS DELAWARE HOLDINGS II CORP.                 100        N/A

2435 6               COMPASS INVESTORS INC.                             85         N/A

2436 6               CUCINA HOLDINGS SARL                               100        N/A

2437 6               EDAM ACQUISITION HOLDING I COOPERATIEF U.A.        33         N/A

2438 6               GS EDAM DEBT HOLDINGS                              99         N/A

2439 6               GS LUX DEBT HOLDINGS II S.A.R.L.                   100        N/A

2440 6               GS LUX DEBT HOLDINGS S.A.R.L.                      100        N/A

2441 6               GS Lux Management Services S.a r.l.                100        N/A

2442 6               GS MACE HOLDINGS LIMITED                           100        N/A


2443 6               GS SUNRAY HOLDINGS PARALLEL, L.L.C.                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2444 7                 GS SUNRAY HOLDINGS PARALLEL SUBCO, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2445 8                   Hyatt Hotels Corporation                       7          N/A


2446 6               GS TELE CAYMAN                                     100        N/A

2447 6               GSCP VI AA ONE PARALLEL HOLDING SARL               100        N/A

2448 6               GSCP VI PARALLEL NORTH HOLDINGS S.A.R.L.           100        N/A

2449 7                 GSCP VI PARALLEL NORTH HOLDING CORP.             100        N/A

2450 8                   RED SKY HOLDINGS L.P.                          N/A        21

2451 6               GSCP VI PARALLEL PROSIGHT, L.L.C.                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2452 7                 ProSight Parallel Investment LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2453 8                   PROSIGHT GLOBAL HOLDINGS LIMITED               51         N/A


2454 6               GSCP VI PARALLEL WHITELABEL B LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2455 7                 GSCP VI PARALLEL WHITELABEL S LLC                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2456 8                   ONTEX I S.A R.L.                               50         N/A

2457 6               GSCP VI PARALLEL WHITELABEL S LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2458 6               GSCPVI BHC CAYMAN LTD.                             100        N/A

2459 6               GYMBO HOLDINGS, L.P.                               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2460 6               HAWKER BEECHCRAFT, INC                             46         N/A

2461 6               HWBCC LLC                                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2462 6               HWBCC LP                                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2463 6               KAR HOLDINGS II, LLC                               34         N/A

2464 6               Kinder Morgan Holdco LLC                           25         N/A

2465 6               LUX GSCP 6 / GSOP DEBT S.A R.L.                    100        N/A

2466 6               LVB ACQUISITION HOLDING, LLC                       24         N/A

2467 6               MFI HOLDING CORPORATION                            72         N/A

2468 6               NORTH HOLDINGS CAYMAN CORP.                        100        N/A

2469 6               PAPERCO INVESTMENTS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2470 6               PVF HOLDINGS LLC                                   63         N/A

2471 6               STEAK HOLDINGS, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2472 6               STEEL HOLDINGS, L.P.                               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2473 6               TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2474 6               TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP   100        11

2475 6               VALOUR HOLDINGS GP, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2476 7                 U.S. SECURITY ASSOCIATES, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2477 6               Xella International Holdings S.a.r.l.              50         N/A

2478 5             GS CAPITAL PARTNERS VI, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2479 6               GS CAPITAL PARTNERS VI FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2480 6               MFI HOLDING CORPORATION                            72         N/A

2481 4           GS CAPITAL PARTNERS VI PIA PMD QP FUND OFFSHORE, LTD.  100        N/A

2482 4           GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
2483 4           GS CAPITAL PARTNERS VI PMD ESC FUND OFFSHORE, LTD.     100        N/A

2484 4           GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
2485 4           GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE,    N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
2486 4           GS CAPITAL PARTNERS VI PMD QP FUND OFFSHORE, LTD.      100        N/A

2487 4           GS CAPITAL PARTNERS VI PMD QP FUND, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
2488 5             GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2489 5             GS CAPITAL PARTNERS VI GMBH & CO. KG                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2490 5             GS CAPITAL PARTNERS VI OFFSHORE, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2491 5             GS CAPITAL PARTNERS VI PARALLEL, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2492 5             GS CAPITAL PARTNERS VI, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2493 3         GS DIRECT, L.L.C.                                        N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2494 4           GOLDMAN SACHS CLEAN TECHNOLOGY INVESTMENTS GK          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2495 4           GS CHROMA HOLDINGS LIMITED                             100        N/A

2496 4           GS DIRECT GD LIMITED                                   100        N/A

2497 4           GS DIRECT PHARMA LIMITED                               100        N/A

2498 4           GS DIRECT VALENTINE HOLDINGS                           100        N/A


2499 4           GS LOGISTICS HOLDINGS LTD                              100        N/A

2500 4           GS PHERECLUS HOLDINGS LIMITED                          100        N/A

2501 4           GS Treasure S.a r.l.                                   100        N/A

2502 4           VGG HOLDING LLC                                        16         N/A

2503 4           YES NETWORK HOLDING COMPANY, LLC                       30         N/A

2504 3         GS LOAN PARTNERS I EMPLOYEE FUNDS GP, L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2505 4           GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
2506 5             GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2507 6               GS LOAN PARTNERS I ONSHORE, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2508 7                 GSLP I ONSHORE INVESTMENT FUND, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2509 8                   GS Lux Management Services S.a r.l.            100        N/A

2510 8                   GSLP I ONSHORE HOLDINGS FUND, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2511 8                   GSLP I ONSHORE S.A R.L.                        100        N/A

2512 9                     GSLP I ONSHORE (BRENNTAG) S.A R.L.           100        N/A

2513 4           GS LOAN PARTNERS I EMPLOYEE MASTER FUND, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2514 3         GS MEZZANINE PARTNERS 2006 EMPLOYEE FUNDS GP, L.L.C.     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2515 4           GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND OFFSHORE,     100        N/A
                   LTD.

2516 5             GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2517 6               GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2518 7                 GSMP 2006 OFFSHORE INTERNATIONAL, LTD.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2519 8                   GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL      525990 - Other         George Town            CAYMAN ISLANDS
                             (BRENNTAG), LTD.                           Financial Vehicles
2520 8                   GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL,     525990 - Other         George Town            CAYMAN ISLANDS
                             LTD.                                       Financial Vehicles
2521 9                     GSMP 2006 OFFSHORE HOLDINGS S.A.R.L.         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2522 8                   SEVRES II S.A.R.L.                             525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2523 7                 GSMP 2006 OFFSHORE INVESTMENT FUND, LTD.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2524 8                   GS Lux Management Services S.a r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2525 7                 GSMP 2006 OFFSHORE S.A.R.L.                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2526 7                 GSMP 2006 OFFSHORE US, LTD.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2527 8                   GSMP 2006 OFFSHORE HARRAH'S HOLDINGS, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2528 8                   GSMP 2006 OFFSHORE HOLDINGS US, LTD.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2529 8                   GSMP 2006 OFFSHORE MARSICO INVESTMENT, LTD.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2530 8                   GSMP 2006 OFFSHORE SBI HOLDINGS, LTD.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2531 5             GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2532 4           GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2533 5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2534 5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2535 4           GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2536 5             GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2537 6               GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,     525990 - Other         New York      NY       UNITED STATES
                       L.L.C.                                           Financial Vehicles
2538 7                 GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,   525990 - Other         George Town            CAYMAN ISLANDS
                           L.P.                                         Financial Vehicles
2539 8                   GSMP 2006 INSTITUTIONAL INVESTMENT FUND,       525990 - Other         George Town            CAYMAN ISLANDS
                             LTD.                                       Financial Vehicles
2540 9                     GS Lux Management Services S.a r.l.          525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2541 9                     GSMP 2006 INSTITUTIONAL INTERNATIONAL,       525990 - Other         George Town            CAYMAN ISLANDS
                               LTD.                                     Financial Vehicles
2542 10                      GSMP 2006 INSTITUTIONAL HOLDINGS           525990 - Other         George Town            CAYMAN ISLANDS
                                 INTERNATIONAL, LTD.                    Financial Vehicles
2543 11                        GSMP 2006 INSTITUTIONAL HOLDINGS         525990 - Other         George Town            CAYMAN ISLANDS
                                   INTERNATIONAL (BRENNTAG), LTD.       Financial Vehicles
2544 11                        GSMP 2006 INSTITUTIONAL HOLDINGS         525990 - Other         Luxembourg             LUXEMBOURG
                                   S.A.R.L.                             Financial Vehicles
2545 10                      SEVRES II S.A.R.L.                         525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2546 9                     GSMP 2006 INSTITUTIONAL US, LTD.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2547 10                      GSMP 2006 INSTITUTIONAL HARRAH'S           525990 - Other         George Town            CAYMAN ISLANDS
                                 HOLDINGS, LTD.                         Financial Vehicles
2548 10                      GSMP 2006 INSTITUTIONAL HOLDINGS US,       525990 - Other         George Town            CAYMAN ISLANDS
                                 LTD.                                   Financial Vehicles
2549 10                      GSMP 2006 INSTITUTIONAL MARSICO            525990 - Other         George Town            CAYMAN ISLANDS
                                 INVESTMENT, LTD.                       Financial Vehicles
2550 8                   GSMP 2006 INSTITUTIONAL S.A.R.L.               525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2551 6               GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,     525990 - Other         George Town            CAYMAN ISLANDS
                       L.P.                                             Financial Vehicles
2552 5             GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2553 6               GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2554 6               GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2555 4           GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2556 4           GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2557 5             GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2558 5             GS MEZZANINE PARTNERS 2006, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2559 4           GS MEZZANINE PARTNERS 2006 PIA FUND OFFSHORE, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2560 5             GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2561 5             GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2562 4           GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2563 5             GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2564 5             GS MEZZANINE PARTNERS 2006, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2565 3         GS MEZZANINE PARTNERS V EMPLOYEE FUNDS GP, L.L.C.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2566 4           GS FUND HOLDINGS, L.L.C.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2567 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         525990 - Other         New York      NY       UNITED STATES
                     OFFSHORE II, L.L.C.                                Financial Vehicles
2568 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2569 7                 GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2570 8                   GS Lux Management Services S.a r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2571 8                   GSMP V OFFSHORE INTERNATIONAL, LTD.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2572 9                     UMBRELLASTREAM LIMITED PARTNERSHIP           525990 - Other         St. Peter Port         GUERNSEY
                               INCORPORATED                             Financial Vehicles
2573 8                   GSMP V OFFSHORE INVESTMENT FUND, LTD.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2574 8                   GSMP V OFFSHORE S.a r.l.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2575 8                   GSMP V OFFSHORE US, LTD.                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2576 9                     GSMP V OFFSHORE MARSICO INVESTMENT, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2577 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2578 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         525990 - Other         New York      NY       UNITED STATES
                     ONSHORE II, L.L.C.                                 Financial Vehicles
2579 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2580 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2581 4           GS MEZZANINE PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2582 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE, L.P.                                     Financial Vehicles
2583 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2584 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2585 4           GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2586 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         525990 - Other         New York      NY       UNITED STATES
                     ONSHORE, L.P.                                      Financial Vehicles
2587 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2588 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2589 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           525990 - Other         New York      NY       UNITED STATES
                   OFFSHORE II, L.L.C.                                  Financial Vehicles


2590 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
2591 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           525990 - Other         New York      NY       UNITED STATES
                   ONSHORE II, L.L.C.                                   Financial Vehicles


2592 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           525990 - Other         New York      NY       UNITED STATES
                   ONSHORE, L.P.                                        Financial Vehicles
2593 4           GS MEZZANINE PARTNERS V PIA FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2594 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         525990 - Other         New York      NY       UNITED STATES
                     ONSHORE, L.P.                                      Financial Vehicles
2595 5             GS MEZZANINE PARTNERS V, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2596 4           GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2597 5             GS MEZZANINE PARTNERS V PMD QP FUND, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2598 6               GS MEZZANINE PARTNERS V EMPLOYEE MASTER            525990 - Other         New York      NY       UNITED STATES
                       FUND ONSHORE, L.P.                               Financial Vehicles
2599 6               GS MEZZANINE PARTNERS V, L.P.                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

2516 5             GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2517 6               GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2518 7                 GSMP 2006 OFFSHORE INTERNATIONAL, LTD.           100        N/A

2519 8                   GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL      100        N/A
                             (BRENNTAG), LTD.
2520 8                   GSMP 2006 OFFSHORE HOLDINGS INTERNATIONAL,     100        N/A
                             LTD.
2521 9                     GSMP 2006 OFFSHORE HOLDINGS S.A.R.L.         100        N/A

2522 8                   SEVRES II S.A.R.L.                             73         73

2523 7                 GSMP 2006 OFFSHORE INVESTMENT FUND, LTD.         100        N/A

2524 8                   GS Lux Management Services S.a r.l.            100        N/A

2525 7                 GSMP 2006 OFFSHORE S.A.R.L.                      100        N/A

2526 7                 GSMP 2006 OFFSHORE US, LTD.                      100        N/A

2527 8                   GSMP 2006 OFFSHORE HARRAH'S HOLDINGS, LTD.     100        N/A

2528 8                   GSMP 2006 OFFSHORE HOLDINGS US, LTD.           100        N/A

2529 8                   GSMP 2006 OFFSHORE MARSICO INVESTMENT, LTD.    100        N/A

2530 8                   GSMP 2006 OFFSHORE SBI HOLDINGS, LTD.          100        N/A

2531 5             GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2532 4           GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2533 5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2534 5             GS MEZZANINE PARTNERS 2006 ONSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2535 4           GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2536 5             GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2537 6               GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,     N/A        N/A         The direct holder is a
                       L.L.C.                                                                  Managing Member.
2538 7                 GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,   N/A        N/A         The direct holder is a
                           L.P.                                                                General Partner.
2539 8                   GSMP 2006 INSTITUTIONAL INVESTMENT FUND,       100        N/A
                             LTD.
2540 9                     GS Lux Management Services S.a r.l.          100        N/A

2541 9                     GSMP 2006 INSTITUTIONAL INTERNATIONAL,       100        N/A
                               LTD.
2542 10                      GSMP 2006 INSTITUTIONAL HOLDINGS           100        N/A
                                 INTERNATIONAL, LTD.
2543 11                        GSMP 2006 INSTITUTIONAL HOLDINGS         100        N/A
                                   INTERNATIONAL (BRENNTAG), LTD.
2544 11                        GSMP 2006 INSTITUTIONAL HOLDINGS         100        N/A
                                   S.A.R.L.
2545 10                      SEVRES II S.A.R.L.                         73         73

2546 9                     GSMP 2006 INSTITUTIONAL US, LTD.             100        N/A

2547 10                      GSMP 2006 INSTITUTIONAL HARRAH'S           100        N/A
                                 HOLDINGS, LTD.
2548 10                      GSMP 2006 INSTITUTIONAL HOLDINGS US,       100        N/A
                                 LTD.
2549 10                      GSMP 2006 INSTITUTIONAL MARSICO            100        N/A
                                 INVESTMENT, LTD.
2550 8                   GSMP 2006 INSTITUTIONAL S.A.R.L.               100        N/A

2551 6               GS MEZZANINE PARTNERS 2006 INSTITUTIONAL FUND,     N/A        N/A         The direct holder is a
                       L.P.                                                                    Limited Partner.
2552 5             GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2553 6               GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.L.C.   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2554 6               GS MEZZANINE PARTNERS 2006 OFFSHORE FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2555 4           GS MEZZANINE PARTNERS 2006 PCP FUND OFFSHORE, LTD.     100        N/A

2556 4           GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
2557 5             GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2558 5             GS MEZZANINE PARTNERS 2006, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2559 4           GS MEZZANINE PARTNERS 2006 PIA FUND OFFSHORE, LTD.     100        N/A

2560 5             GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2561 5             GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2562 4           GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
2563 5             GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2564 5             GS MEZZANINE PARTNERS 2006, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2565 3         GS MEZZANINE PARTNERS V EMPLOYEE FUNDS GP, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2566 4           GS FUND HOLDINGS, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2567 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         N/A        N/A         The direct holder is a
                     OFFSHORE II, L.L.C.                                                       Non-Managing Member.
2568 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2569 7                 GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2570 8                   GS Lux Management Services S.a r.l.            100        N/A

2571 8                   GSMP V OFFSHORE INTERNATIONAL, LTD.            100        N/A

2572 9                     UMBRELLASTREAM LIMITED PARTNERSHIP           N/A        43
                               INCORPORATED
2573 8                   GSMP V OFFSHORE INVESTMENT FUND, LTD.          100        N/A

2574 8                   GSMP V OFFSHORE S.a r.l.                       100        N/A

2575 8                   GSMP V OFFSHORE US, LTD.                       100        N/A

2576 9                     GSMP V OFFSHORE MARSICO INVESTMENT, LTD.     100        N/A

2577 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2578 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         N/A        N/A         The direct holder is a
                     ONSHORE II, L.L.C.                                                        Non-Managing Member.
2579 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2580 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2581 4           GS MEZZANINE PARTNERS V EMPLOYEE FUND OFFSHORE, LTD.   100        N/A

2582 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         N/A        N/A         The direct holder is a
                     OFFSHORE, L.P.                                                            Limited Partner.
2583 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2584 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2585 4           GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
2586 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         N/A        N/A         The direct holder is a
                     ONSHORE, L.P.                                                             Limited Partner.
2587 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.L.C.       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2588 6               GS MEZZANINE PARTNERS V ONSHORE FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2589 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           N/A        N/A         The direct holder has
                   OFFSHORE II, L.L.C.                                                         Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
2590 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
2591 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           N/A        N/A         The direct holder has
                   ONSHORE II, L.L.C.                                                          Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
2592 4           GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND           N/A        N/A         The direct holder is a
                   ONSHORE, L.P.                                                               General Partner.
2593 4           GS MEZZANINE PARTNERS V PIA FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
2594 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         N/A        N/A         The direct holder is a
                     ONSHORE, L.P.                                                             Limited Partner.
2595 5             GS MEZZANINE PARTNERS V, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2596 4           GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2597 5             GS MEZZANINE PARTNERS V PMD QP FUND, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2598 6               GS MEZZANINE PARTNERS V EMPLOYEE MASTER            N/A        N/A         The direct holder is a
                       FUND ONSHORE, L.P.                                                      Limited Partner.
2599 6               GS MEZZANINE PARTNERS V, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

2600 4           GS MEZZANINE PARTNERS V PMD ESC FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2601 5             GS MEZZANINE PARTNERS V PMD QP FUND, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2602 4           GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2603 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE, L.P.                                     Financial Vehicles
2604 5             GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2605 6               GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.L.C. 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2606 7                 GS MEZZANINE PARTNERS V INSTITUTIONAL FUND,      525990 - Other         George Town            CAYMAN ISLANDS
                           L.P.                                         Financial Vehicles
2607 8                   GS Lux Management Services S.a r.l.            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2608 8                   GSMP V INSTITUTIONAL INTERNATIONAL, LTD.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2609 9                     UMBRELLASTREAM LIMITED PARTNERSHIP           525990 - Other         St. Peter Port         GUERNSEY
                               INCORPORATED                             Financial Vehicles
2610 8                   GSMP V INSTITUTIONAL INVESTMENT FUND, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2611 8                   GSMP V INSTITUTIONAL S.A R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2612 8                   GSMP V INSTITUTIONAL US, LTD.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2613 9                     GSMP V INSTITUTIONAL MARSICO                 525990 - Other         George Town            CAYMAN ISLANDS
                               INVESTMENT, LTD.                         Financial Vehicles
2614 6               GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2615 5             GS MEZZANINE PARTNERS V OFFSHORE, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2616 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2617 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2618 4           GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, LTD.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2619 5             GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2620 4           GS MEZZANINE PARTNERS V PMD QP FUND, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2621 3         GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2622 3         GS PEG EMPLOYEE FUNDS I ADVISORS, LLC                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2623 4           GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND I,    525990 - Other         New York      NY       UNITED STATES
                   LLC                                                  Financial Vehicles
2624 5             GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I,    525990 - Other         New York      NY       UNITED STATES
                     LLC                                                Financial Vehicles
2625 4           GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND I,    525990 - Other         New York      NY       UNITED STATES
                   LLC                                                  Financial Vehicles
2626 3         GS PEG EMPLOYEE FUNDS II ADVISORS, LLC                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2627 4           GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND II,   525990 - Other         New York      NY       UNITED STATES
                   LLC                                                  Financial Vehicles
2628 4           GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND II,   525990 - Other         New York      NY       UNITED STATES
                   LLC                                                  Financial Vehicles
2629 3         GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


2630 3         GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                  525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


2631 4           GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VII,  525990 - Other         New York      NY       UNITED STATES
                   LLC                                                  Financial Vehicles
2632 5             GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII,  525910 - Open-End      New York      NY       UNITED STATES
                     LLC                                                Investment Funds
2633 4           GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII,    525910 - Open-End      New York      NY       UNITED STATES
                   LLC                                                  Investment Funds


2634 3         JEREZ FUNDO DE INVESTIMENTO EM DIREITOS CREDITORIOS      525910 - Open-End      Osasco                 BRAZIL
                 NAO-PADRONIZADOS MULTICARTEIRA                         Investment Funds
2635 3         LIFELOCK, INC.                                           525990 - Other         Tempe         AZ       UNITED STATES
                                                                        Financial Vehicles
2636 3         LIQUIDITYMATCH LLC                                       525990 - Other         Jersey City   NJ       UNITED STATES
                                                                        Financial Vehicles
2637 3         M-CCP PARENT, INC.                                       525990 - Other         Charlotte     NC       UNITED STATES
                                                                        Financial Vehicles
2638 4           M-CCP HOLDINGS, INC.                                   551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2639 5             MERGENT, INC.                                        518210 - Data          Charlotte     NC       UNITED STATES
                                                                        Processing,
                                                                        Hosting, and
                                                                        Related Services
2640 3         MBD 2011 ADVISORS, L.L.C.                                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


2641 4           MBD 2011, L.P.                                         525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
2642 3         NYSE AMEX OPTIONS LLC                                    523210 -               New York      NY       UNITED STATES
                                                                        Securities and
                                                                        Commodity Exchanges
2643 3         PANDA INVESTMENTS LTD                                    551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
2644 3         PATENT SKY LLC                                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2645 3         PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


2646 4           PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


2647 5             PRIVATE EQUITY GROUP MASTER FUND VIII, LLC           525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
2648 4           PRIVATE EQUITY GROUP MASTER FUND VIII, LLC             525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds


2649 3         PIVOTAL HOLDINGS LTD.                                    525990 - Other         Montreal      QC       CANADA
                                                                        Financial Vehicles
2650 4           PIVOTAL PAYMENTS INC.                                  525990 - Other         Melville      NY       UNITED STATES
                                                                        Financial Vehicles
2651 4           Pivotal Payments Corporation                           525990 - Other         Montreal      QC       CANADA
                                                                        Financial Vehicles
2652 3         PRLP VENTURES II, LLC                                    551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2653 4           PRLP 2011 HOLDINGS LLC                                 551112 - Offices       San Juan      PR       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2654 3         PRLP VENTURES LLC                                        525990 - Other         Irving        TX       UNITED STATES
                                                                        Financial Vehicles
2655 4           CPG/GS PR NPL, LLC                                     525990 - Other         San Juan               PUERTO RICO
                                                                        Financial Vehicles
2656 5             CPG/GS ISLAND PROPERTIES I, LLC                      531390 - Other         San Juan      PUERTO   PUERTO RICO
                                                                        activities related                   RICO
                                                                        to real estate
2657 5             CPG/GS ISLAND PROPERTIES II, LLC                     531390 - Other         San Juan      PUERTO   PUERTO RICO
                                                                        activities related                   RICO
                                                                        to real estate
2658 3         ProSight Equity Management Inc.                          551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2659 4           PROSIGHT INVESTMENT LLC                                551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2660 4           ProSight Parallel Investment LLC                       551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2661 3         READY CAPITAL GROUP LLC                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2662 3         REDLINE TRADING SOLUTIONS, INC.                          511210 -               Woburn        MA       UNITED STATES
                                                                        Applications
                                                                        software,
                                                                        computer, packaged
2663 3         SHOELANE GP, L.L.C.                                      525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
2664 4           SHOELANE, L.P.                                         525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
2665 3         SPEAR, LEEDS & KELLOGG SPECIALISTS LLC                   523120 -               Albany        NY       UNITED STATES
                                                                        Securities
                                                                        Brokerage
2666 3         SPIRAL HOLDINGS INC.                                     525990 - Other         Woodcliff     NJ       UNITED STATES
                                                                        Financial Vehicles     Lake
2667 4           SPIRAL INTERMEDIATE INC.                               525990 - Other         Woodcliff     NJ       UNITED STATES
                                                                        Financial Vehicles     Lake
2668 5             SYNCSORT INCORPORATED                                541511 - Computer      Woodcliff     NJ       UNITED STATES
                                                                        program or             Lake
                                                                        software
                                                                        development
2669 3         STONE STREET PEP TECHNOLOGY 2000, L.L.C.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


2670 4           BRIDGE STREET PEP TECHNOLOGY FUND 2000, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2671 4           STONE STREET PEP TECHNOLOGY FUND 2000, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2672 3         THE PORTAL ALLIANCE LLC                                  523210 -               New York      NY       UNITED STATES
                                                                        Securities and
                                                                        Commodity Exchanges
2673 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2008                                       Financial Vehicles
2674 4           GS Lux Management Services S.a r.l.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2675 4           W2008 INTERNATIONAL FINANCE SUB LTD.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2676 5             W2007 BEAR L.L.C.                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2677 5             W2007/W2008 FINANCE LTD.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2678 5             W2008 JUPITER INVESTMENT CAYMAN LTD.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2679 5             W2008 OUKA (DELAWARE) L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2680 5             W2008 RAINBOW 1 (DELAWARE) L.L.C.                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2681 5             W2008 RAINBOW 2 (DELAWARE) L.L.C.                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2682 5             W2008 RAINBOW 3 (DELAWARE) L.L.C.                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2683 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles

2600 4           GS MEZZANINE PARTNERS V PMD ESC FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
2601 5             GS MEZZANINE PARTNERS V PMD QP FUND, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2602 4           GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
2603 5             GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND         N/A        N/A         The direct holder is a
                     OFFSHORE, L.P.                                                            Limited Partner.
2604 5             GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2605 6               GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.L.C. N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2606 7                 GS MEZZANINE PARTNERS V INSTITUTIONAL FUND,      N/A        N/A         The direct holder is a
                           L.P.                                                                General Partner.
2607 8                   GS Lux Management Services S.a r.l.            100        N/A

2608 8                   GSMP V INSTITUTIONAL INTERNATIONAL, LTD.       100        N/A

2609 9                     UMBRELLASTREAM LIMITED PARTNERSHIP           N/A        43
                               INCORPORATED
2610 8                   GSMP V INSTITUTIONAL INVESTMENT FUND, LTD.     100        N/A

2611 8                   GSMP V INSTITUTIONAL S.A R.L.                  100        N/A

2612 8                   GSMP V INSTITUTIONAL US, LTD.                  100        N/A

2613 9                     GSMP V INSTITUTIONAL MARSICO                 100        N/A
                               INVESTMENT, LTD.
2614 6               GS MEZZANINE PARTNERS V INSTITUTIONAL FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2615 5             GS MEZZANINE PARTNERS V OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2616 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2617 6               GS MEZZANINE PARTNERS V OFFSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2618 4           GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, LTD.        100        N/A

2619 5             GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2620 4           GS MEZZANINE PARTNERS V PMD QP FUND, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
2621 3         GS MEZZANINE PARTNERS V OFFSHORE FUND, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2622 3         GS PEG EMPLOYEE FUNDS I ADVISORS, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2623 4           GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND I,    N/A        N/A         The direct holder is a
                   LLC                                                                         Managing Member.
2624 5             GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND I,    N/A        N/A         The direct holder is a
                     LLC                                                                       Non-Managing Member.
2625 4           GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND I,    N/A        N/A         The direct holder is a
                   LLC                                                                         Managing Member.
2626 3         GS PEG EMPLOYEE FUNDS II ADVISORS, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2627 4           GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND II,   N/A        N/A         The direct holder is a
                   LLC                                                                         Managing Member.
2628 4           GOLDMAN SACHS PRIVATE EQUITY GROUP OVERRIDE FUND II,   N/A        N/A         The direct holder is a
                   LLC                                                                         Managing Member.
2629 3         GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                   N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
2630 3         GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                  N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
2631 4           GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VII,  N/A        N/A         The direct holder is a
                   LLC                                                                         Managing Member.
2632 5             GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII,  N/A        N/A         The direct holder is a
                     LLC                                                                       Non-Managing Member.
2633 4           GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER FUND VII,    N/A        N/A         The direct holder has
                   LLC                                                                         Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2634 3         JEREZ FUNDO DE INVESTIMENTO EM DIREITOS CREDITORIOS      100        N/A
                 NAO-PADRONIZADOS MULTICARTEIRA
2635 3         LIFELOCK, INC.                                           70         N/A

2636 3         LIQUIDITYMATCH LLC                                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2637 3         M-CCP PARENT, INC.                                       100        N/A

2638 4           M-CCP HOLDINGS, INC.                                   100        N/A


2639 5             MERGENT, INC.                                        100        N/A



2640 3         MBD 2011 ADVISORS, L.L.C.                                N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2641 4           MBD 2011, L.P.                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2642 3         NYSE AMEX OPTIONS LLC                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2643 3         PANDA INVESTMENTS LTD                                    100        N/A


2644 3         PATENT SKY LLC                                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2645 3         PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                    N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2646 4           PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC           N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2647 5             PRIVATE EQUITY GROUP MASTER FUND VIII, LLC           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2648 4           PRIVATE EQUITY GROUP MASTER FUND VIII, LLC             N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2649 3         PIVOTAL HOLDINGS LTD.                                    1          N/A

2650 4           PIVOTAL PAYMENTS INC.                                  100        N/A

2651 4           Pivotal Payments Corporation                           100        N/A

2652 3         PRLP VENTURES II, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2653 4           PRLP 2011 HOLDINGS LLC                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2654 3         PRLP VENTURES LLC                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2655 4           CPG/GS PR NPL, LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2656 5             CPG/GS ISLAND PROPERTIES I, LLC                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2657 5             CPG/GS ISLAND PROPERTIES II, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2658 3         ProSight Equity Management Inc.                          100        N/A


2659 4           PROSIGHT INVESTMENT LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2660 4           ProSight Parallel Investment LLC                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2661 3         READY CAPITAL GROUP LLC                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2662 3         REDLINE TRADING SOLUTIONS, INC.                          100        N/A



2663 3         SHOELANE GP, L.L.C.                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2664 4           SHOELANE, L.P.                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2665 3         SPEAR, LEEDS & KELLOGG SPECIALISTS LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2666 3         SPIRAL HOLDINGS INC.                                     19         N/A

2667 4           SPIRAL INTERMEDIATE INC.                               100        N/A

2668 5             SYNCSORT INCORPORATED                                100        N/A



2669 3         STONE STREET PEP TECHNOLOGY 2000, L.L.C.                 N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
2670 4           BRIDGE STREET PEP TECHNOLOGY FUND 2000, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
2671 4           STONE STREET PEP TECHNOLOGY FUND 2000, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
2672 3         THE PORTAL ALLIANCE LLC                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2673 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       N/A        N/A         The direct holder is a
                 PARTNERSHIP 2008                                                              Limited Partner.
2674 4           GS Lux Management Services S.a r.l.                    100        N/A

2675 4           W2008 INTERNATIONAL FINANCE SUB LTD.                   100        N/A

2676 5             W2007 BEAR L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2677 5             W2007/W2008 FINANCE LTD.                             100        N/A

2678 5             W2008 JUPITER INVESTMENT CAYMAN LTD.                 100        N/A

2679 5             W2008 OUKA (DELAWARE) L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2680 5             W2008 RAINBOW 1 (DELAWARE) L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2681 5             W2008 RAINBOW 2 (DELAWARE) L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2682 5             W2008 RAINBOW 3 (DELAWARE) L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2683 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class C shares.

2684 6               WHITEHALL EUROPEAN RE 7A S.A R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2685 7                 AMELIA HOLDING 1 B.V.                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2686 7                 RESTIO B.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2687 8                   SATUREA B.V.                                   531390 - Other         Amsterdam              NETHERLANDS
                                                                        activities related
                                                                        to real estate
2688 9                     LANCASTER GMBH & CO. KG                      525990 - Other         Dusseldorf             GERMANY
                                                                        Financial Vehicles
2689 9                     LANCASTER HOLDING GmbH                       525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2690 10                      LANCASTER GMBH & CO. KG                    525990 - Other         Dusseldorf             GERMANY
                                                                        Financial Vehicles
2691 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2692 6               WHITEHALL EUROPEAN RE 8A S.A R.L.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2693 7                 AMELIA HOLDING 1 B.V.                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2694 7                 RESTIO B.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2695 5             WHITEHALL EUROPEAN RE 9 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2696 6               Whitehall European RE 9A S.a r.l.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2697 7                 AMELIA HOLDING 1 B.V.                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2698 7                 RESTIO B.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2699 2       GOLDMAN, SACHS & CO. FINANZ GMBH                           551112 - Offices       Frankfurt am           GERMANY
                                                                        of Other Holding       Main
                                                                        Companies
2700 3         GOLDMAN SACHS AG                                         522110 -               Frankfurt am           GERMANY
                                                                        Commercial Banking     Main
2701 2       GOLDMAN, SACHS & CO. WERTPAPIER GMBH                       523110 -               Frankfurt am           GERMANY
                                                                        Investment Banking     Main
                                                                        and Securities
                                                                        Dealing
2702 2       GREENE AVENUE LIHTC LLC                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2703 2       GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:       525990 - Other         George Town            CAYMAN ISLANDS
               2011 OFFSHORE ADVISORS INC.                              Financial Vehicles
2704 3         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     525990 - Other         George Town            CAYMAN ISLANDS
                 2011 OFFSHORE L.P.                                     Financial Vehicles
2705 4           GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:   525990 - Other         George Town            CAYMAN ISLANDS
                   2011 OFFSHORE HOLDINGS L.P.                          Financial Vehicles
2706 2       GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:       525990 - Other         George Town            CAYMAN ISLANDS
               2011 OFFSHORE HOLDINGS ADVISORS INC.                     Financial Vehicles
2707 3         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     525990 - Other         George Town            CAYMAN ISLANDS
                 2011 OFFSHORE HOLDINGS L.P.                            Financial Vehicles
2708 2       GS (ASIA) L.P.                                             551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2709 2       GS - MPIM I, LLC                                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2710 2       GS 1 HOLDINGS S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2711 3         GS 1 S.A R.L.                                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2712 2       GS 2 HOLDINGS S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2713 3         GS 2 S.A R.L.                                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2714 2       GS 20 FRONT MEMBER LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2715 2       GS 2280 FDB MEMBER LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2716 2       GS 230 PARK ADVISORS, L.L.C.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2717 3         GOLDMAN SACHS 230 PARK INVESTORS, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2718 2       GS 3 HOLDINGS S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2719 3         GS 3 S.A R.L.                                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2720 2       GS 4 HOLDINGS S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2721 3         GS 4 S.A R.L.                                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2722 2       GS 5 HOLDINGS S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2723 3         GS 5 S.A R.L.                                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2724 2       GS 5555 HOLLYWOOD MEMBER LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2725 2       GS 6 HOLDINGS S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2726 3         GS 6 S.A R.L.                                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2727 2       GS 7 HOLDINGS S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2728 3         GS 7 S.A R.L.                                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2729 2       GS ACA, LLC                                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2730 2       GS ADMINISTRATIVE SERVICES, LLC                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2731 2       GS ADVISORS 2000, L.L.C.                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2732 3         GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2733 4           FS Invest S.a r.l.                                     525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
2734 4           GS 2000-I, L.L.C.                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2735 4           GSCP 2000 OFFSHORE CCH HOLDING                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2736 5             GSCP 2000 OFFSHORE CCH HOLDING, L.P.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2737 6               CEQUEL COMMUNICATIONS HOLDINGS, LLC                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2738 5             GSCP 2000 OFFSHORE CEBRIDGE HOLDINGS CORP.           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2739 4           GSCP 2000 OFFSHORE CCH HOLDING, L.P.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2740 4           SUNGARD CAPITAL CORP.                                  51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
2741 3         GS CAPITAL PARTNERS 2000, L.P.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2742 4           FS Invest S.a r.l.                                     525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
2743 4           GS 2000-I, L.L.C.                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2744 4           GSCP 2000 CEBRIDGE HOLDINGS CORP.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2745 5             CEQUEL COMMUNICATIONS HOLDINGS, LLC                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2746 4           SUNGARD CAPITAL CORP.                                  51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
2747 2       GS ADVISORS II, L.L.C.                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2748 2       GS ADVISORS III, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2749 3         GS CAPITAL PARTNERS III OFFSHORE, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2750 3         GS CAPITAL PARTNERS III, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2751 4           EACCESS HOLDINGS L.L.C.                                551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2752 2       GS ADVISORS V AIV, LTD.                                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2753 3         GSCP V AIV, L.P.                                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2754 3         GSCP V INSTITUTIONAL AIV, L.P.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2755 2       GS ADVISORS V, L.L.C.                                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2756 3         GS CAPITAL PARTNERS V GMBH & CO. KG                      525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2757 3         GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2758 3         GS CAPITAL PARTNERS V OFFSHORE, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2759 3         GS CAPITAL PARTNERS V, L.P.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2760 3         GS PRYSMIAN CO-INVEST GP LIMITED                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2761 2       GS ADVISORS VI AIV, LTD.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2762 3         GSCP VI AIV, L.P.                                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2763 4           UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED        525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
2764 3         GSCP VI PARALLEL AIV, L.P.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2765 4           GS LUX DEBT HOLDINGS S.A.R.L.                          525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2766 4           UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED        525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
2767 2       GS ADVISORS VI, L.L.C.                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

2684 6               WHITEHALL EUROPEAN RE 7A S.A R.L.                  100        N/A

2685 7                 AMELIA HOLDING 1 B.V.                            100        N/A

2686 7                 RESTIO B.V.                                      100        N/A

2687 8                   SATUREA B.V.                                   100        N/A


2688 9                     LANCASTER GMBH & CO. KG                      100        100

2689 9                     LANCASTER HOLDING GmbH                       100        N/A

2690 10                      LANCASTER GMBH & CO. KG                    100        100

2691 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class C shares.
2692 6               WHITEHALL EUROPEAN RE 8A S.A R.L.                  100        N/A

2693 7                 AMELIA HOLDING 1 B.V.                            100        N/A

2694 7                 RESTIO B.V.                                      100        N/A

2695 5             WHITEHALL EUROPEAN RE 9 S.A R.L.                     100        N/A

2696 6               Whitehall European RE 9A S.a r.l.                  100        N/A

2697 7                 AMELIA HOLDING 1 B.V.                            100        N/A

2698 7                 RESTIO B.V.                                      100        N/A

2699 2       GOLDMAN, SACHS & CO. FINANZ GMBH                           100        N/A


2700 3         GOLDMAN SACHS AG                                         100        N/A

2701 2       GOLDMAN, SACHS & CO. WERTPAPIER GMBH                       100        N/A



2702 2       GREENE AVENUE LIHTC LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2703 2       GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:       100        N/A
               2011 OFFSHORE ADVISORS INC.
2704 3         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     N/A        N/A         The direct holder is a
                 2011 OFFSHORE L.P.                                                            General Partner.
2705 4           GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:   N/A        N/A         The direct holder is a
                   2011 OFFSHORE HOLDINGS L.P.                                                 Limited Partner.
2706 2       GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:       100        N/A
               2011 OFFSHORE HOLDINGS ADVISORS INC.
2707 3         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     N/A        N/A         The direct holder is a
                 2011 OFFSHORE HOLDINGS L.P.                                                   General Partner.
2708 2       GS (ASIA) L.P.                                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

2709 2       GS - MPIM I, LLC                                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2710 2       GS 1 HOLDINGS S.A R.L.                                     100        N/A

2711 3         GS 1 S.A R.L.                                            100        N/A

2712 2       GS 2 HOLDINGS S.A R.L.                                     100        N/A

2713 3         GS 2 S.A R.L.                                            100        N/A

2714 2       GS 20 FRONT MEMBER LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2715 2       GS 2280 FDB MEMBER LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2716 2       GS 230 PARK ADVISORS, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2717 3         GOLDMAN SACHS 230 PARK INVESTORS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2718 2       GS 3 HOLDINGS S.A R.L.                                     100        N/A

2719 3         GS 3 S.A R.L.                                            100        N/A

2720 2       GS 4 HOLDINGS S.A R.L.                                     100        N/A

2721 3         GS 4 S.A R.L.                                            100        N/A

2722 2       GS 5 HOLDINGS S.A R.L.                                     100        N/A

2723 3         GS 5 S.A R.L.                                            100        N/A

2724 2       GS 5555 HOLLYWOOD MEMBER LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2725 2       GS 6 HOLDINGS S.A R.L.                                     100        N/A

2726 3         GS 6 S.A R.L.                                            100        N/A

2727 2       GS 7 HOLDINGS S.A R.L.                                     100        N/A

2728 3         GS 7 S.A R.L.                                            100        N/A

2729 2       GS ACA, LLC                                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2730 2       GS ADMINISTRATIVE SERVICES, LLC                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2731 2       GS ADVISORS 2000, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2732 3         GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
2733 4           FS Invest S.a r.l.                                     44         N/A

2734 4           GS 2000-I, L.L.C.                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2735 4           GSCP 2000 OFFSHORE CCH HOLDING                         100        N/A

2736 5             GSCP 2000 OFFSHORE CCH HOLDING, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2737 6               CEQUEL COMMUNICATIONS HOLDINGS, LLC                37         N/A

2738 5             GSCP 2000 OFFSHORE CEBRIDGE HOLDINGS CORP.           100        N/A

2739 4           GSCP 2000 OFFSHORE CCH HOLDING, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2740 4           SUNGARD CAPITAL CORP.                                  10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


2741 3         GS CAPITAL PARTNERS 2000, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
2742 4           FS Invest S.a r.l.                                     44         N/A

2743 4           GS 2000-I, L.L.C.                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2744 4           GSCP 2000 CEBRIDGE HOLDINGS CORP.                      100        N/A

2745 5             CEQUEL COMMUNICATIONS HOLDINGS, LLC                  37         N/A

2746 4           SUNGARD CAPITAL CORP.                                  10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


2747 2       GS ADVISORS II, L.L.C.                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2748 2       GS ADVISORS III, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2749 3         GS CAPITAL PARTNERS III OFFSHORE, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2750 3         GS CAPITAL PARTNERS III, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
2751 4           EACCESS HOLDINGS L.L.C.                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2752 2       GS ADVISORS V AIV, LTD.                                    100        N/A

2753 3         GSCP V AIV, L.P.                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2754 3         GSCP V INSTITUTIONAL AIV, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
2755 2       GS ADVISORS V, L.L.C.                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2756 3         GS CAPITAL PARTNERS V GMBH & CO. KG                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2757 3         GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
2758 3         GS CAPITAL PARTNERS V OFFSHORE, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2759 3         GS CAPITAL PARTNERS V, L.P.                              N/A        N/A         The direct holder is a
                                                                                               General Partner.
2760 3         GS PRYSMIAN CO-INVEST GP LIMITED                         100        N/A

2761 2       GS ADVISORS VI AIV, LTD.                                   100        N/A

2762 3         GSCP VI AIV, L.P.                                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
2763 4           UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED        N/A        43

2764 3         GSCP VI PARALLEL AIV, L.P.                               N/A        N/A         The direct holder is a
                                                                                               General Partner.
2765 4           GS LUX DEBT HOLDINGS S.A.R.L.                          100        N/A

2766 4           UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED        N/A        43

2767 2       GS ADVISORS VI, L.L.C.                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2768 3         GS CAPITAL PARTNERS VI GMBH & CO. KG                     525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2769 3         GS CAPITAL PARTNERS VI OFFSHORE, L.P.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2770 3         GS CAPITAL PARTNERS VI PARALLEL, L.P.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2771 3         GS CAPITAL PARTNERS VI, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2772 3         PAPERCO HOLDINGS, L.P.                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2773 2       GS ADVISORS, L.L.C.                                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2774 2       GS AT ADVISORS, L.L.C.                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2775 2       GS AYCO HOLDING LLC                                        551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2776 3         MERCER ALLIED COMPANY, L.P.                              523120 -               Saratoga      NY       UNITED STATES
                                                                        Securities             Springs
                                                                        Brokerage
2777 3         SARATOGA SPRINGS LLC                                     551112 - Offices       Saratoga      NY       UNITED STATES
                                                                        of Other Holding       Springs
                                                                        Companies
2778 4           THE AYCO COMPANY, L.P.                                 523930 -               Saratoga      NY       UNITED STATES
                                                                        Investment Advice      Springs
2779 5             MERCER ALLIED COMPANY, L.P.                          523120 -               Saratoga      NY       UNITED STATES
                                                                        Securities             Springs
                                                                        Brokerage
2780 5             THE AYCO SERVICES AGENCY, L.P.                       524210 - Insurance     Saratoga      NY       UNITED STATES
                                                                        Agencies and           Springs
                                                                        Brokerages
2781 6               MERCAY CORPORATION                                 551112 - Offices       Saratoga      NY       UNITED STATES
                                                                        of Other Holding       Springs
                                                                        Companies
2782 7                 THE AYCO SERVICES INSURANCE AGENCY, INC.         524210 - Insurance     Saratoga      NY       UNITED STATES
                                                                        Agencies and           Springs
                                                                        Brokerages
2783 3         THE AYCO COMPANY, L.P.                                   523930 -               Saratoga      NY       UNITED STATES
                                                                        Investment Advice      Springs
2784 3         THE AYCO SERVICES AGENCY, L.P.                           524210 - Insurance     Saratoga      NY       UNITED STATES
                                                                        Agencies and           Springs
                                                                        Brokerages
2785 2       GS AYCO SENIOR HOLDING LLC                                 551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2786 2       GS BMET ADVISORS, L.L.C.                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2787 3         GOLDMAN SACHS BMET INVESTORS, L.P.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2788 2       GS BMET OFFSHORE ADVISORS, INC.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2789 3         GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2790 3         GOLDMAN SACHS BMET INVESTORS OFFSHORE, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2791 4           GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2792 2       GS BPC Parking Garage, LLC                                 531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
2793 2       GS CABLE ADVISORS, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2794 3         GOLDMAN SACHS CABLE INVESTORS, L.P.                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2795 4           CEQUEL COMMUNICATIONS HOLDINGS, LLC                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2796 2       GS CABLE INVESTORS SLP, L.L.C.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2797 3         GOLDMAN SACHS CABLE INVESTORS, L.P.                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2798 2       GS CAPITAL OPPORTUNITIES LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2799 3         GS FINANCING OPPORTUNITIES LLC                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2800 2       GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2801 3         CEQUEL COMMUNICATIONS HOLDINGS, LLC                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2802 3         FS Invest S.a r.l.                                       525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
2803 3         GS 2000-I, L.L.C.                                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2804 3         GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG      525990 - Other         Berlin                 GERMANY
                                                                        Financial Vehicles
2805 3         GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2806 3         GS CAPITAL PARTNERS 2000, L.P.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2807 3         SUNGARD CAPITAL CORP.                                    51821 - Data           New York      NY       UNITED STATES
                                                                        Processing,
                                                                        Hosting and
                                                                        Related Services
2808 2       GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG        525990 - Other         Berlin                 GERMANY
                                                                        Financial Vehicles
2809 2       GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2810 2       GS CAPITAL PARTNERS 2000, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2811 2       GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW PARTNERSHIP     525990 - Other         Berlin                 GERMANY
                                                                        Financial Vehicles
2812 2       GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW PARTNERSHIP    525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2813 2       GS CAPITAL PARTNERS III OFFSHORE, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2814 2       GS CAPITAL PARTNERS III, L.P.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2815 2       GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2816 2       GS CAPITAL PARTNERS V GMBH & CO. KG                        525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2817 2       GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2818 2       GS CAPITAL PARTNERS V OFFSHORE, L.P.                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2819 2       GS CAPITAL PARTNERS V PCP FUND, L.P.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2820 2       GS CAPITAL PARTNERS V PIA FUND, L.P.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2821 2       GS CAPITAL PARTNERS V, L.P.                                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2822 2       GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2823 2       GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2824 2       GS CAPITAL PARTNERS VI GMBH & CO. KG                       525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
2825 2       GS CAPITAL PARTNERS VI OFFSHORE, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2826 2       GS CAPITAL PARTNERS VI PARALLEL, L.P.                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2827 2       GS CAPITAL PARTNERS VI PIA FUND, L.P.                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2828 2       GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2829 2       GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2830 2       GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2831 2       GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2832 2       GS CAPITAL PARTNERS VI, L.P.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2833 2       GS COMMERCIAL REAL ESTATE LP                               522292 - Real          New York      NY       UNITED STATES
                                                                        Estate Credit
2834 2       GS CORE INNOVATIONS INVESTOR LLC                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2835 2       GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2836 2       GS DGC ADVISORS, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2837 3         GOLDMAN SACHS DGC INVESTORS, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2838 2       GS DGC OFFSHORE ADVISORS, INC.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2839 3         GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2840 3         GOLDMAN SACHS DGC INVESTORS OFFSHORE, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2841 4           GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2842 2       GS DIRECT, L.L.C.                                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2843 2       GS DISTRESSED OPPORTUNITIES EMPLOYEE FUNDS GP, L.L.C.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2844 3         GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND OFFSHORE, L.P. 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2845 3         GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2846 2       GS DIVERSIFIED FUNDING LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2847 3         GS DIVERSIFIED HOLDINGS LIMITED                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2848 3         GS DIVERSIFIED INVESTMENTS LIMITED                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2849 4           GS CAPITAL FUNDING (UK) 1 LIMITED                      525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2850 3         PANDA INVESTMENTS LTD                                    551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
2851 2       GS EDMC ADVISORS, L.L.C.                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

2768 3         GS CAPITAL PARTNERS VI GMBH & CO. KG                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2769 3         GS CAPITAL PARTNERS VI OFFSHORE, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
2770 3         GS CAPITAL PARTNERS VI PARALLEL, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
2771 3         GS CAPITAL PARTNERS VI, L.P.                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
2772 3         PAPERCO HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
2773 2       GS ADVISORS, L.L.C.                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2774 2       GS AT ADVISORS, L.L.C.                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2775 2       GS AYCO HOLDING LLC                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2776 3         MERCER ALLIED COMPANY, L.P.                              N/A        N/A         The direct holder is a
                                                                                               General Partner.

2777 3         SARATOGA SPRINGS LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2778 4           THE AYCO COMPANY, L.P.                                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
2779 5             MERCER ALLIED COMPANY, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

2780 5             THE AYCO SERVICES AGENCY, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

2781 6               MERCAY CORPORATION                                 100        N/A


2782 7                 THE AYCO SERVICES INSURANCE AGENCY, INC.         100        N/A


2783 3         THE AYCO COMPANY, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2784 3         THE AYCO SERVICES AGENCY, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.

2785 2       GS AYCO SENIOR HOLDING LLC                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2786 2       GS BMET ADVISORS, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2787 3         GOLDMAN SACHS BMET INVESTORS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
2788 2       GS BMET OFFSHORE ADVISORS, INC.                            100        N/A

2789 3         GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2790 3         GOLDMAN SACHS BMET INVESTORS OFFSHORE, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
2791 4           GOLDMAN SACHS BMET INVESTORS OFFSHORE HOLDINGS, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2792 2       GS BPC Parking Garage, LLC                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2793 2       GS CABLE ADVISORS, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2794 3         GOLDMAN SACHS CABLE INVESTORS, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2795 4           CEQUEL COMMUNICATIONS HOLDINGS, LLC                    37         N/A

2796 2       GS CABLE INVESTORS SLP, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2797 3         GOLDMAN SACHS CABLE INVESTORS, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2798 2       GS CAPITAL OPPORTUNITIES LLC                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2799 3         GS FINANCING OPPORTUNITIES LLC                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2800 2       GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2801 3         CEQUEL COMMUNICATIONS HOLDINGS, LLC                      37         N/A

2802 3         FS Invest S.a r.l.                                       44         N/A

2803 3         GS 2000-I, L.L.C.                                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2804 3         GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2805 3         GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2806 3         GS CAPITAL PARTNERS 2000, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2807 3         SUNGARD CAPITAL CORP.                                    10         N/A         This holding represents
                                                                                               ownership in A-4 shares.


2808 2       GS CAPITAL PARTNERS 2000 GMBH & CO. BETEILIGUNGS KG        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2809 2       GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2810 2       GS CAPITAL PARTNERS 2000, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2811 2       GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW PARTNERSHIP     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2812 2       GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW PARTNERSHIP    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2813 2       GS CAPITAL PARTNERS III OFFSHORE, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2814 2       GS CAPITAL PARTNERS III, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2815 2       GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2816 2       GS CAPITAL PARTNERS V GMBH & CO. KG                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2817 2       GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2818 2       GS CAPITAL PARTNERS V OFFSHORE, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2819 2       GS CAPITAL PARTNERS V PCP FUND, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2820 2       GS CAPITAL PARTNERS V PIA FUND, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2821 2       GS CAPITAL PARTNERS V, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2822 2       GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2823 2       GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2824 2       GS CAPITAL PARTNERS VI GMBH & CO. KG                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2825 2       GS CAPITAL PARTNERS VI OFFSHORE, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2826 2       GS CAPITAL PARTNERS VI PARALLEL, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2827 2       GS CAPITAL PARTNERS VI PIA FUND, L.P.                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2828 2       GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2829 2       GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2830 2       GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND OFFSHORE, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2831 2       GS CAPITAL PARTNERS VI PMD QP FUND, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2832 2       GS CAPITAL PARTNERS VI, L.P.                               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2833 2       GS COMMERCIAL REAL ESTATE LP                               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2834 2       GS CORE INNOVATIONS INVESTOR LLC                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2835 2       GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2836 2       GS DGC ADVISORS, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2837 3         GOLDMAN SACHS DGC INVESTORS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
2838 2       GS DGC OFFSHORE ADVISORS, INC.                             100        N/A

2839 3         GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
2840 3         GOLDMAN SACHS DGC INVESTORS OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
2841 4           GOLDMAN SACHS DGC INVESTORS OFFSHORE HOLDINGS, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2842 2       GS DIRECT, L.L.C.                                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2843 2       GS DISTRESSED OPPORTUNITIES EMPLOYEE FUNDS GP, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2844 3         GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND OFFSHORE, L.P. N/A        N/A         The direct holder is a
                                                                                               General Partner.
2845 3         GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2846 2       GS DIVERSIFIED FUNDING LLC                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2847 3         GS DIVERSIFIED HOLDINGS LIMITED                          100        N/A

2848 3         GS DIVERSIFIED INVESTMENTS LIMITED                       100        N/A

2849 4           GS CAPITAL FUNDING (UK) 1 LIMITED                      100        N/A

2850 3         PANDA INVESTMENTS LTD                                    100        N/A


2851 2       GS EDMC ADVISORS, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2852 3         GOLDMAN SACHS EDMC INVESTORS, L.P.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2853 2       GS EDMC INVESTORS SLP, L.L.C.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2854 2       GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2855 3         GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2856 4           GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2857 4           GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2858 2       GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2859 2       GS EMPLOYEE FUNDS 2000 GP, L.L.C.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2860 3         GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2861 3         GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2862 3         GS PIA 2000 EMPLOYEE FUND, L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2863 4           GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2864 4           GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2865 3         GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2866 4           GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2867 2       GS EMPLOYEE FUNDS 2000 OFFSHORE GP, L.L.C.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2868 3         GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2869 3         GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2870 2       GS FINANCE CORP.                                           525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
2871 2       GS FINANCIAL SERVICES II, LLC                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2872 3         AMAGANSETT ASSETS                                        525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2873 3         ASSET FUNDING COMPANY IV LIMITED                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2874 3         GS FUNDING EUROPE                                        525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2875 4           AMAGANSETT FUNDING LIMITED                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2876 4           AMAGANSETT II ASSETS LIMITED                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2877 4           GS FUNDING EUROPE I LTD.                               551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
2878 5             GS FUNDING EUROPE II LTD.                            551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
2879 4           GS FUNDING EUROPE II LTD.                              551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
2880 2       GS FINANCIAL SERVICES L.P. (DEL)                           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2881 2       GS FUND HOLDINGS, L.L.C.                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2882 2       GS FUNDING OPPORTUNITIES II LLC                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2883 3         GS FUNDING OPPORTUNITIES LLC                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2884 2       GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2885 3         GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND,     525990 - Other         New York      NY       UNITED STATES
                 L.P.                                                   Financial Vehicles
2886 4           GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2887 5             ADMIRAL GLOBAL & INTERNATIONAL SARL                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2888 6               ABP (JERSEY) LIMITED                               525990 - Other         Saint Helier           JERSEY
                                                                        Financial Vehicles
2889 7                 ABP BONDS UK LIMITED                             525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2890 8                   ABP SUBHOLDINGS UK LIMITED                     525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2891 9                     ABPA HOLDINGS LIMITED                        551111 - Offices       London                 UNITED KINGDOM
                                                                        of Bank Holding                               (OTHER)
                                                                        Companies
2892 10                      ABP FINANCE PLC                            525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
2893 5             GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE     525990 - Other         Amsterdam              NETHERLANDS
                     U.A.                                               Financial Vehicles
2894 6               MATADOR INFRA B.V.                                 525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2895 7                 RED DE CARRETERAS DE OCCIDENTE, S. DE R.L. DE    525910 - Open-End      Mexico City            MEXICO
                           C.V.                                         Investment Funds
2896 5             GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2897 5             GS Lux Management Services S.a r.l.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2898 5             GSIP GLOBAL ADVISORS 2006, L.L.C.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2899 6               GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2900 5             GSIP I Mezzanine Global and International S.a r.l.   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2901 5             GSPX CARRIX LLC                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2902 6               GSPX, L.P.                                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2903 6               PX 3, L.P.                                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2904 5             GSPX, L.P.                                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2905 5             Kinder Morgan Holdco LLC                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2906 5             TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2907 5             TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP     525990 - Other         Fort Worth    TX       UNITED STATES
                                                                        Financial Vehicles
2908 2       GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2909 2       GS GLOBAL INVESTMENTS, CO.                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2910 3         GS GLOBAL INVESTMENTS UK, INC.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2911 4           COUNTY UK LIMITED                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2912 5             COUNTY FUNDING                                       551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
2913 6               COUNTY ASSETS LIMITED                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2914 2       GS GLOBAL MARKETS, INC.                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2915 2       GS HUDSON FERRY HOLDINGS LLC                               551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2916 3         HUDSON FERRY OWNER HOLDINGS LLC                          551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2917 4           HUDSON FERRY OWNER 1 LLC                               551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2918 4           HUDSON FERRY OWNER 2 LLC                               551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2919 3         HUDSON FERRY PARENT 1 LLC                                551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2920 4           HUDSON FERRY OWNER HOLDINGS LLC                        551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2921 3         HUDSON FERRY PARENT 2 LLC                                551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2922 4           HUDSON FERRY PARENT 1 LLC                              551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2923 2       GS HULL HOLDING, INC.                                      551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2924 3         THE HULL GROUP, L.L.C.                                   551112 - Offices       Chicago       IL       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2925 2       GS INDIA HOLDINGS (DELAWARE) L.L.C.                        551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2926 3         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.             551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2927 3         GS INDIA HOLDINGS L.P.                                   551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2928 2       GS INDIA HOLDINGS L.P.                                     551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
2929 2       GS INFRASTRUCTURE ADVISORS 2006, L.L.C.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2930 3         GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2931 3         GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2932 4           ADMIRAL INSTITUTIONAL S.A.R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2933 5             ABP (JERSEY) LIMITED                                 525990 - Other         Saint Helier           JERSEY
                                                                        Financial Vehicles
2934 4           GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.           525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2935 5             MATADOR INFRA B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles

2852 3         GOLDMAN SACHS EDMC INVESTORS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
2853 2       GS EDMC INVESTORS SLP, L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2854 2       GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2855 3         GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2856 4           GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2857 4           GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2858 2       GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2859 2       GS EMPLOYEE FUNDS 2000 GP, L.L.C.                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2860 3         GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2861 3         GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
2862 3         GS PIA 2000 EMPLOYEE FUND, L.P.                          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2863 4           GOLDMAN SACHS DIRECT INVESTMENT FUND 2000, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2864 4           GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2865 3         GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
2866 4           GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2867 2       GS EMPLOYEE FUNDS 2000 OFFSHORE GP, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2868 3         GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE), L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2869 3         GS EMPLOYEE FUND 2000 OFFSHORE, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2870 2       GS FINANCE CORP.                                           100        N/A

2871 2       GS FINANCIAL SERVICES II, LLC                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2872 3         AMAGANSETT ASSETS                                        100        N/A

2873 3         ASSET FUNDING COMPANY IV LIMITED                         100        N/A

2874 3         GS FUNDING EUROPE                                        100        N/A

2875 4           AMAGANSETT FUNDING LIMITED                             100        N/A

2876 4           AMAGANSETT II ASSETS LIMITED                           100        N/A

2877 4           GS FUNDING EUROPE I LTD.                               100        N/A


2878 5             GS FUNDING EUROPE II LTD.                            100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
2879 4           GS FUNDING EUROPE II LTD.                              100        N/A         This holding represents
                                                                                               ownership in Redeemable
                                                                                               shares.
2880 2       GS FINANCIAL SERVICES L.P. (DEL)                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

2881 2       GS FUND HOLDINGS, L.L.C.

2882 2       GS FUNDING OPPORTUNITIES II LLC                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2883 3         GS FUNDING OPPORTUNITIES LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2884 2       GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2885 3         GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND,     N/A        N/A         The direct holder is a
                 L.P.                                                                          Limited Partner.
2886 4           GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2887 5             ADMIRAL GLOBAL & INTERNATIONAL SARL                  99         N/A

2888 6               ABP (JERSEY) LIMITED                               23         23

2889 7                 ABP BONDS UK LIMITED                           100        N/A

2890 8                   ABP SUBHOLDINGS UK LIMITED                   100        N/A

2891 9                     ABPA HOLDINGS LIMITED                      100        N/A


2892 10                      ABP FINANCE PLC                          100        N/A

2893 5             GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE     N/A        N/A         The direct holder is a
                     U.A.                                                                      Non-Managing Member.
2894 6               MATADOR INFRA B.V.                                 100        N/A

2895 7                 RED DE CARRETERAS DE OCCIDENTE, S. DE R.L. DE  79         N/A
                           C.V.
2896 5             GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2897 5             GS Lux Management Services S.a r.l.                  100        N/A

2898 5             GSIP GLOBAL ADVISORS 2006, L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2899 6               GS GLOBAL INFRASTRUCTURE PARTNERS I FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2900 5             GSIP I Mezzanine Global and International S.a r.l.   100        N/A

2901 5             GSPX CARRIX LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2902 6               GSPX, L.P.                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2903 6               PX 3, L.P.                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2904 5             GSPX, L.P.                                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2905 5             Kinder Morgan Holdco LLC                             25         N/A

2906 5             TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2907 5             TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP     100        11

2908 2       GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2909 2       GS GLOBAL INVESTMENTS, CO.                                 100        N/A

2910 3         GS GLOBAL INVESTMENTS UK, INC.                           100        N/A

2911 4           COUNTY UK LIMITED                                      100        100

2912 5             COUNTY FUNDING                                       100        N/A


2913 6               COUNTY ASSETS LIMITED                              100        N/A

2914 2       GS GLOBAL MARKETS, INC.                                    100        N/A

2915 2       GS HUDSON FERRY HOLDINGS LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2916 3         HUDSON FERRY OWNER HOLDINGS LLC                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2917 4           HUDSON FERRY OWNER 1 LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2918 4           HUDSON FERRY OWNER 2 LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2919 3         HUDSON FERRY PARENT 1 LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2920 4           HUDSON FERRY OWNER HOLDINGS LLC                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2921 3         HUDSON FERRY PARENT 2 LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2922 4           HUDSON FERRY PARENT 1 LLC                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

2923 2       GS HULL HOLDING, INC.                                      100        N/A


2924 3         THE HULL GROUP, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2925 2       GS INDIA HOLDINGS (DELAWARE) L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

2926 3         GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.

2927 3         GS INDIA HOLDINGS L.P.                                   N/A        N/A         The direct holder is a
                                                                                               General Partner.

2928 2       GS INDIA HOLDINGS L.P.                                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

2929 2       GS INFRASTRUCTURE ADVISORS 2006, L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2930 3         GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
2931 3         GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2932 4           ADMIRAL INSTITUTIONAL S.A.R.L.                         100        N/A

2933 5             ABP (JERSEY) LIMITED                                 23         23

2934 4           GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2935 5             MATADOR INFRA B.V.                                   100        N/A

2936 4           GSPX, L.P.                                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2937 4           Kinder Morgan Holdco LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2938 4           MATADOR GEN PAR B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2939 5             GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.         525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2940 4           TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2941 4           TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP       525990 - Other         Fort Worth    TX       UNITED STATES
                                                                        Financial Vehicles
2942 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2943 4           ADMIRAL GLOBAL & INTERNATIONAL SARL                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2944 4           GS CARRIX CAYMAN HOLDINGS ADVISORS 2007, LLC           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2945 5             GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2946 6               GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2947 7                 GSPX, L.P.                                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2948 7                 PX 3, L.P.                                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2949 4           GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
2950 4           GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2951 4           GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2952 4           GS INFRASTRUCTURE KNIGHT HOLDINGS CORP.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2953 5             GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2954 6               Kinder Morgan Holdco LLC                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2955 4           GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2956 4           GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN GP, LLC 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2957 5             GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P. 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2958 6               GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS DELAWARE,  525990 - Other         New York      NY       UNITED STATES
                       L.P.                                             Financial Vehicles
2959 7                 GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2960 8                   TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2961 8                   TEXAS ENERGY FUTURE HOLDINGS LIMITED           525990 - Other         Fort Worth    TX       UNITED STATES
                             PARTNERSHIP                                Financial Vehicles
2962 6               GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS GP, LLC    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2963 7                 GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS          525990 - Other         New York      NY       UNITED STATES
                           DELAWARE, L.P.                               Financial Vehicles
2964 4           GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2965 4           GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2966 4           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2967 4           GS Lux Management Services S.a r.l.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2968 4           GSIP I Mezzanine Global and International S.a r.l.     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
2969 4           GSIP INTERNATIONAL ADVISORS 2006, L.L.C.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2970 5             GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND,     525990 - Other         George Town            CAYMAN ISLANDS
                     L.P.                                               Financial Vehicles
2971 2       GS INFRASTRUCTURE ADVISORS 2008, L.L.C.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2972 3         GS GLOBAL INFRASTRUCTURE PARTNERS II, L.P.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2973 3         GS INFRASTRUCTURE PARTNERS II LUX, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2974 2       GS INFRASTRUCTURE PARTNERS I EMPLOYEE FUNDS GP, L.L.C.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2975 3         GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2976 3         GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND,     525990 - Other         New York      NY       UNITED STATES
                 L.P.                                                   Financial Vehicles
2977 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE      525990 - Other         George Town            CAYMAN ISLANDS
                 FUND, L.P.                                             Financial Vehicles
2978 4           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A           525990 - Other         George Town            CAYMAN ISLANDS
                   EMPLOYEE FUND, L.P.                                  Financial Vehicles
2979 5             GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2980 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE      525990 - Other         George Town            CAYMAN ISLANDS
                 FUND, LTD.                                             Financial Vehicles
2981 4           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I             525990 - Other         George Town            CAYMAN ISLANDS
                   EMPLOYEE FUND, L.P.                                  Financial Vehicles
2982 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE    525990 - Other         George Town            CAYMAN ISLANDS
                 FUND, L.P.                                             Financial Vehicles
2983 2       GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
2984 2       GS INTERNATIONAL INFRASTRUCTURE ADVISORS 2008, LTD.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2985 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS II, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2986 4           GSIP GREENHOUSE, L.L.C.                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
2987 2       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,  525990 - Other         George Town            CAYMAN ISLANDS
               L.P.                                                     Financial Vehicles
2988 2       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
2989 2       GS INTERNATIONAL INFRASTRUCTURE PARTNERS II LIQUIDATOR,    525990 - Other         New York      NY       UNITED STATES
               L.L.C.                                                   Financial Vehicles
2990 2       GS INVESTMENT STRATEGIES CANADA INC.                       523930 -               Toronto       ON       CANADA
                                                                        Investment Advice
2991 2       GS INVESTMENT STRATEGIES, LLC                              523920 - Portfolio     New York      NY       UNITED STATES
                                                                        Management
2992 3         GOLDMAN SACHS INVESTMENT PARTNERS GP, LLC                525910 - Open-End      Wilmington    DE       UNITED STATES
                                                                        Investment Funds
2993 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND     525910 - Open-End      George Town            CAYMAN ISLANDS
                   HOLDINGS OFFSHORE, L.P.                              Investment Funds
2994 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND     525910 - Open-End      Wilmington    DE       UNITED STATES
                   HOLDINGS, L.P.                                       Investment Funds
2995 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING          525910 - Open-End      Wilmington    DE       UNITED STATES
                   FUND, L.P.                                           Investment Funds
2996 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        525910 - Open-End      Wilmington    DE       UNITED STATES
                     FUND HOLDINGS, L.P.                                Investment Funds
2997 5             GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
2998 4           GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
2999 4           GOLDMAN SACHS INVESTMENT PARTNERS ESC FUND, L.P.       525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3000 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        525910 - Open-End      Wilmington    DE       UNITED STATES
                     FUND, L.P.                                         Investment Funds
3001 4           GOLDMAN SACHS INVESTMENT PARTNERS MANAGER EMPLOYEE     525910 - Open-End      New York      NY       UNITED STATES
                   FUND, L.P.                                           Investment Funds
3002 4           GOLDMAN SACHS INVESTMENT PARTNERS MANAGER OFFSHORE     525910 - Open-End      Camana Bay             CAYMAN ISLANDS
                   EMPLOYEE FUND, L.P.                                  Investment Funds
3003 4           GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3004 4           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE             525910 - Open-End      George Town            CAYMAN ISLANDS
                   AGGREGATING FUND, L.P.                               Investment Funds
3005 4           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE, L.P.       525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3006 5             GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                     AGGREGATING FUND, L.P.                             Investment Funds
3007 4           GOLDMAN SACHS INVESTMENT PARTNERS QP FUND, L.P.        525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3008 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        525910 - Open-End      Wilmington    DE       UNITED STATES
                     FUND, L.P.                                         Investment Funds
3009 4           GOLDMAN SACHS INVESTMENT PARTNERS, L.P.                525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3010 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        525910 - Open-End      Wilmington    DE       UNITED STATES
                     FUND, L.P.                                         Investment Funds
3011 3         GOLDMAN SACHS INVESTMENT PARTNERS SUB-TRUST              525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds


3012 4           GOLDMAN SACHS INVESTMENT PARTNERS INTERMEDIATE         525910 - Open-End      George Town            CAYMAN ISLANDS
                   SUB-TRUST                                            Investment Funds
3013 5             GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE           525910 - Open-End      George Town            CAYMAN ISLANDS
                     AGGREGATING FUND, L.P.                             Investment Funds
3014 3         GS TDN Advisors, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


3015 4           Goldman Sachs TDN Investors Offshore, L.P.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3016 3         LIBERTY HARBOR, LLC                                      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3017 3         SCIOS INVESTMENT PARTNERS GP, LLC                        551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3018 4           SCIOS INVESTMENT PARTNERS OFFSHORE, L.P.               525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3019 2       GS ISS ADVISORS, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

2936 4           GSPX, L.P.                                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2937 4           Kinder Morgan Holdco LLC                               25         N/A

2938 4           MATADOR GEN PAR B.V.                                   100        N/A

2939 5             GS INSTITUTIONAL INFRASTRUCTURE MATADOR C.V.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2940 4           TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2941 4           TEXAS ENERGY FUTURE HOLDINGS LIMITED PARTNERSHIP       100        11

2942 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
2943 4           ADMIRAL GLOBAL & INTERNATIONAL SARL                    99         N/A

2944 4           GS CARRIX CAYMAN HOLDINGS ADVISORS 2007, LLC           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2945 5             GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
2946 6               GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2947 7                 GSPX, L.P.                                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2948 7                 PX 3, L.P.                                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2949 4           GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE U.A.  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2950 4           GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2951 4           GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
2952 4           GS INFRASTRUCTURE KNIGHT HOLDINGS CORP.                100        N/A

2953 5             GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2954 6               Kinder Morgan Holdco LLC                           25         N/A

2955 4           GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
2956 4           GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN GP, LLC N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2957 5             GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P. N/A        N/A         The direct holder is a
                                                                                               General Partner.
2958 6               GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS DELAWARE,  N/A        N/A         The direct holder is a
                       L.P.                                                                    Limited Partner.
2959 7                 GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2960 8                   TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2961 8                   TEXAS ENERGY FUTURE HOLDINGS LIMITED           100        11
                             PARTNERSHIP
2962 6               GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS GP, LLC    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2963 7                 GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS          N/A        N/A         The direct holder is a
                           DELAWARE, L.P.                                                      General Partner.
2964 4           GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS CAYMAN, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2965 4           GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
2966 4           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND, L.P.  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2967 4           GS Lux Management Services S.a r.l.                    100        N/A

2968 4           GSIP I Mezzanine Global and International S.a r.l.     100        N/A

2969 4           GSIP INTERNATIONAL ADVISORS 2006, L.L.C.               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2970 5             GS INTERNATIONAL INFRASTRUCTURE PARTNERS I FUND,     N/A        N/A         The direct holder is a
                     L.P.                                                                      General Partner.
2971 2       GS INFRASTRUCTURE ADVISORS 2008, L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
2972 3         GS GLOBAL INFRASTRUCTURE PARTNERS II, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
2973 3         GS INFRASTRUCTURE PARTNERS II LUX, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
2974 2       GS INFRASTRUCTURE PARTNERS I EMPLOYEE FUNDS GP, L.L.C.     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2975 3         GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND, L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
2976 3         GS GLOBAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE FUND,     N/A        N/A         The direct holder is a
                 L.P.                                                                          General Partner.
2977 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE      N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
2978 4           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A           N/A        N/A         The direct holder is a
                   EMPLOYEE FUND, L.P.                                                         Limited Partner.
2979 5             GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2980 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE      100        N/A
                 FUND, LTD.
2981 4           GS INTERNATIONAL INFRASTRUCTURE PARTNERS I             N/A        N/A         The direct holder is a
                   EMPLOYEE FUND, L.P.                                                         Limited Partner.
2982 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS I-A EMPLOYEE    N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
2983 2       GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2984 2       GS INTERNATIONAL INFRASTRUCTURE ADVISORS 2008, LTD.        100        N/A

2985 3         GS INTERNATIONAL INFRASTRUCTURE PARTNERS II, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
2986 4           GSIP GREENHOUSE, L.L.C.                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2987 2       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I EMPLOYEE FUND,  N/A        N/A         The direct holder is a
               L.P.                                                                            Limited Partner.
2988 2       GS INTERNATIONAL INFRASTRUCTURE PARTNERS I, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2989 2       GS INTERNATIONAL INFRASTRUCTURE PARTNERS II LIQUIDATOR,    N/A        N/A         The direct holder is a
               L.L.C.                                                                          Non-Managing Member.
2990 2       GS INVESTMENT STRATEGIES CANADA INC.                       100        N/A

2991 2       GS INVESTMENT STRATEGIES, LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2992 3         GOLDMAN SACHS INVESTMENT PARTNERS GP, LLC                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
2993 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND     N/A        N/A         The direct holder is a
                   HOLDINGS OFFSHORE, L.P.                                                     General Partner.
2994 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND     N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                              General Partner.
2995 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING          N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
2996 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        N/A        N/A         The direct holder is a
                     FUND HOLDINGS, L.P.                                                       Limited Partner.
2997 5             GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
2998 4           GOLDMAN SACHS INVESTMENT PARTNERS ERISA FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
2999 4           GOLDMAN SACHS INVESTMENT PARTNERS ESC FUND, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3000 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.
3001 4           GOLDMAN SACHS INVESTMENT PARTNERS MANAGER EMPLOYEE     N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
3002 4           GOLDMAN SACHS INVESTMENT PARTNERS MANAGER OFFSHORE     N/A        N/A         The direct holder is a
                   EMPLOYEE FUND, L.P.                                                         General Partner.
3003 4           GOLDMAN SACHS INVESTMENT PARTNERS MASTER FUND, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3004 4           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE             N/A        N/A         The direct holder is a
                   AGGREGATING FUND, L.P.                                                      General Partner.
3005 4           GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3006 5             GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE           N/A        N/A         The direct holder is a
                     AGGREGATING FUND, L.P.                                                    Limited Partner.
3007 4           GOLDMAN SACHS INVESTMENT PARTNERS QP FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3008 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.
3009 4           GOLDMAN SACHS INVESTMENT PARTNERS, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
3010 5             GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING        N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.
3011 3         GOLDMAN SACHS INVESTMENT PARTNERS SUB-TRUST              N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
3012 4           GOLDMAN SACHS INVESTMENT PARTNERS INTERMEDIATE         100        N/A
                   SUB-TRUST
3013 5             GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE           N/A        N/A         The direct holder is a
                     AGGREGATING FUND, L.P.                                                    Limited Partner.
3014 3         GS TDN Advisors, L.L.C.                                  N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                               other arrangements.
3015 4           Goldman Sachs TDN Investors Offshore, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3016 3         LIBERTY HARBOR, LLC                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3017 3         SCIOS INVESTMENT PARTNERS GP, LLC                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3018 4           SCIOS INVESTMENT PARTNERS OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
3019 2       GS ISS ADVISORS, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3020 3         GOLDMAN SACHS ISS INVESTORS, L.P.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3021 4           FS Invest S.a r.l.                                     525990 - Other         LUXEMBOURG             LUXEMBOURG
                                                                        Financial Vehicles
3022 2       GS JRVR OFFSHORE ADVISORS, INC.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3023 3         GOLDMAN SACHS JRVR INVESTORS OFFSHORE, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3024 2       GS KMI ADVISORS, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3025 3         GOLDMAN SACHS KMI INVESTORS, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3026 2       GS KMI INVESTORS SLP, L.L.C.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3027 2       GS LEG INVESTORS (EURO) COMPANY                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3028 3         LANCASTER COINVESTORS A S.A R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3029 4           RESTIO B.V.                                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3030 3         LANCASTER COINVESTORS S.A R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3031 4           RESTIO B.V.                                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3032 2       GS LEG INVESTORS COMPANY                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3033 3         LANCASTER COINVESTORS A S.A R.L.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3034 3         LANCASTER COINVESTORS S.A R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3035 2       GS LENDING PARTNERS HOLDINGS LLC                           525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
3036 3         GOLDMAN SACHS LENDING PARTNERS LLC                       522294 - Secondary     New York      NY       UNITED STATES
                                                                        Market Financing
3037 2       GS LOAN PARTNERS I ADVISORS, LTD.                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3038 3         GS LOAN PARTNERS I, L.P.                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3039 4           GSLP I OFFSHORE INVESTMENT FUND A, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3040 5             GS Lux Management Services S.a r.l.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3041 5             GSLP I OFFSHORE A S.A.R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3042 6               GSLP I OFFSHORE A (BRENNTAG) S.A R.L.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3043 5             GSLP I OFFSHORE HOLDINGS FUND A, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3044 3         GSLP I OFFSHORE HOLDINGS FUND A, L.P.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3045 3         GSLP I OFFSHORE INVESTMENT FUND A, L.P.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3046 2       GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3047 2       GS LOAN PARTNERS I OFFSHORE ADVISORS B, LTD.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3048 3         GS LOAN PARTNERS I OFFSHORE B, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3049 4           GSLP I OFFSHORE INVESTMENT FUND B, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3050 5             GS Lux Management Services S.a r.l.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3051 5             GSLP I OFFSHORE B S.A.R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3052 6               GSLP I Offshore B (Brenntag) S.a r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3053 5             GSLP I OFFSHORE HOLDINGS FUND B, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3054 3         GSLP I OFFSHORE HOLDINGS FUND B, L.P.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3055 3         GSLP I OFFSHORE INVESTMENT FUND B, L.P.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3056 2       GS LOAN PARTNERS I OFFSHORE ADVISORS C, LTD.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3057 3         GS LOAN PARTNERS I OFFSHORE C, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3058 4           GSLP I OFFSHORE INVESTMENT FUND C, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3059 5             GS Lux Management Services S.a r.l.                  525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3060 5             GSLP I OFFSHORE C S.A R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3061 6               GSLP I Offshore C (Brenntag) S.a r.l.              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3062 5             GSLP I OFFSHORE HOLDINGS FUND C, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3063 3         GSLP I OFFSHORE HOLDINGS FUND C, L.P.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3064 3         GSLP I OFFSHORE INVESTMENT FUND C, L.P.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3065 2       GS LOAN PARTNERS I OFFSHORE B, L.P.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3066 2       GS LOAN PARTNERS I OFFSHORE C, L.P.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3067 2       GS LOAN PARTNERS I ONSHORE ADVISORS, L.L.C.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3068 3         GS LOAN PARTNERS I ONSHORE, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3069 2       GS LOAN PARTNERS I ONSHORE, L.P.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3070 2       GS LOAN PARTNERS I, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3071 2       GS LVB ADVISORS, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3072 3         GS LVB CO-INVEST, L.P.                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3073 4           LVB ACQUISITION HOLDING, LLC                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3074 2       GS MBA INVESTOR LLC                                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3075 2       GS MBEYE ADVISORS, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3076 3         GOLDMAN SACHS MBEYE INVESTORS, L.P.                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3077 2       GS MEHETIA CORP.                                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3078 3         GS MEHETIA PARTNERSHIP LP                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3079 4           MEHETIA HOLDINGS INC.                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3080 3         MEHETIA HOLDINGS INC.                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3081 2       GS MEHETIA LLC                                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3082 3         GS MEHETIA PARTNERSHIP LP                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3083 3         MEHETIA HOLDINGS INC.                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3084 2       GS MEZZANINE ADVISORS 2006, L.L.C.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3085 3         GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3086 3         GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3087 3         GS MEZZANINE PARTNERS 2006, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3088 2       GS MEZZANINE ADVISORS II, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3089 3         GS MEZZANINE PARTNERS II OFFSHORE, L.P.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3090 3         GS MEZZANINE PARTNERS II, L.P.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3091 2       GS MEZZANINE ADVISORS III, L.L.C.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3092 3         GS MEZZANINE PARTNERS III OFFSHORE, L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3093 4           GS MEZZANINE PARTNERS III OFFSHORE FUND, L.L.C.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3094 5             GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3095 6               ALCHEMY HOLDING S.A.R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3096 6               GSMP 3 S.A.R.L.                                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3097 4           GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3098 3         GS MEZZANINE PARTNERS III, L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3099 4           GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3100 5             GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3101 6               ALCHEMY HOLDING S.A.R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3102 6               GSMP 3 ONSHORE S.A.R.L.                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3103 4           GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

3020 3         GOLDMAN SACHS ISS INVESTORS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3021 4           FS Invest S.a r.l.                                     44         N/A

3022 2       GS JRVR OFFSHORE ADVISORS, INC.                            100        N/A

3023 3         GOLDMAN SACHS JRVR INVESTORS OFFSHORE, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
3024 2       GS KMI ADVISORS, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3025 3         GOLDMAN SACHS KMI INVESTORS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3026 2       GS KMI INVESTORS SLP, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3027 2       GS LEG INVESTORS (EURO) COMPANY                            100        N/A

3028 3         LANCASTER COINVESTORS A S.A R.L.                         100        N/A

3029 4           RESTIO B.V.                                            100        N/A

3030 3         LANCASTER COINVESTORS S.A R.L.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3031 4           RESTIO B.V.                                            100        N/A

3032 2       GS LEG INVESTORS COMPANY                                   100        N/A

3033 3         LANCASTER COINVESTORS A S.A R.L.                         100        N/A

3034 3         LANCASTER COINVESTORS S.A R.L.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3035 2       GS LENDING PARTNERS HOLDINGS LLC                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3036 3         GOLDMAN SACHS LENDING PARTNERS LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3037 2       GS LOAN PARTNERS I ADVISORS, LTD.                          100        N/A

3038 3         GS LOAN PARTNERS I, L.P.                                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
3039 4           GSLP I OFFSHORE INVESTMENT FUND A, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3040 5             GS Lux Management Services S.a r.l.                  100        N/A

3041 5             GSLP I OFFSHORE A S.A.R.L.                           100        N/A

3042 6               GSLP I OFFSHORE A (BRENNTAG) S.A R.L.              100        N/A

3043 5             GSLP I OFFSHORE HOLDINGS FUND A, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3044 3         GSLP I OFFSHORE HOLDINGS FUND A, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3045 3         GSLP I OFFSHORE INVESTMENT FUND A, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3046 2       GS LOAN PARTNERS I EMPLOYEE FUND, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3047 2       GS LOAN PARTNERS I OFFSHORE ADVISORS B, LTD.               100        N/A

3048 3         GS LOAN PARTNERS I OFFSHORE B, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3049 4           GSLP I OFFSHORE INVESTMENT FUND B, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3050 5             GS Lux Management Services S.a r.l.                  100        N/A

3051 5             GSLP I OFFSHORE B S.A.R.L.                           100        N/A

3052 6               GSLP I Offshore B (Brenntag) S.a r.l.              100        N/A

3053 5             GSLP I OFFSHORE HOLDINGS FUND B, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3054 3         GSLP I OFFSHORE HOLDINGS FUND B, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3055 3         GSLP I OFFSHORE INVESTMENT FUND B, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3056 2       GS LOAN PARTNERS I OFFSHORE ADVISORS C, LTD.               100        N/A

3057 3         GS LOAN PARTNERS I OFFSHORE C, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3058 4           GSLP I OFFSHORE INVESTMENT FUND C, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3059 5             GS Lux Management Services S.a r.l.                  100        N/A

3060 5             GSLP I OFFSHORE C S.A R.L.                           100        N/A

3061 6               GSLP I Offshore C (Brenntag) S.a r.l.              100        N/A

3062 5             GSLP I OFFSHORE HOLDINGS FUND C, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3063 3         GSLP I OFFSHORE HOLDINGS FUND C, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3064 3         GSLP I OFFSHORE INVESTMENT FUND C, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3065 2       GS LOAN PARTNERS I OFFSHORE B, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3066 2       GS LOAN PARTNERS I OFFSHORE C, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3067 2       GS LOAN PARTNERS I ONSHORE ADVISORS, L.L.C.                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3068 3         GS LOAN PARTNERS I ONSHORE, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3069 2       GS LOAN PARTNERS I ONSHORE, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3070 2       GS LOAN PARTNERS I, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3071 2       GS LVB ADVISORS, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3072 3         GS LVB CO-INVEST, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3073 4           LVB ACQUISITION HOLDING, LLC                           24         N/A

3074 2       GS MBA INVESTOR LLC                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3075 2       GS MBEYE ADVISORS, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3076 3         GOLDMAN SACHS MBEYE INVESTORS, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3077 2       GS MEHETIA CORP.                                           100        N/A

3078 3         GS MEHETIA PARTNERSHIP LP                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3079 4           MEHETIA HOLDINGS INC.                                  100        N/A

3080 3         MEHETIA HOLDINGS INC.                                    100        N/A

3081 2       GS MEHETIA LLC                                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3082 3         GS MEHETIA PARTNERSHIP LP                                N/A        N/A         The direct holder is a
                                                                                               General Partner.
3083 3         MEHETIA HOLDINGS INC.                                    100        N/A

3084 2       GS MEZZANINE ADVISORS 2006, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3085 3         GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
3086 3         GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
3087 3         GS MEZZANINE PARTNERS 2006, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3088 2       GS MEZZANINE ADVISORS II, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3089 3         GS MEZZANINE PARTNERS II OFFSHORE, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3090 3         GS MEZZANINE PARTNERS II, L.P.                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
3091 2       GS MEZZANINE ADVISORS III, L.L.C.                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3092 3         GS MEZZANINE PARTNERS III OFFSHORE, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
3093 4           GS MEZZANINE PARTNERS III OFFSHORE FUND, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3094 5             GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3095 6               ALCHEMY HOLDING S.A.R.L.                           99         96

3096 6               GSMP 3 S.A.R.L.                                    100        N/A

3097 4           GS MEZZANINE PARTNERS III OFFSHORE FUND, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3098 3         GS MEZZANINE PARTNERS III, L.P.                          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3099 4           GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3100 5             GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3101 6               ALCHEMY HOLDING S.A.R.L.                           99         96

3102 6               GSMP 3 ONSHORE S.A.R.L.                            100        N/A

3103 4           GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.           N/A        N/A         The direct holder is a
                                                                        t                       Limited Partner.

3104 2       GS MEZZANINE ADVISORS V, L.L.C.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3105 3         GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3106 3         GS MEZZANINE PARTNERS V OFFSHORE, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3107 3         GS MEZZANINE PARTNERS V, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3108 2       GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3109 2       GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3110 2       GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3111 2       GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3112 2       GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3113 2       GS MEZZANINE PARTNERS 2006, L.P.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3114 2       GS MEZZANINE PARTNERS II OFFSHORE, L.P.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3115 2       GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3116 2       GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3117 3         GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3118 3         GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3119 3         GS MEZZANINE PARTNERS III, L.P.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3120 2       GS MEZZANINE PARTNERS III EMPLOYEE FUNDS GP, L.L.C.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3121 3         GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3122 3         GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3123 3         GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3124 4           GS MEZZANINE PARTNERS III PIA FUND, L.P.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3125 3         GS MEZZANINE PARTNERS III PIA FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3126 2       GS MEZZANINE PARTNERS III OFFSHORE, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3127 2       GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3128 2       GS MEZZANINE PARTNERS III PIA FUND, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3129 2       GS MEZZANINE PARTNERS III, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3130 2       GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3131 2       GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3132 2       GS MEZZANINE PARTNERS V OFFSHORE, L.P.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3133 2       GS MEZZANINE PARTNERS V PIA FUND OFFSHORE, LTD.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3134 3         GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE,   525990 - Other         George Town            CAYMAN ISLANDS
                 L.P.                                                   Financial Vehicles
3135 3         GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3136 3         GS MEZZANINE PARTNERS V OFFSHORE, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3137 2       GS MEZZANINE PARTNERS V PIA FUND, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3138 2       GS MEZZANINE PARTNERS V PIA PMD QP FUND OFFSHORE, LTD.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3139 3         GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3140 2       GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3141 2       GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3142 2       GS MEZZANINE PARTNERS V, L.P.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3143 2       GS MORTGAGE DERIVATIVES, INC.                              523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
3144 2       GS MORTGAGE SECURITIES CORP.                               522320 - Financial     New York      NY       UNITED STATES
                                                                        Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
3145 2       GS MORTGAGE SECURITIES CORPORATION II                      522320 - Financial     New York      NY       UNITED STATES
                                                                        Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
3146 2       GS NEW MARKETS FUND PNR, INC.                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3147 3         GS NEW MARKETS FUND, LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3148 2       GS NEW MARKETS FUND, LLC                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3149 2       GS OPPORTUNITY ADVISORS, L.L.C.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3150 3         GS OPPORTUNITY PARTNERS OFFSHORE, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3151 4           BLADERUNNER S.A.R.L.                                   551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
3152 4           GSOP OFFSHORE GYMBO HOLDINGS, L.L.C.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3153 5             GYMBO HOLDINGS, L.P.                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3154 4           GSOP OFFSHORE PAPERCO HOLDINGS, L.L.C.                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3155 4           GSOP OFFSHORE PAPERCO INVESTMENTS, L.L.C.              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3156 5             PAPERCO INVESTMENTS, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3157 4           GSOP OFFSHORE STEEL HOLDINGS, L.L.C.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3158 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3159 4           STEEL HOLDINGS, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3160 3         GS OPPORTUNITY PARTNERS, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3161 4           BLADERUNNER S.A.R.L.                                   551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
3162 4           GYMBO HOLDINGS, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3163 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3164 4           PAPERCO INVESTMENTS, L.P.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3165 4           STEEL HOLDINGS, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3166 2       GS Opportunity Advisors, Ltd.                              551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3167 3         GS OPPORTUNITY PARTNERS OFFSHORE - C, L.P.               525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3168 4           BLADERUNNER S.A.R.L.                                   551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
3169 4           GYMBO HOLDINGS, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3170 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3171 4           PAPERCO INVESTMENTS, L.P.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3172 4           STEEL HOLDINGS, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3173 3         GS Opportunity Partners Offshore - B, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3174 4           BLADERUNNER S.A.R.L.                                   551112 - Offices       Luxembourg             LUXEMBOURG
                                                                        of Other Holding
                                                                        Companies
3175 4           GYMBO HOLDINGS, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3176 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3177 4           PAPERCO HOLDINGS II, L.P.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3178 4           PAPERCO INVESTMENTS, L.P.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3179 4           STEEL HOLDINGS, L.P.                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3180 2       GS PCP CORE PLUS 2002 GP, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3181 3         GS PCP CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3182 4           GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3183 2       GS PE CSEC OFFSHORE HOLDINGS, L.P.                         525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3184 3         GS VAN GOGH LUX I S.A R.L.                               525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3185 3         GS VAN GOGH LUX II S.A R.L.                              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3186 3         GSV HEYDEN HOLDINGS, L.P.                                551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3187 2       GS PEG EMPLOYEE FUNDS III ADVISORS, LLC                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

3104 2       GS MEZZANINE ADVISORS V, L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3105 3         GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
3106 3         GS MEZZANINE PARTNERS V OFFSHORE, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3107 3         GS MEZZANINE PARTNERS V, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
3108 2       GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3109 2       GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3110 2       GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3111 2       GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3112 2       GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3113 2       GS MEZZANINE PARTNERS 2006, L.P.                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3114 2       GS MEZZANINE PARTNERS II OFFSHORE, L.P.                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3115 2       GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3116 2       GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3117 3         GS MEZZANINE PARTNERS III ONSHORE FUND, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3118 3         GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3119 3         GS MEZZANINE PARTNERS III, L.P.                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3120 2       GS MEZZANINE PARTNERS III EMPLOYEE FUNDS GP, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3121 3         GS MEZZANINE PARTNERS III EMPLOYEE FUND OFFSHORE, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3122 3         GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
3123 3         GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3124 4           GS MEZZANINE PARTNERS III PIA FUND, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3125 3         GS MEZZANINE PARTNERS III PIA FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
3126 2       GS MEZZANINE PARTNERS III OFFSHORE, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3127 2       GS MEZZANINE PARTNERS III PIA FUND OFFSHORE, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3128 2       GS MEZZANINE PARTNERS III PIA FUND, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3129 2       GS MEZZANINE PARTNERS III, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3130 2       GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3131 2       GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3132 2       GS MEZZANINE PARTNERS V OFFSHORE, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3133 2       GS MEZZANINE PARTNERS V PIA FUND OFFSHORE, LTD.            100        N/A

3134 3         GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND OFFSHORE,   N/A        N/A         The direct holder is a
                 L.P.                                                                          Limited Partner.
3135 3         GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3136 3         GS MEZZANINE PARTNERS V OFFSHORE, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3137 2       GS MEZZANINE PARTNERS V PIA FUND, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3138 2       GS MEZZANINE PARTNERS V PIA PMD QP FUND OFFSHORE, LTD.     44         N/A

3139 3         GS MEZZANINE PARTNERS V PMD FUND OFFSHORE, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3140 2       GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3141 2       GS MEZZANINE PARTNERS V PMD QP FUND, L.P.                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3142 2       GS MEZZANINE PARTNERS V, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3143 2       GS MORTGAGE DERIVATIVES, INC.                              100        N/A



3144 2       GS MORTGAGE SECURITIES CORP.                               100        N/A





3145 2       GS MORTGAGE SECURITIES CORPORATION II                      100        N/A





3146 2       GS NEW MARKETS FUND PNR, INC.                              100        N/A

3147 3         GS NEW MARKETS FUND, LLC                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3148 2       GS NEW MARKETS FUND, LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3149 2       GS OPPORTUNITY ADVISORS, L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3150 3         GS OPPORTUNITY PARTNERS OFFSHORE, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3151 4           BLADERUNNER S.A.R.L.                                   100        N/A


3152 4           GSOP OFFSHORE GYMBO HOLDINGS, L.L.C.                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3153 5             GYMBO HOLDINGS, L.P.                                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3154 4           GSOP OFFSHORE PAPERCO HOLDINGS, L.L.C.                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3155 4           GSOP OFFSHORE PAPERCO INVESTMENTS, L.L.C.              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3156 5             PAPERCO INVESTMENTS, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3157 4           GSOP OFFSHORE STEEL HOLDINGS, L.L.C.                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3158 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        100        N/A

3159 4           STEEL HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3160 3         GS OPPORTUNITY PARTNERS, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
3161 4           BLADERUNNER S.A.R.L.                                   100        N/A


3162 4           GYMBO HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3163 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        100        N/A

3164 4           PAPERCO INVESTMENTS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3165 4           STEEL HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3166 2       GS Opportunity Advisors, Ltd.                              100        N/A


3167 3         GS OPPORTUNITY PARTNERS OFFSHORE - C, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
3168 4           BLADERUNNER S.A.R.L.                                   100        N/A


3169 4           GYMBO HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3170 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        100        N/A

3171 4           PAPERCO INVESTMENTS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3172 4           STEEL HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3173 3         GS Opportunity Partners Offshore - B, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
3174 4           BLADERUNNER S.A.R.L.                                   100        N/A


3175 4           GYMBO HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3176 4           LUX GSCP 6 / GSOP DEBT S.A R.L.                        100        N/A

3177 4           PAPERCO HOLDINGS II, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3178 4           PAPERCO INVESTMENTS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3179 4           STEEL HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3180 2       GS PCP CORE PLUS 2002 GP, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3181 3         GS PCP CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3182 4           GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3183 2       GS PE CSEC OFFSHORE HOLDINGS, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3184 3         GS VAN GOGH LUX I S.A R.L.                               100        N/A

3185 3         GS VAN GOGH LUX II S.A R.L.                              100        N/A

3186 3         GSV HEYDEN HOLDINGS, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3187 2       GS PEG EMPLOYEE FUNDS III ADVISORS, LLC                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3188 3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND III,    525990 - Other         New York      NY       UNITED STATES
                 LLC                                                    Financial Vehicles
3189 2       GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3190 2       GS PEG EMPLOYEE FUNDS V ADVISORS, LLC                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3191 3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND V,      525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3192 2       GS PEG EMPLOYEE FUNDS VI ADVISORS, LLC                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3193 3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VI,     525990 - Other         New York      NY       UNITED STATES
                 LLC                                                    Financial Vehicles
3194 4           Goldman Sachs Private Equity Group Master Fund VI, LLC 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3195 5             GOLDMAN SACHS PRIVATE EQUITY PARTNERS X              525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                            Financial Vehicles
3196 6               GOLDMAN SACHS PRIVATE EQUITY PARTNERS X            525990 - Other         George Town            CAYMAN ISLANDS
                       OFFSHORE HOLDINGS FOREIGN INCOME BLOCKER, LTD.   Financial Vehicles
3197 6               GS PEP SAFWAY HOLDINGS, L.L.C.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3198 5             GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.   525990 - Other         Edinburgh              UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
3199 6               GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3200 6               GSV ENERGY HOLDINGS, INC.                          551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3201 6               GSVA OFFSHORE HOLDINGS, INC.                       551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3202 6               GSVF AHO INVESTMENTS CORP.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3203 5             VINTAGE FUND GSVA, L.P.                              551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3204 6               GSVA HOLDINGS, L.P.                                551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3205 2       GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3206 2       GS PIA 2000 EMPLOYEE FUND, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3207 2       GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3208 2       GS PIA ADVISORS I, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3209 3         GS PIA PARTNERS I, L.P.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3210 2       GS PIA PARTNERS I, L.P.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3211 2       GS POWER HOLDINGS LLC                                      523999 -               NEW YORK      NY       UNITED STATES
                                                                        Miscellaneous
                                                                        Financial Investment
                                                                        Activities
3212 3         COGENTRIX ENERGY, LLC                                    551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3213 4           COGENTRIX DELAWARE HOLDINGS, LLC                       551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3214 5             COGENTRIX EASTERN AMERICA, LLC                       551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3215 6               CEDAR POWER CORPORATION                            551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3216 7                 CEDAR I POWER CORPORATION                        551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3217 8                   CEDAR II POWER CORPORATION                     551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3218 9                     CEDAR BAY GENERATING COMPANY, LIMITED        22111 - Electric       Wilmington    DE       UNITED STATES
                             PARTNERSHIP                                Power Generation
3219 6               COGENTRIX POWER HOLDINGS II LLC                    551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3220 7                 COGENTRIX ENERGY POWER COMPANY LLC               551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3221 8                   COGENTRIX SOLAR SERVICES, LLC                  551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3222 9                     APACHE SOLAR ENERGY, LLC                     221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3223 10                      SOLAR GEN 2 LLC                            551112 - Offices       Folsom        CA       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3224 11                        SG2 IMPERIAL VALLEY LLC                  551112 - Offices       Folsom        CA       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3225 9                     SOLAR INVESTMENTS I, LLC                     221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3226 10                      COGENTRIX OF ALAMOSA, LLC                  221119 - Other         Wilmington    DE       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3227 9                     SOLAR INVESTMENTS VI, LLC                    221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3228 9                     SOLAR INVESTMENTS VIII, LLC                  221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3229 9                     SOLAR INVESTMENTS X, LLC                     221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3230 9                     SOLAR INVESTMENTS XI, LLC                    221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3231 9                     SOLAR INVESTMENTS XIII, LLC                  221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3232 9                     SOLAR INVESTMENTS XIX, LLC                   221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3233 9                     SOLAR INVESTMENTS XV, LLC                    221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3234 9                     SOLAR INVESTMENTS XVI, LLC                   221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3235 9                     SOLAR INVESTMENTS XVII, LLC                  221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3236 9                     SOLAR INVESTMENTS XVIII, LLC                 221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3237 9                     SOLAR INVESTMENTS XX, LLC                    221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3238 9                     SOLAR LAND HOLDINGS LLC                      221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3239 9                     SUNRAY ENERGY, INC.                          221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3240 8                   JMCS I HOLDINGS, INC.                          551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3241 8                   RAPTOR HOLDINGS COMPANY                        551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3242 9                     GRAY HAWK POWER CORPORATION                  551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3243 10                      CEDAR BAY COGENERATION, INC.               551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3244 11                        CEDAR BAY GENERATING COMPANY, LIMITED    22111 - Electric       Wilmington    DE       UNITED STATES
                                 PARTNERSHIP                            Power Generation
3245 5             COGENTRIX ENERGY POWER MARKETING, INC.               221122 - Electric      Charlotte     NC       UNITED STATES
                                                                        power broker
3246 5             COGENTRIX FIELD SERVICES, LLC                        551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3247 6               CI, LLC                                            551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3248 7                 CI PROPERTIES, INC.                              531390 - Other         Charlotte     NC       UNITED STATES
                                                                        activities related
                                                                        to real estate
3249 7                 COGENTRIX-MEXICO, INC.                           551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3250 5             COGENTRIX FUELS MANAGEMENT, INC.                     22111 - Electric       Charlotte     NC       UNITED STATES
                                                                        Power Generation
3251 5             COGENTRIX PARTS COMPANY, INC.                        22111 - Electric       Charlotte     NC       UNITED STATES
                                                                        Power Generation
3252 5             COGENTRIX ZYDECO, LLC                                211111 - Development   Charlotte     NC       UNITED STATES
                                                                        of Coal Gasification
                                                                        Project
3253 5             SOUTHAVEN POWER, LLC                                 525990 - Other         Charlotte     NC       UNITED STATES
                                                                        Financial Vehicles
3254 4           COGENTRIX ENERGY MANAGEMENT SERVICES, LLC              551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3255 4           COGENTRIX INTERNATIONAL HOLDINGS, INC.                 551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3256 5             BASAT ELEKTRIK URETIM VE TICARET L.S.                221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3257 5             COGENTRIX INTERNATIONAL HOLDINGS, BV                 551112 - Offices       Amsterdam              NETHERLANDS
                                                                        of Other Holding
                                                                        Companies
3258 6               COGENTRIX MAURITIUS COMPANY                        551112 - Offices       Port Louis             MAURITIUS
                                                                        of Other Holding
                                                                        Companies
3259 6               YELLOW SEA COGENERATION COMPANY, LTD.              551112 - Offices       Port Louis             MAURITIUS
                                                                        of Other Holding
                                                                        Companies
3260 5             COGENTRIX INTERNATIONAL TURKEY I, LLC                551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3261 6               FIRAT ELEKTRIK URETIM VE TICARET A.S.              221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3262 6               KARET ELEKTRIK URETIM VE TICARET A.S.              221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3263 6               SONAT ELEKTRIK URETIM VE TICARET A.S.              221111 -               Istanbul               TURKEY
                                                                        Hydroelectric
                                                                        Power Generation
3264 5             COGENTRIX INTERNATIONAL TURKEY II, LLC               551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3265 6               FIRAT ELEKTRIK URETIM VE TICARET A.S.              221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3266 6               KARET ELEKTRIK URETIM VE TICARET A.S.              221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3267 6               SONAT ELEKTRIK URETIM VE TICARET A.S.              221111 -               Istanbul               TURKEY
                                                                        Hydroelectric
                                                                        Power Generation
3268 5             COGENTRIX INTERNATIONAL TURKEY III, LLC              551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3269 6               FIRAT ELEKTRIK URETIM VE TICARET A.S.              221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3270 6               KARET ELEKTRIK URETIM VE TICARET A.S.              221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3271 5             COGENTRIX INTERNATIONAL UK LIMITED                   525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)

3188 3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND III,    N/A        N/A         The direct holder is a
                 LLC                                                                           Managing Member.
3189 2       GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3190 2       GS PEG EMPLOYEE FUNDS V ADVISORS, LLC                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3191 3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND V,      N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
3192 2       GS PEG EMPLOYEE FUNDS VI ADVISORS, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3193 3         GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE FUND VI,     N/A        N/A         The direct holder is a
                 LLC                                                                           Managing Member.
3194 4           Goldman Sachs Private Equity Group Master Fund VI, LLC N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3195 5             GOLDMAN SACHS PRIVATE EQUITY PARTNERS X              N/A        N/A         The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                                   Limited Partner.
3196 6               GOLDMAN SACHS PRIVATE EQUITY PARTNERS X            100        N/A
                       OFFSHORE HOLDINGS FOREIGN INCOME BLOCKER, LTD.
3197 6               GS PEP SAFWAY HOLDINGS, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3198 5             GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3199 6               GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3200 6               GSV ENERGY HOLDINGS, INC.                          99         N/A


3201 6               GSVA OFFSHORE HOLDINGS, INC.                       100        N/A


3202 6               GSVF AHO INVESTMENTS CORP.                         99         N/A

3203 5             VINTAGE FUND GSVA, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3204 6               GSVA HOLDINGS, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3205 2       GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3206 2       GS PIA 2000 EMPLOYEE FUND, L.P.                            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3207 2       GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3208 2       GS PIA ADVISORS I, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3209 3         GS PIA PARTNERS I, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3210 2       GS PIA PARTNERS I, L.P.                                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3211 2       GS POWER HOLDINGS LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.


3212 3         COGENTRIX ENERGY, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3213 4           COGENTRIX DELAWARE HOLDINGS, LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3214 5             COGENTRIX EASTERN AMERICA, LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3215 6               CEDAR POWER CORPORATION                            100        N/A


3216 7                 CEDAR I POWER CORPORATION                        100        N/A


3217 8                   CEDAR II POWER CORPORATION                     100        N/A


3218 9                     CEDAR BAY GENERATING COMPANY, LIMITED        N/A        N/A         The direct holder is a
                             PARTNERSHIP                                                       General Partner.
3219 6               COGENTRIX POWER HOLDINGS II LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3220 7                 COGENTRIX ENERGY POWER COMPANY LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3221 8                   COGENTRIX SOLAR SERVICES, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3222 9                     APACHE SOLAR ENERGY, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3223 10                      SOLAR GEN 2 LLC                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3224 11                        SG2 IMPERIAL VALLEY LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3225 9                     SOLAR INVESTMENTS I, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3226 10                      COGENTRIX OF ALAMOSA, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3227 9                     SOLAR INVESTMENTS VI, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3228 9                     SOLAR INVESTMENTS VIII, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3229 9                     SOLAR INVESTMENTS X, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3230 9                     SOLAR INVESTMENTS XI, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3231 9                     SOLAR INVESTMENTS XIII, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3232 9                     SOLAR INVESTMENTS XIX, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3233 9                     SOLAR INVESTMENTS XV, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3234 9                     SOLAR INVESTMENTS XVI, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3235 9                     SOLAR INVESTMENTS XVII, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3236 9                     SOLAR INVESTMENTS XVIII, LLC                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3237 9                     SOLAR INVESTMENTS XX, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3238 9                     SOLAR LAND HOLDINGS LLC                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3239 9                     SUNRAY ENERGY, INC.                          100        N/A


3240 8                   JMCS I HOLDINGS, INC.                          100        N/A


3241 8                   RAPTOR HOLDINGS COMPANY                        100        N/A


3242 9                     GRAY HAWK POWER CORPORATION                  100        N/A


3243 10                      CEDAR BAY COGENERATION, INC.               100        N/A


3244 11                        CEDAR BAY GENERATING COMPANY, LIMITED    N/A        N/A         The direct holder is a
                                 PARTNERSHIP                                                   General Partner.
3245 5             COGENTRIX ENERGY POWER MARKETING, INC.               100        N/A

3246 5             COGENTRIX FIELD SERVICES, LLC                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3247 6               CI, LLC                                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3248 7                 CI PROPERTIES, INC.                              100        N/A


3249 7                 COGENTRIX-MEXICO, INC.                           100        N/A


3250 5             COGENTRIX FUELS MANAGEMENT, INC.                     100        N/A

3251 5             COGENTRIX PARTS COMPANY, INC.                        100        N/A

3252 5             COGENTRIX ZYDECO, LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3253 5             SOUTHAVEN POWER, LLC                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3254 4           COGENTRIX ENERGY MANAGEMENT SERVICES, LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3255 4           COGENTRIX INTERNATIONAL HOLDINGS, INC.                 100        N/A


3256 5             BASAT ELEKTRIK URETIM VE TICARET L.S.                100        N/A


3257 5             COGENTRIX INTERNATIONAL HOLDINGS, BV                 100        N/A


3258 6               COGENTRIX MAURITIUS COMPANY                        100        N/A


3259 6               YELLOW SEA COGENERATION COMPANY, LTD.              100        N/A


3260 5             COGENTRIX INTERNATIONAL TURKEY I, LLC                N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3261 6               FIRAT ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3262 6               KARET ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3263 6               SONAT ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3264 5             COGENTRIX INTERNATIONAL TURKEY II, LLC               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3265 6               FIRAT ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3266 6               KARET ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3267 6               SONAT ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3268 5             COGENTRIX INTERNATIONAL TURKEY III, LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3269 6               FIRAT ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3270 6               KARET ELEKTRIK URETIM VE TICARET A.S.              100        N/A


3271 5             COGENTRIX INTERNATIONAL UK LIMITED                   100        N/A

3272 6               ETI ELEKTRIK URETIM, A.S.                          221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3273 7                 BASAT ELEKTRIK URETIM VE TICARET L.S.            221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3274 7                 DERTON ELEKTRIK URETIM VE TICARET A.S.           221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3275 7                 DORAT ELEKTRIK URETIM VE TICARET A.S.            221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3276 7                 EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.    221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3277 7                 FIRAT ELEKTRIK URETIM VE TICARET A.S.            221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3278 7                 KARET ELEKTRIK URETIM VE TICARET A.S.            221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3279 7                 MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.     221111 -               Istanbul               TURKEY
                                                                        Hydroelectric
                                                                        Power Generation
3280 7                 SONAT ELEKTRIK URETIM VE TICARET A.S.            221111 -               Istanbul               TURKEY
                                                                        Hydroelectric
                                                                        Power Generation
3281 7                 UCGEN ENERJI ELEKTRIK URETIM L.S.                221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3282 7                 YADE ELEKTRIK URETIM VE TICARET L.S.             221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3283 5             COGENTRIX MAURITIUS COMPANY                          551112 - Offices       Port Louis             MAURITIUS
                                                                        of Other Holding
                                                                        Companies
3284 5             COGENTRIX OF BRAZIL, INC.                            551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3285 5             DERTON ELEKTRIK URETIM VE TICARET A.S.               221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3286 5             DORAT ELEKTRIK URETIM VE TICARET A.S.                221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3287 5             EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.        221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3288 5             FIRAT ELEKTRIK URETIM VE TICARET A.S.                221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3289 5             KARET ELEKTRIK URETIM VE TICARET A.S.                221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3290 5             MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.         221111 -               Istanbul               TURKEY
                                                                        Hydroelectric
                                                                        Power Generation
3291 5             SONAT ELEKTRIK URETIM VE TICARET A.S.                221111 -               Istanbul               TURKEY
                                                                        Hydroelectric
                                                                        Power Generation
3292 5             UCGEN ENERJI ELEKTRIK URETIM L.S.                    221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3293 5             YADE ELEKTRIK URETIM VE TICARET L.S.                 221119 - Other         Istanbul               TURKEY
                                                                        Electric Power
                                                                        Generation
3294 4           COGENTRIX POWER HOLDINGS I LLC                         551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3295 5             COGENTRIX OPERATING SERVICES HOLDINGS, LLC           551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3296 6               ALAMOSA OPERATING SERVICES, LLC                    221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3297 6               CEDAR BAY OPERATING SERVICES, LLC                  811310 -               Charlotte     NC       UNITED STATES
                                                                        Commercial and
                                                                        Industrial Machinery
                                                                        and Equipment (except
                                                                        Automotive and
                                                                        Electronic) Repair
                                                                        and Maintenance
3298 6               HOPEWELL OPERATING SERVICES, LLC                   551114 -               Charlotte     NC       UNITED STATES
                                                                        Corporate,
                                                                        Subsidiary, and
                                                                        Regional Managing
                                                                        Offices
3299 6               HOPEWELL OS, LLC                                   221112 - Fossil        Charlotte     NC       UNITED STATES
                                                                        Fuel Electric
                                                                        Power Generation
3300 6               PORTSMOUTH OPERATING SERVICES, LLC                 221112 - Fossil        Charlotte     NC       UNITED STATES
                                                                        Fuel Electric
                                                                        Power Generation
3301 6               RATHDRUM CONSTRUCTION COMPANY, INC.                525990 - Other         Charlotte     NC       UNITED STATES
                                                                        Financial Vehicles
3302 6               SUNRAY OPERATING SERVICES, LLC                     221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3303 5             U.S OPERATING SERVICES HOLDINGS, LLC                 551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3304 6               USGEN HOLDINGS, LLC                                551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3305 6               USOSC HOLDINGS, LLC                                551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3306 4           COGENTRIX VIRGINIA FINANCING HOLDING COMPANY, LLC      551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3307 5             COGENTRIX VIRGINIA FINANCING, LLC                    551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3308 6               JAMES RIVER GENCO, LLC                             221112 - Fossil        Charlotte     NC       UNITED STATES
                                                                        Fuel Electric
                                                                        Power Generation
3309 6               PORTSMOUTH GENCO, LLC                              221112 - Fossil        Charlotte     NC       UNITED STATES
                                                                        Fuel Electric
                                                                        Power Generation
3310 4           COGENTRIX WIND HOLDINGS LLC                            551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3311 5             VIENTO DE PUERTO RICO, LLC                           221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3312 4           DEVELOPMENT LAND HOLDINGS LLC                          221119 - Other         Charlotte     NC       UNITED STATES
                                                                        Electric Power
                                                                        Generation
3313 4           NORTHAMPTON HOLDCO LLC                                 551112 - Offices       Needham       MA       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3314 5             COGENTRIX/NORTHAMPTON, LLC                           551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3315 6               NORTHAMPTON GENERATING COMPANY, L.P.               221112 - Fossil        Charlotte     NC       UNITED STATES
                                                                        Fuel Electric
                                                                        Power Generation
3316 7                 NORTHAMPTON FUEL SUPPLY COMPANY, INC.            213113 - Culm Bank     Charlotte     NC       UNITED STATES
                                                                        Recovery, Coal, on
                                                                        a contract basis
3317 7                 NORTHAMPTON WATER SUPPLY, INC.                   221310 - Water         Charlotte     NC       UNITED STATES
                                                                        supply systems
3318 5             JAEGER II LLC                                        551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3319 6               NORTHAMPTON GENERATING COMPANY, L.P.               221112 - Fossil        Charlotte     NC       UNITED STATES
                                                                        Fuel Electric
                                                                        Power Generation
3320 4           QUAIL BRUSH HOLDINGS, LLC                              551112 - Offices       Charlotte     NC       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3321 5             QUAIL BRUSH GENCO, LLC                               221112 - Fossil        Charlotte     NC       UNITED STATES
                                                                        Fuel Electric
                                                                        Power Generation
3322 4           SPECTRAWATT, INC.                                      523120 -               Hillsboro     OR       UNITED STATES
                                                                        Securities
                                                                        Brokerage
3323 3         COLOMBIAN NATURAL RESOURCES I, S.A.S.                    551112 - Offices       Bogota                 Colombia
                                                                        of Other Holding
                                                                        Companies
3324 3         MCEPF METRO I, INC.                                      551112 - Offices       Dover         DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3325 4           MITSI HOLDINGS LLC                                     551112 - Offices       Romulus       MI       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3326 3         MITSI HOLDINGS LLC                                       551112 - Offices       Romulus       MI       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3327 3         NATURAL RESOURCES INVESTMENTS S.L.                       551112 - Offices       Madrid                 SPAIN
                                                                        of Other Holding
                                                                        Companies
3328 2       GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3329 3         GS PRIVATE EQUITY PARTNERS CONNECTICUT, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3330 2       GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3331 3         GS PRIVATE EQUITY PARTNERS OFFSHORE, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3332 2       GS PRIVATE EQUITY MANAGEMENT, L.L.C.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3333 3         GS PRIVATE EQUITY PARTNERS, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3334 4           GS CAPITAL PARTNERS 2000, L.P.                         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3335 2       GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUNDS GP, L.L.C.  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3336 3         GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND            525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE, L.P.                                         Financial Vehicles
3337 3         GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3338 4           EDUCATION MANAGEMENT CORPORATION                       525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3339 4           SUNGARD CAPITAL CORP.                                  51821 - Data           New York      NY       UNITED STATES
                                                                        Processing, Hosting
                                                                        and Related Services
3340 2       GS PS 90 MEMBER LLC                                        525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3341 2       GS RBD HOLDINGS I CORP.                                    551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3342 3         GS RBD HOLDINGS, L.P.                                    551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3343 4           OOO GOLDMAN SACHS                                      523120 -               Moscow                 RUSSIA
                                                                        Securities
                                                                        Brokerage
3344 2       GS RBD HOLDINGS II CORP.                                   551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3345 3         GS RBD HOLDINGS, L.P.                                    551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3346 2       GS RE HOLDINGS, INC.                                       524298 - All Other     NEW YORK      NY       UNITED STATES
                                                                        Insurance Related
                                                                        Activities
3347 3         LONGMORE CREDIT SERVICES, LLC                            524298 - All Other     Southborough  MA       UNITED STATES
                                                                        Insurance Related
                                                                        Activities
3348 2       GS REA HOLDINGS, L.L.C.                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3349 3         GS REA GOLDENBRIDGE HOLDINGS LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3350 3         RELATED INVESTCO LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3351 2       GS REAL ESTATE MEZZANINE PARTNERS (CAYMAN) GP, L.L.C.      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3352 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)    525990 - Other         George Town            CAYMAN ISLANDS
                 LIMITED PARTNERSHIP                                    Financial Vehicles
3353 2       GS REAL ESTATE MEZZANINE PARTNERS (CORPORATE) GP, L.L.C.   531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
3354 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS             525990 - Other         George Town            CAYMAN ISLANDS
                 (CORPORATE) LIMITED PARTNERSHIP                        Financial Vehicles
3355 2       GS REAL ESTATE MEZZANINE PARTNERS (TREATY) GP, LTD.        531390 - Other         George Town            CAYMAN ISLANDS
                                                                        activities related
                                                                        to real estate

3272 6               ETI ELEKTRIK URETIM, A.S.                          100        N/A


3273 7                 BASAT ELEKTRIK URETIM VE TICARET L.S.            100        N/A


3274 7                 DERTON ELEKTRIK URETIM VE TICARET A.S.           99         N/A


3275 7                 DORAT ELEKTRIK URETIM VE TICARET A.S.            91         N/A


3276 7                 EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.    100        N/A


3277 7                 FIRAT ELEKTRIK URETIM VE TICARET A.S.            100        N/A


3278 7                 KARET ELEKTRIK URETIM VE TICARET A.S.            100        N/A


3279 7                 MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.     100        N/A


3280 7                 SONAT ELEKTRIK URETIM VE TICARET A.S.            100        N/A


3281 7                 UCGEN ENERJI ELEKTRIK URETIM L.S.                100        N/A


3282 7                 YADE ELEKTRIK URETIM VE TICARET L.S.             99         N/A


3283 5             COGENTRIX MAURITIUS COMPANY                          100        N/A


3284 5             COGENTRIX OF BRAZIL, INC.                            100        N/A


3285 5             DERTON ELEKTRIK URETIM VE TICARET A.S.               99         N/A


3286 5             DORAT ELEKTRIK URETIM VE TICARET A.S.                91         N/A


3287 5             EY-TUR ENERJI ELEKTRIK URETIM VE TICARET L.S.        100        N/A


3288 5             FIRAT ELEKTRIK URETIM VE TICARET A.S.                100        N/A


3289 5             KARET ELEKTRIK URETIM VE TICARET A.S.                100        N/A


3290 5             MASAT ENERJI ELEKTRIK URETIM VE TICARET L.S.         100        N/A


3291 5             SONAT ELEKTRIK URETIM VE TICARET A.S.                100        N/A


3292 5             UCGEN ENERJI ELEKTRIK URETIM L.S.                    100        N/A


3293 5             YADE ELEKTRIK URETIM VE TICARET L.S.                 99         N/A


3294 4           COGENTRIX POWER HOLDINGS I LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3295 5             COGENTRIX OPERATING SERVICES HOLDINGS, LLC           N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3296 6               ALAMOSA OPERATING SERVICES, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3297 6               CEDAR BAY OPERATING SERVICES, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.





3298 6               HOPEWELL OPERATING SERVICES, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.



3299 6               HOPEWELL OS, LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3300 6               PORTSMOUTH OPERATING SERVICES, LLC                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3301 6               RATHDRUM CONSTRUCTION COMPANY, INC.                100        N/A

3302 6               SUNRAY OPERATING SERVICES, LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3303 5             U.S OPERATING SERVICES HOLDINGS, LLC                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3304 6               USGEN HOLDINGS, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3305 6               USOSC HOLDINGS, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3306 4           COGENTRIX VIRGINIA FINANCING HOLDING COMPANY, LLC      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3307 5             COGENTRIX VIRGINIA FINANCING, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3308 6               JAMES RIVER GENCO, LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3309 6               PORTSMOUTH GENCO, LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3310 4           COGENTRIX WIND HOLDINGS LLC                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3311 5             VIENTO DE PUERTO RICO, LLC                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3312 4           DEVELOPMENT LAND HOLDINGS LLC                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3313 4           NORTHAMPTON HOLDCO LLC                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3314 5             COGENTRIX/NORTHAMPTON, LLC                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3315 6               NORTHAMPTON GENERATING COMPANY, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.

3316 7                 NORTHAMPTON FUEL SUPPLY COMPANY, INC.            100        N/A


3317 7                 NORTHAMPTON WATER SUPPLY, INC.                   100        N/A

3318 5             JAEGER II LLC                                        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3319 6               NORTHAMPTON GENERATING COMPANY, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3320 4           QUAIL BRUSH HOLDINGS, LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3321 5             QUAIL BRUSH GENCO, LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3322 4           SPECTRAWATT, INC.                                      30         N/A


3323 3         COLOMBIAN NATURAL RESOURCES I, S.A.S.                    100        N/A


3324 3         MCEPF METRO I, INC.                                      100        N/A


3325 4           MITSI HOLDINGS LLC                                     97         2


3326 3         MITSI HOLDINGS LLC                                       97         2


3327 3         NATURAL RESOURCES INVESTMENTS S.L.                       100        N/A


3328 2       GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3329 3         GS PRIVATE EQUITY PARTNERS CONNECTICUT, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3330 2       GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.                100        N/A

3331 3         GS PRIVATE EQUITY PARTNERS OFFSHORE, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
3332 2       GS PRIVATE EQUITY MANAGEMENT, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3333 3         GS PRIVATE EQUITY PARTNERS, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3334 4           GS CAPITAL PARTNERS 2000, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3335 2       GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUNDS GP, L.L.C.  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3336 3         GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND            N/A        N/A         The direct holder is a
                 OFFSHORE, L.P.                                                                General Partner.
3337 3         GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3338 4           EDUCATION MANAGEMENT CORPORATION                       42         N/A

3339 4           SUNGARD CAPITAL CORP.                                  10         N/A         Class L


3340 2       GS PS 90 MEMBER LLC                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3341 2       GS RBD HOLDINGS I CORP.                                    100        N/A


3342 3         GS RBD HOLDINGS, L.P.                                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3343 4           OOO GOLDMAN SACHS                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3344 2       GS RBD HOLDINGS II CORP.                                   100        N/A


3345 3         GS RBD HOLDINGS, L.P.                                    N/A        N/A         The direct holder is a
                                                                                               General Partner.

3346 2       GS RE HOLDINGS, INC.                                       100        N/A


3347 3         LONGMORE CREDIT SERVICES, LLC                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3348 2       GS REA HOLDINGS, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3349 3         GS REA GOLDENBRIDGE HOLDINGS LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3350 3         RELATED INVESTCO LLC                                     12         N/A

3351 2       GS REAL ESTATE MEZZANINE PARTNERS (CAYMAN) GP, L.L.C.      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3352 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)    N/A        N/A         The direct holder is a
                 LIMITED PARTNERSHIP                                                           General Partner.
3353 2       GS REAL ESTATE MEZZANINE PARTNERS (CORPORATE) GP, L.L.C.   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3354 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS             N/A        N/A         The direct holder is a
                 (CORPORATE) LIMITED PARTNERSHIP                                               General Partner.
3355 2       GS REAL ESTATE MEZZANINE PARTNERS (TREATY) GP, LTD.        100        N/A

3356 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY)    525990 - Other         New York      NY       UNITED STATES
                 LIMITED PARTNERSHIP                                    Financial Vehicles
3357 2       GS REAL ESTATE MEZZANINE PARTNERS (U.S.) GP, L.L.C.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3358 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)      525990 - Other         New York      NY       UNITED STATES
                 LIMITED PARTNERSHIP                                    Financial Vehicles
3359 2       GS REALTY INCOME ADVISORS, L.L.C. 2002                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3360 3         GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3361 2       GS RISK ADVISORS, INC.                                     524210 - Insurance     NEW YORK      NY       UNITED STATES
                                                                        Agencies and
                                                                        Brokerages
3362 3         ARROW CAPITAL INVESTMENT SERVICES, LTD.                  524298 - All Other     Hamilton               BERMUDA
                                                                        Insurance Related
                                                                        Activities
3363 3         GOLDMAN SACHS RISK ADVISORS, L.P.                        524298 - All Other     NEW YORK      NY       UNITED STATES
                                                                        Insurance Related
                                                                        Activities
3364 2       GS SECURED GUARANTY COMPANY LIMITED                        524126 - Direct        Hamilton               BERMUDA
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
3365 2       GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD ANONIMA DE    523120 -               Mexico City            MEXICO
               CAPITAL VARIABLE, SOCIEDAD FINANCIERA DE OBJETO          Securities Brokerage
               MULTIPLE, ENTIDAD NO REGULADA
3366 2       GS SITE 25 HOTEL HOLDINGS, LLC                             551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3367 3         GS SITE 25 HOTEL, LLC                                    531390 - Other         New York      NY       UNITED STATES
                                                                        activities related
                                                                        to real estate
3368 2       GS SITE 25 RETAIL HOLDINGS, LLC                            551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3369 3         GS SITE 25 RETAIL, LLC                                   531390 - Other         New York      NY       UNITED STATES
                                                                        activities related
                                                                        to real estate
3370 2       GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3371 3         GSSOAF HOLDING COMPANY                                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3372 4           ASO DWCS CAYMAN LLC                                    523991 - Trust,        George Town            CAYMAN ISLANDS
                                                                        Fiduciary, and
                                                                        Custody Activities
3373 4           ASO I (MAURITIUS) LIMITED                              525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
3374 2       GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, LTD.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3375 3         GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3376 2       GS TAX CREDIT SLP LLC                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3377 2       GS TDN Advisors, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3378 2       GS TXU ADVISORS, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3379 3         GOLDMAN SACHS TXU INVESTORS, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3380 2       GS TXU OFFSHORE ADVISORS, INC.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3381 3         GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3382 3         GOLDMAN SACHS TXU INVESTORS OFFSHORE, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3383 4           GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3384 2       GS UDC 114TH STREET MEMBER LLC                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3385 2       GS VINTAGE II EMPLOYEE FUNDS GP, L.L.C.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3386 3         GS VINTAGE II EMPLOYEE FUND OFFSHORE, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3387 3         GS VINTAGE II EMPLOYEE FUND, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3388 2       GS YES ADVISORS, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3389 2       GSAM - THL ACCESS, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3390 3         GS THL EQUITY FUND VI - GS ACCESS ADVISORS, L.L.C.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3391 4           THL EQUITY FUND VI - GS ACCESS EMPLOYEE FUND, L.P.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3392 4           THL EQUITY FUND VI - GS ACCESS OFFSHORE, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3393 4           THL EQUITY FUND VI - GS ACCESS, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3394 3         THL EQUITY FUND VI - GS ACCESS DLP, L.L.C.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3395 2       GSAM GEN-PAR II, L.L.C.                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3396 3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES ADVISORS,      525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3397 4           GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3398 3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3399 4           GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND         525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3400 5             GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND       525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                            Financial Vehicles
3401 3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                 HOLDINGS ADVISORS, INC.                                Financial Vehicles
3402 4           GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND         525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles
3403 3         GOLDMAN SACHS PETERSHILL FUND ADVISORS, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3404 4           GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND,     551112 - Offices       New York      NY       UNITED STATES
                   L.P.                                                 of Other Holding
                                                                        Companies
3405 4           GOLDMAN SACHS PETERSHILL FUND, L.P.                    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3406 5             GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS,     551112 - Offices       George Town            CAYMAN ISLANDS
                     LTD.                                               of Other Holding
                                                                        Companies
3407 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI)          525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Investment Funds
3408 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)      525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3409 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)       525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3410 5             GOLDMAN SACHS PETERSHILL U.S. GP (SISLER)            525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS LTD.                                      Investment Funds
3411 5             GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ)             525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3412 5             GOLDMAN SACHS PETERSHILL U.S. IM (SISLER)            525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS LTD.                                      Investment Funds
3413 5             Goldman Sachs Petershill U.S. GP (Palmeiro)          525990 - Other         George Town            CAYMAN ISLANDS
                     Holdings, Ltd.                                     Financial Vehicles
3414 5             Goldman Sachs Petershill U.S. IM (Lombardi)          525910 - Open-End      George Town            CAYMAN ISLANDS
                     Holdings, Ltd.                                     Investment Funds
3415 5             Goldman Sachs Petershill U.S. IM (Palmeiro)          525910 - Open-End      George Town            CAYMAN ISLANDS
                     Holdings, Ltd.                                     Investment Funds
3416 4           GOLDMAN SACHS PETERSHILL PMD QP FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3417 5             GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS,     551112 - Offices       George Town            CAYMAN ISLANDS
                     LTD.                                               of Other Holding
                                                                        Companies
3418 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI)          525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Investment Funds
3419 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)      525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3420 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)       525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3421 5             GOLDMAN SACHS PETERSHILL U.S. GP (SISLER)            525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS LTD.                                      Investment Funds
3422 5             GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ)             525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3423 5             GOLDMAN SACHS PETERSHILL U.S. IM (SISLER)            525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS LTD.                                      Investment Funds
3424 5             Goldman Sachs Petershill U.S. GP (Palmeiro)          525990 - Other         George Town            CAYMAN ISLANDS
                     Holdings, Ltd.                                     Financial Vehicles
3425 5             Goldman Sachs Petershill U.S. IM (Lombardi)          525910 - Open-End      George Town            CAYMAN ISLANDS
                     Holdings, Ltd.                                     Investment Funds
3426 5             Goldman Sachs Petershill U.S. IM (Palmeiro)          525910 - Open-End      George Town            CAYMAN ISLANDS
                     Holdings, Ltd.                                     Investment Funds
3427 3         GOLDMAN SACHS PETERSHILL FUND OFFSHORE ADVISORS, INC.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3428 4           GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS        525990 - Other         George Town            CAYMAN ISLANDS
                   (CAYMAN), L.P.                                       Financial Vehicles
3429 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI)          525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Investment Funds
3430 5             GOLDMAN SACHS PETERSHILL U.S. GP (SISLER)            525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS LTD.                                      Investment Funds
3431 5             Goldman Sachs Petershill U.S. GP (Palmeiro)          525990 - Other         George Town            CAYMAN ISLANDS
                     Holdings, Ltd.                                     Financial Vehicles
3432 4           GOLDMAN SACHS PETERSHILL FUND OFFSHORE, L.P.           525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3433 5             GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR         551112 - Offices       New York      NY       UNITED STATES
                     FUND, L.P.                                         of Other Holding
                                                                        Companies
3434 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ)       525990 - Other         New York      NY       UNITED STATES
                     HOLDINGS CORP.                                     Financial Vehicles
3435 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE               525990 - Other         New York      NY       UNITED STATES
                     (PALMEIRO) HOLDINGS CORP.                          Financial Vehicles
3436 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER)      525910 - Open-End      New York      NY       UNITED STATES
                     HOLDINGS CORP.                                     Investment Funds
3437 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS      525990 - Other         George Town            CAYMAN ISLANDS
                     (CAYMAN), L.P.                                     Financial Vehicles
3438 5             GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND        525910 - Open-End      George Town            CAYMAN ISLANDS
                     HOLDINGS, L.P.                                     Investment Funds
3439 5             GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL)            525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles

3356 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (TREATY)    N/A        N/A         The direct holder is a
                 LIMITED PARTNERSHIP                                                           General Partner.
3357 2       GS REAL ESTATE MEZZANINE PARTNERS (U.S.) GP, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3358 3         GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS (U.S.)      N/A        N/A         The direct holder is a
                 LIMITED PARTNERSHIP                                                           General Partner.
3359 2       GS REALTY INCOME ADVISORS, L.L.C. 2002                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3360 3         GS CORE PLUS REAL ESTATE INCOME FUND 2002, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3361 2       GS RISK ADVISORS, INC.                                     100        N/A


3362 3         ARROW CAPITAL INVESTMENT SERVICES, LTD.                  100        N/A


3363 3         GOLDMAN SACHS RISK ADVISORS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.

3364 2       GS SECURED GUARANTY COMPANY LIMITED                        100        N/A



3365 2       GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD ANONIMA DE    100        N/A
               CAPITAL VARIABLE, SOCIEDAD FINANCIERA DE OBJETO
               MULTIPLE, ENTIDAD NO REGULADA
3366 2       GS SITE 25 HOTEL HOLDINGS, LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3367 3         GS SITE 25 HOTEL, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3368 2       GS SITE 25 RETAIL HOLDINGS, LLC                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3369 3         GS SITE 25 RETAIL, LLC                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3370 2       GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3371 3         GSSOAF HOLDING COMPANY                                   100        N/A

3372 4           ASO DWCS CAYMAN LLC                                    100        N/A


3373 4           ASO I (MAURITIUS) LIMITED                              100        100

3374 2       GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, LTD.        100        N/A

3375 3         GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3376 2       GS TAX CREDIT SLP LLC                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3377 2       GS TDN Advisors, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3378 2       GS TXU ADVISORS, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3379 3         GOLDMAN SACHS TXU INVESTORS, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3380 2       GS TXU OFFSHORE ADVISORS, INC.                             100        N/A

3381 3         GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3382 3         GOLDMAN SACHS TXU INVESTORS OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
3383 4           GOLDMAN SACHS TXU INVESTORS OFFSHORE HOLDINGS, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3384 2       GS UDC 114TH STREET MEMBER LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3385 2       GS VINTAGE II EMPLOYEE FUNDS GP, L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3386 3         GS VINTAGE II EMPLOYEE FUND OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
3387 3         GS VINTAGE II EMPLOYEE FUND, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3388 2       GS YES ADVISORS, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3389 2       GSAM - THL ACCESS, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3390 3         GS THL EQUITY FUND VI - GS ACCESS ADVISORS, L.L.C.       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3391 4           THL EQUITY FUND VI - GS ACCESS EMPLOYEE FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
3392 4           THL EQUITY FUND VI - GS ACCESS OFFSHORE, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3393 4           THL EQUITY FUND VI - GS ACCESS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3394 3         THL EQUITY FUND VI - GS ACCESS DLP, L.L.C.               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3395 2       GSAM GEN-PAR II, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3396 3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES ADVISORS,      N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
3397 4           GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3398 3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE       100        N/A
                 ADVISORS, INC.
3399 4           GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND         N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
3400 5             GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND       N/A        N/A         The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                                   Limited Partner.
3401 3         GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES OFFSHORE       100        N/A
                 HOLDINGS ADVISORS, INC.
3402 4           GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES FUND         N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                     General Partner.
3403 3         GOLDMAN SACHS PETERSHILL FUND ADVISORS, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3404 4           GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR FUND,     N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.

3405 4           GOLDMAN SACHS PETERSHILL FUND, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3406 5             GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS,     100        N/A
                     LTD.

3407 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI)          99         N/A
                     HOLDINGS, LTD.
3408 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)      100        N/A
                     HOLDINGS, LTD.
3409 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)       100        N/A
                     HOLDINGS, LTD.
3410 5             GOLDMAN SACHS PETERSHILL U.S. GP (SISLER)            100        N/A
                     HOLDINGS LTD.
3411 5             GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ)             100        N/A
                     HOLDINGS, LTD.
3412 5             GOLDMAN SACHS PETERSHILL U.S. IM (SISLER)            100        N/A
                     HOLDINGS LTD.
3413 5             Goldman Sachs Petershill U.S. GP (Palmeiro)          99         N/A
                     Holdings, Ltd.
3414 5             Goldman Sachs Petershill U.S. IM (Lombardi)          100        N/A
                     Holdings, Ltd.
3415 5             Goldman Sachs Petershill U.S. IM (Palmeiro)          100        N/A
                     Holdings, Ltd.
3416 4           GOLDMAN SACHS PETERSHILL PMD QP FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3417 5             GOLDMAN SACHS PETERSHILL U.S. (MANLEY) HOLDINGS,     100        N/A
                     LTD.

3418 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI)          99         N/A
                     HOLDINGS, LTD.
3419 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)      100        N/A
                     HOLDINGS, LTD.
3420 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)       100        N/A
                     HOLDINGS, LTD.
3421 5             GOLDMAN SACHS PETERSHILL U.S. GP (SISLER)            100        N/A
                     HOLDINGS LTD.
3422 5             GOLDMAN SACHS PETERSHILL U.S. IM (LOPEZ)             100        N/A
                     HOLDINGS, LTD.
3423 5             GOLDMAN SACHS PETERSHILL U.S. IM (SISLER)            100        N/A
                     HOLDINGS LTD.
3424 5             Goldman Sachs Petershill U.S. GP (Palmeiro)          99         N/A
                     Holdings, Ltd.
3425 5             Goldman Sachs Petershill U.S. IM (Lombardi)          100        N/A
                     Holdings, Ltd.
3426 5             Goldman Sachs Petershill U.S. IM (Palmeiro)          100        N/A
                     Holdings, Ltd.
3427 3         GOLDMAN SACHS PETERSHILL FUND OFFSHORE ADVISORS, INC.    100        N/A

3428 4           GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS        N/A        N/A         The direct holder is a
                   (CAYMAN), L.P.                                                              General Partner.
3429 5             GOLDMAN SACHS PETERSHILL U.S. GP (LOMBARDI)          99         N/A
                     HOLDINGS, LTD.
3430 5             GOLDMAN SACHS PETERSHILL U.S. GP (SISLER)            100        N/A
                     HOLDINGS LTD.
3431 5             Goldman Sachs Petershill U.S. GP (Palmeiro)          99         N/A
                     Holdings, Ltd.
3432 4           GOLDMAN SACHS PETERSHILL FUND OFFSHORE, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
3433 5             GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR         N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                Limited Partner.

3434 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ)       100        N/A
                     HOLDINGS CORP.
3435 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE               100        N/A
                     (PALMEIRO) HOLDINGS CORP.
3436 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER)      100        N/A
                     HOLDINGS CORP.
3437 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE HOLDINGS      N/A        N/A         The direct holder is a
                     (CAYMAN), L.P.                                                            Limited Partner.
3438 5             GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND        N/A        N/A         The direct holder is a
                     HOLDINGS, L.P.                                                            Limited Partner.
3439 5             GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL)            100        N/A
                     HOLDINGS, LTD.

3440 6               GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)    525990 - Other         George Town            CAYMAN ISLANDS
                       HOLDINGS, LTD.                                   Financial Vehicles
3441 5             GOLDMAN SACHS PETERSHILL U.S. GP (RADAR)             525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3442 6               GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)     525990 - Other         George Town            CAYMAN ISLANDS
                       HOLDINGS, LTD.                                   Financial Vehicles
3443 5             Goldman Sachs Petershill Fund Offshore (Lombardi)    525910 - Open-End      New York      NY       UNITED STATES
                     Holdings Corp.                                     Investment Funds
3444 4           GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND          525910 - Open-End      George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Investment Funds
3445 4           GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND, L.P.    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3446 5             Goldman Sachs Petershill Non-U.S. Holdings I, Ltd.   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3447 4           GOLDMAN SACHS PETERSHILL PMD QP FUND OFFSHORE, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3448 5             GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR         551112 - Offices       New York      NY       UNITED STATES
                     FUND, L.P.                                         of Other Holding
                                                                        Companies
3449 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ)       525990 - Other         New York      NY       UNITED STATES
                     HOLDINGS CORP.                                     Financial Vehicles
3450 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (PALMEIRO)    525990 - Other         New York      NY       UNITED STATES
                     HOLDINGS CORP.                                     Financial Vehicles
3451 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER)      525910 - Open-End      New York      NY       UNITED STATES
                     HOLDINGS CORP.                                     Investment Funds
3452 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE               525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS (CAYMAN), L.P.                            Financial Vehicles
3453 5             GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL)            525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3454 5             GOLDMAN SACHS PETERSHILL U.S. GP (RADAR)             525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     Financial Vehicles
3455 5             Goldman Sachs Petershill Fund Offshore               525910 - Open-End      New York      NY       UNITED STATES
                     (Lombardi) Holdings Corp.                          Investment Funds
3456 4           Goldman Sachs Petershill Non-U.S. Holdings             525990 - Other         George Town            CAYMAN ISLANDS
                   (Trueman) III, L.P.                                  Financial Vehicles
3457 2       GSAM GEN-PAR, L.L.C.                                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3458 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS OFFSHORE   525990 - Other         George Town            CAYMAN ISLANDS
                 HOLDINGS, INC.                                         Financial Vehicles
3459 4           GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE     525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Financial Vehicles
3460 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS            525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE, INC.                                         Financial Vehicles
3461 4           GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND              525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3462 5             GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND            525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                            Financial Vehicles
3463 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS, L.L.C.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3464 4           GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3465 3         GOLDMAN SACHS CONCENTRATED MEZZANINE & DISTRESSED FUND   525990 - Other         New York      NY       UNITED STATES
                 II GP, LLC                                             Financial Vehicles
3466 4           GOLDMAN SACHS CONCENTRATED MEZZANINE AND               525990 - Other         New York      NY       UNITED STATES
                   DISTRESSED FUND II, L.P.                             Financial Vehicles
3467 5             GS MEZZANINE PARTNERS V, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3468 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS (FL),    525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3469 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES (FL), L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3470 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS II,      525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3471 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3472 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3473 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II         525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3474 5             GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II       525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                            Financial Vehicles
3475 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                 HOLDINGS ADVISORS, INC.                                Financial Vehicles
3476 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II         525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles
3477 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III ADVISORS,     525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3478 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III, L.P.  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3479 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE      525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3480 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III        525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3481 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE      525990 - Other         George Town            CAYMAN ISLANDS
                 HOLDINGS ADVISORS, INC.                                Financial Vehicles
3482 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III        525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles
3483 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV ADVISORS,      525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3484 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3485 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE       525990 - Other         New York      NY       UNITED STATES
                 FUNDS GP, L.L.C.                                       Financial Vehicles
3486 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV         525990 - Other         George Town            CAYMAN ISLANDS
                   EMPLOYEE HOLDINGS, L.P.                              Financial Vehicles
3487 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE     525990 - Other         George Town            CAYMAN ISLANDS
                   FUND OFFSHORE, LTD.                                  Financial Vehicles
3488 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE     525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3489 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP       525990 - Other         George Town            CAYMAN ISLANDS
                   FUND OFFSHORE, LTD.                                  Financial Vehicles
3490 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP       525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3491 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3492 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV         525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3493 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                 HOLDINGS ADVISORS, INC.                                Financial Vehicles
3494 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV         525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles
3495 3         GOLDMAN SACHS EARLY SECONDARIES OFFSHORE ADVISORS, INC.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3496 4           GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3497 5             GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE        525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, L.P.                                     Financial Vehicles
3498 3         GOLDMAN SACHS EARLY SECONDARIES OFFSHORE HOLDINGS        525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3499 4           GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE          525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Financial Vehicles
3500 3         GOLDMAN SACHS MULTI-STRATEGY FUND PALMETTO STATE         525990 - Other         New York      NY       UNITED STATES
                 ADVISORS, L.L.C.                                       Financial Vehicles
3501 4           GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3502 4           GOLDMAN SACHS PALMETTO STATE FUND A, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3503 5             GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3504 4           GOLDMAN SACHS PALMETTO STATE FUND B, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3505 5             GOLDMAN SACHS YES INVESTORS, L.P.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3506 5             GS LOAN PARTNERS I ONSHORE, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3507 3         GOLDMAN SACHS PEP (NJ) ADVISORS, L.L.C.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3508 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ), L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3509 3         GOLDMAN SACHS PEP (NJ) II ADVISORS, L.L.C.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3510 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ) II, L.P.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3511 3         GOLDMAN SACHS PEP 2004 ADVISORS, L.L.C.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3512 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3513 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3514 3         GOLDMAN SACHS PEP 2004 DIRECT INVESTMENT ADVISORS,       525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3515 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - DIRECT    525990 - Other         New York      NY       UNITED STATES
                   INVESTMENT FUND, L.P.                                Financial Vehicles
3516 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3517 5             LVB ACQUISITION HOLDING, LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3518 3         GOLDMAN SACHS PEP 2004 MANAGER ADVISORS, L.L.C.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3519 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - MANAGER   525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3520 3         GOLDMAN SACHS PEP 2004 OFFSHORE ADVISORS, INC.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3521 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3522 3         GOLDMAN SACHS PEP 2004 OFFSHORE HOLDINGS ADVISORS, INC.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3523 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles

3440 6               GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-GLOBAL)    CAYMAN ISLANDS 100        N/A
                       HOLDINGS, LTD.
3441 5             GOLDMAN SACHS PETERSHILL U.S. GP (RADAR)             CAYMAN ISLANDS 100        N/A
                     HOLDINGS, LTD.
3442 6               GOLDMAN SACHS PETERSHILL U.S. GP (LOPEZ-RADAR)     CAYMAN ISLANDS 100        N/A
                       HOLDINGS, LTD.
3443 5             Goldman Sachs Petershill Fund Offshore (Lombardi)    UNITED STATES  100        N/A
                     Holdings Corp.
3444 4           GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND          CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                                             General Partner.
3445 4           GOLDMAN SACHS PETERSHILL NON-U.S. MASTER FUND, L.P.    CAYMAN ISLANDS N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3446 5             Goldman Sachs Petershill Non-U.S. Holdings I, Ltd.   CAYMAN ISLANDS 100        N/A

3447 4           GOLDMAN SACHS PETERSHILL PMD QP FUND OFFSHORE, L.P.    CAYMAN ISLANDS N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3448 5             GOLDMAN SACHS PETERSHILL DELAWARE AGGREGATOR         UNITED STATES  N/A        N/A         The direct holder is a
                     FUND, L.P.                                                                               Limited Partner.

3449 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (LOPEZ)       UNITED STATES  100        N/A
                     HOLDINGS CORP.
3450 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (PALMEIRO)    UNITED STATES  100        N/A
                     HOLDINGS CORP.
3451 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE (SISLER)      UNITED STATES  100        N/A
                     HOLDINGS CORP.
3452 5             GOLDMAN SACHS PETERSHILL FUND OFFSHORE               CAYMAN ISLANDS N/A        N/A         The direct holder is a
                     HOLDINGS (CAYMAN), L.P.                                                                  Limited Partner.
3453 5             GOLDMAN SACHS PETERSHILL U.S. GP (GLOBAL)            CAYMAN ISLANDS 100        N/A
                     HOLDINGS, LTD.
3454 5             GOLDMAN SACHS PETERSHILL U.S. GP (RADAR)             CAYMAN ISLANDS 100        N/A
                     HOLDINGS, LTD.
3455 5             Goldman Sachs Petershill Fund Offshore               UNITED STATES  100        N/A
                     (Lombardi) Holdings Corp.
3456 4           Goldman Sachs Petershill Non-U.S. Holdings             CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   (Trueman) III, L.P.                                                                        General Partner.
3457 2       GSAM GEN-PAR, L.L.C.                                       UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Non-Managing Member.
3458 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS OFFSHORE   CAYMAN ISLANDS 100        N/A
                 HOLDINGS, INC.
3459 4           GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND OFFSHORE     CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                                             General Partner.
3460 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS            CAYMAN ISLANDS 100        N/A
                 OFFSHORE, INC.
3461 4           GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND              CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                                             General Partner.
3462 5             GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND            CAYMAN ISLANDS N/A        N/A         The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                                                  Limited Partner.
3463 3         GOLDMAN SACHS COLUMBUS CO-INVESTMENT ADVISORS, L.L.C.    UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Managing Member.
3464 4           GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND, L.P.        UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3465 3         GOLDMAN SACHS CONCENTRATED MEZZANINE & DISTRESSED FUND   UNITED STATES  N/A        N/A         The direct holder is a
                 II GP, LLC                                                                                   Managing Member.
3466 4           GOLDMAN SACHS CONCENTRATED MEZZANINE AND               UNITED STATES  N/A        N/A         The direct holder is a
                   DISTRESSED FUND II, L.P.                                                                   General Partner.
3467 5             GS MEZZANINE PARTNERS V, L.P.                        UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Limited Partner.
3468 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS (FL),    UNITED STATES  N/A        N/A         The direct holder is a
                 L.L.C.                                                                                       Managing Member.
3469 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES (FL), L.P.      UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3470 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES ADVISORS II,      UNITED STATES  N/A        N/A         The direct holder is a
                 L.L.C.                                                                                       Managing Member.
3471 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II, L.P.   UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3472 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE       CAYMAN ISLANDS 100        N/A
                 ADVISORS, INC.
3473 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II         CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                                             General Partner.
3474 5             GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II       CAYMAN ISLANDS N/A        N/A         The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                                                  Limited Partner.
3475 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES II OFFSHORE       CAYMAN ISLANDS 100        N/A
                 HOLDINGS ADVISORS, INC.
3476 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND II         CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                                    General Partner.
3477 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III ADVISORS,     UNITED STATES  N/A        N/A         The direct holder is a
                 L.L.C.                                                                                       Managing Member.
3478 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III, L.P.  UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3479 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE      CAYMAN ISLANDS 100        N/A
                 ADVISORS, INC.
3480 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III        CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                                             General Partner.
3481 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES III OFFSHORE      CAYMAN ISLANDS 100        N/A
                 HOLDINGS ADVISORS, INC.
3482 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND III        CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                                    General Partner.
3483 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV ADVISORS,      UNITED STATES  N/A        N/A         The direct holder is a
                 L.L.C.                                                                                       Managing Member.
3484 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV, L.P.   UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3485 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE       UNITED STATES  N/A        N/A         The direct holder is a
                 FUNDS GP, L.L.C.                                                                             Managing Member.
3486 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV         CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   EMPLOYEE HOLDINGS, L.P.                                                                    General Partner.
3487 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE     CAYMAN ISLANDS 100        N/A
                   FUND OFFSHORE, LTD.
3488 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV EMPLOYEE     UNITED STATES  N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                                 General Partner.
3489 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP       CAYMAN ISLANDS 100        N/A
                   FUND OFFSHORE, LTD.
3490 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV PMD QP       UNITED STATES  N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                                 General Partner.
3491 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE       CAYMAN ISLANDS 100        N/A
                 ADVISORS, INC.
3492 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV         CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                                             General Partner.
3493 3         GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV OFFSHORE       CAYMAN ISLANDS 100        N/A
                 HOLDINGS ADVISORS, INC.
3494 4           GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND IV         CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                                    General Partner.
3495 3         GOLDMAN SACHS EARLY SECONDARIES OFFSHORE ADVISORS, INC.  CAYMAN ISLANDS 100        N/A

3496 4           GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE, L.P.    CAYMAN ISLANDS N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3497 5             GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE        CAYMAN ISLANDS N/A        N/A         The direct holder is a
                     HOLDINGS, L.P.                                                                           Limited Partner.
3498 3         GOLDMAN SACHS EARLY SECONDARIES OFFSHORE HOLDINGS        CAYMAN ISLANDS 100        N/A
                 ADVISORS, INC.
3499 4           GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE          CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                                             General Partner.
3500 3         GOLDMAN SACHS MULTI-STRATEGY FUND PALMETTO STATE         UNITED STATES  N/A        N/A         The direct holder is a
                 ADVISORS, L.L.C.                                                                             Managing Member.
3501 4           GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.         UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3502 4           GOLDMAN SACHS PALMETTO STATE FUND A, L.P.              UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3503 5             GOLDMAN SACHS PALMETTO STATE CREDIT FUND, L.P.       UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Limited Partner.
3504 4           GOLDMAN SACHS PALMETTO STATE FUND B, L.P.              UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3505 5             GOLDMAN SACHS YES INVESTORS, L.P.                    UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Limited Partner.
3506 5             GS LOAN PARTNERS I ONSHORE, L.P.                     UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Limited Partner.
3507 3         GOLDMAN SACHS PEP (NJ) ADVISORS, L.L.C.                  UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Managing Member.
3508 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ), L.P.       UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3509 3         GOLDMAN SACHS PEP (NJ) II ADVISORS, L.L.C.               UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Managing Member.
3510 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS (NJ) II, L.P.    UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3511 3         GOLDMAN SACHS PEP 2004 ADVISORS, L.L.C.                  UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Managing Member.
3512 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004, L.P.       UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              General Partner.
3513 5             EDUCATION MANAGEMENT CORPORATION                     UNITED STATES  42         N/A

3514 3         GOLDMAN SACHS PEP 2004 DIRECT INVESTMENT ADVISORS,       UNITED STATES  N/A        N/A         The direct holder is a
                 L.L.C.                                                                                       Managing Member.
3515 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - DIRECT    UNITED STATES  N/A        N/A         The direct holder is a
                   INVESTMENT FUND, L.P.                                                                      General Partner.
3516 5             EDUCATION MANAGEMENT CORPORATION                     UNITED STATES  42         N/A

3517 5             LVB ACQUISITION HOLDING, LLC                         UNITED STATES  24         N/A

3518 3         GOLDMAN SACHS PEP 2004 MANAGER ADVISORS, L.L.C.          UNITED STATES  N/A        N/A         The direct holder is a
                                                                                                              Managing Member.
3519 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 - MANAGER   UNITED STATES  N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                                 General Partner.
3520 3         GOLDMAN SACHS PEP 2004 OFFSHORE ADVISORS, INC.           CAYMAN ISLANDS 100        N/A

3521 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                                             General Partner.
3522 3         GOLDMAN SACHS PEP 2004 OFFSHORE HOLDINGS ADVISORS, INC.  CAYMAN ISLANDS 100        N/A

3523 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             CAYMAN ISLANDS N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                                    General Partner.

3524 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3525 3         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE          525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3526 4           GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE, L.P.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3527 5             GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)               525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                            Financial Vehicles
3528 3         GOLDMAN SACHS PEP 2005 ADVISORS, L.L.C.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3529 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3530 3         GOLDMAN SACHS PEP 2005 DIRECT INVESTMENT ADVISORS,       525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3531 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 -           525990 - Other         New York      NY       UNITED STATES
                   DIRECT INVESTMENT FUND, L.P.                         Financial Vehicles
3532 5             LVB ACQUISITION HOLDING, LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3533 5             YES NETWORK HOLDING COMPANY, LLC                     525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3534 3         GOLDMAN SACHS PEP 2005 MANAGER ADVISORS, L.L.C.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3535 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 -           525990 - Other         New York      NY       UNITED STATES
                   MANAGER FUND, L.P.                                   Financial Vehicles
3536 3         GOLDMAN SACHS PEP 2005 OFFSHORE ADVISORS, INC.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3537 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005             525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3538 3         GOLDMAN SACHS PEP 2005 OFFSHORE HOLDINGS ADVISORS, INC.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3539 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005             525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles
3540 3         GOLDMAN SACHS PEP ASIA ADVISORS, L.L.C.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3541 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA FUND,       525990 - Other         New York      NY       UNITED STATES
                   L.P.                                                 Financial Vehicles
3542 5             PRIVATE EQUITY PARTNERS ASIA FUND FOREIGN            551112 - Offices       New York      NY       UNITED STATES
                     INCOME BLOCKER, L.L.C.                             of Other Holding
                                                                        Companies
3543 3         GOLDMAN SACHS PEP ASIA OFFSHORE ADVISORS, INC.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3544 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA             525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE FUND, L.P.                                  Financial Vehicles
3545 3         GOLDMAN SACHS PEP IX ADVISORS, L.L.C.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3546 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3547 5             YES NETWORK HOLDING COMPANY, LLC                     525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3548 3         GOLDMAN SACHS PEP IX DIRECT INVESTMENT ADVISORS, L.L.C.  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3549 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - DIRECT      525990 - Other         New York      NY       UNITED STATES
                   INVESTMENT FUND, L.P.                                Financial Vehicles
3550 5             LVB ACQUISITION HOLDING, LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3551 5             YES NETWORK HOLDING COMPANY, LLC                     525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3552 3         GOLDMAN SACHS PEP IX MANAGER ADVISORS, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3553 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - MANAGER     525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3554 3         GOLDMAN SACHS PEP IX OFFSHORE ADVISORS, INC.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3555 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE,     525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
3556 3         GOLDMAN SACHS PEP IX OFFSHORE HOLDINGS ADVISORS, INC.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3557 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE      525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Financial Vehicles
3558 5             GS PEP BASS HOLDINGS, LLC                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3559 6               LVB ACQUISITION HOLDING, LLC                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3560 5             GS PEP IX Offshore YES Holdings Corp.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3561 6               YES NETWORK HOLDING COMPANY, LLC                   525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3562 5             GS PEP SAFWAY HOLDINGS, L.L.C.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3563 5             Goldman Sachs Private Equity Partners IX             525990 - Other         New York      NY       UNITED STATES
                     Offshore Holdings Graphite VII, L.P.               Financial Vehicles
3564 4           Goldman Sachs Private Equity Partners IX Offshore      525990 - Other         New York      NY       UNITED STATES
                   Holdings Graphite VII, L.P.                          Financial Vehicles
3565 3         GOLDMAN SACHS PEP NEW PARTNERS MANAGER ADVISORS, L.L.C.  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3566 4           GOLDMAN SACHS PEP NEW PARTNERS-MANAGER FUND, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3567 3         GOLDMAN SACHS PEP X ADVISORS, L.L.C.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3568 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3569 3         GOLDMAN SACHS PEP X DIRECT INVESTMENT ADVISORS, L.L.C.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3570 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - DIRECT       525990 - Other         New York      NY       UNITED STATES
                   INVESTMENT FUND, L.P.                                Financial Vehicles
3571 5             YES NETWORK HOLDING COMPANY, LLC                     525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3572 3         GOLDMAN SACHS PEP X MANAGER ADVISORS, L.L.C.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3573 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - MANAGER      525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3574 5             GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -            525990 - Other         Wilmington    DE       UNITED STATES
                     MANAGER FUND FOREIGN INCOME BLOCKER, L.L.C.        Financial Vehicles
3575 3         GOLDMAN SACHS PEP X OFFSHORE ADVISORS, INC.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3576 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE,      525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
3577 5             GOLDMAN SACHS PRIVATE EQUITY PARTNERS X              525990 - Other         George Town            CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                            Financial Vehicles
3578 3         GOLDMAN SACHS PEP X OFFSHORE HOLDINGS ADVISORS, INC.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3579 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE       525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Financial Vehicles
3580 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY         525990 - Other         New York      NY       UNITED STATES
                 ADVISORS, L.L.C.                                       Financial Vehicles
3581 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3582 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE ADVISORS, INC.                                Financial Vehicles
3583 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              525990 - Other         George Town            CAYMAN ISLANDS
                   HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.              Financial Vehicles
3584 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              525990 - Other         George Town            CAYMAN ISLANDS
                   HEALTHCARE FUND OFFSHORE, L.P.                       Financial Vehicles
3585 5             GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED            525990 - Other         George Town            CAYMAN ISLANDS
                     HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.            Financial Vehicles
3586 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE HOLDINGS ADVISORS, INC.                       Financial Vehicles
3587 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                525990 - Other         New York      NY       UNITED STATES
                 OPPORTUNITIES ADVISORS, L.L.C.                         Financial Vehicles
3588 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              525990 - Other         New York      NY       UNITED STATES
                   OPPORTUNITIES FUND, L.P.                             Financial Vehicles
3589 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                525990 - Other         New York      NY       UNITED STATES
                 OPPORTUNITIES FUND II ADVISORS, L.L.C.                 Financial Vehicles
3590 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              525990 - Other         New York      NY       UNITED STATES
                   OPPORTUNITIES FUND II, L.P.                          Financial Vehicles
3591 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                525990 - Other         George Town            CAYMAN ISLANDS
                 OPPORTUNITIES OFFSHORE ADVISORS, INC.                  Financial Vehicles
3592 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              525990 - Other         George Town            CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE, L.P.                    Financial Vehicles
3593 5             GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED            525990 - Other         George Town            CAYMAN ISLANDS
                     OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.         Financial Vehicles
3594 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                525990 - Other         George Town            CAYMAN ISLANDS
                 OPPORTUNITIES OFFSHORE HOLDINGS ADVISORS, INC.         Financial Vehicles
3595 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              525990 - Other         George Town            CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.           Financial Vehicles
3596 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE ADVISORS, INC.                                Financial Vehicles
3597 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)  525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3598 5             GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY          525990 - Other         George Town            CAYMAN ISLANDS
                     FUND (AP) OFFSHORE HOLDINGS, L.P.                  Financial Vehicles
3599 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE HOLDINGS ADVISORS, INC.                       Financial Vehicles
3600 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND       525990 - Other         George Town            CAYMAN ISLANDS
                   (AP) OFFSHORE HOLDINGS, L.P.                         Financial Vehicles
3601 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE ADVISORS, INC.                                Financial Vehicles
3602 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND       525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Financial Vehicles
3603 5             GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY          525990 - Other         George Town            CAYMAN ISLANDS
                     FUND OFFSHORE HOLDINGS, L.P.                       Financial Vehicles
3604 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE HOLDINGS ADVISORS, INC.                       Financial Vehicles
3605 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND       525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles
3606 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE      525990 - Other         New York      NY       UNITED STATES
                 FUNDS GP, L.L.C.                                       Financial Vehicles
3607 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             525990 - Other         George Town            CAYMAN ISLANDS
                   EMPLOYEE FUND OFFSHORE, L.P.                         Financial Vehicles

3524 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3525 3         GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE          100        N/A
                 ADVISORS, INC.
3526 4           GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE, L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3527 5             GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)               N/A        N/A         The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                                   Limited Partner.
3528 3         GOLDMAN SACHS PEP 2005 ADVISORS, L.L.C.                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3529 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3530 3         GOLDMAN SACHS PEP 2005 DIRECT INVESTMENT ADVISORS,       N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
3531 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 -           N/A        N/A         The direct holder is a
                   DIRECT INVESTMENT FUND, L.P.                                                General Partner.
3532 5             LVB ACQUISITION HOLDING, LLC                         24         N/A

3533 5             YES NETWORK HOLDING COMPANY, LLC                     30         N/A

3534 3         GOLDMAN SACHS PEP 2005 MANAGER ADVISORS, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3535 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005 -           N/A        N/A         The direct holder is a
                   MANAGER FUND, L.P.                                                          General Partner.
3536 3         GOLDMAN SACHS PEP 2005 OFFSHORE ADVISORS, INC.           100        N/A

3537 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005             N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
3538 3         GOLDMAN SACHS PEP 2005 OFFSHORE HOLDINGS ADVISORS, INC.  100        N/A

3539 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005             N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                     General Partner.
3540 3         GOLDMAN SACHS PEP ASIA ADVISORS, L.L.C.                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3541 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA FUND,       N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
3542 5             PRIVATE EQUITY PARTNERS ASIA FUND FOREIGN            N/A        N/A         The direct holder is a
                     INCOME BLOCKER, L.L.C.                                                    Managing Member.

3543 3         GOLDMAN SACHS PEP ASIA OFFSHORE ADVISORS, INC.           100        N/A

3544 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA             N/A        N/A         The direct holder is a
                   OFFSHORE FUND, L.P.                                                         General Partner.
3545 3         GOLDMAN SACHS PEP IX ADVISORS, L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3546 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3547 5             YES NETWORK HOLDING COMPANY, LLC                     30         N/A

3548 3         GOLDMAN SACHS PEP IX DIRECT INVESTMENT ADVISORS, L.L.C.  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3549 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - DIRECT      N/A        N/A         The direct holder is a
                   INVESTMENT FUND, L.P.                                                       General Partner.
3550 5             LVB ACQUISITION HOLDING, LLC                         24         N/A

3551 5             YES NETWORK HOLDING COMPANY, LLC                     30         N/A

3552 3         GOLDMAN SACHS PEP IX MANAGER ADVISORS, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3553 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX - MANAGER     N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
3554 3         GOLDMAN SACHS PEP IX OFFSHORE ADVISORS, INC.             100        N/A

3555 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE,     N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
3556 3         GOLDMAN SACHS PEP IX OFFSHORE HOLDINGS ADVISORS, INC.    100        N/A

3557 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX OFFSHORE      N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                              General Partner.
3558 5             GS PEP BASS HOLDINGS, LLC                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3559 6               LVB ACQUISITION HOLDING, LLC                       24         N/A

3560 5             GS PEP IX Offshore YES Holdings Corp.                100        N/A

3561 6               YES NETWORK HOLDING COMPANY, LLC                   30         N/A

3562 5             GS PEP SAFWAY HOLDINGS, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3563 5             Goldman Sachs Private Equity Partners IX             N/A        N/A         The direct holder is a
                     Offshore Holdings Graphite VII, L.P.                                      Limited Partner.
3564 4           Goldman Sachs Private Equity Partners IX Offshore      N/A        N/A         The direct holder is a
                   Holdings Graphite VII, L.P.                                                 General Partner.
3565 3         GOLDMAN SACHS PEP NEW PARTNERS MANAGER ADVISORS, L.L.C.  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3566 4           GOLDMAN SACHS PEP NEW PARTNERS-MANAGER FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3567 3         GOLDMAN SACHS PEP X ADVISORS, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3568 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3569 3         GOLDMAN SACHS PEP X DIRECT INVESTMENT ADVISORS, L.L.C.   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3570 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - DIRECT       N/A        N/A         The direct holder is a
                   INVESTMENT FUND, L.P.                                                       General Partner.
3571 5             YES NETWORK HOLDING COMPANY, LLC                     30         N/A

3572 3         GOLDMAN SACHS PEP X MANAGER ADVISORS, L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3573 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X - MANAGER      N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
3574 5             GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -            N/A        N/A         The direct holder is a
                     MANAGER FUND FOREIGN INCOME BLOCKER, L.L.C.                               Managing Member.
3575 3         GOLDMAN SACHS PEP X OFFSHORE ADVISORS, INC.              100        N/A

3576 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE,      N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
3577 5             GOLDMAN SACHS PRIVATE EQUITY PARTNERS X              N/A        N/A         The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                                   Limited Partner.
3578 3         GOLDMAN SACHS PEP X OFFSHORE HOLDINGS ADVISORS, INC.     100        N/A

3579 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS X OFFSHORE       N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                              General Partner.
3580 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY         N/A        N/A         The direct holder is a
                 ADVISORS, L.L.C.                                                              Managing Member.
3581 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
3582 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     100        N/A
                 OFFSHORE ADVISORS, INC.
3583 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              N/A        N/A         The direct holder is a
                   HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.                                     General Partner.
3584 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              N/A        N/A         The direct holder is a
                   HEALTHCARE FUND OFFSHORE, L.P.                                              General Partner.
3585 5             GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED            N/A        N/A         The direct holder is a
                     HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.                                   Limited Partner.
3586 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED HEALTHCARE     100        N/A
                 OFFSHORE HOLDINGS ADVISORS, INC.
3587 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                N/A        N/A         The direct holder is a
                 OPPORTUNITIES ADVISORS, L.L.C.                                                Managing Member.
3588 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              N/A        N/A         The direct holder is a
                   OPPORTUNITIES FUND, L.P.                                                    General Partner.
3589 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                N/A        N/A         The direct holder is a
                 OPPORTUNITIES FUND II ADVISORS, L.L.C.                                        Managing Member.
3590 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              N/A        N/A         The direct holder is a
                   OPPORTUNITIES FUND II, L.P.                                                 General Partner.
3591 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                100        N/A
                 OPPORTUNITIES OFFSHORE ADVISORS, INC.
3592 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              N/A        N/A         The direct holder is a
                   OPPORTUNITIES FUND OFFSHORE, L.P.                                           General Partner.
3593 5             GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED            N/A        N/A         The direct holder is a
                     OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                                Limited Partner.
3594 3         GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED                100        N/A
                 OPPORTUNITIES OFFSHORE HOLDINGS ADVISORS, INC.
3595 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED              N/A        N/A         The direct holder is a
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                                  General Partner.
3596 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    100        N/A
                 OFFSHORE ADVISORS, INC.
3597 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)  N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
3598 5             GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY          N/A        N/A         The direct holder is a
                     FUND (AP) OFFSHORE HOLDINGS, L.P.                                         Limited Partner.
3599 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND (AP)    100        N/A
                 OFFSHORE HOLDINGS ADVISORS, INC.
3600 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND       N/A        N/A         The direct holder is a
                   (AP) OFFSHORE HOLDINGS, L.P.                                                General Partner.
3601 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         100        N/A
                 OFFSHORE ADVISORS, INC.
3602 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND       N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
3603 5             GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY          N/A        N/A         The direct holder is a
                     FUND OFFSHORE HOLDINGS, L.P.                                              Limited Partner.
3604 3         GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND         100        N/A
                 OFFSHORE HOLDINGS ADVISORS, INC.
3605 4           GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY FUND       N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                     General Partner.
3606 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004 EMPLOYEE      N/A        N/A         The direct holder is a
                 FUNDS GP, L.L.C.                                                              Managing Member.
3607 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             N/A        N/A         The direct holder is a
                   EMPLOYEE FUND OFFSHORE, L.P.                                                General Partner.

3608 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             525990 - Other         New York      NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                                  Financial Vehicles
3609 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3610 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND   525990 - Other         George Town            CAYMAN ISLANDS
                 OFFSHORE, LTD.                                         Financial Vehicles
3611 3         GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II           525990 - Other         New York      NY       UNITED STATES
                 OFFSHORE ADVISORS, LLC                                 Financial Vehicles
3612 4           GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II           525990 - Other         Edinburgh              UNITED KINGDOM
                   OFFSHORE, L.P.                                       Financial Vehicles                            (OTHER)
3613 3         GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II           525990 - Other         New York      NY       UNITED STATES
                 OFFSHORE HOLDINGS ADVISORS, LLC                        Financial Vehicles
3614 4           GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II           525990 - Other         Edinburgh              UNITED KINGDOM
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles                            (OTHER)
3615 3         GOLDMAN SACHS VINTAGE FUND IV ADVISORS, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3616 4           GOLDMAN SACHS VINTAGE FUND IV, L.P.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3617 5             GSVF-IV ONSHORE RAVEN MANAGER STAKE LLC              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3618 3         GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND GP, L.L.C.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3619 4           GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND            525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, LTD.                                       Financial Vehicles
3620 4           GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3621 4           GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND              525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE, LTD.                                       Financial Vehicles
3622 4           GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND, L.P.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3623 3         GOLDMAN SACHS VINTAGE FUND V ADVISORS GMBH               525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
3624 4           GOLDMAN SACHS VINTAGE FUND V GMBH & CO. KG             525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
3625 3         GOLDMAN SACHS VINTAGE FUND V ADVISORS, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3626 4           GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.     525990 - Other         Edinburgh              UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
3627 4           GOLDMAN SACHS VINTAGE FUND V EUROPE, L.P.              525990 - Other         Edinburgh              UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
3628 5             GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.   525990 - Other         Edinburgh              UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
3629 4           GOLDMAN SACHS VINTAGE FUND V, L.P.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3630 3         GOLDMAN SACHS VINTAGE FUND V HOLDINGS ADVISORS, INC.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3631 4           GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3632 3         GOLDMAN SACHS VINTAGE FUND V INITIAL PARTNER GMBH        525990 - Other         Frankfurt am           GERMANY
                                                                        Financial Vehicles     Main
3633 3         GOLDMAN SACHS VINTAGE FUND V OFFSHORE ADVISORS, INC.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3634 4           GOLDMAN SACHS VINTAGE FUND V OFFSHORE, L.P.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3635 3         GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS           525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3636 4           GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS, L.P.   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3637 5             GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3638 5             GSV ENERGY HOLDINGS, INC.                            551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3639 5             GSVA OFFSHORE HOLDINGS, INC.                         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3640 5             GSVF AHO INVESTMENTS CORP.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3641 3         GOLDMAN SACHS VINTAGE III ADVISORS, L.L.C.               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3642 4           GOLDMAN SACHS VINTAGE FUND III, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3643 5             VF III HOLDINGS, L.P.                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3644 3         GOLDMAN SACHS VINTAGE III OFFSHORE ADVISORS, INC.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3645 4           GOLDMAN SACHS VINTAGE FUND III OFFSHORE, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3646 5             GOLDMAN SACHS VINTAGE FUND III OFFSHORE              525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, L.P.                                     Financial Vehicles
3647 3         GOLDMAN SACHS VINTAGE III OFFSHORE HOLDINGS ADVISORS,    525990 - Other         George Town            CAYMAN ISLANDS
                 INC.                                                   Financial Vehicles
3648 4           GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P. 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3649 3         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     525990 - Other         Wilmington    DE       UNITED STATES
                 2011 ADVISORS L.L.C.                                   Financial Vehicles
3650 4           GROWTH AND EMERGING MARKETS PRIVATE EQUITY             525990 - Other         New York      NY       UNITED STATES
                   MANAGERS: 2011 L.P.                                  Financial Vehicles
3651 3         GS ACCESS - LIBERTY HARBOR/PERRY ADVISORS, L.L.C.        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3652 4           GS ACCESS-LIBERTY HARBOR/PERRY, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3653 3         GS CONCENTRATED ENERGY OFFSHORE ADVISORS, INC.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3654 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       525990 - Other         George Town            CAYMAN ISLANDS
                   FUND OFFSHORE, L.P.                                  Financial Vehicles
3655 5             GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED            525990 - Other         George Town            CAYMAN ISLANDS
                     ENERGY FUND OFFSHORE HOLDINGS, L.P.                Financial Vehicles
3656 3         GS CONCENTRATED ENERGY OFFSHORE HOLDINGS ADVISORS, INC.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3657 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       525990 - Other         George Town            CAYMAN ISLANDS
                   FUND OFFSHORE HOLDINGS, L.P.                         Financial Vehicles
3658 3         GS DISTRESSED OPPORTUNITIES ADVISORS, L.L.C.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3659 4           GS DISTRESSED OPPORTUNITIES FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3660 3         GS DISTRESSED OPPORTUNITIES OFFSHORE ADVISORS, INC.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3661 4           GS DISTRESSED OPPORTUNITIES FUND OFFSHORE, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3662 5             GS DISTRESSED OPPORTUNITIES FUND OFFSHORE            525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, L.P.                                     Financial Vehicles
3663 3         GS DISTRESSED OPPORTUNITIES OFFSHORE HOLDINGS            525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3664 4           GS DISTRESSED OPPORTUNITIES FUND OFFSHORE              525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Financial Vehicles
3665 3         GS INITIAL INVESTOR, L.L.C.                              551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3666 4           GS INITIAL INVESTOR, INC.                              551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3667 5             PRIVATE REAL ESTATE MANAGERS: 2011 LP                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3668 6               PRIVATE REAL ESTATE MANAGERS: 2011 FOREIGN         525990 - Other         Wilmington    DE       UNITED STATES
                       INCOME BLOCKER, L.L.C.                           Financial Vehicles
3669 5             U.S. REAL PROPERTY INCOME FUND, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3670 3         GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS FUND      525990 - Other         New York      NY       UNITED STATES
                 ADVISORS, L.L.C.                                       Financial Vehicles
3671 4           GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS         525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3672 3         GS MERCHANT BANKING ACCESS 2006 ADVISORS, L.L.C.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3673 4           GOLDMAN SACHS MERCHANT BANKING ACCESS FUND 2006, L.P.  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3674 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          525990 - Other         New York      NY       UNITED STATES
                     PARTNERSHIP 2007                                   Financial Vehicles
3675 6               GS Lux Management Services S.a r.l.                525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3676 6               W2007 FINANCE SUB, LLC                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3677 7                 BLACKSTONE HLT PRINCIPAL TRANSACTION             531390 - Other         New York      NY       UNITED STATES
                         PARTNERS, L.P.                                 activities related
                                                                        to real estate
3678 7                 W2007 230 PARK, LLC                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3679 7                 W2007 BEAR L.L.C.                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3680 7                 W2007 GRACE I, LLC                               525990 - Other         Knoxville     TN       UNITED STATES
                                                                        Financial Vehicles
3681 8                   W2007 EQUITY INNS GEN-PAR, LLC                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3682 9                     W2007 EQUITY INNS PARTNERSHIP, L.P.          525990 - Other         Knoxville     TN       UNITED STATES
                                                                        Financial Vehicles
3683 10                      W2007 EQUITY INNS JUNIOR MEZZ, LLC         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3684 11                        W2007 EQUITY INNS INTERMEDIATE MEZZ V,   525990 - Other         Wilmington    DE       UNITED STATES
                                 LLC                                    Financial Vehicles
3685 12                          W2007 EQUITY INNS INTERMEDIATE MEZZ    525990 - Other         Wilmington    DE       UNITED STATES
                                   IV, LLC                              Financial Vehicles
3686 13                            W2007 EQUITY INNS INTERMEDIATE MEZZ  525990 - Other         Wilmington    DE       UNITED STATES
                                     MEZZ III, LLC                      Financial Vehicles
3687 14                              W2007 EQUITY INNS INTERMEDIATE     525990 - Other         Wilmington    DE       UNITED STATES
                                       MEZZ II, LLC                     Financial Vehicles
3688 15                                W2007 EQUITY INNS INTERMEDIATE   525990 - Other         Wilmington    DE       UNITED STATES
                                         MEZZ I, LLC                    Financial Vehicles
3689 16                                  W2007 EQUITY INNS SENIOR       525990 - Other         Wilmington    DE       UNITED STATES
                                           MEZZ, LLC                    Financial Vehicles
3690 17                                    W2007 EQUITY INNS REALTY,    531120 - Lessors       WILMINGTON    DE       UNITED STATES
                                             LLC                        of nonresidential
                                                                        buildings (except
                                                                        mini warehouses)
3691 8                   W2007 EQUITY INNS PARTNERSHIP, L.P.            525990 - Other         Knoxville     TN       UNITED STATES
                                                                        Financial Vehicles

3608 4           GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004             N/A        N/A         The direct holder is a
                   EMPLOYEE FUND, L.P.                                                         General Partner.
3609 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3610 3         GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX EMPLOYEE FUND   100        N/A
                 OFFSHORE, LTD.
3611 3         GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II           N/A        N/A         The direct holder is a
                 OFFSHORE ADVISORS, LLC                                                        Managing Member.
3612 4           GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II           N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
3613 3         GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED II           N/A        N/A         The direct holder is a
                 OFFSHORE HOLDINGS ADVISORS, LLC                                               Managing Member.
3614 4           GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED II           N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                     General Partner.
3615 3         GOLDMAN SACHS VINTAGE FUND IV ADVISORS, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3616 4           GOLDMAN SACHS VINTAGE FUND IV, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3617 5             GSVF-IV ONSHORE RAVEN MANAGER STAKE LLC              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3618 3         GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND GP, L.L.C.   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3619 4           GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND            100        N/A
                   OFFSHORE, LTD.
3620 4           GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3621 4           GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND              100        N/A
                   OFFSHORE, LTD.
3622 4           GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3623 3         GOLDMAN SACHS VINTAGE FUND V ADVISORS GMBH               100        N/A

3624 4           GOLDMAN SACHS VINTAGE FUND V GMBH & CO. KG             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3625 3         GOLDMAN SACHS VINTAGE FUND V ADVISORS, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3626 4           GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
3627 4           GOLDMAN SACHS VINTAGE FUND V EUROPE, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
3628 5             GOLDMAN SACHS VINTAGE FUND V EUROPE HOLDINGS, L.P.   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3629 4           GOLDMAN SACHS VINTAGE FUND V, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
3630 3         GOLDMAN SACHS VINTAGE FUND V HOLDINGS ADVISORS, INC.     100        N/A

3631 4           GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
3632 3         GOLDMAN SACHS VINTAGE FUND V INITIAL PARTNER GMBH        100        N/A

3633 3         GOLDMAN SACHS VINTAGE FUND V OFFSHORE ADVISORS, INC.     100        N/A

3634 4           GOLDMAN SACHS VINTAGE FUND V OFFSHORE, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
3635 3         GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS           100        N/A
                 ADVISORS, INC.
3636 4           GOLDMAN SACHS VINTAGE FUND V OFFSHORE HOLDINGS, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3637 5             GOLDMAN SACHS PRIVATE EQUITY HOLDINGS, L.P.          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3638 5             GSV ENERGY HOLDINGS, INC.                            99         N/A


3639 5             GSVA OFFSHORE HOLDINGS, INC.                         100        N/A


3640 5             GSVF AHO INVESTMENTS CORP.                           99         N/A

3641 3         GOLDMAN SACHS VINTAGE III ADVISORS, L.L.C.               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3642 4           GOLDMAN SACHS VINTAGE FUND III, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3643 5             VF III HOLDINGS, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3644 3         GOLDMAN SACHS VINTAGE III OFFSHORE ADVISORS, INC.        100        N/A

3645 4           GOLDMAN SACHS VINTAGE FUND III OFFSHORE, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3646 5             GOLDMAN SACHS VINTAGE FUND III OFFSHORE              N/A        N/A         The direct holder is a
                     HOLDINGS, L.P.                                                            Limited Partner.
3647 3         GOLDMAN SACHS VINTAGE III OFFSHORE HOLDINGS ADVISORS,    100        N/A
                 INC.
3648 4           GOLDMAN SACHS VINTAGE FUND III OFFSHORE HOLDINGS, L.P. N/A        N/A         The direct holder is a
                                                                                               General Partner.
3649 3         GROWTH AND EMERGING MARKETS PRIVATE EQUITY MANAGERS:     N/A        N/A         The direct holder is a
                 2011 ADVISORS L.L.C.                                                          Managing Member.
3650 4           GROWTH AND EMERGING MARKETS PRIVATE EQUITY             N/A        N/A         The direct holder is a
                   MANAGERS: 2011 L.P.                                                         General Partner.
3651 3         GS ACCESS - LIBERTY HARBOR/PERRY ADVISORS, L.L.C.        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3652 4           GS ACCESS-LIBERTY HARBOR/PERRY, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3653 3         GS CONCENTRATED ENERGY OFFSHORE ADVISORS, INC.           100        N/A

3654 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       N/A        N/A         The direct holder is a
                   FUND OFFSHORE, L.P.                                                         General Partner.
3655 5             GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED            N/A        N/A         The direct holder is a
                     ENERGY FUND OFFSHORE HOLDINGS, L.P.                                       Limited Partner.
3656 3         GS CONCENTRATED ENERGY OFFSHORE HOLDINGS ADVISORS, INC.  100        N/A

3657 4           GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED ENERGY       N/A        N/A         The direct holder is a
                   FUND OFFSHORE HOLDINGS, L.P.                                                General Partner.
3658 3         GS DISTRESSED OPPORTUNITIES ADVISORS, L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3659 4           GS DISTRESSED OPPORTUNITIES FUND, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
3660 3         GS DISTRESSED OPPORTUNITIES OFFSHORE ADVISORS, INC.      100        N/A

3661 4           GS DISTRESSED OPPORTUNITIES FUND OFFSHORE, L.P.        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3662 5             GS DISTRESSED OPPORTUNITIES FUND OFFSHORE            N/A        N/A         The direct holder is a
                     HOLDINGS, L.P.                                                            Limited Partner.
3663 3         GS DISTRESSED OPPORTUNITIES OFFSHORE HOLDINGS            100        N/A
                 ADVISORS, INC.
3664 4           GS DISTRESSED OPPORTUNITIES FUND OFFSHORE              N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                              General Partner.
3665 3         GS INITIAL INVESTOR, L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3666 4           GS INITIAL INVESTOR, INC.                              100        N/A


3667 5             PRIVATE REAL ESTATE MANAGERS: 2011 LP                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3668 6               PRIVATE REAL ESTATE MANAGERS: 2011 FOREIGN         N/A        N/A         The direct holder is a
                       INCOME BLOCKER, L.L.C.                                                  Managing Member.
3669 5             U.S. REAL PROPERTY INCOME FUND, L.P.                                        The direct holder is a
                                                                                               General Partner.
3670 3         GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS FUND      N/A        N/A         The direct holder is a
                 ADVISORS, L.L.C.                                                              Managing Member.
3671 4           GS KSL CAPITAL PARTNERS SUPPLEMENTAL II ACCESS         N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
3672 3         GS MERCHANT BANKING ACCESS 2006 ADVISORS, L.L.C.         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3673 4           GOLDMAN SACHS MERCHANT BANKING ACCESS FUND 2006, L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3674 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          N/A        N/A         The direct holder is a
                     PARTNERSHIP 2007                                                          Limited Partner.
3675 6               GS Lux Management Services S.a r.l.                100        N/A

3676 6               W2007 FINANCE SUB, LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3677 7                 BLACKSTONE HLT PRINCIPAL TRANSACTION             N/A        32
                         PARTNERS, L.P.

3678 7                 W2007 230 PARK, LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3679 7                 W2007 BEAR L.L.C.                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3680 7                 W2007 GRACE I, LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3681 8                   W2007 EQUITY INNS GEN-PAR, LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3682 9                     W2007 EQUITY INNS PARTNERSHIP, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3683 10                      W2007 EQUITY INNS JUNIOR MEZZ, LLC         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3684 11                        W2007 EQUITY INNS INTERMEDIATE MEZZ V,   N/A        N/A         The direct holder is a
                                 LLC                                                           Managing Member.
3685 12                          W2007 EQUITY INNS INTERMEDIATE MEZZ    N/A        N/A         The direct holder is a
                                   IV, LLC                                                     Managing Member.
3686 13                            W2007 EQUITY INNS INTERMEDIATE MEZZ  N/A        N/A         The direct holder is a
                                     MEZZ III, LLC                                             Managing Member.
3687 14                              W2007 EQUITY INNS INTERMEDIATE     N/A        N/A         The direct holder is a
                                       MEZZ II, LLC                                            Managing Member.
3688 15                                W2007 EQUITY INNS INTERMEDIATE   N/A        N/A         The direct holder is a
                                         MEZZ I, LLC                                           Managing Member.
3689 16                                  W2007 EQUITY INNS SENIOR       N/A        N/A         The direct holder is a
                                           MEZZ, LLC                                           Managing Member.
3690 17                                    W2007 EQUITY INNS REALTY,    100        N/A
                                             LLC


3691 8                   W2007 EQUITY INNS PARTNERSHIP, L.P.            N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3692 8                   W2007 GRACE ACQUISITION I, INC.                525990 - Other         Knoxville     TN       UNITED STATES
                                                                        Financial Vehicles
3693 9                     W2007 EQUITY INNS PARTNERSHIP,               525990 - Other         Knoxville     TN       UNITED STATES
                             L.P.                                       Financial Vehicles
3694 7                 W2007 MVP HOTELS, LLC                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3695 7                 W2007 SEATTLE MEZZ LENDER, LLC                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3696 7                 W2007/ACEP HOLDINGS, LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3697 7                 W2007/W2008 FINANCE LTD.                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3698 7                 WHITEHALL EUROPEAN RE 6 S.A R.L.                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3699 8                   W2005/W2007 EQUINOX 1 B.V.                     525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3700 8                   W2005/W2007 EQUINOX 2 B.V.                     525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3701 9                     W2005/W2007 EQUINOX 3 B.V.                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3702 8                   W2005/W2007 VERNAL HOLDING 1 B.V.              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3703 9                     W2005/W2007 VERNAL ASSET 1 B.V.              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3704 9                     W2005/W2007 VERNAL HOLDING 2                 525990 - Other         Amsterdam              NETHERLANDS
                             B.V.                                       Financial Vehicles
3705 10                      W2005/W2007 VERNAL ASSET 1 B.V.            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3706 8                   ZWINGER OPCO 6 B.V.                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3707 9                     ATLANTIC 2 - BERENICE FONDO COMUNE DI        525990 - Other         Milan                  ITALY (OTHER)
                             INVESTIMENTO IMMOBILIARE DI TIPO CHIUSO    Financial Vehicles
3708 7                 WHITEHALL EUROPEAN RE 7 S.A R.L.                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3709 7                 WHITEHALL EUROPEAN RE 8 S.A R.L.                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3710 6               WHITEHALL EUROPEAN RE 4 S.A R.L.                   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3711 7                 VERNAL HOLDING B.V.                              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3712 8                   W2005/W2007 EQUINOX 1 B.V.                     525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3713 8                   W2005/W2007 VERNAL HOLDING 1 B.V.              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3714 7                 W2005/W2007 EQUINOX 1 B.V.                       525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3715 7                 W2005/W2007 EQUINOX 2 B.V.                       525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3716 7                 W2005/W2007 VERNAL HOLDING 1 B.V.                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3717 7                 ZWINGER OPCO 6 B.V.                              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3718 6               WHITEHALL EUROPEAN RE 5 S.A R.L.                   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
3719 7                 VERNAL HOLDING B.V.                              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3720 7                 W2005/W2007 EQUINOX 1 B.V.                       525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3721 7                 W2005/W2007 EQUINOX 2 B.V.                       525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3722 7                 W2005/W2007 VERNAL HOLDING 1 B.V.                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3723 7                 ZWINGER OPCO 6 B.V.                              525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
3724 3         GS MOUNT KELLETT CAPITAL PARTNERS ACCESS ADVISORS,       525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3725 4           GS Mount Kellett Capital Partners Access Fund, L.P.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3726 3         GS MOUNT KELLETT CAPITAL PARTNERS ACCESS OFFSHORE        525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3727 4           GS MOUNT KELLETT CAPITAL PARTNERS ACCESS FUND          525990 - Other         George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Financial Vehicles
3728 4           GS Mount Kellett Capital Partners Access Corporate     525990 - Other         George Town            CAYMAN ISLANDS
                   Feeder Fund, Ltd.                                    Financial Vehicles
3729 4           GS Mount Kellett Capital Partners Access Fund          525990 - Other         George Town            CAYMAN ISLANDS
                   Offshore, L.P.                                       Financial Vehicles
3730 3         GS PE CSEC CORPORATE HOLDINGS ADVISORS, INC.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3731 4           GS PE CSEC CORPORATE HOLDINGS, L.P.                    525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3732 5             GS ESF QEP OFFSHORE HOLDINGS CORP.                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3733 5             GSVF AHO INVESTMENTS CORP.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3734 3         GS PE CSEC ENERGY ADVISORS, L.L.C.                       551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3735 4           GS PE CSEC ENERGY, INC.                                525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
3736 5             GS PE CSEC ENERGY HOLDINGS, L.P.                     525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
3737 3         GS PE CSEC ENERGY HOLDINGS ADVISORS, L.L.C.              551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3738 4           GS PE CSEC ENERGY HOLDINGS, L.P.                       525910 - Open-End      NEW YORK      NY       UNITED STATES
                                                                        Investment Funds
3739 3         GS PE CSEC OFFSHORE ADVISORS, INC.                       551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3740 4           GS PE CSEC OFFSHORE, L.P.                              525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3741 5             GS PE CSEC OFFSHORE HOLDINGS, L.P.                   525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3742 3         GS PE CSEC OFFSHORE HOLDINGS ADVISORS, INC.              551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3743 4           GS PE CSEC OFFSHORE HOLDINGS, L.P.                     525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
3744 3         GS PEO HOLDINGS LLC                                      551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3745 3         GS PEP 1999 ADVISORS, L.L.C.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3746 4           GS PRIVATE EQUITY PARTNERS 1999, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3747 3         GS PEP 1999 DIRECT INVESTMENT ADVISORS, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3748 4           GS PRIVATE EQUITY PARTNERS 1999 - DIRECT               525990 - Other         New York      NY       UNITED STATES
                   INVESTMENT FUND, L.P.                                Financial Vehicles
3749 3         GS PEP 1999 MANAGER ADVISORS, L.L.C.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3750 4           GS PRIVATE EQUITY PARTNERS 1999 - MANAGER FUND, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3751 3         GS PEP 1999 OFFSHORE ADVISORS, INC.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3752 4           GS PRIVATE EQUITY PARTNERS 1999 OFFSHORE, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3753 5             GS PEP 99 VCP OFFSHORE HOLDINGS, INC.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3754 6               GS PEP 99 VCP Offshore Holdings, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3755 3         GS PEP 2000 ADVISORS, L.L.C.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3756 4           GS PRIVATE EQUITY PARTNERS 2000, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3757 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3758 3         GS PEP 2000 DIRECT INVESTMENT ADVISORS, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3759 4           GS PRIVATE EQUITY PARTNERS 2000 - DIRECT               525990 - Other         New York      NY       UNITED STATES
                   INVESTMENT FUND, L.P.                                Financial Vehicles
3760 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3761 3         GS PEP 2000 MANAGER ADVISORS, L.L.C.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3762 4           GS PRIVATE EQUITY PARTNERS 2000 - MANAGER FUND, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3763 5             GS Private Equity Partners 2000 - Manager BC         525990 - Other         George Town            CAYMAN ISLANDS
                     Holdings Limited                                   Financial Vehicles
3764 3         GS PEP 2000 OFFSHORE ADVISORS, INC                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3765 4           GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3766 3         GS PEP 2000 OFFSHORE HOLDINGS ADVISORS, INC.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3767 4           GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE HOLDINGS,     525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
3768 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3769 5             GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3770 3         GS PEP 2002 ADVISORS, L.L.C.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3771 4           GS PRIVATE EQUITY PARTNERS 2002, L.P.                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3772 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3773 3         GS PEP 2002 DIRECT INVESTMENT ADVISORS, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3774 4           GS PRIVATE EQUITY PARTNERS 2002 - DIRECT               525990 - Other         New York      NY       UNITED STATES
                   INVESTMENT FUND, L.P.                                Financial Vehicles
3775 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles

3692 8                   W2007 GRACE ACQUISITION I, INC.                100        N/A

3693 9                     W2007 EQUITY INNS PARTNERSHIP,               N/A        N/A         The direct holder is a
                             L.P.                                                              General Partner.
3694 7                 W2007 MVP HOTELS, LLC                            94         N/A

3695 7                 W2007 SEATTLE MEZZ LENDER, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3696 7                 W2007/ACEP HOLDINGS, LLC                         96         N/A

3697 7                 W2007/W2008 FINANCE LTD.                         100        N/A

3698 7                 WHITEHALL EUROPEAN RE 6 S.A R.L.                 100        N/A         This holding represents
                                                                                               ownership in Class F shares.
3699 8                   W2005/W2007 EQUINOX 1 B.V.                     100        N/A

3700 8                   W2005/W2007 EQUINOX 2 B.V.                     100        N/A

3701 9                     W2005/W2007 EQUINOX 3 B.V.                   100        N/A

3702 8                   W2005/W2007 VERNAL HOLDING 1 B.V.              100        N/A

3703 9                     W2005/W2007 VERNAL ASSET 1 B.V.              100        N/A

3704 9                     W2005/W2007 VERNAL HOLDING 2                 100        N/A
                             B.V.
3705 10                      W2005/W2007 VERNAL ASSET 1 B.V.            100        N/A

3706 8                   ZWINGER OPCO 6 B.V.                            100        N/A

3707 9                     ATLANTIC 2 - BERENICE FONDO COMUNE DI        94         N/A
                             INVESTIMENTO IMMOBILIARE DI TIPO CHIUSO
3708 7                 WHITEHALL EUROPEAN RE 7 S.A R.L.                 100        N/A         This holding represents
                                                                                               ownership in Class A shares.
3709 7                 WHITEHALL EUROPEAN RE 8 S.A R.L.                 100        N/A         This holding represents
                                                                                               ownership in Class A shares.
3710 6               WHITEHALL EUROPEAN RE 4 S.A R.L.                   100        N/A

3711 7                 VERNAL HOLDING B.V.                              100        N/A

3712 8                   W2005/W2007 EQUINOX 1 B.V.                     100        N/A

3713 8                   W2005/W2007 VERNAL HOLDING 1 B.V.              100        N/A

3714 7                 W2005/W2007 EQUINOX 1 B.V.                       100        N/A

3715 7                 W2005/W2007 EQUINOX 2 B.V.                       100        N/A

3716 7                 W2005/W2007 VERNAL HOLDING 1 B.V.                100        N/A

3717 7                 ZWINGER OPCO 6 B.V.                              100        N/A

3718 6               WHITEHALL EUROPEAN RE 5 S.A R.L.                   99         N/A

3719 7                 VERNAL HOLDING B.V.                              100        N/A

3720 7                 W2005/W2007 EQUINOX 1 B.V.                       100        N/A

3721 7                 W2005/W2007 EQUINOX 2 B.V.                       100        N/A

3722 7                 W2005/W2007 VERNAL HOLDING 1 B.V.                100        N/A

3723 7                 ZWINGER OPCO 6 B.V.                              100        N/A

3724 3         GS MOUNT KELLETT CAPITAL PARTNERS ACCESS ADVISORS,       N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
3725 4           GS Mount Kellett Capital Partners Access Fund, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3726 3         GS MOUNT KELLETT CAPITAL PARTNERS ACCESS OFFSHORE        100        N/A
                 ADVISORS, INC.
3727 4           GS MOUNT KELLETT CAPITAL PARTNERS ACCESS FUND          N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                     General Partner.
3728 4           GS Mount Kellett Capital Partners Access Corporate     100        N/A
                   Feeder Fund, Ltd.
3729 4           GS Mount Kellett Capital Partners Access Fund          N/A        N/A         The direct holder is a
                   Offshore, L.P.                                                              General Partner.
3730 3         GS PE CSEC CORPORATE HOLDINGS ADVISORS, INC.             100        N/A

3731 4           GS PE CSEC CORPORATE HOLDINGS, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3732 5             GS ESF QEP OFFSHORE HOLDINGS CORP.                   100        N/A

3733 5             GSVF AHO INVESTMENTS CORP.                           99         N/A

3734 3         GS PE CSEC ENERGY ADVISORS, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3735 4           GS PE CSEC ENERGY, INC.                                100        N/A

3736 5             GS PE CSEC ENERGY HOLDINGS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3737 3         GS PE CSEC ENERGY HOLDINGS ADVISORS, L.L.C.              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3738 4           GS PE CSEC ENERGY HOLDINGS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3739 3         GS PE CSEC OFFSHORE ADVISORS, INC.                       100        N/A


3740 4           GS PE CSEC OFFSHORE, L.P.                              N/A        N/A         The direct holder is a
                                                                                               General Partner.
3741 5             GS PE CSEC OFFSHORE HOLDINGS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3742 3         GS PE CSEC OFFSHORE HOLDINGS ADVISORS, INC.              100        N/A


3743 4           GS PE CSEC OFFSHORE HOLDINGS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
3744 3         GS PEO HOLDINGS LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3745 3         GS PEP 1999 ADVISORS, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3746 4           GS PRIVATE EQUITY PARTNERS 1999, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3747 3         GS PEP 1999 DIRECT INVESTMENT ADVISORS, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3748 4           GS PRIVATE EQUITY PARTNERS 1999 - DIRECT               N/A        N/A         The direct holder is a
                   INVESTMENT FUND, L.P.                                                       General Partner.
3749 3         GS PEP 1999 MANAGER ADVISORS, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3750 4           GS PRIVATE EQUITY PARTNERS 1999 - MANAGER FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3751 3         GS PEP 1999 OFFSHORE ADVISORS, INC.                      100        N/A

3752 4           GS PRIVATE EQUITY PARTNERS 1999 OFFSHORE, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3753 5             GS PEP 99 VCP OFFSHORE HOLDINGS, INC.                100        N/A

3754 6               GS PEP 99 VCP Offshore Holdings, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
3755 3         GS PEP 2000 ADVISORS, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3756 4           GS PRIVATE EQUITY PARTNERS 2000, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3757 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3758 3         GS PEP 2000 DIRECT INVESTMENT ADVISORS, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3759 4           GS PRIVATE EQUITY PARTNERS 2000 - DIRECT               N/A        N/A         The direct holder is a
                   INVESTMENT FUND, L.P.                                                       General Partner.
3760 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3761 3         GS PEP 2000 MANAGER ADVISORS, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3762 4           GS PRIVATE EQUITY PARTNERS 2000 - MANAGER FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3763 5             GS Private Equity Partners 2000 - Manager BC         100        N/A
                     Holdings Limited
3764 3         GS PEP 2000 OFFSHORE ADVISORS, INC                       100        N/A

3765 4           GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3766 3         GS PEP 2000 OFFSHORE HOLDINGS ADVISORS, INC.             100        N/A

3767 4           GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE HOLDINGS,     N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
3768 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3769 5             GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3770 3         GS PEP 2002 ADVISORS, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3771 4           GS PRIVATE EQUITY PARTNERS 2002, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3772 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3773 3         GS PEP 2002 DIRECT INVESTMENT ADVISORS, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3774 4           GS PRIVATE EQUITY PARTNERS 2002 - DIRECT               N/A        N/A         The direct holder is a
                   INVESTMENT FUND, L.P.                                                       General Partner.
3775 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3776 3         GS PEP 2002 MANAGER ADVISORS, L.L.C.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3777 4           GS PRIVATE EQUITY PARTNERS 2002 - MANAGER FUND, L.P.   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3778 3         GS PEP 2002 OFFSHORE ADVISORS, INC.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3779 4           GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3780 3         GS PEP 2002 OFFSHORE HOLDINGS ADVISORS, INC.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3781 4           GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE HOLDINGS,     525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
3782 5             EDUCATION MANAGEMENT CORPORATION                     525990 - Other         Pittsburgh    PA       UNITED STATES
                                                                        Financial Vehicles
3783 3         GS PEP BASS HOLDINGS, LLC                                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


3784 3         GS PEP II ADVISORS (SC), L.L.C.                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3785 4           GS PRIVATE EQUITY PARTNERS II (SOUTHERN COMPANY) -     525990 - Other         New York      NY       UNITED STATES
                   MANAGER FUND, L.P.                                   Financial Vehicles
3786 3         GS PEP II ADVISORS, L.L.C.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3787 4           GS PRIVATE EQUITY PARTNERS II, L.P.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3788 5             GS CAPITAL PARTNERS III, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3789 3         GS PEP II DIRECT INVESTMENT ADVISORS, L.L.C.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3790 4           GS PRIVATE EQUITY PARTNERS II-DIRECT INVESTMENT        525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3791 3         GS PEP II MANAGER ADVISORS, L.L.C.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3792 4           GS PRIVATE EQUITY PARTNERS II - MANAGER FUND, L.P.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3793 3         GS PEP II OFFSHORE ADVISORS, INC.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3794 4           GS PRIVATE EQUITY PARTNERS II OFFSHORE, L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3795 5             GS CAPITAL PARTNERS III OFFSHORE, L.P.               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3796 3         GS PEP III ADVISORS, L.L.C.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3797 4           GS PRIVATE EQUITY PARTNERS III, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3798 5             GS CAPITAL PARTNERS III, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3799 3         GS PEP III OFFSHORE ADVISORS, INC.                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3800 4           GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3801 3         GS PEP OFFSHORE ADVISORS (NBK), INC.                     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3802 4           NBK/GS PRIVATE EQUITY PARTNERS, L.P.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3803 3         GS PEP SAFWAY HOLDINGS, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles


3804 3         GS PEP TECH 2000 ADVISORS, L.L.C.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3805 4           GS PEP TECHNOLOGY FUND 2000, L.P.                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3806 3         GS PEP TECH 2000 OFFSHORE ADVISORS, INC.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3807 4           GS PEP TECHNOLOGY FUND 2000 OFFSHORE, L.P.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3808 3         GS PEP TECH 2000 OFFSHORE HOLDINGS ADVISORS, INC.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3809 4           GS PEP TECHNOLOGY FUND 2000 OFFSHORE HOLDINGS, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3810 3         GS PRIVATE EQUITY ALLOCATION ADVISORS, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3811 4           GOLDMAN SACHS PRIVATE EQUITY ALLOCATION FUND, L.P.     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3812 3         GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3813 3         GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3814 3         GS PRIVATE EQUITY MANAGEMENT, L.L.C.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3815 3         GS RA I HG6 ADVISORS, L.L.C.                             551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3816 4           GS RA I HG6, L.P.                                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3817 3         GS RA PROGRAM I ADVISORS, INC.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3818 4           GS RA PROGRAM I, L.P.                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3819 3         GS REAL ESTATE OPPORTUNITIES 2006 ADVISORS, L.L.C.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3820 4           GOLDMAN SACHS REAL ESTATE OPPORTUNITIES FUND 2006,     525990 - Other         New York      NY       UNITED STATES
                   L.P.                                                 Financial Vehicles
3821 5             GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3822 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          525990 - Other         New York      NY       UNITED STATES
                     PARTNERSHIP 2007                                   Financial Vehicles
3823 3         GS SPECIAL OPPORTUNITIES 2006 ADVISORS, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3824 4           GOLDMAN SACHS SPECIAL OPPORTUNITIES FUND 2006, L.P.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3825 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          525990 - Other         New York      NY       UNITED STATES
                     PARTNERSHIP 2007                                   Financial Vehicles
3826 3         GS Special Opportunities 2008 Advisors, L.L.C.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3827 4           Goldman Sachs Special Opportunities Fund 2008, L.P.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3828 3         GS U.S. MIDDLE MARKET BUYOUT OFFSHORE ADVISORS, INC.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3829 4           GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3830 5             GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE           525990 - Other         George Town            CAYMAN ISLANDS
                     HOLDINGS, L.P.                                     Financial Vehicles
3831 3         GS U.S. MIDDLE MARKET BUYOUT OFFSHORE HOLDINGS           525990 - Other         George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         Financial Vehicles
3832 4           GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE             525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Financial Vehicles
3833 3         GS VINTAGE ADVISORS, L.L.C.                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3834 4           GS VINTAGE FUND, L.P.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3835 5             VF Holdings, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3836 3         GS VINTAGE FUND OFFSHORE, LTD.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3837 4           GS VINTAGE FUND OFFSHORE, L.P.                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3838 3         GS VINTAGE II ADVISORS, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3839 4           GS VINTAGE FUND II, L.P.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3840 3         GS VINTAGE II OFFSHORE ADVISORS, INC.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3841 4           GS VINTAGE FUND II OFFSHORE, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3842 5             GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3843 3         GS VINTAGE II OFFSHORE HOLDINGS ADVISORS, INC.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3844 4           GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3845 3         GS VINTAGE OFFSHORE ADVISORS, INC.                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3846 4           GS VINTAGE FUND OFFSHORE, L.P.                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3847 3         GS VINTAGE/REAL ESTATE MEZZANINE ACCESS ADVISORS,        525990 - Other         New York      NY       UNITED STATES
                 L.L.C.                                                 Financial Vehicles
3848 4           GOLDMAN SACHS VINTAGE/REAL ESTATE MEZZANINE ACCESS     525990 - Other         New York      NY       UNITED STATES
                   FUND, L.P.                                           Financial Vehicles
3849 3         GS WLR OPPORTUNITIES ADVISORS OFFSHORE, INC.             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3850 4           GOLDMAN SACHS WLR OPPORTUNITIES FUND OFFSHORE, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3851 3         GS WLR OPPORTUNITIES ADVISORS, L.L.C.                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3852 4           GOLDMAN SACHS WLR OPPORTUNITIES FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3853 3         GSV HEYDEN HOLDINGS ADVISORS, INC.                       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3854 4           GSV HEYDEN HOLDINGS, L.P.                              551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3855 3         GSV RIVERA HOLDINGS, LLC                                 551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies

3856 3         GSVA HOLDINGS ADVISORS, INC.                             551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3857 4           GSVA HOLDINGS, L.P.                                    551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
3858 3         Goldman Sachs Early Secondaries Advisors, L.L.C.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3859 4           GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

3776 3         GS PEP 2002 MANAGER ADVISORS, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3777 4           GS PRIVATE EQUITY PARTNERS 2002 - MANAGER FUND, L.P.   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3778 3         GS PEP 2002 OFFSHORE ADVISORS, INC.                      100        N/A

3779 4           GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3780 3         GS PEP 2002 OFFSHORE HOLDINGS ADVISORS, INC.             100        N/A

3781 4           GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE HOLDINGS,     N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
3782 5             EDUCATION MANAGEMENT CORPORATION                     42         N/A

3783 3         GS PEP BASS HOLDINGS, LLC                                N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
3784 3         GS PEP II ADVISORS (SC), L.L.C.                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3785 4           GS PRIVATE EQUITY PARTNERS II (SOUTHERN COMPANY) -     N/A        N/A         The direct holder is a
                   MANAGER FUND, L.P.                                                          General Partner.
3786 3         GS PEP II ADVISORS, L.L.C.                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3787 4           GS PRIVATE EQUITY PARTNERS II, L.P.                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3788 5             GS CAPITAL PARTNERS III, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3789 3         GS PEP II DIRECT INVESTMENT ADVISORS, L.L.C.             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3790 4           GS PRIVATE EQUITY PARTNERS II-DIRECT INVESTMENT        N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
3791 3         GS PEP II MANAGER ADVISORS, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3792 4           GS PRIVATE EQUITY PARTNERS II - MANAGER FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
3793 3         GS PEP II OFFSHORE ADVISORS, INC.                        100        N/A

3794 4           GS PRIVATE EQUITY PARTNERS II OFFSHORE, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
3795 5             GS CAPITAL PARTNERS III OFFSHORE, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3796 3         GS PEP III ADVISORS, L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3797 4           GS PRIVATE EQUITY PARTNERS III, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3798 5             GS CAPITAL PARTNERS III, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3799 3         GS PEP III OFFSHORE ADVISORS, INC.                       100        N/A

3800 4           GS PRIVATE EQUITY PARTNERS III OFFSHORE, L.P.          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3801 3         GS PEP OFFSHORE ADVISORS (NBK), INC.                     100        N/A

3802 4           NBK/GS PRIVATE EQUITY PARTNERS, L.P.                   N/A        N/A         The direct holder is a
                                                                                               General Partner.
3803 3         GS PEP SAFWAY HOLDINGS, L.L.C.                           N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                                Management Agreement or
                                                                                                other arrangements.
3804 3         GS PEP TECH 2000 ADVISORS, L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3805 4           GS PEP TECHNOLOGY FUND 2000, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3806 3         GS PEP TECH 2000 OFFSHORE ADVISORS, INC.                 100        N/A

3807 4           GS PEP TECHNOLOGY FUND 2000 OFFSHORE, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3808 3         GS PEP TECH 2000 OFFSHORE HOLDINGS ADVISORS, INC.        100        N/A

3809 4           GS PEP TECHNOLOGY FUND 2000 OFFSHORE HOLDINGS, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3810 3         GS PRIVATE EQUITY ALLOCATION ADVISORS, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3811 4           GOLDMAN SACHS PRIVATE EQUITY ALLOCATION FUND, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
3812 3         GS PRIVATE EQUITY MANAGEMENT CONNECTICUT, L.L.C.         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3813 3         GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.              100        N/A

3814 3         GS PRIVATE EQUITY MANAGEMENT, L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3815 3         GS RA I HG6 ADVISORS, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3816 4           GS RA I HG6, L.P.                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3817 3         GS RA PROGRAM I ADVISORS, INC.                           100        N/A

3818 4           GS RA PROGRAM I, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3819 3         GS REAL ESTATE OPPORTUNITIES 2006 ADVISORS, L.L.C.       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3820 4           GOLDMAN SACHS REAL ESTATE OPPORTUNITIES FUND 2006,     N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
3821 5             GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3822 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          N/A        N/A         The direct holder is a
                     PARTNERSHIP 2007                                                          Limited Partner.
3823 3         GS SPECIAL OPPORTUNITIES 2006 ADVISORS, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3824 4           GOLDMAN SACHS SPECIAL OPPORTUNITIES FUND 2006, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3825 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          N/A        N/A         The direct holder is a
                     PARTNERSHIP 2007                                                          Limited Partner.
3826 3         GS Special Opportunities 2008 Advisors, L.L.C.           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3827 4           Goldman Sachs Special Opportunities Fund 2008, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3828 3         GS U.S. MIDDLE MARKET BUYOUT OFFSHORE ADVISORS, INC.     100        N/A

3829 4           GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3830 5             GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE           N/A        N/A         The direct holder is a
                     HOLDINGS, L.P.                                                            Limited Partner.
3831 3         GS U.S. MIDDLE MARKET BUYOUT OFFSHORE HOLDINGS           100        N/A
                 ADVISORS, INC.
3832 4           GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE             N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                              General Partner.
3833 3         GS VINTAGE ADVISORS, L.L.C.                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3834 4           GS VINTAGE FUND, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3835 5             VF Holdings, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3836 3         GS VINTAGE FUND OFFSHORE, LTD.                           100        N/A

3837 4           GS VINTAGE FUND OFFSHORE, L.P.                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3838 3         GS VINTAGE II ADVISORS, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3839 4           GS VINTAGE FUND II, L.P.                               N/A        N/A         The direct holder is a
                                                                                               General Partner.
3840 3         GS VINTAGE II OFFSHORE ADVISORS, INC.                    100        N/A

3841 4           GS VINTAGE FUND II OFFSHORE, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3842 5             GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3843 3         GS VINTAGE II OFFSHORE HOLDINGS ADVISORS, INC.           100        N/A

3844 4           GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3845 3         GS VINTAGE OFFSHORE ADVISORS, INC.                       100        N/A

3846 4           GS VINTAGE FUND OFFSHORE, L.P.                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3847 3         GS VINTAGE/REAL ESTATE MEZZANINE ACCESS ADVISORS,        N/A        N/A         The direct holder is a
                 L.L.C.                                                                        Managing Member.
3848 4           GOLDMAN SACHS VINTAGE/REAL ESTATE MEZZANINE ACCESS     N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  General Partner.
3849 3         GS WLR OPPORTUNITIES ADVISORS OFFSHORE, INC.             100        N/A

3850 4           GOLDMAN SACHS WLR OPPORTUNITIES FUND OFFSHORE, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3851 3         GS WLR OPPORTUNITIES ADVISORS, L.L.C.                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3852 4           GOLDMAN SACHS WLR OPPORTUNITIES FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3853 3         GSV HEYDEN HOLDINGS ADVISORS, INC.                       100        N/A

3854 4           GSV HEYDEN HOLDINGS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               General Partner.

3855 3         GSV RIVERA HOLDINGS, LLC                                 N/A        N/A         The direct holder has
                                                                                               Control through a
                                                                                               Management Agreement or
                                                                                                other arrangements.
3856 3         GSVA HOLDINGS ADVISORS, INC.                             100        N/A


3857 4           GSVA HOLDINGS, L.P.                                    N/A        N/A         The direct holder is a
                                                                                               General Partner.

3858 3         Goldman Sachs Early Secondaries Advisors, L.L.C.         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3859 4           GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.

3860 3         Goldman Sachs PEG Advisors, Inc.                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3861 3         Goldman Sachs PEP 2004 US-Focused (KP) Offshore          525990 - Other         George Town            CAYMAN ISLANDS
                 Holdings Advisors, Inc.                                Financial Vehicles
3862 4           GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE        525990 - Other         George Town            CAYMAN ISLANDS
                   HOLDINGS, L.P.                                       Financial Vehicles
3863 3         Goldman Sachs Private Equity Opportunities Advisors,     525990 - Other         George Town            CAYMAN ISLANDS
                 Inc.                                                   Financial Vehicles
3864 4           GOLDMAN SACHS PRIVATE EQUITY OPPORTUNITIES, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3865 5             Exeter Finance Holdings, L.P.                        525990 - Other         Atlanta       GA       UNITED STATES
                                                                        Financial Vehicles
3866 5             PRIVATE EQUITY SECONDARY OPPORTUNITIES               525990 - Other         George Town            CAYMAN ISLANDS
                     ADVISORS, INC.                                     Financial Vehicles
3867 6               PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3868 5             PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3869 5             TP HOLD CO (MAURITIUS) LTD.                          551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
3870 6               TECHPROCESS SOLUTIONS LIMITED                      522320 - Financial     Kamala City            INDIA (OTHER)
                                                                        Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
3871 3         Goldman Sachs Vintage Fund IV Offshore Advisors, Inc.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3872 4           GOLDMAN SACHS VINTAGE FUND IV OFFSHORE, L.P.           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3873 3         Goldman Sachs Vintage Fund IV Offshore Holdings          525990 - Other         George Town            CAYMAN ISLANDS
                 Advisors, Inc.                                         Financial Vehicles
3874 4           GOLDMAN SACHS VINTAGE FUND IV OFFSHORE HOLDINGS,       525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
3875 5             GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3876 3         MULTI-STRATEGY HOLDINGS OFFSHORE ADVISORS, INC.          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3877 4           MULTI-STRATEGY HOLDINGS, L.P.                          525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3878 3         PEP XI ADVISORS, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3879 4           PRIVATE EQUITY PARTNERS XI, L.P.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3880 5             PRIVATE EQUITY PARTNERS XI FOREIGN INCOME            551112 - Offices       New York      NY       UNITED STATES
                     BLOCKER, L.L.C.                                    of Other Holding
                                                                        Companies
3881 3         PRIVATE EQUITY CONCENTRATED ENERGY II ADVISORS, L.L.C.   525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3882 4           PRIVATE EQUITY CONCENTRATED ENERGY FUND II, L.P.       525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3883 5             PEP CONCENTRATED ENERGY HITECVISION HOLDINGS,        551112 - Offices       New York      NY       UNITED STATES
                     L.L.C.                                             of Other Holding
                                                                        Companies
3884 3         PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE           551112 - Offices       George Town            CAYMAN ISLANDS
                 ADVISORS, INC.                                         of Other Holding
                                                                        Companies
3885 4           PRIVATE EQUITY CONCENTRATED ENERGY FUND II             525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE, L.P.                                       Investment Funds
3886 3         PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE           551112 - Offices       George Town            CAYMAN ISLANDS
                 HOLDINGS ADVISORS, INC.                                of Other Holding
                                                                        Companies
3887 4           PRIVATE EQUITY CONCENTRATED ENERGY FUND II             525910 - Open-End      George Town            CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                              Investment Funds
3888 5             PEP CONCENTRATED ENERGY OFFSHORE HITECVISION         551112 - Offices       George Town            CAYMAN ISLANDS
                     HOLDINGS, LTD.                                     of Other Holding
                                                                        Companies
3889 3         PRIVATE EQUITY MANAGERS: 2011 ADVISORS L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3890 4           PRIVATE EQUITY MANAGERS: 2011 L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3891 4           PRIVATE EQUITY MANAGERS: 2011 OFFSHORE L.P.            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3892 3         PRIVATE REAL ESTATE MANAGERS: 2011 ADVISORS LLC          525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3893 4           PRIVATE REAL ESTATE MANAGERS: 2011 LP                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3894 3         RICHMOND ACQUISITION GP, LLC                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3895 4           Richmond Acquisition, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3896 3         SDC INVESTORS GP, LLC                                    525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
3897 4           SDC INVESTORS, L.P.                                    525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
3898 3         U.S. REAL PROPERTY INCOME FUND ADVISORS, LLC             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3899 4           U.S. REAL PROPERTY INCOME FUND, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3900 3         VF III HOLDINGS OFFSHORE ADVISORS, INC.                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3901 4           VF III HOLDINGS, L.P.                                  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3902 3         VFC ADVISORS, L.L.C.                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3903 4           VFC LIMITED PARTNERSHIP                                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3904 5             VFC Investments Holdings, SRL                        525990 - Other         Christ Church          BARBADOS
                                                                        Financial Vehicles
3905 6               VFC Investments, SRL                               525990 - Other         Christ Church          BARBADOS
                                                                        Financial Vehicles
3906 3         VINTAGE FUND GSVA ADVISORS, L.L.C.                       551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3907 4           VINTAGE FUND GSVA, L.P.                                551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3908 2       GSCP EXPRO ADVISORS OFFSHORE, INC.                         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3909 3         GSCP EXPRO INVESTORS OFFSHORE, L.P.                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3910 4           UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED        525990 - Other         St. Peter Port         GUERNSEY
                                                                        Financial Vehicles
3911 2       GSCP KMI ADVISORS, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3912 3         GSCP KMI INVESTORS, L.P.                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3913 4           Kinder Morgan Holdco LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3914 2       GSCP KMI OFFSHORE ADVISORS, INC.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3915 3         GSCP KMI INVESTORS OFFSHORE, L.P.                        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3916 4           Kinder Morgan Holdco LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3917 2       GSCP LATIN AMERICA LLC                                     522294 - Secondary     New York      NY       UNITED STATES
                                                                        Market Financing
3918 2       GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                   522298 - All Other     Mexico City            MEXICO
                                                                        Nondepository
                                                                        Credit
                                                                        Intermediation
3919 2       GSCP V AIV, L.P.                                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3920 2       GSCP V INSTITUTIONAL AIV, L.P.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3921 2       GSCP VI ADVISORS, L.L.C.                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3922 3         GS CAPITAL PARTNERS VI FUND, L.P.                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3923 2       GSCS HOLDINGS I, LLC                                       525910 - Open-End      Wilmington    DE       UNITED STATES
                                                                        Investment Funds
3924 3         GSCS HOLDINGS II, LLC                                    525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
3925 2       GSEM (DEL) INC.                                            551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3926 3         GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                 551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3927 3         GSEM (DEL) HOLDINGS, L.P.                                551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3928 2       GSEM ADVISORS, L.L.C.                                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3929 2       GSFS INVESTMENTS I CORP.                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3930 3         1903 DEBT FUND, LP                                       52399 - All Other      Boston        MA       UNITED STATES
                                                                        Financial
                                                                        Investment
                                                                        Activities
3931 3         CASPIAN FINANCING LLC                                    551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3932 4           ENTERTAINMENT ACQUISITION FINANCING LLC                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3933 3         DBGS ANTHEM GP, LLC                                      525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
3934 4           DBGS ANTHEM LP                                         525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
3935 3         ENERGY CENTER HOLDINGS, LLC                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3936 3         GS LEASING (KCSR 2005-1) LLC                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3937 3         GS SOLAR POWER I, LLC                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3938 3         GS WIND HOLDINGS LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3939 3         GS WIND POWER II, LLC                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3940 3         GSFS INVESTMENTS III, LLC                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3941 3         GSFS INVESTMENTS IV, LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3942 3         GSFS IV LLC                                              525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3943 3         RAFT RIVER I HOLDINGS, LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles

3860 3         Goldman Sachs PEG Advisors, Inc.                         100        N/A

3861 3         Goldman Sachs PEP 2004 US-Focused (KP) Offshore          100        N/A
                 Holdings Advisors, Inc.
3862 4           GOLDMAN SACHS PEP 2004 US-FOCUSED (KP) OFFSHORE        N/A        N/A         The direct holder is a
                   HOLDINGS, L.P.                                                              General Partner.
3863 3         Goldman Sachs Private Equity Opportunities Advisors,     100        N/A
                 Inc.
3864 4           GOLDMAN SACHS PRIVATE EQUITY OPPORTUNITIES, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3865 5             Exeter Finance Holdings, L.P.                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3866 5             PRIVATE EQUITY SECONDARY OPPORTUNITIES               100        N/A
                     ADVISORS, INC.
3867 6               PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3868 5             PRIVATE EQUITY SECONDARY OPPORTUNITIES, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3869 5             TP HOLD CO (MAURITIUS) LTD.                          35         N/A


3870 6               TECHPROCESS SOLUTIONS LIMITED                      53         N/A





3871 3         Goldman Sachs Vintage Fund IV Offshore Advisors, Inc.    100        N/A

3872 4           GOLDMAN SACHS VINTAGE FUND IV OFFSHORE, L.P.           N/A        N/A         The direct holder is a
                                                                                               General Partner.
3873 3         Goldman Sachs Vintage Fund IV Offshore Holdings          100        N/A
                 Advisors, Inc.
3874 4           GOLDMAN SACHS VINTAGE FUND IV OFFSHORE HOLDINGS,       N/A        N/A         The direct holder is a
                   L.P.                                                                        General Partner.
3875 5             GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3876 3         MULTI-STRATEGY HOLDINGS OFFSHORE ADVISORS, INC.          100        N/A

3877 4           MULTI-STRATEGY HOLDINGS, L.P.                          N/A        N/A         The direct holder is a
                                                                                               General Partner.
3878 3         PEP XI ADVISORS, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3879 4           PRIVATE EQUITY PARTNERS XI, L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3880 5             PRIVATE EQUITY PARTNERS XI FOREIGN INCOME            N/A        N/A         The direct holder is a
                     BLOCKER, L.L.C.                                                           Managing Member.

3881 3         PRIVATE EQUITY CONCENTRATED ENERGY II ADVISORS, L.L.C.   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3882 4           PRIVATE EQUITY CONCENTRATED ENERGY FUND II, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
3883 5             PEP CONCENTRATED ENERGY HITECVISION HOLDINGS,        N/A        N/A         The direct holder is a
                     L.L.C.                                                                    Managing Member.

3884 3         PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE           100        N/A
                 ADVISORS, INC.

3885 4           PRIVATE EQUITY CONCENTRATED ENERGY FUND II             N/A        N/A         The direct holder is a
                   OFFSHORE, L.P.                                                              General Partner.
3886 3         PRIVATE EQUITY CONCENTRATED ENERGY II OFFSHORE           100        N/A
                 HOLDINGS ADVISORS, INC.

3887 4           PRIVATE EQUITY CONCENTRATED ENERGY FUND II             N/A        N/A         The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                                     General Partner.
3888 5             PEP CONCENTRATED ENERGY OFFSHORE HITECVISION         100        N/A
                     HOLDINGS, LTD.

3889 3         PRIVATE EQUITY MANAGERS: 2011 ADVISORS L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3890 4           PRIVATE EQUITY MANAGERS: 2011 L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
3891 4           PRIVATE EQUITY MANAGERS: 2011 OFFSHORE L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
3892 3         PRIVATE REAL ESTATE MANAGERS: 2011 ADVISORS LLC          N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3893 4           PRIVATE REAL ESTATE MANAGERS: 2011 LP                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3894 3         RICHMOND ACQUISITION GP, LLC                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3895 4           Richmond Acquisition, L.P.                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
3896 3         SDC INVESTORS GP, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3897 4           SDC INVESTORS, L.P.                                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
3898 3         U.S. REAL PROPERTY INCOME FUND ADVISORS, LLC             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3899 4           U.S. REAL PROPERTY INCOME FUND, L.P.                                          The direct holder is a
                                                                                               General Partner.
3900 3         VF III HOLDINGS OFFSHORE ADVISORS, INC.                  100        N/A

3901 4           VF III HOLDINGS, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
3902 3         VFC ADVISORS, L.L.C.                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3903 4           VFC LIMITED PARTNERSHIP                                N/A        N/A         The direct holder is a
                                                                                               General Partner.
3904 5             VFC Investments Holdings, SRL                        100        N/A

3905 6               VFC Investments, SRL                               100        N/A

3906 3         VINTAGE FUND GSVA ADVISORS, L.L.C.                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3907 4           VINTAGE FUND GSVA, L.P.                                N/A        N/A         The direct holder is a
                                                                                               General Partner.

3908 2       GSCP EXPRO ADVISORS OFFSHORE, INC.                         100        N/A

3909 3         GSCP EXPRO INVESTORS OFFSHORE, L.P.                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3910 4           UMBRELLASTREAM LIMITED PARTNERSHIP INCORPORATED        N/A        43

3911 2       GSCP KMI ADVISORS, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3912 3         GSCP KMI INVESTORS, L.P.                                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
3913 4           Kinder Morgan Holdco LLC                               25         N/A

3914 2       GSCP KMI OFFSHORE ADVISORS, INC.                           100        N/A

3915 3         GSCP KMI INVESTORS OFFSHORE, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3916 4           Kinder Morgan Holdco LLC                               25         N/A

3917 2       GSCP LATIN AMERICA LLC                                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3918 2       GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.                   100        100



3919 2       GSCP V AIV, L.P.                                           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3920 2       GSCP V INSTITUTIONAL AIV, L.P.                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3921 2       GSCP VI ADVISORS, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3922 3         GS CAPITAL PARTNERS VI FUND, L.P.                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3923 2       GSCS HOLDINGS I, LLC                                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3924 3         GSCS HOLDINGS II, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3925 2       GSEM (DEL) INC.                                            100        N/A


3926 3         GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3927 3         GSEM (DEL) HOLDINGS, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3928 2       GSEM ADVISORS, L.L.C.                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3929 2       GSFS INVESTMENTS I CORP.                                   100        N/A

3930 3         1903 DEBT FUND, LP                                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.


3931 3         CASPIAN FINANCING LLC                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

3932 4           ENTERTAINMENT ACQUISITION FINANCING LLC                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3933 3         DBGS ANTHEM GP, LLC                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3934 4           DBGS ANTHEM LP                                         N/A        N/A         The direct holder is a
                                                                                               General Partner.
3935 3         ENERGY CENTER HOLDINGS, LLC                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3936 3         GS LEASING (KCSR 2005-1) LLC                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3937 3         GS SOLAR POWER I, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3938 3         GS WIND HOLDINGS LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3939 3         GS WIND POWER II, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3940 3         GSFS INVESTMENTS III, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3941 3         GSFS INVESTMENTS IV, LLC                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3942 3         GSFS IV LLC                                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3943 3         RAFT RIVER I HOLDINGS, LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3944 3         VOLITO AVIATION SERVICES AB                              541990 - All Other     Malmo                  SWEDEN
                                                                        Professional,
                                                                        Scientific, and
                                                                        Technical Services
3945 2       GSGROUP NMTC INVESTOR LLC                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3946 2       GSIP HOLDCO A LLC                                          551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3947 3         GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND,      525910 - Open-End      Wilmington    DE       UNITED STATES
                 L.P.                                                   Investment Funds
3948 3         GSIP HOLDCO B LLC                                        551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3949 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING          525910 - Open-End      Wilmington    DE       UNITED STATES
                   FUND, L.P.                                           Investment Funds
3950 2       GSJC 30 HUDSON URBAN RENEWAL L.L.C.                        531390 - Other         West Trenton  NJ       UNITED STATES
                                                                        activities related
                                                                        to real estate
3951 2       GSJC 50 HUDSON URBAN RENEWAL L.L.C.                        531390 - Other         West Trenton  NJ       UNITED STATES
                                                                        activities related
                                                                        to real estate
3952 2       GSJC LAND LLC                                              531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
3953 3         PH PIER MANAGEMENT LLC                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3954 2       GSJC MASTER LESSEE L.L.C.                                  531390 - Other         Wilmington    DE       UNITED STATES
                                                                        activities related
                                                                        to real estate
3955 2       GSPS STRATEGIES CORP.                                      551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3956 3         GSPS (DEL) L.P.                                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3957 3         GSPS INVESTMENTS LIMITED                                 525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
3958 4           GOLDMAN SACHS BANK (EUROPE) PLC                        522110 -               Dublin                 IRELAND
                                                                        Commercial Banking
3959 2       GSSO (ASIA) OFFSHORE, LLC                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3960 3         GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3961 2       GSSO (ASIA), LLC                                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3962 3         GS SPECIAL OPPORTUNITIES (ASIA) FUND, L.P.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3963 4           GSSOAF HOLDING COMPANY                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3964 2       GSTM LLC                                                   551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3965 3         SLK LLC                                                  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3966 4           GOLDMAN SACHS EXECUTION & CLEARING, L.P.               523120 -               New York      NY       UNITED STATES
                                                                        Securities
                                                                        Brokerage
3967 2       GSTP LLC                                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3968 2       GSUIG REAL ESTATE MEMBER LLC                               525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3969 3         GSLM FUND MEMBER LLC                                     525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
3970 3         LAFITTE II LIHTC LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3971 3         WEST 116TH ST. LIHTC LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3972 2       GSUIG, L.L.C.                                              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3973 3         BUCK HOLDINGS L.P.                                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3974 3         BUCK HOLDINGS, LLC                                       525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3975 2       Goldman Sachs Developing Markets Real Estate Cooperatief   525990 - Other         London                 UNITED KINGDOM
               U.A.                                                     Financial Vehicles                            (OTHER)
3976 2       Goldman Sachs Mount Kellett Capital Partners Employee      525990 - Other         New York      NY       UNITED STATES
               Funds GP, L.L.C.                                         Financial Vehicles
3977 3         GOLDMAN SACHS MOUNT KELLETT CAPITAL PARTNERS PMD QP      525990 - Other         New York      NY       UNITED STATES
                 FUND, L.P.                                             Financial Vehicles
3978 3         Goldman Sachs Mount Kellett Capital Partners Offshore    525990 - Other         George Town            CAYMAN ISLANDS
                 PMD QP Fund, Ltd.                                      Financial Vehicles
3979 2       Goldman Sachs Private Equity Group Master Fund VI, LLC     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3980 2       Goldman Sachs TDN Investors Offshore, L.P.                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3981 2       HCCI LIHTC LLC                                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
3982 2       HULL TRADING ASIA LIMITED                                  551112 - Offices       Central                HONG KONG
                                                                        of Other Holding
                                                                        Companies
3983 3         GOLDMAN SACHS LLC                                        525990 - Other         Ebene                  MAURITIUS
                                                                        Financial Vehicles
3984 4           GOLDMAN SACHS VENTURE LLC                              551112 - Offices       Ebene                  MAURITIUS
                                                                        of Other Holding
                                                                        Companies
3985 5             GOLDMAN SACHS 2, L.P.                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3986 5             GOLDMAN SACHS 3, L.P.                                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3987 2       Hyatt Hotels Corporation                                   531390 - Other         Chicago       IL       UNITED STATES
                                                                        activities related
                                                                        to real estate
3988 2       J. ARON HOLDINGS, L.P.                                     551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3989 3         GOLDMAN SACHS TRADING AND CLEARING SERVICES              523110 -               Amsterdam              NETHERLANDS
                 (NETHERLANDS) B.V.                                     Investment Banking
                                                                        and Securities
                                                                        Dealing
3990 3         J. ARON & COMPANY                                        523130 - Commodity     New York      NY       UNITED STATES
                                                                        Contracts Dealing
3991 4           GAS ROYALTY HOLDING, LLC                               551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3992 4           GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
3993 4           GOLDMAN SACHS TRADING AND CLEARING SERVICES            523110 -               Amsterdam              NETHERLANDS
                   (NETHERLANDS) B.V.                                   Investment Banking
                                                                        and Securities
                                                                        Dealing
3994 4           HORIZON FUNDO DE INVESTIMENTO MULTIMERCADO CREDITO     525990 - Other         Rio de Janeiro         BRAZIL
                   PRIVADO - INVESTIMENTO NO EXTERIOR                   Financial Vehicles
3995 5             HORIZON FUND                                         523999 -               Sao Paulo              BRAZIL
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
3996 4           INDEPENDENCE POWER MARKETING, LLC                      523140 - Commodity     New York      NY       UNITED STATES
                                                                        Contracts Brokerage
3997 2       KALORAMA GP, L.L.C.                                        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
3998 3         KALORAMA, L.P.                                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
3999 4           GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE       525990 - Other         Amsterdam              NETHERLANDS
                   U.A.                                                 Financial Vehicles
4000 4           GSPX, L.P.                                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4001 2       LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG  525990 - Other         London                 UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
4002 2       LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.        525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4003 2       LS UNIT TRUST 2009-I                                       525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
4004 2       MACARTHUR PHASE A LIHTC LLC                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4005 2       MBD 2011 ADVISORS, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4006 2       MBD 2011 OFFSHORE ADVISORS, INC.                           525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4007 3         MBD 2011 HOLDINGS, L.P.                                  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
4008 3         MBD 2011 OFFSHORE, L.P.                                  525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
4009 2       MERBAU ADVISORS, LTD.                                      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4010 3         MERBAU INVESTORS OFFSHORE HOLDINGS, L.P.                 525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
4011 4           GS VAN GOGH LUX I S.A R.L.                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4012 4           GS VAN GOGH LUX II S.A R.L.                            525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4013 4           GSV ENERGY HOLDINGS, INC.                              551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4014 4           GSV HEYDEN HOLDINGS, L.P.                              551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
4015 4           GSVA OFFSHORE HOLDINGS, INC.                           551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4016 4           GSVF AHO INVESTMENTS CORP.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4017 4           MERBAU INVESTORS OFFSHORE HOLDINGS FOREIGN INCOME      551112 - Offices       George Town            CAYMAN ISLANDS
                   BLOCKER, LTD.                                        of Other Holding
                                                                        Companies
4018 3         MERBAU INVESTORS OFFSHORE, L.P.                          525910 - Open-End      George Town            CAYMAN ISLANDS
                                                                        Investment Funds
4019 2       MLK DRIVE URBAN RENEWAL L.L.C.                             531390 - Other         West Trenton  NJ       UNITED STATES
                                                                        activities related
                                                                        to real estate
4020 2       MLQ INVESTORS, L.P.                                        525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4021 2       MLQ STRATOSPHERE, L.L.C.                                   525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4022 3         W2007/ACEP HOLDINGS, LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4023 2       MLQ, L.L.C.                                                551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4024 2       MOTHER ZION LIHTC LLC                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4025 2       MSMC, INC.                                                 551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4026 3         GS COMMERCIAL REAL ESTATE LP                             522292 - Real          New York      NY       UNITED STATES
                                                                        Estate Credit
4027 2       MTGLQ INVESTORS, L.P.                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles

3944 3         VOLITO AVIATION SERVICES AB                              20         N/A



3945 2       GSGROUP NMTC INVESTOR LLC                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3946 2       GSIP HOLDCO A LLC                                          N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3947 3         GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING FUND,      N/A        N/A         The direct holder is a
                 L.P.                                                                          Limited Partner.
3948 3         GSIP HOLDCO B LLC                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3949 4           GOLDMAN SACHS INVESTMENT PARTNERS AGGREGATING          N/A        N/A         The direct holder is a
                   FUND, L.P.                                                                  Limited Partner.
3950 2       GSJC 30 HUDSON URBAN RENEWAL L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3951 2       GSJC 50 HUDSON URBAN RENEWAL L.L.C.                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3952 2       GSJC LAND LLC                                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3953 3         PH PIER MANAGEMENT LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3954 2       GSJC MASTER LESSEE L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3955 2       GSPS STRATEGIES CORP.                                      100        N/A


3956 3         GSPS (DEL) L.P.                                          N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3957 3         GSPS INVESTMENTS LIMITED                                 100        N/A

3958 4           GOLDMAN SACHS BANK (EUROPE) PLC                        100        N/A

3959 2       GSSO (ASIA) OFFSHORE, LLC                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3960 3         GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE FUND, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
3961 2       GSSO (ASIA), LLC                                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3962 3         GS SPECIAL OPPORTUNITIES (ASIA) FUND, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.
3963 4           GSSOAF HOLDING COMPANY                                 100        N/A

3964 2       GSTM LLC                                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3965 3         SLK LLC                                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3966 4           GOLDMAN SACHS EXECUTION & CLEARING, L.P.               N/A        N/A         The direct holder is a
                                                                                               General Partner.

3967 2       GSTP LLC                                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3968 2       GSUIG REAL ESTATE MEMBER LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3969 3         GSLM FUND MEMBER LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3970 3         LAFITTE II LIHTC LLC

3971 3         WEST 116TH ST. LIHTC LLC                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3972 2       GSUIG, L.L.C.                                              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3973 3         BUCK HOLDINGS L.P.                                       N/A        23

3974 3         BUCK HOLDINGS, LLC                                       28         N/A

3975 2       Goldman Sachs Developing Markets Real Estate Cooperatief   N/A        N/A         The direct holder is a
               U.A.                                                                            Non-Managing Member.
3976 2       Goldman Sachs Mount Kellett Capital Partners Employee      N/A        N/A         The direct holder is a
               Funds GP, L.L.C.                                                                Non-Managing Member.
3977 3         GOLDMAN SACHS MOUNT KELLETT CAPITAL PARTNERS PMD QP      N/A        N/A         The direct holder is a
                 FUND, L.P.                                                                    General Partner.
3978 3         Goldman Sachs Mount Kellett Capital Partners Offshore    100        N/A
                 PMD QP Fund, Ltd.
3979 2       Goldman Sachs Private Equity Group Master Fund VI, LLC     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3980 2       Goldman Sachs TDN Investors Offshore, L.P.                 N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3981 2       HCCI LIHTC LLC                                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3982 2       HULL TRADING ASIA LIMITED                                  100        N/A


3983 3         GOLDMAN SACHS LLC                                        100        N/A

3984 4           GOLDMAN SACHS VENTURE LLC                              100        N/A


3985 5             GOLDMAN SACHS 2, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3986 5             GOLDMAN SACHS 3, L.P.                                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
3987 2       Hyatt Hotels Corporation                                   7          N/A


3988 2       J. ARON HOLDINGS, L.P.                                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

3989 3         GOLDMAN SACHS TRADING AND CLEARING SERVICES              100        N/A
                 (NETHERLANDS) B.V.


3990 3         J. ARON & COMPANY                                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
3991 4           GAS ROYALTY HOLDING, LLC                               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

3992 4           GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION           100        N/A


3993 4           GOLDMAN SACHS TRADING AND CLEARING SERVICES            100        N/A
                   (NETHERLANDS) B.V.


3994 4           HORIZON FUNDO DE INVESTIMENTO MULTIMERCADO CREDITO     100        N/A
                   PRIVADO - INVESTIMENTO NO EXTERIOR
3995 5             HORIZON FUND                                         100        N/A




3996 4           INDEPENDENCE POWER MARKETING, LLC                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
3997 2       KALORAMA GP, L.L.C.                                        N/A        N/A         The direct holder is a
                                                                                               Managing Member.
3998 3         KALORAMA, L.P.                                           N/A        N/A         The direct holder is a
                                                                                               General Partner.
3999 4           GS GLOBAL INFRASTRUCTURE PARTNERS I COOPERATIEVE       N/A        N/A         The direct holder is a
                   U.A.                                                                        Non-Managing Member.
4000 4           GSPX, L.P.                                             N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4001 2       LHI Goldman Sachs Real Estate Parallel Fund GmbH & Co. KG  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4002 2       LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR I, L.P.        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4003 2       LS UNIT TRUST 2009-I                                       N/A        N/A         The direct holder is a
                                                                                               Trustee.
4004 2       MACARTHUR PHASE A LIHTC LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4005 2       MBD 2011 ADVISORS, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4006 2       MBD 2011 OFFSHORE ADVISORS, INC.                           100        N/A

4007 3         MBD 2011 HOLDINGS, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
4008 3         MBD 2011 OFFSHORE, L.P.                                  N/A        N/A         The direct holder is a
                                                                                               General Partner.
4009 2       MERBAU ADVISORS, LTD.                                      100        N/A

4010 3         MERBAU INVESTORS OFFSHORE HOLDINGS, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
4011 4           GS VAN GOGH LUX I S.A R.L.                             100        N/A

4012 4           GS VAN GOGH LUX II S.A R.L.                            100        N/A

4013 4           GSV ENERGY HOLDINGS, INC.                              99         N/A


4014 4           GSV HEYDEN HOLDINGS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4015 4           GSVA OFFSHORE HOLDINGS, INC.                           100        N/A


4016 4           GSVF AHO INVESTMENTS CORP.                             99         N/A

4017 4           MERBAU INVESTORS OFFSHORE HOLDINGS FOREIGN INCOME      100        N/A
                   BLOCKER, LTD.

4018 3         MERBAU INVESTORS OFFSHORE, L.P.                          N/A        N/A         The direct holder is a
                                                                                               General Partner.
4019 2       MLK DRIVE URBAN RENEWAL L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4020 2       MLQ INVESTORS, L.P.                                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4021 2       MLQ STRATOSPHERE, L.L.C.                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4022 3         W2007/ACEP HOLDINGS, LLC                                 96         N/A

4023 2       MLQ, L.L.C.                                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4024 2       MOTHER ZION LIHTC LLC                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4025 2       MSMC, INC.                                                 100        N/A


4026 3         GS COMMERCIAL REAL ESTATE LP                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
4027 2       MTGLQ INVESTORS, L.P.                                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4028 2       NEXUS LLC                                                  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4029 3         TRADEWEB MARKETS LLC                                     522320 - Financial     New York      NY       UNITED STATES
                                                                        Transactions
                                                                        Processing,
                                                                        Reserve, and
                                                                        Clearinghouse
                                                                        Activities
4030 4           HYDROGEN HOLDINGS CORPORATION                          551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4031 5             HILLIARD FARBER & CO., INC.                          523120 -               Jersey City   NJ       UNITED STATES
                                                                        Securities
                                                                        Brokerage
4032 4           TRADEWEB GLOBAL HOLDING LLC                            551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4033 5             TRADEWEB GLOBAL LLC                                  551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4034 6               TRADEWEB LLC                                       523120 -               New York      NY       UNITED STATES
                                                                        Securities
                                                                        Brokerage
4035 6               TWEL HOLDING LLC                                   551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4036 7                 TRADEWEB EUROPE LIMITED                          523110 -               London                 UNITED KINGDOM
                                                                        Investment Banking                            (OTHER)
                                                                        and Securities
                                                                        Dealing
4037 4           TRADEWEB MARKETS INTERNATIONAL LLC                     551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4038 2       NORMANDY FUNDING CORP.                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4039 2       ONE SANTA FE LIHTC LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4040 2       OOO GOLDMAN SACHS BANK                                     522110 -               Moscow                 RUSSIA
                                                                        Commercial Banking
4041 2       OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV ADVISORS,    525990 - Other         Luxembourg             LUXEMBOURG
               LTD.                                                     Financial Vehicles
4042 3         OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV, L.P.      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4043 4           VALOUR TWO HOLDINGS ENTITY GP, LTD.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4044 5             VALOUR TWO HOLDINGS, L.P.                            525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4045 4           VALOUR TWO HOLDINGS, L.P.                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4046 2       PEARL STREET INSURANCE COMPANY, INC.                       524126 - Direct        Burlington    VT       UNITED STATES
                                                                        Property and
                                                                        Casualty Insurance
                                                                        Carriers
4047 2       PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                      525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
4048 2       PEP XI OFFSHORE ADVISORS, INC.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4049 3         PRIVATE EQUITY PARTNERS XI OFFSHORE, L.P.                525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4050 4           PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4051 5             PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS         551112 - Offices       George Town            CAYMAN ISLANDS
                     FOREIGN INCOME BLOCKER, LTD.                       of Other Holding
                                                                        Companies
4052 2       PEP XI OFFSHORE HOLDINGS ADVISORS, INC.                    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4053 3         PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4054 2       POSITION BILLBOARD LLC                                     551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4055 2       PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC               525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
4056 2       PRIVATE EQUITY GROUP MASTER FUND VIII, LLC                 525910 - Open-End      New York      NY       UNITED STATES
                                                                        Investment Funds
4057 2       PROVIDENCE PLACE LIHTC LLC                                 525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4058 2       QW Holdings, LLC                                           523999 -               New York      NY       UNITED STATES
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
4059 2       REGULATORY DATACORP, INC.                                  561499 - All Other     Wilmington    DE       UNITED STATES
                                                                        Business Support
                                                                        Services
4060 2       REP ELD GEN-PAR, L.L.C.                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4061 2       REP SVY REALTY HOLDINGS, L.L.C.                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4062 2       RHYS TRUST                                                 523991 - Trust,        Saint Helier           JERSEY
                                                                        Fiduciary, and
                                                                        Custody Activities
4063 2       ROTHESAY LIFE, L.L.C.                                      551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4064 2       ROTHESAY PENSIONS MANAGEMENT LIMITED                       524298 - All Other     London                 UNITED KINGDOM
                                                                        Insurance Related                             (OTHER)
                                                                        Activities
4065 2       RPWIRE LLC                                                 551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4066 2       SBI JAPANNEXT CO., LTD.                                    523120 -               Tokyo                  JAPAN
                                                                        Securities
                                                                        Brokerage
4067 2       SCLQ, S. DE R.L. DE C.V.                                   525990 - Other         Guadalajara            MEXICO
                                                                        Financial Vehicles
4068 2       SITE 26 HOLDINGS INC.                                      551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4069 3         GOLDMAN SACHS HEADQUARTERS LLC                           531390 - Other         New York      NY       UNITED STATES
                                                                        activities related
                                                                        to real estate
4070 2       SOPAC LLC                                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4071 2       SOUTHERN PACIFIC FUNDING CORPORATION                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4072 2       SPA UNIT TRUST 2009-I                                      525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
4073 2       SPA UNIT TRUST 2009-II                                     525910 - Open-End      Dublin                 IRELAND
                                                                        Investment Funds
4074 2       SPECIAL SITUATIONS INVESTING GROUP, INC.                   522294 - Secondary     NEW YORK      NY       UNITED STATES
                                                                        Market Financing
4075 3         FLATIRON HOLDINGS LTD.                                   525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
4076 4           FLATIRON RE LTD.                                       525990 - Other         Hamilton               BERMUDA
                                                                        Financial Vehicles
4077 3         Madison/Special Situations Value Fund II LLC             525990 - Other         Incline       NV       UNITED STATES
                                                                        Financial Vehicles     Village
4078 2       SPIRAL HOLDINGS INC.                                       525990 - Other         Woodcliff     NJ       UNITED STATES
                                                                        Financial Vehicles     Lake
4079 2       STONE STREET 1994 REALTY, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4080 3         BRIDGE STREET REAL ESTATE FUND 1994, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4081 3         STONE STREET REAL ESTATE FUND 1994, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4082 2       STONE STREET 1995 REALTY, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4083 2       STONE STREET 1995, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4084 2       STONE STREET 1996 REALTY, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4085 3         BRIDGE STREET REAL ESTATE FUND 1996, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4086 3         STONE STREET REAL ESTATE FUND 1996, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4087 2       STONE STREET 1996, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4088 3         BRIDGE STREET FUND 1996, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4089 3         STONE STREET FUND 1996, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4090 2       STONE STREET 1997 REALTY, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4091 3         BRIDGE STREET REAL ESTATE FUND 1997, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4092 3         STONE STREET REAL ESTATE FUND 1997, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4093 2       STONE STREET 1997, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4094 2       STONE STREET 1998 REALTY, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4095 3         BRIDGE STREET REAL ESTATE FUND 1998, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4096 3         STONE STREET REAL ESTATE FUND 1998, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4097 2       STONE STREET 1998, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4098 2       STONE STREET 1999 REALTY, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4099 3         BRIDGE STREET REAL ESTATE FUND 1999, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4100 3         STONE STREET REAL ESTATE FUND 1999, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4101 2       STONE STREET 1999, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4102 3         BRIDGE STREET FUND 1999, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4103 3         STONE STREET FUND 1999, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4104 2       STONE STREET 2000, L.L.C.                                  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4105 3         BRIDGE STREET FUND 2000, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4106 3         STONE STREET FUND 2000, L.P.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4107 2       STONE STREET ASIA, L.L.C.                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4108 3         BRIDGE STREET ASIA FUND, L.P.                            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4109 3         STONE STREET ASIA FUND, L.P.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4110 4           GSSOAF HOLDING COMPANY                                 525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4111 2       STONE STREET FUND 1996, L.P.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles

4028 2       NEXUS LLC                                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4029 3         TRADEWEB MARKETS LLC                                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.




4030 4           HYDROGEN HOLDINGS CORPORATION                          100        N/A


4031 5             HILLIARD FARBER & CO., INC.                          100        N/A


4032 4           TRADEWEB GLOBAL HOLDING LLC                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4033 5             TRADEWEB GLOBAL LLC                                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4034 6               TRADEWEB LLC                                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4035 6               TWEL HOLDING LLC                                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4036 7                 TRADEWEB EUROPE LIMITED                          100        N/A



4037 4           TRADEWEB MARKETS INTERNATIONAL LLC                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4038 2       NORMANDY FUNDING CORP.                                     100        N/A

4039 2       ONE SANTA FE LIHTC LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4040 2       OOO GOLDMAN SACHS BANK                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4041 2       OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV ADVISORS,    100        N/A
               LTD.
4042 3         OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV, L.P.      N/A        N/A         The direct holder is a
                                                                                               General Partner.
4043 4           VALOUR TWO HOLDINGS ENTITY GP, LTD.                    100        N/A

4044 5             VALOUR TWO HOLDINGS, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
4045 4           VALOUR TWO HOLDINGS, L.P.                              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4046 2       PEARL STREET INSURANCE COMPANY, INC.                       100        N/A



4047 2       PEG EMPLOYEE FUNDS VIII ADVISORS, LLC                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4048 2       PEP XI OFFSHORE ADVISORS, INC.                             100        N/A

4049 3         PRIVATE EQUITY PARTNERS XI OFFSHORE, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4050 4           PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4051 5             PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS         100        N/A
                     FOREIGN INCOME BLOCKER, LTD.

4052 2       PEP XI OFFSHORE HOLDINGS ADVISORS, INC.                    100        N/A

4053 3         PRIVATE EQUITY PARTNERS XI OFFSHORE HOLDINGS, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
4054 2       POSITION BILLBOARD LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4055 2       PRIVATE EQUITY GROUP EMPLOYEE FUND VIII, LLC               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4056 2       PRIVATE EQUITY GROUP MASTER FUND VIII, LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4057 2       PROVIDENCE PLACE LIHTC LLC                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4058 2       QW Holdings, LLC                                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.



4059 2       REGULATORY DATACORP, INC.                                  59         N/A


4060 2       REP ELD GEN-PAR, L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4061 2       REP SVY REALTY HOLDINGS, L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4062 2       RHYS TRUST                                                 N/A        N/A         The direct holder is a
                                                                                               Trustee.

4063 2       ROTHESAY LIFE, L.L.C.                                      100        N/A


4064 2       ROTHESAY PENSIONS MANAGEMENT LIMITED                       100        N/A


4065 2       RPWIRE LLC                                                 N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4066 2       SBI JAPANNEXT CO., LTD.                                    43         N/A


4067 2       SCLQ, S. DE R.L. DE C.V.                                   100        N/A

4068 2       SITE 26 HOLDINGS INC.                                      100        N/A


4069 3         GOLDMAN SACHS HEADQUARTERS LLC                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4070 2       SOPAC LLC                                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4071 2       SOUTHERN PACIFIC FUNDING CORPORATION                       100        N/A

4072 2       SPA UNIT TRUST 2009-I                                      N/A        N/A         The direct holder is a
                                                                                               Trustee.
4073 2       SPA UNIT TRUST 2009-II                                     N/A        N/A         The direct holder is a
                                                                                               Trustee.
4074 2       SPECIAL SITUATIONS INVESTING GROUP, INC.                   100        N/A

4075 3         FLATIRON HOLDINGS LTD.                                   36         N/A

4076 4           FLATIRON RE LTD.                                       100        N/A

4077 3         Madison/Special Situations Value Fund II LLC             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4078 2       SPIRAL HOLDINGS INC.                                       19         N/A

4079 2       STONE STREET 1994 REALTY, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4080 3         BRIDGE STREET REAL ESTATE FUND 1994, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4081 3         STONE STREET REAL ESTATE FUND 1994, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
4082 2       STONE STREET 1995 REALTY, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4083 2       STONE STREET 1995, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4084 2       STONE STREET 1996 REALTY, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4085 3         BRIDGE STREET REAL ESTATE FUND 1996, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4086 3         STONE STREET REAL ESTATE FUND 1996, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
4087 2       STONE STREET 1996, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4088 3         BRIDGE STREET FUND 1996, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
4089 3         STONE STREET FUND 1996, L.P.                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
4090 2       STONE STREET 1997 REALTY, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4091 3         BRIDGE STREET REAL ESTATE FUND 1997, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4092 3         STONE STREET REAL ESTATE FUND 1997, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
4093 2       STONE STREET 1997, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4094 2       STONE STREET 1998 REALTY, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4095 3         BRIDGE STREET REAL ESTATE FUND 1998, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4096 3         STONE STREET REAL ESTATE FUND 1998, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
4097 2       STONE STREET 1998, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4098 2       STONE STREET 1999 REALTY, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4099 3         BRIDGE STREET REAL ESTATE FUND 1999, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4100 3         STONE STREET REAL ESTATE FUND 1999, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
4101 2       STONE STREET 1999, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4102 3         BRIDGE STREET FUND 1999, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
4103 3         STONE STREET FUND 1999, L.P.                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
4104 2       STONE STREET 2000, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4105 3         BRIDGE STREET FUND 2000, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
4106 3         STONE STREET FUND 2000, L.P.                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
4107 2       STONE STREET ASIA, L.L.C.                                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4108 3         BRIDGE STREET ASIA FUND, L.P.                            N/A        N/A         The direct holder is a
                                                                                               General Partner.
4109 3         STONE STREET ASIA FUND, L.P.                             N/A        N/A         The direct holder is a
                                                                                               General Partner.
4110 4           GSSOAF HOLDING COMPANY                                 100        N/A

4111 2       STONE STREET FUND 1996, L.P.                               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4112 2       STONE STREET FUND 1999, L.P.                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4113 2       STONE STREET PEP TECHNOLOGY 2000, L.L.C.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4114 2       STONE STREET REAL ESTATE FUND 1996, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4115 2       STONE STREET REAL ESTATE FUND 1998, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4116 2       STONE STREET REAL ESTATE FUND 1999, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4117 2       STONE STREET REAL ESTATE FUND 2000, L.P.                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4118 2       STONE STREET REALTY 2000, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4119 3         BRIDGE STREET REAL ESTATE FUND 2000, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4120 3         STONE STREET REAL ESTATE FUND 2000, L.P.                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4121 2       THE EUROPEAN POWER SOURCE COMPANY B.V.                     551112 - Offices       Amsterdam              NETHERLANDS
                                                                        of Other Holding
                                                                        Companies
4122 3         THE EUROPEAN POWER SOURCE COMPANY (U.K.) LIMITED         551112 - Offices       London                 UNITED KINGDOM
                                                                        of Other Holding                              (OTHER)
                                                                        Companies
4123 2       THE GOLDMAN SACHS FOUNDATION                               813219 - Other         New York      NY       UNITED STATES
                                                                        Grantmaking and
                                                                        Giving Services
4124 2       THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION      523991 - Trust,        Wilmington    DE       UNITED STATES
                                                                        Fiduciary, and
                                                                        Custody Activities
4125 3         GOLDMAN SACHS COLLECTIVE TRUST CONCENTRATED GROWTH FUND  525910 - Open-End      Wilmington    DE       UNITED STATES
                                                                        Investment Funds
4126 3         GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKET DEBT      525910 - Open-End      Wilmington    DE       UNITED STATES
                 IMPLEMENTATION VEHICLE                                 Investment Funds
4127 3         GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS DEBT     525910 - Open-End      Wilmington    DE       UNITED STATES
                 FUND                                                   Investment Funds
4128 3         GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS EQUITY   525910 - Open-End      Wilmington    DE       UNITED STATES
                 FUND                                                   Investment Funds
4129 3         GOLDMAN SACHS COLLECTIVE TRUST ENHANCED LARGE CAP FUND   525910 - Open-End      Wilmington    DE       UNITED STATES
                                                                        Investment Funds
4130 3         GOLDMAN SACHS COLLECTIVE TRUST HIGH YIELD                525910 - Open-End      Wilmington    DE       UNITED STATES
                 IMPLEMENTATION VEHICLE                                 Investment Funds
4131 3         GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION FIXED       525910 - Open-End      Wilmington    DE       UNITED STATES
                 INCOME FUND                                            Investment Funds
4132 3         GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION PLUS        525910 - Open-End      Wilmington    DE       UNITED STATES
                 FIXED INCOME FUND                                      Investment Funds
4133 3         GOLDMAN SACHS COLLECTIVE TRUST MID CAP GROWTH FUND       525910 - Open-End      Wilmington    DE       UNITED STATES
                                                                        Investment Funds
4134 3         GOLDMAN SACHS COLLECTIVE TRUST STRATEGIC VALUE FUND      525910 - Open-End      Wilmington    DE       UNITED STATES
                                                                        Investment Funds
4135 3         GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED                525910 - Open-End      Wilmington    DE       UNITED STATES
                 INTERNATIONAL EQUITY FUND                              Investment Funds
4136 3         GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED U.S.           525910 - Open-End      Wilmington    DE       UNITED STATES
                 SMALL/MID CAP FUND                                     Investment Funds
4137 3         GOLDMAN SACHS COLLECTIVE TRUST-CORE PLUS FIXED INCOME    525910 - Open-End      Wilmington    DE       UNITED STATES
                 FUND                                                   Investment Funds
4138 3         GOLDMAN SACHS COLLECTIVE TRUST-STRUCTURED TOTAL MARKET   525910 - Open-End      Wilmington    DE       UNITED STATES
                 FUND                                                   Investment Funds
4139 3         THE GOLDMAN SACHS TRUST COMPANY OF DELAWARE              525920 - Trusts,       Wilmington    DE       UNITED STATES
                                                                        Estates, and
                                                                        Agency Accounts
4140 4           GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND      525990 - Other         New York      NY       UNITED STATES
                   ASSET TRUST                                          Financial Vehicles
4141 4           GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND         525990 - Other         New York      NY       UNITED STATES
                   ASSET TRUST                                          Financial Vehicles
4142 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES ASSET      525910 - Open-End      New York      NY       UNITED STATES
                   TRUST                                                Investment Funds
4143 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II         525910 - Open-End      Wilmington    DE       UNITED STATES
                   ASSET TRUST                                          Investment Funds
4144 2       THE GOLDMAN, SACHS & CO. L.L.C.                            551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4145 3         GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                 523999 -               Halifax       NS       CANADA
                                                                        Miscellaneous
                                                                        Financial
                                                                        Investment
                                                                        Activities
4146 3         GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                     551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4147 3         GOLDMAN, SACHS & CO.                                     523110 -               New York      NY       UNITED STATES
                                                                        Investment Banking
                                                                        and Securities
                                                                        Dealing
4148 3         GS FINANCIAL SERVICES L.P. (DEL)                         551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4149 2       THE HULL GROUP, L.L.C.                                     551112 - Offices       Chicago       IL       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4150 2       THE J. ARON CORPORATION                                    551112 - Offices       NEW YORK      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4151 3         J. ARON & COMPANY                                        523130 - Commodity     New York      NY       UNITED STATES
                                                                        Contracts Dealing
4152 3         J. ARON HOLDINGS, L.P.                                   551112 - Offices       New York      NY       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4153 2       THEMARKETS.COM LLC                                         561499 - All Other     New York      NY       UNITED STATES
                                                                        Business Support
                                                                        Services
4154 2       TRIM TABS INVESTMENT RESEARCH, INC.                        525990 - Other         Sant Rosa     CA       UNITED STATES
                                                                        Financial Vehicles
4155 2       US REAL ESTATE ADVISORS, LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4156 3         US REAL ESTATE OPPORTUNITIES I, L.P.                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4157 2       US REAL ESTATE OPPORTUNITIES I, L.P.                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4158 2       VGS AIRCRAFT HOLDING LIMITED (IRELAND)                     525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
4159 3         Johannesburg Limited                                     525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
4160 3         OLBIA LIMITED                                            525990 - Other         Dublin                 IRELAND
                                                                        Financial Vehicles
4161 2       WARBURTON RIVERVIEW LIHTC LLC                              525990 - Other         Dover         DE       UNITED STATES
                                                                        Financial Vehicles
4162 2       WEST STREET FUND I, L.L.C.                                 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4163 2       WH ADVISORS, L.L.C. 2001                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4164 3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED              525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2001                                       Financial Vehicles
4165 4           MERCER INVESTMENTS IV PRIVATE LTD.                     525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                               Labuan
4166 4           QMH FINCO S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4167 4           W2001 ARES REALTY HOLDING, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4168 5             W2001 ARES REALTY II, L.L.C.                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4169 5             W2001 ARES REALTY, L.L.C.                            525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4170 6               ARES FINANCE S.r.l.                                525990 - Other         Milan                  ITALY (OTHER)
                                                                        Financial Vehicles
4171 5             W2001/ARES B.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4172 4           W2001 BRITANNIA LLC                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4173 5             QMH LIMITED                                          525990 - Other         Essex                  UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
4174 4           W2001 CAPITOL B.V.                                     525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4175 5             GSW IMMOBILIEN AG                                    531390 - Other         Berlin                 GERMANY
                                                                        activities related
                                                                        to real estate
4176 4           W2001 LOFT B.V.                                        525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4177 5             W2001 CAPITOL B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4178 4           W2001 REGINA C.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4179 4           W2001/FORTY-SIX B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4180 5             W2001 REGINA C.V.                                    525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4181 2       WH ADVISORS, L.L.C. 2005                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4182 3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED              525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2005                                       Financial Vehicles
4183 4           ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4184 4           AWH GLOBAL GEN-PAR, L.L.C.                             525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4185 5             ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4186 4           CARIBBEAN FUND GEN-PAR 2005, LLC                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4187 5             CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4188 4           CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4189 4           GS Lux Management Services S.a r.l.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4190 4           W2005 CNL FARGO GP, LLC                                551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4191 5             W2005 CNL FARGO HOLDINGS, L.P.                       551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4192 6               W2005 CNL FARGO MEZZ IV, LLC                       551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4193 7                 W2005 CNL FARGO MEZZ III, LLC                    551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4194 8                   W2005 CNL FARGO MEZZ II, LLC                   551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4195 9                     W2005 CNL FARGO MEZZ I, LLC                  551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies

4112 2       STONE STREET FUND 1999, L.P.                               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4113 2       STONE STREET PEP TECHNOLOGY 2000, L.L.C.                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4114 2       STONE STREET REAL ESTATE FUND 1996, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4115 2       STONE STREET REAL ESTATE FUND 1998, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4116 2       STONE STREET REAL ESTATE FUND 1999, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4117 2       STONE STREET REAL ESTATE FUND 2000, L.P.                   N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4118 2       STONE STREET REALTY 2000, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4119 3         BRIDGE STREET REAL ESTATE FUND 2000, L.P.                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4120 3         STONE STREET REAL ESTATE FUND 2000, L.P.                 N/A        N/A         The direct holder is a
                                                                                               General Partner.
4121 2       THE EUROPEAN POWER SOURCE COMPANY B.V.                     100        N/A


4122 3         THE EUROPEAN POWER SOURCE COMPANY (U.K.) LIMITED         100        N/A


4123 2       THE GOLDMAN SACHS FOUNDATION                               N/A        N/A


4124 2       THE GOLDMAN SACHS TRUST COMPANY, NATIONAL ASSOCIATION      100        N/A


4125 3         GOLDMAN SACHS COLLECTIVE TRUST CONCENTRATED GROWTH FUND  N/A        N/A         The direct holder is a
                                                                                               Trustee.
4126 3         GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKET DEBT      N/A        N/A         The direct holder is a
                 IMPLEMENTATION VEHICLE                                                        Trustee.
4127 3         GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS DEBT     N/A        N/A         The direct holder is a
                 FUND                                                                          Trustee.
4128 3         GOLDMAN SACHS COLLECTIVE TRUST EMERGING MARKETS EQUITY   N/A        N/A         The direct holder is a
                 FUND                                                                          Trustee.
4129 3         GOLDMAN SACHS COLLECTIVE TRUST ENHANCED LARGE CAP FUND   N/A        N/A         The direct holder is a
                                                                                               Trustee.
4130 3         GOLDMAN SACHS COLLECTIVE TRUST HIGH YIELD                N/A        N/A         The direct holder is a
                 IMPLEMENTATION VEHICLE                                                        Trustee.
4131 3         GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION FIXED       N/A        N/A         The direct holder is a
                 INCOME FUND                                                                   Trustee.
4132 3         GOLDMAN SACHS COLLECTIVE TRUST LONG DURATION PLUS        N/A        N/A         The direct holder is a
                 FIXED INCOME FUND                                                             Trustee.
4133 3         GOLDMAN SACHS COLLECTIVE TRUST MID CAP GROWTH FUND       N/A        N/A         The direct holder is a
                                                                                               Trustee.
4134 3         GOLDMAN SACHS COLLECTIVE TRUST STRATEGIC VALUE FUND      N/A        N/A         The direct holder is a
                                                                                               Trustee.
4135 3         GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED                N/A        N/A         The direct holder is a
                 INTERNATIONAL EQUITY FUND                                                     Trustee.
4136 3         GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED U.S.           N/A        N/A         The direct holder is a
                 SMALL/MID CAP FUND                                                            Trustee.
4137 3         GOLDMAN SACHS COLLECTIVE TRUST-CORE PLUS FIXED INCOME    N/A        N/A         The direct holder is a
                 FUND                                                                          Trustee.
4138 3         GOLDMAN SACHS COLLECTIVE TRUST-STRUCTURED TOTAL MARKET   N/A        N/A         The direct holder is a
                 FUND                                                                          Trustee.
4139 3         THE GOLDMAN SACHS TRUST COMPANY OF DELAWARE              100        N/A


4140 4           GOLDMAN SACHS EMERGING MARKETS OPPORTUNITIES FUND      N/A        N/A         The direct holder is a
                   ASSET TRUST                                                                 Trustee.
4141 4           GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES FUND         N/A        N/A         The direct holder is a
                   ASSET TRUST                                                                 Trustee.
4142 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES ASSET      N/A        N/A         The direct holder is a
                   TRUST                                                                       Trustee.
4143 4           GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES II         N/A        N/A         The direct holder is a
                   ASSET TRUST                                                                 Trustee.
4144 2       THE GOLDMAN, SACHS & CO. L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4145 3         GOLDMAN SACHS CANADA CREDIT PARTNERS CO.                 100        N/A




4146 3         GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4147 3         GOLDMAN, SACHS & CO.                                     N/A        N/A         The direct holder is a
                                                                                               General Partner.


4148 3         GS FINANCIAL SERVICES L.P. (DEL)                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4149 2       THE HULL GROUP, L.L.C.                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4150 2       THE J. ARON CORPORATION                                    100        N/A


4151 3         J. ARON & COMPANY                                        N/A        N/A         The direct holder is a
                                                                                               General Partner.
4152 3         J. ARON HOLDINGS, L.P.                                   N/A        N/A         The direct holder is a
                                                                                               General Partner.

4153 2       THEMARKETS.COM LLC                                         N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4154 2       TRIM TABS INVESTMENT RESEARCH, INC.                        100        N/A

4155 2       US REAL ESTATE ADVISORS, LLC                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4156 3         US REAL ESTATE OPPORTUNITIES I, L.P.                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
4157 2       US REAL ESTATE OPPORTUNITIES I, L.P.                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4158 2       VGS AIRCRAFT HOLDING LIMITED (IRELAND)                     50         N/A

4159 3         Johannesburg Limited                                     100        N/A

4160 3         OLBIA LIMITED                                            100        N/A

4161 2       WARBURTON RIVERVIEW LIHTC LLC                              N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4162 2       WEST STREET FUND I, L.L.C.                                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4163 2       WH ADVISORS, L.L.C. 2001                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4164 3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED              N/A        N/A         The direct holder is a
                 PARTNERSHIP 2001                                                              General Partner.
4165 4           MERCER INVESTMENTS IV PRIVATE LTD.                     100        N/A         This holding represents
                                                                                               ownership in Preferred
                                                                                               shares.
4166 4           QMH FINCO S.A R.L.                                     100        N/A

4167 4           W2001 ARES REALTY HOLDING, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4168 5             W2001 ARES REALTY II, L.L.C.                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4169 5             W2001 ARES REALTY, L.L.C.                            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4170 6               ARES FINANCE S.r.l.                                100        N/A

4171 5             W2001/ARES B.V.                                      100        N/A

4172 4           W2001 BRITANNIA LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4173 5             QMH LIMITED                                          90         N/A

4174 4           W2001 CAPITOL B.V.                                     100        N/A

4175 5             GSW IMMOBILIEN AG                                    50         N/A


4176 4           W2001 LOFT B.V.                                        99         N/A

4177 5             W2001 CAPITOL B.V.                                   100        N/A

4178 4           W2001 REGINA C.V.                                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4179 4           W2001/FORTY-SIX B.V.                                   100        N/A

4180 5             W2001 REGINA C.V.                                    N/A        N/A         The direct holder is a
                                                                                               General Partner.
4181 2       WH ADVISORS, L.L.C. 2005                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4182 3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED              N/A        N/A         The direct holder is a
                 PARTNERSHIP 2005                                                              General Partner.
4183 4           ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4184 4           AWH GLOBAL GEN-PAR, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4185 5             ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
4186 4           CARIBBEAN FUND GEN-PAR 2005, LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4187 5             CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.
4188 4           CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4189 4           GS Lux Management Services S.a r.l.                    100        N/A

4190 4           W2005 CNL FARGO GP, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4191 5             W2005 CNL FARGO HOLDINGS, L.P.                       N/A        N/A         The direct holder is a
                                                                                               General Partner.

4192 6               W2005 CNL FARGO MEZZ IV, LLC                       N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4193 7                 W2005 CNL FARGO MEZZ III, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4194 8                   W2005 CNL FARGO MEZZ II, LLC                   N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4195 9                     W2005 CNL FARGO MEZZ I, LLC                  N/A        N/A         The direct holder is a
                                                                                               Managing Member.


4196 10                      W2005/FARGO HOTELS (POOL                   525990 - Other         Wilmington    DE       UNITED STATES
                               C) GEN-PAR, L.L.C.                       Financial Vehicles
4197 11                        W2005/FARGO HOTELS                       525990 - Other         Wilmington    DE       UNITED STATES
                                 (POOL C) REALTY, L.P.                  Financial Vehicles
4198 10                      W2005/FARGO HOTELS (POOL                   525990 - Other         Wilmington    DE       UNITED STATES
                               C) REALTY, L.P.                          Financial Vehicles
4199 4           W2005 CNL HOLDINGS, L.L.C.                             525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4200 5             W2005 CNL FARGO HOLDINGS PARTNER, LLC                551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4201 6               W2005 CNL FARGO HOLDINGS, L.P.                     551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4202 4           W2005 EHY HOLDINGS, LLC                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4203 4           W2005 FARGO POOL AB SUPER HOLDINGS GEN-PAR, LLC        551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4204 5             W2005 FARGO POOL AB SUPER HOLDINGS, L.P.             551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4205 6               W2005 CNL FARGO HOLDINGS PARTNER, LLC              551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4206 4           W2005 FARGO POOL AB SUPER HOLDINGS, L.P.               551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4207 4           W2005 FARGO POOL D SUPER HOLDINGS, LLC                 551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4208 5             W2005 CNL FARGO HOLDINGS PARTNER, LLC                551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4209 4           W2005 KZL                                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4210 5             KERZNER INTERNATIONAL HOLDINGS LIMITED               525990 - Other         Nassau                 BAHAMAS, THE
                                                                        Financial Vehicles
4211 4           W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.          551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4212 5             W2005/FARGO HOTEL HOLDINGS II, L.P.                  551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4213 6               W2005 CNL FARGO HOLDINGS PARTNER, LLC              551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4214 4           W2005/FARGO HOTEL HOLDINGS II, L.P.                    551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4215 4           W2005/FARGO MEZZ HOLDINGS, LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4216 4           WHITEHALL EUROPEAN RE 1 S.A.R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4217 5             W2005/THIRTY-TWO B.V.                                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4218 6               W2005/THIRTY-THREE B.V.                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4219 7                 HIGHSTREET HOLDING GBR                           525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4220 5             W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4221 6               W2005/W2007 VERNAL ASSET 1 LUXEMBOURG              525990 - Other         LUXEMBOURG             LUXEMBOURG
                       S.A.R.L.                                         Financial Vehicles
4222 6               W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG            525990 - Other         Luxembourg             LUXEMBOURG
                       (H2) S.C.S.                                      Financial Vehicles
4223 7                 W2005/W2007 VERNAL ASSET 1 LUXEMBOURG            525990 - Other         LUXEMBOURG             LUXEMBOURG
                         S.A.R.L.                                       Financial Vehicles
4224 4           WHITEHALL EUROPEAN RE 2 S.A.R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4225 5             W2005/THIRTY-TWO B.V.                                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4226 5             W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4227 4           WHITEHALL FRENCH RE 2 SARL                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4228 5             W2005 PUPPET I B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4229 4           WHITEHALL FRENCH RE 3 SARL                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4230 5             W2005 PUPPET I B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4231 4           WHITEHALL SPECIAL GEN-PAR 2005, LLC                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4232 5             CARIBBEAN FUND GEN-PAR 2005, LLC                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4233 5             CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005,         525990 - Other         New York      NY       UNITED STATES
                     L.P.                                               Financial Vehicles
4234 2       WH ADVISORS, L.L.C. 2007                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4235 3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED              525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2007                                       Financial Vehicles
4236 2       WH ADVISORS, L.L.C. IX                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4237 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4238 2       WH ADVISORS, L.L.C. V                                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4239 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4240 2       WH ADVISORS, L.L.C. VI                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4241 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4242 2       WH ADVISORS, L.L.C. VII                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4243 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4244 2       WH ADVISORS, L.L.C. VIII                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4245 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4246 2       WH ADVISORS, L.L.C. X                                      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4247 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4248 2       WH ADVISORS, L.L.C. XI                                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4249 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4250 2       WH ADVISORS, L.L.C. XII                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4251 2       WH ADVISORS, L.L.C. XIII                                   525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4252 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4253 4           A/C GP (NON-POOLING), L.L.C.                           551112 - Offices       Wilmington    DE       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4254 4           ARCHON CAPITAL (NON-POOLING), L.P.                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4255 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4256 4           WH13/DANKO B.V.                                        525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4257 4           WH13/TWENTY-FOUR B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4258 4           WH13/TWENTY-NINE B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4259 5             ASIO S.R.L.                                          525990 - Other         Milan                  ITALY (OTHER)
                                                                        Financial Vehicles
4260 4           WH13/TWENTY-SIX B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4261 5             ASIO S.R.L.                                          525990 - Other         Milan                  ITALY (OTHER)
                                                                        Financial Vehicles
4262 2       WH INTERNATIONAL (LUX INVESTOR) ADVISORS, L.L.C. 2008      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4263 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX          525990 - Other         New York      NY       UNITED STATES
                 INVESTOR) LIMITED PARTNERSHIP 2008                     Financial Vehicles
4264 4           GS Lux Management Services S.a r.l.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4265 4           W2007 BEAR L.L.C.                                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4266 4           W2007/W2008 FINANCE LTD.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4267 4           W2008 JUPITER INVESTMENT CAYMAN LTD.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4268 4           W2008 OUKA (DELAWARE) L.L.C.                           525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4269 4           W2008 RAINBOW 1 (DELAWARE) L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4270 4           W2008 RAINBOW 2 (DELAWARE) L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4271 4           W2008 RAINBOW 3 (DELAWARE) L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4272 4           Whitehall European RE 9A S.a r.l.                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4273 2       WH INTERNATIONAL ADVISORS, L.L.C. 2001                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4274 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2001                                       Financial Vehicles
4275 4           MERCER INVESTMENTS IV PRIVATE LTD.                     525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                               Labuan
4276 4           QMH FINCO S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4277 4           W2001 ARES REALTY HOLDING, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4278 4           W2001 BRITANNIA LLC                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4279 4           W2001 LOFT FINANCE INTERNATIONAL, L.L.C.               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles

4196 10                      W2005/FARGO HOTELS (POOL                   N/A        N/A         The direct holder is a
                               C) GEN-PAR, L.L.C.                                              Non-Managing Member.
4197 11                        W2005/FARGO HOTELS                       N/A        100
                                 (POOL C) REALTY, L.P.
4198 10                      W2005/FARGO HOTELS (POOL                   N/A        100
                               C) REALTY, L.P.
4199 4           W2005 CNL HOLDINGS, L.L.C.                             N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4200 5             W2005 CNL FARGO HOLDINGS PARTNER, LLC                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4201 6               W2005 CNL FARGO HOLDINGS, L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4202 4           W2005 EHY HOLDINGS, LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4203 4           W2005 FARGO POOL AB SUPER HOLDINGS GEN-PAR, LLC        N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4204 5             W2005 FARGO POOL AB SUPER HOLDINGS, L.P.             N/A        N/A         The direct holder is a
                                                                                               General Partner.

4205 6               W2005 CNL FARGO HOLDINGS PARTNER, LLC              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4206 4           W2005 FARGO POOL AB SUPER HOLDINGS, L.P.               N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4207 4           W2005 FARGO POOL D SUPER HOLDINGS, LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4208 5             W2005 CNL FARGO HOLDINGS PARTNER, LLC                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4209 4           W2005 KZL                                              100        N/A

4210 5             KERZNER INTERNATIONAL HOLDINGS LIMITED               21         N/A

4211 4           W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4212 5             W2005/FARGO HOTEL HOLDINGS II, L.P.                  N/A        N/A         The direct holder is a
                                                                                               General Partner.

4213 6               W2005 CNL FARGO HOLDINGS PARTNER, LLC              N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4214 4           W2005/FARGO HOTEL HOLDINGS II, L.P.                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4215 4           W2005/FARGO MEZZ HOLDINGS, LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4216 4           WHITEHALL EUROPEAN RE 1 S.A.R.L.                       100        N/A

4217 5             W2005/THIRTY-TWO B.V.                                100        N/A

4218 6               W2005/THIRTY-THREE B.V.                            100        N/A

4219 7                 HIGHSTREET HOLDING GBR                           51         N/A

4220 5             W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG              100        N/A

4221 6               W2005/W2007 VERNAL ASSET 1 LUXEMBOURG              100        N/A
                       S.A.R.L.
4222 6               W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG            99         N/A
                       (H2) S.C.S.
4223 7                 W2005/W2007 VERNAL ASSET 1 LUXEMBOURG            100        N/A
                         S.A.R.L.
4224 4           WHITEHALL EUROPEAN RE 2 S.A.R.L.                       100        N/A

4225 5             W2005/THIRTY-TWO B.V.                                100        N/A

4226 5             W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG              100        N/A

4227 4           WHITEHALL FRENCH RE 2 SARL                             100        N/A

4228 5             W2005 PUPPET I B.V.                                  100        N/A

4229 4           WHITEHALL FRENCH RE 3 SARL                             100        N/A

4230 5             W2005 PUPPET I B.V.                                  100        N/A

4231 4           WHITEHALL SPECIAL GEN-PAR 2005, LLC                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4232 5             CARIBBEAN FUND GEN-PAR 2005, LLC                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4233 5             CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005,         N/A        N/A         The direct holder is a
                     L.P.                                                                      Limited Partner.
4234 2       WH ADVISORS, L.L.C. 2007                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4235 3         WHITEHALL STREET GLOBAL REAL ESTATE LIMITED              N/A        N/A         The direct holder is a
                 PARTNERSHIP 2007                                                              General Partner.
4236 2       WH ADVISORS, L.L.C. IX                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4237 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX      N/A        N/A         The direct holder is a
                                                                                               General Partner.
4238 2       WH ADVISORS, L.L.C. V                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4239 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V       N/A        N/A         The direct holder is a
                                                                                               General Partner.
4240 2       WH ADVISORS, L.L.C. VI                                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4241 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI      N/A        N/A         The direct holder is a
                                                                                               General Partner.
4242 2       WH ADVISORS, L.L.C. VII                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4243 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII     N/A        N/A         The direct holder is a
                                                                                               General Partner.
4244 2       WH ADVISORS, L.L.C. VIII                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4245 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII    N/A        N/A         The direct holder is a
                                                                                               General Partner.
4246 2       WH ADVISORS, L.L.C. X                                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4247 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X       N/A        N/A         The direct holder is a
                                                                                               General Partner.
4248 2       WH ADVISORS, L.L.C. XI                                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4249 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI      N/A        N/A         The direct holder is a
                                                                                               General Partner.
4250 2       WH ADVISORS, L.L.C. XII                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4251 2       WH ADVISORS, L.L.C. XIII                                   N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4252 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII     N/A        N/A         The direct holder is a
                                                                                               General Partner.
4253 4           A/C GP (NON-POOLING), L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4254 4           ARCHON CAPITAL (NON-POOLING), L.P.                     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4255 3         WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII    N/A        N/A         The direct holder is a
                                                                                               General Partner.
4256 4           WH13/DANKO B.V.                                        100        N/A

4257 4           WH13/TWENTY-FOUR B.V.                                  100        N/A

4258 4           WH13/TWENTY-NINE B.V.                                  99         N/A

4259 5             ASIO S.R.L.                                          100        N/A

4260 4           WH13/TWENTY-SIX B.V.                                   99         N/A

4261 5             ASIO S.R.L.                                          100        N/A

4262 2       WH INTERNATIONAL (LUX INVESTOR) ADVISORS, L.L.C. 2008      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4263 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX          N/A        N/A         The direct holder is a
                 INVESTOR) LIMITED PARTNERSHIP 2008                                            General Partner.
4264 4           GS Lux Management Services S.a r.l.                    100        N/A

4265 4           W2007 BEAR L.L.C.                                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4266 4           W2007/W2008 FINANCE LTD.                               100        N/A

4267 4           W2008 JUPITER INVESTMENT CAYMAN LTD.                   100        N/A

4268 4           W2008 OUKA (DELAWARE) L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4269 4           W2008 RAINBOW 1 (DELAWARE) L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4270 4           W2008 RAINBOW 2 (DELAWARE) L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4271 4           W2008 RAINBOW 3 (DELAWARE) L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4272 4           Whitehall European RE 9A S.a r.l.                      100        N/A

4273 2       WH INTERNATIONAL ADVISORS, L.L.C. 2001                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4274 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       N/A        N/A         The direct holder is a
                 PARTNERSHIP 2001                                                              General Partner.
4275 4           MERCER INVESTMENTS IV PRIVATE LTD.                     100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
4276 4           QMH FINCO S.A R.L.                                     100        N/A

4277 4           W2001 ARES REALTY HOLDING, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4278 4           W2001 BRITANNIA LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4279 4           W2001 LOFT FINANCE INTERNATIONAL, L.L.C.               N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4280 4           W2001 REGINA C.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4281 4           W2001/FORTY-SIX B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4282 2       WH INTERNATIONAL ADVISORS, L.L.C. 2005                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4283 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2005                                       Financial Vehicles
4284 4           GS Lux Management Services S.a r.l.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4285 4           W2005 KZL                                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4286 4           W2005 PUPPET 1 LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4287 4           W2005 PUPPET 2 LLC                                     525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4288 4           WHITEHALL EUROPEAN RE 1 S.A.R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4289 4           WHITEHALL EUROPEAN RE 2 S.A.R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4290 4           WHITEHALL EUROPEAN RE 4 S.A R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4291 4           WHITEHALL EUROPEAN RE 5 S.A R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4292 2       WH INTERNATIONAL ADVISORS, L.L.C. 2008                     525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4293 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2008                                       Financial Vehicles
4294 2       WH PARALLEL ADVISORS, L.L.C. 2001                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4295 3         WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED            525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2001                                       Financial Vehicles
4296 4           HIHARAKO (CAYMAN) L.L.C.                               525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4297 5             MERCER INVESTMENTS IV PRIVATE LTD.                   525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                               Labuan
4298 4           W2001 ARES REALTY HOLDING, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4299 4           W2001 GEN PAR EUR 3 B.V.                               525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4300 5             W2001 PARC C.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4301 6               W2001 LOFT B.V.                                    525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4302 5             W2001 WEBSTER CV                                     525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4303 6               W2001 CAPITOL B.V.                                 525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4304 4           W2001 PARC C.V.                                        525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4305 4           W2001 TWO C.V.                                         525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4306 5             QMH FINCO S.A R.L.                                   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4307 5             QMH LIMITED                                          525990 - Other         Essex                  UNITED KINGDOM
                                                                        Financial Vehicles                            (OTHER)
4308 5             W2001/FORTY-SIX B.V.                                 525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4309 4           W2001 WEBSTER CV                                       525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4310 4           W2001/SIXTY-ONE B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4311 5             W2001 REGINA C.V.                                    525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4312 5             W2001 TWO C.V.                                       525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4313 2       WH PARALLEL ADVISORS, L.L.C. 2007                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4314 3         WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED            525990 - Other         New York      NY       UNITED STATES
                 PARTNERSHIP 2007                                       Financial Vehicles
4315 4           BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.    531390 - Other         New York      NY       UNITED STATES
                                                                        activities related
                                                                        to real estate
4316 4           GS Lux Management Services S.a r.l.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4317 4           HIHARAKO 2007 (CAYMAN) LTD.                            531390 - Other         George Town            CAYMAN ISLANDS
                                                                        activities related
                                                                        to real estate
4318 4           W2007 230 PARK, LLC                                    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4319 4           W2007 MVP HOTELS, LLC                                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4320 4           W2007 PARALLEL AMELIA SARL                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4321 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4322 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4323 4           W2007 PARALLEL BEAR S.A.R.L.                           525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4324 5             W2007 BEAR L.L.C.                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4325 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4326 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4327 4           W2007 PARALLEL LANCASTER S.A R.L.                      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4328 5             W2007/W2008 FINANCE LTD.                             525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4329 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4330 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4331 4           W2007 PARALLEL LINDENCORSO S.A.R.L.                    525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4332 5             WHITEHALL EUROPEAN RE 6 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4333 4           W2007 Parallel Selfridges S.a r.l.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4334 5             WHITEHALL EUROPEAN RE 6 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4335 4           W2007 Parallel Vernal S.a r.l.                         525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4336 5             WHITEHALL EUROPEAN RE 6 S.A R.L.                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4337 4           W2007/ACEP HOLDINGS, LLC                               525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4338 4           WHITEHALL EUROPEAN RE 6 S.A R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4339 2       WH PARALLEL ADVISORS, L.L.C. XIII                          525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4340 3         WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII  525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4341 4           MDL SEVEN HOLDINGS (CAYMAN) INC.                       551112 - Offices       George Town            CAYMAN ISLANDS
                                                                        of Other Holding
                                                                        Companies
4342 4           WH MEZZCO GP, L.L.C. II                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4343 4           WH13/ASIO ASTREA C.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4344 5             WH13/TWENTY-NINE B.V.                                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4345 5             WH13/TWENTY-SIX B.V.                                 525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4346 4           WH13/DANKO B.V.                                        525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4347 4           WH13/FORTY-THREE B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4348 5             WH13/ASIO ASTREA C.V.                                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4349 4           WH13/FORTY-TWO B.V.                                    525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4350 5             WH13/ASIO ASTREA C.V.                                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4351 4           WH13/TWENTY-FOUR B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4352 2       WH13/DANKO B.V.                                            525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4353 2       WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP  525990 - Other         New York      NY       UNITED STATES
               2001                                                     Financial Vehicles
4354 2       WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP  525990 - Other         New York      NY       UNITED STATES
               2007                                                     Financial Vehicles
4355 2       WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII    525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4356 2       WHITEHALL STREET EMPLOYEE FUNDS 2001 GP, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4357 3         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4358 4           MERCER INVESTMENTS IV PRIVATE LTD.                     525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                               Labuan
4359 4           QMH FINCO S.A R.L.                                     525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4360 4           W2001 ARES REALTY HOLDING, L.L.C.                      525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4361 4           W2001 BRITANNIA LLC                                    525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4362 4           W2001 CAPITOL B.V.                                     525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4363 4           W2001 LOFT B.V.                                        525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles

4280 4           W2001 REGINA C.V.                                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4281 4           W2001/FORTY-SIX B.V.                                   100        N/A

4282 2       WH INTERNATIONAL ADVISORS, L.L.C. 2005                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4283 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       N/A        N/A         The direct holder is a
                 PARTNERSHIP 2005                                                              General Partner.
4284 4           GS Lux Management Services S.a r.l.                    100        N/A

4285 4           W2005 KZL                                              100        N/A

4286 4           W2005 PUPPET 1 LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4287 4           W2005 PUPPET 2 LLC                                     N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4288 4           WHITEHALL EUROPEAN RE 1 S.A.R.L.                       100        N/A

4289 4           WHITEHALL EUROPEAN RE 2 S.A.R.L.                       100        N/A

4290 4           WHITEHALL EUROPEAN RE 4 S.A R.L.                       100        N/A

4291 4           WHITEHALL EUROPEAN RE 5 S.A R.L.                       99         N/A

4292 2       WH INTERNATIONAL ADVISORS, L.L.C. 2008                     N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4293 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED       N/A        N/A         The direct holder is a
                 PARTNERSHIP 2008                                                              General Partner.
4294 2       WH PARALLEL ADVISORS, L.L.C. 2001                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4295 3         WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED            N/A        N/A         The direct holder is a
                 PARTNERSHIP 2001                                                              General Partner.
4296 4           HIHARAKO (CAYMAN) L.L.C.                               100        N/A

4297 5             MERCER INVESTMENTS IV PRIVATE LTD.                   100        N/A         This holding represents
                                                                                               ownership in Preferred
                                                                                               shares.
4298 4           W2001 ARES REALTY HOLDING, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4299 4           W2001 GEN PAR EUR 3 B.V.                               100        N/A

4300 5             W2001 PARC C.V.                                      N/A        N/A         The direct holder is a
                                                                                               General Partner.
4301 6               W2001 LOFT B.V.                                    99         N/A

4302 5             W2001 WEBSTER CV                                     N/A        N/A         The direct holder is a
                                                                                               General Partner.
4303 6               W2001 CAPITOL B.V.                                 100        N/A

4304 4           W2001 PARC C.V.                                        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4305 4           W2001 TWO C.V.                                         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4306 5             QMH FINCO S.A R.L.                                   100        N/A

4307 5             QMH LIMITED                                          90         N/A

4308 5             W2001/FORTY-SIX B.V.                                 100        N/A

4309 4           W2001 WEBSTER CV                                       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4310 4           W2001/SIXTY-ONE B.V.                                   100        N/A

4311 5             W2001 REGINA C.V.                                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4312 5             W2001 TWO C.V.                                       N/A        N/A         The direct holder is a
                                                                                               General Partner.
4313 2       WH PARALLEL ADVISORS, L.L.C. 2007                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4314 3         WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED            N/A        N/A         The direct holder is a
                 PARTNERSHIP 2007                                                              General Partner.
4315 4           BLACKSTONE HLT PRINCIPAL TRANSACTION PARTNERS, L.P.    N/A        32


4316 4           GS Lux Management Services S.a r.l.                    100        N/A

4317 4           HIHARAKO 2007 (CAYMAN) LTD.                            100        N/A


4318 4           W2007 230 PARK, LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4319 4           W2007 MVP HOTELS, LLC                                  94         N/A

4320 4           W2007 PARALLEL AMELIA SARL                             100        N/A

4321 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class A shares.
4322 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class A shares.
4323 4           W2007 PARALLEL BEAR S.A.R.L.                           100        N/A

4324 5             W2007 BEAR L.L.C.                                    N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4325 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class B shares.
4326 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class B shares.
4327 4           W2007 PARALLEL LANCASTER S.A R.L.                      100        N/A

4328 5             W2007/W2008 FINANCE LTD.                             100        N/A

4329 5             WHITEHALL EUROPEAN RE 7 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class C shares.
4330 5             WHITEHALL EUROPEAN RE 8 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class C shares.
4331 4           W2007 PARALLEL LINDENCORSO S.A.R.L.                    100        N/A

4332 5             WHITEHALL EUROPEAN RE 6 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class F shares.
4333 4           W2007 Parallel Selfridges S.a r.l.                     100        N/A

4334 5             WHITEHALL EUROPEAN RE 6 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class B shares.
4335 4           W2007 Parallel Vernal S.a r.l.                         100        N/A

4336 5             WHITEHALL EUROPEAN RE 6 S.A R.L.                     100        N/A         This holding represents
                                                                                               ownership in Class E shares.
4337 4           W2007/ACEP HOLDINGS, LLC                               96         N/A

4338 4           WHITEHALL EUROPEAN RE 6 S.A R.L.                       100        N/A         This holding represents
                                                                                               ownership in Class A shares.
4339 2       WH PARALLEL ADVISORS, L.L.C. XIII                          N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4340 3         WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII  N/A        N/A         The direct holder is a
                                                                                               General Partner.
4341 4           MDL SEVEN HOLDINGS (CAYMAN) INC.                       100        N/A


4342 4           WH MEZZCO GP, L.L.C. II                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4343 4           WH13/ASIO ASTREA C.V.                                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4344 5             WH13/TWENTY-NINE B.V.                                99         N/A

4345 5             WH13/TWENTY-SIX B.V.                                 99         N/A

4346 4           WH13/DANKO B.V.                                        100        N/A

4347 4           WH13/FORTY-THREE B.V.                                  100        N/A

4348 5             WH13/ASIO ASTREA C.V.                                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4349 4           WH13/FORTY-TWO B.V.                                    100        N/A

4350 5             WH13/ASIO ASTREA C.V.                                N/A        N/A         The direct holder is a
                                                                                               General Partner.
4351 4           WH13/TWENTY-FOUR B.V.                                  100        N/A

4352 2       WH13/DANKO B.V.                                            100        N/A

4353 2       WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP  N/A        N/A         The direct holder is a
               2001                                                                            Limited Partner.
4354 2       WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED PARTNERSHIP  N/A        N/A         The direct holder is a
               2007                                                                            Limited Partner.
4355 2       WHITEHALL PARALLEL REAL ESTATE LIMITED PARTNERSHIP XIII    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4356 2       WHITEHALL STREET EMPLOYEE FUNDS 2001 GP, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4357 3         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
4358 4           MERCER INVESTMENTS IV PRIVATE LTD.                     100        N/A         This holding represents
                                                                                               ownership in Ordinary
                                                                                               shares.
4359 4           QMH FINCO S.A R.L.                                     100        N/A

4360 4           W2001 ARES REALTY HOLDING, L.L.C.                      N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4361 4           W2001 BRITANNIA LLC                                    N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4362 4           W2001 CAPITOL B.V.                                     100        N/A

4363 4           W2001 LOFT B.V.                                        99         N/A


4364 4           W2001 REGINA C.V.                                      525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4365 4           W2001/FORTY-SIX B.V.                                   525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4366 4           WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED          525990 - Other         New York      NY       UNITED STATES
                   PARTNERSHIP 2001                                     Financial Vehicles
4367 4           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            525990 - Other         New York      NY       UNITED STATES
                   PARTNERSHIP 2001                                     Financial Vehicles
4368 4           WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED     525990 - Other         New York      NY       UNITED STATES
                   PARTNERSHIP 2001                                     Financial Vehicles
4369 3         WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4370 4           WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4371 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001        525990 - Other         George Town            CAYMAN ISLANDS
                   (CORPORATE), L.P.                                    Financial Vehicles
4372 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001,     525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
4373 5             WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND         525990 - Other         New York      NY       UNITED STATES
                     2001 (DELAWARE), L.P.                              Financial Vehicles
4374 6               MERCER INVESTMENTS IV PRIVATE LTD.                 525990 - Other         Federal                MALAYSIA
                                                                        Financial Vehicles     Territory of           (OTHER)
                                                                                               Labuan
4375 6               QMH FINCO S.A R.L.                                 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4376 6               W2001 ARES REALTY HOLDING, L.L.C.                  525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4377 6               W2001 BRITANNIA LLC                                525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4378 6               W2001 LOFT FINANCE INTERNATIONAL EMPLOYEE,         525990 - Other         Wilmington    DE       UNITED STATES
                       L.L.C.                                           Financial Vehicles
4379 6               W2001 REGINA C.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4380 6               W2001/FORTY-SIX B.V.                               525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4381 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001        525990 - Other         New York      NY       UNITED STATES
                 (DELAWARE), L.P.                                       Financial Vehicles
4382 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4383 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2001           525990 - Other         George Town            CAYMAN ISLANDS
                 (CORPORATE), L.P.                                      Financial Vehicles
4384 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001,     525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
4385 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4386 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001,     525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
4387 2       WHITEHALL STREET EMPLOYEE FUNDS 2005 GP, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4388 3         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4389 4           ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4390 4           AWH EMPLOYEE GEN-PAR, L.L.C.                           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4391 5             ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4392 4           CARIBBEAN FUND GEN-PAR 2005, LLC                       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4393 4           CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4394 4           W2005 CNL FARGO GP, LLC                                551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4395 4           W2005 FARGO POOL D SUPER HOLDINGS, LLC                 551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4396 4           W2005 KZL                                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4397 4           W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.          551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4398 4           W2005/FARGO HOTEL HOLDINGS II, L.P.                    551112 - Offices       Irving        TX       UNITED STATES
                                                                        of Other Holding
                                                                        Companies
4399 4           W2005/FARGO MEZZ HOLDINGS, LLC                         525990 - Other         Wilmington    DE       UNITED STATES
                                                                        Financial Vehicles
4400 4           WHITEHALL FRENCH RE 1 SARL                             525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4401 5             W2005 PUPPET I B.V.                                  525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4402 4           Whitehall European RE 3 S.a r.l.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4403 5             W2005/THIRTY-TWO B.V.                                525990 - Other         Amsterdam              NETHERLANDS
                                                                        Financial Vehicles
4404 5             W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG              525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4405 3         WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4406 4           WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4407 4           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            525990 - Other         New York      NY       UNITED STATES
                   PARTNERSHIP 2005                                     Financial Vehicles
4408 3         WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4409 4           WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4410 4           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            525990 - Other         New York      NY       UNITED STATES
                   PARTNERSHIP 2005                                     Financial Vehicles
4411 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005        525990 - Other         New York      NY       UNITED STATES
                 (DELAWARE), L.P.                                       Financial Vehicles
4412 4           W2005 KZL                                              525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4413 4           WHITEHALL EUROPEAN RE 6 S.A R.L.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4414 4           Whitehall European RE 3 S.a r.l.                       525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4415 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005 CORP.  525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
4416 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005,     525990 - Other         George Town            CAYMAN ISLANDS
                   L.P.                                                 Financial Vehicles
4417 5             WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND         525990 - Other         New York      NY       UNITED STATES
                     2005 (DELAWARE), L.P.                              Financial Vehicles
4418 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4419 3         WHITEHALL STREET INTERNATIONAL PCP FUND 2005 CORP.       525990 - Other         NEW YORK      NY       UNITED STATES
                                                                        Financial Vehicles
4420 4           WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4421 5             WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND         525990 - Other         George Town            CAYMAN ISLANDS
                     2005, L.P.                                         Financial Vehicles
4422 5             WHITEHALL STREET INTERNATIONAL REAL ESTATE           525990 - Other         New York      NY       UNITED STATES
                     LIMITED PARTNERSHIP 2005                           Financial Vehicles
4423 3         WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4424 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005 CORP.,    525990 - Other         George Town            CAYMAN ISLANDS
                 L.P.                                                   Financial Vehicles
4425 4           WHITEHALL STREET INTERNATIONAL REPIA FUND 2005,        525990 - Other         Luxembourg             LUXEMBOURG
                   S.a.r.l.                                             Financial Vehicles
4426 5             WHITEHALL STREET INTERNATIONAL REPIA FUND            525990 - Other         George Town            CAYMAN ISLANDS
                     2005, L.P.                                         Financial Vehicles
4427 6               WHITEHALL STREET INTERNATIONAL EMPLOYEE            525990 - Other         George Town            CAYMAN ISLANDS
                       FUND 2005, L.P.                                  Financial Vehicles
4428 6               WHITEHALL STREET INTERNATIONAL REAL ESTATE         525990 - Other         New York      NY       UNITED STATES
                       LIMITED PARTNERSHIP 2005                         Financial Vehicles
4429 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.     525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4430 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005,          525990 - Other         Luxembourg             LUXEMBOURG
                 S.a.r.l.                                               Financial Vehicles
4431 2       WHITEHALL STREET EMPLOYEE FUNDS 2007 GP, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4432 3         WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND        525990 - Other         New York      NY       UNITED STATES
                 2007, L.P.                                             Financial Vehicles
4433 4           WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE           525990 - Other         New York      NY       UNITED STATES
                   MASTER FUND 2007, L.P.                               Financial Vehicles
4434 5             W2007 FINANCE SUB, LLC                               525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4435 3         WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER      525990 - Other         New York      NY       UNITED STATES
                 FUND 2007, L.P.                                        Financial Vehicles
4436 3         WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007,   525990 - Other         New York      NY       UNITED STATES
                 L.P.                                                   Financial Vehicles
4437 4           WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND        525990 - Other         New York      NY       UNITED STATES
                   2007, L.P.                                           Financial Vehicles
4438 5             WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE         525990 - Other         New York      NY       UNITED STATES
                     MASTER FUND 2007, L.P.                             Financial Vehicles
4439 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          525990 - Other         New York      NY       UNITED STATES
                     PARTNERSHIP 2007                                   Financial Vehicles
4440 3         WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007,    525990 - Other         New York      NY       UNITED STATES
                 L.P.                                                   Financial Vehicles
4441 2       WHITEHALL STREET EMPLOYEE FUNDS 2008 GP, L.L.C.            525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4442 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND OVERRIDE    531390 - Other         New York      NY       UNITED STATES
                 SUB 2008, LTD.                                         activities related
                                                                        to real estate
4443 4           WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED     525990 - Other         New York      NY       UNITED STATES
                   PARTNERSHIP 2008                                     Financial Vehicles
4444 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND      525990 - Other         George Town            CAYMAN ISLANDS
                 2008, L.P.                                             Financial Vehicles
4445 4           W2008 INTERNATIONAL FINANCE SUB LTD.                   525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4446 3         WHITEHALL STREET INTERNATIONAL OVERRIDE FUND 2008, L.P.  525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4447 3         WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles

4364 4           W2001 REGINA C.V.                                      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4365 4           W2001/FORTY-SIX B.V.                                   100        N/A

4366 4           WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED          N/A        N/A         The direct holder is a
                   PARTNERSHIP 2001                                                            Limited Partner.
4367 4           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            N/A        N/A         The direct holder is a
                   PARTNERSHIP 2001                                                            Limited Partner.
4368 4           WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED     N/A        N/A         The direct holder is a
                   PARTNERSHIP 2001                                                            Limited Partner.
4369 3         WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
4370 4           WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4371 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001        N/A        N/A         The direct holder is a
                   (CORPORATE), L.P.                                                           General Partner.
4372 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001,     N/A        N/A         The direct holder is a
                   L.P.                                                                        Limited Partner.
4373 5             WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND         N/A        N/A         The direct holder is a
                     2001 (DELAWARE), L.P.                                                     Limited Partner.
4374 6               MERCER INVESTMENTS IV PRIVATE LTD.                 100        N/A         This holding represents
                                                                                               ownership in Preferred
                                                                                               shares.
4375 6               QMH FINCO S.A R.L.                                 100        N/A

4376 6               W2001 ARES REALTY HOLDING, L.L.C.                  N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4377 6               W2001 BRITANNIA LLC                                N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4378 6               W2001 LOFT FINANCE INTERNATIONAL EMPLOYEE,         N/A        N/A         The direct holder is a
                       L.L.C.                                                                  Managing Member.
4379 6               W2001 REGINA C.V.                                  N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4380 6               W2001/FORTY-SIX B.V.                               100        N/A

4381 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001        N/A        N/A         The direct holder is a
                 (DELAWARE), L.P.                                                              General Partner.
4382 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
4383 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2001           N/A        N/A         The direct holder is a
                 (CORPORATE), L.P.                                                             General Partner.
4384 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001,     N/A        N/A         The direct holder is a
                   L.P.                                                                        Limited Partner.
4385 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
4386 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001,     N/A        N/A         The direct holder is a
                   L.P.                                                                        Limited Partner.
4387 2       WHITEHALL STREET EMPLOYEE FUNDS 2005 GP, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4388 3         WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
4389 4           ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4390 4           AWH EMPLOYEE GEN-PAR, L.L.C.                           N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4391 5             ARCHON CORE PLUS REAL ESTATE FUND 2005, L.P.         N/A        N/A         The direct holder is a
                                                                                               General Partner.
4392 4           CARIBBEAN FUND GEN-PAR 2005, LLC                       N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4393 4           CARIBBEAN REAL ESTATE OPPORTUNITY FUND 2005, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4394 4           W2005 CNL FARGO GP, LLC                                N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4395 4           W2005 FARGO POOL D SUPER HOLDINGS, LLC                 N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.

4396 4           W2005 KZL                                              100        N/A

4397 4           W2005/FARGO HOTEL HOLDINGS II GEN-PAR, L.L.C.          N/A        N/A         The direct holder is a
                                                                                               Managing Member.

4398 4           W2005/FARGO HOTEL HOLDINGS II, L.P.                    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.

4399 4           W2005/FARGO MEZZ HOLDINGS, LLC                         N/A        N/A         The direct holder is a
                                                                                               Managing Member.
4400 4           WHITEHALL FRENCH RE 1 SARL                             100        N/A

4401 5             W2005 PUPPET I B.V.                                  100        N/A

4402 4           Whitehall European RE 3 S.a r.l.                       100        N/A

4403 5             W2005/THIRTY-TWO B.V.                                100        N/A

4404 5             W2005/W2007 VERNAL HOLDING 1 LUXEMBOURG              100        N/A

4405 3         WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.              N/A        N/A         The direct holder is a
                                                                                               General Partner.
4406 4           WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4407 4           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            N/A        N/A         The direct holder is a
                   PARTNERSHIP 2005                                                            Limited Partner.
4408 3         WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.            N/A        N/A         The direct holder is a
                                                                                               General Partner.
4409 4           WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4410 4           WHITEHALL STREET GLOBAL REAL ESTATE LIMITED            N/A        N/A         The direct holder is a
                   PARTNERSHIP 2005                                                            Limited Partner.
4411 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005        N/A        N/A         The direct holder is a
                 (DELAWARE), L.P.                                                              General Partner.
4412 4           W2005 KZL                                              100        N/A

4413 4           WHITEHALL EUROPEAN RE 6 S.A R.L.                       100        N/A         This holding represents
                                                                                               ownership in Class F shares.
4414 4           Whitehall European RE 3 S.a r.l.                       100        N/A

4415 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005 CORP.  1          N/A

4416 4           WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005,     N/A        N/A         The direct holder is a
                   L.P.                                                                        Limited Partner.
4417 5             WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND         N/A        N/A         The direct holder is a
                     2005 (DELAWARE), L.P.                                                     Limited Partner.
4418 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
4419 3         WHITEHALL STREET INTERNATIONAL PCP FUND 2005 CORP.       100        N/A

4420 4           WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.     N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4421 5             WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND         N/A        N/A         The direct holder is a
                     2005, L.P.                                                                Limited Partner.
4422 5             WHITEHALL STREET INTERNATIONAL REAL ESTATE           N/A        N/A         The direct holder is a
                     LIMITED PARTNERSHIP 2005                                                  Limited Partner.
4423 3         WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.       N/A        N/A         The direct holder is a
                                                                                               General Partner.
4424 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005 CORP.,    N/A        N/A         The direct holder is a
                 L.P.                                                                          General Partner.
4425 4           WHITEHALL STREET INTERNATIONAL REPIA FUND 2005,        63         N/A
                   S.a.r.l.
4426 5             WHITEHALL STREET INTERNATIONAL REPIA FUND            N/A        N/A         The direct holder is a
                     2005, L.P.                                                                Limited Partner.
4427 6               WHITEHALL STREET INTERNATIONAL EMPLOYEE            N/A        N/A         The direct holder is a
                       FUND 2005, L.P.                                                         Limited Partner.
4428 6               WHITEHALL STREET INTERNATIONAL REAL ESTATE         N/A        N/A         The direct holder is a
                       LIMITED PARTNERSHIP 2005                                                Limited Partner.
4429 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.     N/A        N/A         The direct holder is a
                                                                                               General Partner.
4430 3         WHITEHALL STREET INTERNATIONAL REPIA FUND 2005,          63         N/A
                 S.a.r.l.
4431 2       WHITEHALL STREET EMPLOYEE FUNDS 2007 GP, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4432 3         WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND        N/A        N/A         The direct holder is a
                 2007, L.P.                                                                    General Partner.
4433 4           WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE           N/A        N/A         The direct holder is a
                   MASTER FUND 2007, L.P.                                                      Limited Partner.
4434 5             W2007 FINANCE SUB, LLC                               N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4435 3         WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER      N/A        N/A         The direct holder is a
                 FUND 2007, L.P.                                                               General Partner.
4436 3         WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007,   N/A        N/A         The direct holder is a
                 L.P.                                                                          General Partner.
4437 4           WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND        N/A        N/A         The direct holder is a
                   2007, L.P.                                                                  Limited Partner.
4438 5             WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE         N/A        N/A         The direct holder is a
                     MASTER FUND 2007, L.P.                                                    Limited Partner.
4439 5             WHITEHALL STREET GLOBAL REAL ESTATE LIMITED          N/A        N/A         The direct holder is a
                     PARTNERSHIP 2007                                                          Limited Partner.
4440 3         WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007,    N/A        N/A         The direct holder is a
                 L.P.                                                                          General Partner.
4441 2       WHITEHALL STREET EMPLOYEE FUNDS 2008 GP, L.L.C.            N/A        N/A         The direct holder is a
                                                                                               Non-Managing Member.
4442 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND OVERRIDE    100        N/A
                 SUB 2008, LTD.

4443 4           WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED     N/A        N/A         The direct holder is a
                   PARTNERSHIP 2008                                                            Limited Partner.
4444 3         WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND      N/A        N/A         The direct holder is a
                 2008, L.P.                                                                    General Partner.
4445 4           W2008 INTERNATIONAL FINANCE SUB LTD.                   100        N/A

4446 3         WHITEHALL STREET INTERNATIONAL OVERRIDE FUND 2008, L.P.  N/A        N/A         The direct holder is a
                                                                                               General Partner.
4447 3         WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.    N/A        N/A         The direct holder is a
                                                                                               General Partner.

4448 2       WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4449 2       WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.           525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4450 2       WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4451 2       WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND 2007,    525990 - Other         New York      NY       UNITED STATES
               L.P.                                                     Financial Vehicles
4452 2       WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND   525990 - Other         New York      NY       UNITED STATES
               2007, L.P.                                               Financial Vehicles
4453 2       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other         New York      NY       UNITED STATES
               2001                                                     Financial Vehicles
4454 2       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other         New York      NY       UNITED STATES
               2005                                                     Financial Vehicles
4455 2       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    525990 - Other         New York      NY       UNITED STATES
               2007                                                     Financial Vehicles
4456 2       WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007,     525990 - Other         New York      NY       UNITED STATES
               L.P.                                                     Financial Vehicles
4457 2       WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007, L.P. 525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4458 2       WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4459 2       WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.              525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4460 2       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4461 2       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.    525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4462 2       WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND 2008,  525990 - Other         George Town            CAYMAN ISLANDS
               L.P.                                                     Financial Vehicles
4463 2       WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND 2008 525990 - Other         Luxembourg             LUXEMBOURG
               SCA                                                      Financial Vehicles
4464 2       WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.         525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4465 2       WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.      525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4466 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX INVESTOR)  525990 - Other         New York      NY       UNITED STATES
               LIMITED PARTNERSHIP 2008                                 Financial Vehicles
4467 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION     525990 - Other         George Town            CAYMAN ISLANDS
               2001                                                     Financial Vehicles
4468 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION     525990 - Other         George Town            CAYMAN ISLANDS
               2005                                                     Financial Vehicles
4469 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION     525990 - Other         George Town            CAYMAN ISLANDS
               2008                                                     Financial Vehicles
4470 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         525990 - Other         New York      NY       UNITED STATES
               PARTNERSHIP 2001                                         Financial Vehicles
4471 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         525990 - Other         New York      NY       UNITED STATES
               PARTNERSHIP 2005                                         Financial Vehicles
4472 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         525990 - Other         New York      NY       UNITED STATES
               PARTNERSHIP 2008                                         Financial Vehicles
4473 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE S.A.R.L. 2008   525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4474 3         WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND    525990 - Other         Luxembourg             LUXEMBOURG
                 2008 SCA                                               Financial Vehicles

4475 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008      525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles

4476 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008        525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles
4477 2       WHITEHALL STREET INTERNATIONAL REPIA FUND 2001             525990 - Other         George Town            CAYMAN ISLANDS
               (CORPORATE), L.P.                                        Financial Vehicles
4478 2       WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4479 2       WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.       525990 - Other         George Town            CAYMAN ISLANDS
                                                                        Financial Vehicles
4480 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4481 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4482 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4483 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4484 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4485 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X         525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4486 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI        525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4487 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII       525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4488 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII      525990 - Other         New York      NY       UNITED STATES
                                                                        Financial Vehicles
4489 2       Whitehall Street International Override Offshore Fund 2008 525990 - Other         Luxembourg             LUXEMBOURG
                                                                        Financial Vehicles

4448 2       WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4449 2       WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005, L.P.           N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4450 2       WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.                N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4451 2       WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE FUND 2007,    N/A        N/A         The direct holder is a
               L.P.                                                                            Limited Partner.
4452 2       WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE MASTER FUND   N/A        N/A         The direct holder is a
               2007, L.P.                                                                      Limited Partner.
4453 2       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    N/A        N/A         The direct holder is a
               2001                                                                            Limited Partner.
4454 2       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    N/A        N/A         The direct holder is a
               2005                                                                            Limited Partner.
4455 2       WHITEHALL STREET GLOBAL REAL ESTATE LIMITED PARTNERSHIP    N/A        N/A         The direct holder is a
               2007                                                                            Limited Partner.
4456 2       WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC FUND 2007,     N/A        N/A         The direct holder is a
               L.P.                                                                            Limited Partner.
4457 2       WHITEHALL STREET GLOBAL REAL ESTATE PMD QP FUND 2007, L.P. N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4458 2       WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4459 2       WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.              N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4460 2       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2001, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4461 2       WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND 2005, L.P.    N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4462 2       WHITEHALL STREET INTERNATIONAL EMPLOYEE MASTER FUND 2008,  N/A        N/A         The direct holder is a
               L.P.                                                                            Limited Partner.
4463 2       WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND 2008 100        N/A         This holding represents
               SCA                                                                             ownership in A-2 shares.
4464 2       WHITEHALL STREET INTERNATIONAL PCP FUND 2005, L.P.         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4465 2       WHITEHALL STREET INTERNATIONAL PMD QP FUND 2008, L.P.      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4466 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE (LUX INVESTOR)  N/A        N/A         The direct holder is a
               LIMITED PARTNERSHIP 2008                                                        Limited Partner.
4467 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION     100        N/A
               2001
4468 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION     100        N/A
               2005
4469 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE CORPORATION     100        N/A
               2008
4470 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         N/A        N/A         The direct holder is a
               PARTNERSHIP 2001                                                                Limited Partner.
4471 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         N/A        N/A         The direct holder is a
               PARTNERSHIP 2005                                                                Limited Partner.
4472 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE LIMITED         N/A        N/A         The direct holder is a
               PARTNERSHIP 2008                                                                Limited Partner.
4473 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE S.A.R.L. 2008   100        N/A

4474 3         WHITEHALL STREET INTERNATIONAL OVERRIDE OFFSHORE FUND    100        N/A         This holding represents
                 2008 SCA                                                                      ownership in Management
                                                                                               shares.
4475 3         WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008      100        N/A         This holding represents
                                                                                               ownership in Management
                                                                                               shares.
4476 2       WHITEHALL STREET INTERNATIONAL REAL ESTATE SCA 2008        100        N/A         This holding represents
                                                                                               ownership in A-5 shares.
4477 2       WHITEHALL STREET INTERNATIONAL REPIA FUND 2001             N/A        N/A         The direct holder is a
               (CORPORATE), L.P.                                                               Limited Partner.
4478 2       WHITEHALL STREET INTERNATIONAL REPIA FUND 2001, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4479 2       WHITEHALL STREET INTERNATIONAL REPIA FUND 2005, L.P.       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4480 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP IX        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4481 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP V         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4482 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VI        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4483 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VII       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4484 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP VIII      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4485 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP X         N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4486 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XI        N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4487 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XII       N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4488 2       WHITEHALL STREET REAL ESTATE LIMITED PARTNERSHIP XIII      N/A        N/A         The direct holder is a
                                                                                               Limited Partner.
4489 2       Whitehall Street International Override Offshore Fund 2008 100        N/A

ITEM 29. INDEMNIFICATION

RULE 484 UNDERTAKING - Article VI of the Company's Bylaws of states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 30. PRINCIPAL UNDERWRITERS

      (A) Epoch Securities, Inc. also acts as a principal underwriter for the following:

            - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA A, VA B, VA C, VA G, VA H, VA K, VA-P, Commonwealth Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

            - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

      (B) The principal business address of most of the following Directors and Officers is: 200 West Street, New York, NY 10282-2198

            The principal business address of the other following Directors and Officers* is: 132 Turnpike Road, Suite 210 Southborough, MA 01772.

NAME                            POSITION OR OFFICE WITH UNDERWRITER
----                            -----------------------------------
Steven M. Bunson                Assistant Treasurer
Nabanita  Chaterjee             Assistant Secretary
Richard  Cohn                   Assistant General Counsel and Secretary
Manda J. D'Agata                Assistant Treasurer
John S. Daly                    Director
Julie  Hausen                   Assistant Secretary
Kathleen Jack                   Chief Compliance Officer Securities Underwriting
Kenneth L. Josselyn             Assistant Secretary
Robert A. Mass                  Compliance Officer
Albert P. Meo                   Financial Operations Principal
Stephen R. Pierce               Director and Vice President
Elizabeth E. Robinson           Treasurer
Matthew E. Tropp                Assistant Secretary
Joel Volcy*                     Chief Operating Officer
Nicholas H. von Moltke          Director, President and Chief Executive Officer
Margot  Wallin*                 Chief Compliance Officer Variable Products

      (C) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions or other compensation retained by Security Distributors, Inc., the former principal underwriter of the Contracts, directly or indirectly, for sales of variable contracts funded by the Registrant in 2011. No commissions or other compensation was received by Epoch Securities, Inc., the current principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

      Each account, book or other document required to be maintained by
      Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder, are maintained for the Company by Se(2) at One Security Benefit Place, Topeka, Kansas.

ITEM 32. MANAGEMENT SERVICES

      The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 33. FEE REPRESENTATION (pursuant to Section 26(e) of the Investment Company Act of 1940)

      The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 10th day of April, 2012.

                                 VEL II ACCOUNT OF
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                 /s/ Scott D. Silverman
                 --------------------------------------------------
                 Scott D. Silverman, Senior Vice President,
                 General Counsel, and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                           TITLE                                                       DATE
----------                           -----                                                       ----
/s/ John J. Fowler           Senior Vice President and Chief Financial Officer             April 10, 2012
--------------------------
John J. Fowler

Allan S. Levine*             Chairman of the Board
--------------------------

Manda J. D'Agata*            Director, Vice President and Treasurer
--------------------------

Kathleen M. Redgate*         Director
--------------------------

Michael S. Rotter*           Director (Vice Chairman)
--------------------------

Nicholas H. von Moltke*      Director, President, and Chief Executive Officer
--------------------------

/s/ Jane S. Grosso           Vice President and Controller
--------------------------   (Chief Accounting Officer)
Jane S. Grosso

*Scott D. Silverman, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated February 22, 2012 and March 13, 2012 duly executed by such persons.

/s/ Scott D. Silverman
------------------------------------
Scott D. Silverman, Attorney-in-Fact

(33-57792) VEL II

                                   EXHIBIT TABLE

Exhibit (C)(9)       Service Agreement dated March 13, 2012 by and between the Epoch Securities, Inc., Commonwealth Annuity and Life Insurance Company, se2 and Security Distributors, Inc.

Exhibit (H)(7)       Amendment dated May 1, 2011 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life
                     Insurance Company

Exhibit (I)(1)       Assignment and Assumption of the Third Party Administrator  Agreement and Related Work Assignments dated
                     October 1, 2009

Exhibit (I)(2)       Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement

Exhibit (I)(3)       Amendment to Work Assignment dated March 6, 2012

Exhibit (I)(6)       Directors' Powers of Attorney

Exhibit (N)          Consent of Independent Registered Public Accounting Firm